2023 QUARTERLY REPORT
Russell Investment Company
July 31, 2023
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company
is a series investment company
with 31 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
25 of these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 7
U.S. Strategic Equity Fund 13
U.S. Small Cap Equity Fund 20
International Developed Markets Fund 33
Global Equity Fund 43
Emerging Markets Fund 53
Tax-Managed U.S. Large Cap Fund 64
Tax-Managed U.S. Mid & Small Cap Fund 69
Tax-Managed International Equity Fund 78
Tax-Managed Real Assets Fund 92
Opportunistic Credit Fund 100
Unconstrained Total Return Fund 144
Strategic Bond Fund 147
Investment Grade Bond Fund 182
Short Duration Bond Fund 201
Tax-Exempt High Yield Bond Fund 223
Tax-Exempt Bond Fund 287
Global Infrastructure Fund 361
Global Real Estate Securities Fund 366
Multi-Strategy Income Fund 371
Multi-Asset Growth Strategy Fund 400
Multifactor U.S. Equity Fund 428
Multifactor International Equity Fund 436
Multifactor Bond Fund 448
Notes to Schedules of Investments 457
Notes to Quarterly Report 459
Russell Investment Company
Quarterly Report
July 31, 2023 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Equity Income Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.0%
Consumer Discretionary - 7.3%
Autoliv, Inc. 7,027 709
Best Buy Co., Inc. 4,935 410
Comcast Corp. Class A 47,485 2,149
Deckers Outdoor Corp.(Æ) 860 468
Dollar Tree, Inc.(Æ) 1,698 262
eBay, Inc. 10,050 447
Ford Motor Co. 29,825 394
General Motors Co. 30,491 1,170
Home Depot, Inc. (The) 1,897 633
Lennar Corp. Class A 1,901 241
Lithia Motors, Inc. Class A 2,146 666
McDonald's Corp. 1,401 411
New York Times Co. (The) Class A 7,844 320
Omnicom Group, Inc. 2,678 227
PulteGroup, Inc. 5,215 440
Ralph Lauren Corp. Class A 1,225 161
Raytheon Technologies Corp. 20,722 1,822
Target Corp. 5,785 789
VF Corp. 7,160 142
Walmart, Inc. 3,586 573
Walt Disney Co. (The)(Æ) 23,091 2,053
Yum! Brands, Inc. 1,160 160
14,647
Consumer Staples - 10.8%
Altria Group, Inc. 3,655 166
Archer-Daniels-Midland Co. 5,512 468
Brown-Forman Corp. Class B - ADR 617 44
Church & Dwight Co., Inc. 1,933 185
Coca-Cola Co. (The) 8,034 498
Coca-Cola Europacific Partners PLC 29,131 1,847
Conagra Brands, Inc. 34,189 1,122
CVS Health Corp. 54,068 4,038
General Mills, Inc. 5,722 428
Hershey Co. (The) 893 207
Ingredion, Inc. 5,850 651
JM Smucker Co. (The) 1,397 210
Kraft Heinz Co. (The) 4,821 174
Kroger Co. (The) 47,881 2,329
Molson Coors Beverage Co. Class B 12,317 859
Mondelez International, Inc. Class A 4,730 351
Monster Beverage Corp.(Æ) 6,911 397
PepsiCo, Inc. 2,755 516
Philip Morris International, Inc. 29,103 2,902
Procter & Gamble Co. (The) 11,706 1,830
Sysco Corp. 2,457 187
Tyson Foods, Inc. Class A 32,425 1,807
Walgreens Boots Alliance, Inc. 10,809 324
21,540
Energy - 7.5%
BP PLC - ADR 40,056 1,494
Cabot Oil & Gas Corp. 17,523 483
Canadian Natural Resources, Ltd. 11,265 685
Chevron Corp. 11,723 1,919
Enbridge, Inc. 41,320 1,520
EOG Resources, Inc. 3,963 525
Exxon Mobil Corp. 12,752 1,367
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hess Corp. 12,868 1,952
Kinder Morgan, Inc. 11,450 203
Magna International, Inc. Class A 7,039 453
Marathon Petroleum Corp. 4,419 588
ONEOK, Inc. 3,805 255
Phillips 66 16,911 1,886
Pioneer Natural Resources Co. 2,307 521
Shell PLC - ADR 17,035 1,050
14,901
Financial Services - 20.1%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 17,502 1,117
Aflac, Inc. 4,781 346
Allstate Corp. (The) 24,967 2,813
American Financial Group, Inc. 2,478 301
American International Group, Inc. 3,576 216
American Tower Corp.(ö) 1,363 259
Ameriprise Financial, Inc. 780 272
Apartment Income REIT Corp.(ö) 5,396 186
Arch Capital Group, Ltd.(Æ) 6,175 480
AvalonBay Communities, Inc.(ö) 1,538 290
Bank of America Corp. 35,672 1,142
Berkshire Hathaway, Inc. Class B(Æ) 10,740 3,780
BlackRock, Inc. Class A 59 44
CBRE Group, Inc. Class A(Æ) 2,898 241
Charles Schwab Corp. (The) 12,633 835
Chubb, Ltd. 9,436 1,929
Citigroup, Inc. 50,313 2,398
CME Group, Inc. Class A 1,158 230
Corporate Office Properties Trust(ö) 19,345 503
Crown Castle, Inc.(ö) 1,393 151
Cullen/Frost Bankers, Inc. 1,432 155
Digital Realty Trust, Inc.(ö) 2,175 271
Equinix, Inc.(ö) 601 487
Equity Residential(ö) 2,769 183
Goldman Sachs Group, Inc. (The) 176 63
Hartford Financial Services Group, Inc. 2,883 207
Healthcare Realty Trust, Inc.(ö) 19,360 378
Howard Hughes Corp. (The)(Æ) 7,487 632
Intercontinental Exchange, Inc. 2,412 277
Invitation Homes, Inc.(ö) 9,224 327
JPMorgan Chase & Co. 31,160 4,922
M&T Bank Corp. 7,226 1,011
Marsh & McLennan Cos., Inc. 2,358 444
MetLife, Inc. 4,478 282
Morgan Stanley 838 77
New York Community Bancorp, Inc. 75,595 1,049
Northern Trust Corp. 17,754 1,422
Old Republic International Corp. 8,904 245
PNC Financial Services Group, Inc. (The) 1,960 268
Principal Financial Group, Inc. 2,381 190
Progressive Corp. (The) 2,771 349
Prologis, Inc.(ö) 3,513 438
Prudential Financial, Inc. 2,565 247
Public Storage(ö) 970 273
Raymond James Financial, Inc. 3,278 361
Regions Financial Corp. 9,281 189
Reinsurance Group of America, Inc. Class A 3,728 523
SEI Investments Co. 4,969 313

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Simon Property Group, Inc.(ö) 1,481 185
T Rowe Price Group, Inc. 4,144 511
Tradeweb Markets, Inc. Class A 4,739 388
Travelers Cos., Inc. (The) 1,587 274
Truist Financial Corp. 5,736 191
US Bancorp 26,831 1,065
Wells Fargo & Co. 67,012 3,093
Weyerhaeuser Co.(ö) 14,719 501
Willis Towers Watson PLC 4,228 894
40,218
Health Care - 15.2%
Abbott Laboratories 5,091 567
AbbVie, Inc. 2,207 330
Amgen, Inc. 1,634 382
AstraZeneca PLC - ADR 8,913 639
Baxter International, Inc. 16,278 736
Becton Dickinson & Co. 4,066 1,133
Biogen, Inc.(Æ) 813 220
Bristol-Myers Squibb Co. 19,845 1,234
Cigna Group (The) 7,943 2,344
Danaher Corp. 1,537 392
Dentsply Sirona, Inc. 19,716 818
Doximity, Inc. Class A(Æ) 4,806 172
Elevance Health, Inc. 407 192
Eli Lilly & Co. 1,578 717
Envista Holdings Corp.(Æ) 6,452 222
Exelixis, Inc.(Æ) 43,266 853
Gilead Sciences, Inc. 5,280 402
GSK PLC - ADR 28,730 1,022
Hologic, Inc.(Æ) 2,911 231
Humana, Inc. 1,302 595
Illumina, Inc.(Æ) 1,431 275
Jazz Pharmaceuticals PLC(Æ) 6,390 833
Johnson & Johnson 24,883 4,169
Medtronic PLC 32,689 2,869
Merck & Co., Inc. 25,690 2,740
Organon & Co. 13,257 291
Pfizer, Inc. 43,560 1,571
Regeneron Pharmaceuticals, Inc.(Æ) 635 471
Stryker Corp. 1,298 368
Thermo Fisher Scientific, Inc. 995 546
UnitedHealth Group, Inc. 4,423 2,240
Vertex Pharmaceuticals, Inc.(Æ) 763 269
Viatris, Inc. 51,373 541
30,384
Materials and Processing - 5.1%
Air Products & Chemicals, Inc. 8,520 2,601
Amcor PLC 17,190 176
AptarGroup, Inc. 2,163 263
Crown Holdings, Inc. 8,178 759
Dow, Inc. 6,552 370
DuPont de Nemours, Inc. 19,249 1,494
General Electric Co. 4,642 530
International Flavors & Fragrances, Inc. 11,941 1,010
Linde PLC 512 200
LyondellBasell Industries NV Class A 2,911 288
Newmont Corp. 23,040 989
Nucor Corp. 2,724 469
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Packaging Corp. of America 1,617 248
Royal Gold, Inc. 2,982 358
Southern Copper Corp. 4,138 362
10,117
Producer Durables - 9.4%
3M Co. 3,854 430
Alaska Air Group, Inc.(Æ) 11,309 550
Ametek, Inc. 1,043 165
Amphenol Corp. Class A 3,592 317
AO Smith Corp. 579 42
Automatic Data Processing, Inc. 1,531 379
CH Robinson Worldwide, Inc. 401 40
Chart Industries, Inc.(Æ) 3,149 574
Cummins, Inc. 661 172
Deere & Co. 2,014 865
Delta Air Lines, Inc. 30,721 1,421
Emerson Electric Co. 2,928 268
FedEx Corp. 6,343 1,712
FTI Consulting, Inc.(Æ) 1,833 321
General Dynamics Corp. 8,686 1,942
Global Payments, Inc. 12,773 1,408
HEICO Corp. Class A 293 41
HEICO Corp. 233 41
Honeywell International, Inc. 950 184
Illinois Tool Works, Inc. 1,145 302
L3Harris Technologies, Inc. 1,423 270
Lockheed Martin Corp. 724 323
Morningstar, Inc. 1,879 433
Northrop Grumman Corp. 232 103
PACCAR Financial Corp. 5,112 440
Paychex, Inc. 1,838 231
QuantumScape Corp.(Æ) 47,589 633
S&P Global, Inc. 1,485 586
Snap-on, Inc. 987 269
Stanley Black & Decker, Inc. 20,667 2,052
Tetra Tech, Inc. 2,534 429
Union Pacific Corp. 1,694 393
United Parcel Service, Inc. Class B 2,011 376
Vontier Corp. 25,650 793
Waste Management, Inc. 1,921 315
18,820
Technology - 11.6%
Activision Blizzard, Inc. 2,127 197
Advanced Micro Devices, Inc.(Æ) 4,888 559
Alphabet, Inc. Class A(Æ) 13,027 1,729
Alphabet, Inc. Class C(Æ) 6,023 802
Amdocs, Ltd. 1,688 158
Broadcom, Inc. 547 492
Broadridge Financial Solutions, Inc. 2,627 441
Cisco Systems, Inc. 19,506 1,015
Cognizant Technology Solutions Corp.
Class A 4,372 289
Corning, Inc. 10,142 344
DoorDash, Inc. Class A(Æ) 5,917 537
Fidelity National Information Services, Inc. 19,818 1,197
Fiserv, Inc.(Æ) 1,351 171
Hewlett Packard Enterprise Co. 22,139 385
HP, Inc. 14,598 479

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intel Corp. 27,904 998
International Business Machines Corp. 3,894 561
Meta Platforms, Inc. Class A(Æ) 11,336 3,612
Micron Technology, Inc. 24,832 1,773
Motorola Solutions, Inc. 999 286
nCino, Inc.(Æ) 15,577 504
ON Semiconductor Corp.(Æ) 5,047 544
Oracle Corp. 16,440 1,927
Qorvo, Inc.(Æ) 1,778 196
QUALCOMM, Inc. 2,288 302
Roper Technologies, Inc. 89 44
Salesforce, Inc.(Æ) 3,820 860
Skyworks Solutions, Inc. 7,170 820
Teradyne, Inc. 7,474 844
Texas Instruments, Inc. 2,647 476
VMware, Inc. Class A(Æ) 3,350 528
23,070
Utilities - 8.0%
AT&T, Inc. 90,138 1,309
Brookfield Renewable Corp. Class A 11,711 365
ConocoPhillips Co. 18,418 2,168
Consolidated Edison, Inc. 3,137 298
Dominion Energy, Inc. 3,545 190
Duke Energy Corp. 2,447 229
Edison International 14,161 1,019
Entergy Corp. 17,934 1,842
Exelon Corp. 4,411 185
FirstEnergy Corp. 26,038 1,026
NextEra Energy, Inc. 3,976 291
NRG Energy, Inc. 28,911 1,098
Pinnacle West Capital Corp. 14,892 1,233
Plains GP Holdings, LP Class A 60,346 947
Southern Co. (The) 5,322 385
T-Mobile USA, Inc.(Æ) 16,545 2,279
UGI Corp. 16,147 436
Verizon Communications, Inc. 18,805 641
15,941
Total Common Stocks
(cost $131,977) 189,638
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 9,536,852
(∞)
9,533
Total Short-Term Investments
(cost $9,534) 9,533
Total Investments - 99.8%
(identified cost $141,511) 199,171
Other Assets and Liabilities,
Net - 0.2%
375
Net Assets - 100.0%
199,546

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 42 USD 9,690 09/23 318
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 318
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 14,647 $ — $ —
$ —
$ 14,647
Consumer Staples 21,540 — —
—
21,540
Energy 14,901 — —
—
14,901
Financial Services 40,218 — —
—
40,218
Health Care 30,384 — —
—
30,384
Materials and Processing 10,117 — —
—
10,117
Producer Durables 18,820 — —
—
18,820
Technology 23,070 — —
—
23,070
Utilities 15,941 — —
—
15,941
Short-Term Investments — — — 9,533 9,533
Total Investments
189,638 — — 9,533 199,171
Other Financial Instruments
Assets
Futures Contracts 318 — — — 318
Total Other Financial Instruments
*
$ 318 $ — $ — $ — $ 318
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.7%
Consumer Discretionary - 14.6%
Advance Auto Parts, Inc. 341 25
Amazon.com, Inc.(Æ)(Û) 32,418 4,334
AutoZone, Inc.(Æ) 350 869
Best Buy Co., Inc. 956 79
Chipotle Mexican Grill, Inc. Class A(Æ) 32 63
Comcast Corp. Class A 6,784 307
Costco Wholesale Corp. 604 339
Dollar General Corp. 11,946 2,017
Domino's Pizza, Inc.(Û) 1,083 430
DR Horton, Inc. 1,543 196
eBay, Inc.(Ð) 10,334 460
Expedia Group, Inc.(Æ)(Û) 5,632 690
FactSet Research Systems, Inc.(Ð) 1,059 461
Ford Motor Co. 14,109 186
Fox Corp. Class A 7,877 263
Garmin, Ltd. 653 69
General Motors Co.(Û) 12,139 466
GMS, Inc.(Æ) 1,590 117
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 6,688 108
Grand Canyon Education, Inc.(Æ) 1,981 215
Harley-Davidson, Inc. 3,040 117
Hasbro, Inc. 577 37
Home Depot, Inc. (The) 307 102
KB Home(Û) 2,213 119
Lear Corp. 2,233 346
Lennar Corp. Class A(Û) 3,482 442
Lowe's Cos., Inc. 8,493 1,990
Madison Square Garden Sports Corp. Class
A 1,955 416
Netflix, Inc.(Æ) 1,392 611
Nike, Inc. Class B 17,711 1,955
NVR, Inc.(Æ)(Û) 68 429
O'Reilly Automotive, Inc.(Æ) 1,030 954
PulteGroup, Inc. 2,162 182
Ross Stores, Inc. 19,733 2,262
Service Corp. International 6,637 442
Starbucks Corp. 10,603 1,077
Target Corp.(Û) 6,924 945
Taylor Morrison Home Corp. Class A(Æ) 2,308 112
Tesla, Inc.(Æ) 2,772 741
Tractor Supply Co. 169 38
Tri Pointe Homes, Inc.(Æ) 2,998 96
Ulta Beauty, Inc.(Æ) 112 50
Walmart, Inc. 1,963 314
Walt Disney Co. (The)(Æ) 20,260 1,801
Yum! Brands, Inc. 5,694 784
Zillow Group, Inc. Class A(Æ) 6,036 321
28,377
Consumer Staples - 9.3%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 2,527 55
Altria Group, Inc.(Ð) 21,362 970
Archer-Daniels-Midland Co. 1,552 132
Brown-Forman Corp. Class A - ADR 525 38
Brown-Forman Corp. Class B - ADR 618 44
Bunge, Ltd. 407 44
Cal-Maine Foods, Inc. 1,819 84
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Campbell Soup Co. 2,175 100
Casey's General Stores, Inc. 451 114
Church & Dwight Co., Inc. 1,386 133
Clorox Co. (The) 873 132
Coca-Cola Co. (The) 28,363 1,756
Colgate-Palmolive Co. 17,204 1,312
Conagra Brands, Inc. 16,482 541
CVS Health Corp. 19,362 1,446
Estee Lauder Cos., Inc. (The) Class A 310 56
Flowers Foods, Inc. 2,501 62
General Mills, Inc. 998 75
Hershey Co. (The)(Û) 3,146 728
JM Smucker Co. (The) 4,967 748
Kellogg Co. 913 61
Kimberly-Clark Corp. 356 46
Kraft Heinz Co. (The) 1,433 52
Kroger Co. (The) 15,443 751
Mondelez International, Inc. Class A 25,001 1,853
Monster Beverage Corp.(Æ)(Û) 15,383 884
PepsiCo, Inc. 6,279 1,177
Philip Morris International, Inc. 401 40
Pilgrim's Pride Corp.(Æ) 5,151 127
Post Holdings, Inc.(Æ) 3,848 328
Procter & Gamble Co. (The) 8,011 1,252
Sysco Corp. 24,598 1,877
Tyson Foods, Inc. Class A(Û) 7,725 430
Unilever PLC - ADR 6,266 337
Vector Group, Ltd. 6,000 79
Walgreens Boots Alliance, Inc. 4,605 138
18,002
Energy - 1.4%
Chevron Corp. 2,254 369
EOG Resources, Inc. 1,549 205
Exxon Mobil Corp. 4,221 453
Kinder Morgan, Inc. 8,897 157
Marathon Petroleum Corp.(Û) 7,847 1,044
ONEOK, Inc. 1,059 71
Phillips 66 1,373 153
Pioneer Natural Resources Co. 472 106
Texas Pacific Land Corp. 25 38
Valero Energy Corp. 456 59
2,655
Financial Services - 15.3%
Aflac, Inc. 1,946 141
Air Lease Corp. Class A 5,034 213
Allstate Corp. (The) 6,266 706
American Express Co. 3,132 529
American Financial Group, Inc. 307 37
American Tower Corp.(ö) 5,676 1,080
Aon PLC Class A 2,686 856
Arch Capital Group, Ltd.(Æ) 1,168 91
Assured Guaranty, Ltd. 648 39
Bank of America Corp. 1,228 39
Bank of New York Mellon Corp. (The) 14,806 672
Berkshire Hathaway, Inc. Class B(Æ) 3,592 1,264
BOK Financial Corp.(Û) 2,379 212
Brighthouse Financial, Inc.(Æ) 5,202 271
Brixmor Property Group, Inc.(ö) 9,935 226

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brown & Brown, Inc.(Ð) 805 57
Camden Property Trust(ö) 3,322 362
CBRE Group, Inc. Class A(Æ) 1,855 155
Chubb, Ltd. 757 155
Cincinnati Financial Corp. 320 34
CNA Financial Corp. 900 35
Comerica, Inc.(Û) 3,934 212
Corebridge Financial, Inc.(Ð) 9,264 173
Cullen/Frost Bankers, Inc.(Ð) 2,779 302
Dun & Bradstreet Holdings, Inc. 10,363 123
Eastern Bankshares, Inc. 8,564 121
Equinix, Inc.(ö) 1,030 834
Equity Commonwealth(ö) 13,781 270
Essex Property Trust, Inc.(Ð)(ö)(Û) 1,491 363
Evercore, Inc. Class A(Ð) 1,775 240
Everest Re Group, Ltd. 106 38
First American Financial Corp. 663 42
Globe Life, Inc. 361 41
GXO Logistics, Inc.(Æ) 24,580 1,649
Hanover Insurance Group, Inc. (The) 2,081 236
Hartford Financial Services Group, Inc. 4,453 320
Healthpeak Properties, Inc.(Ð)(ö)(Û) 21,412 467
Howard Hughes Corp. (The)(Æ)(Ð) 2,099 177
Interactive Brokers Group, Inc. Class A(Ð) 3,608 315
Jackson Financial, Inc. Class A 4,373 144
Jones Lang LaSalle, Inc.(Æ) 838 140
LPL Financial Holdings, Inc. 2,209 507
Markel Group, Inc.(Æ) 1,106 1,603
Marsh & McLennan Cos., Inc. 9,017 1,699
MasterCard, Inc. Class A(Û) 3,874 1,527
Nasdaq, Inc. 6,360 321
NMI Holdings, Inc. Class A(Æ) 3,868 103
Northern Trust Corp.(Ð) 2,380 191
Old Republic International Corp. 1,531 42
Pinnacle Financial Partners, Inc.(Ð)(Û) 2,700 205
Popular, Inc. 3,574 259
Principal Financial Group, Inc. 1,113 89
Progressive Corp. (The)(Û) 2,572 324
Public Storage(ö)(Û) 1,318 371
Reinsurance Group of America, Inc. Class A 3,149 442
RenaissanceRe Holdings, Ltd. 2,507 468
SBA Communications Corp.(ö) 2,123 465
SLM Corp. 12,293 199
State Street Corp. 17,517 1,269
Synchrony Financial 19,386 670
Texas Capital Bancshares, Inc.(Æ)(Û) 1,908 122
Travelers Cos., Inc. (The)(Û) 1,943 335
Unum Group 955 46
US Bancorp 36,888 1,464
Virtu Financial, Inc. Class A 7,624 142
Visa, Inc. Class A 11,097 2,638
Willis Towers Watson PLC 2,275 481
WR Berkley Corp. 7,413 457
29,820
Health Care - 15.3%
Abbott Laboratories 13,548 1,508
AbbVie, Inc. 834 125
Acadia Pharmaceuticals, Inc.(Æ) 3,841 112
Agilent Technologies, Inc. 267 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AmerisourceBergen Corp. Class A 7,978 1,491
Amgen, Inc. 6,303 1,476
Baxter International, Inc. 13,055 591
BioMarin Pharmaceutical, Inc.(Æ)(Û) 3,776 332
Boston Scientific Corp.(Æ) 1,169 61
Bristol-Myers Squibb Co. 731 46
Centene Corp.(Æ) 11,199 763
Cigna Group (The)(Û) 535 158
Danaher Corp. 5,345 1,363
Dentsply Sirona, Inc. 6,970 289
Edwards Lifesciences Corp.(Æ)(Ð) 9,161 752
Elevance Health, Inc.(Û) 2,261 1,066
Eli Lilly & Co. 690 314
Exelixis, Inc.(Æ) 18,322 361
Gilead Sciences, Inc. 2,500 190
Hologic, Inc.(Æ) 878 70
Humana, Inc. 1,815 829
IDEXX Laboratories, Inc.(Æ) 84 47
Incyte Corp.(Æ)(Û) 8,717 555
Intuitive Surgical, Inc.(Æ) 1,619 525
IQVIA Holdings, Inc.(Æ) 2,585 578
Jazz Pharmaceuticals PLC(Æ)(Ð) 2,583 337
Johnson & Johnson 17,800 2,982
McKesson Corp. 2,411 970
Medtronic PLC 13,063 1,146
Merck & Co., Inc. 3,173 338
Molina Healthcare, Inc.(Æ)(Ð) 2,024 616
Neurocrine Biosciences, Inc.(Æ) 3,792 386
Organon & Co.(Ð) 10,182 224
Perrigo Co. PLC 19,402 711
Pfizer, Inc. 7,431 268
Premier, Inc. Class A 5,902 164
Regeneron Pharmaceuticals, Inc.(Æ) 944 700
ResMed, Inc. 188 42
Sarepta Therapeutics, Inc.(Æ) 2,642 286
Thermo Fisher Scientific, Inc. 4,339 2,381
Ultragenyx Pharmaceutical, Inc.(Æ) 2,417 104
United Therapeutics Corp.(Æ) 2,792 678
UnitedHealth Group, Inc. 5,098 2,582
Vertex Pharmaceuticals, Inc.(Æ)(Û) 3,504 1,235
29,785
Materials and Processing - 4.3%
Air Products & Chemicals, Inc. 1,492 456
Ashland, Inc. 2,284 209
Ball Corp. 9,903 581
Copart, Inc.(Æ) 2,033 180
Dow, Inc. 11,443 646
DuPont de Nemours, Inc.(Ð) 7,098 551
Eastman Chemical Co. 4,296 368
Ecolab, Inc. 4,640 850
Element Solutions, Inc.(Ð) 10,979 230
Fastenal Co. 770 45
FMC Corp. 4,176 402
Huntsman Corp. 7,442 221
Lennox International, Inc.(Û) 263 97
Linde PLC 2,505 979
LKQ Corp. 2,652 145
LyondellBasell Industries NV Class A 1,315 130
Martin Marietta Materials, Inc. 858 383

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Newmont Corp.(Ð) 13,452 577
Nucor Corp. 604 104
Owens Corning 400 56
Packaging Corp. of America 1,111 170
Reliance Steel & Aluminum Co. 855 250
Sherwin-Williams Co. (The) 2,282 631
Southern Copper Corp. 1,952 171
8,432
Producer Durables - 11.1%
3M Co. 1,626 181
AECOM(Ð) 4,690 408
AGCO Corp. 2,529 337
Allison Transmission Holdings, Inc. Class A 5,482 322
Amphenol Corp. Class A 10,322 911
Avery Dennison Corp. 353 65
Booz Allen Hamilton Holding Corp. Class A 1,914 232
Canadian Pacific Kansas City, Ltd. 5,785 476
CH Robinson Worldwide, Inc. 385 38
Cintas Corp. 207 104
CNH Industrial NV 17,535 252
Crane Co. 598 56
Cummins, Inc. 667 174
Eaton Corp. PLC 328 67
Expeditors International of Washington, Inc. 1,330 169
FedEx Corp.(Û) 4,486 1,211
FleetCor Technologies, Inc.(Æ) 2,258 562
Fortive Corp. 11,275 883
Gates Industrial Corp. PLC(Æ) 7,852 107
General Dynamics Corp. 175 39
Global Payments, Inc. 9,342 1,030
HEICO Corp. 3,233 569
Helios Technologies, Inc. 1,220 77
Honeywell International, Inc. 4,477 869
Huntington Ingalls Industries, Inc.(Ð) 1,010 232
Insperity, Inc. 1,096 129
JB Hunt Transport Services, Inc. 632 129
Keysight Technologies, Inc.(Æ) 53 8
Knight-Swift Transportation Holdings, Inc. 2,480 151
L3Harris Technologies, Inc. 333 63
Lamb Weston Holdings, Inc.(Û) 5,671 588
Landstar System, Inc. 1,557 317
ManpowerGroup, Inc. 2,518 199
Mettler-Toledo International, Inc.(Æ) 711 894
Moody's Corp. 3,657 1,290
Nordson Corp. 177 44
Old Dominion Freight Line, Inc. 476 200
Oshkosh Corp. 3,632 334
Otis Worldwide Corp.(Û) 7,848 714
PACCAR Financial Corp. 773 67
PayPal Holdings, Inc.(Æ)(Û) 10,006 759
Pentair PLC 765 53
Robert Half International, Inc. 3,183 236
Rollins, Inc. 982 40
S&P Global, Inc. 2,289 903
Schneider National, Inc. Class B 11,188 345
Snap-on, Inc. 485 132
TE Connectivity, Ltd. 530 76
Terex Corp. 5,746 337
Textron, Inc. 543 42
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TransDigm Group, Inc. 2,187 1,968
Trimble Navigation, Ltd.(Æ) 759 41
TriNet Group, Inc.(Æ) 1,489 157
United Parcel Service, Inc. Class B 1,309 245
United Rentals, Inc. 189 88
Waste Management, Inc. 271 44
WW Grainger, Inc. 1,829 1,351
Xerox Holdings Corp. 12,077 193
Zebra Technologies Corp. Class A(Æ) 161 50
21,558
Technology - 29.5%
Accenture PLC Class A 959 303
Activision Blizzard, Inc. 2,370 220
Adobe, Inc.(Æ) 3,867 2,112
Akamai Technologies, Inc.(Æ) 555 52
Alphabet, Inc. Class A(Æ) 8,257 1,096
Alphabet, Inc. Class C(Æ)(Û) 25,886 3,446
Analog Devices, Inc. 1,112 222
Apple, Inc.(Û) 62,118 12,203
Applied Materials, Inc. 1,216 184
Arista Networks, Inc.(Æ) 232 36
Atlassian Corp. Class A(Æ) 1,539 280
Autodesk, Inc.(Æ) 3,154 669
Booking Holdings, Inc.(Æ)(Û) 394 1,171
Box, Inc. Class A(Æ) 6,138 192
Broadcom, Inc. 476 428
CACI International, Inc. Class A(Æ) 262 92
Ciena Corp.(Æ) 3,921 165
Cirrus Logic, Inc.(Æ) 6,413 518
Cisco Systems, Inc. 5,966 310
Cognizant Technology Solutions Corp. Class
A(Û) 9,901 654
CommVault Systems, Inc.(Æ) 1,435 112
Corteva, Inc.(Ð) 14,512 819
Crane NXT Co. 3,772 223
Dell Technologies, Inc. Class C(Û) 9,031 478
Dropbox, Inc. Class A(Æ) 18,419 496
Electronic Arts, Inc. 1,485 203
F5, Inc.(Æ) 2,610 413
Fidelity National Information Services, Inc. 10,512 635
Fortinet, Inc.(Æ)(Û) 12,228 950
Genpact, Ltd.(Ð) 6,204 224
GoDaddy, Inc. Class A(Æ) 5,501 424
Hewlett Packard Enterprise Co. 2,592 45
HP, Inc. 13,687 449
Intel Corp.(Û) 38,358 1,372
Intuit, Inc. 2,948 1,509
Juniper Networks, Inc. 19,446 541
Lyft, Inc. Class A(Æ)(Ð) 21,385 272
Meta Platforms, Inc. Class A(Æ) 2,441 778
Microchip Technology, Inc. 35,195 3,306
Micron Technology, Inc. 1,587 113
Microsoft Corp.(Û) 22,583 7,586
MSCI, Inc. Class A 1,582 867
Nutanix, Inc. Class A(Æ) 18,636 563
NVIDIA Corp.(Û) 4,848 2,265
Oracle Corp. 9,052 1,061
QUALCOMM, Inc. 97 13
Roper Technologies, Inc. 1,574 776

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Salesforce, Inc.(Æ) 6,643 1,495
SAP SE - ADR 7,359 1,003
ServiceNow, Inc.(Æ) 1,210 705
Skyworks Solutions, Inc. 989 113
Sonos, Inc.(Æ) 3,050 52
Teradyne, Inc. 4,421 499
Texas Instruments, Inc. 1,328 239
VeriSign, Inc.(Æ) 3,369 711
Viavi Solutions, Inc. Class W(Æ) 10,422 113
Western Digital Corp.(Æ) 11,958 509
Workday, Inc. Class A(Æ) 4,139 982
57,267
Utilities - 2.9%
AT&T, Inc.(Û) 75,674 1,099
Avangrid, Inc. 11,861 440
Cheniere Energy, Inc.(Û) 1,089 176
Chesapeake Utilities Corp. 816 97
ConocoPhillips Co. 2,202 259
Consolidated Edison, Inc. 550 52
Constellation Energy Corp. 1,922 186
DTE Energy Co. 4,692 536
Duke Energy Corp. 33 3
Eversource Energy 7,006 507
Exelon Corp. 17,359 727
Lumen Technologies, Inc. 33,775 61
National Fuel Gas Co. 2,543 135
NRG Energy, Inc. 8,882 337
ONE Gas, Inc. 2,127 168
Pinnacle West Capital Corp. 3,313 274
Sempra Energy 1,076 160
Southwest Gas Holdings, Inc.(Ð) 2,268 150
UGI Corp. 3,805 103
Verizon Communications, Inc. 4,405 150
WEC Energy Group, Inc. 5 —
5,620
Total Common Stocks
(cost $144,929) 201,516
Short-Term Investments - 4.6%
U.S. Cash Management Fund(@) 8,964,145 (∞) 8,960
Total Short-Term Investments
(cost $8,961) 8,960
Total Investments - 108.3%
(identified cost $153,890) 210,476
Securities Sold Short - (8.6)%
Consumer Discretionary - (0.9)%
Acushnet Holdings Corp. (2,223) (133)
Advanced Energy Industries, Inc. (847) (106)
Atlanta Braves Holdings, Inc. Class C(Æ) (21) (1)
Boot Barn Holdings, Inc.(Æ) (372) (35)
Churchill Downs, Inc. (1,564) (181)
DISH Network Corp. Class A(Æ) (8,302) (66)
Floor & Decor Holdings, Inc. Class A(Æ) (1,311) (151)
Hilton Grand Vacations, Inc.(Æ) (2,515) (117)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kontoor Brands, Inc. (1,042) (44)
Leggett & Platt, Inc. (5,651) (165)
Lithia Motors, Inc. Class A (419) (130)
McDonald's Corp. (182) (53)
Polaris, Inc. (1,090) (148)
Topgolf Callaway Brands Corp.(Æ) (7,734) (154)
Warner Bros Discovery, Inc.(Æ) (20,494) (268)
YETI Holdings, Inc.(Æ) (1,527) (65)
(1,817)
Consumer Staples - (0.1)%
J&J Snack Foods Corp. (1,204) (193)
MGP Ingredients, Inc. (655) (75)
(268)
Energy - (0.2)%
Green Plains, Inc.(Æ) (1,164) (41)
Plug Power, Inc.(Æ) (2,175) (29)
Shoals Technologies Group, Inc. Class A(Æ) (929) (24)
Sitio Royalties Corp. Class A (4,094) (112)
Sunrun, Inc.(Æ) (4,631) (88)
(294)
Financial Services - (2.3)%
Annaly Capital Management, Inc.(ö) (8,227) (165)
Berkshire Hathaway, Inc. Class B(Æ) (385) (136)
Blackstone Group, Inc. (The) Class A (3,294) (345)
Cadence Bank (2,987) (75)
Carlyle Group, Inc. (The) (5,030) (179)
Cohen & Steers, Inc. (2,193) (141)
Columbia Banking System, Inc. (3,828) (86)
First Financial Bankshares, Inc. (2,258) (74)
Glacier Bancorp, Inc. (2,002) (66)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (2,037) (53)
Healthcare Realty Trust, Inc.(ö) (13,620) (266)
Iron Mountain, Inc.(ö) (3,459) (212)
Kite Realty Group Trust(ö) (9,399) (215)
KKR & Co., Inc. Class A (5,300) (315)
New York Community Bancorp, Inc. (14,648) (203)
Old National Bancorp (8,945) (152)
Omega Healthcare Investors, Inc.(ö) (3,486) (111)
Potlatch Corp.(ö) (3,182) (171)
Progyny, Inc.(Æ) (705) (29)
Ready Capital Corp.(ö) (9,849) (114)
Realty Income Corp.(ö) (4,381) (267)
ServisFirst Bancshares, Inc. (995) (59)
Simmons First National Corp. Class A (3,471) (70)
T Rowe Price Group, Inc. (2,436) (300)
TFS Financial Corp. (6,410) (93)
VICI Properties, Inc.(ö) (8,577) (270)
Webster Financial Corp. (3,743) (177)
Welltower, Inc.(ö) (2,356) (194)
(4,538)
Health Care - (1.5)%

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Abbott Laboratories (2,415) (269)
Acadia Healthcare Co., Inc.(Æ) (2,216) (175)
Agiliti, Inc.(Æ) (1,050) (18)
Alnylam Pharmaceuticals, Inc.(Æ) (825) (161)
Axsome Therapeutics, Inc.(Æ) (373) (29)
Biogen, Inc.(Æ) (1,046) (283)
Danaher Corp. (1,127) (287)
Ensign Group, Inc. (The) (1,711) (166)
Halozyme Therapeutics, Inc.(Æ) (1,674) (72)
Insulet Corp.(Æ) (402) (111)
Karuna Therapeutics, Inc.(Æ) (137) (27)
Masimo Corp.(Æ) (656) (80)
Neogen Corp.(Æ) (6,829) (158)
Patterson Cos., Inc. (5,548) (183)
Repligen Corp.(Æ) (570) (98)
Revance Therapeutics, Inc.(Æ) (662) (16)
Sotera Health Co.(Æ) (1,880) (36)
Surgery Partners, Inc.(Æ) (1,731) (67)
Thermo Fisher Scientific, Inc. (366) (201)
TransMedics Group, Inc.(Æ) (388) (36)
Vaxcyte, Inc.(Æ) (1,375) (66)
West Pharmaceutical Services, Inc. (826) (304)
(2,843)
Materials and Processing - (0.5)%
Belden, Inc. (786) (76)
Cleveland-Cliffs, Inc.(Æ) (13,627) (241)
Livent Corp.(Æ) (2,370) (58)
Modine Manufacturing Co.(Æ) (980) (37)
Pool Corp. (761) (293)
Quaker Chemical Corp. (1,173) (235)
(940)
Producer Durables - (1.8)%
Amphenol Corp. Class A (3,520) (311)
Applied Industrial Technologies, Inc. (745) (108)
Badger Meter, Inc. (862) (142)
Bloom Energy Corp. Class A(Æ) (1,720) (31)
Brink's Co. (The) (1,145) (83)
Dorman Products, Inc.(Æ) (1,542) (131)
Emerson Electric Co. (1,044) (95)
GATX Corp. (1,564) (196)
H&R Block, Inc. (6,699) (225)
LCI Industries (926) (126)
Maximus, Inc. (3,120) (261)
MSA Safety, Inc. (751) (125)
Mueller Industries, Inc. (273) (22)
RBC Bearings, Inc.(Æ) (511) (115)
S&P Global, Inc. (801) (316)
Snap-on, Inc. (847) (231)
Teledyne Technologies, Inc.(Æ) (649) (250)
Trade Desk, Inc. (The) Class A(Æ) (3,376) (308)
Union Pacific Corp. (1,184) (275)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zurn Water Solutions Corp. (3,452) (105)
(3,456)
Technology - (0.8)%
Analog Devices, Inc. (1,439) (287)
Coherent Corp.(Æ) (2,407) (114)
Envestnet, Inc.(Æ) (1,647) (102)
Fair Isaac Corp.(Æ) (172) (144)
Fiserv, Inc.(Æ) (2,294) (289)
Frontier Communications Corp.(Æ) (4,441) (81)
Gen Digital, Inc. (9,141) (178)
Kulicke & Soffa Industries, Inc. (530) (32)
Motorola Solutions, Inc. (719) (206)
Paycor HCM, Inc.(Æ) (2,335) (63)
Super Micro Computer, Inc.(Æ) (219) (72)
Vishay Intertechnology, Inc. (2,345) (66)
(1,634)
Utilities - (0.5)%
Alliant Energy Corp. (4,998) (269)
Chord Energy Corp. (639) (100)
Civitas Resources, Inc. (2,568) (192)
Equitrans Midstream Corp. (4,245) (44)
Northern Oil and Gas, Inc. (1,548) (61)
OGE Energy Corp. (4,493) (163)
Otter Tail Corp. (1,679) (136)
Permian Resources Corp. (2,423) (28)
(993)
Total Securities Sold Short
(proceeds $16,189) (16,783)
Other Assets and Liabilities,
Net - 0.3%
558
Net Assets - 100.0%
194,251

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Sustainable Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 40 USD 9,229 09/23 328
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 328
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 28,377 $ — $ —
$ —
$ 28,377
Consumer Staples 18,002 — —
—
18,002
Energy 2,655 — —
—
2,655
Financial Services 29,820 — —
—
29,820
Health Care 29,785 — —
—
29,785
Materials and Processing 8,432 — —
—
8,432
Producer Durables 21,558 — —
—
21,558
Technology 57,267 — —
—
57,267
Utilities 5,620 — —
—
5,620
Short-Term Investments — — — 8,960 8,960
Total Investments
201,516 — — 8,960 210,476
Securities Sold Short
**
(16,783) — — — (16,783)
Other Financial Instruments
Assets
Futures Contracts 328 — — — 328
Total Other Financial Instruments
*
$ 328 $ — $ — $ — $ 328
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.0%
Consumer Discretionary - 14.0%
Advance Auto Parts, Inc.(Ð) 30,540 2,272
Amazon.com, Inc.(Æ)(Û) 746,093 99,738
Autoliv, Inc. 44,716 4,513
AutoNation, Inc.(Æ) 6,311 1,016
AutoZone, Inc.(Æ)(Û) 4,295 10,659
Beacon Roofing Supply, Inc.(Æ) 12,086 1,035
Capri Holdings, Ltd.(Æ) 36,200 1,336
Cavco Industries, Inc.(Æ) 4,978 1,472
Chipotle Mexican Grill, Inc. Class A(Æ) 7,040 13,814
Comcast Corp. Class A 199,370 9,024
Costco Wholesale Corp. 43,477 24,376
Coupang, Inc.(Æ)(Ð) 38,264 695
Coursera, Inc.(Æ) 24,288 381
Dana Holding Corp. 73,026 1,386
Dick's Sporting Goods, Inc. 16,999 2,397
Dillard's, Inc. Class A 4,031 1,383
Dollar General Corp. 28,237 4,768
Domino's Pizza, Inc. 11,633 4,615
DR Horton, Inc. 38,581 4,901
eBay, Inc.(Ð) 115,871 5,157
Expedia Group, Inc.(Æ) 43,280 5,303
FactSet Research Systems, Inc. 7,433 3,234
Ford Motor Co.(Û) 1,009,895 13,341
Garmin, Ltd. 35,745 3,785
General Motors Co.(Û) 553,112 21,223
Genuine Parts Co. 18,211 2,836
GMS, Inc.(Æ) 14,130 1,041
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 192,816 3,101
Grand Canyon Education, Inc.(Æ) 3,152 342
Home Depot, Inc. (The) 21,975 7,336
KB Home 21,600 1,166
Kohl's Corp.(Ð) 43,120 1,227
Lear Corp.(Û) 33,789 5,229
Lennar Corp. Class A(Û) 70,275 8,913
Lithia Motors, Inc. Class A 14,125 4,386
Live Nation Entertainment, Inc.(Æ) 147,843 12,973
Lowe's Cos., Inc. 70,199 16,446
Lululemon Athletica, Inc.(Æ) 7,184 2,719
McDonald's Corp. 53,308 15,630
MercadoLibre, Inc.(Æ)(Ð) 421 521
MGM Resorts International(Ð) 80,866 4,106
Netflix, Inc.(Æ) 8,202 3,600
News Corp. Class A 137,158 2,718
Nike, Inc. Class B 146,572 16,180
NVR, Inc.(Æ) 830 5,234
Olaplex Holdings, Inc.(Æ)(Ð) 69,426 250
Omnicom Group, Inc. 19,252 1,629
O'Reilly Automotive, Inc.(Æ) 15,308 14,172
Penn Entertainment, Inc.(Æ) 101,428 2,667
Ross Stores, Inc. 54,783 6,280
SeaWorld Entertainment, Inc.(Æ)(Ð) 17,679 979
Starbucks Corp. 94,148 9,563
Tapestry, Inc. 44,861 1,936
Target Corp.(Û) 81,187 11,080
Tesla, Inc.(Æ) 74,769 19,995
Texas Roadhouse, Inc. Class A 34,189 3,814
TJX Cos., Inc. (The) 86,730 7,505
Tractor Supply Co. 9,596 2,149
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tri Pointe Homes, Inc.(Æ) 44,680 1,424
Visteon Corp.(Æ) 4,887 753
Walmart, Inc. 39,290 6,281
Walt Disney Co. (The)(Æ) 98,807 8,783
456,788
Consumer Staples - 4.4%
Archer-Daniels-Midland Co. 54,515 4,632
Church & Dwight Co., Inc. 44,868 4,292
Coca-Cola Co. (The) 269,780 16,707
Conagra Brands, Inc. 346,646 11,373
CVS Health Corp. 240,263 17,945
Estee Lauder Cos., Inc. (The) Class A 42,683 7,683
General Mills, Inc. 33,016 2,468
Hershey Co. (The) 14,633 3,385
Ingredion, Inc. 37,377 4,159
Kroger Co. (The) 409,402 19,913
Molson Coors Beverage Co. Class B 40,566 2,830
Monster Beverage Corp.(Æ)(Û) 252,926 14,541
National Vision Holdings, Inc.(Æ)(Ð) 24,941 539
PepsiCo, Inc. 38,326 7,185
Philip Morris International, Inc. 32,801 3,271
Procter & Gamble Co. (The) 60,582 9,469
Tyson Foods, Inc. Class A 189,587 10,564
Vector Group, Ltd.(Û) 21,283 279
Walgreens Boots Alliance, Inc. 105,405 3,159
144,394
Energy - 4.1%
Baker Hughes Co. 378,593 13,550
BP PLC - ADR 243,325 9,076
Canadian Natural Resources, Ltd. 77,497 4,712
Chevron Corp. 93,414 15,288
CVR Energy, Inc. 28,016 1,029
EOG Resources, Inc. 24,743 3,279
Exxon Mobil Corp. 93,859 10,065
Kinder Morgan, Inc. 265,547 4,703
Marathon Oil Corp.(Û) 23,574 619
Marathon Petroleum Corp.(Û) 80,157 10,663
Occidental Petroleum Corp. 47,538 3,001
Patterson-UTI Energy, Inc.(Ð) 59,455 942
Phillips 66 51,592 5,755
Pioneer Natural Resources Co. 125,626 28,350
Shell PLC - ADR 113,825 7,015
Valero Energy Corp.(Û) 95,468 12,307
Williams Cos., Inc. (The) 113,499 3,910
134,264
Financial Services - 14.6%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 112,131 7,155
Aflac, Inc. 65,323 4,725
Allstate Corp. (The)(Û) 100,968 11,377
American Express Co. 65,695 11,094
American Tower Corp.(ö) 15,043 2,863
Ameriprise Financial, Inc. 21,294 7,420
Apollo Global Management, Inc. 144,168 11,780
Axis Capital Holdings, Ltd. 34,702 1,913
Bank of America Corp. 320,887 10,268

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of New York Mellon Corp. (The) 212,189 9,625
Berkshire Hathaway, Inc. Class B(Æ) 64,763 22,794
BlackRock, Inc. Class A 5,338 3,944
BOK Financial Corp. 19,509 1,738
Brighthouse Financial, Inc.(Æ) 50,112 2,612
Brown & Brown, Inc.(Ð)(Û) 6,761 476
Camden Property Trust(ö)(Û) 35,388 3,860
Carlyle Group, Inc. (The) 213,228 7,602
CBRE Group, Inc. Class A(Æ) 53,471 4,455
Charles Schwab Corp. (The) 108,879 7,197
Chubb, Ltd. 18,027 3,685
Citigroup, Inc. 386,085 18,401
CME Group, Inc. Class A 13,206 2,627
CNO Financial Group, Inc. 62,902 1,618
Comerica, Inc. 80,604 4,349
Cullen/Frost Bankers, Inc.(Ð) 23,509 2,553
Dun & Bradstreet Holdings, Inc.(Û) 141,060 1,667
Equinix, Inc.(ö) 3,875 3,138
Equity Commonwealth(ö) 21,431 420
Evercore, Inc. Class A(Ð) 29,709 4,012
Gaming and Leisure Properties, Inc.(ö) 52,124 2,474
Globe Life, Inc. 24,403 2,737
Goldman Sachs Group, Inc. (The) 13,333 4,745
Hanover Insurance Group, Inc. (The) 21,218 2,408
Hartford Financial Services Group, Inc. 35,908 2,581
Highwoods Properties, Inc.(Ð)(ö) 32,244 815
Howard Hughes Corp. (The)(Æ) 70,809 5,978
Interactive Brokers Group, Inc. Class A(Ð) 37,651 3,288
Intercontinental Exchange, Inc. 22,614 2,596
Invitation Homes, Inc.(ö) 135,633 4,815
Jackson Financial, Inc. Class A 56,100 1,852
JPMorgan Chase & Co. 143,190 22,618
KeyCorp.(Ð) 304,550 3,749
Lamar Advertising Co. Class A(ö) 21,811 2,153
Lincoln National Corp. 87,458 2,452
LPL Financial Holdings, Inc. 25,000 5,734
M&T Bank Corp. 15,403 2,154
Marsh & McLennan Cos., Inc. 12,163 2,292
MasterCard, Inc. Class A(Û) 165,785 65,366
Morgan Stanley 187,944 17,208
New York Community Bancorp, Inc. 491,194 6,813
Northern Trust Corp. 28,190 2,259
Park Hotels & Resorts, Inc.(ö) 88,966 1,213
Pinnacle Financial Partners, Inc.(Ð) 20,687 1,570
PNC Financial Services Group, Inc. (The) 13,224 1,810
Popular, Inc. 45,454 3,298
Principal Financial Group, Inc. 27,324 2,182
Progressive Corp. (The) 85,908 10,823
Prologis, Inc.(ö) 85,349 10,647
Public Storage(ö) 10,593 2,985
Raymond James Financial, Inc. 31,516 3,469
Reinsurance Group of America, Inc. Class A 61,895 8,687
RenaissanceRe Holdings, Ltd. 26,663 4,980
Robinhood Markets, Inc. Class A(Æ)(Ð) 187,762 2,415
Ryan Specialty Holdings, Inc. Class A(Æ) 65,998 2,860
Ryman Hospitality Properties, Inc.(ö) 12,355 1,177
SBA Communications Corp.(ö) 25,988 5,690
SLM Corp. 214,974 3,478
Synchrony Financial 157,027 5,424
Texas Capital Bancshares, Inc.(Æ) 21,779 1,391
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TPG, Inc. 41,218 1,213
Travelers Cos., Inc. (The) 18,271 3,154
Truist Financial Corp. 112,276 3,730
US Bancorp 115,768 4,594
Virtu Financial, Inc. Class A 37,061 688
Visa, Inc. Class A 41,891 9,959
Wells Fargo & Co. 396,853 18,319
Weyerhaeuser Co.(ö) 135,031 4,599
Willis Towers Watson PLC 27,596 5,832
WR Berkley Corp.(Ð)(Û) 134,851 8,319
476,961
Health Care - 13.0%
Abbott Laboratories 50,172 5,586
AbbVie, Inc. 156,632 23,429
Acadia Pharmaceuticals, Inc.(Æ) 77,791 2,275
Agilent Technologies, Inc. 33,403 4,068
Amgen, Inc. 17,031 3,988
Apellis Pharmaceuticals, Inc.(Æ) 26,733 688
AstraZeneca PLC - ADR 59,023 4,232
Baxter International, Inc. 108,376 4,902
Biogen, Inc.(Æ) 18,362 4,961
Blueprint Medicines Corp.(Æ)(Ð) 18,259 1,205
Boston Scientific Corp.(Æ) 42,610 2,209
Bristol-Myers Squibb Co. 295,750 18,393
Centene Corp.(Æ) 49,883 3,397
Cigna Group (The) 24,209 7,144
Danaher Corp. 19,161 4,887
DaVita HealthCare Partners, Inc.(Æ) 52,241 5,328
Dentsply Sirona, Inc. 130,144 5,404
Edwards Lifesciences Corp.(Æ)(Ð) 93,801 7,698
Elevance Health, Inc. 36,487 17,208
Eli Lilly & Co. 23,060 10,482
Encompass Health Corp. 67,382 4,449
Exelixis, Inc.(Æ) 298,690 5,887
Gilead Sciences, Inc. 67,348 5,128
GSK PLC - ADR 180,243 6,411
Harmony Biosciences Holdings, Inc.(Æ)(Ð) 4,540 161
HCA Healthcare, Inc. 15,866 4,328
Henry Schein, Inc.(Æ) 40,017 3,153
Humana, Inc. 19,760 9,027
Incyte Corp.(Æ) 70,770 4,509
Intuitive Surgical, Inc.(Æ) 33,454 10,853
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 55,100 2,283
Jazz Pharmaceuticals PLC(Æ) 42,852 5,589
Johnson & Johnson 115,891 19,415
Laboratory Corp. of America Holdings 9,103 1,947
McKesson Corp. 23,906 9,620
Medtronic PLC 64,208 5,635
Merck & Co., Inc. 46,210 4,928
Mirati Therapeutics, Inc.(Æ)(Ð) 14,251 431
Moderna, Inc.(Æ) 16,593 1,952
Molina Healthcare, Inc.(Æ)(Ð) 18,724 5,701
Neurocrine Biosciences, Inc.(Æ) 27,440 2,796
Novocure, Ltd.(Æ) 37,822 1,235
Omnicell, Inc.(Æ)(Ð) 12,896 814
Organon & Co. 179,188 3,939
Pfizer, Inc. 312,659 11,275
PTC Therapeutics, Inc.(Æ) 35,121 1,417
Qiagen NV(Æ) 83,819 3,924

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Regeneron Pharmaceuticals, Inc.(Æ) 18,927 14,042
Sarepta Therapeutics, Inc.(Æ)(Ð) 35,223 3,818
Stryker Corp. 8,729 2,474
Tandem Diabetes Care, Inc.(Æ)(Ð) 26,949 941
Tenet Healthcare Corp.(Æ) 38,583 2,883
Thermo Fisher Scientific, Inc. 9,021 4,949
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 37,059 1,598
United Therapeutics Corp.(Æ) 24,504 5,948
UnitedHealth Group, Inc. 114,048 57,751
Veeva Systems, Inc. Class A(Æ) 72,108 14,726
Vertex Pharmaceuticals, Inc.(Æ)(Û) 45,526 16,041
Viatris, Inc. 343,060 3,612
West Pharmaceutical Services, Inc. 6,263 2,305
Zoetis, Inc. Class A 90,352 16,994
422,373
Materials and Processing - 3.4%
Air Products & Chemicals, Inc. 7,837 2,393
Boise Cascade Co. 13,735 1,421
Builders FirstSource, Inc.(Æ) 35,925 5,189
Copart, Inc.(Æ) 178,915 15,814
Crown Holdings, Inc. 53,754 4,986
Dow, Inc.(Û) 14,165 800
Eagle Materials, Inc.(Ð) 21,874 4,033
Eastman Chemical Co.(Û) 79,925 6,840
Element Solutions, Inc.(Ð) 77,033 1,615
Fastenal Co. 60,651 3,555
FMC Corp.(Ð)(Û) 36,962 3,557
Freeport-McMoRan, Inc. 101,007 4,510
Huntsman Corp. 113,800 3,388
Linde PLC 39,007 15,239
Martin Marietta Materials, Inc. 9,690 4,326
MP Materials Corp.(Æ)(Ð) 30,350 724
Newmont Corp. 98,299 4,219
Nucor Corp. 26,861 4,622
Packaging Corp. of America 23,275 3,569
PPG Industries, Inc. 59,289 8,532
Resideo Technologies, Inc.(Æ) 26,174 490
Southern Copper Corp. 33,278 2,910
Trane Technologies PLC 25,958 5,177
Vulcan Materials Co. 15,793 3,482
111,391
Producer Durables - 9.1%
3M Co. 34,562 3,854
AECOM(Ð) 55,265 4,808
AGCO Corp. 41,293 5,496
Alaska Air Group, Inc.(Æ) 76,192 3,705
Allison Transmission Holdings, Inc. Class A 109,710 6,439
Ametek, Inc. 20,023 3,176
Amphenol Corp. Class A 40,061 3,538
AO Smith Corp. 32,267 2,344
Chart Industries, Inc.(Æ) 21,733 3,959
Cintas Corp. 5,828 2,926
CNH Industrial NV 235,728 3,385
Comfort Systems USA, Inc.(Ð) 3,434 597
CoStar Group, Inc.(Æ) 161,399 13,553
Cummins, Inc. 18,495 4,823
Deere & Co. 30,277 13,007
Delta Air Lines, Inc. 202,426 9,364
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Donaldson Co., Inc. 51,207 3,217
Dover Corp. 21,225 3,098
Eaton Corp. PLC 88,112 18,091
Emerson Electric Co. 54,417 4,971
Encore Wire Corp. 707 121
Expeditors International of Washington, Inc. 32,760 4,170
FedEx Corp.(Û) 84,962 22,935
Flywire Corp.(Æ) 10,780 368
Fortive Corp. 36,111 2,829
FTI Consulting, Inc.(Æ) 14,282 2,502
General Dynamics Corp. 19,266 4,307
Global Payments, Inc. 83,467 9,202
Helios Technologies, Inc. 9,661 611
Hubbell, Inc. Class B 9,976 3,113
Illinois Tool Works, Inc. 10,038 2,643
Insperity, Inc. 11,636 1,369
JB Hunt Transport Services, Inc. 14,825 3,023
Keysight Technologies, Inc.(Æ) 16,283 2,623
Lamb Weston Holdings, Inc.(Ð)(Û) 43,482 4,506
Landstar System, Inc. 47,397 9,650
Littelfuse, Inc. 9,059 2,759
Lockheed Martin Corp. 5,745 2,564
Magna International, Inc. Class A 45,711 2,941
ManpowerGroup, Inc.(Û) 23,934 1,888
MarketAxess Holdings, Inc. 8,598 2,315
Mettler-Toledo International, Inc.(Æ) 1,361 1,711
National Instruments Corp. 49,413 2,915
Nordson Corp. 10,573 2,660
Norfolk Southern Corp. 36,824 8,602
Northrop Grumman Corp. 23,044 10,255
Old Dominion Freight Line, Inc. 7,614 3,194
Oshkosh Corp. 48,293 4,446
Otis Worldwide Corp.(Û) 77,281 7,029
PACCAR Financial Corp. 36,332 3,129
Pentair PLC 57,380 3,988
Regal Rexnord Corp. 20,024 3,127
Rollins, Inc. 56,595 2,311
RXO, Inc.(Æ)(Ð) 38,673 853
S&P Global, Inc. 25,541 10,076
Snap-on, Inc. 18,074 4,924
Southwest Airlines Co. 55,625 1,900
Spirit AeroSystems Holdings, Inc. Class
A(Ð) 31,387 999
Textron, Inc. 10,707 833
TriNet Group, Inc.(Æ)(Û) 23,764 2,501
United Parcel Service, Inc. Class B 15,549 2,910
United Rentals, Inc. 4,953 2,302
Vontier Corp. 176,027 5,445
Waste Management, Inc. 17,078 2,797
WW Grainger, Inc. 4,998 3,691
Xerox Holdings Corp. 66,345 1,060
XPO, Inc.(Æ) 48,034 3,326
297,774
Technology - 35.2%
Accenture PLC Class A 106,195 33,595
Adobe, Inc.(Æ) 12,023 6,567
Advanced Micro Devices, Inc.(Æ) 159,938 18,297
Airbnb, Inc. Class A(Æ)(Ð) 71,489 10,880
Alphabet, Inc. Class A(Æ) 776,112 103,006

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alphabet, Inc. Class C(Æ) 140,322 18,678
Alteryx, Inc. Class A(Æ)(Ð) 19,986 829
Analog Devices, Inc. 29,885 5,963
Apple, Inc.(Û) 922,969 181,317
Applied Materials, Inc. 17,646 2,675
ASML Holding NV Class G 2,362 1,692
Atlassian Corp. Class A(Æ) 41,224 7,500
Autodesk, Inc.(Æ)(Ð) 36,838 7,809
Avnet, Inc. 57,242 2,776
Axcelis Technologies, Inc.(Æ) 8,530 1,710
Booking Holdings, Inc.(Æ) 3,616 10,742
Box, Inc. Class A(Æ) 113,892 3,559
Broadcom, Inc. 7,492 6,733
CACI International, Inc. Class A(Æ) 7,138 2,501
Cadence Design Systems, Inc.(Æ) 16,673 3,902
CDW Corp. 13,804 2,582
Cirrus Logic, Inc.(Æ) 33,243 2,686
Cisco Systems, Inc. 163,405 8,504
Cognex Corp. 47,211 2,579
Cognizant Technology Solutions Corp.
Class A 65,664 4,336
CommVault Systems, Inc.(Æ) 39,285 3,061
Crowdstrike Holdings, Inc. Class A(Æ)(Ð) 43,020 6,955
Dell Technologies, Inc. Class C 110,146 5,829
DigitalOcean Holdings, Inc.(Æ)(Ð) 13,174 652
DocuSign, Inc.(Æ) 64,565 3,475
Dropbox, Inc. Class A(Æ) 181,298 4,886
Elisa OYJ 57,066 4,452
Extreme Networks, Inc.(Æ) 34,053 905
F5, Inc.(Æ)(Ð) 25,078 3,968
Fidelity National Information Services, Inc.
(Û) 119,908 7,240
Five9, Inc.(Æ) 18,646 1,636
Fortinet, Inc.(Æ)(Ð) 132,204 10,275
Genpact, Ltd.(Ð)(Û) 26,189 945
GoDaddy, Inc. Class A(Æ) 77,291 5,958
Guidewire Software, Inc.(Æ)(Ð) 53,960 4,577
Hewlett Packard Enterprise Co. 279,696 4,861
HP, Inc.(Û) 275,151 9,033
Impinj, Inc.(Æ)(Ð) 3,710 247
Informatica, Inc. Class A(Æ) 30,205 575
Intapp, Inc.(Æ) 7,384 303
Integral Ad Science Holding LLC(Æ) 22,000 459
Intel Corp.(Û) 449,749 16,088
International Business Machines Corp. 26,763 3,859
Intuit, Inc. 45,645 23,357
Juniper Networks, Inc. 169,607 4,715
Kyndryl Holdings, Inc.(Æ) 124,992 1,707
Lam Research Corp.(Û) 25,122 18,050
Lattice Semiconductor Corp.(Æ) 35,337 3,214
Lyft, Inc. Class A(Æ)(Ð) 207,014 2,631
MaxLinear, Inc. Class A(Æ) 25,935 640
Meta Platforms, Inc. Class A(Æ)(Û) 167,474 53,357
Micron Technology, Inc. 183,032 13,067
Microsoft Corp. 660,582 221,903
New Relic, Inc.(Æ) 29,960 2,516
Nutanix, Inc. Class A(Æ) 54,020 1,631
NVIDIA Corp.(Û) 150,339 70,252
NXP Semiconductors NV 80,617 17,976
Okta, Inc.(Æ)(Ð) 44,326 3,407
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oracle Corp. 131,098 15,369
PagerDuty, Inc.(Æ)(Ð) 26,769 694
Palo Alto Networks, Inc.(Æ) 58,696 14,672
Pegasystems, Inc. 9,146 482
Qorvo, Inc.(Æ) 77,563 8,533
Qualys, Inc.(Æ)(Ð) 11,962 1,660
RingCentral, Inc. Class A(Æ)(Ð) 44,010 1,820
Roku, Inc.(Æ)(Ð) 26,683 2,569
Roper Technologies, Inc. 8,565 4,223
Salesforce, Inc.(Æ) 94,010 21,153
Seagate Technology Holdings PLC 19,090 1,212
ServiceNow, Inc.(Æ) 21,940 12,791
Silicon Laboratories, Inc.(Æ)(Ð) 8,964 1,337
SiTime Corp.(Æ)(Ð) 3,191 412
Skyworks Solutions, Inc. 29,543 3,379
Smartsheet, Inc. Class A(Æ)(Ð) 49,622 2,203
Snap, Inc. Class A(Æ)(Ð) 104,774 1,190
Sonos, Inc.(Æ) 76,202 1,306
Spotify Technology SA(Æ) 35,915 5,366
Squarespace, Inc. Class A(Æ)(Ð) 23,164 768
Synopsys, Inc.(Æ) 9,130 4,125
Tenable Holdings, Inc.(Æ) 37,833 1,841
Teradyne, Inc. 92,159 10,408
Texas Instruments, Inc. 67,076 12,074
Twilio, Inc. Class A(Æ)(Ð) 45,270 2,989
Uber Technologies, Inc.(Æ) 164,460 8,134
Varonis Systems, Inc.(Æ) 61,319 1,760
VeriSign, Inc.(Æ) 34,406 7,258
Viavi Solutions, Inc. Class W(Æ) 197,672 2,149
Yelp, Inc. Class A(Æ) 46,665 2,102
Zscaler, Inc.(Æ)(Ð) 18,897 3,031
1,147,090
Utilities - 4.2%
APA Corp.(Ð)(Û) 10,202 413
AT&T, Inc. 736,505 10,694
California Resources Corp.(Û) 21,215 1,132
CMS Energy Corp.(Ð) 29,831 1,822
ConocoPhillips Co. 183,491 21,601
Constellation Energy Corp.(Ð)(Û) 48,043 4,643
DTE Energy Co.(Û) 47,993 5,486
Edison International 95,073 6,841
Exelon Corp. 114,020 4,773
FirstEnergy Corp. 172,588 6,798
Gulfport Energy Corp.(Æ) 6,910 708
Lumen Technologies, Inc. 401,037 718
NextEra Energy, Inc. 244,868 17,949
NRG Energy, Inc. 287,282 10,914
PG&E Corp.(Æ) 472,366 8,318
Pinnacle West Capital Corp. 42,825 3,547
T-Mobile USA, Inc.(Æ) 108,940 15,009
UGI Corp. 105,165 2,838
Verizon Communications, Inc. 241,915 8,244
Vistra Corp. 198,376 5,566
138,014
Total Common Stocks
(cost $2,433,744) 3,329,049

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 104,054,126 (∞) 104,013
Total Short-Term Investments
(cost $104,014) 104,013
Total Investments - 105.2%
(identified cost $2,537,758) 3,433,062
Securities Sold Short - (5.3)%
Consumer Discretionary - (0.7)%
Acushnet Holdings Corp. (38,298) (2,284)
Advanced Energy Industries, Inc. (12,488) (1,563)
Churchill Downs, Inc. (22,780) (2,639)
DISH Network Corp. Class A(Æ) (337,587) (2,677)
Floor & Decor Holdings, Inc. Class A(Æ) (4,239) (487)
Freshpet, Inc.(Æ) (38,745) (2,849)
Hilton Grand Vacations, Inc.(Æ) (12,000) (558)
Instructure Holdings, Inc.(Æ) (3,200) (87)
Kontoor Brands, Inc. (9,403) (398)
LGI Homes, Inc.(Æ) (7,538) (1,046)
Magnite, Inc.(Æ) (37,982) (575)
Topgolf Callaway Brands Corp.(Æ) (109,977) (2,196)
Warner Bros Discovery, Inc.(Æ) (231,601) (3,027)
YETI Holdings, Inc.(Æ) (33,184) (1,414)
Ziff Davis, Inc.(Æ) (29,808) (2,162)
(23,962)
Consumer Staples - (0.1)%
J&J Snack Foods Corp. (12,726) (2,040)
MGP Ingredients, Inc. (16,844) (1,921)
(3,961)
Energy - (0.1)%
Green Plains, Inc.(Æ) (22,827) (810)
Plug Power, Inc.(Æ) (20,717) (272)
Shoals Technologies Group, Inc. Class A(Æ) (24,354) (632)
Sitio Royalties Corp. Class A (30,840) (843)
Sunrun, Inc.(Æ) (61,887) (1,175)
(3,732)
Financial Services - (1.2)%
Annaly Capital Management, Inc.(ö) (134,724) (2,707)
Blackstone Group, Inc. (The) Class A (33,393) (3,499)
Cohen & Steers, Inc. (9,448) (608)
Columbia Banking System, Inc. (104,663) (2,339)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (50,530) (1,319)
Healthcare Realty Trust, Inc.(ö) (149,774) (2,925)
Iron Mountain, Inc.(ö) (19,020) (1,168)
Kite Realty Group Trust(ö) (113,981) (2,608)
KKR & Co., Inc. Class A (25,532) (1,516)
New York Community Bancorp, Inc. (283,405) (3,931)
Old National Bancorp (194,065) (3,305)
Progyny, Inc.(Æ) (19,461) (813)
Ready Capital Corp. Class(ö) (120,246) (1,391)
SoFi Technologies, Inc.(Æ) (24,233) (277)
T Rowe Price Group, Inc. (25,537) (3,148)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
VICI Properties, Inc.(ö) (91,471) (2,879)
Webster Financial Corp. (68,746) (3,253)
(37,686)
Health Care - (0.8)%
Agiliti, Inc.(Æ) (40,960) (703)
Alnylam Pharmaceuticals, Inc.(Æ) (13,989) (2,733)
Axsome Therapeutics, Inc.(Æ) (3,509) (275)
Biogen, Inc.(Æ) (10,679) (2,885)
Danaher Corp. (10,657) (2,718)
Ensign Group, Inc. (The) (13,247) (1,283)
Halozyme Therapeutics, Inc.(Æ) (17,300) (743)
ICU Medical, Inc.(Æ) (10,303) (1,836)
Karuna Therapeutics, Inc.(Æ) (2,321) (464)
Masimo Corp.(Æ) (19,556) (2,392)
Neogen Corp.(Æ) (140,643) (3,262)
Patterson Cos., Inc. (35,345) (1,163)
Repligen Corp.(Æ) (17,557) (3,012)
Revance Therapeutics, Inc.(Æ) (19,518) (461)
Sotera Health Co.(Æ) (52,422) (995)
TransMedics Group, Inc.(Æ) (6,427) (599)
Vaxcyte, Inc.(Æ) (26,817) (1,289)
(26,813)
Materials and Processing - (0.2)%
Belden, Inc. (10,072) (973)
Livent Corp.(Æ) (29,196) (719)
Pool Corp. (6,592) (2,536)
Quaker Chemical Corp. (12,602) (2,525)
(6,753)
Producer Durables - (0.9)%
Affirm Holdings, Inc.(Æ) (11,051) (214)
Applied Industrial Technologies, Inc. (14,345) (2,080)
Badger Meter, Inc. (18,166) (2,991)
Casella Waste Systems, Inc. Class A(Æ) (8,108) (654)
Dorman Products, Inc.(Æ) (15,255) (1,292)
Fox Factory Holding Corp.(Æ) (17,000) (1,902)
GATX Corp. (24,163) (3,029)
H&R Block, Inc. (82,490) (2,773)
LCI Industries (14,656) (1,997)
Maximus, Inc. (14,658) (1,228)
MSA Safety, Inc. (3,864) (641)
S&P Global, Inc. (7,396) (2,918)
Teledyne Technologies, Inc.(Æ) (2,918) (1,122)
Trade Desk, Inc. (The) Class A(Æ) (13,440) (1,227)
Zurn Water Solutions Corp. (106,966) (3,256)
(27,324)
Technology - (1.1)%
Advanced Micro Devices, Inc.(Æ) (25,632) (2,932)
Altair Engineering, Inc. Class A(Æ) (7,319) (549)
Aspen Technology, Inc.(Æ) (8,992) (1,605)
Bentley Systems, Inc. Class B (38,275) (2,062)
Bumble, Inc. Class A(Æ) (61,737) (1,143)
Coherent Corp.(Æ) (67,133) (3,180)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Envestnet, Inc.(Æ) (44,618) (2,766)
Fair Isaac Corp.(Æ) (3,539) (2,966)
Fiserv, Inc.(Æ) (22,299) (2,814)
Frontier Communications Corp.(Æ) (142,359) (2,592)
Gen Digital, Inc. (151,725) (2,951)
Motorola Solutions, Inc. (10,006) (2,868)
Paycor HCM, Inc.(Æ) (66,466) (1,785)
Super Micro Computer, Inc.(Æ) (9,354) (3,089)
ViaSat, Inc.(Æ) (53,186) (1,646)
(34,948)
Utilities - (0.2)%
Chord Energy Corp. (7,706) (1,209)
Civitas Resources, Inc. (29,557) (2,213)
Equitrans Midstream Corp. (91,627) (950)
Otter Tail Corp. (23,802) (1,928)
(6,300)
Total Securities Sold Short
(proceeds $157,745) (171,479)
Other Assets and Liabilities,
Net - 0.1%
2,920
Net Assets - 100.0%
3,264,503

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 19
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 456 USD 105,211 09/23 3,204
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,204
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 456,788 $ — $ —
$ —
$ 456,788
Consumer Staples 144,394 — —
—
144,394
Energy 134,264 — —
—
134,264
Financial Services 476,961 — —
—
476,961
Health Care 422,373 — —
—
422,373
Materials and Processing 111,391 — —
—
111,391
Producer Durables 297,774 — —
—
297,774
Technology 1,147,090 — —
—
1,147,090
Utilities 138,014 — —
—
138,014
Short-Term Investments — — — 104,013 104,013
Total Investments
3,329,049 — — 104,013 3,433,062
Securities Sold Short
**
(171,479) — — — (171,479)
Other Financial Instruments
Assets
Futures Contracts 3,204 — — — 3,204
Total Other Financial Instruments
*
$ 3,204 $ — $ — $ — $ 3,204
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.4%
Consumer Discretionary - 11.8%
1-800-Flowers.com, Inc. Class A(Æ) 25,431 221
2U, Inc.(Æ) 42,183 202
Academy Sports & Outdoors, Inc. 9,974 596
Advance Auto Parts, Inc.(Û) 18,651 1,387
AerSale Corp.(Æ) 126,596 1,900
American Axle & Manufacturing Holdings,
Inc.(Æ) 39,000 369
American Eagle Outfitters, Inc. 72,339 1,016
American Outdoor Brands, Inc.(Æ) 1,386 13
America's Car-Mart, Inc.(Æ) 45,870 5,464
Asbury Automotive Group, Inc.(Æ) 3,706 836
Atkore, Inc.(Æ) 4,462 708
AutoNation, Inc.(Æ)(Û) 2,448 394
Axon Enterprise, Inc.(Æ) 1,694 315
Beacon Roofing Supply, Inc.(Æ) 20,650 1,769
Beazer Homes USA, Inc.(Æ) 27,961 940
BJ's Restaurants, Inc.(Æ) 11,021 415
Bloomin' Brands, Inc. 23,936 643
Boot Barn Holdings, Inc.(Æ) 53,044 4,981
Brunswick Corp. 9,229 797
Cadre Holdings, Inc.(Ñ) 70,020 1,629
Capri Holdings, Ltd.(Æ) 29,480 1,088
CarParts.com, Inc.(Æ) 13,044 65
Carriage Services, Inc. Class A 3,539 115
Carrols Restaurant Group, Inc.(Æ) 83,543 492
Carter's, Inc. 17,366 1,303
Celestica, Inc.(Æ) 18,565 408
Century Communities, Inc. 8,443 652
Chegg, Inc.(Æ) 55,668 564
Children's Place, Inc. (The)(Æ)(Ð) 18,259 574
Chuy's Holdings, Inc.(Æ) 6,774 282
Clarus Corp. 129,276 1,151
Columbia Sportswear Co. 4,338 341
Comtech Telecommunications Corp. 7,262 74
Cooper-Standard Holdings, Inc.(Æ) 5,900 109
Coty, Inc. Class A(Æ) 100,720 1,213
Coursera, Inc.(Æ) 29,507 463
Cracker Barrel Old Country Store, Inc. 3,825 356
CTS Corp. 7,558 337
Dana Holding Corp.(Û) 69,788 1,325
Designer Brands, Inc. Class A(Ñ) 49,048 488
Dillard's, Inc. Class A(Û) 3,580 1,228
Domino's Pizza, Inc.(Û) 652 259
Driven Brands Holdings, Inc.(Æ) 21,915 567
Duckhorn Portfolio, Inc. (The)(Æ) 25,524 321
Enerpac Tool Group Corp. 11,220 308
Enovix Corp.(Æ) 6,831 147
First Watch Restaurant Group, Inc.(Æ) 2,430 45
Foot Locker, Inc. 15,472 416
Funko, Inc. Class A(Æ)(Ð) 18,387 150
GEN Restaurant Group, Inc.(Æ) 8,923 178
Genesco, Inc.(Æ)(Ð) 6,161 174
Gentherm, Inc.(Æ) 6,872 411
G-III Apparel Group, Ltd.(Æ) 11,300 234
Gildan Activewear, Inc. Class A 19,090 594
GMS, Inc.(Æ) 17,907 1,320
Goodyear Tire & Rubber Co. (The)(Æ)(Ð)
(Û) 95,423 1,534
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoPro, Inc. Class A(Æ) 165,437 677
Grand Canyon Education, Inc.(Æ) 13,775 1,495
Green Brick Partners, Inc.(Æ) 15,869 897
Group 1 Automotive, Inc. 3,990 1,032
Haverty Furniture Cos., Inc. 10,819 385
HealthStream, Inc. 5,908 133
Hilton Grand Vacations, Inc.(Æ) 10,380 483
Hims & Hers Health, Inc.(Æ) 72,246 648
International Game Technology PLC 58,885 1,992
iRobot Corp.(Æ) 10,355 414
Johnson Outdoors, Inc. Class A 17,367 1,027
KB Home(Û) 33,746 1,821
Kohl's Corp.(Ð)(Û) 23,810 677
Kontoor Brands, Inc. 9,147 387
Kura Sushi USA, Inc. Class A(Æ) 53,151 5,289
Landsea Homes Corp.(Æ) 54,737 540
La-Z-Boy, Inc. 17,014 534
Lear Corp.(Û) 10,919 1,690
Leonardo DRS, Inc.(Æ)(Ñ) 58,826 982
Levi Strauss & Co. Class A 86,277 1,300
Light & Wonder, Inc. Class A(Æ) 10,931 768
M/I Homes, Inc.(Æ) 8,149 815
Malibu Boats, Inc. Class A(Æ) 4,721 283
Marine Products Corp. 33,855 543
MasterCraft Boat Holdings, Inc.(Æ) 7,119 218
Matthews International Corp. Class A 18,902 868
MDC Holdings, Inc. 16,136 827
Meritage Homes Corp. 5,555 827
Monro Muffler Brake, Inc. 34,674 1,271
Motorcar Parts of America, Inc.(Æ) 59,335 532
Movado Group, Inc. 11,457 329
Newell Rubbermaid, Inc. 233,571 2,607
Nu Skin Enterprises, Inc. Class A 12,718 374
ODP Corp. (The)(Æ) 9,435 471
Olaplex Holdings, Inc.(Æ) 16,800 60
On Holding AG Class A(Æ) 48,122 1,732
OneSpaWorld Holdings, Ltd.(Æ) 254,942 3,275
Overstock.com, Inc.(Æ) 22,160 808
Oxford Industries, Inc. 16,117 1,738
Perdoceo Education Corp. 22,927 306
PetMed Express, Inc. 14,656 215
QuinStreet, Inc.(Æ) 800 7
Red Rock Resorts, Inc. Class A 10,008 485
Reservoir Media, Inc.(Æ)(Ñ) 82,796 452
REV Group, Inc. 136,542 1,765
Rocky Brands, Inc. 61,522 1,238
Rover Group, Inc.(Æ) 101,525 556
Scholastic Corp. 2,320 100
SeaWorld Entertainment, Inc.(Æ)(Ð) 13,987 774
Shoe Carnival, Inc. 17,668 470
Signet Jewelers, Ltd. 7,296 587
Smith & Wesson Brands, Inc. 157,935 2,011
Solo Brands, Inc. Class A(Æ) 47,447 278
Sonic Automotive, Inc. Class A(Û) 7,508 360
Sportradar Holding AG Class A(Æ) 21,025 310
Steven Madden, Ltd. 38,507 1,285
Stitch Fix, Inc. Class A(Æ) 120,387 615
Stride, Inc.(Æ) 32,597 1,246
Taylor Morrison Home Corp. Class A(Æ) 25,744 1,247
Texas Roadhouse, Inc. Class A 30,369 3,388

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tilly's, Inc. Class A(Æ) 6,699 58
Toll Brothers, Inc.(Ð)(Û) 13,435 1,079
Travel + Leisure Co.(Ð) 742 30
Tri Pointe Homes, Inc.(Æ) 43,888 1,399
Turtle Beach Corp.(Æ) 5,300 60
Universal Electronics, Inc.(Æ) 1,971 22
Universal Technical Institute, Inc.(Æ) 12,260 89
Urban Outfitters, Inc.(Æ) 18,029 656
Vera Bradley, Inc.(Æ) 1,781 12
Visteon Corp.(Æ)(Û) 1,348 208
WideOpenWest, Inc.(Æ)(Ð) 4,900 40
Wingstop, Inc. 3,320 560
Winnebago Industries, Inc. 10,069 693
Wolverine World Wide, Inc. 26,441 335
Zillow Group, Inc. Class A(Æ)(Û) 17,798 947
108,513
Consumer Staples - 3.4%
Alico, Inc. 6,539 169
Andersons, Inc. (The) 4,765 233
Calavo Growers, Inc. 57,364 2,164
Cal-Maine Foods, Inc. 8,563 396
Celsius Holdings, Inc.(Æ) 19,954 2,887
Coca-Cola Bottling Co. 696 441
Dole PLC 32,609 431
elf Beauty, Inc.(Æ) 44,306 5,171
Energizer Holdings, Inc. - GDR 18,690 737
Grocery Outlet Holding Corp.(Æ) 85,354 2,855
Helen of Troy, Ltd.(Æ) 5,302 749
Inter Parfums, Inc. 2,403 359
J&J Snack Foods Corp. 14,104 2,261
John B Sanfilippo & Son, Inc. 3,108 339
Nathan's Famous, Inc. 5,566 446
National Vision Holdings, Inc.(Æ)(Ð) 17,278 374
Natural Grocers by Vitamin Cottage, Inc. 31,252 389
Nomad Foods, Ltd.(Æ) 46,831 833
Post Holdings, Inc.(Æ)(Û) 2,837 242
Primo Water Corp. 33,079 469
Quanex Building Products Corp. 61,573 1,733
Sovos Brands, Inc.(Æ) 241,062 4,291
SpartanNash Co. 11,652 261
Spectrum Brands Holdings, Inc. 4,573 359
Sprouts Farmers Market, Inc.(Æ) 20,063 788
Turning Point Brands, Inc. 5,709 136
United Natural Foods, Inc.(Æ)(Ð) 10,185 212
Universal Corp. 8,947 452
USANA Health Sciences, Inc.(Æ) 900 58
Vector Group, Ltd. 19,896 261
Vita Coco Co., Inc. (The)(Æ)(Ñ) 19,996 528
Weis Markets, Inc. 4,512 299
31,323
Energy - 4.4%
Alpha Metallurgical Resources, Inc. 888 154
Arch Resources, Inc. 7,642 981
Aris Water Solutions, Inc. Class A 379,012 4,143
ChampionX Corp. 59,707 2,126
CVR Energy, Inc. 12,470 458
Delek US Holdings, Inc. 169,788 4,684
Dril-Quip, Inc.(Æ) 46,991 1,217
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Green Plains, Inc.(Æ) 28,179 1,001
Helmerich & Payne, Inc. 36,323 1,626
HF Sinclair Corp.(Ð)(Û) 3,216 167
Kodiak Gas Services, Inc.(Æ) 105,427 1,971
Mammoth Energy Services, Inc.(Æ) 62,961 308
Matador Resources Co. 19,766 1,100
Matrix Service Co.(Æ) 58,273 369
Murphy Oil Corp. 19,576 847
Natural Gas Services Group, Inc.(Æ) 55,821 574
Noble Corp. PLC 4,003 209
NOV, Inc. 74,979 1,506
NOW, Inc.(Æ) 51,318 584
Par Pacific Holdings, Inc.(Æ) 24,538 772
Patterson-UTI Energy, Inc. 195,073 3,090
PBF Energy, Inc. Class A 32,753 1,554
Range Resources Corp.(Ð)(Û) 7,773 244
REX American Resources Corp.(Æ) 13,835 512
Select Energy Services, Inc. Class A 24,947 210
Sitio Royalties Corp. Class A(Ñ) 28,147 769
SM Energy Co. 51,228 1,859
Solaris Oilfield Infrastructure, Inc. Class A 245,268 2,681
Talon Metals Corp.(Æ) 1,304,000 272
TETRA Technologies, Inc.(Æ) 185,650 834
Valaris, Ltd.(Æ) 2,665 205
Warrior Met Coal, Inc. 56,352 2,494
Weatherford International PLC(Æ) 6,033 501
World Fuel Services Corp. 12,635 285
40,307
Financial Services - 19.8%
1st Source Corp. 10,965 514
Agree Realty Corp.(ö) 35,689 2,312
Air Lease Corp. Class A 46,988 1,989
Alpine Income Property Trust, Inc.(ö) 126,198 2,144
American Equity Investment Life Holding
Co. 10,808 580
Ameris Bancorp 10,748 469
Apple Hospitality REIT, Inc.(ö) 28,215 437
Applied Digital Corp.(Æ) 21,462 206
AssetMark Financial Holdings, Inc.(Æ) 7,579 227
Atlantic Union Bankshares Corp. 13,666 437
Avantax, Inc.(Æ) 32,841 850
Axis Capital Holdings, Ltd. 32,727 1,804
Banco Latinoamericano de Comercio
Exterior SA Class E 1,300 30
Bank of NT Butterfield & Son, Ltd. (The) 13,152 423
Banner Corp. 10,501 500
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 27,853 640
BOK Financial Corp.(Ð) 1,049 93
Brighthouse Financial, Inc.(Æ) 19,015 991
Brixmor Property Group, Inc.(ö) 47,494 1,080
Broadstone Net Lease, Inc.(ö) 53,333 869
Business First Bancshares, Inc. 105,759 2,163
Byline Bancorp, Inc. 40,695 893
Cadence Bank 67,841 1,699
Cambridge Bancorp 9,789 602
Camden Property Trust(ö)(Û) 9,868 1,076
Capital Bancorp, Inc. 41,137 829
Capital City Bank Group, Inc. 34,259 1,111

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Capitol Federal Financial, Inc. 82,579 547
Capstar Financial Holdings, Inc. 35,983 535
Cathay General Bancorp 12,591 479
Chatham Lodging Trust(ö) 7,568 73
City Holding Co. 4,820 477
Civista Bancshares, Inc. 63,856 1,165
Clarivate PLC(Æ) 65,349 621
CNO Financial Group, Inc. 49,016 1,261
Coastal Financial Corp.(Æ) 960 43
Cohen & Steers, Inc. 19,785 1,272
Columbia Banking System, Inc. 40,421 903
Comerica, Inc.(Û) 31,364 1,692
Community Bank System, Inc. 9,667 520
Community Healthcare Trust, Inc.(ö) 62,465 2,201
Compass, Inc. Class A(Æ) 63,889 268
Corebridge Financial, Inc.(Ð) 4,904 92
Cousins Properties, Inc.(ö) 46,579 1,138
CTO Realty Growth, Inc.(ö) 102,090 1,787
Cullen/Frost Bankers, Inc.(Ð) 13,538 1,470
Customers Bancorp, Inc.(Æ) 13,150 552
DiamondRock Hospitality Co.(Ð)(ö) 43,846 373
Donegal Group, Inc. Class A 30,670 447
Douglas Elliman, Inc. 3,352 7
Dun & Bradstreet Holdings, Inc.(Û) 30,150 356
Easterly Government Properties, Inc.(ö) 189,799 2,801
Employers Holdings, Inc. 821 32
Encore Capital Group, Inc.(Æ) 7,384 395
Enova International, Inc.(Æ)(Ð) 9,892 545
Enterprise Financial Services Corp. 32,828 1,346
Equity Commonwealth(ö) 81,004 1,587
Esquire Financial Holdings, Inc. 23,125 1,155
Essent Group, Ltd. 42,965 2,131
Essential Properties Realty Trust, Inc.(ö) 14,757 362
Evercore, Inc. Class A(Ð) 11,906 1,608
eXp World Holdings, Inc.(Ð) 6,121 153
EZCORP, Inc. Class A(Æ)(Ð)(Ñ) 120,329 1,090
Federal Agricultural Mortgage Corp. Class
C 3,620 582
Fidelis Insurance Holdings, Ltd.(Æ) 53,319 740
First American Financial Corp. 33,978 2,154
First BanCorp 99,409 1,476
First Commonwealth Financial Corp. 62,096 897
First Financial Bankshares, Inc. 18,114 590
First Financial Corp. 13,352 510
First Foundation, Inc. 33,877 248
First Internet Bancorp 1,600 36
First Interstate BancSystem, Inc. Class A 55,278 1,588
First Merchants Corp. 18,653 599
First Mid Bancshares, Inc. 28,978 887
Forestar Group, Inc.(Æ) 4,360 129
Four Corners Property Trust, Inc.(ö) 32,847 864
FTAI Aviation, Ltd. 12,525 403
Fulton Financial Corp. 30,819 441
GCM Grosvenor, Inc. Class A 178,835 1,404
Genworth Financial, Inc. Class A(Æ) 159,327 934
German American Bancorp, Inc. 30,213 890
Getty Realty Corp.(ö) 27,223 880
Glacier Bancorp, Inc. 61,429 2,009
Guaranty Bancshares, Inc. 30,326 964
GXO Logistics, Inc.(Æ) 10,656 715
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hamilton Lane, Inc. Class A 5,126 453
Hancock Holding Co. 12,764 562
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 62,863 1,641
Hanover Insurance Group, Inc. (The)(Û) 14,081 1,598
HarborOne Bancorp, Inc. 39,082 410
HCI Group, Inc.(Ð) 2,786 175
Heritage Financial Corp. 26,160 491
Hersha Hospitality Trust Class A(ö) 9,698 61
Highwoods Properties, Inc.(Ð)(ö) 13,523 342
Hilltop Holdings, Inc. 16,642 515
Home BancShares, Inc. 110,305 2,682
HomeStreet, Inc.(Ð) 12,347 114
HomeTrust Bancshares, Inc. 1,262 31
Horace Mann Educators Corp. 68,108 2,052
Howard Hughes Corp. (The)(Æ)(Ð)(Û) 4,086 345
Independence Realty Trust, Inc.(ö) 43,036 733
Independent Bank Corp. 15,749 605
Innovative Industrial Properties, Inc.(ö) 5,480 434
Interactive Brokers Group, Inc. Class A(Ð) 3,304 289
International Bancshares Corp. 12,219 607
International Money Express, Inc.(Æ) 70,783 1,715
Investar Holding Corp. 35,655 529
Investors Title Co. 1,281 201
Jackson Financial, Inc. Class A 45,085 1,489
James River Group Holdings, Ltd. 38,967 720
John Wiley & Sons, Inc. Class A 12,548 430
Kemper Corp. 33,013 1,683
Kinsale Capital Group, Inc. 1,354 505
Kite Realty Group Trust(ö) 53,768 1,230
Legalzoom.com, Inc.(Æ) 21,637 331
LendingClub Corp.(Æ) 4,643 39
LendingTree, Inc.(Æ) 24,322 593
Lincoln National Corp. 49,590 1,390
Live Oak Bancshares, Inc. 20,850 790
LiveRamp Holdings, Inc.(Æ) 33,797 965
McGrath RentCorp 5,007 483
Medifast, Inc. 6,059 617
Merchants Bancorp 17,721 560
Mercury General Corp. 9,620 310
Metropolitan Bank Holding Corp.(Æ)(Ñ) 44,055 1,995
Moelis & Co. Class A 12,753 623
Mr. Cooper Group, Inc.(Æ) 12,835 744
MVB Financial Corp. 31,899 816
National Bank Holdings Corp. Class A 92,579 3,181
Navient Corp. 77,155 1,469
NETSTREIT Corp.(ö) 238,098 4,260
Newmark Group, Inc. Class A 78,766 545
NMI Holdings, Inc. Class A(Æ) 53,654 1,433
Northeast Bank 21,533 1,026
Northrim BanCorp, Inc. 275 13
OFG Bancorp 13,186 442
Old National Bancorp 78,729 1,341
Old Second Bancorp, Inc. 88,636 1,417
Outfront Media, Inc.(ö) 89,713 1,387
Pagseguro Digital, Ltd. Class A(Æ) 35,212 400
Palomar Holdings, Inc.(Æ)(Ð) 5,165 313
Park Hotels & Resorts, Inc.(Ð)(ö) 50,817 693
Pathward Financial, Inc. 8,044 418
Peapack-Gladstone Financial Corp. 4,581 134

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Perella Weinberg Partners 276,485 2,732
Pinnacle Financial Partners, Inc. 12,771 969
Piper Jaffray Cos. 2,660 389
Plymouth Industrial REIT, Inc.(ö) 66,553 1,515
Popular, Inc. 15,092 1,095
PRA Group, Inc.(Æ) 19,272 460
Preferred Bank 6,609 437
Premier Financial Corp. 30,377 658
ProAssurance Corp. 10,639 179
Prosperity Bancshares, Inc. 14,293 905
Radian Group, Inc. 29,634 798
Red River Bancshares, Inc. 9,763 478
Redfin Corp.(Æ) 46,222 692
Regional Management Corp. 755 25
Reinsurance Group of America, Inc. Class
A(Û) 12,989 1,823
RenaissanceRe Holdings, Ltd. 4,033 753
Renasant Corp. 15,284 473
Riverview Bancorp, Inc. 92,938 524
RLJ Lodging Trust(ö) 53,680 553
RMR Group, Inc. (The) Class A 15,884 375
Robinhood Markets, Inc. Class A(Æ)(Ð) 94,599 1,217
Ryan Specialty Holdings, Inc. Class A(Æ)
(Ð)(Û) 26,221 1,136
Ryman Hospitality Properties, Inc.(ö) 17,393 1,657
Safety Insurance Group, Inc. 5,322 383
Sandy Spring Bancorp, Inc. 35,593 871
Seacoast Banking Corp. of Florida 54,549 1,348
Selective Insurance Group, Inc. 8,343 861
Silvercrest Asset Management Group, Inc.
Class A 20,256 422
Simmons First National Corp. Class A 26,180 529
Skyward Specialty Insurance Group, Inc.
(Æ) 35,411 839
SLM Corp.(Ð) 77,522 1,254
SmartFinancial, Inc. 16,877 424
SouthState Corp. 9,733 756
SP Plus Corp.(Æ) 16,479 634
Spirit Realty Capital, Inc.(ö) 20,048 809
Sprott, Inc.(Ñ) 7,520 251
STAG Industrial, Inc.(ö) 48,706 1,768
StepStone Group, Inc. Class A 6,660 187
Stewart Information Services Corp. 55,400 2,611
StoneX Group, Inc.(Æ) 3,606 332
Sunstone Hotel Investors, Inc.(ö) 13,484 137
Synovus Financial Corp. 12,782 433
Target Hospitality Corp. Class A(Æ)(Ñ) 12,546 160
Terreno Realty Corp.(ö) 7,509 446
Territorial Bancorp, Inc. 33,668 398
Texas Capital Bancshares, Inc.(Æ) 26,852 1,714
Tiptree, Inc. Class A 83,166 1,228
Towne Bank 22,041 557
TPG, Inc. 6,320 186
Triumph Financial, Inc. 46,015 3,263
UMB Financial Corp. 8,212 583
UMH Properties, Inc.(ö) 51,145 852
United Bankshares, Inc. 17,730 593
United Community Banks, Inc. 18,585 540
United Fire Group, Inc.(Ð) 1,869 45
Universal Insurance Holdings, Inc. 11,772 183
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Valley National Bancorp 144,494 1,482
Veritex Holdings, Inc. 4,040 87
Virtu Financial, Inc. Class A 20,900 388
Walker & Dunlop, Inc. 9,859 897
Webster Financial Corp. 13,607 644
Westamerica BanCorp 19,467 958
Westwood Holdings Group, Inc. 101,222 1,184
William Penn Bancorp(Ñ) 121,460 1,332
Xenia Hotels & Resorts, Inc.(ö) 32,346 411
Zions Bancorp NA 26,253 1,004
181,589
Health Care - 17.2%
2seventy bio, Inc.(Æ) 16,456 125
Acadia Pharmaceuticals, Inc.(Æ) 44,326 1,296
Accuray, Inc.(Æ) 20,541 87
ADMA Biologics, Inc.(Æ) 32,859 136
Akebia Therapeutics, Inc.(Æ) 79,675 133
Alector, Inc.(Æ) 27,812 191
Alignment Healthcare, Inc.(Æ)(Ð) 33,373 207
Alkermes PLC(Æ) 8,340 244
Alphatec Holdings, Inc.(Æ) 109,124 1,928
Amedisys, Inc.(Æ) 12,003 1,090
American Well Corp. Class A(Æ)(Ð) 54,056 132
Amneal Pharmaceuticals, Inc.(Æ) 298,041 954
Amphastar Pharmaceuticals, Inc.(Æ) 12,750 774
AnaptysBio, Inc.(Æ)(Ð) 6,705 132
AngioDynamics, Inc.(Æ) 11,443 99
ANI Pharmaceuticals, Inc.(Æ) 62,693 3,295
Arcellx, Inc.(Æ) 50,818 1,741
Arcus Biosciences, Inc.(Æ) 6,803 135
Argenx SE - ADR(Æ) 5,937 2,995
Arrowhead Pharmaceuticals, Inc.(Æ) 72,556 2,505
Arvinas, Inc.(Æ) 13,052 323
Ascendis Pharma A/S - ADR(Æ) 12,450 1,122
Assertio Holdings, Inc.(Æ) 41,450 236
Avanos Medical, Inc.(Æ) 25,688 629
Avid Bioservices, Inc.(Æ) 276,622 3,502
Avita Medical, Inc.(Æ) 65,130 1,319
Axogen, Inc.(Æ) 6,355 55
Axsome Therapeutics, Inc.(Æ) 2,530 199
Beam Therapeutics, Inc.(Æ) 38,652 1,193
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 10,013 74
Biohaven, Ltd.(Æ) 10,280 204
BioLife Solutions, Inc.(Æ) 106,139 2,110
Biote Corp. Class A(Æ) 26,113 178
Bluebird Bio, Inc.(Æ) 42,662 168
Blueprint Medicines Corp.(Æ) 9,919 655
C4 Therapeutics, Inc.(Æ) 18,639 72
Cara Therapeutics, Inc.(Æ) 13,430 45
CareDx, Inc.(Æ) 21,574 235
Castle Biosciences, Inc.(Æ)(Ð) 11,168 188
Catalyst Pharmaceuticals, Inc.(Æ) 39,295 543
Certara, Inc.(Æ) 38,064 741
Chemed Corp. 2,991 1,559
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
Computer Programs & Systems, Inc.(Æ) 17,699 464
CONMED Corp. 25,316 3,064
CorVel Corp.(Æ) 1,644 336
CSAIL Commercial Mortgage Trust(Æ) 8,649 92

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cytokinetics, Inc.(Æ) 74,006 2,468
CytomX Therapeutics, Inc.(Æ)(Ð) 17,219 30
DaVita HealthCare Partners, Inc.(Æ)(Û) 17,580 1,793
Deciphera Pharmaceuticals, Inc.(Æ) 13,926 188
Denali Therapeutics, Inc.(Æ) 34,288 975
Dyne Therapeutics, Inc.(Æ) 43,904 535
Emergent BioSolutions, Inc.(Æ) 31,050 214
Enanta Pharmaceuticals, Inc.(Æ) 11,012 209
Enovis Corp. Class W(Æ) 23,687 1,514
Ensign Group, Inc. (The) 5,513 534
Envista Holdings Corp.(Æ) 8,572 295
EQRx, Inc.(Æ) 47,736 82
Esperion Therapeutics, Inc.(Æ)(Ð) 3,300 5
Exelixis, Inc.(Æ)(Û) 72,289 1,425
Fate Therapeutics, Inc.(Æ) 44,400 183
FibroGen, Inc.(Æ) 29,067 60
Fulgent Genetics, Inc.(Æ) 18,392 714
Geron Corp.(Æ) 75,664 245
Glaukos Corp.(Æ) 8,546 659
GoodRx Holdings, Inc. Class A(Æ) 23,155 214
Guardant Health, Inc.(Æ) 47,460 1,852
Haemonetics Corp.(Æ) 6,124 565
Halozyme Therapeutics, Inc.(Æ) 39,392 1,692
Harmony Biosciences Holdings, Inc.(Æ)(Ð) 7,014 248
Harrow Health, Inc.(Æ) 30,661 677
Health Catalyst, Inc.(Æ) 17,656 248
HealthEquity, Inc.(Æ) 11,646 791
Heron Therapeutics, Inc.(Æ) 50,824 84
Ideaya Biosciences, Inc.(Æ)(Ð) 1,700 38
Inari Medical, Inc.(Æ) 11,970 683
InfuSystem Holdings, Inc.(Æ)(Ñ) 206,239 2,128
Inhibrx, Inc.(Æ) 138,038 2,768
Innoviva, Inc.(Æ) 164,211 2,225
Inogen, Inc.(Æ) 30,042 245
Inspire Medical Systems, Inc.(Æ) 6,087 1,752
Integer Holdings Corp.(Æ) 7,134 660
Intellia Therapeutics, Inc.(Æ) 33,340 1,411
Intercept Pharmaceuticals, Inc.(Æ) 15,653 169
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 13,170 546
iRadimed Corp. 84,607 3,717
iTeos Therapeutics, Inc.(Æ) 8,015 113
Joint Corp. (The)(Æ) 28,843 389
Karyopharm Therapeutics, Inc.(Æ) 40,857 74
Keros Therapeutics, Inc.(Æ) 22,131 927
Krystal Biotech, Inc.(Æ) 7,727 998
Kura Oncology, Inc.(Æ) 51,165 534
Kymera Therapeutics, Inc.(Æ) 8,433 185
Lantheus Holdings, Inc.(Æ) 12,341 1,067
Legend Biotech Corp. - ADR(Æ) 30,592 2,310
LeMaitre Vascular, Inc. 89,043 5,630
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 3,180 213
LivaNova PLC(Æ)(Ð) 17,004 994
Medpace Holdings, Inc.(Æ) 11,085 2,806
MeiraGTx Holdings PLC(Æ) 50,878 321
Merit Medical Systems, Inc.(Æ) 11,720 875
Mersana Therapeutics, Inc.(Æ) 55,350 68
Mirati Therapeutics, Inc.(Æ)(Ð) 9,366 284
NanoString Technologies, Inc.(Æ)(Ð) 17,242 82
Natera, Inc.(Æ) 6,431 291
National HealthCare Corp. 12,321 727
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nektar Therapeutics(Æ) 48,961 26
Neogen Corp.(Æ) 30,724 712
Neurocrine Biosciences, Inc.(Æ)(Û) 29,745 3,031
NGM Biopharmaceuticals, Inc.(Æ) 21,235 50
Nurix Therapeutics, Inc.(Æ)(Ð) 15,819 154
NuVasive, Inc.(Æ) 5,066 209
Omnicell, Inc.(Æ) 7,849 496
Option Care Health, Inc.(Æ) 25,505 862
OraSure Technologies, Inc.(Æ)(Ð) 32,502 153
Organon & Co.(Ð)(Û) 64,298 1,413
Orthofix Medical, Inc.(Æ) 36,520 719
Owens & Minor, Inc.(Æ) 52,523 1,011
Pacific Biosciences of California, Inc.(Æ) 52,650 695
Pacira BioSciences, Inc.(Æ) 12,735 463
Pediatrix Medical Group, Inc.(Æ) 80,069 1,099
Pennpant Group, Inc. (The)(Æ) 55,087 632
Penumbra, Inc.(Æ) 1,997 606
Perrigo Co. PLC 74,911 2,745
Personalis, Inc.(Æ) 9,657 23
PetIQ, Inc.(Æ) 46,617 780
Pliant Therapeutics, Inc.(Æ) 17,719 316
Prestige Brands Holdings, Inc.(Æ) 12,070 787
PTC Therapeutics, Inc.(Æ) 44,888 1,811
Pulmonx Corp.(Æ)(Ð) 16,754 235
Quanterix Corp.(Æ)(Ð) 8,793 218
Quipt Home Medical Corp.(Æ) 147,385 783
Radius Health, Inc.(Æ)(Š) 85,858 7
RadNet, Inc.(Æ) 27,900 923
Recursion Pharmaceuticals, Inc. Class A(Æ) 44,103 623
REGENXBIO, Inc.(Æ)(Ð) 16,120 306
Repligen Corp.(Æ) 10,793 1,852
Rigel Pharmaceuticals, Inc.(Æ) 79,511 110
Rocket Pharmaceuticals, Inc.(Æ) 195,326 3,526
RxSight, Inc.(Æ) 57,726 1,926
Sangamo BioSciences, Inc.(Æ) 42,651 56
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 11,320 1,227
Schrodinger, Inc.(Æ) 65,687 3,436
Science 37 Holdings, Inc.(Æ) 1,374,950 359
Select Medical Holdings Corp. 18,012 541
Selecta Biosciences, Inc.(Æ) 22,625 25
Semler Scientific, Inc.(Æ) 2,267 56
Sharecare, Inc.(Æ) 268,677 373
SpringWorks Therapeutics, Inc.(Æ) 30,485 957
STAAR Surgical Co.(Æ) 9,319 510
Supernus Pharmaceuticals, Inc.(Æ) 8,467 260
Surmodics, Inc.(Æ) 24,106 773
Sutro Biopharma, Inc.(Æ) 8,746 39
Syneos Health, Inc. Class A(Æ) 16,014 679
Tabula Rasa HealthCare, Inc.(Æ) 3,122 25
Tactile Systems Technology, Inc.(Æ) 44,243 1,014
Talkspace, Inc.(Æ) 575,425 995
Tandem Diabetes Care, Inc.(Æ)(Ð) 14,733 514
Tela Bio, Inc.(Æ) 44,827 439
Tenet Healthcare Corp.(Æ) 24,240 1,811
Theravance Biopharma, Inc.(Æ) 15,573 154
TransMedics Group, Inc.(Æ) 19,110 1,781
Travere Therapeutics, Inc.(Æ) 29,776 512
Treace Medical Concepts, Inc.(Æ) 37,949 865
UFP Technologies, Inc.(Æ) 27,909 5,433
Ultragenyx Pharmaceutical, Inc.(Æ) 29,829 1,286

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Therapeutics Corp.(Æ)(Û) 10,032 2,435
US Physical Therapy, Inc. 3,808 443
Utah Medical Products, Inc. 25,332 2,491
Vanda Pharmaceuticals, Inc.(Æ) 14,261 82
Ventyx Biosciences, Inc.(Æ) 13,609 504
Veradigm, Inc.(Æ) 101,134 1,367
Viemed Healthcare, Inc.(Æ) 45,757 387
Viridian Therapeutics, Inc.(Æ) 73,484 1,379
Xencor, Inc.(Æ) 38,997 947
Xenon Pharmaceuticals, Inc.(Æ) 43,092 1,591
Y-mAbs Therapeutics, Inc.(Æ) 10,850 66
Zai Lab, Ltd. - ADR(Æ) 30,720 923
Zentalis Pharmaceuticals, Inc.(Æ) 25,824 690
Zimvie, Inc.(Æ) 9,554 131
Zymeworks, Inc.(Æ) 2,300 17
158,160
Materials and Processing - 7.9%
AAON, Inc. 10,787 1,135
Allegheny Technologies, Inc.(Æ) 33,497 1,597
A-Mark Precious Metals, Inc. 4,682 191
American Vanguard Corp. 22,314 403
Apogee Enterprises, Inc. 3,411 169
Arizona Sonoran Copper Co., Inc.(Æ) 302,058 410
Avient Corp. 37,084 1,503
Axalta Coating Systems, Ltd.(Æ) 27,156 869
AZEK Co., Inc. (The)(Æ) 68,088 2,124
Balchem Corp. 7,654 1,031
Boise Cascade Co. 13,286 1,375
BrightView Holdings, Inc.(Æ) 49,146 379
Broadwind Energy, Inc.(Æ) 105,694 402
Builders FirstSource, Inc.(Æ)(Û) 15,298 2,209
Cabot Corp. 7,693 546
Capstone Mining Corp.(Æ) 123,599 646
Carpenter Technology Corp. 22,563 1,351
Chemours Co. (The)(Ð) 35,664 1,319
Clearwater Paper Corp.(Æ) 3,961 128
Codexis, Inc.(Æ) 29,789 107
Commercial Metals Co. 29,103 1,665
Constellium SE(Æ) 41,471 792
Critical Elements Lithium Corp.(Æ) 193,472 257
E3 Lithium, Ltd.(Æ)(Ñ) 130,926 265
Eagle Materials, Inc.(Ð) 3,918 722
Ecovyst, Inc.(Æ) 198,670 2,442
ERO Copper Corp.(Æ) 27,499 661
Foran Mining Corp.(Æ) 95,636 289
Gibraltar Industries, Inc.(Æ) 2,049 132
Global Industrial Co. 1,259 36
Healthcare Services Group, Inc. 63,035 795
Hecla Mining Co. 102,452 590
Horizonte Minerals PLC(Æ)(Ñ) 275,382 558
Huntsman Corp. 48,343 1,439
Insteel Industries, Inc. 1,020 33
Interface, Inc. Class A 15,710 153
JELD-WEN Holding, Inc.(Æ)(Ð) 56,849 1,012
Kaiser Aluminum Corp. 56,882 4,619
Louisiana-Pacific Corp.(Ð) 22,869 1,741
Mativ Holdings, Inc. 136,165 2,143
Modine Manufacturing Co.(Æ) 18,082 679
MP Materials Corp.(Æ)(Ð) 13,039 311
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MRC Global, Inc.(Æ) 50,158 566
Northwest Pipe Co.(Æ) 30,619 998
NOVAGOLD Resources, Inc.(Æ)(Ð) 63,807 288
O-I Glass, Inc. Class I(Æ) 25,912 595
Olympic Steel, Inc.(Ð) 17,057 952
Orion Engineered Carbons SA 19,052 418
Perimeter Solutions SA(Æ) 50,717 282
PGT Innovations, Inc.(Æ) 16,019 458
Piedmont Lithium, Inc.(Æ) 12,118 665
Quaker Chemical Corp. 3,981 798
Ranpak Holdings Corp.(Æ) 106,326 682
Rayonier Advanced Materials, Inc.(Æ) 25,594 121
Resideo Technologies, Inc.(Æ) 32,576 610
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rogers Corp.(Æ) 3,724 628
Royal Gold, Inc. 7,485 899
Rush Enterprises, Inc. Class A 11,130 720
ScanSource, Inc.(Æ) 4,177 126
Schnitzer Steel Industries, Inc. Class A 51,480 1,864
SiteOne Landscape Supply, Inc.(Æ) 13,847 2,354
SmartRent, Inc.(Æ)(Ñ) 145,925 581
Sonoco Products Co. 19,110 1,121
Stelco Holdings, Inc. 15,060 549
Stepan Co. 11,251 1,078
Summit Materials, Inc. Class A(Æ) 29,652 1,073
Sylvamo Corp.(Ð) 8,722 428
Tecnoglass, Inc. 51,523 2,426
TimkenSteel Corp.(Æ) 50,573 1,178
Trinseo PLC 146,755 2,586
Tronox Holdings PLC Class A 217,154 2,886
Unifi, Inc.(Æ) 60,721 480
United States Lime & Minerals, Inc. 1,519 312
Univar Solutions, Inc. - ADR(Æ) 37,120 1,341
Valvoline, Inc. 21,856 830
Veritiv Corp. 4,787 671
VSE Corp. 19,613 1,054
Worthington Industries, Inc. 8,832 659
72,553
Producer Durables - 16.0%
Aaron's Co., Inc. (The) 41,932 663
ABM Industries, Inc. 14,636 677
Adient PLC(Æ)(Û) 21,524 916
ADT, Inc. 25,020 160
AECOM(Ð) 17,167 1,493
AGCO Corp. 11,847 1,577
Alaska Air Group, Inc.(Æ) 6,109 297
Alight, Inc. Class A(Æ) 57,755 565
Allied Motion Technologies, Inc. 64,067 2,492
Allison Transmission Holdings, Inc. Class A 11,381 668
Alta Equipment Group, Inc. 1,239 20
AMN Healthcare Services, Inc.(Æ) 5,861 628
Applied Industrial Technologies, Inc. 6,695 971
ArcBest Corp. 20,736 2,412
Arcosa, Inc. 18,173 1,403
Ardmore Shipping Corp. 75,574 1,064
Argan, Inc. 21,741 827
ASGN, Inc.(Æ) 6,540 499
Astec Industries, Inc. 2,706 134
Barnes Group, Inc. 39,505 1,553

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Barrett Business Services, Inc. 1,780 161
Bloom Energy Corp. Class A(Æ) 12,985 232
Bowman Consulting Group, Ltd.(Æ)(Ñ) 14,851 515
BWX Technologies, Inc. 11,777 813
Casella Waste Systems, Inc. Class A(Æ) 33,362 2,692
CBIZ, Inc.(Æ) 12,259 648
CECO Environmental Corp.(Æ) 30,675 369
Centrus Energy Corp. Class A(Æ)(Ð) 1,620 61
Chart Industries, Inc.(Æ) 4,089 745
Clean Harbors, Inc.(Æ) 2,480 412
Comfort Systems USA, Inc. 3,162 550
CompoSecure, Inc.(Æ)(Ñ) 68,455 508
Construction Partners, Inc. Class A(Æ) 4,642 136
Covenant Logistics Group, Inc. Class A 3,988 218
Cross Country Healthcare, Inc.(Æ) 31,759 819
Daseke, Inc.(Æ) 55,409 431
Deluxe Corp. 129,841 2,466
DHT Holdings, Inc. 96,355 949
Dorian LPG, Ltd. 6,640 197
Dycom Industries, Inc.(Æ) 11,780 1,173
Eagle Bulk Shipping, Inc.(Ñ) 25,549 1,180
Element Solutions, Inc. 87,285 1,829
Encore Wire Corp. 7,680 1,311
Energy Recovery, Inc.(Æ) 25,375 773
EnerSys 23,911 2,590
Ennis, Inc. 17,020 367
EVERTEC, Inc. 12,633 497
ExlService Holdings, Inc.(Æ) 3,187 449
Exponent, Inc. 5,910 529
FARO Technologies, Inc.(Æ)(Ð) 7,730 128
Federal Signal Corp. 19,039 1,163
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 77,506 2,927
Fluor Corp.(Æ) 45,120 1,398
Flywire Corp.(Æ) 25,956 886
Fox Factory Holding Corp.(Æ) 2,670 299
Franklin Electric Co., Inc. 5,897 583
Frontdoor, Inc.(Æ) 19,105 667
Frontier Group Holdings, Inc.(Æ) 62,446 581
Genco Shipping & Trading, Ltd. 36,866 535
Generac Holdings, Inc.(Æ) 2,041 314
Gentex Corp. 27,453 922
GEO Group, Inc. (The)(Æ)(Ñ) 47,623 356
Granite Construction, Inc. 20,229 828
Green Dot Corp. Class A(Æ) 14,622 286
Hackett Group, Inc. (The) 3,732 87
Harsco Corp.(Æ) 72,126 680
Heartland Express, Inc. 22,664 371
Heidrick & Struggles International, Inc. 4,553 124
Helios Technologies, Inc. 3,890 246
Herc Holdings, Inc. Class W 8,073 1,080
Heritage-Crystal Clean, Inc.(Æ) 5,390 248
Hexcel Corp. 5,543 392
Hillman Solutions Corp.(Æ) 73,608 724
HNI Corp. 18,252 531
Hub Group, Inc. Class A(Æ) 5,433 490
Hyster-Yale Materials Handling, Inc. 2,046 98
I3 Verticals, Inc. Class A(Æ) 166,681 4,169
ICF International, Inc. 5,499 647
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
indie Semiconductor, Inc. Class A(Æ)(Ñ) 55,149 523
Innodata, Inc.(Æ) 39,779 510
Insperity, Inc. 8,019 943
Integrated Electrical Services, Inc.(Æ) 4,594 263
Janus International Group, Inc.(Æ) 39,375 450
Kadant, Inc. 1,971 439
Kaman Corp. Class A 86,988 1,991
Kennametal, Inc. 16,897 515
Kforce, Inc. 4,228 268
Kirby Corp.(Æ) 6,593 537
Knight-Swift Transportation Holdings, Inc. 7,148 434
Korn & Ferry International 8,994 474
Landstar System, Inc.(Û) 8,858 1,803
Manitowoc Co., Inc. (The)(Æ) 53,550 970
ManpowerGroup, Inc. 13,208 1,042
Marten Transport, Ltd. 16,324 370
Matson, Inc. 15,369 1,436
Mercury Systems, Inc.(Æ) 40,848 1,551
Mesa Laboratories, Inc. 21,710 2,793
Methode Electronics, Inc. 8,031 270
MillerKnoll, Inc. 118,019 2,310
Mirion Technologies, Inc.(Æ) 86,764 655
Mitek Systems, Inc.(Æ) 200,985 2,052
Moog, Inc. Class A 3,685 389
Mueller Industries, Inc. 6,684 542
MYR Group, Inc.(Æ) 8,712 1,242
National Research Corp. Class A 5,980 257
NEXTracker, Inc. Class A(Æ) 2,477 105
NV5 Global, Inc.(Æ) 1,872 205
Orion Group Holdings, Inc.(Æ) 181,241 680
Oshkosh Corp.(Ð) 16,678 1,536
PAM Transportation Services, Inc.(Æ) 1,028 27
Payoneer Global, Inc.(Æ) 66,499 354
Paysafe, Ltd.(Æ) 13,041 157
Powell Industries, Inc. 3,183 193
Primoris Services Corp. 87,098 2,766
PROG Holdings, Inc.(Æ) 48,892 1,984
Proto Labs, Inc.(Æ) 19,171 635
Radiant Logistics, Inc.(Æ) 149,974 1,155
Remitly Global, Inc.(Æ) 43,570 840
Repay Holdings Corp.(Æ) 313,730 2,620
Resources Connection, Inc. 25,949 415
RXO, Inc.(Æ)(Û) 39,721 876
Ryerson Holding Corp. 32,206 1,368
Saia, Inc.(Æ) 6,437 2,724
Schneider National, Inc. Class B(Û) 15,248 470
Scorpio Tankers, Inc. 41,736 1,963
Sight Sciences, Inc.(Æ) 80,017 704
Skyline Champion Corp.(Æ) 43,011 2,996
Sleep Number Corp.(Æ) 6,324 175
Stagwell, Inc.(Æ) 13,764 92
Star Bulk Carriers Corp.(Ñ) 35,008 633
Steelcase, Inc. Class A 31,582 271
Stericycle, Inc.(Æ) 9,245 393
Sterling Infrastructure, Inc.(Æ) 40,530 2,431
Stoneridge, Inc.(Æ) 127,032 2,597
Sun Country Airlines Holdings, Inc.(Æ) 31,155 672
Teekay Tankers, Ltd. Class A 30,183 1,316
Tennant Co. 23,756 1,906
Terex Corp. 21,293 1,248

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Textron, Inc. 9,255 720
Thermon Group Holdings, Inc.(Æ) 26,766 739
Titan International, Inc.(Æ) 16,960 212
Titan Machinery, Inc.(Æ) 11,641 372
TopBuild Corp.(Æ) 8,224 2,253
TreeHouse Foods, Inc.(Æ) 34,601 1,786
TriNet Group, Inc.(Æ)(Û) 14,955 1,574
Triton International, Ltd. 5,709 481
TrueBlue, Inc.(Æ) 7,705 115
Tutor Perini Corp.(Æ) 85,464 722
UFP Industries, Inc. 7,560 777
UniFirst Corp. 2,379 386
Universal Truckload Services, Inc. 13,825 430
V2X, Inc.(Æ) 15,499 798
Vertiv Holdings Co. 52,201 1,358
Vicor Corp.(Æ) 7,997 738
Watts Water Technologies, Inc. Class A 3,550 662
Werner Enterprises, Inc. 35,262 1,658
WNS Holdings, Ltd. - ADR(Æ) 41,384 2,860
Xerox Holdings Corp. 113,735 1,817
XPO, Inc.(Æ) 6,094 422
ZipRecruiter, Inc. Class A(Æ)(Ð) 6,200 115
146,930
Technology - 13.9%
8x8, Inc.(Æ) 163,890 777
A10 Networks, Inc. 110,964 1,722
ACV Auctions, Inc. Class A(Æ) 24,588 430
Adeia, Inc. 13,594 163
ADTRAN Holdings, Inc. 186,605 1,816
Agilysys, Inc.(Æ) 5,351 394
Alpha & Omega Semiconductor, Ltd.(Æ) 5,727 188
Altair Engineering, Inc. Class A(Æ) 6,013 451
Ambarella, Inc.(Æ) 22,228 1,854
American Software, Inc. Class A 339,402 3,913
Amkor Technology, Inc. 23,406 681
Appfolio, Inc. Class A(Æ) 8,690 1,569
Arlo Technologies, Inc.(Æ) 41,176 468
Arteris, Inc.(Æ) 73,353 557
Augmedix, Inc.(Æ) 164,596 667
Avid Technology, Inc.(Æ) 13,370 319
Axcelis Technologies, Inc.(Æ) 15,289 3,065
Bandwidth, Inc. Class A(Æ) 9,711 147
Bel Fuse, Inc. Class B 35,225 1,890
BigCommerce Holdings, Inc.(Æ)(Ð) 23,514 254
Blackbaud, Inc.(Æ) 10,876 821
Blend Labs, Inc. Class A(Æ)(Ð) 2,900 4
Box, Inc. Class A(Æ) 42,849 1,339
Brightcove, Inc.(Æ) 3,380 15
Calix, Inc.(Æ) 10,028 452
Cambium Networks Corp.(Æ) 3,334 54
Cardlytics, Inc.(Æ) 8,100 95
Cars.com, Inc.(Æ) 37,264 850
Cerence, Inc.(Æ)(Ð) 11,900 331
CEVA, Inc.(Æ)(Ð) 2,140 58
CI&T, Inc. Class A(Æ) 186,950 1,114
Cirrus Logic, Inc.(Æ)(Û) 17,014 1,375
Climb Global Solutions, Inc. 2,422 117
Cohu, Inc.(Æ) 16,776 732
CommScope Holding Co., Inc.(Æ) 112,515 506
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CommVault Systems, Inc.(Æ) 8,094 631
Conduent, Inc.(Æ) 37,300 129
Couchbase, Inc.(Æ) 7,350 123
Credo Technology Group Holding, Ltd.(Æ)
(Ð) 54,795 930
CS Disco, Inc.(Æ)(Ð) 7,758 76
CSG Systems International, Inc. 14,077 726
DigitalBridge Group, Inc. 24,576 394
DigitalOcean Holdings, Inc.(Æ)(Ð) 17,470 865
Diodes, Inc.(Æ) 5,820 550
DocuSign, Inc.(Æ) 2,002 108
Domo, Inc. Class B(Æ) 12,923 231
DoubleVerify Holdings, Inc.(Æ) 40,579 1,708
Dropbox, Inc. Class A(Æ) 64,181 1,730
DZS, Inc.(Æ) 2,409 9
Endava PLC - ADR(Æ) 15,898 834
ePlus, Inc.(Æ) 9,403 530
Everbridge, Inc.(Æ) 7,750 239
Evolv Technologies Holdings, Inc.(Æ) 118,051 777
Extreme Networks, Inc.(Æ)(Û) 91,474 2,432
Five9, Inc.(Æ)(Ð) 19,800 1,737
FormFactor, Inc.(Æ) 22,251 827
Genasys, Inc.(Æ) 253,154 706
GoDaddy, Inc. Class A(Æ) 5,978 461
Guidewire Software, Inc.(Æ) 10,069 854
Harmonic, Inc.(Æ) 75,136 1,121
HireRight Holdings Corp.(Æ)(Ð) 12,250 131
IDT Corp. Class B(Æ) 17,095 405
Immersion Corp. 76,141 538
Impinj, Inc.(Æ)(Ð) 5,371 358
Infinera Corp.(Æ)(Ð) 91,368 411
Informatica, Inc. Class A(Æ) 14,821 282
Insight Enterprises, Inc.(Æ) 3,469 509
Intapp, Inc.(Æ) 25,953 1,066
Integral Ad Science Holding LLC(Æ)(Û) 18,202 379
Ituran Location and Control, Ltd. 17,027 474
JFrog, Ltd.(Æ) 11,783 363
Kaltura, Inc.(Æ) 243,512 492
KBR, Inc. 17,202 1,058
Kulicke & Soffa Industries, Inc. 59,555 3,566
Kyndryl Holdings, Inc.(Æ) 59,800 817
LivePerson, Inc.(Æ)(Ð) 27,700 132
Lyft, Inc. Class A(Æ)(Ð) 73,009 928
MaxLinear, Inc. Class A(Æ) 13,883 342
MicroStrategy, Inc. Class A(Æ)(Ñ) 2,470 1,082
Model N, Inc.(Æ) 117,870 3,927
NAPCO Security Technologies, Inc. 122,600 4,595
Navitas Semiconductor Corp.(Æ) 31,323 331
NETGEAR, Inc.(Æ) 12,401 169
NetScout Systems, Inc.(Æ) 12,604 352
New Relic, Inc.(Æ) 16,525 1,388
nLight, Inc.(Æ) 23,769 342
Novanta, Inc.(Æ) 7,615 1,347
Nutanix, Inc. Class A(Æ) 42,285 1,277
NVE Corp. 15,649 1,240
Okta, Inc.(Æ) 1,515 116
ON24, Inc. 91,476 810
One Stop Systems, Inc.(Æ) 22,879 65
OneSpan, Inc.(Æ) 48,509 666
Onto Innovation, Inc.(Æ) 11,755 1,461

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ooma, Inc.(Æ) 71,990 1,080
Ouster, Inc.(Æ) 2,603 16
Outbrain, Inc.(Æ) 2,229 12
PDF Solutions, Inc.(Æ) 101,128 4,651
Pegasystems, Inc. 51,321 2,707
Perficient, Inc.(Æ) 6,876 439
Perion Network, Ltd.(Æ) 6,350 232
PlayAGS, Inc.(Æ) 10,562 70
Playtika Holding Corp.(Æ)(Û) 8,634 103
Power Integrations, Inc. 7,171 697
Preformed Line Products Co. 1,849 321
Progress Software Corp. 6,561 394
Q2 Holdings, Inc.(Æ) 7,020 249
Qualys, Inc.(Æ)(Ð) 32,099 4,455
Quantum Corp.(Æ) 9,780 11
Radcom, Ltd.(Æ) 49,264 479
Rambus, Inc.(Æ) 19,386 1,214
Ribbon Communications, Inc.(Æ)(Ð) 31,679 101
Roku, Inc.(Æ)(Ð)(Û) 8,766 844
Sanmina Corp.(Æ) 8,418 517
Sapiens International Corp. NV 8,943 241
SecureWorks Corp. Class A(Æ) 3,896 30
Shutterstock, Inc. 7,069 364
Silicon Laboratories, Inc.(Æ) 10,448 1,558
Simulations Plus, Inc. 95,303 4,746
SiTime Corp.(Æ) 4,967 641
SMART Global Holdings, Inc.(Æ) 64,479 1,715
Smartsheet, Inc. Class A(Æ) 31,316 1,390
SolarWinds Corp.(Æ) 11,200 118
Sonos, Inc.(Æ) 48,258 827
Sprout Social, Inc. Class A(Æ) 7,640 437
SPS Commerce, Inc.(Æ) 2,883 520
Squarespace, Inc. Class A(Æ)(Ð) 18,602 616
Super Micro Computer, Inc.(Æ) 6,557 2,166
Symbotic, Inc.(Æ)(Ñ) 13,063 830
Synaptics, Inc.(Æ) 6,140 554
Telos Corp.(Æ) 15,469 39
Tenable Holdings, Inc.(Æ) 32,511 1,582
TrueCar, Inc.(Æ) 157,337 385
TTM Technologies, Inc.(Æ) 33,763 485
Twilio, Inc. Class A(Æ) 2,019 133
Unisys Corp.(Æ) 27,878 152
Upland Software, Inc.(Æ) 1,000 4
Varonis Systems, Inc.(Æ) 67,154 1,927
Viavi Solutions, Inc. Class W(Æ) 120,249 1,307
Vimeo, Inc.(Æ) 320,117 1,319
Vishay Intertechnology, Inc. 25,146 708
VTEX Class A(Æ) 136,169 742
Workiva, Inc.(Æ) 28,776 3,030
Xperi, Inc.(Æ) 5,700 75
Yelp, Inc. Class A(Æ) 23,999 1,081
Zeta Global Holdings Corp. Class A(Æ) 22,093 204
127,853
Utilities - 5.0%
ALLETE, Inc. 41,333 2,374
Allot, Ltd.(Æ) 102,411 268
APA Corp.(Ð) 9,197 372
Avista Corp. 24,140 933
Black Hills Corp. 6,491 392
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brookfield Infrastructure Corp. Class A 8,825 412
California Resources Corp.(Û) 45,847 2,446
Callon Petroleum Co.(Æ) 28,740 1,079
Chord Energy Corp. 2,377 373
CNX Resources Corp.(Æ) 37,454 764
Cogent Communications Holdings, Inc. 5,932 363
Denbury, Inc.(Æ) 7,758 682
Earthstone Energy, Inc. Class A(Æ)(Ñ) 228,295 3,648
Evolution Petroleum Corp. 304,267 2,842
Excelerate Energy, Inc. Class A 96,690 2,052
Golar LNG, Ltd. 25,355 612
Gulfport Energy Corp.(Æ) 2,684 275
Kosmos Energy, Ltd.(Æ) 106,698 758
Magnolia Oil & Gas Corp. Class A 29,146 646
New Jersey Resources Corp. 8,942 400
Northern Oil and Gas, Inc. 27,435 1,080
Northwest Natural Holding Co. 46,525 1,999
NorthWestern Corp. 15,412 870
NRG Energy, Inc.(Ð) 42,959 1,632
ONE Gas, Inc. 15,341 1,214
Permian Resources Corp. 286,768 3,352
Pinnacle West Capital Corp. 1,100 91
Portland General Electric Co. 20,499 977
RGC Resources, Inc. 53,657 1,080
SandRidge Energy, Inc. 57,748 986
Saturn Oil & Gas, Inc.(Æ) 300,930 602
SilverBow Resources, Inc.(Æ) 44,797 1,604
Southwest Gas Holdings, Inc. 12,243 807
Spire, Inc. 7,152 455
Talos Energy, Inc.(Æ) 65,155 1,043
UGI Corp. 31,981 863
Unitil Corp. 30,581 1,591
US Cellular Corp.(Æ)(Û) 12,517 222
Vistra Corp.(Û) 68,414 1,920
York Water Co. (The) 41,669 1,722
45,801
Total Common Stocks
(cost $794,185) 913,029
Short-Term Investments - 4.7%
U.S. Cash Management Fund(@) 43,418,703 (∞) 43,401
Total Short-Term Investments
(cost $43,405) 43,401
Other Securities - 1.8%
U.S. Cash Collateral Fund(@)(×) 16,345,265 (∞)
16,345
Total Other Securities
(cost $16,345) 16,345
Total Investments - 105.9%
(identified cost $853,935) 972,775
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.7)%
Acushnet Holdings Corp. (4,941) (295)
Advanced Energy Industries, Inc. (1,324) (166)
Akoustis Technologies, Inc.(Æ) (26,050) (62)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Altice USA, Inc. Class A(Æ) (82,073) (278)
America's Car-Mart, Inc.(Æ) (1,340) (160)
AMMO, Inc.(Æ) (15,003) (31)
Blade Air Mobility, Inc.(Æ) (16,007) (67)
Byrna Technologies, Inc.(Æ) (2,257) (8)
Churchill Downs, Inc. (5,728) (664)
Clear Channel Outdoor Holdings, Inc.(Æ) (103,846) (187)
Conn's, Inc.(Æ) (9,840) (48)
Crocs, Inc.(Æ) (3,393) (368)
DISH Network Corp. Class A(Æ) (47,598) (378)
Dream Finders Homes, Inc. Class A(Æ) (3,609) (92)
GrowGeneration Corp.(Æ) (10,850) (43)
iHeartMedia, Inc. Class A(Æ) (20,587) (97)
Instructure Holdings, Inc.(Æ) (5,271) (143)
Joby Aviation, Inc.(Æ) (36,071) (323)
Kura Sushi USA, Inc. Class A(Æ) (573) (57)
Leslie's, Inc.(Æ) (14,978) (95)
LGI Homes, Inc.(Æ) (2,562) (356)
Magnite, Inc.(Æ) (15,552) (235)
OneWater Marine, Inc. Class A(Æ) (3,800) (143)
PLBY Group, Inc.(Æ) (356) (1)
Skillsoft Corp.(Æ) (5,567) (7)
Topgolf Callaway Brands Corp.(Æ) (37,928) (757)
XPEL, Inc.(Æ)(Þ) (7,987) (649)
YETI Holdings, Inc.(Æ) (8,080) (344)
Ziff Davis, Inc.(Æ) (5,304) (385)
(6,439)
Consumer Staples - (0.1)%
Alico, Inc. (179) (5)
B&G Foods, Inc. Class A (7,758) (103)
Benson Hill, Inc.(Æ) (13,400) (19)
J&J Snack Foods Corp. (2,715) (435)
MGP Ingredients, Inc. (5,404) (616)
(1,178)
Energy - (0.2)%
Ameresco, Inc. Class A(Æ) (5,728) (333)
Cleanspark, Inc.(Æ) (18,090) (109)
FuelCell Energy, Inc.(Æ) (13,129) (29)
Gevo, Inc.(Æ) (31,276) (54)
GrafTech International, Ltd. (35,282) (186)
Green Plains, Inc.(Æ) (1,650) (59)
Ring Energy, Inc.(Æ) (20,106) (49)
Shoals Technologies Group, Inc. Class A(Æ) (18,872) (490)
Sitio Royalties Corp. Class A (9,819) (268)
Sunrun, Inc.(Æ) (13,328) (253)
Uranium Energy Corp.(Æ) (106,797) (384)
(2,214)
Financial Services - (0.7)%
Annaly Capital Management, Inc.(ö) (32,978) (663)
ARMOUR Residential REIT, Inc.(ö) (21,533) (110)
Ashford Hospitality Trust, Inc.(Æ)(ö) (5,770) (23)
BGC Partners, Inc. Class A (43,896) (209)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BRP Group, Inc. Class A(Æ) (7,261) (181)
Chimera Investment Corp.(ö) (35,149) (221)
Cohen & Steers, Inc. (4,809) (309)
Columbia Banking System, Inc. (1,168) (26)
Distribution Solutions Group, Inc.(Æ) (1,621) (90)
Dynex Capital, Inc.(ö) (21,173) (276)
European Wax Center, Inc. Class A(Æ) (5,372) (104)
Franklin BSP Realty Trust, Inc.(ö) (6,320) (90)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (13,506) (353)
Healthcare Realty Trust, Inc.(ö) (35,282) (689)
New York Community Bancorp, Inc. (68,323) (948)
Old National Bancorp (3,000) (51)
Potlatch Corp.(ö) (11,991) (643)
Progyny, Inc.(Æ) (8,500) (355)
Ready Capital Corp.(ö) (16,978) (196)
Webster Financial Corp. (13,545) (641)
(6,178)
Health Care - (1.0)%
AdaptHealth Corp.(Æ) (25,040) (344)
Agenus, Inc.(Æ) (83,048) (126)
Akero Therapeutics, Inc.(Æ) (757) (33)
Amylyx Pharmaceuticals, Inc.(Æ) (1,086) (25)
Anavex Life Sciences Corp.(Æ) (9,380) (77)
Apollo Medical Holdings, Inc.(Æ) (3,549) (130)
Atossa Therapeutics, Inc.(Æ) (29,241) (32)
Azenta, Inc.(Æ) (3,699) (174)
BioLife Solutions, Inc.(Æ) (9,456) (188)
CareMax, Inc.(Æ) (12,995) (31)
ClearPoint Neuro, Inc.(Æ) (2,151) (15)
Clover Health Investments Corp.(Æ) (59,391) (74)
Collegium Pharmaceutical, Inc.(Æ) (5,692) (130)
Day One Biopharmaceuticals, Inc.(Æ) (3,774) (50)
DocGo, Inc.(Æ) (11,168) (94)
Exact Sciences Corp.(Æ) (6,710) (655)
Geron Corp.(Æ) (51,534) (167)
Halozyme Therapeutics, Inc.(Æ) (10,029) (431)
ICU Medical, Inc.(Æ) (3,178) (566)
ImmunoGen, Inc.(Æ) (1,915) (34)
Inhibrx, Inc.(Æ) (4,274) (86)
Inotiv, Inc.(Æ) (10,470) (76)
Joint Corp. (The)(Æ) (2,800) (38)
MannKind Corp.(Æ) (36,623) (167)
Masimo Corp.(Æ) (3,797) (464)
MiMedx Group, Inc.(Æ) (6,180) (50)
Neogen Corp.(Æ) (35,686) (828)
NeoGenomics, Inc.(Æ) (10,376) (180)
Ocular Therapeutix, Inc.(Æ) (13,907) (63)
OrthoPediatrics Corp.(Æ) (2,136) (89)
Pliant Therapeutics, Inc.(Æ) (842) (15)
Poseida Therapeutics, Inc.(Æ) (8,405) (15)
Recursion Pharmaceuticals, Inc. Class A(Æ) (1,512) (21)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Repligen Corp.(Æ) (4,091) (702)
Replimune Group, Inc.(Æ) (5,162) (109)
Revance Therapeutics, Inc.(Æ) (11,867) (280)
Seelos Therapeutics, Inc.(Æ) (10,804) (17)
SIGA Technologies, Inc. (10,667) (61)
Silverback Therapeutics, Inc.(Æ) (4,600) (34)
Sotera Health Co.(Æ) (9,260) (176)
SpringWorks Therapeutics, Inc.(Æ) (6,829) (214)
Syndax Pharmaceuticals, Inc.(Æ) (13,390) (286)
TransMedics Group, Inc.(Æ) (3,224) (300)
Vaxcyte, Inc.(Æ) (10,028) (482)
Ventyx Biosciences, Inc.(Æ) (1,709) (63)
Veracyte, Inc.(Æ) (20,260) (556)
Vicarious Surgical, Inc.(Æ) (1,369) (2)
Viking Therapeutics, Inc.(Æ) (1,186) (17)
Zentalis Pharmaceuticals, Inc.(Æ) (5,961) (159)
(8,926)
Materials and Processing - (0.1)%
5E Advanced Materials, Inc.(Æ) (7,782) (27)
Aspen Aerogels, Inc.(Æ) (14,462) (121)
Ivanhoe Electric, Inc.(Æ) (1,700) (28)
Livent Corp.(Æ) (18,675) (460)
Mativ Holdings, Inc. (8,866) (139)
Origin Materials, Inc.(Æ) (7,329) (33)
Pool Corp. (212) (81)
Quaker Chemical Corp. (1,980) (397)
ThredUp, Inc. Class A(Æ) (23,566) (83)
(1,369)
Producer Durables - (0.5)%
908 Devices, Inc.(Æ) (3,600) (25)
Aeva Technologies, Inc.(Æ) (11,847) (15)
Affirm Holdings, Inc.(Æ) (525) (10)
Badger Meter, Inc. (3,426) (564)
CryoPort, Inc.(Æ) (4,714) (76)
GATX Corp. (4,532) (568)
H&R Block, Inc. (19,560) (657)
Hillman Solutions Corp.(Æ) (1,100) (11)
LCI Industries (3,024) (412)
Microvast Holdings, Inc.(Æ) (37,154) (107)
MultiPlan Corp.(Æ) (79,600) (171)
PureCycle Technologies, Inc.(Æ) (25,371) (300)
Purple Innovation, Inc. (11,043) (34)
RBC Bearings, Inc.(Æ) (2,814) (636)
Repay Holdings Corp.(Æ) (15,533) (130)
Solid Power, Inc.(Æ) (26,214) (75)
V2X, Inc.(Æ) (77) (4)
Whole Earth Brands, Inc.(Æ) (591) (2)
Workhorse Group, Inc.(Æ) (33,518) (45)
Zurn Water Solutions Corp. (20,646) (629)
(4,471)
Technology - (1.0)%
ADTRAN Holdings, Inc. (16,826) (164)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aehr Test Systems(Æ) (2,546) (133)
Angi, Inc.(Æ) (23,335) (90)
AppLovin Corp. Class A(Æ) (26,140) (821)
Bumble, Inc. Class A(Æ) (23,227) (430)
Clearfield, Inc.(Æ) (5,206) (243)
Coherent Corp.(Æ) (14,654) (694)
Digi International, Inc.(Æ) (8,740) (367)
Digimarc Corp.(Æ) (4,498) (133)
Digital Turbine, Inc.(Æ) (2,424) (26)
E2open Parent Holdings, Inc.(Æ) (41,017) (211)
Entegris, Inc. (5,622) (617)
Envestnet, Inc.(Æ) (6,566) (407)
Frontier Communications Corp.(Æ) (30,324) (552)
Gen Digital, Inc. (35,224) (685)
Identiv, Inc.(Æ) (3,128) (24)
Matterport, Inc.(Æ) (32,880) (112)
MKS Instruments, Inc. (5,379) (587)
Model N, Inc.(Æ) (4,319) (144)
NAPCO Security Technologies, Inc. (4,359) (163)
NextNav, Inc.(Æ) (7,372) (24)
Ouster, Inc.(Æ) (2,603) (16)
Outset Medical, Inc.(Æ) (7,532) (155)
PAR Technology Corp.(Æ) (10,128) (350)
Paycor HCM, Inc.(Æ) (7,721) (207)
Porch Group, Inc.(Æ) (49,474) (67)
Super Micro Computer, Inc.(Æ) (1,595) (527)
ViaSat, Inc.(Æ) (7,590) (235)
Wolfspeed, Inc.(Æ) (14,589) (962)
(9,146)
Utilities - (0.2)%
Chord Energy Corp. (4,747) (744)
Civitas Resources, Inc. (10,816) (810)
Crescent Energy Co. Class A (3,256) (39)
Equitrans Midstream Corp. (14,783) (153)
Tellurian, Inc.(Æ) (32,094) (55)
(1,801)
Total Securities Sold Short
(proceeds $39,931) (41,722)
Other Assets and Liabilities,
Net - (1.4)%
(12,938)
Net Assets - 100.0%
918,115

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 31
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.1)%
XPEL, Inc. 02/09/22 (7,987) (57 .90) (462) (649)
(649)
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini 100 Index Futures 445 USD 44,803 09/23 2,668
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,668
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 108,513 $ — $ —
$ —
$ 108,513
Consumer Staples 31,323 — —
—
31,323
Energy 40,307 — —
—
40,307
Financial Services 181,589 — —
—
181,589
Health Care 158,102 — 58
—
158,160
Materials and Processing 72,505 — 48
—
72,553
Producer Durables 146,930 — —
—
146,930
Technology 127,853 — —
—
127,853
Utilities 45,801 — —
—
45,801
Short-Term Investments — — — 43,401 43,401
Other Securities — — — 16,345 16,345
Total Investments
912,923 — 106 59,746 972,775
Securities Sold Short
**
(41,722) — — — (41,722)
Other Financial Instruments
Assets
Futures Contracts 2,668 — — — 2,668
Total Other Financial Instruments
*
$ 2,668 $ — $ — $ — $ 2,668

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Small Cap Equity Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.8%
Australia - 1.6%
Ampol, Ltd. 12,300 272
ASX, Ltd. - ADR 2,999 126
BHP Group, Ltd. - ADR 203,808 6,354
BlueScope Steel, Ltd. 8,114 119
Commonwealth Bank of Australia
- ADR 18,114 1,288
Dexus(ö) 12,183 67
Glencore PLC 503,680 3,058
Medibank Pvt, Ltd. 527,105 1,244
National Australia Bank, Ltd. - ADR 16,782 321
Rio Tinto PLC 72,318 4,777
Rio Tinto, Ltd. - ADR 9,420 742
South32, Ltd. Class B 887,151 2,326
Wesfarmers, Ltd. 9,437 316
Westpac Banking Corp. 30,665 461
Woodside Energy Group, Ltd. 24,262 624
22,095
Austria - 0.7%
ams AG(Æ)(Ñ) 90,811 805
Erste Group Bank AG 148,166 5,598
Mondi PLC 179,804 3,154
9,557
Belgium - 0.4%
Ageas SA 37,869 1,604
KBC Groep NV 2,077 156
Proximus SA 100,686 771
UCB SA 28,416 2,516
5,047
Brazil - 1.1%
Ambev SA(Æ) 1,583,487 4,976
Atacadao SA 444,054 1,288
Banco Bradesco SA - ADR 783,952 2,767
Banco do Brasil SA 146,047 1,488
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 111,268 1,367
Telefonica Brasil SA 193,000 1,719
Ultrapar Participacoes SA 299,000 1,195
Yara International ASA 6,887 282
15,082
Burkina Faso - 0.1%
Endeavour Mining PLC 32,938 796
Canada - 4.4%
Agnico Eagle Mines, Ltd. 67,677 3,548
Alimentation Couche-Tard, Inc. 8,101 410
ARC Resources, Ltd. 74,432 1,124
Bank of Montreal 5,863 545
Bank of Nova Scotia (The) 12,929 651
Barrick Gold Corp. 113,779 1,966
CAE, Inc.(Æ) 332,621 7,600
Cameco Corp. Class A 25,814 908
Canadian Imperial Bank of Commerce 10,368 457
Canadian National Railway Co. 62,813 7,614
Canadian Pacific Kansas City, Ltd. 4,351 358
CGI Group, Inc.(Æ) 4,703 478
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dollarama, Inc. 37,750 2,487
Enbridge, Inc. 16,824 618
George Weston, Ltd. 3,032 349
Great-West Lifeco, Inc. 9,636 291
iA Financial Corp., Inc. 24,528 1,699
Loblaw Cos., Ltd. 4,003 355
Magna International, Inc. Class A 58,392 3,755
Metro, Inc. Class A 12,016 647
National Bank of Canada 3,392 266
Open Text Corp. 3,057 131
Royal Bank of Canada - GDR 65,677 6,511
Saputo, Inc. - ADR 10,575 223
Shopify, Inc. Class A(Æ) 32,462 2,194
Stantec, Inc. 49,423 3,347
Sun Life Financial, Inc. 93,963 4,945
TC Energy Corp. 20,396 731
TELUS Corp. 15,716 280
Thomson Reuters Corp. 1,509 204
Toronto-Dominion Bank (The) 90,202 5,948
60,640
Chile - 0.0%
Lundin Mining Corp. 78,995 706
China - 2.4%
Alibaba Group Holding, Ltd.(Æ) 461,300 5,876
Anta Sports Products, Ltd. 208,200 2,453
Baidu, Inc. Class A(Æ) 6,600 129
BOC Hong Kong Holdings, Ltd. 104,500 319
BYD Co., Ltd. Class H 95,500 3,387
Dongfeng Motor Group Co., Ltd. Class
H 1,398,000 653
H World Group, Ltd. - ADR(Æ) 50,832 2,442
Li Ning Co., Ltd. 784,500 4,815
Tencent Holdings, Ltd. 247,688 11,368
Trip.com Group, Ltd. - ADR(Æ) 30,727 1,261
32,703
Denmark - 1.2%
Carlsberg A/S Class B 1,514 227
Chr Hansen Holding A/S 3,896 294
Coloplast A/S Class B 2,637 328
Danske Bank A/S 130,470 3,096
Novo Nordisk A/S Class B 60,955 9,832
Novozymes A/S Class B 4,653 233
Tryg A/S 11,848 234
Vestas Wind Systems A/S(Æ) 84,329 2,256
16,500
Finland - 1.2%
Elisa OYJ 34,742 1,812
Kone OYJ Class B 20,786 1,065
Neste OYJ 42,339 1,557
Nokia OYJ 1,622,675 6,409
Nordea Bank Abp 66,156 748
Orion OYJ Class B 10,943 420
Sampo OYJ Class A 67,941 2,995
UPM-Kymmene OYJ 7,929 262
Wartsila OYJ Abp Class B 125,370 1,576
16,844

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
France - 8.1%
Accor SA 227,239 8,558
Air Liquide SA Class A 5,150 924
Airbus Group SE 32,748 4,825
Amundi SA(Þ) 64,262 3,937
AXA SA 127,686 3,925
BNP Paribas SA 45,997 3,034
Bouygues SA - ADR 54,187 1,941
Bureau Veritas SA 101,088 2,775
Capgemini SE 15,616 2,835
Carrefour SA 102,209 2,043
Cie de Saint-Gobain SA 41,376 2,792
Danone SA 9,741 595
Dassault Aviation SA 17,774 3,454
Dassault Systemes SE 7,043 301
Edenred 7,045 457
Eiffage SA 3,301 343
Engie SA 230,630 3,782
EssilorLuxottica SA 2,227 448
Hermes International 340 752
Kering 4,586 2,636
La Francaise des Jeux SAEM(Þ) 16,300 623
Legrand SA - ADR 3,814 382
L'Oreal SA 14,993 6,968
LVMH Moet Hennessy Louis Vuitton
SE - ADR 12,952 12,092
Michelin (CGDE) 243,124 7,948
Orange SA - ADR 217,051 2,454
Pernod Ricard SA 1,926 424
Publicis Groupe SA - ADR 19,497 1,575
Remy Cointreau SA 2,118 363
Renault SA 40,424 1,775
Rexel SA Class H 345,703 8,334
Sartorius Stedim Biotech 24,845 7,764
SEB SA 2,324 261
Societe Generale SA 82,143 2,231
Total SE 98,832 6,003
Vinci SA 8,581 1,008
110,562
Germany - 5.0%
Allianz SE 5,005 1,196
BASF SE 113,308 6,079
Bayer AG 40,793 2,383
Beiersdorf AG 4,001 518
Brenntag SE 8,398 651
Ceconomy AG(Æ) 123,169 369
Continental AG 18,429 1,471
Covestro AG(Æ)(Þ) 128,562 6,901
Daimler Truck Holding AG 247,491 9,291
Deutsche Boerse AG 32,017 6,139
Deutsche Post AG 8,928 459
Deutsche Telekom AG 56,390 1,230
E.ON SE 47,956 607
Evonik Industries AG 77,214 1,597
Fresenius Medical Care AG & Co.
KGaA 106,619 5,525
Fresenius SE & Co. KGaA 82,824 2,598
Hannover Rueck SE 12,997 2,774
Heidelberg Materials AG 39,395 3,192
Henkel AG & Co. KGaA 6,170 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infineon Technologies AG - ADR 81,455 3,582
LEG Immobilien SE(Æ) 1,661 117
Mercedes-Benz Group AG 19,204 1,534
Merck KGaA 1,953 343
Muenchener Rueckversicherungs-
Gesellschaft AG 14,717 5,544
SAP SE - ADR 8,771 1,200
Siemens AG 11,019 1,878
Symrise AG 3,707 405
Vonovia SE 14,774 345
68,359
Hong Kong - 2.4%
AIA Group, Ltd. 806,975 8,064
CK Asset Holdings, Ltd. 350,657 2,026
CLP Holdings, Ltd. 229,500 1,869
Hang Seng Bank, Ltd. 173,500 2,647
HKT Trust & HKT, Ltd. 323,000 381
Hong Kong & China Gas Co., Ltd. 3,155,000 2,701
Hong Kong Exchanges & Clearing, Ltd. 56,800 2,393
Power Assets Holdings, Ltd. 291,000 1,524
Sino Land Co., Ltd. 228,000 279
Sun Hung Kai Properties, Ltd. 30,500 382
Swire Properties, Ltd. 383,200 958
Techtronic Industries Co., Ltd. 739,239 8,353
WH Group, Ltd.(Þ) 2,434,500 1,319
32,896
Hungary - 0.1%
OTP Bank PLC 32,332 1,176
India - 1.2%
Canara Bank 330,208 1,384
HDFC Bank, Ltd. 531,938 10,685
Oil & Natural Gas Corp., Ltd. 389,253 840
Reliance Industries, Ltd. - GDR(Þ) 47,494 2,967
15,876
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 3,117,192 1,184
Ireland - 2.6%
AIB Group PLC 346,188 1,628
Bank of Ireland Group PLC 362,358 3,822
CRH PLC 6,557 393
Flutter Entertainment PLC(Æ) 23,521 4,686
Kerry Group PLC Class A 80,051 7,957
Linde PLC 34,978 13,665
Ryanair Holdings PLC - ADR(Æ) 30,629 3,140
35,291
Israel - 0.1%
Bank Hapoalim BM 45,084 401
Bank Leumi Le-Israel BM 48,276 386
Check Point Software Technologies,
Ltd.(Æ) 4,374 578
Israel Discount Bank, Ltd. Class A 62,313 330
Mizrahi Tefahot Bank, Ltd. 8,474 306
2,001

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 2.4%
Assicurazioni Generali SpA 31,241 666
BPER Banca SpA 501,475 1,736
Davide Campari-Milano SpA 231,318 3,114
Enel SpA 922,216 6,365
Eni SpA - ADR 258,466 3,944
FinecoBank Banca Fineco SpA 482,883 7,497
Moncler SpA 34,972 2,528
Recordati SpA 21,435 1,108
Snam Rete Gas SpA 80,027 421
Terna Rete Elettrica Nazionale SpA 26,361 223
UniCredit SpA 196,759 4,979
32,581
Japan - 16.8%
Ajinomoto Co., Inc. 10,694 417
Alfresa Holdings Corp. 57,600 919
Alps Alpine Co., Ltd. 81,700 722
Amada Co., Ltd. 107,600 1,059
Asahi Kasei Corp. 42,200 287
Astellas Pharma, Inc. 279,800 4,084
Bandai Namco Holdings, Inc. 88,600 2,005
Bridgestone Corp. 26,000 1,078
Brother Industries, Ltd. 40,200 626
Canon, Inc. 164,000 4,236
Dai-ichi Life Holdings, Inc. 106,125 2,169
Daiichi Sankyo Co., Ltd. 111,500 3,449
Daito Trust Construction Co., Ltd. 1,900 204
Daiwa House Industry Co., Ltd. 27,200 738
Daiwa House REIT Investment Corp.(ö) 89 175
Daiwa Securities Group, Inc. 104,400 566
DeNA Co., Ltd. 61,800 758
Denso Corp. 30,400 2,115
Disco Corp. 10,500 1,972
Eisai Co., Ltd. 47,110 2,945
FANUC Corp. 98,400 3,022
Fuji Media Holdings, Inc. 26,900 298
Fukuoka Financial Group, Inc. 86,500 2,080
Hakuhodo DY Holdings, Inc. 70,200 807
Hino Motors, Ltd.(Æ) 146,500 587
Honda Motor Co., Ltd. 170,558 5,444
Iida Group Holdings Co., Ltd. 89,100 1,564
Inpex Corp. 143,300 1,861
Isuzu Motors, Ltd. 230,500 2,990
ITOCHU Corp. 18,800 761
Japan Airlines Co., Ltd. 59,000 1,279
Japan Exchange Group, Inc. 102,500 1,786
Japan Post Holdings Co., Ltd. 97,800 714
Japan Real Estate Investment Corp.(ö) 72 290
Japan Tobacco, Inc. 195,000 4,322
JGC Holdings Corp. 78,100 1,112
Kajima Corp. 24,700 390
Kansai Electric Power Co., Inc. (The) 49,400 649
Kao Corp. 63,600 2,421
KDDI Corp. 137,500 4,050
Keyence Corp. 20,200 9,068
Kirin Holdings Co., Ltd. 130,100 1,924
Komatsu, Ltd. 224,900 6,290
Kyocera Corp. 71,700 3,859
Makita Corp. 69,053 2,140
McDonald's Holdings Co. Japan, Ltd. 15,900 626
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MEIJI Holdings Co., Ltd. 44,900 1,038
Minebea Co., Ltd. 184,200 3,411
Mitsubishi Electric Corp. 349,400 4,898
Mitsubishi Estate Co., Ltd. 144,000 1,764
Mitsubishi Gas Chemical Co., Inc. 51,100 765
Mitsubishi UFJ Financial Group, Inc. 496,422 4,005
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 102,100 675
Mizuho Financial Group, Inc. 33,100 559
MS&AD Insurance Group Holdings,
Inc. 105,600 3,929
Nikon Corp. 78,600 1,038
Nintendo Co., Ltd. 78,100 3,539
Nippon Building Fund, Inc.(ö) 88 369
Nippon Prologis REIT, Inc.(Æ)(ö) 128 262
Nippon Telegraph & Telephone Corp. 591,600 678
Nippon Television Holdings, Inc. 73,900 702
Nissan Chemical Corp. 16,700 750
Nissan Motor Co., Ltd. 519,600 2,281
Nitto Denko Corp. 25,300 1,804
Nomura Holdings, Inc. 178,400 740
Obayashi Corp. 50,500 467
Oji Holdings Corp. 32,000 126
Ono Pharmaceutical Co., Ltd. 80,392 1,471
ORIX Corp. 5,900 113
Otsuka Holdings Co., Ltd. 20,400 749
Resona Holdings, Inc. 1,027,100 5,601
SCSK Corp. 20,500 341
Secom Co., Ltd. 9,700 651
Sekisui Chemical Co., Ltd. 101,100 1,537
Sekisui House, Ltd. 44,300 904
Seven & i Holdings Co., Ltd. 8,400 349
SG Holdings Co., Ltd. 26,300 384
Shimizu Corp. 80,000 551
Shin-Etsu Chemical Co., Ltd. 461,070 15,188
Shiseido Co., Ltd. 213,600 9,369
SMC Corp. 4,400 2,298
SoftBank Corp. 31,300 347
Sony Group Corp. 32,850 3,074
Stanley Electric Co., Ltd. 61,623 1,139
Subaru Corp. 454,388 8,597
Sumitomo Electric Industries, Ltd. 160,200 2,053
Sumitomo Heavy Industries, Ltd. 44,700 1,099
Sumitomo Mitsui Financial Group, Inc. 48,200 2,272
Sumitomo Mitsui Trust Holdings, Inc. 74,100 2,879
Sumitomo Rubber Industries, Ltd. 77,000 787
Suntory Beverage & Food, Ltd. 7,700 275
T&D Holdings, Inc. 291,200 4,738
Taiheiyo Cement Corp. 49,800 1,040
Taisei Corp. 14,900 565
Takeda Pharmaceutical Co., Ltd. 157,900 4,833
Terumo Corp. 12,900 423
THK Co., Ltd. 61,100 1,224
Tokio Marine Holdings, Inc. 168,500 3,861
Tokyo Electron, Ltd. 79,968 11,951
Tokyo Gas Co., Ltd. 34,700 788
Toray Industries, Inc. 610,900 3,419
Tosoh Corp. 52,600 687
Toyota Industries Corp. 8,100 585
Toyota Motor Corp. 99,600 1,671

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tsuruha Holdings, Inc. 17,500 1,344
USS Co., Ltd. 42,900 744
Yakult Honsha Co., Ltd. 5,000 278
Yamaha Motor Co., Ltd. 68,500 2,006
Yamato Holdings Co., Ltd. 110,784 2,075
228,918
Luxembourg - 0.9%
ArcelorMittal SA 155,779 4,510
Eurofins Scientific SE 89,305 6,139
RTL Group SA 23,766 1,027
11,676
Macao - 0.4%
Galaxy Entertainment Group, Ltd.(Æ) 718,883 5,228
Malaysia - 0.1%
CIMB Group Holdings BHD 910,782 1,121
Mexico - 0.5%
Fresnillo PLC 96,985 770
Grupo Televisa SAB - ADR 1,196,628 6,354
7,124
Netherlands - 6.2%
ABN AMRO Bank NV(Þ) 164,873 2,801
Adyen NV(Æ)(Þ) 1,694 3,147
Akzo Nobel NV 3,581 306
ASML Holding NV 7,375 5,280
Euronext NV(Þ) 6,064 462
Ferrari NV 13,229 4,240
Heineken Holding NV 3,238 265
Heineken NV 128,445 12,593
ING Groep NV 516,398 7,537
Koninklijke Ahold Delhaize NV 27,809 960
Koninklijke Philips NV(Æ) 383,988 7,991
NN Group NV 50,787 1,947
Randstad NV 134,046 7,853
Shell PLC 557,793 17,051
Universal Music Group NV 425,061 10,988
VEON, Ltd. - ADR(Æ) 24,721 443
Wolters Kluwer NV 5,284 663
84,527
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd. 210,212 3,206
Spark New Zealand, Ltd. 314,162 1,012
4,218
Norway - 0.4%
DNB Bank ASA 21,326 440
Kongsberg Gruppen ASA 20,430 886
Mowi ASA 89,750 1,578
Norsk Hydro ASA 46,795 306
Orkla ASA 170,680 1,349
Telenor ASA 42,584 456
5,015
Portugal - 0.2%
Energias de Portugal SA 42,623 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jeronimo Martins SGPS SA 89,342 2,429
2,628
Russia - 0.0%
Gazprom PJSC(Š) 607,370 —
Lukoil PJSC(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Š) 145,363 —
Sberbank of Russia PJSC(Š) 415,116 —
—
Singapore - 0.7%
DBS Group Holdings, Ltd. 21,646 557
Jardine Cycle & Carriage, Ltd. 17,800 460
Oversea-Chinese Banking Corp., Ltd. 343,160 3,431
Singapore Exchange, Ltd. 27,000 197
Singapore Technologies Engineering,
Ltd. 117,100 329
Singapore Telecommunications, Ltd. 1,988,800 3,980
United Overseas Bank, Ltd. 19,700 447
Venture Corp., Ltd. 27,200 306
9,707
South Africa - 0.4%
Anglo American PLC 154,940 4,756
MTN Group, Ltd. 42,322 333
Old Mutual, Ltd. 1,278,568 930
6,019
South Korea - 1.6%
Coway Co., Ltd. 26,351 848
Hankook Tire & Technology Co., Ltd. 30,469 926
Hyundai Mobis Co., Ltd. 12,261 2,243
KB Financial Group, Inc. 66,373 2,652
KT Corp. - ADR(Ñ) 149,252 1,751
LG Energy Solution, Ltd.(Æ) 5,899 2,594
Samsung Electronics Co., Ltd. 118,141 6,476
Shinhan Financial Group Co., Ltd. 144,879 3,984
21,474
Spain - 1.9%
Amadeus IT Group SA Class A 86,041 6,176
CaixaBank SA 1,104,886 4,455
Cellnex Telecom SA(Þ) 96,102 3,926
Enagas SA 24,003 426
Endesa SA - ADR 12,685 272
Iberdrola SA 76,400 954
Industria de Diseno Textil SA 225,542 8,623
Redeia Corp. SA 27,733 464
Telefonica SA - ADR 39,529 169
25,465
Sweden - 1.4%
Assa Abloy AB Class B 116,428 2,796
Atlas Copco AB Class A 17,284 246
Boliden AB(Æ) 57,590 1,690
Essity Aktiebolag Class B 11,586 287
Hexagon AB Class B 490,159 4,732
Investor AB Class B 27,413 560
Kinnevik AB Class B(Æ) 15,109 207
Sandvik AB 117,001 2,367
Securitas AB Class B 52,756 448

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Skandinaviska Enskilda Banken AB
Class A 37,989 460
Skanska AB Class B 17,274 276
SKF AB Class B 130,857 2,497
Svenska Handelsbanken AB Class A 50,184 440
Swedbank AB Class A 27,731 508
Telefonaktiebolaget LM Ericsson Class
B 352,913 1,782
19,296
Switzerland - 6.8%
ABB, Ltd. 138,998 5,562
Adecco Group AG 63,669 2,583
Alcon, Inc. 36,906 3,136
Baloise Holding AG 2,364 365
Barry Callebaut AG 94 176
Chocoladefabriken Lindt & Spruengli
AG 29 682
Cie Financiere Richemont SA Class A 22,003 3,545
EMS-Chemie Holding AG 1,322 1,102
Geberit AG 8,271 4,688
Givaudan SA 122 411
Julius Baer Group, Ltd. 114,952 8,133
Kuehne & Nagel International AG 12,925 4,034
Lonza Group AG 5,941 3,448
Novartis AG 134,479 14,099
Partners Group Holding AG 5,550 6,233
Schindler Holding AG 2,462 587
SGS SA 31,825 3,080
Sika AG 1,022 318
Swatch Group AG (The) Class B 7,255 2,319
Swiss Life Holding AG 813 515
Swiss Prime Site AG Class A 3,697 358
Swisscom AG 6,602 4,243
UBS Group AG 797,444 17,656
Zurich Insurance Group AG 10,187 4,915
92,188
Taiwan - 2.1%
Catcher Technology Co., Ltd. 197,000 1,088
Hon Hai Precision Industry Co., Ltd. 2,233,241 7,721
Taiwan Semiconductor Manufacturing
Co., Ltd. 473,000 8,518
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 109,655 10,872
28,199
Thailand - 0.1%
Kasikornbank PCL 496,000 1,828
United Kingdom - 8.4%
Admiral Group PLC 41,043 1,121
AstraZeneca PLC 50,186 7,200
Aviva PLC 358,317 1,785
Babcock International Group PLC(Æ) 225,291 1,082
BAE Systems PLC 43,384 519
Barclays PLC 1,279,760 2,544
Barratt Developments PLC 302,753 1,773
Berkeley Group Holdings PLC 4,667 260
BP PLC 720,970 4,468
British American Tobacco PLC 106,036 3,564
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British Land Co. PLC (The)(ö) 191,747 831
BT Group PLC 990,302 1,550
CK Hutchison Holdings, Ltd. Class B 285,631 1,764
Compass Group PLC 302,296 7,863
Croda International PLC 3,703 280
Diageo PLC 95,248 4,156
easyJet PLC(Æ) 299,805 1,738
Halma PLC 4,210 121
HSBC Holdings PLC 970,057 8,041
Intermediate Capital Group PLC 112,392 2,030
Intertek Group PLC 93,755 5,246
J Sainsbury PLC 2,031,277 7,235
Kingfisher PLC 346,027 1,091
Land Securities Group PLC(ö) 131,727 1,093
Legal & General Group PLC 67,386 202
Lloyds Banking Group PLC 532,224 307
Marks & Spencer Group PLC(Æ) 165,615 438
NatWest Group PLC 645,114 2,021
Persimmon PLC Class A 34,511 514
Reckitt Benckiser Group PLC 50,769 3,802
RELX PLC 37,156 1,251
Sage Group PLC (The) 41,323 497
Schroders PLC 145,882 859
Scottish & Southern Energy PLC 5,809 126
Smith & Nephew PLC 30,484 464
Spirax-Sarco Engineering PLC 1,204 172
St. James's Place PLC 131,743 1,588
Standard Chartered PLC 848,021 8,148
Taylor Wimpey PLC 972,823 1,429
Tesco PLC 1,520,148 5,032
Travis Perkins PLC 261,754 2,923
Unilever PLC 112,881 6,070
United Utilities Group PLC 15,151 194
Vodafone Group PLC 810,241 774
Wausau Paper Corp. 239,593 2,623
Weir Group PLC (The) 364,547 8,591
115,380
United States - 9.5%
Accenture PLC Class A 34,374 10,874
Allegion PLC 65,519 7,657
Amdocs, Ltd. 48,488 4,540
Aon PLC Class A 25,727 8,194
CSL, Ltd. 5,093 918
Experian PLC 24,466 944
GSK Finance No. 3 PLC 349,361 6,207
Haleon PLC 3,009,123 13,042
Holcim AG(Æ) 28,275 1,963
James Hardie Industries PLC(Æ) 81,802 2,392
Las Vegas Sands Corp. 61,066 3,652
Lululemon Athletica, Inc.(Æ) 8,239 3,119
Nestle SA 161,458 19,832
Roche Holding AG 38,608 11,988
Sanofi - ADR 115,068 12,289
Schlumberger NV 278,983 16,276
Schneider Electric SE 30,253 5,396
129,283
Total Common Stocks
(cost $1,209,770) 1,279,190

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 1.3%
Brazil - 0.1%
Raizen Energia SA
6.761% (Ÿ) 1,753,697 1,543
Germany - 0.6%
Henkel AG & Co. KGaA
2.572% (Ÿ) 29,124 2,246
Porsche Automobil Holding SE
5.220% (Ÿ) 22,524 1,332
Volkswagen AG
24.357% (Ÿ) 39,493 5,234
8,812
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.671% (Ÿ) 181,639 8,185
Total Preferred Stocks
(cost $19,112) 18,540
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 29,789,956 (∞) 29,778
Total Short-Term Investments
(cost $29,780) 29,778
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 2,590,540 (∞) 2,591
Total Other Securities
(cost $2,591) 2,591
Total Investments - 97.5%
(identified cost $1,261,253) 1,330,099
Other Assets and Liabilities,
Net - 2.5%
33,954
Net Assets - 100.0%
1,364,053

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 39
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.9%
ABN AMRO Bank NV 10/03/19 EUR 164,873 17 .35 2,861
2,801
Adyen NV 07/25/19 EUR 1,694 1,021 .06 1,730
3,147
Amundi SA 02/28/19 EUR 64,262 66 .75 4,289
3,937
Cellnex Telecom SA 08/19/20 EUR 96,102 54 .38 5,226
3,926
Covestro AG 06/26/19 EUR 128,562 48 .15 6,190
6,901
Euronext NV 04/29/22 EUR 6,064 81 .03 491
462
La Francaise des Jeux SAEM 12/02/22 EUR 16,300 40 .36 658
623
Reliance Industries, Ltd. 10/21/20 EUR 47,494 60 .32 2,865
2,967
WH Group, Ltd. 06/26/19 HKD 2,434,500 0 .70 1,699 1,319
26,083
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 149 EUR 11,195 08/23
266
DAX Index Futures 20 EUR 8,275 09/23
96
EURO STOXX 50 Index Futures 120 EUR 5,395 09/23
170
FTSE 100 Index Futures 87 GBP 6,689 09/23
98
FTSE/MIB Index Futures 17 EUR 2,533 09/23
197
IBEX 35 Index Futures 26 EUR 2,515 08/23
65
OMXS30 Index Futures 101 SEK 22,781 08/23
(5)
S&P/TSX 60 Index Futures 424 CAD 105,152 09/23
2,626
SPI 200 Index Futures 571 AUD 105,035 09/23
2,455
TOPIX Index Futures 232 JPY 5,398,640 09/23 1,656
Short Positions
Hang Seng Index Futures 106 HKD 107,076 08/23
(502)
MSCI Emerging Markets Index Futures 2,250 USD 118,609 09/23
(4,841)
MSCI Singapore Index Futures 330 SGD 10,080 08/23
(244)
S&P 500 E-Mini Index Futures 224 USD 51,682 09/23 (2,828)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (791)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 332 EUR 301 08/01/23 (1)
Bank of America USD 506 EUR 459 08/02/23 (1)
Bank of America USD 6,917 JPY 961,000 09/20/23 (110)
Bank of America EUR 396 USD 437 08/01/23 2
Bank of America EUR 3,438 USD 3,781 08/01/23 1
Bank of America EUR 6,000 USD 6,697 09/20/23 84
Bank of America HKD 10,795 USD 1,384 08/01/23 —
Bank of America JPY 59,539 USD 424 08/01/23 6
Bank of New York USD 14,137 AUD 20,685 09/20/23 (219)
Bank of New York USD 16,091 CAD 21,340 09/20/23 103

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 3,420 DKK 23,360 09/20/23 37
Bank of New York USD 9,918 JPY 1,362,854 09/20/23 (264)
Bank of New York USD 3,352 SEK 35,529 09/20/23 31
Bank of New York CHF 5,626 USD 6,328 09/20/23 (157)
HSBC USD 14,139 AUD 20,685 09/20/23 (222)
HSBC USD 16,088 CAD 21,340 09/20/23 107
HSBC USD 3,418 DKK 23,360 09/20/23 39
HSBC USD 9,915 JPY 1,362,854 09/20/23 (262)
HSBC USD 3,351 SEK 35,529 09/20/23 32
HSBC CHF 5,626 USD 6,329 09/20/23 (156)
Royal Bank of Canada USD 14,126 AUD 20,685 09/20/23 (209)
Royal Bank of Canada USD 16,078 CAD 21,340 09/20/23 116
Royal Bank of Canada USD 3,418 DKK 23,360 09/20/23 39
Royal Bank of Canada USD 9,912 JPY 1,362,854 09/20/23 (259)
Royal Bank of Canada USD 3,347 SEK 35,529 09/20/23 36
Royal Bank of Canada CHF 5,626 USD 6,324 09/20/23 (160)
State Street USD 13,253 EUR 12,153 09/20/23 141
State Street USD 14,949 GBP 11,759 09/20/23 145
State Street USD 1,278 KRW 1,624,424 08/01/23 (4)
State Street USD 4,001 NOK 42,060 09/20/23 157
State Street USD 315 SGD 420 09/20/23 2
State Street HKD 2,290 USD 293 09/20/23 (1)
State Street NZD 7,900 USD 4,918 09/20/23 11
Toronto Dominion Bank USD 14,164 AUD 20,685 09/20/23 (246)
Toronto Dominion Bank USD 16,095 CAD 21,340 09/20/23 99
Toronto Dominion Bank USD 3,421 DKK 23,360 09/20/23 36
Toronto Dominion Bank USD 9,921 JPY 1,362,854 09/20/23 (268)
Toronto Dominion Bank USD 3,347 SEK 35,529 09/20/23 36
Toronto Dominion Bank CHF 5,626 USD 6,333 09/20/23 (152)
UBS USD 14,175 AUD 20,685 09/20/23 (257)
UBS USD 16,090 CAD 21,340 09/20/23 104
UBS USD 3,423 DKK 23,360 09/20/23 34
UBS USD 9,927 JPY 1,362,854 09/20/23 (275)
UBS USD 3,349 SEK 35,529 09/20/23 34
UBS CHF 5,626 USD 6,335 09/20/23 (150)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,941)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 22,095 $ —
$ —
$ 22,095
Austria — 9,557 —
—
9,557
Belgium — 5,047 —
—
5,047
Brazil 14,800 282 —
—
15,082

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 41
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Burkina Faso 796 — —
—
796
Canada 60,640 — —
—
60,640
Chile 706 — —
—
706
China 3,703 29,000 —
—
32,703
Denmark — 16,500 —
—
16,500
Finland — 16,844 —
—
16,844
France — 110,562 —
—
110,562
Germany — 68,359 —
—
68,359
Hong Kong — 32,896 —
—
32,896
Hungary — 1,176 —
—
1,176
India — 15,876 —
—
15,876
Indonesia — 1,184 —
—
1,184
Ireland 16,805 18,486 —
—
35,291
Israel 578 1,423 —
—
2,001
Italy — 32,581 —
—
32,581
Japan — 228,918 —
—
228,918
Luxembourg — 11,676 —
—
11,676
Macao — 5,228 —
—
5,228
Malaysia — 1,121 —
—
1,121
Mexico 6,354 770 —
—
7,124
Netherlands 443 84,084 —
—
84,527
New Zealand — 4,218 —
—
4,218
Norway — 5,015 —
—
5,015
Portugal — 2,628 —
—
2,628
Russia — — —
—
—
Singapore — 9,707 —
—
9,707
South Africa — 6,019 —
—
6,019
South Korea 1,751 19,723 —
—
21,474
Spain — 25,465 —
—
25,465
Sweden — 19,296 —
—
19,296
Switzerland — 92,188 —
—
92,188
Taiwan 10,872 17,327 —
—
28,199
Thailand — 1,828 —
—
1,828
United Kingdom — 115,380 —
—
115,380
United States 54,312 74,971 —
—
129,283
Preferred Stocks 1,543 16,997 — — 18,540
Short-Term Investments — — — 29,778 29,778
Other Securities — — — 2,591 2,591
Total Investments 173,303 1,124,427 — 32,369 1,330,099
Other Financial Instruments

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Assets
Futures Contracts 7,629 — — — 7,629
Foreign Currency Exchange Contracts 8 1,424 — — 1,432
Liabilities
Futures Contracts (8,420) — — — (8,420)
Foreign Currency Exchange Contracts (5) (3,368) — — (3,373)
Total Other Financial Instruments
*
$ (788) $ (1,944) $ — $ — $ (2,732)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
207,136
Consumer Staples ...............................................................................
106,472
Energy ................................................................................................
63,350
Financial Services ..............................................................................
287,371
Health Care ........................................................................................
130,464
Materials and Processing ...................................................................
127,899
Producer Durables ..............................................................................
183,843
Technology .........................................................................................
131,091
Utilities ...............................................................................................
41,564
Preferred Stocks
Consumer Discretionary ....................................................................
6,566
Consumer Staples ...............................................................................
2,246
Technology .........................................................................................
8,185
Utilities ...............................................................................................
1,543
Short-Term Investments .............................................................
29,778
Other Securities ...........................................................................
2,591
Total Investments ............................................................................... 1,330,099

Russell Investment Company
Global Equity Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.0%
Australia - 0.6%
ASX, Ltd. - ADR 6,794 284
BHP Group, Ltd. - ADR 74,988 2,338
Brambles, Ltd. 47,284 447
Commonwealth Bank of Australia
- ADR 5,478 390
Flutter Entertainment PLC(Æ) 19,705 3,926
Rio Tinto PLC 31,573 2,085
South32, Ltd. Class B 197,709 518
9,988
Austria - 0.5%
ams AG(Æ)(Ñ) 136,571 1,212
Erste Group Bank AG 90,448 3,417
Mondi PLC 164,106 2,878
7,507
Belgium - 0.2%
Ageas SA 60,306 2,554
Proximus SA 175,300 1,342
3,896
Brazil - 0.7%
Atacadao SA 694,272 2,014
Banco Bradesco SA - ADR 1,085,542 3,832
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 150,598 1,850
Telefonica Brasil SA 307,073 2,735
Ultrapar Participacoes SA 373,400 1,492
11,923
Burkina Faso - 0.1%
Endeavour Mining PLC 46,789 1,131
Canada - 2.4%
Agnico Eagle Mines, Ltd. 34,551 1,811
ARC Resources, Ltd. 94,279 1,424
Barrick Gold Corp. 171,289 2,959
CAE, Inc.(Æ) 297,142 6,789
Cameco Corp. Class A 36,690 1,290
Canadian National Railway Co. 68,109 8,256
Intact Financial Corp. 6,111 903
Royal Bank of Canada - GDR(Ñ) 26,163 2,594
Sun Life Financial, Inc. 35,886 1,889
Suncor Energy, Inc. 265,325 8,302
Toronto-Dominion Bank (The) 32,717 2,158
38,375
China - 0.5%
Alibaba Group Holding, Ltd.(Æ) 147,300 1,876
Alibaba Group Holding, Ltd. - ADR(Æ) 19,421 1,984
Baidu, Inc. Class A(Æ) 24,500 479
Baidu, Inc. - ADR(Æ) 2,056 321
Dongfeng Motor Group Co., Ltd. Class
H 2,020,000 942
NXP Semiconductors NV 1,064 237
Tencent Holdings, Ltd. 56,600 2,598
8,437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.3%
Novo Nordisk A/S Class B 33,964 5,478
Finland - 0.4%
Elisa OYJ 8,689 453
Nokia OYJ 629,386 2,486
Orion OYJ Class B 7,117 273
Sampo OYJ Class A 22,965 1,013
Wartsila OYJ Abp Class B 144,870 1,821
6,046
France - 4.4%
Accor SA 75,900 2,858
Airbus Group SE 50,899 7,499
AXA SA 173,961 5,348
BNP Paribas SA 218,073 14,384
Carrefour SA 135,567 2,710
Cie de Saint-Gobain SA 58,633 3,956
Dassault Aviation SA 3,600 700
Dassault Systemes SE 8,341 357
Engie SA 326,001 5,346
LVMH Moet Hennessy Louis Vuitton
SE - ADR 8,167 7,625
Orange SA - ADR 281,064 3,178
Pernod Ricard SA 14,471 3,187
PPR SA 842 484
Renault SA 58,773 2,581
Societe Generale SA 120,375 3,269
TotalEnergies SE 112,946 6,861
70,343
Germany - 3.3%
BASF SE 36,985 1,984
Bayerische Motoren Werke
Aktiengesellschaft 82,210 10,021
CECONOMY AG(Æ) 178,123 534
Continental AG 26,049 2,080
Daimler Truck Holding AG 222,344 8,347
Deutsche Boerse AG 2,193 420
Evonik Industries AG 108,214 2,238
Fresenius SE & Co. KGaA 107,808 3,381
Hannover Rueck SE 3,647 778
Heidelberg Materials AG 54,366 4,405
Mercedes-Benz Group AG 155,709 12,439
Muenchener Rueckversicherungs-
Gesellschaft AG 7,539 2,840
Siemens AG 21,848 3,723
53,190
Hong Kong - 1.4%
AIA Group, Ltd. 839,148 8,386
CK Asset Holdings, Ltd. 424,000 2,450
Hang Seng Bank, Ltd. 32,600 497
Hong Kong & China Gas Co., Ltd. 634,000 543
Power Assets Holdings, Ltd. 65,500 343
Techtronic Industries Co., Ltd. 710,467 8,028
WH Group, Ltd.(Þ) 3,040,791 1,648
21,895

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 0.7%
HDFC Bank, Ltd. - ADR 160,955 10,990
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 4,545,322 1,727
Ireland - 0.8%
AIB Group PLC 489,334 2,302
Bank of Ireland Group PLC 237,134 2,501
Kerry Group PLC Class A 58,710 5,836
Ryanair Holdings PLC - ADR(Æ) 25,322 2,596
13,235
Italy - 1.0%
BPER Banca 708,863 2,454
Eni SpA - ADR 365,412 5,577
FinecoBank Banca Fineco SpA 23,779 369
UniCredit SpA 297,060 7,517
15,917
Japan - 8.8%
Alfresa Holdings Corp. 82,100 1,310
Alps Alpine Co., Ltd. 117,300 1,037
Amada Co., Ltd. 151,200 1,488
Astellas Pharma, Inc. 117,700 1,718
Canon, Inc. 53,800 1,390
Dai-ichi Life Holdings, Inc. 154,100 3,150
DeNA Co., Ltd. 88,700 1,087
Disco Corp. 4,600 864
Eisai Co., Ltd. 16,100 1,006
FANUC Corp. 50,800 1,560
Fuji Media Holdings, Inc. 18,100 200
Hakuhodo DY Holdings, Inc. 100,800 1,159
Hino Motors, Ltd.(Æ) 208,100 834
Honda Motor Co., Ltd. 145,177 4,634
Inpex Corp. 193,700 2,516
Isuzu Motors, Ltd. 203,300 2,637
Japan Airlines Co., Ltd. 86,300 1,871
Japan Exchange Group, Inc. 16,400 286
JGC Holdings Corp. 110,800 1,578
Kao Corp. 21,200 807
KDDI Corp. 62,400 1,838
Keyence Corp. 14,600 6,554
Kirin Holdings Co., Ltd. 182,600 2,700
Komatsu, Ltd. 3,900 109
Kyocera Corp. 14,900 802
Makita Corp. 101,032 3,131
Mitsubishi Electric Corp. 82,500 1,156
Mitsubishi Estate Co., Ltd. 190,000 2,328
Mitsubishi Gas Chemical Co., Inc. 79,300 1,187
Mitsubishi UFJ Financial Group, Inc. 610,800 4,928
MS&AD Insurance Group Holdings,
Inc. 97,700 3,635
Nikon Corp. 103,700 1,370
Nintendo Co., Ltd. 40,900 1,853
Nippon Television Holdings, Inc. 55,500 527
Nissan Motor Co., Ltd. 710,700 3,120
Nitto Denko Corp. 8,300 592
Nomura Holdings, Inc. 256,400 1,063
Ono Pharmaceutical Co., Ltd. 111,488 2,039
Otsuka Holdings Co., Ltd. 11,700 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Resona Holdings, Inc. 519,100 2,831
Shin-Etsu Chemical Co., Ltd. 344,500 11,348
Shiseido Co., Ltd. 153,100 6,715
SMC Corp. 4,000 2,089
Sony Group Corp. 28,600 2,676
Stanley Electric Co., Ltd. 87,129 1,610
Subaru Corp. 130,685 2,473
Sumitomo Electric Industries, Ltd. 216,800 2,778
Sumitomo Heavy Industries, Ltd. 63,500 1,561
Sumitomo Mitsui Financial Group, Inc. 76,200 3,591
Sumitomo Mitsui Trust Holdings, Inc. 95,000 3,691
Sumitomo Rubber Industries, Ltd. 136,800 1,398
T&D Holdings, Inc. 317,000 5,158
Taiheiyo Cement Corp. 34,400 719
Takeda Pharmaceutical Co., Ltd. 87,500 2,678
THK Co., Ltd. 86,400 1,731
Tokio Marine Holdings, Inc. 92,400 2,117
Tokyo Electron, Ltd. 71,000 10,610
Tsuruha Holdings, Inc. 22,900 1,759
Yamato Holdings Co., Ltd. 161,700 3,028
141,054
Luxembourg - 0.4%
Eurofins Scientific SE 77,331 5,316
RTL Group SA 30,244 1,307
6,623
Malaysia - 0.1%
CIMB Group Holdings BHD 1,235,299 1,520
Mexico - 0.1%
Fresnillo PLC 136,955 1,087
Netherlands - 4.1%
ABN AMRO Bank NV(Þ) 226,804 3,854
ASML Holding NV 3,348 2,397
Ferrari NV 7,555 2,422
Heineken NV 151,196 14,824
ING Groep NV 969,170 14,145
Koninklijke Philips NV(Æ) 195,296 4,064
NN Group NV 68,975 2,644
Shell PLC 334,240 10,171
Universal Music Group NV 391,673 10,125
VEON, Ltd. - ADR(Æ) 8,759 157
64,803
Norway - 0.0%
Mowi ASA 18,258 321
Norsk Hydro ASA 68,091 446
767
Russia - 0.0%
Gazprom PJSC(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
Lukoil PJSC(Š) 3,764 —
Lukoil PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Š) 105,880 —
Sberbank of Russia PJSC(Š) 303,624 —
—

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 0.3%
DBS Group Holdings, Ltd. 51,140 1,317
Singapore Telecommunications, Ltd. 234,800 470
United Overseas Bank, Ltd. 122,401 2,777
4,564
South Africa - 0.4%
Anglo American PLC 166,340 5,106
MTN Group, Ltd. 61,178 481
Old Mutual, Ltd. 2,167,556 1,577
7,164
South Korea - 2.0%
Coway Co., Ltd. 33,122 1,066
Hankook Tire & Technology Co., Ltd. 43,698 1,328
Hyundai Mobis Co., Ltd. 17,301 3,165
KB Financial Group, Inc. 94,549 3,778
KT Corp. - ADR(Ñ) 219,054 2,570
LG Energy Solution, Ltd.(Æ) 4,906 2,157
Samsung Electronics Co., Ltd. 245,050 13,432
Shinhan Financial Group Co., Ltd. 178,237 4,901
32,397
Spain - 0.3%
CaixaBank SA 197,511 796
Cellnex Telecom SA(Þ) 52,790 2,157
Industria de Diseno Textil SA 43,461 1,662
4,615
Sweden - 0.5%
Assa Abloy AB Class B 81,211 1,950
Boliden AB(Æ) 18,155 533
SKF AB Class B 186,291 3,555
Telefonaktiebolaget LM Ericsson Class
B 489,765 2,473
8,511
Switzerland - 2.9%
ABB, Ltd. 47,439 1,898
Adecco Group AG 85,102 3,452
Cie Financiere Richemont SA Class A 19,055 3,070
EMS-Chemie Holding AG 488 407
Geberit AG 957 542
Julius Baer Group, Ltd. 36,096 2,554
Kuehne & Nagel International AG 1,864 582
Lonza Group AG 3,792 2,201
Novartis AG 172,409 18,076
Partners Group Holding AG 976 1,096
SGS SA 7,175 694
Swatch Group AG (The) Class B 9,520 3,043
Swisscom AG 1,229 790
UBS Group AG 282,132 6,247
Zurich Insurance Group AG 2,519 1,215
45,867
Taiwan - 2.3%
Catcher Technology Co., Ltd. 278,364 1,537
Hon Hai Precision Industry Co., Ltd. 529,000 1,829
Taiwan Semiconductor Manufacturing
Co., Ltd. 162,000 2,917
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 308,961 30,634
36,917
Thailand - 0.4%
Kasikornbank PCL 1,161,400 4,280
SCB X PCL 509,000 1,673
5,953
United Kingdom - 4.2%
AstraZeneca PLC 23,651 3,393
AstraZeneca PLC - ADR 6,955 499
Babcock International Group PLC(Æ) 329,588 1,583
BAE Systems PLC 24,927 298
BP PLC 1,045,430 6,479
British American Tobacco PLC 142,249 4,781
British Land Co. PLC (The)(ö) 280,567 1,216
BT Group PLC 1,209,524 1,893
CK Hutchison Holdings, Ltd. Class B 286,000 1,766
Compass Group PLC 190,459 4,954
easyJet PLC(Æ) 424,012 2,459
HSBC Holdings PLC 436,594 3,619
J Sainsbury PLC 393,681 1,402
Kingfisher PLC 531,225 1,674
Land Securities Group PLC(ö) 169,975 1,411
Lloyds Banking Group PLC 2,464,617 1,421
Marks & Spencer Group PLC(Æ) 248,590 658
NatWest Group PLC 555,206 1,740
Persimmon PLC Class A 17,980 268
Reckitt Benckiser Group PLC 4,507 337
Schroders PLC 40,311 237
St. James's Place PLC 20,458 247
Standard Chartered PLC 570,222 5,479
Unilever PLC 176,376 9,484
Wausau Paper Corp. 359,346 3,934
Weir Group PLC (The) 226,202 5,331
66,563
United States - 49.8%
3M Co. 5,190 579
Abbott Laboratories 26,242 2,922
AbbVie, Inc. 3,515 526
Accenture PLC Class A 31,906 10,093
Adobe, Inc.(Æ) 22,954 12,537
Advanced Micro Devices, Inc.(Æ) 50,044 5,725
Aflac, Inc. 4,651 336
Agilent Technologies, Inc. 2,032 247
Air Products & Chemicals, Inc. 5,954 1,818
Airbnb, Inc. Class A(Æ) 23,774 3,618
Akamai Technologies, Inc.(Æ) 2,723 257
Albemarle Corp. 9,970 2,116
Align Technology, Inc.(Æ) 917 347
Allegion PLC 52,920 6,184
Alphabet, Inc. Class A(Æ) 30,147 4,001
Alphabet, Inc. Class C(Æ) 311,001 41,397
Amazon.com, Inc.(Æ) 195,731 26,165
American Express Co. 23,309 3,936
American Financial Group, Inc. 4,834 588
Amgen, Inc. 8,385 1,963
Amphenol Corp. Class A 2,840 251
Analog Devices, Inc. 10,049 2,005

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ansys, Inc.(Æ) 12,650 4,328
AO Smith Corp. 8,618 626
Apple, Inc. 118,109 23,203
Applied Materials, Inc. 3,102 470
Arch Capital Group, Ltd.(Æ) 3,295 256
Archer-Daniels-Midland Co. 3,270 278
Arista Networks, Inc.(Æ) 2,275 353
Arthur J Gallagher & Co. 1,918 412
AT&T, Inc. 21,132 307
Autodesk, Inc.(Æ) 29,417 6,236
Automatic Data Processing, Inc. 9,880 2,443
Bank of America Corp. 17,250 552
Becton Dickinson & Co. 35,194 9,806
Berkshire Hathaway, Inc. Class B(Æ) 2,719 957
Best Buy Co., Inc. 10,809 898
Bio Techne Corp. 2,523 210
Biogen, Inc.(Æ) 856 231
BlackRock, Inc. Class A 3,205 2,368
Blackstone Group, Inc. (The) Class A 42,534 4,457
Block, Inc. Class A(Æ) 41,936 3,377
Booking Holdings, Inc.(Æ) 1,347 4,002
Booz Allen Hamilton Holding Corp.
Class A 1,928 233
Bristol-Myers Squibb Co. 11,857 737
Broadcom, Inc. 1,155 1,038
Broadridge Financial Solutions, Inc. 4,914 825
Brown & Brown, Inc. 4,533 319
Brown-Forman Corp. Class B - ADR 3,202 226
Builders FirstSource, Inc.(Æ) 1,850 267
Burlington Stores, Inc.(Æ) 1,381 245
Cabot Oil & Gas Corp. 14,187 391
Cadence Design Systems, Inc.(Æ) 1,850 433
Campbell Soup Co. 9,873 452
Carlisle Cos., Inc. 874 242
Caterpillar, Inc. 874 232
Cboe Global Markets, Inc. 2,994 418
CBRE Group, Inc. Class A(Æ) 4,130 344
Centene Corp.(Æ) 2,775 189
CF Industries Holdings, Inc. 4,547 373
CH Robinson Worldwide, Inc. 8,609 862
Charles Schwab Corp. (The) 161,496 10,675
Chesapeake Energy Corp. 2,384 201
Chevron Corp. 23,669 3,874
Chipotle Mexican Grill, Inc. Class
A(Æ) 1,108 2,174
Chubb, Ltd. 1,830 374
Cigna Group (The) 33,687 9,941
Cincinnati Financial Corp. 9,551 1,028
Cintas Corp. 882 443
Cisco Systems, Inc. 65,170 3,391
Citigroup, Inc. 55,480 2,644
Clorox Co. (The) 9,458 1,433
CME Group, Inc. Class A 68,924 13,713
Coca-Cola Co. (The) 23,615 1,462
Cognizant Technology Solutions Corp.
Class A 28,747 1,898
Colgate-Palmolive Co. 26,684 2,035
Comcast Corp. Class A 12,070 546
ConocoPhillips Co. 6,180 728
Cooper Cos., Inc. (The) 18,819 7,363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Copart, Inc.(Æ) 5,458 482
Costco Wholesale Corp. 1,396 783
Cummins, Inc. 6,615 1,725
CVS Health Corp. 10,327 771
Danaher Corp. 45,469 11,597
Deckers Outdoor Corp.(Æ) 408 222
Devon Energy Corp. 7,182 388
DexCom, Inc.(Æ) 1,658 207
Diamondback Energy, Inc. 2,400 354
Dick's Sporting Goods, Inc. 1,549 218
Discover Financial Services 1,823 192
Dow, Inc. 3,384 191
DR Horton, Inc. 10,476 1,331
DuPont de Nemours, Inc. 3,017 234
Eaton Corp. PLC 9,866 2,026
eBay, Inc. 6,771 301
Edwards Lifesciences Corp.(Æ) 4,159 341
Electronic Arts, Inc. 2,978 406
Elevance Health, Inc. 18,825 8,878
Eli Lilly & Co. 12,540 5,700
Elisa OYJ 2,868 224
Emerson Electric Co. 3,060 280
EOG Resources, Inc. 17,445 2,312
Equifax, Inc. 44,702 9,123
Estee Lauder Cos., Inc. (The) Class A 1,386 249
Etsy, Inc.(Æ) 21,524 2,188
Everest Re Group, Ltd. 2,637 951
Expeditors International of Washington,
Inc. 3,002 382
Exxon Mobil Corp. 45,604 4,891
F5, Inc.(Æ) 1,377 218
Fastenal Co. 4,847 284
FedEx Corp. 2,486 671
Ford Motor Co. 22,012 291
Fortrea Holdings, Inc.(Æ) 1,396 45
Fortune Brands Innovations, Inc. 3,126 222
Fox Corp. Class A 6,225 208
Garmin, Ltd. 2,134 226
Gartner, Inc.(Æ) 572 202
General Dynamics Corp. 36,901 8,250
General Mills, Inc. 22,259 1,664
General Motors Co. 7,538 289
Genuine Parts Co. 7,315 1,139
Gilead Sciences, Inc. 30,292 2,306
Goldman Sachs Group, Inc. (The) 545 194
Graco, Inc. 2,431 193
GSK Finance No. 3 PLC 327,338 5,815
Haleon PLC 2,645,915 11,468
Halliburton Co. 90,952 3,554
Hasbro, Inc. 3,407 220
HCA Healthcare, Inc. 47,465 12,949
Henry Schein, Inc.(Æ) 3,270 258
Hershey Co. (The) 8,134 1,881
Hess Corp. 1,671 254
Hewlett Packard Enterprise Co. 16,503 287
Holcim AG(Æ) 31,992 2,221
Hologic, Inc.(Æ) 4,423 351
Home Depot, Inc. (The) 11,242 3,753
Honeywell International, Inc. 10,727 2,082
Horizon Therapeutics PLC(Æ) 2,535 254

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hormel Foods Corp. 18,433 754
Hubbell, Inc. Class B 755 236
HubSpot, Inc.(Æ) 5,041 2,927
Humana, Inc. 640 292
IDEXX Laboratories, Inc.(Æ) 602 334
Illinois Tool Works, Inc. 8,959 2,359
Illumina, Inc.(Æ) 11,594 2,228
Insulet Corp.(Æ) 9,145 2,531
Intel Corp. 10,431 373
International Paper Co. 6,548 236
Intuit, Inc. 1,145 586
Intuitive Surgical, Inc.(Æ) 10,046 3,259
Jack Henry & Associates, Inc. 1,280 215
James Hardie Industries PLC(Æ) 11,418 334
JM Smucker Co. (The) 5,048 761
Johnson & Johnson 43,768 7,332
JPMorgan Chase & Co. 39,452 6,232
Juniper Networks, Inc. 6,451 179
Kellogg Co. 11,745 786
Keurig Dr Pepper, Inc. 31,799 1,082
Keysight Technologies, Inc.(Æ) 1,732 279
Kimberly-Clark Corp. 11,884 1,534
Kroger Co. (The) 109,104 5,307
L3Harris Technologies, Inc. 9,482 1,797
Laboratory Corp. of America Holdings 1,396 299
Lam Research Corp. 1,292 928
Las Vegas Sands Corp. 60,842 3,639
Lennar Corp. Class A 9,460 1,200
Linde PLC 34,582 13,510
LKQ Corp. 4,071 223
LPL Financial Holdings, Inc. 988 227
Lululemon Athletica, Inc.(Æ) 8,779 3,323
M&T Bank Corp. 1,700 238
Marathon Oil Corp. 11,427 300
Marathon Petroleum Corp. 2,188 291
Markel Group, Inc.(Æ) 150 217
Marsh & McLennan Cos., Inc. 34,168 6,438
MasterCard, Inc. Class A 45,305 17,863
McDonald's Corp. 3,745 1,098
Medtronic PLC 81,025 7,111
Merck & Co., Inc. 30,997 3,306
Meta Platforms, Inc. Class A(Æ) 85,676 27,296
Microchip Technology, Inc. 3,926 369
Micron Technology, Inc. 94,662 6,758
Microsoft Corp. 150,240 50,469
Moderna, Inc.(Æ) 2,752 324
Molina Healthcare, Inc.(Æ) 683 208
Mondelez International, Inc. Class A 29,128 2,159
MongoDB, Inc.(Æ) 6,156 2,606
Monolithic Power Systems, Inc. 383 214
Monster Beverage Corp.(Æ) 7,682 442
Nestle SA 132,844 16,318
Netflix, Inc.(Æ) 1,244 546
NextEra Energy, Inc. 7,680 563
Nike, Inc. Class B 5,000 552
Nordson Corp. 859 216
Northern Trust Corp. 2,803 225
Northrop Grumman Corp. 14,463 6,436
Nucor Corp. 3,433 591
NVIDIA Corp. 19,226 8,984
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NVR, Inc.(Æ) 50 315
Occidental Petroleum Corp. 4,173 263
Okta, Inc.(Æ) 22,090 1,698
Old Dominion Freight Line, Inc. 1,224 513
ON Semiconductor Corp.(Æ) 26,567 2,863
Oracle Corp. 2,995 351
Ovintiv, Inc. 5,525 255
Owens Corning 1,910 267
PACCAR Financial Corp. 3,720 320
Packaging Corp. of America 5,300 813
Palo Alto Networks, Inc.(Æ) 1,008 252
Parker-Hannifin Corp. 567 232
Paychex, Inc. 16,249 2,039
Paycom Software, Inc. 654 241
PepsiCo, Inc. 39,116 7,333
Pfizer, Inc. 81,459 2,937
Phillips 66 4,203 469
Pioneer Natural Resources Co. 2,462 556
PNC Financial Services Group, Inc.
(The) 1,936 265
Pool Corp. 532 205
Principal Financial Group, Inc. 3,780 302
Procter & Gamble Co. (The) 60,146 9,401
Progressive Corp. (The) 19,050 2,400
Prologis, Inc.(ö) 22,409 2,796
PulteGroup, Inc. 3,451 291
QUALCOMM, Inc. 11,093 1,466
Quest Diagnostics, Inc. 2,268 307
Raytheon Technologies Corp. 32,335 2,843
Regeneron Pharmaceuticals, Inc.(Æ) 597 443
Regions Financial Corp. 11,553 235
Reliance Steel & Aluminum Co. 817 239
Republic Services, Inc. Class A 2,789 421
ResMed, Inc. 1,572 350
Revvity, Inc. 1,755 216
Robert Half International, Inc. 7,140 529
Roche Holding AG 35,049 10,867
Ross Stores, Inc. 2,218 254
S&P Global, Inc. 33,103 13,059
Salesforce, Inc.(Æ) 2,583 581
Sanofi - ADR 17,952 1,917
Schlumberger NV 312,207 18,214
Schneider Electric SE 18,411 3,284
Seagate Technology Holdings PLC 47,337 3,006
ServiceNow, Inc.(Æ) 6,444 3,757
Skyworks Solutions, Inc. 3,004 344
Snap-on, Inc. 2,704 737
Snowflake, Inc. Class A(Æ) 12,967 2,304
SolarEdge Technologies, Inc.(Æ) 6,656 1,607
Starbucks Corp. 22,425 2,278
Steel Dynamics, Inc. 3,159 337
Synopsys, Inc.(Æ) 929 420
Sysco Corp. 2,853 218
T Rowe Price Group, Inc. 13,961 1,721
Take-Two Interactive Software, Inc.(Æ) 2,274 348
Target Corp. 2,920 399
TE Connectivity, Ltd. 7,009 1,006
Teradyne, Inc. 1,877 212
Tesla, Inc.(Æ) 7,213 1,929
Texas Instruments, Inc. 17,031 3,066

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Texas Pacific Land Corp. 154 232
TJX Cos., Inc. (The) 50,179 4,342
T-Mobile USA, Inc.(Æ) 18,805 2,591
Toro Co. (The) 2,149 218
Tractor Supply Co. 5,980 1,339
Trade Desk, Inc. (The) Class A(Æ) 3,274 299
Travelers Cos., Inc. (The) 13,781 2,379
Uber Technologies, Inc.(Æ) 94,134 4,656
Ulta Beauty, Inc.(Æ) 684 304
United Parcel Service, Inc. Class B 13,783 2,579
United Rentals, Inc. 1,247 579
United Therapeutics Corp.(Æ) 909 221
UnitedHealth Group, Inc. 24,516 12,414
US Bancorp 4,136 164
Valero Energy Corp. 4,508 581
Veeva Systems, Inc. Class A(Æ) 1,661 339
Verizon Communications, Inc. 13,282 453
Vertex Pharmaceuticals, Inc.(Æ) 1,253 442
Visa, Inc. Class A 4,447 1,057
Walgreens Boots Alliance, Inc. 5,522 166
Walmart, Inc. 7,884 1,260
Walt Disney Co. (The)(Æ) 27,677 2,460
Warner Bros Discovery, Inc.(Æ) 26,551 347
Waste Management, Inc. 3,910 640
Watsco, Inc. 570 216
Wells Fargo & Co. 103,066 4,758
Welltower, Inc.(ö) 34,047 2,797
West Pharmaceutical Services, Inc. 15,189 5,590
Weyerhaeuser Co.(ö) 6,295 214
Workday, Inc. Class A(Æ) 1,483 352
WR Berkley Corp. 13,421 828
WW Grainger, Inc. 1,006 743
Zoetis, Inc. Class A 73,322 13,791
796,908
Total Common Stocks
(cost $1,195,287) 1,505,391
Preferred Stocks - 0.7%
Brazil - 0.1%
Raizen Energia SA
6.761% (Ÿ) 1,792,417 1,577
Germany - 0.2%
Henkel AG & Co. KGaA
2.572% (Ÿ) 32,385 2,498
Porsche Automobil Holding SE
5.220% (Ÿ) 3,717 220
2,718
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.671% (Ÿ) 146,670 6,609
Total Preferred Stocks
(cost $10,140) 10,904
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 44,816,994 (∞) 44,799
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $44,802) 44,799
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 5,999,094 (∞) 5,999
Total Other Securities
(cost $5,999) 5,999
Total Investments - 97.9%
(identified cost $1,256,228) 1,567,093
Other Assets and Liabilities,
Net - 2.1%
33,721
Net Assets - 100.0%
1,600,814

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 49
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.5%
ABN AMRO Bank NV 03/26/20 EUR 226,804 10 .28 2,331
3,854
Cellnex Telecom SA 06/10/22 EUR 52,790 37 .16 1,962
2,157
WH Group, Ltd. 04/08/22 HKD 3,040,791 0 .59 1,780 1,648
7,659
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 1,347 USD 310,787 09/23
16,672
S&P/TSX 60 Index Futures 77 CAD 19,096 09/23
478
SPI 200 Index Futures 240 AUD 44,148 09/23 1,031
Short Positions
CAC40 Euro Index Futures 441 EUR 33,135 08/23
(793)
DAX Index Futures 56 EUR 23,169 09/23
(269)
EURO STOXX 50 Index Futures 353 EUR 15,871 09/23
(532)
FTSE 100 Index Futures 405 GBP 31,140 09/23
(441)
FTSE/MIB Index Futures 50 EUR 7,450 09/23
(578)
Hang Seng Index Futures 54 HKD 54,548 08/23
(256)
IBEX 35 Index Futures 76 EUR 7,352 08/23
(192)
MSCI Emerging Markets Index Futures 1,736 USD 91,513 09/23
(3,735)
MSCI Singapore Index Futures 162 SGD 4,948 08/23
(120)
OMXS30 Index Futures 292 SEK 65,861 08/23
12
TOPIX Index Futures 254 JPY 5,910,580 09/23 (1,624)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 9,653
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 11,934 AUD 17,500 09/20/23 (159)
Bank of America USD 318 HKD 2,477 08/01/23 —
Bank of America USD 8,040 JPY 1,123,700 09/20/23 (81)
Bank of America CAD 5,200 USD 3,951 09/20/23 5
Bank of America CHF 3,400 USD 3,956 09/20/23 37
Bank of America EUR 431 USD 476 08/01/23 2
Bank of America EUR 536 USD 590 08/01/23 —
Bank of America GBP 9,000 USD 11,735 09/20/23 182
Bank of New York USD 2,958 AUD 4,328 09/20/23 (46)
Bank of New York USD 3,540 CAD 4,695 09/20/23 23
Bank of New York CHF 10,331 USD 11,621 09/20/23 (288)
Bank of New York EUR 19,311 USD 21,041 09/20/23 (242)
Bank of New York GBP 4,209 USD 5,346 09/20/23 (57)
Bank of New York JPY 1,167,014 USD 8,493 09/20/23 227
HSBC USD 2,959 AUD 4,328 09/20/23 (46)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 3,539 CAD 4,695 09/20/23 23
HSBC CHF 10,331 USD 11,622 09/20/23 (286)
HSBC EUR 19,311 USD 21,039 09/20/23 (244)
HSBC GBP 4,209 USD 5,345 09/20/23 (58)
HSBC JPY 1,167,014 USD 8,490 09/20/23 224
Royal Bank of Canada USD 2,956 AUD 4,328 09/20/23 (44)
Royal Bank of Canada USD 3,537 CAD 4,695 09/20/23 25
Royal Bank of Canada CHF 10,331 USD 11,614 09/20/23 (294)
Royal Bank of Canada EUR 19,311 USD 21,035 09/20/23 (248)
Royal Bank of Canada GBP 4,209 USD 5,346 09/20/23 (57)
Royal Bank of Canada JPY 1,167,014 USD 8,487 09/20/23 222
State Street USD 6,633 DKK 45,281 09/20/23 67
State Street USD 537 KRW 682,427 08/01/23 (2)
State Street USD 4,287 NOK 45,071 09/20/23 167
State Street USD 181 NZD 290 09/20/23 —
State Street USD 6,441 SEK 68,382 09/20/23 71
State Street HKD 2,830 USD 362 09/20/23 (1)
State Street SGD 120 USD 90 09/20/23 —
Toronto Dominion Bank USD 2,964 AUD 4,328 09/20/23 (51)
Toronto Dominion Bank USD 3,541 CAD 4,695 09/20/23 22
Toronto Dominion Bank CHF 10,331 USD 11,630 09/20/23 (279)
Toronto Dominion Bank EUR 19,311 USD 21,053 09/20/23 (230)
Toronto Dominion Bank GBP 4,209 USD 5,350 09/20/23 (53)
Toronto Dominion Bank JPY 1,167,014 USD 8,496 09/20/23 230
UBS USD 2,966 AUD 4,328 09/20/23 (54)
UBS USD 3,540 CAD 4,695 09/20/23 23
UBS CHF 10,331 USD 11,633 09/20/23 (275)
UBS EUR 19,311 USD 21,066 09/20/23 (217)
UBS GBP 4,209 USD 5,350 09/20/23 (52)
UBS JPY 1,167,014 USD 8,501 09/20/23 235
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,579)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 9,988 $ —
$ —
$ 9,988
Austria — 7,507 —
—
7,507
Belgium — 3,896 —
—
3,896
Brazil 11,923 — —
—
11,923
Burkina Faso 1,131 — —
—
1,131
Canada 38,375 — —
—
38,375
China 2,542 5,895 —
—
8,437
Denmark — 5,478 —
—
5,478

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 51
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Finland — 6,046 —
—
6,046
France — 70,343 —
—
70,343
Germany — 53,190 —
—
53,190
Hong Kong — 21,895 —
—
21,895
India 10,990 — —
—
10,990
Indonesia — 1,727 —
—
1,727
Ireland 2,596 10,639 —
—
13,235
Italy — 15,917 —
—
15,917
Japan — 141,054 —
—
141,054
Luxembourg — 6,623 —
—
6,623
Malaysia — 1,520 —
—
1,520
Mexico — 1,087 —
—
1,087
Netherlands 157 64,646 —
—
64,803
Norway — 767 —
—
767
Russia — — —
—
—
Singapore — 4,564 —
—
4,564
South Africa — 7,164 —
—
7,164
South Korea 2,570 29,827 —
—
32,397
Spain — 4,615 —
—
4,615
Sweden — 8,511 —
—
8,511
Switzerland — 45,867 —
—
45,867
Taiwan 30,634 6,283 —
—
36,917
Thailand — 5,953 —
—
5,953
United Kingdom 499 66,064 —
—
66,563
United States 744,684 52,224 —
—
796,908
Preferred Stocks 1,577 9,327 — — 10,904
Short-Term Investments — — — 44,799 44,799
Other Securities — — — 5,999 5,999
Total Investments 847,678 668,617 — 50,798 1,567,093
Other Financial Instruments
Assets
Futures Contracts 18,193 — — — 18,193
Foreign Currency Exchange Contracts 2 1,783 — — 1,785
Liabilities
Futures Contracts (8,540) — — — (8,540)
Foreign Currency Exchange Contracts (2) (3,362) — — (3,364)
Total Other Financial Instruments
*
$ 9,653 $ (1,579) $ — $ — $ 8,074

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Global Equity Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
181,450
Consumer Staples ...............................................................................
106,975
Energy ................................................................................................
82,119
Financial Services ..............................................................................
284,997
Health Care ........................................................................................
211,893
Materials and Processing ...................................................................
80,047
Producer Durables ..............................................................................
176,983
Technology .........................................................................................
353,921
Utilities ...............................................................................................
27,006
Preferred Stocks
Consumer Discretionary ....................................................................
220
Consumer Staples ...............................................................................
2,498
Technology .........................................................................................
6,609
Utilities ...............................................................................................
1,577
Short-Term Investments .............................................................
44,799
Other Securities ...........................................................................
5,999
Total Investments ............................................................................... 1,567,093

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.7%
Argentina - 0.2%
Globant SA(Æ) 5,238 915
YPF SA - ADR(Æ) 40,319 601
1,516
Australia - 0.6%
AngloGold Ashanti, Ltd. - ADR 155,513 3,452
Rio Tinto PLC 21,266 1,405
4,857
Austria - 0.1%
Erste Group Bank AG 30,434 1,150
Brazil - 6.2%
Ambev SA(Æ) 538,451 1,692
Azul SA - ADR(Æ) 19,448 217
B3 SA - Brasil Bolsa Balcao 983,252 3,098
Banco Bradesco SA - ADR 1,036,375 3,658
Banco BTG Pactual SA(Æ) 274,627 1,975
Banco do Brasil SA 198,976 2,028
BB Seguridade Participacoes SA 56,138 369
Centrais Eletricas Brasileiras SA 327,632 2,678
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 46,113 567
Cielo SA(Æ) 114,737 115
Dexco SA(Æ) 855,944 1,515
Equatorial Energia SA 113,688 806
Gerdau SA - ADR 349,352 2,149
Hypera SA(Æ) 113,473 1,038
Itau Unibanco Holding SA - ADR(Æ) 249,609 1,500
Localiza Rent a Car SA(Æ) 237,815 3,381
Lojas Renner SA(Æ) 423,999 1,681
MercadoLibre, Inc.(Æ) 1,731 2,143
NU Holdings, Ltd. Class A(Æ) 111,242 886
Pagseguro Digital, Ltd. Class A(Æ) 64,885 737
Petroleo Brasileiro SA 113,293 834
Petroleo Brasileiro SA - ADR 469,882 6,767
Raia Drogasil SA 157,098 962
Suzano SA 41,043 417
Telefonica Brasil SA 71,549 637
TIM SA 358,126 1,086
TOTVS SA(Æ) 27,078 169
Vale SA Class B - ADR 391,838 5,733
Vibra Energia SA(Æ) 404,383 1,465
WEG SA 200,082 1,689
51,992
Canada - 0.1%
Parex Resources, Inc. 38,996 864
Chile - 0.3%
Cencosud SA 82,807 178
Colbun SA 1,623,736 256
Empresas COPEC SA 21,554 165
Enel Americas SA(Æ) 1,231,841 167
Sociedad Quimica y Minera de Chile
SA - ADR 26,204 1,931
2,697
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China - 27.2%
3SBio, Inc. Class A(Þ) 332,000 319
Agricultural Bank of China, Ltd. Class
A 363,800 184
Agricultural Bank of China, Ltd. Class
H 5,181,000 1,882
Air China, Ltd. Class H(Æ) 338,000 276
Airtac International Group 10,000 297
Alibaba Group Holding, Ltd.(Æ) 1,313,400 16,729
Alibaba Group Holding, Ltd. - ADR(Æ) 42,246 4,316
Aluminum Corp. of China, Ltd. Class A 1,717,000 1,530
Aluminum Corp. of China, Ltd. Class H 3,824,000 1,890
Anhui Conch Cement Co., Ltd. Class H 769,735 2,319
Anta Sports Products, Ltd. 127,600 1,503
Autohome, Inc. - ADR 36,937 1,181
Baidu, Inc. Class A(Æ) 278,100 5,433
Baidu, Inc. - ADR(Æ) 13,404 2,091
Bank of China, Ltd. Class H 9,160,000 3,399
Bank of Communications Co., Ltd.
Class H 1,157,000 697
Bank of Ningbo Co., Ltd. Class A 353,300 1,451
BeiGene, Ltd. - ADR(Æ) 1,349 289
BOC Hong Kong Holdings, Ltd. 401,500 1,227
BYD Co., Ltd. Class A 9,600 367
BYD Co., Ltd. Class H 46,500 1,649
Centre Testing International Group Co.,
Ltd. Class A 205,200 577
CGN Power Co., Ltd. Class H(Þ) 1,797,000 441
China CITIC Bank Corp., Ltd. Class H 2,164,679 1,045
China Conch Venture Holdings, Ltd. 76,000 95
China Construction Bank Corp. Class H 11,521,712 6,702
China Feihe, Ltd.(Þ) 1,144,000 697
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China Gas Holdings, Ltd. 134,800 150
China International Capital Corp., Ltd.
Class H(Þ) 889,200 1,960
China International Marine Containers
Group Co., Ltd. Class A 37,100 38
China International Marine Containers
Group Co., Ltd. Class H 168,000 100
China Life Insurance Co., Ltd. Class H 821,000 1,435
China Longyuan Power Group Corp.,
Ltd. Class H 158,800 153
China Mengniu Dairy Co., Ltd.(Æ) 677,000 2,570
China Merchants Bank Co., Ltd. Class
A 476,700 2,374
China Merchants Bank Co., Ltd. Class
H 276,352 1,366
China Minsheng Banking Corp., Ltd.
Class H 454,500 173
China Oilfield Services, Ltd. Class H 86,000 102
China Overseas Land & Investment,
Ltd. 311,000 734
China Pacific Insurance Group Co., Ltd.
Class H 175,800 471
China Petroleum & Chemical Corp.
Class H 4,208,000 2,350
China Railway Group, Ltd. Class H 685,000 449
China Resources Beer Holdings Co.,
Ltd. 138,000 885

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Resources Double Crane
Pharmaceutical Co., Ltd. Class A 81,200 192
China Resources Land, Ltd. 468,000 2,174
China State Construction International
Holdings, Ltd. 126,000 154
China Tourism Group Duty Free Corp.,
Ltd. Class A 55,786 991
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ) 89,000 1,423
China Tower Corp., Ltd. Class H(Þ) 9,946,000 1,123
China Yangtze Power Co., Ltd. Class A 107,400 323
Chongquing Zhifei Biologiceal
Products Co., Ltd. Class A 127,350 834
CITIC Securities Co., Ltd. Class A 432,371 1,468
CITIC Securities Co., Ltd. Class H 762,500 1,638
CITIC, Ltd. 774,000 872
CMOC Group, Ltd. Class A 802,889 696
CMOC Group, Ltd. Class H 675,000 452
COSCO SHIPPING Holdings Co., Ltd.
Class H 759,000 802
Country Garden Holdings Co., Ltd.(Æ) 310,000 63
Country Garden Services Holdings Co.,
Ltd. 81,000 92
CSPC Pharmaceutical Group, Ltd. 1,885,000 1,581
Daqo New Energy Corp. - ADR(Æ) 47,197 1,844
Eastroc Beverage Group Co., Ltd.(Æ) 15,800 406
ENN Energy Holdings, Ltd. 146,600 1,767
Focus Media Information Technology
Co., Ltd. Class A 2,256,800 2,353
Fosun International, Ltd. 185,000 135
Foxconn Industrial Internet Co., Ltd.
Class A 450,100 1,406
Ganfeng Lithium Group Co., Ltd. Class
H(Þ) 278,800 1,784
Geely Automobile Holdings, Ltd. 1,385,000 2,005
Great Wall Motor Co., Ltd. Class H 1,090,000 1,480
Guanghui Energy Co., Ltd. Class A 528,500 527
H World Group, Ltd. - ADR(Æ) 14,645 704
Haier Smart Home Co., Ltd. Class H 582,000 1,917
Hello Group, Inc. - ADR 59,710 636
Hengan International Group Co., Ltd. 78,500 323
Huazhu Group, Ltd.(Æ) 70,700 338
Industrial & Commercial Bank of
China, Ltd. Class A 249,400 167
Industrial & Commercial Bank of
China, Ltd. Class H 11,233,401 5,482
Industrial Bank Co., Ltd. Class A 174,689 407
JD.com, Inc. Class A 79,776 1,641
JD.com, Inc. - ADR 82,718 3,417
Jiangsu Yuyue Medical Equipment &
Supply Co., Ltd. Class A 114,700 543
KE Holdings, Inc. - ADR(Æ) 59,805 1,042
Kingboard Holdings, Ltd. 63,500 176
Kingsoft Corp., Ltd. 206,600 885
Kunlun Energy Co., Ltd. 2,034,000 1,659
Kweichow Moutai Co., Ltd. Class A 9,063 2,396
Lenovo Group, Ltd. 954,701 1,096
Li Ning Co., Ltd. 211,500 1,298
Longfor Group Holdings, Ltd.(Þ) 402,000 1,075
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LONGi Green Energy Technology Co.,
Ltd. Class A 173,116 727
Luzhou Laojiao Co., Ltd. Class A 30,123 1,024
Meituan Class B(Æ)(Þ) 145,828 2,774
Midea Group Co., Ltd. Class A 280,692 2,333
Muyuan Foods Co., Ltd. Class A 171,254 1,066
NARI Technology Co., Ltd. Class A 421,679 1,435
NetEase, Inc. 40,300 876
NetEase, Inc. - ADR 32,515 3,536
New China Life Insurance Co., Ltd.
Class H 62,400 180
Nexteer Automotive Group, Ltd. 1,406,000 1,037
Ningbo Orient Wires & Cables Co., Ltd.
Class A 91,100 592
Offshore Oil Engineering Co., Ltd.
Class A 197,800 174
PDD Holdings, Inc. - ADR(Æ) 19,399 1,742
People's Insurance Co. Group of China,
Ltd. (The) Class H 2,104,000 808
PetroChina Co., Ltd. Class H 716,000 523
PICC Property & Casualty Co., Ltd.
Class H 1,968,545 2,301
Ping An Bank Co., Ltd. Class A 19,778 34
Ping An Insurance Group Co. of China,
Ltd. Class A 179,500 1,332
Ping An Insurance Group Co. of China,
Ltd. Class H 898,500 6,537
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 375,000 230
Qianhe Condiment and Food Co., Ltd.
Class A 73,400 201
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 490,000 631
Shanghai International Airport Co., Ltd.
Class A(Æ) 197,700 1,318
Shenzhen Inovance Technology Co.,
Ltd. Class A 170,744 1,702
Shenzhen Kstar Science And
Technology Co., Ltd. Class A 37,300 176
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 53,400 2,216
Shenzhen Topband Co., Ltd. Class A 655,500 1,054
Shimao Group Holdings, Ltd.(Æ) 128,000 25
Sichuan Kelun Pharmaceutical Co., Ltd.
Class A 27,622 107
Sinopharm Group Co., Ltd. Class H 186,800 586
Sungrow Power Supply Co., Ltd. Class
A 77,400 1,208
Suofeiya Home Collection Co., Ltd.
Class A 380,000 1,019
Tencent Holdings, Ltd. 564,080 25,890
Tencent Music Entertainment Group
- ADR(Æ) 156,101 1,091
Tian Di Science & Technology Co., Ltd.
Class A 379,800 304
Tingyi Cayman Islands Holding Corp. 716,000 1,105
Tongcheng Travel Holdings, Ltd.(Æ)(Þ) 106,400 257
TravelSky Technology, Ltd. Class H 87,000 167
Trip.com Group, Ltd. - ADR(Æ) 161,968 6,647
Tsingtao Brewery Co., Ltd. Class H 126,000 1,131
Vipshop Holdings, Ltd. - ADR 80,097 1,508

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weibo Corp. - ADR 13,830 218
Weichai Power Co., Ltd. Class H 1,972,000 2,914
Western Mining Co., Ltd. Class A 376,400 648
Wuliangye Yibin Co., Ltd. Class A 55,900 1,426
WuXi AppTec Co., Ltd. Class H(Þ) 169,583 1,599
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 39,000 224
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 252,900 1,173
Xinyi Glass Holdings, Ltd. 510,000 845
Xuji Electric Co., Ltd. Class A 75,500 240
Yadea Group Holdings, Ltd.(Þ) 262,000 594
Yankuang Energy Group Co., Ltd.
Class H 99,997 150
Yifeng Pharmacy Chain Co., Ltd. Class
A 75,247 400
Yihai International Holding, Ltd.(Æ) 90,000 206
Yum China Holdings, Inc. 85,972 5,246
Yunnan Copper Co., Ltd. Class A 246,900 418
Zhejiang Expressway Co., Ltd. Class H 286,000 229
Zhejiang Jingsheng Mechanical &
Electrical Co., Ltd. Class A 63,000 545
Zhejiang Wanfeng Auto Wheel Co.,
Ltd. Class A 394,200 360
Zhongsheng Group Holdings, Ltd. 28,000 98
Zhuzhou CRRC Times Electric Co.,
Ltd. Class H 32,600 130
Zijin Mining Group Co., Ltd. Class A 91,400 167
Zijin Mining Group Co., Ltd. Class H 2,304,000 3,965
ZTO Express, Inc. - ADR 34,224 951
228,033
Denmark - 0.1%
Novo Nordisk A/S Class B 3,280 529
France - 0.3%
Hermes International 164 363
L'Oreal SA 1,275 592
LVMH Moet Hennessy Louis Vuitton
SE - ADR 1,702 1,589
2,544
Georgia - 0.1%
TBC Bank Group PLC 29,355 939
Greece - 0.7%
Alpha Services and Holdings SA(Æ) 1,984,987 3,568
Mytilineos Holdings SA 6,748 281
OPAP SA 101,885 1,794
5,643
Guernsey - 0.1%
VinaCapital Vietnam Opportunity Fund,
Ltd. 184,668 1,120
Hong Kong - 1.4%
AIA Group, Ltd. 108,600 1,085
ASM Pacific Technology, Ltd. 115,500 1,125
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hang Lung Properties, Ltd. - ADR 724,000 1,126
Hong Kong Exchanges & Clearing, Ltd. 32,600 1,373
Hongkong Land Holdings, Ltd. 183,400 653
Nine Dragons Paper Holdings, Ltd. 1,767,000 1,160
Orient Overseas International, Ltd. 87,287 1,456
Pacific Basin Shipping, Ltd. 6,998,208 2,276
Proya Cosmetics Co., Ltd.(Æ) 22,400 354
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 2,931,000 1,328
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
12,004
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC 48,167 380
OTP Bank PLC 66,810 2,431
Richter Gedeon Nyrt 17,124 432
3,243
Iceland - 0.1%
Marel HF 184,552 615
India - 11.6%
ABB, Ltd. 5,002 277
Apollo Hospitals Enterprise, Ltd. 25,251 1,591
Aptus Value Housing Finance India,
Ltd. 138,760 477
Asian Paints, Ltd. 57,912 2,378
Aurobindo Pharma, Ltd. 105,033 1,052
Axis Bank, Ltd. 492,473 5,715
Bajaj Auto, Ltd. 5,754 345
Bajaj Finance, Ltd. 21,161 1,879
Bharat Electronics, Ltd. 1,398,051 2,221
Bharat Petroleum Corp., Ltd. 105,864 486
Bharti Airtel, Ltd. 94,106 1,018
Britannia Industries, Ltd. 8,883 518
Dixon Technologies India, Ltd.(Þ) 23,006 1,153
Dr Reddy's Laboratories, Ltd. - ADR 2,946 202
Eicher Motors, Ltd. 10,269 420
GAIL India, Ltd. 334,139 484
GMM Pfaudler, Ltd. 25,845 463
Godrej Consumer Products, Ltd.(Æ) 30,722 387
Grasim Industries, Ltd. 34,903 785
HCL Technologies, Ltd. 217,271 2,951
HDFC Bank, Ltd. 349,151 7,014
Hero MotoCorp, Ltd. 5,222 203
Hindalco Industries, Ltd. 166,796 939
Hindustan Aeronautics, Ltd.(Þ) 24,792 1,195
ICICI Bank, Ltd. 514,563 6,247
ICICI Bank, Ltd. - ADR 125,316 3,079
Indian Hotels Co., Ltd. 292,720 1,406
Indian Oil Corp., Ltd. 399,615 455
IndusInd Bank, Ltd. 191,496 3,300
Infosys, Ltd. 16,326 274
Infosys, Ltd. - ADR 156,667 2,610
ITC, Ltd. 278,186 1,575
Jio Financial Services, Ltd.(Æ)(Š) 255,673 814
JSW Steel, Ltd. 56,276 559

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Larsen & Toubro, Ltd. 165,046 5,381
Mahindra & Mahindra, Ltd. 70,580 1,266
Maruti Suzuki India, Ltd. 8,605 1,028
Nestle India, Ltd. 2,279 625
NTPC, Ltd. 197,522 525
Page Industries, Ltd. 547 252
Polycab India, Ltd. 17,325 1,014
Power Finance Corp., Ltd. 491,565 1,563
Power Grid Corp. of India, Ltd. 1,059,874 3,428
Reliance Industries, Ltd. 238,517 7,387
Shriram Transport Finance Co., Ltd. 10,901 251
Siemens, Ltd. 6,778 328
State Bank of India 291,766 2,201
Sun Pharmaceutical Industries, Ltd. 20,124 280
Tata Consultancy Services, Ltd. 74,428 3,097
Tata Motors, Ltd. 406,665 3,187
Tata Steel, Ltd. 931,014 1,396
Tech Mahindra, Ltd. 27,559 374
Titan Co., Ltd. 71,832 2,625
Trent, Ltd. 19,647 420
TVS Motor Co., Ltd. 98,159 1,648
UltraTech Cement, Ltd. 23,071 2,335
United Phosphorus, Ltd. 76,348 580
Varun Beverages, Ltd 131,748 1,289
Vedanta, Ltd. 34,140 114
97,066
Indonesia - 2.3%
Aneka Tambang Tbk PT 1,314,900 173
Astra International Tbk PT 7,468,996 3,393
Bank Central Asia Tbk PT 919,500 556
Bank Mandiri Persero Tbk PT 5,582,200 2,121
Bank Negara Indonesia Persero Tbk PT 3,881,913 2,285
Bank Rakyat Indonesia Persero Tbk PT 20,714,054 7,760
Indofood Sukses Makmur Tbk PT 1,176,601 571
Kalbe Farma Tbk PT 7,872,187 1,001
Matahari Putra Prima Tbk PT(Æ) 51,106,400 329
Mitra Adiperkasa Tbk PT 2,840,400 373
Sumber Alfaria Trijaya Tbk PT 3,701,100 663
Vale Indonesia Tbk PT 789,700 360
19,585
Kazakhstan - 0.2%
Halyk Savings Bank of Kazakhstan JSC
- GDR(Þ) 56,692 812
Kaspi.KZ JSC - GDR(Þ) 8,967 822
1,634
Kuwait - 0.1%
Mobile Telecommunications Co. KSCP 546,058 926
Macao - 1.1%
Galaxy Entertainment Group, Ltd.(Æ) 1,010,000 7,345
Sands China, Ltd.(Æ) 465,837 1,781
9,126
Malaysia - 0.2%
Malayan Banking BHD 358,100 717
Petronas Chemicals Group BHD 723,000 1,115
1,832
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico - 3.4%
America Movil SAB de CV 817,948 857
Arca Continental SAB de CV 238,679 2,391
Cemex SAB de CV(Æ) 1,474,491 1,120
Cemex SAB de CV - ADR(Æ) 81,916 624
Coca-Cola Femsa SAB de CV 46,704 394
Corp. Inmobiliaria Vesta SAB de CV 152,657 554
Fibra Uno Administracion SA de CV(ö) 934,531 1,404
Fomento Economico Mexicano SAB
de CV 128,800 1,460
Fomento Economico Mexicano SAB de
CV - ADR 6,961 789
Fresnillo PLC 146,580 1,164
Gruma SAB de CV Class B 46,395 832
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 196,181 2,212
Grupo Aeroportuario del Pacifico SAB
de CV Class B 20,555 392
Grupo Aeroportuario del Sureste SAB
de CV Class B 39,318 1,112
Grupo Carso SAB de CV 51,189 407
Grupo Financiero Banorte SAB de CV
Class O 811,547 7,692
Grupo Mexico SAB de CV 108,054 562
Grupo Televisa SAB 149,498 158
Kimberly-Clark de Mexico SAB de CV
Class A 515,267 1,210
Ternium SA - ADR 36,121 1,613
Wal-Mart de Mexico SAB de CV 260,178 1,083
28,030
Morocco - 0.2%
Attijariwafa Bank SA 6,609 305
Label Vie 2,800 1,343
Maroc Telecom - ADR 25,521 284
1,932
Netherlands - 0.1%
ASML Holding NV 1,303 933
Ferrari NV 621 199
1,132
Nigeria - 0.0%
Guaranty Trust Holding Co. PLC 5,576,579 276
Peru - 0.5%
Credicorp, Ltd. 25,613 4,022
Philippines - 0.7%
AC Energy Corp. 197,160 19
Ayala Corp. 11,690 131
Ayala Land, Inc. 2,714,600 1,355
Bank of the Philippine Islands 90,949 190
BDO Unibank, Inc. 1,161,244 3,067
SM Investments Corp. 82,420 1,370
6,132
Poland - 1.0%
Bank Polska Kasa Opieki SA 71,696 2,119
Dino Polska SA(Æ)(Þ) 21,216 2,365
KGHM Polska Miedz SA 6,609 205

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Polski Koncern Naftowy ORLEN SA 26,532 474
Powszechna Kasa Oszczednosci Bank
Polski SA 171,749 1,744
Powszechny Zaklad Ubezpieczen SA 119,298 1,207
8,114
Qatar - 0.1%
Ooredoo QPSC 40,339 127
Qatar National Bank QPSC 55,354 258
385
Romania - 0.3%
Banca Transilvania SA(Æ) 310,693 1,426
Fondul Proprietatea SA 3,090,563 1,321
2,747
Russia - 0.0%
Gazprom PJSC(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
Lukoil PJSC(Š) 143,733 —
Lukoil PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Š) 145,224 —
Polyus PJSC(Š) 5,679 —
Rosneft Oil Co. PJSC(Š) 87,303 —
Sberbank of Russia PJSC(Š) 3,336,065 —
Surgutneftegas OJSC(Š) 2,093,900 —
Tatneft PJSC(Š) 375,001 —
TCS Group Holding PLC - GDR(Æ)
(Š)(Þ) 22,673 —
X5 Retail Group NV - GDR(Æ)(Š)(Þ) 98,302 —
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 2.4%
Al Rajhi Bank 70,891 1,410
Al-Dawaa Medical Services Co. 24,511 664
Alinma Bank 84,973 838
Arab National Bank 56,974 405
Arabian Drilling Co.(Æ) 17,241 811
Arabian Internet & Communications
Services Co. 5,198 506
Dr Sulaiman Al Habib Medical Services
Group Co. 27,960 2,154
Elm Co. 11,503 2,088
Etihad Etisalat Co. 41,161 514
Leejam Sports Co. 10,678 419
Sahara International Petro Chemical Co. 166,192 1,675
Saudi Arabian Oil Co.(Þ) 543,830 4,697
Saudi British Bank (The) 119,712 1,215
Saudi Electricity Co. 72,163 432
Saudi National Bank (The) 34,999 359
Saudi Telecom Co. 123,374 1,394
Saudia Dairy & Foodstuff Co. 2,917 276
19,857
Singapore - 0.1%
Singapore Telecommunications, Ltd. 544,300 1,089
Slovenia - 0.3%
Nova Ljubljanska Banka - GDR(Þ) 62,029 1,080
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nova Ljubljanska Banka - GDR(Š)(Þ) 61,002 1,095
2,175
South Africa - 2.1%
Absa Group, Ltd. 243,777 2,597
Anglo American Platinum, Ltd. 3,016 150
Anglo American PLC 37,762 1,159
Aspen Pharmacare Holdings, Ltd. 55,674 599
Bid Corp., Ltd. 93,630 2,219
Bidvest Group, Ltd. (The) 38,726 601
FirstRand, Ltd. 587,580 2,391
Gold Fields, Ltd. - ADR 99,703 1,542
Growthpoint Properties, Ltd.(ö) 1,691,410 1,203
Harmony Gold Mining Co., Ltd. - ADR 60,263 259
Impala Platinum Holdings, Ltd. 208,177 1,506
Naspers, Ltd. Class N 6,546 1,287
Nedbank Group, Ltd. 35,221 463
Pepkor Holdings, Ltd.(Þ) 157,253 153
Sibanye Stillwater, Ltd. 513,853 978
Standard Bank Group, Ltd. 27,213 290
Woolworths Holdings, Ltd. 93,244 417
17,814
South Korea - 11.6%
Amorepacific Corp. 11,122 985
Coupang, Inc.(Æ) 12,800 232
Doosan Bobcat, Inc. 31,543 1,449
Hana Financial Group, Inc. 100,377 3,097
Hyundai Construction Equipment Co.,
Ltd. 6,130 393
Hyundai Mobis Co., Ltd. 8,776 1,606
Hyundai Motor Co. 18,746 2,885
KB Financial Group, Inc. 92,809 3,709
Kia Corp. 89,563 5,812
Korea Aerospace Industries, Ltd. 22,062 853
Korea Investment Holdings Co., Ltd. 30,877 1,185
Korean Air Lines Co., Ltd. 85,900 1,659
KT&G Corp. 10,445 677
LG Chem, Ltd. 5,671 2,888
LG Corp. Class H 7,458 489
LG Electronics, Inc. Class H 16,591 1,413
Mando Corp. 38,542 1,397
Meritz Financial Group, Inc.(Æ) 5,572 215
NCSoft Corp. 4,478 972
OCI Co., Ltd. 4,372 375
Orion Corp. 15,071 1,342
POSCO Holdings, Inc. 7,176 3,624
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,333 801
Samsung C&T Corp. 10,685 867
Samsung Electro-Mechanics Co., Ltd. 4,784 546
Samsung Electronics Co., Ltd. 608,975 33,379
Samsung Engineering Co., Ltd.(Æ) 69,231 2,012
Samsung Fire & Marine Insurance Co.,
Ltd. 5,448 1,044
Samsung Life Insurance Co., Ltd. 6,759 370
Samsung SDI Co., Ltd. 5,097 2,663
Samsung SDS Co., Ltd. 1,664 168
Samsung Securities Co., Ltd. 11,274 318
Samsung Techwin Co., Ltd. 12,249 1,175
Shinhan Financial Group Co., Ltd. 70,008 1,925
SK Hynix, Inc. 126,921 12,297
SK Telecom Co., Ltd. 26,938 974

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SK, Inc. 3,993 479
Woori Financial Group, Inc. 73,698 674
96,949
Switzerland - 0.1%
Cie Financiere Richemont SA Class A 1,730 279
Novartis AG 2,864 300
579
Taiwan - 12.4%
Accton Technology Corp. 218,000 2,659
Alchip Technologies, Ltd. 15,000 951
ASE Technology Holding Co., Ltd. 396,000 1,446
Asia Cement Corp. 321,000 412
Asustek Computer, Inc. 159,000 1,842
Bizlink Holding, Inc. 196,887 1,899
Catcher Technology Co., Ltd. 279,000 1,540
Cathay Financial Holding Co., Ltd.(Æ) 853,000 1,243
Chailease Holding Co., Ltd. 86,000 570
China Development Financial Holding
Corp.(Æ) 1,145,000 457
Chroma ATE, Inc. 189,000 1,660
Chunghwa Telecom Co., Ltd. 296,000 1,093
Compal Electronics, Inc. 1,188,000 1,151
Delta Electronics, Inc. 68,000 793
E Ink Holdings, Inc. 70,000 501
Eclat Textile Co., Ltd. 41,000 708
Eva Airways Corp. 1,350,000 1,580
Evergreen Marine Corp. Taiwan, Ltd. 304,200 1,009
Far Eastern New Century Corp. 147,000 139
First Financial Holding Co., Ltd. 780,578 722
Formosa Plastics Corp. 54,000 143
Hiwin Technologies Corp. 308,000 2,071
Hon Hai Precision Industry Co., Ltd. 703,000 2,430
Largan Precision Co., Ltd. 26,000 1,799
Lite-On Technology Corp. 180,107 863
MediaTek, Inc. 215,000 4,721
Mega Financial Holding Co., Ltd. 410,000 525
Micro-Star International Co., Ltd. 158,000 979
Nan Ya Plastics Corp. 63,000 140
Nanya Technology Corp. 58,000 134
Novatek Microelectronics Corp. 125,000 1,686
Pegatron Corp. 267,000 650
Pou Chen Corp. Class B 141,000 140
Quanta Computer, Inc. 263,000 1,996
Realtek Semiconductor Corp. 15,000 206
Taishin Financial Holding Co., Ltd. 842,978 490
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,191,000 39,458
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 106,893 10,598
Uni-President Enterprises Corp. 1,524,000 3,652
United Microelectronics Corp. 2,620,000 3,925
Voltronic Power Technology Corp. 6,000 335
Walsin Lihwa Corp. 212,000 270
Wistron Corp. 219,000 986
Wiwynn Corp. 24,000 1,365
Wowprime Corp. 36,000 339
WPG Holdings, Ltd. 155,000 249
Yageo Corp. 71,694 1,050
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhen Ding Technology Holding, Ltd. 21,000 70
103,645
Thailand - 1.8%
Bangkok Bank PCL 247,900 1,242
Bangkok Dusit Medical Services PCL 1,525,400 1,281
Bumrungrad Hospital PCL 213,700 1,348
Central Pattana PCL 301,400 600
Charoen Pokphand Foods PCL 3,424,100 2,031
Minor International PCL 1,500,400 1,449
Polyplex Thailand PCL 1,276,700 1,306
PTT Exploration & Production PCL 830,800 3,876
Siam Cement PCL (The) 65,400 621
Thai Beverage PCL 2,501,400 1,137
Thai Union Group PCL 989,300 390
15,281
Togo - 0.0%
Ecobank Transnational, Inc. 4,434,883 92
Turkey - 0.2%
Dogus Otomotiv Servis ve Ticaret AS 28,524 262
KOC Holding AS 66,987 336
Tofas Turk Otomobil Fabrikasi AS 65,355 732
1,330
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC 188,820 451
Adnoc Gas PLC(Æ) 1,134,853 1,070
Air Arabia PJSC 660,091 483
Aldar Properties PJSC 424,383 597
Americana Restaurants International
PLC 993,981 1,027
Dubai Islamic Bank PJSC 258,967 406
Emaar Properties PJSC 1,260,334 2,320
Emirates NBD Bank PJSC 229,336 1,061
Salik Co. PJSC 224,974 192
7,607
United Kingdom - 0.1%
BAE Systems PLC 47,404 567
United States - 1.1%
Freeport-McMoRan, Inc. 89,941 4,016
JBS SA 35,651 142
Linde PLC 1,740 680
Microsoft Corp. 2,424 814
NVIDIA Corp. 4,670 2,182
Samsonite International SA(Æ)(Þ) 464,100 1,379
9,213
Uruguay - 0.0%
Arcos Dorados Holdings, Inc. Class A 29,766 336
Vietnam - 0.9%
FPT Corp. 271,446 981
Ho Chi Minh City Development Joint
Stock Commercial Bank 1,663,733 1,218
Masan Group Corp.(Æ) 294,320 1,085
Military Commercial Joint Stock Bank 697,232 555
Mobile World Investment Corp. 661,238 1,499

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vietnam Dairy Products JSC 229,400 756
Vincom Retail JSC(Æ) 985,400 1,233
7,327
Total Common Stocks
(cost $654,232) 784,546
Preferred Stocks - 1.8%
Brazil - 1.5%
Banco Bradesco SA
6.667% (Ÿ) 420,057 1,480
Braskem SA
0.000% (Æ) 142,335 764
Cia Energetica de Minas Gerais
9.265% (Ÿ) 567,323 1,520
Gerdau SA
15.368% (Ÿ) 80,942 501
Itau Unibanco Holding SA
4.523% (Ÿ) 467,770 2,833
Itausa SA
6.331% (Ÿ) 356,628 741
Metalurgica Gerdau SA
9.915% (Ÿ) 84,944 247
Petroleo Brasileiro SA
11.989% (Ÿ) 488,106 3,211
Raizen Energia SA
6.761% (Ÿ) 1,179,095 1,037
12,334
Russia - 0.0%
Sberbank of Russia
9.572% (Ÿ)(Š) 348,120 —
Surgutneftegas OJSC
1.631% (Ÿ)(Š) 2,472,400 —
—
South Korea - 0.3%
Hyundai Motor Co.
7.308% (Ÿ) 2,185 186
Samsung Electronics Co., Ltd.
2.671% (Ÿ) 46,107 2,078
2,264
Total Preferred Stocks
(cost $12,876) 14,598
Short-Term Investments - 3.7%
United States - 3.7%
U.S. Cash Management Fund(@) 31,166,743 (∞) 31,154
Total Short-Term Investments
(cost $31,156) 31,154
Total Investments - 99.2%
(identified cost $698,264) 830,298
Other Assets and Liabilities,
Net - 0.8%
7,113
Net Assets - 100.0%
837,411

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.6%
3SBio, Inc. 08/03/22 HKD 332,000 0 .64 211
319
CGN Power Co., Ltd. 05/11/22 HKD 1,797,000 0 .25 457
441
China Feihe, Ltd. 09/02/20 HKD 1,144,000 0 .94 1,076
697
China International Capital Corp., Ltd. 10/28/20 HKD 889,200 2 .07 1,840
1,960
China Tourism Group Duty Free Corp., Ltd. 08/31/22 HKD 89,000 23 .98 2,135
1,423
China Tower Corp., Ltd. 06/30/21 HKD 9,946,000 0 .13 1,266
1,123
Dino Polska SA 06/24/19 PLN 21,216 34 .53 733
2,365
Dixon Technologies India, Ltd. 05/31/23 INR 23,006 46 .44 1,068
1,153
Ganfeng Lithium Group Co., Ltd. 04/27/22 HKD 278,800 7 .74 2,158
1,784
Halyk Savings Bank of Kazakhstan JSC 03/26/20 USD 56,692 9 .00 511
812
Hindustan Aeronautics, Ltd. 04/13/22 INR 24,792 23 .17 574
1,195
Kaspi.KZ JSC 12/09/20 USD 8,967 50 .89 456
822
Longfor Group Holdings, Ltd. 11/19/18 HKD 402,000 2 .94 1,181
1,075
Meituan 07/08/20 HKD 145,828 24 .37 3,554
2,774
Nova Ljubljanska Banka 06/18/19 EUR 62,029 12 .44 772
1,080
Nova Ljubljanska Banka 08/15/22 EUR 61,002 13 .35 814
1,095
Pepkor Holdings, Ltd. 03/09/23 ZAR 157,253 0 .99 155
153
Postal Savings Bank of China Co., Ltd. 03/09/23 HKD 375,000 0 .63 237
230
Samsonite International SA 08/25/21 HKD 464,100 2 .64 1,226
1,379
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,333 585 .48 780
801
Saudi Arabian Oil Co. 03/02/22 SAR 543,830 8 .44 4,589
4,697
TCS Group Holding PLC 01/26/22 USD 22,673 64 .91 1,472
—
Tongcheng Travel Holdings, Ltd. 06/28/23 HKD 106,400 2 .18 232
257
WuXi AppTec Co., Ltd. 02/20/19 HKD 169,583 5 .18 879
1,599
WuXi Biologics (Cayman), Inc. 10/28/20 HKD 39,000 9 .64 376
224
X5 Retail Group NV 02/14/19 USD 98,302 27 .52 2,706
—
Yadea Group Holdings, Ltd. 05/25/22 HKD 262,000 1 .66 434 594
30,052
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 755 USD 39,800 09/23 1,479
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,479
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 1,012 USD 130 08/01/23 —
Bank of America HKD 1,284 USD 165 08/02/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 61
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 1,516 $ — $ —
$ —
$ 1,516
Australia 3,452 1,405 —
—
4,857
Austria — 1,150 —
—
1,150
Brazil 51,992 — —
—
51,992
Canada 864 — —
—
864
Chile 2,697 — —
—
2,697
China 36,484 191,549 —
—
228,033
Denmark — 529 —
—
529
France — 2,544 —
—
2,544
Georgia — 939 —
—
939
Greece — 5,643 —
—
5,643
Guernsey — 1,120 —
—
1,120
Hong Kong — 11,936 68
—
12,004
Hungary — 3,243 —
—
3,243
Iceland — 615 —
—
615
India 5,891 90,361 814
—
97,066
Indonesia — 19,585 —
—
19,585
Kazakhstan — 1,634 —
—
1,634
Kuwait — 926 —
—
926
Macao — 9,126 —
—
9,126
Malaysia — 1,832 —
—
1,832
Mexico 26,866 1,164 —
—
28,030
Morocco — 1,932 —
—
1,932
Netherlands 199 933 —
—
1,132
Nigeria — 276 —
—
276
Peru 4,022 — —
—
4,022
Philippines — 6,132 —
—
6,132
Poland — 8,114 —
—
8,114
Qatar — 385 —
—
385
Romania — 2,747 —
—
2,747
Russia — — —
—
—
Saudi Arabia — 19,857 —
—
19,857
Singapore — 1,089 —
—
1,089
Slovenia — 1,080 1,095
—
2,175
South Africa 896 16,918 —
—
17,814
South Korea 232 96,717 —
—
96,949
Switzerland — 579 —
—
579
Taiwan 10,598 93,047 —
—
103,645
Thailand — 15,281 —
—
15,281
Togo — 92 —
—
92
Turkey — 1,330 —
—
1,330

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United Arab Emirates — 7,607 —
—
7,607
United Kingdom — 567 —
—
567
United States 7,834 1,379 —
—
9,213
Uruguay 336 — —
—
336
Vietnam — 7,327 —
—
7,327
Preferred Stocks 12,334 2,264 — — 14,598
Short-Term Investments — — — 31,154 31,154
Total Investments 166,213 630,954 1,977 31,154 830,298
Other Financial Instruments
Assets
Futures Contracts 1,479 — — — 1,479
Total Other Financial Instruments
*
$ 1,479 $ — $ — $ — $ 1,479
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
146,715
Consumer Staples ...............................................................................
43,583
Energy ................................................................................................
34,880
Financial Services ..............................................................................
191,983
Health Care ........................................................................................
23,958
Materials and Processing ...................................................................
74,699
Producer Durables ..............................................................................
59,359
Technology .........................................................................................
186,063
Utilities ...............................................................................................
23,306
Preferred Stocks
Consumer Discretionary ....................................................................
186
Energy ................................................................................................
3,211
Financial Services ..............................................................................
5,054
Materials and Processing ...................................................................
1,512

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 63
Technology .........................................................................................
2,078
Utilities ...............................................................................................
2,557
Short-Term Investments .............................................................
31,154
Total Investments ............................................................................... 830,298

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.5%
Consumer Discretionary - 13.5%
Amazon.com, Inc.(Æ) 1,759,939 235,269
Autoliv, Inc. 125,456 12,662
AutoZone, Inc.(Æ) 3,781 9,383
Best Buy Co., Inc. 69,906 5,806
BorgWarner, Inc. 44,695 2,078
Capri Holdings, Ltd.(Æ) 255,643 9,436
Charter Communications, Inc. Class A(Æ) 34,285 13,892
Chipotle Mexican Grill, Inc. Class A(Æ) 9,367 18,381
Comcast Corp. Class A 482,865 21,854
Costco Wholesale Corp. 119,777 67,155
Dollar General Corp. 41,189 6,955
Dollar Tree, Inc.(Æ) 16,586 2,560
DR Horton, Inc. 169,618 21,545
eBay, Inc. 26,648 1,186
Expedia Group, Inc.(Æ) 5,900 723
Ford Motor Co. 577,448 7,628
Fox Corp. Class A 190,145 6,360
Garmin, Ltd. 46,864 4,962
General Motors Co. 650,585 24,963
Grand Canyon Education, Inc.(Æ) 17,657 1,917
Hilton Worldwide Holdings, Inc. 9,352 1,454
Home Depot, Inc. (The) 75,922 25,346
Lennar Corp. Class A 101,949 12,930
Lennar Corp. Class B 28,035 3,222
Liberty Media Corp. Class A(Æ) 84,638 2,683
Lithia Motors, Inc. Class A 51,626 16,031
Live Nation Entertainment, Inc.(Æ) 103,988 9,125
Lowe's Cos., Inc. 185,439 43,443
Marriott International, Inc. Class A 17,971 3,627
McDonald's Corp. 5,663 1,660
Netflix, Inc.(Æ) 73,342 32,195
New York Times Co. (The) Class A 69,057 2,815
News Corp. Class A 251,088 4,977
Nike, Inc. Class B 295,474 32,617
nVent Electric PLC 6,066 321
NVR, Inc.(Æ) 779 4,913
O'Reilly Automotive, Inc.(Æ) 39,735 36,786
PulteGroup, Inc. 240,752 20,317
Raytheon Technologies Corp. 228,015 20,049
Ross Stores, Inc. 30,823 3,534
Royal Caribbean Cruises, Ltd.(Æ) 10,518 1,148
Starbucks Corp. 248,484 25,239
Tapestry, Inc. 32,525 1,403
Target Corp. 134,491 18,354
Tesla, Inc.(Æ) 259,887 69,502
TJX Cos., Inc. (The) 206,593 17,877
Travel + Leisure Co. 52,623 2,143
Ulta Beauty, Inc.(Æ) 13,081 5,818
VF Corp. 3,017 60
Walmart, Inc. 175,381 28,036
Walt Disney Co. (The)(Æ) 252,997 22,489
Warner Bros Discovery, Inc.(Æ) 272,325 3,559
Whirlpool Corp. 27,702 3,996
Wyndham Hotels & Resorts, Inc. 59,865 4,665
Yum China Holdings, Inc. 29,534 1,802
Yum! Brands, Inc. 284,366 39,149
998,000
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 5.0%
Archer-Daniels-Midland Co. 26,320 2,236
Bunge, Ltd. 5,723 622
Church & Dwight Co., Inc. 33,671 3,221
Coca-Cola Co. (The) 404,174 25,031
Coca-Cola Europacific Partners PLC 72,498 4,596
Colgate-Palmolive Co. 61,226 4,669
Conagra Brands, Inc. 296,824 9,739
Constellation Brands, Inc. Class A 39,943 10,896
CVS Health Corp. 753,535 56,282
Estee Lauder Cos., Inc. (The) Class A 65,927 11,867
General Mills, Inc. 30,682 2,293
Haleon PLC - ADR(Ñ) 958,773 8,447
Hershey Co. (The) 43,376 10,033
Ingredion, Inc. 186,001 20,694
Keurig Dr Pepper, Inc. 14,941 508
Kimberly-Clark Corp. 6,887 889
Kroger Co. (The) 967,991 47,083
Molson Coors Beverage Co. Class B 200,585 13,995
Mondelez International, Inc. Class A 349,771 25,929
Monster Beverage Corp.(Æ) 173,298 9,963
PepsiCo, Inc. 131,962 24,738
Philip Morris International, Inc. 17,601 1,755
Procter & Gamble Co. (The) 280,712 43,875
Sysco Corp. 70,924 5,412
Tyson Foods, Inc. Class A 305,278 17,010
Unilever PLC - ADR 77,394 4,158
Walgreens Boots Alliance, Inc. 137,471 4,120
370,061
Energy - 4.1%
BP PLC - ADR 651,555 24,303
Cabot Oil & Gas Corp. 109,749 3,022
Canadian Natural Resources, Ltd. 209,062 12,711
Chevron Corp. 275,783 45,135
Devon Energy Corp. 110,166 5,949
Diamondback Energy, Inc. 133,742 19,703
EOG Resources, Inc. 241,202 31,967
EQT Corp. 175,900 7,419
Exxon Mobil Corp. 462,362 49,584
Hess Corp. 80,704 12,245
Marathon Oil Corp. 149,047 3,915
Marathon Petroleum Corp. 64,204 8,540
Occidental Petroleum Corp. 18,101 1,143
Phillips 66 103,255 11,518
Pioneer Natural Resources Co. 145,969 32,941
Shell PLC - ADR 363,675 22,413
Valero Energy Corp. 63,709 8,213
300,721
Financial Services - 13.3%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 310,867 19,836
Affiliated Managers Group, Inc. 36,043 4,997
Aflac, Inc. 25,549 1,848
American Express Co. 170,417 28,780
American Financial Group, Inc. 15,873 1,930
American International Group, Inc. 99,016 5,969
American Tower Corp.(ö) 86,616 16,484
Ameriprise Financial, Inc. 5,878 2,048

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aon PLC Class A 59,307 18,889
Apollo Global Management, Inc. 159,449 13,029
Arthur J Gallagher & Co. 28,088 6,033
Assurant, Inc. 5,910 795
Assured Guaranty, Ltd. 599 36
AvalonBay Communities, Inc.(ö) 5,000 943
Bank of America Corp. 820,165 26,245
Bank OZK 40,713 1,780
Berkshire Hathaway, Inc. Class B(Æ) 185,181 65,176
Brighthouse Financial, Inc.(Æ) 41,398 2,158
Capital One Financial Corp. 147,276 17,234
Carlyle Group, Inc. (The) 225,654 8,045
CBRE Group, Inc. Class A(Æ) 76,076 6,338
Charles Schwab Corp. (The) 196,141 12,965
Chubb, Ltd. 142,769 29,183
Cincinnati Financial Corp. 39,829 4,285
Citigroup, Inc. 947,210 45,144
Citizens Financial Group, Inc. 462,301 14,914
CME Group, Inc. Class A 48,989 9,747
East West Bancorp, Inc. 28,223 1,756
Equinix, Inc.(ö) 40,864 33,097
Evercore, Inc. Class A 14,201 1,918
Everest Re Group, Ltd. 900 324
Fifth Third Bancorp 223,451 6,502
First Citizens BancShares, Inc. Class A 1,845 2,641
Goldman Sachs Group, Inc. (The) 12,071 4,296
Hartford Financial Services Group, Inc. 75,289 5,412
Howard Hughes Corp. (The)(Æ) 112,633 9,510
Huntington Bancshares, Inc. 831,115 10,173
Intercontinental Exchange, Inc. 163,857 18,811
Janus Henderson Group PLC 60,610 1,779
JPMorgan Chase & Co. 369,355 58,343
Kimco Realty Corp.(ö) 434,379 8,801
M&T Bank Corp. 15,970 2,234
Markel Group, Inc.(Æ) 9,476 13,737
MasterCard, Inc. Class A 264,083 104,123
MetLife, Inc. 171,966 10,829
Morgan Stanley 268,548 24,588
New York Community Bancorp, Inc. 1,382,732 19,179
Northern Trust Corp. 31,084 2,490
PNC Financial Services Group, Inc. (The) 34,124 4,671
Principal Financial Group, Inc. 63,681 5,086
Progressive Corp. (The) 255,960 32,246
Prologis, Inc.(ö) 57,326 7,151
Prudential Financial, Inc. 67,246 6,489
Public Storage(ö) 26,394 7,437
Raymond James Financial, Inc. 10,375 1,142
Regions Financial Corp. 661,387 13,472
Reinsurance Group of America, Inc. Class A 68,169 9,568
SBA Communications Corp.(ö) 11,548 2,528
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,109
Sun Communities, Inc.(ö) 13,734 1,790
Synchrony Financial 264,937 9,151
T Rowe Price Group, Inc. 24,248 2,989
Torchmark Corp. 60,409 6,776
Truist Financial Corp. 257,002 8,538
US Bancorp 135,069 5,360
UWM Holdings Corp. 35,433 232
VICI Properties, Inc.(ö) 18,304 576
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Visa, Inc. Class A 289,631 68,854
Voya Financial, Inc. 21,215 1,575
Webster Financial Corp. 19,386 917
Wells Fargo & Co. 1,048,463 48,397
Welltower, Inc.(ö) 91,405 7,509
Weyerhaeuser Co.(ö) 84,761 2,887
Willis Towers Watson PLC 81,121 17,143
WR Berkley Corp. 65,578 4,046
985,013
Health Care - 13.2%
Abbott Laboratories 361,894 40,290
AbbVie, Inc. 317,902 47,552
ABIOMED, Inc.(Š) 9,546 —
Amgen, Inc. 53,187 12,454
AstraZeneca PLC - ADR 103,809 7,443
Baxter International, Inc. 282,775 12,790
Becton Dickinson & Co. 5,550 1,546
Biogen, Inc.(Æ) 57,637 15,573
Boston Scientific Corp.(Æ) 370,092 19,189
Bristol Myers Squibb Co. 851,009 52,924
Centene Corp.(Æ) 3,569 243
Cigna Group (The) 92,006 27,151
Danaher Corp. 208,019 53,057
Dentsply Sirona, Inc. 404,746 16,805
Elevance Health, Inc. 58,028 27,368
Eli Lilly & Co. 55,923 25,420
Exelixis, Inc.(Æ) 344,804 6,796
Fortrea Holdings, Inc.(Æ) 10,723 343
GE HealthCare Technologies, Inc. 10,656 831
Gilead Sciences, Inc. 58,798 4,477
GSK PLC - ADR 457,171 16,262
HCA Healthcare, Inc. 17,182 4,687
Henry Schein, Inc.(Æ) 92,338 7,275
Horizon Therapeutics PLC(Æ) 45,185 4,531
Humana, Inc. 17,246 7,878
Intuitive Surgical, Inc.(Æ) 111,532 36,181
IQVIA Holdings, Inc.(Æ) 36,190 8,098
Jazz Pharmaceuticals PLC(Æ) 83,431 10,881
Johnson & Johnson 322,366 54,006
Laboratory Corp. of America Holdings 10,723 2,294
McKesson Corp. 56,054 22,556
Medtronic PLC 159,648 14,011
Merck & Co., Inc. 310,510 33,116
Molina Healthcare, Inc.(Æ) 4,812 1,465
Novo Nordisk A/S - ADR 96,386 15,528
Organon & Co. 163,253 3,588
Pfizer, Inc. 894,402 32,252
Quest Diagnostics, Inc. 9,172 1,240
Regeneron Pharmaceuticals, Inc.(Æ) 69,828 51,806
Sanofi - ADR 5,861 313
Stryker Corp. 23,503 6,661
Syneos Health, Inc. Class A(Æ) 51,903 2,201
Thermo Fisher Scientific, Inc. 83,853 46,007
UnitedHealth Group, Inc. 270,529 136,988
Universal Health Services, Inc. Class B 24,354 3,384
Veeva Systems, Inc. Class A(Æ) 61,918 12,645
Vertex Pharmaceuticals, Inc.(Æ) 77,978 27,475
Viatris, Inc. 905,095 9,531
Waters Corp.(Æ) 24,577 6,788

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zimmer Biomet Holdings, Inc. 29,583 4,087
Zoetis, Inc. Class A 110,961 20,871
976,858
Materials and Processing - 3.4%
Air Products & Chemicals, Inc. 18,593 5,677
Albemarle Corp. 6,410 1,361
Ball Corp. 112,302 6,591
Carrier Global Corp. 231,724 13,799
Celanese Corp. Class A 40,329 5,057
CF Industries Holdings, Inc. 63,444 5,208
Copart, Inc.(Æ) 196,514 17,370
Crown Holdings, Inc. 134,236 12,452
Dow, Inc. 33,546 1,894
DuPont de Nemours, Inc. 273,418 21,225
Ecolab, Inc. 98,808 18,096
Fortune Brands Innovations, Inc. 52,850 3,756
Freeport-McMoRan, Inc. 8,135 363
General Electric Co. 31,968 3,652
Ingevity Corp.(Æ) 4,417 283
Johnson Controls International PLC 20,895 1,453
Linde PLC 127,662 49,874
LKQ Corp. 62,260 3,411
Martin Marietta Materials, Inc. 2,605 1,163
Masco Corp. 34,631 2,101
Mohawk Industries, Inc.(Æ) 35,740 3,801
Mosaic Co. (The) 91,793 3,742
NewMarket Corp. 3,892 1,758
Newmont Corp. 341,782 14,669
Nucor Corp. 56,798 9,774
Owens Corning 7,432 1,040
Packaging Corp. of America 39,823 6,107
PPG Industries, Inc. 4,923 708
Reliance Steel & Aluminum Co. 6,664 1,952
Rio Tinto PLC - ADR 37,916 2,523
Royal Gold, Inc. 26,280 3,157
Sherwin-Williams Co. (The) 39,282 10,862
Steel Dynamics, Inc. 35,205 3,752
Trane Technologies PLC 69,143 13,790
United States Steel Corp. 128,633 3,280
255,701
Producer Durables - 9.1%
3M Co. 144,411 16,102
Alaska Air Group, Inc.(Æ) 306,878 14,924
American Airlines Group, Inc.(Æ) 101,669 1,703
Amphenol Corp. Class A 77,720 6,863
Aptiv PLC(Æ) 841 92
Automatic Data Processing, Inc. 76,295 18,865
Canadian Pacific Kansas City, Ltd. 164,809 13,562
Chart Industries, Inc.(Æ) 57,366 10,450
CoStar Group, Inc.(Æ) 168,531 14,152
CSX Corp. 189,300 6,307
Cummins, Inc. 10,895 2,841
Deere & Co. 58,675 25,207
Delta Air Lines, Inc. 753,617 34,862
Eaton Corp. PLC 105,586 21,679
Equifax, Inc. 800 163
Esab Corp. 29,041 1,995
Expeditors International of Washington, Inc. 44,415 5,654
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FedEx Corp. 165,525 44,683
FleetCor Technologies, Inc.(Æ) 60,475 15,053
Fortive Corp. 2,085 163
Gates Industrial Corp. PLC(Æ) 239,475 3,262
Generac Holdings, Inc.(Æ) 33,601 5,164
General Dynamics Corp. 33,727 7,541
Global Payments, Inc. 202,850 22,364
Honeywell International, Inc. 123,717 24,017
Illinois Tool Works, Inc. 1,831 482
Ingersoll Rand, Inc. 185,713 12,122
Keysight Technologies, Inc.(Æ) 38,247 6,161
Kirby Corp.(Æ) 8,376 682
Knight-Swift Transportation Holdings, Inc. 29,855 1,814
L3Harris Technologies, Inc. 11,295 2,140
Lockheed Martin Corp. 1,670 745
Magna International, Inc. Class A 172,466 11,095
Mettler-Toledo International, Inc.(Æ) 16,183 20,350
Moody's Corp. 58,542 20,651
Norfolk Southern Corp. 43,883 10,251
Northrop Grumman Corp. 8,747 3,892
Old Dominion Freight Line, Inc. 49,645 20,826
Otis Worldwide Corp. 183,325 16,675
PACCAR Financial Corp. 60,253 5,190
Parker-Hannifin Corp. 9,867 4,046
Pentair PLC 147,694 10,265
Phinia, Inc.(Æ) 8,939 254
Regal Rexnord Corp. 4,856 758
Robert Half International, Inc. 26,882 1,993
RXO, Inc.(Æ) 68,267 1,505
S&P Global, Inc. 147,100 58,032
Southwest Airlines Co. 287,659 9,826
TE Connectivity, Ltd. 27,015 3,876
Textron, Inc. 261,296 20,321
TopBuild Corp.(Æ) 3,805 1,042
TransDigm Group, Inc. 1,634 1,470
Union Pacific Corp. 57,200 13,272
United Airlines Holdings, Inc.(Æ) 126,950 6,895
United Parcel Service, Inc. Class B 169,534 31,725
United Rentals, Inc. 15,216 7,071
Vontier Corp. 741,366 22,930
Waste Management, Inc. 4,229 693
Westinghouse Air Brake Technologies Corp. 204,186 24,184
Zebra Technologies Corp. Class A(Æ) 5,105 1,572
672,474
Technology - 31.6%
Accenture PLC Class A 182,721 57,804
Adobe, Inc.(Æ) 68,297 37,302
Advanced Micro Devices, Inc.(Æ) 373,158 42,689
Akamai Technologies, Inc.(Æ) 40,523 3,829
Allegion PLC 17,438 2,038
Alphabet, Inc. Class A(Æ) 1,182,707 156,969
Alphabet, Inc. Class C(Æ) 1,209,020 160,933
Analog Devices, Inc. 113,985 22,743
Apple, Inc. 2,222,155 436,542
Applied Materials, Inc. 109,156 16,547
Arrow Electronics, Inc.(Æ) 23,399 3,335
ASML Holding NV 7,507 5,378
Autodesk, Inc.(Æ) 109,302 23,171
Booking Holdings, Inc.(Æ) 11,334 33,671

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Broadcom, Inc. 42,023 37,764
CACI International, Inc. Class A(Æ) 4,386 1,537
Cirrus Logic, Inc.(Æ) 28,503 2,303
Cisco Systems, Inc. 275,826 14,354
Cognizant Technology Solutions Corp.
Class A 115,085 7,599
Corteva, Inc. 230,444 13,004
Dell Technologies, Inc. Class C 66,959 3,543
Electronic Arts, Inc. 51,566 7,031
F5, Inc.(Æ) 12,816 2,028
Fidelity National Information Services, Inc. 2,700 163
Fortinet, Inc.(Æ) 90,530 7,036
Hewlett Packard Enterprise Co. 43,704 760
HP, Inc. 96,623 3,172
Intel Corp. 146,846 5,253
International Business Machines Corp. 8,601 1,240
Intuit, Inc. 116,740 59,736
IPG Photonics Corp.(Æ) 31,763 4,175
Jabil Circuit, Inc. 69,502 7,692
KLA Corp. 5,800 2,981
Lam Research Corp. 32,265 23,182
Meta Platforms, Inc. Class A(Æ) 474,557 151,194
Microchip Technology, Inc. 29,257 2,748
Micron Technology, Inc. 385,620 27,529
Microsoft Corp. 1,395,035 468,620
Monolithic Power Systems, Inc. 2,944 1,647
Motorola Solutions, Inc. 72,772 20,859
MSCI, Inc. Class A 31,515 17,273
NVIDIA Corp. 223,836 104,596
NXP Semiconductors NV 125,251 27,928
ON Semiconductor Corp.(Æ) 19,998 2,155
Oracle Corp. 275,328 32,277
Palo Alto Networks, Inc.(Æ) 68,009 17,000
Qorvo, Inc.(Æ) 74,162 8,159
QUALCOMM, Inc. 300,913 39,772
Salesforce, Inc.(Æ) 184,434 41,499
SAP SE - ADR 53,046 7,233
Seagate Technology Holdings PLC 76,216 4,840
ServiceNow, Inc.(Æ) 49,547 28,886
Skyworks Solutions, Inc. 77,595 8,875
Synopsys, Inc.(Æ) 19,663 8,884
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 115,249 11,427
Teradyne, Inc. 296,253 33,459
Texas Instruments, Inc. 87,143 15,686
VeriSign, Inc.(Æ) 26,378 5,564
VMware, Inc. Class A(Æ) 29,503 4,651
Workday, Inc. Class A(Æ) 172,473 40,898
2,341,163
Utilities - 4.3%
Ameren Corp. 119,538 10,241
American Electric Power Co., Inc. 26,048 2,207
AT&T, Inc. 1,311,111 19,037
CenterPoint Energy, Inc. 401,392 12,078
Cheniere Energy, Inc. 73,004 11,816
CMS Energy Corp. 37,178 2,271
ConocoPhillips Co. 549,557 64,694
Consolidated Edison, Inc. 89,657 8,505
Constellation Energy Corp. 24,576 2,375
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DT Midstream, Inc. 31,773 1,701
DTE Energy Co. 6,566 751
Duke Energy Corp. 80,474 7,534
Edison International 135,613 9,759
Entergy Corp. 120,725 12,398
Exelon Corp. 347,748 14,557
FirstEnergy Corp. 386,802 15,236
NextEra Energy, Inc. 273,089 20,017
NiSource, Inc. 38,538 1,073
NRG Energy, Inc. 628,721 23,885
Public Service Enterprise Group, Inc. 14,344 905
Sempra Energy 14,900 2,220
Southern Co. (The) 159 12
T-Mobile USA, Inc.(Æ) 374,885 51,648
UGI Corp. 168,010 4,535
Verizon Communications, Inc. 490,115 16,703
Xcel Energy, Inc. 97,847 6,138
322,296
Total Common Stocks
(cost $3,946,225) 7,222,287
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 173,018,936
(∞)
172,949
Total Short-Term Investments
(cost $172,963) 172,949
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 617,625
(∞)
618
Total Other Securities
(cost $618) 618
Total Investments - 99.8%
(identified cost $4,119,806) 7,395,854
Other Assets and Liabilities,
Net - 0.2%
13,209
Net Assets - 100.0%
7,409,063

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Tax-Managed U.S. Large Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 699 USD 161,277 09/23 8,098
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 8,098
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 998,000 $ — $ —
$ —
$ 998,000
Consumer Staples 370,061 — —
—
370,061
Energy 300,721 — —
—
300,721
Financial Services 985,013 — —
—
985,013
Health Care 976,858 — —
—
976,858
Materials and Processing 255,701 — —
—
255,701
Producer Durables 672,474 — —
—
672,474
Technology 2,341,163 — —
—
2,341,163
Utilities 322,296 — —
—
322,296
Short-Term Investments — — — 172,949 172,949
Other Securities — — — 618 618
Total Investments
7,222,287 — — 173,567 7,395,854
Other Financial Instruments
Assets
Futures Contracts 8,098 — — — 8,098
Total Other Financial Instruments
*
$ 8,098 $ — $ — $ — $ 8,098
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.4%
Consumer Discretionary - 14.2%
American Axle & Manufacturing Holdings,
Inc.(Æ) 63,574 601
American Eagle Outfitters, Inc. 42,341 595
API Group Corp.(Æ) 199,992 5,752
Atkore , Inc.(Æ) 11,750 1,864
Atlanta Braves Holdings, Inc. Class C(Æ) 35,342 1,439
Bath & Body Works, Inc. 27,381 1,015
Beacon Roofing Supply, Inc.(Æ) 9,638 826
Beazer Homes USA, Inc.(Æ) 51,466 1,731
BJ's Restaurants, Inc.(Æ) 11,885 448
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 672
Bloomin ' Brands, Inc. 149,667 4,022
Bluegreen Vacations Holding Corp. 18,363 718
Boot Barn Holdings, Inc.(Æ) 32,095 3,014
BorgWarner, Inc. 56,681 2,636
Boyd Gaming Corp. 15,720 1,074
Brinker International, Inc.(Æ) 19,584 769
Brunswick Corp. 39,387 3,400
Burlington Stores, Inc.(Æ) 441 78
Cable One, Inc. 768 556
Caleres , Inc. 34,500 933
Capri Holdings, Ltd.(Æ) 22,242 821
Carter's, Inc. 36,947 2,771
Cavco Industries, Inc.(Æ) 5,602 1,656
Century Communities, Inc. 18,164 1,403
Cheesecake Factory, Inc. (The) 22,697 835
Chegg , Inc.(Æ) 74,046 750
Churchill Downs, Inc. 30,698 3,556
Chuy's Holdings, Inc.(Æ) 43,568 1,812
Dana Holding Corp. 72,514 1,376
Dave & Buster's Entertainment, Inc.(Æ) 62,888 2,880
Deckers Outdoor Corp.(Æ) 9,224 5,015
Dick's Sporting Goods, Inc. 29,191 4,116
Domino's Pizza, Inc. 7,114 2,822
Driven Brands Holdings, Inc.(Æ) 31,793 822
Eastman Kodak Co.(Æ) 94,675 520
Ethan Allen Interiors, Inc. 16,761 527
EW Scripps Co. (The) Class A(Æ) 105,319 1,038
FactSet Research Systems, Inc. 4,286 1,865
Farfetch , Ltd. Class A(Æ)(Ñ) 248,788 1,438
FirstCash Holdings, Inc. 9,286 885
Five Below, Inc.(Æ) 40,002 8,334
Floor & Decor Holdings, Inc. Class A(Æ) 18,353 2,108
Gentherm , Inc.(Æ) 38,134 2,279
G-III Apparel Group, Ltd.(Æ) 88,788 1,839
GMS, Inc.(Æ) 8,715 642
Golden Entertainment, Inc.(Æ) 41,925 1,775
Grand Canyon Education, Inc.(Æ) 15,870 1,723
Green Brick Partners, Inc.(Æ) 28,092 1,588
Group 1 Automotive, Inc. 2,622 678
Harley-Davidson, Inc. 19,170 740
Hillenbrand, Inc. 17,769 923
Hilton Grand Vacations, Inc.(Æ) 14,163 659
Hooker Furniture Corp. 60,138 1,207
IAC/InterActiveCorp.(Æ) 82,415 5,736
iHeartMedia , Inc. Class A(Æ) 214,601 1,015
Instructure Holdings, Inc.(Æ) 54,980 1,494
International Game Technology PLC 47,959 1,622
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Interpublic Group of Cos., Inc. (The) 15,677 537
Johnson Outdoors, Inc. Class A 38,361 2,268
Kontoor Brands, Inc. 40,545 1,718
Kura Sushi USA, Inc. Class A(Æ) 15,144 1,507
Lear Corp. 24,648 3,815
Leslie's, Inc.(Æ) 112,154 714
Levi Strauss & Co. Class A(Ñ) 138,834 2,092
Liberty Latin America, Ltd. Class C(Æ) 140,380 1,168
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 8,077 586
Liberty SiriusXM Group Class C(Æ) 34,012 1,083
Light & Wonder, Inc. Class A(Æ) 24,104 1,695
Lions Gate Entertainment Corp. Class B(Æ) 136,255 997
Lithia Motors, Inc. Class A 19,481 6,049
Madison Square Garden Entertainment
Corp.(Æ) 25,194 878
Malibu Boats, Inc. Class A(Æ) 9,851 591
Marriott Vacations Worldwide Corp. 7,760 997
Meritage Homes Corp. 5,627 838
Mister Car Wash, Inc.(Æ)(Ñ) 137,907 1,369
Monro Muffler Brake, Inc. 34,992 1,282
Newell Rubbermaid, Inc. 665,900 7,431
Nexstar Media Group, Inc. Class A 49,956 9,328
Nu Skin Enterprises, Inc. Class A 20,503 603
nVent Electric PLC 34,460 1,822
ODP Corp. (The)(Æ) 8,873 443
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 2,827
OptimizeRx Corp.(Æ) 73,934 1,031
Patrick Industries, Inc. 7,858 680
Penn Entertainment, Inc.(Æ) 28,694 754
PulteGroup, Inc. 22,204 1,874
PVH Corp. 26,694 2,393
RB Global, Inc. 35,829 2,310
RCI Hospitality Holdings, Inc. 22,182 1,547
Restoration Hardware(Æ) 7,239 2,810
Revolve Group, Inc.(Æ)(Ñ) 121,877 2,403
Rocky Brands, Inc. 87,996 1,770
Scholastic Corp. 1,246 54
Service Corp. International 12,051 803
Shoe Carnival, Inc. 13,128 349
Signet Jewelers, Ltd. 22,099 1,779
Skechers USA, Inc. Class A(Æ) 27,104 1,506
Sphere Entertainment Co.(Æ) 24,931 1,058
Strategic Eduation , Inc. 8,382 630
Taylor Morrison Home Corp. Class A(Æ) 20,519 994
TEGNA, Inc. 6,655 112
Texas Roadhouse, Inc. Class A 9,894 1,104
Toll Brothers, Inc. 10,396 835
Transcat , Inc.(Æ) 5,568 467
Travel + Leisure Co. 75,707 3,084
Tri Pointe Homes, Inc.(Æ) 33,493 1,068
Universal Electronics, Inc.(Æ) 97,517 1,089
Urban Outfitters, Inc.(Æ) 43,349 1,577
VF Corp. 102,832 2,037
Victoria's Secret & Co.(Æ) 9,127 187
Wabash National Corp. 27,235 645
Weyco Group, Inc. 21,994 600
Wingstop , Inc. 29,936 5,047
Wolverine World Wide, Inc. 8,489 108
Wyndham Hotels & Resorts, Inc. 19,069 1,486

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
YETI Holdings, Inc.(Æ) 60,257 2,567
Ziff Davis, Inc.(Æ) 68,165 4,943
207,752
Consumer Staples - 3.1%
BellRing Brands, Inc.(Æ) 21,651 778
Casey's General Stores, Inc. 17,980 4,543
Celsius Holdings, Inc.(Æ) 15,166 2,195
Energizer Holdings, Inc. - GDR 41,709 1,644
Grocery Outlet Holding Corp.(Æ) 24,167 808
Helen of Troy, Ltd.(Æ) 17,601 2,487
HF Foods Group, Inc.(Æ) 68,825 360
Ingredion, Inc. 16,720 1,860
Inter Parfums , Inc. 9,577 1,432
J&J Snack Foods Corp. 33,342 5,345
Lancaster Colony Corp. 5,277 1,017
Limoneira Co. 21,114 328
MGP Ingredients, Inc. 5,280 602
Nomad Foods, Ltd.(Æ) 217,104 3,860
Performance Food Group Co.(Æ) 5,696 340
Pilgrim's Pride Corp.(Æ) 57,405 1,422
Post Holdings, Inc.(Æ) 5,407 461
Primo Water Corp. 164,728 2,334
Spectrum Brands Holdings, Inc. 62,668 4,914
Sprouts Farmers Market, Inc.(Æ) 16,574 651
Tyson Foods, Inc. Class A 62,932 3,507
United Natural Foods, Inc.(Æ) 10,455 217
US Foods Holding Corp.(Æ) 27,044 1,156
Warby Parker, Inc. Class A(Æ) 174,373 2,605
Weis Markets, Inc. 6,526 433
45,299
Energy - 4.0%
Amplify Energy Corp.(Æ) 105,347 773
Antero Resources Corp.(Æ) 104,489 2,795
Array Technologies, Inc.(Æ) 18,693 356
Cabot Oil & Gas Corp. 101,057 2,783
ChampionX Corp. 144,930 5,160
Civitas Resources, Inc. 27,056 2,025
CONSOL Energy, Inc. 7,881 587
Delek US Holdings, Inc. 47,695 1,316
Diamondback Energy, Inc. 18,179 2,678
EQT Corp. 17,282 729
First Solar, Inc.(Æ) 13,099 2,717
Helmerich & Payne, Inc. 19,355 867
HF Sinclair Corp. 20,474 1,066
Hostess Brands, Inc. Class A(Æ) 120,309 2,892
Liberty Energy, Inc. Class A 80,925 1,333
Marathon Oil Corp. 98,651 2,592
Matador Resources Co. 38,825 2,160
Nabors Industries, Inc.(Æ) 4,107 503
NOV, Inc. 178,177 3,578
Oil States International, Inc.(Æ) 131,628 1,058
Patterson-UTI Energy, Inc. 313,563 4,967
Pioneer Natural Resources Co. 10,477 2,364
ProFrac Holding Corp. Class A(Æ) 33,122 426
ProPetro Holding Corp.(Æ) 175,971 1,837
Ring Energy, Inc.(Æ)(Ñ) 549,604 1,330
Sitio Royalties Corp. Class A(Ñ) 3,071 84
Smart Sand, Inc.(Æ) 135,660 248
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Solaris Oilfield Infrastructure, Inc. Class A 468,518 5,121
Southwestern Energy Co.(Æ) 262,618 1,702
US Silica Holdings, Inc.(Æ) 104,840 1,364
W&T Offshore, Inc.(Æ) 290,122 1,271
58,682
Financial Services - 18.4%
Affiliated Managers Group, Inc. 11,012 1,527
Agree Realty Corp. (ö) 25,810 1,672
Air Lease Corp. Class A 36,453 1,543
Alpine Income Property Trust, Inc.(ö) 177,502 3,016
AlTi Global, Inc.(Æ) 38,990 305
Ambac Financial Group, Inc.(Æ) 104,566 1,479
American Equity Investment Life Holding
Co. 80,474 4,319
American Realty Investors, Inc.(Æ)(Ñ) 9,174 173
Anywhere Real Estate, Inc.(Æ) 326,944 2,740
Apple Hospitality REIT, Inc.(ö) 26,356 409
Ashford Hospitality Trust, Inc.(Æ)(ö) 103,587 414
Associated Banc-Corp. 20,340 385
Assurant, Inc. 5,539 745
Assured Guaranty, Ltd. 7,127 426
Axos Financial, Inc.(Æ) 11,131 523
Bancorp, Inc. (The)(Æ) 29,842 1,131
Bank OZK(Ñ) 42,384 1,853
BankUnited , Inc. 59,885 1,787
Banner Corp. 22,810 1,086
BGC Partners, Inc. Class A 464,370 2,210
Braemar Hotels & Resorts, Inc.(ö) 160,102 592
Bridgewater Bancshares, Inc.(Æ) 151,009 1,617
Brighthouse Financial, Inc.(Æ) 23,948 1,248
Cadence Bank 57,103 1,430
Cannae Holdings, Inc.(Æ) 75,935 1,548
Capitol Federal Financial, Inc. 224,250 1,487
Carter Bankshares , Inc.(Æ) 53,078 780
Chatham Lodging Trust(ö) 264,856 2,543
CNO Financial Group, Inc. 65,539 1,686
Cohen & Steers, Inc. 55,560 3,573
Columbia Banking System, Inc. 142,809 3,192
Columbia Financial, Inc.(Æ) 39,917 698
Community Bank System, Inc. 28,319 1,524
Community Healthcare Trust, Inc.(ö) 132,994 4,687
Consumer Portfolio Services, Inc.(Æ)(Ñ) 111,542 1,429
CTO Realty Growth, Inc.(Ñ)(ö) 201,772 3,531
Customers Bancorp, Inc.(Æ) 76,169 3,198
DiamondRock Hospitality Co.(ö) 224,060 1,905
Discover Financial Services 20,475 2,161
Distribution Solutions Group, Inc.(Æ) 29,156 1,616
Diversified Healthcare Trust(ö) 520,170 1,087
Easterly Government Properties, Inc.(ö) 340,111 5,020
Enova International, Inc.(Æ) 30,176 1,662
Equity Bancshares, Inc. Class A 68,820 1,869
Erie Indemnity Co. Class A 4,852 1,077
eXp World Holdings, Inc.(Ñ) 136,774 3,411
Extra Space Storage, Inc.(ö) 9,826 1,371
F&G Annuities & Life, Inc. 124,644 3,266
Federal Agricultural Mortgage Corp. Class
C 14,346 2,306
First American Financial Corp. 20,548 1,302
First BanCorp 106,817 1,586

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Bank(Ñ) 132,595 1,657
First Citizens BancShares , Inc. Class A 553 792
First Commonwealth Financial Corp. 59,331 857
First Horizon National Corp. 98,309 1,340
First Industrial Realty Trust, Inc.(ö) 54,380 2,811
First Internet Bancorp 58,673 1,323
First Merchants Corp. 17,994 578
FirstService Corp. 9,833 1,540
FNB Corp. 90,478 1,157
Forge Global Holdings, Inc.(Æ) 314,228 914
Gaming and Leisure Properties, Inc.(ö) 66,124 3,138
Genworth Financial, Inc. Class A(Æ) 108,399 635
Glacier Bancorp, Inc. 42,056 1,375
Globe Life, Inc. 826 93
Goosehead Insurance, Inc. Class A(Æ) 69,308 4,635
Grid Dynamics Holdings, Inc.(Æ) 141,783 1,477
GXO Logistics, Inc.(Æ) 65,634 4,402
Hamilton Lane, Inc. Class A 45,334 4,009
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 80,804 2,110
Hanover Insurance Group, Inc. (The) 23,918 2,714
Home BancShares , Inc. 40,342 981
Horace Mann Educators Corp. 65,354 1,969
Houlihan Lokey , Inc. Class A 57,877 5,779
Howard Hughes Corp. (The)(Æ) 40,210 3,395
Independence Realty Trust, Inc.(ö) 82,327 1,403
Independent Bank Group, Inc. 46,611 2,091
Jackson Financial, Inc. Class A 95,605 3,157
Jones Lang LaSalle, Inc.(Æ) 15,978 2,661
Kennedy-Wilson, Inc. 41,801 690
Kinsale Capital Group, Inc. 872 325
Lamar Advertising Co. Class A(ö) 5,068 500
LendingClub Corp.(Æ) 214,271 1,798
LendingTree , Inc.(Æ) 34,758 848
Live Oak Bancshares, Inc. 72,303 2,738
Maiden Holdings, Ltd.(Æ) 325,987 636
MBIA, Inc.(Æ) 91,425 799
Medical Properties Trust, Inc.(Ñ)(ö) 115,590 1,166
Metropolitan Bank Holding Corp.(Æ)(Ñ) 43,564 1,973
MGIC Investment Corp. 87,321 1,462
Mid-America Apartment Communities, Inc.
(ö) 4,859 727
Mr. Cooper Group, Inc.(Æ) 20,365 1,181
NETSTREIT Corp.(ö) 209,884 3,755
Newmark Group, Inc. Class A 322,719 2,233
NexPoint Residential Trust, Inc.(ö) 66,501 2,764
NMI Holdings, Inc. Class A(Æ) 57,349 1,532
Northrim BanCorp , Inc. 38,806 1,855
Ocwen Financial Corp.(Æ) 41,017 1,385
OFG Bancorp 134,940 4,519
Old Second Bancorp, Inc. 86,765 1,387
Origin Bancorp, Inc. 12,864 419
Outfront Media, Inc. (ö) 273,983 4,236
Pacific Premier Bancorp, Inc. 85,755 2,190
PacWest Bancorp(Ñ) 151,905 1,413
Pathward Financial, Inc. 18,152 943
Peapack -Gladstone Financial Corp. 47,186 1,379
Perella Weinberg Partners 95,814 947
Popular, Inc. 38,925 2,824
Postal Realty Trust, Inc. Class A(Ñ)(ö) 116,465 1,755
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Potlatch Corp.(ö) 58,858 3,157
Primerica, Inc. 8,016 1,705
Progyny , Inc.(Æ) 86,706 3,621
Radian Group, Inc. 51,019 1,374
Raymond James Financial, Inc. 29,861 3,287
Reinsurance Group of America, Inc. Class A 9,671 1,357
Ryman Hospitality Properties, Inc.(ö) 23,837 2,271
Safehold , Inc.(ö) 2,476 61
Sandy Spring Bancorp, Inc. 114,833 2,810
Selective Insurance Group, Inc. 41,173 4,249
Simmons First National Corp. Class A 94,966 1,917
SLM Corp. 75,562 1,223
Southern First Bancshares, Inc.(Æ) 69,730 2,104
Southern Missouri Bancorp, Inc. 31,039 1,492
SouthState Corp. 14,455 1,123
St. Joe Co. (The) 35,120 2,229
STAG Industrial, Inc.(ö) 130,831 4,749
Starwood Property Trust, Inc.(Ñ)(ö) 73,038 1,515
Stewart Information Services Corp. 53,319 2,513
Summit Financial Group, Inc. 61,472 1,387
Sun Communities, Inc.(ö) 13,480 1,756
Synovus Financial Corp. 33,737 1,144
Terreno Realty Corp.(ö) 1,917 114
Texas Capital Bancshares, Inc.(Æ) 28,980 1,850
Tradeweb Markets, Inc. Class A 18,095 1,480
Triumph Financial, Inc. 13,123 931
Trupanion , Inc.(Æ)(Ñ) 20,192 623
UMB Financial Corp. 15,523 1,102
United Community Banks, Inc. 44,508 1,294
Unum Group 41,015 1,994
Valley National Bancorp 165,153 1,694
Veritex Holdings, Inc. 83,122 1,788
Virtus Investment Partners, Inc. 1,899 391
Voya Financial, Inc. 70,855 5,262
Walker & Dunlop, Inc. 6,326 576
Webster Financial Corp. 50,085 2,370
270,030
Health Care - 12.5%
Acadia Healthcare Co., Inc.(Æ) 5,395 426
Aclaris Therapeutics, Inc.(Æ) 77,122 761
AdaptHealth Corp.(Æ) 56,389 775
Addus HomeCare Corp.(Æ) 18,839 1,725
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Align Technology, Inc.(Æ) 9,265 3,501
Amneal Pharmaceuticals, Inc.(Æ) 237,260 759
Apellis Pharmaceuticals, Inc.(Æ) 26,854 692
Arcellx , Inc.(Æ) 65,328 2,238
Argenx SE - ADR(Æ) 5,689 2,870
Arrowhead Pharmaceuticals, Inc.(Æ) 83,267 2,874
Arvinas , Inc.(Æ) 46,107 1,140
Ascendis Pharma A/S - ADR(Æ) 11,243 1,014
Assertio Holdings, Inc.(Æ) 156,573 891
Azenta , Inc.(Æ) 3,360 158
Beam Therapeutics, Inc.(Æ) 12,730 393
Biohaven , Ltd.(Æ) 7,390 147
Blueprint Medicines Corp.(Æ) 23,366 1,542
Cara Therapeutics, Inc.(Æ) 356,658 1,188
Catalent , Inc.(Æ) 21,400 1,038
Catalyst Pharmaceuticals, Inc.(Æ) 75,842 1,049

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Centene Corp.(Æ) 21,783 1,483
Certara , Inc.(Æ) 28,750 560
Charles River Laboratories International,
Inc.(Æ) 9,555 2,002
Chemed Corp. 4,610 2,402
Community Health Systems, Inc.(Æ) 200,953 882
Cooper Cos., Inc. (The) 2,058 805
CorVel Corp.(Æ) 11,987 2,452
Cytokinetics, Inc.(Æ) 104,681 3,491
Denali Therapeutics, Inc.(Æ) 44,828 1,274
Dentsply Sirona, Inc. 55,214 2,293
DexCom , Inc.(Æ) 9,320 1,161
DocGo , Inc.(Æ) 173,803 1,458
Doximity , Inc. Class A(Æ) 57,672 2,061
Dyne Therapeutics, Inc.(Æ) 61,738 752
Encompass Health Corp. 51,986 3,433
Enhabit , Inc.(Æ) 57,375 788
Enovis Corp.(Æ) 45,405 2,901
Ensign Group, Inc. (The) 29,828 2,889
Envista Holdings Corp.(Æ) 34,354 1,182
Evolus , Inc.(Æ) 139,452 1,397
Fulgent Genetics, Inc.(Æ) 32,823 1,275
Globus Medical, Inc. Class A(Æ) 6,568 396
Haemonetics Corp.(Æ) 20,950 1,932
Halozyme Therapeutics, Inc.(Æ) 34,605 1,487
HealthEquity , Inc.(Æ) 12,984 882
Henry Schein, Inc.(Æ) 17,378 1,369
Horizon Therapeutics PLC(Æ) 19,978 2,003
Icon PLC(Æ) 18,708 4,703
InfuSystem Holdings, Inc.(Æ) 72,324 746
Inhibrx , Inc.(Æ) 188,384 3,777
Inogen , Inc.(Æ) 106,897 873
Inspire Medical Systems, Inc.(Æ) 369 106
Integra LifeSciences Holdings Corp.(Æ) 36,168 1,645
Intellia Therapeutics, Inc.(Æ) 34,475 1,459
Ionis Pharmaceuticals, Inc.(Æ) 7,245 300
Jazz Pharmaceuticals PLC(Æ) 2,086 272
Keros Therapeutics, Inc.(Æ) 41,289 1,729
Kura Oncology, Inc.(Æ) 109,750 1,146
Kymera Therapeutics, Inc.(Æ) 29,181 639
Lantheus Holdings, Inc.(Æ) 3,709 321
Legend Biotech Corp. - ADR(Æ) 34,959 2,640
LeMaitre Vascular, Inc. 63,624 4,023
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,793 655
Liquidia Corp.(Æ) 178,929 1,381
LivaNova PLC(Æ) 26,368 1,541
Medpace Holdings, Inc.(Æ) 7,207 1,825
MeiraGTx Holdings PLC(Æ) 28,968 183
Mersana Therapeutics, Inc.(Æ) 79,693 98
ModivCare , Inc.(Æ) 28,279 1,237
Molina Healthcare, Inc.(Æ) 4,848 1,476
Neurocrine Biosciences, Inc.(Æ) 21,344 2,175
OmniAb , Inc.(Æ) 6,830 —
Omnicell , Inc.(Æ) 41,185 2,601
Option Care Health, Inc.(Æ) 17,405 588
Organon & Co. 43,438 955
Owens & Minor, Inc.(Æ) 68,193 1,312
Pediatrix Medical Group, Inc.(Æ) 46,506 639
Pennant Group, Inc. (The)(Æ) 47,422 544
Penumbra, Inc.(Æ) 1,309 397
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Perrigo Co. PLC 257,026 9,417
PetIQ , Inc.(Æ) 42,695 715
Pliant Therapeutics, Inc.(Æ) 46,326 826
Prestige Brands Holdings, Inc.(Æ) 7,856 512
Protagonist Therapeutics, Inc.(Æ) 41,198 799
PTC Therapeutics, Inc.(Æ) 25,026 1,010
Quest Diagnostics, Inc. 7,338 992
QuidelOrtho Corp.(Æ) 12,036 1,052
Quipt Home Medical Corp.(Æ)(Ñ) 191,971 1,019
Rain Oncology, Inc.(Æ)(Ñ) 719,513 957
Recursion Pharmaceuticals, Inc. Class A(Æ) 52,770 745
Repligen Corp.(Æ) 12,123 2,080
ResMed , Inc. 5,478 1,218
Rocket Pharmaceuticals, Inc.(Æ) 246,089 4,442
Sarepta Therapeutics, Inc.(Æ) 13,002 1,409
Schrodinger, Inc.(Æ) 79,588 4,163
Seagen , Inc.(Æ) 2,008 385
ShockWave Medical, Inc.(Æ) 3,899 1,016
Smith & Nephew PLC - ADR 135,542 4,118
SpringWorks Therapeutics, Inc.(Æ) 47,730 1,498
STERIS PLC 18,634 4,203
Supernus Pharmaceuticals, Inc.(Æ) 14,740 452
Syneos Health, Inc. Class A(Æ) 15,021 637
Tandem Diabetes Care, Inc.(Æ) 23,303 814
United Therapeutics Corp.(Æ) 6,528 1,585
US Physical Therapy, Inc. 22,949 2,668
Utah Medical Products, Inc. 12,312 1,211
Veeva Systems, Inc. Class A(Æ) 6,119 1,250
Ventyx Biosciences, Inc.(Æ) 26,721 990
Vericel Corp.(Æ) 56,908 2,044
Viridian Therapeutics, Inc.(Æ) 116,449 2,185
West Pharmaceutical Services, Inc. 14,698 5,409
Xencor , Inc.(Æ) 70,645 1,716
Xenon Pharmaceuticals, Inc.(Æ) 46,572 1,719
Zai Lab, Ltd. - ADR(Æ)(Ñ) 80,992 2,435
Zentalis Pharmaceuticals, Inc.(Æ) 50,000 1,336
Zimvie , Inc.(Æ) 146,212 2,006
183,210
Materials and Processing - 11.2%
AAON, Inc. 11,226 1,182
Acuity Brands, Inc. 2,856 472
Advanced Drainage Systems, Inc. 16,562 2,020
AdvanSix , Inc. 27,650 1,109
Albemarle Corp. 127 27
Alcoa Corp. 33,253 1,203
Arconic Corp.(Æ) 32,709 978
Ashland, Inc. 29,555 2,700
Avient Corp. 35,345 1,433
Axalta Coating Systems, Ltd.(Æ) 106,381 3,404
Balchem Corp. 20,807 2,804
Ball Corp. 122,247 7,175
Belden, Inc. 5,651 546
Builders FirstSource , Inc.(Æ) 34,934 5,045
Celanese Corp. Class A 31,339 3,930
Century Aluminum Co.(Æ) 94,914 883
Chemours Co. (The) 73,358 2,713
Cleveland-Cliffs, Inc.(Æ) 46,373 818
Codexis , Inc.(Æ) 386,186 1,390
Commercial Metals Co. 77,975 4,462

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Crown Holdings, Inc. 12,014 1,114
Darling Ingredients, Inc.(Æ) 12,608 873
Eagle Materials, Inc. 17,343 3,198
Element Solutions, Inc. 274,023 5,744
Fabrinet (Æ) 5,341 660
FMC Corp. 824 79
Fortitude Gold Corp. 63,468 414
Fortune Brands Innovations, Inc. 38,931 2,767
Healthcare Services Group, Inc. 33,938 428
Huntsman Corp. 21,662 645
Ingevity Corp.(Æ) 3,255 208
Innospec , Inc. 4,161 446
Intrepid Potash, Inc.(Æ) 64,132 1,764
ITT, Inc. 39,309 3,915
Kaiser Aluminum Corp. 54,225 4,403
KAR Auction Services, Inc.(Æ) 196,303 3,082
Knife River Corp.(Æ) 25,914 1,126
Koppers Holdings, Inc. 14,523 556
Lennox International, Inc. 19,466 7,153
LKQ Corp. 42,380 2,322
LSB Industries, Inc.(Æ) 127,844 1,428
Masco Corp. 24,332 1,476
Masterbrand, Inc.(Æ) 418,141 5,164
Mativ Holdings, Inc. 213,929 3,367
MDU Resources Group, Inc. 103,659 2,293
Minerals Technologies, Inc. 16,922 1,038
Modine Manufacturing Co.(Æ) 174,764 6,564
Mohawk Industries, Inc.(Æ) 11,575 1,231
Olin Corp. 23,277 1,343
Olympic Steel, Inc. 22,978 1,282
Osisko Gold Royalties, Ltd. 114,225 1,693
Owens Corning 10,132 1,418
Packaging Corp. of America 4,726 725
PGT Innovations, Inc.(Æ) 32,596 933
Pool Corp. 12,749 4,905
Quaker Chemical Corp. 6,825 1,368
Reliance Steel & Aluminum Co. 4,945 1,448
Resideo Technologies, Inc.(Æ) 50,050 937
Rogers Corp.(Æ) 8,723 1,471
Royal Gold, Inc. 15,751 1,892
RPM International, Inc. 6,601 682
Rush Enterprises, Inc. Class A 47,322 3,061
ScanSource , Inc.(Æ) 32,232 970
Sealed Air Corp. 18,480 843
Silgan Holdings, Inc. 130,449 5,720
SiteOne Landscape Supply, Inc.(Æ) 13,147 2,235
SPX Technologies, Inc.(Æ) 51,202 4,332
Steel Dynamics, Inc. 20,453 2,180
Sylvamo Corp. 51,888 2,546
Timken Co. (The) 7,696 715
TimkenSteel Corp.(Æ) 35,975 838
Trex Co., Inc.(Æ) 34,500 2,385
UFP Industries, Inc. 15,078 1,549
United States Steel Corp. 41,621 1,061
Valmont Industries, Inc. 2,427 643
Valvoline, Inc. 46,246 1,756
Watsco , Inc. 4,901 1,853
Westrock Co. 68,851 2,292
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Worthington Industries, Inc. 9,630 719
163,547
Producer Durables - 17.7%
AAR Corp.(Æ) 11,205 670
ABM Industries, Inc. 8,925 413
Advantage Solutions, Inc.(Æ) 354,916 919
AECOM 40,397 3,515
Alamo Group, Inc. 5,697 1,104
Alarm.com Holdings, Inc.(Æ) 56,742 3,133
Alaska Air Group, Inc.(Æ) 7,333 357
Alight, Inc. Class A(Æ) 564,753 5,523
Allison Transmission Holdings, Inc. Class A 13,732 806
Alta Equipment Group, Inc. 66,347 1,072
AMN Healthcare Services, Inc.(Æ) 53,801 5,765
Applied Industrial Technologies, Inc. 4,001 580
ArcBest Corp. 26,943 3,134
Arcosa , Inc. 45,271 3,494
Arhaus , Inc.(Æ)(Ñ) 94,961 1,088
Avery Dennison Corp. 4,784 880
Badger Meter, Inc. 12,047 1,983
Barnes Group, Inc. 43,590 1,713
Booz Allen Hamilton Holding Corp. Class A 9,028 1,093
Brady Corp. Class A 44,653 2,303
BWX Technologies, Inc. 97,787 6,747
Carlisle Cos., Inc. 4,808 1,333
Centrus Energy Corp. Class A(Æ) 21,431 806
Chart Industries, Inc.(Æ) 6,668 1,215
CIRCOR International, Inc.(Æ) 14,895 830
CNH Industrial NV 106,754 1,533
Comfort Systems USA, Inc. 8,542 1,486
Construction Partners, Inc. Class A(Æ) 59,402 1,746
CoStar Group, Inc.(Æ) 30,654 2,574
Crane Co. 15,099 1,415
Cross Country Healthcare, Inc.(Æ) 10,832 280
CryoPort , Inc.(Æ) 33,756 542
Deluxe Corp. 169,750 3,224
DMC Global, Inc.(Æ) 58,983 1,112
Donaldson Co., Inc. 16,407 1,031
Dorian LPG, Ltd. 46,650 1,387
Dorman Products, Inc.(Æ) 14,326 1,213
Dycom Industries, Inc.(Æ) 11,879 1,183
Eagle Bulk Shipping, Inc.(Ñ) 714 33
Encore Wire Corp. 5,691 971
EnerSys 62,739 6,796
EnPro Industries, Inc. 10,599 1,471
Esab Corp. 53,970 3,708
ESCO Technologies, Inc. 24,586 2,472
Euronet Worldwide, Inc.(Æ) 55,440 4,872
ExlService Holdings, Inc.(Æ) 6,892 971
Exponent, Inc. 10,275 920
FARO Technologies, Inc.(Æ) 56,093 931
Flowserve Corp. 198,821 7,508
Fluor Corp.(Æ) 37,800 1,171
Forward Air Corp. 3,832 455
Fox Factory Holding Corp.(Æ) 45,423 5,083
Franklin Electric Co., Inc. 24,410 2,412
FTI Consulting, Inc.(Æ) 7,468 1,308
Gartner, Inc.(Æ) 3,010 1,064
Gentex Corp. 58,622 1,969

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GFL Environmental, Inc. 42,753 1,460
Gorman-Rupp Co. (The) 39,371 1,248
Granite Construction, Inc. 19,483 797
H&E Equipment Services, Inc. 20,683 1,005
Hawaiian Holdings, Inc.(Æ) 168,184 1,949
HEICO Corp. 14,416 2,537
Herc Holdings, Inc. 7,337 982
Hertz Global Holdings, Inc.(Æ) 51,998 876
Hexcel Corp. 8,499 601
Hillman Solutions Corp.(Æ) 114,599 1,128
HNI Corp. 15,359 447
Howmet Aerospace, Inc. 66,445 3,398
Huntington Ingalls Industries, Inc. 2,524 580
Information Services Group, Inc. 136,081 701
Insperity , Inc. 10,094 1,188
John Bean Technologies Corp. 1,227 152
Kaman Corp. Class A 143,452 3,284
Keysight Technologies, Inc.(Æ) 14,446 2,327
Knight-Swift Transportation Holdings, Inc. 9,433 573
Lamb Weston Holdings, Inc. 38,820 4,023
Landstar System, Inc. 9,875 2,010
Limbach Holdings, Inc.(Æ) 15,212 402
Littelfuse , Inc. 16,536 5,037
Lovesac Co. (The)(Æ) 18,687 547
MarketAxess Holdings, Inc. 4,289 1,155
MasTec , Inc.(Æ) 17,488 2,059
Matson, Inc. 32,889 3,074
Maximus, Inc. 23,374 1,958
Mayville Engineering Co., Inc.(Æ) 26,392 319
Middleby Corp.(Æ) 8,536 1,296
MillerKnoll , Inc. 152,755 2,989
Montrose Environmental Group, Inc.(Æ) 30,973 1,254
Murphy USA, Inc. 1,877 576
MYR Group, Inc.(Æ) 11,935 1,701
Nordson Corp. 6,859 1,726
NV5 Global, Inc.(Æ) 34,308 3,758
Paylocity Holding Corp.(Æ) 19,836 4,500
Pentair PLC 13,065 908
Phinia , Inc.(Æ) 79,412 2,253
PROG Holdings, Inc.(Æ) 67,376 2,734
Quanta Services, Inc. 39,003 7,864
RBC Bearings, Inc.(Æ) 1,938 438
Regal Rexnord Corp. 9,258 1,446
Repay Holdings Corp.(Æ) 148,787 1,242
RXO, Inc.(Æ) 9,872 218
Ryder System, Inc. 13,972 1,427
Ryerson Holding Corp. 31,214 1,326
Saia, Inc.(Æ) 16,739 7,083
SHYFT Group, Inc. (The) 18,176 262
Snap-on, Inc. 3,029 825
SoundThinking , Inc.(Æ) 31,708 720
Spirit Airlines, Inc. 48,491 887
Standex International Corp. 22,197 3,298
Stanley Black & Decker, Inc. 28,337 2,813
Sterling Infrastructure, Inc.(Æ) 21,014 1,261
Teekay Tankers, Ltd. Class A 12,352 539
Teledyne Technologies, Inc.(Æ) 2,321 893
Tennant Co. 920 74
Terex Corp. 16,159 947
Tetra Tech, Inc. 14,434 2,442
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Textainer Group Holdings, Ltd. 16,226 667
Textron, Inc. 11,075 861
Thermon Group Holdings, Inc.(Æ) 79,805 2,203
Tidewater, Inc.(Æ) 10,522 664
Toast, Inc. Class A(Æ) 32,193 711
TopBuild Corp.(Æ) 6,629 1,816
Toro Co. (The) 9,787 995
TransUnion 4,673 372
Trimble Navigation, Ltd.(Æ) 49,203 2,647
UniFirst Corp. 3,829 621
United Rentals, Inc. 7,327 3,405
V2X, Inc.(Æ) 94,911 4,884
Vertex Energy, Inc.(Æ) 89,953 474
Vontier Corp. 97,266 3,008
Watts Water Technologies, Inc. Class A 4,528 845
WESCO International, Inc. 32,566 5,718
Westinghouse Air Brake Technologies Corp. 15,241 1,805
Whole Earth Brands, Inc.(Æ) 451,623 1,829
WNS Holdings, Ltd. - ADR(Æ) 45,493 3,144
XPO, Inc.(Æ) 48,776 3,377
Zebra Technologies Corp. Class A(Æ) 1,182 364
259,244
Technology - 13.3%
ACI Worldwide, Inc.(Æ) 66,841 1,550
ACM Research, Inc. Class A(Æ) 35,513 465
ADTRAN Holdings, Inc. 98,862 962
Advanced Micro Devices, Inc.(Æ) 6,838 782
Alpha & Omega Semiconductor, Ltd.(Æ) 49,791 1,637
Altair Engineering, Inc. Class A(Æ) 21,924 1,643
American Software, Inc. Class A 263,831 3,042
Appfolio , Inc. Class A(Æ) 32,725 5,910
Arista Networks, Inc.(Æ) 9,572 1,485
Aviat Networks, Inc.(Æ) 5 —
Avid Technology, Inc.(Æ) 26,121 623
Avnet, Inc. 13,838 671
Bandwidth, Inc. Class A(Æ) 68,627 1,040
Bio Techne Corp. 73,832 6,158
Black Knight, Inc.(Æ) 33,767 2,374
Blackline, Inc.(Æ) 28,626 1,663
Box, Inc. Class A(Æ) 18,284 571
Broadridge Financial Solutions, Inc. 6,755 1,134
Bumble, Inc. Class A(Æ) 127,653 2,364
CACI International, Inc. Class A(Æ) 11,126 3,899
Calix, Inc.(Æ) 8,224 371
CCC Intelligent Solutions Holdings, Inc.(Æ) 493,340 5,437
Clearfield, Inc.(Æ) 13,225 618
Cognex Corp. 20,655 1,128
Coherent Corp.(Æ) 5,442 258
Cohu , Inc.(Æ) 5,969 261
Concentrix Corp. 7,146 595
Consensus Cloud Solutions, Inc.(Æ) 29,201 946
Crane NXT Co. 65,299 3,862
Daily Journal Corp.(Æ) 3,316 960
Descartes Systems Group, Inc. (The)(Æ) 50,844 3,959
Digital Turbine, Inc.(Æ) 92,112 998
Diodes, Inc.(Æ) 27,037 2,555
Dolby Laboratories, Inc. Class A 32,605 2,889
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,070
DoubleVerify Holdings, Inc.(Æ) 59,249 2,494

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DXC Technology Co.(Æ) 44,034 1,218
Dynatrace , Inc.(Æ) 40,960 2,240
DZS, Inc.(Æ) 256,932 969
Endava PLC - ADR(Æ) 21,259 1,115
Entegris , Inc. 41,587 4,563
Envestnet , Inc.(Æ) 42,297 2,622
EPAM Systems, Inc.(Æ) 2,481 588
Evolent Health, Inc. Class A(Æ) 27,982 850
Fair Isaac Corp.(Æ) 10,245 8,585
Five9, Inc.(Æ) 30,981 2,719
Fortinet, Inc.(Æ) 34,313 2,667
GCI Liberty, Inc.(Æ)(Š) 39,677 —
Genpact , Ltd. 57,462 2,074
Globant SA(Æ) 18,142 3,170
GoDaddy , Inc. Class A(Æ) 24,884 1,918
Guidewire Software, Inc.(Æ) 16,199 1,374
Inspired Entertainment, Inc.(Æ) 29,374 370
IPG Photonics Corp.(Æ) 1,991 262
Jabil Circuit, Inc. 6,244 691
Jack Henry & Associates, Inc. 4,880 818
Kimball Electronics, Inc.(Æ) 21,038 614
Kulicke & Soffa Industries, Inc. 157,843 9,452
Kyndryl Holdings, Inc.(Æ) 92,269 1,260
Lattice Semiconductor Corp.(Æ) 11,676 1,062
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 396
Model N, Inc.(Æ) 33,153 1,105
Monolithic Power Systems, Inc. 12,574 7,035
NCR Corp.(Æ) 173,030 4,651
Nice, Ltd. - ADR(Æ) 13,795 3,005
Olo , Inc. Class A(Æ) 40,313 317
ON Semiconductor Corp.(Æ) 12,467 1,343
PDF Solutions, Inc.(Æ) 17,238 793
Photronics , Inc.(Æ) 34,924 924
PlayAGS , Inc.(Æ) 240,912 1,595
Plexus Corp.(Æ) 29,571 2,912
Power Integrations, Inc. 15,546 1,510
Progress Software Corp. 36,263 2,178
PTC, Inc.(Æ) 24,074 3,510
Pure Storage, Inc. Class A(Æ) 10,531 390
Qualys , Inc.(Æ) 35,481 4,925
Rambus, Inc.(Æ) 18,176 1,138
Ribbon Communications, Inc.(Æ) 265,110 843
Shutterstock , Inc. 19,127 984
Simulations Plus, Inc. 16,355 814
SiTime Corp.(Æ) 11,684 1,507
Skyworks Solutions, Inc. 57,702 6,599
Smartsheet , Inc. Class A(Æ) 397 18
SPS Commerce, Inc.(Æ) 36,339 6,555
Super Micro Computer, Inc.(Æ) 21,757 7,186
Synaptics , Inc.(Æ) 8,829 797
SYNNEX Corp. 7,146 705
Take-Two Interactive Software, Inc.(Æ) 3,269 500
Thoughtworks Holding, Inc.(Æ) 146,132 1,036
Thryv Holdings, Inc.(Æ) 92,699 2,197
Tingo Group, Inc.(Æ)(Ñ) 356,654 503
Tyler Technologies, Inc.(Æ) 8,952 3,551
Universal Display Corp. 5,896 860
Verint Systems, Inc.(Æ) 49,513 1,850
Verra Mobility Corp.(Æ) 156,050 3,275
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wolfspeed , Inc.(Æ) 4,678 308
195,390
Utilities - 3.0%
ALLETE, Inc. 78,213 4,492
American States Water Co. 15,862 1,402
APA Corp. 19,626 795
Baytex Energy Corp. 240,587 972
Brookfield Infrastructure Corp. Class A 11,226 525
Callon Petroleum Co.(Æ) 36,687 1,378
Chesapeake Energy Corp. 837 71
Chesapeake Utilities Corp. 2,677 317
Chord Energy Corp. 9,808 1,538
Cogent Communications Holdings, Inc. 20,250 1,240
Constellation Energy Corp. 13,579 1,312
DT Midstream, Inc. 103,821 5,557
Earthstone Energy, Inc. Class A(Æ)(Ñ) 52,676 842
Essential Utilities, Inc. 10,235 433
Iridium Communications, Inc. 47,158 2,478
Magnolia Oil & Gas Corp. Class A 55,264 1,224
NextDecade Corp.(Æ) 5,788 32
Northern Oil and Gas, Inc. 30,626 1,206
Northwest Natural Holding Co. 64,120 2,755
Ovintiv , Inc. 7,842 361
RGC Resources, Inc. 79,324 1,596
SandRidge Energy, Inc. 18,274 312
SilverBow Resources, Inc.(Æ) 46,439 1,663
Talos Energy, Inc.(Æ) 80,185 1,283
UGI Corp. 88,635 2,392
Viper Energy Partners, LP 78,356 2,125
Vistra Corp. 105,077 2,948
Vital Energy, Inc.(Æ) 34,137 1,802
43,051
Total Common Stocks
(cost $847,039) 1,426,205
Preferred Stocks - 0.0%
Consumer Staples - 0.0%
Qurate Retail, Inc.
8.000% due 03/15/31 4,783
171
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25 (¢) 3,454
94
Total Preferred Stocks
(cost $459) 265
Warrants and Rights - 0.0%
Chord Energy Corp.( Æ)(Ñ)
2024 Warrants 12,581 264
Nabors Industries, Inc.( Æ)(Ñ)
2026 Warrants 3,926 72
Total Warrants and Rights
(cost $58) 336
Short-Term Investments - 2.5%
U.S. Cash Management Fund(@) 35,992,043
(∞)
35,978

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $35,980) 35,978
Other Securities - 1.5%
U.S. Cash Collateral Fund(@)(×) 22,191,528
(∞)
22,192
Total Other Securities
(cost $22,192) 22,192
Total Investments - 101.4%
(identified cost $905,728) 1,484,976
Other Assets and Liabilities,
Net - (1.4)%
(19,965)
Net Assets - 100.0%
1,465,011

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 77
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini 100 Index Futures 370 USD 37,252 09/23 2,372
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,372
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 207,752 $ — $ —
$ —
$ 207,752
Consumer Staples 45,299 — —
—
45,299
Energy 58,682 — —
—
58,682
Financial Services 270,030 — —
—
270,030
Health Care 183,210 — —
—
183,210
Materials and Processing 163,547 — —
—
163,547
Producer Durables 259,244 — —
—
259,244
Technology 195,390 — —
—
195,390
Utilities 43,051 — —
—
43,051
Preferred Stocks 265 — — — 265
Warrants and Rights 336 — — — 336
Short-Term Investments — — — 35,978 35,978
Other Securities — — — 22,192 22,192
Total Investments
1,426,806 — — 58,170 1,484,976
Other Financial Instruments
Assets
Futures Contracts 2,372 — — — 2,372
Total Other Financial Instruments
*
$ 2,372 $ — $ — $ — $ 2,372
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.5%
Argentina - 0.1%
YPF SA - ADR(Æ) 181,187 2,698
Australia - 1.5%
Ampol, Ltd. 24,942 552
AngloGold Ashanti, Ltd. - ADR 244,859 5,436
Aristocrat Leisure, Ltd. 27,901 738
ASX, Ltd. - ADR 25,468 1,065
BHP Group, Ltd. 20,664 644
BHP Group, Ltd. - ADR 105,169 3,279
BlueScope Steel, Ltd. 40,511 595
Brambles, Ltd. 164,769 1,558
Commonwealth Bank of Australia
- ADR 76,958 5,474
Glencore PLC 864,714 5,251
Goodman Group(ö) 176,076 2,437
Independence Group NL 150,541 1,398
LendLease Group 359,637 2,092
Lottery Corp., Ltd. (The) 246,339 857
Macquarie Group, Ltd. 2,380 280
Medibank Pvt, Ltd. 239,267 564
National Australia Bank, Ltd. - ADR 41,547 794
Newcrest Mining, Ltd. 110,903 1,993
QBE Insurance Group, Ltd. 163,228 1,730
Reece, Ltd. 154,087 2,031
Rio Tinto PLC 4,261 281
Rio Tinto, Ltd. - ADR 7,211 568
Santos, Ltd. 219,561 1,178
South32, Ltd. Class B 288,598 757
Tabcorp Holdings, Ltd. 246,339 175
Telstra Corp., Ltd. - ADR 127,485 1,813
Telstra Group, Ltd. 1,222,748 3,502
Washington H Soul Pattinson & Co.,
Ltd. 38,433 853
Woodside Energy Group, Ltd. 61,202 1,575
Woolworths Group, Ltd. 28,891 750
50,220
Austria - 0.5%
ams AG(Æ) 296,233 2,628
Erste Group Bank AG 249,037 9,409
Mondi PLC 324,408 5,681
OMV AB 12,197 550
18,268
Belgium - 0.3%
Ageas SA 68,341 2,894
Anheuser-Busch InBev SA 21,723 1,245
Proximus SA 172,190 1,318
UCB SA 66,505 5,889
11,346
Brazil - 2.7%
Ambev SA(Æ) 2,923,957 9,188
Ambev SA - ADR(Æ) 495,475 1,546
Atacadao SA 2,013,576 5,842
Azul SA - ADR(Æ) 69,937 779
B3 SA - Brasil Bolsa Balcao 148,446 468
Banco Bradesco SA - ADR 2,728,649 9,632
Banco do Brasil SA 175,114 1,785
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Centrais Eletricas Brasileiras SA 268,811 2,197
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 306,008 3,760
Cosan SA 3,459 15
Hypera SA(Æ) 31,472 288
Itau Unibanco Holding SA - ADR(Æ) 910,178 5,470
Localiza Rent a Car SA(Æ) 213,098 3,029
Lojas Renner SA(Æ) 970,061 3,846
MercadoLibre, Inc.(Æ) 5,850 7,243
Petro Rio SA(Æ) 118,570 1,144
Petroleo Brasileiro SA - ADR 369,645 5,421
Rumo SA 1,038,034 5,101
Telefonica Brasil SA 464,384 4,135
Telefonica Brasil SA - ADR 356,661 3,203
TIM SA - ADR 127,126 1,920
Ultrapar Participacoes SA 544,610 2,175
Vale SA 21,274 311
Vale SA Class B - ADR 792,270 11,591
Wheaton Precious Metals Corp. 55,002 2,466
92,555
Burkina Faso - 0.2%
Endeavour Mining PLC 250,633 6,048
Canada - 4.2%
Agnico Eagle Mines, Ltd. 43,719 2,291
Alimentation Couche-Tard, Inc. 40,402 2,045
ARC Resources, Ltd. 134,430 2,031
Bank of Montreal 34,854 3,239
Bank of Nova Scotia (The) 49,338 2,485
Barrick Gold Corp. 230,152 3,977
BCE, Inc. 33,358 1,442
Brookfield Asset Management, Inc. 30,420 1,062
Brookfield Asset Management, Inc.
Class A 7,605 257
Brookfield Corp. 8,533 298
CAE, Inc.(Æ) 649,612 14,843
Cameco Corp. Class A 74,549 2,621
Canadian Imperial Bank of Commerce 15,366 677
Canadian National Railway Co. 100,375 12,167
Canadian Natural Resources, Ltd. 29,841 1,814
Canadian Pacific Kansas City, Ltd. 75,179 6,186
Canadian Tire Corp., Ltd. Class A 1,150 158
CCL Industries, Inc. Class B 51,727 2,480
Celestica, Inc.(Æ) 5,142 113
Cenovus Energy, Inc. 45,215 860
CGI Group, Inc.(Æ) 33,689 3,423
Constellation Software, Inc. 1,013 2,140
Dollarama, Inc. 87,191 5,743
Enbridge, Inc. 11,372 418
Fairfax Financial Holdings, Ltd. 480 383
Fortis, Inc. 33,293 1,419
Franco-Nevada Corp. 11,855 1,729
Franco-Nevada Corp. Class T 14,897 2,174
George Weston, Ltd. 337 39
Hydro One, Ltd.(Þ) 3,276 92
Imperial Oil, Ltd. 49,896 2,690
Intact Financial Corp. 11,714 1,731
Ivanhoe Mines, Ltd. Class A(Æ) 706,734 7,493
Loblaw Cos., Ltd. 22,866 2,029

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lumine Group, Inc.(Æ)(Þ) 3,039 48
Magna International, Inc. Class A 66,166 4,256
Manulife Financial Corp. 167,246 3,345
Metro, Inc. Class A 8,999 484
National Bank of Canada 9,586 751
Nutrien, Ltd. 19,394 1,336
Open Text Corp. 32,914 1,414
Pembina Pipeline Corp. 53,664 1,700
Rogers Communications, Inc. Class B 46,281 2,026
Royal Bank of Canada 11,848 1,175
Royal Bank of Canada - GDR 45,502 4,511
Stantec, Inc. 73,864 5,002
Sun Life Financial, Inc. 65,876 3,466
Suncor Energy, Inc. 45,121 1,412
TC Energy Corp. 111,514 3,999
Teck Resources, Ltd. Class B 62,967 2,797
TELUS Corp. 77,842 1,385
Thomson Reuters Corp. 8,660 1,169
Toromont Industries, Ltd. 2,158 184
Toronto-Dominion Bank (The) 119,211 7,861
Tourmaline Oil Corp. 2,046 106
Trisura Group, Ltd.(Æ) 436 11
140,987
Chile - 0.2%
Antofagasta PLC 40,980 882
Banco de Chile - ADR 3 —
Enel Americas SA(Æ) 15,556,492 2,103
Sociedad Quimica y Minera de Chile
SA - ADR 49,143 3,621
6,606
China - 9.3%
3SBio, Inc. Class A(Þ) 62,282 60
Agricultural Bank of China, Ltd. Class
H 2,624,209 953
Air China, Ltd. Class H(Æ) 1,612,000 1,318
Akeso, Inc. Class B(Æ)(Þ) 310,910 1,640
Alibaba Group Holding, Ltd.(Æ) 2,584,077 32,914
Aluminum Corp. of China, Ltd. Class A 1,895,933 1,690
Aluminum Corp. of China, Ltd. Class H 7,286,689 3,602
Anhui Conch Cement Co., Ltd. Class H 1,104,891 3,329
Anta Sports Products, Ltd. 682,600 8,041
Baidu, Inc. Class A(Æ) 451,409 8,819
Baidu, Inc. - ADR(Æ) 51,433 8,023
Bank of China, Ltd. Class H 179,365 67
Bank of Communications Co., Ltd.
Class A 2,375,400 1,935
Baoshan Iron & Steel Co., Ltd. Class A 657,921 593
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 314,808 1,359
Budweiser Brewing Co. APAC, Ltd.(Þ) 248,361 602
BYD Co., Ltd. Class H 204,000 7,235
Chacha Food Co., Ltd. Class A 258,542 1,485
China Construction Bank Corp. Class A 2,915,501 2,514
China Construction Bank Corp. Class H 7,238,000 4,210
China Energy Engineering Group Co.,
Ltd.(Æ) 1,854,220 636
China Longyuan Power Group Corp.,
Ltd. Class H 619,795 598
China Mengniu Dairy Co., Ltd.(Æ) 247,223 939
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Merchants Bank Co., Ltd. Class
A 41,016 204
China Merchants Bank Co., Ltd. Class
H 262,598 1,298
China Minsheng Banking Corp., Ltd.
Class A 4,214,000 2,370
China National Building Material Co.,
Ltd. Class H 167,074 105
China Oilfield Services, Ltd. Class H 1,940,593 2,293
China Resources Land, Ltd. 464,617 2,158
China Tourism Group Duty Free Corp.,
Ltd. Class A 207,976 3,692
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ) 172,800 2,762
China Zheshang Bank Co., Ltd. Class A 3,337,100 1,299
COSCO SHIPPING Holdings Co., Ltd.
Class H 514,022 543
Country Garden Services Holdings Co.,
Ltd. 5,982,750 6,771
CSPC Pharmaceutical Group, Ltd. 167,447 140
Dali Foods Group Co., Ltd.(Þ) 3,791,000 1,765
Daqo New Energy Corp. - ADR(Æ) 51,262 2,003
Ganfeng Lithium Group Co., Ltd. Class
H(Þ) 585,200 3,744
Geely Automobile Holdings, Ltd. 3,822,421 5,534
Greentown China Holdings, Ltd. 99,765 114
Guangdong Haid Group Co., Ltd. Class
A 23,741 168
Guotai Junan Securities Co., Ltd. Class
H(Þ) 2,626,800 3,277
H World Group, Ltd. - ADR(Æ) 78,248 3,759
Haier Smart Home Co., Ltd. Class H 366,716 1,208
Huatai Securities Co., Ltd. Class A 1,119,500 2,671
Industrial & Commercial Bank of
China, Ltd. Class H 1,211,463 591
Inner Mongolia BaoTou Steel Union
Co., Ltd. Class A(Æ) 1,152,407 305
Inner Mongolia Dian Tou Energy Corp.,
Ltd. Class A 772,469 1,487
JD.com, Inc. Class A 56,070 1,153
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 1,871 12
Jiangsu Yangnong Chemical Co., Ltd.
Class A 197,697 1,969
Kuaishou Technology(Æ)(Þ) 1,711,017 14,789
Kunlun Energy Co., Ltd. 370,001 302
Kweichow Moutai Co., Ltd. Class A 1,400 370
Lenovo Group, Ltd. 287,632 330
Li Auto, Inc. Class A(Æ) 405,100 8,651
Li Auto, Inc. - ADR(Æ) 127,946 5,476
Li Ning Co., Ltd. 160,453 985
Lizhong Sitong Light Alloys Group Co.,
Ltd.(Æ) 599,958 2,227
Longfor Group Holdings, Ltd.(Þ) 1,000,500 2,674
Meituan Class B(Æ)(Þ) 665,036 12,652
Midea Group Co., Ltd. Class A 250,800 2,085
Muyuan Foods Co., Ltd. Class A 313,273 1,950
NetEase, Inc. 42,870 932
NetEase, Inc. - ADR 17,388 1,891
New China Life Insurance Co., Ltd.
Class A 259,451 1,651

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ningbo Orient Wires & Cables Co., Ltd.
Class A 200,562 1,303
Nongfu Spring Co., Ltd. Class H(Þ) 244,027 1,419
PDD Holdings, Inc. - ADR(Æ) 93,195 8,371
PetroChina Co., Ltd. Class H 342,291 250
PICC Property & Casualty Co., Ltd.
Class A 719,354 639
Ping An Bank Co., Ltd. Class A 593,913 1,024
Ping An Insurance Group Co. of China,
Ltd. Class H 323,000 2,350
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,251,043 768
QuakeSafe Technologies Co., Ltd.
Class A 1 —
SAIC Motor Corp., Ltd. Class A 1,497,132 3,245
Sany Heavy Industry Co., Ltd. Class A 189,007 470
Shandong Gold Mining Co., Ltd. Class
H(Þ) 459,385 921
Shandong Head Group Co., Ltd. Class
A 206,218 553
Shanghai International Airport Co., Ltd.
Class A(Æ) 415,800 2,772
Shenzhen Kangtai Biological Products
Co., Ltd. Class A(Æ) 99,461 409
Silergy Corp. 104,000 1,096
Skshu Paint Co., Ltd. Class A(Æ) 270,187 3,118
Tencent Holdings, Ltd. 1,115,128 51,182
Tencent Music Entertainment Group
- ADR(Æ) 161,216 1,127
Tongcheng Travel Holdings, Ltd.(Æ)(Þ) 514,000 1,240
Trip.com Group, Ltd. - ADR(Æ) 164,733 6,761
Vipshop Holdings, Ltd. - ADR 113,514 2,137
Weichai Power Co., Ltd. Class H 1,675,041 2,475
Wharf Holdings, Ltd. (The) 783,000 1,829
Wilmar International, Ltd. 501,800 1,460
WuXi AppTec Co., Ltd. Class H(Þ) 350,700 3,307
Xiaomi Corp. Class B(Æ)(Þ) 967,800 1,532
Yum China Holdings, Inc. 15,491 945
Zhejiang Huayou Cobalt Co., Ltd.
Class A 13,132 93
Zhuzhou CRRC Times Electric Co.,
Ltd. Class H 318,400 1,267
Zijin Mining Group Co., Ltd. Class H 3,894,000 6,701
313,686
Denmark - 1.4%
AP Moller - Maersk A/S Class B 193 396
Carlsberg A/S Class B 6,062 910
Chr Hansen Holding A/S 26,821 2,023
Coloplast A/S Class B 10,575 1,314
Danske Bank A/S 174,482 4,140
Demant A/S(Æ) 37,386 1,492
DSV A/S 20,216 4,031
Genmab A/S(Æ) 3,953 1,630
Novo Nordisk A/S Class B 140,253 22,622
Novo Nordisk A/S - ADR 11,463 1,847
Novozymes A/S Class B 28,228 1,414
Orsted A/S Class A(Þ) 17,669 1,538
Tryg A/S 33,335 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vestas Wind Systems A/S(Æ) 92,817 2,483
46,499
Finland - 0.6%
Kesko OYJ Class A 102,940 2,060
Kone OYJ Class B 27,580 1,412
Nokia OYJ 2,901,790 11,461
Nordea Bank Abp 22,328 253
Orion OYJ Class B 3,058 118
Stora Enso OYJ Class R 133,878 1,637
UPM-Kymmene OYJ 397 13
Wartsila OYJ Class B 252,656 3,176
20,130
France - 7.0%
Accor SA 402,197 15,147
Air Liquide SA Class A 28,122 5,045
Airbus Group SE 53,676 7,908
Amundi SA(Þ) 158,989 9,740
AXA SA 210,107 6,459
BioMerieux 6,339 681
BNP Paribas SA 72,584 4,788
Bouygues SA - ADR 86,421 3,095
Bureau Veritas SA 184,052 5,052
Capgemini SE 28,796 5,228
Carrefour SA 248,983 4,977
Christian Dior SE 1,811 1,594
Cie de Saint-Gobain SA 104,612 7,059
Danone SA - ADR 241,922 2,964
Dassault Aviation SA 38,843 7,549
Dassault Systemes SE 51,321 2,197
Dassault Systemes SE - ADR 39,478 1,694
Edenred 11,652 756
Eiffage SA 4,109 427
Engie SA 407,351 6,680
EssilorLuxottica SA 15,835 3,184
Hermes International 983 2,175
Ipsen SA 13,906 1,751
Legrand SA - ADR 16,313 1,632
L'Oreal SA 30,899 14,360
LVMH Moet Hennessy Louis Vuitton
SE - ADR 33,647 31,412
Michelin (CGDE) 453,379 14,821
Orange SA - ADR 359,098 4,060
Pernod Ricard SA 7,260 1,599
Pernod Ricard SA - ADR 36,578 1,609
Publicis Groupe SA - ADR 126,093 7,529
Renault SA 71,422 3,137
Rexel SA Class H 683,948 16,488
Safran SA 4,962 824
Sartorius Stedim Biotech 37,415 11,692
SCOR SE - ADR 9,570 286
SEB SA 3,579 402
Societe Generale SA 152,091 4,131
Teleperformance - GDR 1,763 255
Thales SA 1,040 155
TotalEnergies SE 218,297 13,260
Vinci SA 18,756 2,204

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Worldline SA(Æ)(Þ) 1,763 70
236,076
Germany - 4.0%
1&1 Drillisch AG 149,771 1,706
adidas AG 1,719 348
adidas AG - ADR 24,629 2,493
Allianz SE 10,299 2,461
Allianz SE - ADR 122,897 2,934
BASF SE 147,502 7,914
Bayer AG 71,661 4,186
Bechtle AG 36,130 1,590
Beiersdorf AG 19,685 2,550
Brenntag SE 13,565 1,051
CECONOMY AG(Æ) 281,393 843
Commerzbank AG 5,073 61
Continental AG 42,970 3,430
Covestro AG(Æ)(Þ) 272,087 14,606
Daimler Truck Holding AG 474,759 17,823
Deutsche Boerse AG 47,036 9,018
Deutsche Telekom AG 111,909 2,441
Evonik Industries AG 120,723 2,496
Fresenius Medical Care AG & Co.
KGaA 174,357 9,035
Fresenius Medical Care AG & Co.
KGaA - ADR 97,829 2,554
Fresenius SE & Co. KGaA 141,365 4,434
Hannover Rueck SE 5,098 1,088
Heidelberg Materials AG 72,692 5,889
Henkel AG & Co. KGaA 12,769 892
Infineon Technologies AG - ADR 136,000 5,981
Mercedes-Benz Group AG 32,971 2,634
Merck KGaA 11,723 2,060
Muenchener Rueckversicherungs-
Gesellschaft AG 245 92
Salzgitter AG 16,311 565
SAP SE - ADR 62,632 8,561
Siemens AG 41,485 7,069
Siemens AG - ADR 19,838 1,693
Siemens Healthineers AG(Þ) 10,301 598
Symrise AG 13,437 1,468
United Internet AG 59,159 886
Volkswagen AG 200 32
Zalando SE(Æ)(Þ) 22,674 783
134,265
Ghana - 0.2%
Kosmos Energy, Ltd.(Æ) 474,019 3,365
Tullow Oil PLC(Æ) 6,406,615 2,843
6,208
Greece - 0.4%
Alpha Services and Holdings SA(Æ) 2,912,553 5,235
Eurobank Ergasias SA(Æ) 4,362,128 7,621
Hellenic Telecommunications
Organization SA 106,346 1,678
14,534
Hong Kong - 1.7%
AIA Group, Ltd. 1,928,686 19,273
AIA Group, Ltd. - ADR 53,152 2,126
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hang Seng Bank, Ltd. 144,594 2,206
Hong Kong Exchanges & Clearing, Ltd. 115,617 4,871
Nine Dragons Paper Holdings, Ltd. 2,961,000 1,943
Orient Overseas International, Ltd. 117,000 1,951
Prudential PLC 110,621 1,537
Swire Pacific, Ltd. Class A 6,813 57
Swire Pacific, Ltd. Class B 1,027,500 1,374
Techtronic Industries Co., Ltd. 1,536,000 17,357
WH Group, Ltd.(Þ) 6,155,826 3,337
56,032
Hungary - 0.1%
OTP Bank PLC 58,986 2,146
India - 3.7%
Ambuja Cements, Ltd. 639,319 3,599
Asian Paints, Ltd. 19,235 790
Avenue Supermarts, Ltd.(Æ)(Þ) 8,021 366
Axis Bank, Ltd. 62,111 721
Bajaj Holdings and Investment, Ltd. 20,037 1,838
Berger Paints India, Ltd. 215,715 1,790
Canara Bank 706,199 2,959
Cipla, Ltd. 188,918 2,699
Dabur India, Ltd. Class A 41,708 292
Dr Reddy's Laboratories, Ltd. 2,598 178
GAIL India, Ltd. 66,136 96
Godrej Consumer Products, Ltd.(Æ) 74,468 939
HDFC Bank, Ltd. 898,801 18,055
HDFC Life Insurance Co., Ltd.(Þ) 79,222 623
Hindustan Unilever, Ltd. 18,744 584
ICICI Bank, Ltd. 954,104 11,584
ICICI Bank, Ltd. - ADR 175,198 4,305
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 122,000 2,053
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 285,097 2,009
Infosys, Ltd. 183,086 3,068
InterGlobe Aviation, Ltd.(Æ)(Þ) 161,716 5,096
ITC, Ltd. 438,304 2,482
Jio Financial Services, Ltd.(Æ)(Š) 468,098 1,490
Kotak Mahindra Bank, Ltd. 98,204 2,216
Larsen & Toubro, Ltd. 60,608 1,976
Life Insurance Corp. of India 228,744 1,780
Marico, Ltd. 236,442 1,615
Maruti Suzuki India, Ltd. 72,111 8,613
Nestle India, Ltd. 6,088 1,670
Oil & Natural Gas Corp., Ltd. 285,553 616
One 97 Communications, Ltd.(Æ) 175,004 1,704
Page Industries, Ltd. 3,073 1,413
Pidilite Industries, Ltd. 14,060 447
Power Grid Corp. of India, Ltd. 794,837 2,571
Reliance Industries, Ltd. 468,098 14,497
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,875
SBI Life Insurance Co., Ltd.(Þ) 38,293 597
Siemens, Ltd. 39,251 1,901
State Bank of India 788,281 5,946
Tata Motors, Ltd. 50,879 399
Titan Co., Ltd. 6,004 219
UltraTech Cement, Ltd. 36,526 3,696
United Spirits, Ltd.(Æ) 161,203 1,991

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wipro, Ltd. 130,668 643
127,001
Indonesia - 0.8%
Astra International Tbk PT 2,107,683 957
Bank Central Asia Tbk PT 3,325,890 2,013
Bank Mandiri Persero Tbk PT 17,444,306 6,628
Bank Negara Indonesia Persero Tbk PT 3,131,015 1,843
Bank Rakyat Indonesia Persero Tbk PT 24,476,679 9,170
Semen Indonesia Persero Tbk PT 3,349,000 1,549
Telekomunikasi Indonesia Persero Tbk
PT - ADR 142,775 3,502
Telkom Indonesia Persero Tbk PT 473,610 117
25,779
Ireland - 1.8%
AerCap Holdings NV(Æ) 6,729 429
AIB Group PLC 554,378 2,608
Bank of Ireland Group PLC 788,011 8,311
CRH PLC 43,867 2,621
Flutter Entertainment PLC(Æ) 39,319 7,833
Kerry Group PLC Class A 118,822 11,811
Kingspan Group PLC 20,703 1,662
Linde PLC 49,024 19,152
Ryanair Holdings PLC - ADR(Æ) 47,701 4,891
Smurfit Kappa Group PLC 37,018 1,475
Willis Towers Watson PLC 2,541 537
61,330
Israel - 0.4%
Bank Hapoalim BM 121,768 1,082
Bank Leumi Le-Israel BM 196,206 1,568
Bezeq The Israeli Telecommunication
Corp., Ltd. 541,234 717
Check Point Software Technologies,
Ltd.(Æ) 26,282 3,475
Elbit Systems, Ltd. 8,865 1,881
Mizrahi Tefahot Bank, Ltd. 46,326 1,673
NICE, Ltd.(Æ) 2,366 515
Tower Semiconductor, Ltd.(Æ) 38,714 1,435
12,346
Italy - 1.6%
Assicurazioni Generali SpA 228,914 4,879
BPER Banca SpA 689,768 2,388
Coca-Cola HBC AG(Æ) 75,793 2,257
Davide Campari-Milano NV SpA 487,814 6,566
Enel SpA 1,706,641 11,780
Enel SpA - ADR 129,936 888
Eni SpA - ADR 455,364 7,369
FinecoBank Banca Fineco SpA 348,653 5,413
Moncler SpA 58,410 4,222
UniCredit SpA 367,910 9,310
55,072
Japan - 12.0%
Aeon Co., Ltd. 13,900 301
Ajinomoto Co., Inc. 23,700 923
Alfresa Holdings Corp. 83,800 1,337
Alps Alpine Co., Ltd. 117,600 1,039
Amada Co., Ltd. 367,300 3,614
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
As One Corp. 1,748 70
Asahi Group Holdings, Ltd. 22,700 894
Asahi Kasei Corp. 186,400 1,269
Astellas Pharma, Inc. 78,900 1,152
Bandai Namco Holdings, Inc. 27,000 611
Bridgestone Corp. 59,900 2,485
Canon, Inc. 60,200 1,555
Canon, Inc. - ADR 144,893 3,747
Central Japan Railway Co. 13,800 1,760
Cosmos Pharmaceutical Corp. 16,300 1,884
Dai-ichi Life Holdings, Inc. 193,185 3,949
Daiichi Sankyo Co., Ltd. 221,000 6,836
Daikin Industries, Ltd. 11,400 2,304
Daiseki Co., Ltd. 1,440 49
Daiwa House Industry Co., Ltd. 36,800 999
Denso Corp. 3,300 230
Ebara Corp. 600 28
Eisai Co., Ltd. 77,600 4,851
Fast Retailing Co., Ltd. 6,600 1,654
FUJIFILM Holdings Corp. 17,621 1,028
Fujitsu, Ltd. 5,014 649
Fukuoka Financial Group, Inc. 140,900 3,388
Hakuhodo DY Holdings, Inc. 135,500 1,558
Hamamatsu Photonics KK 35,500 1,711
Hankyu Hanshin Holdings, Inc. 47,100 1,564
Hino Motors, Ltd.(Æ) 538,200 2,158
Hitachi, Ltd. 10,400 681
Honda Motor Co., Ltd. 312,565 9,977
Hoya Corp. 21,300 2,470
Iida Group Holdings Co., Ltd. 190,100 3,338
Isuzu Motors, Ltd. 700,900 9,092
Ito En, Ltd. 60,100 1,719
ITOCHU Corp. 101,818 4,123
Japan Airlines Co., Ltd. 117,300 2,543
JFE Holdings, Inc. 28,300 458
Kajima Corp. 47,900 757
Kansai Electric Power Co., Inc. (The) 88,800 1,167
Kao Corp. 30,800 1,172
KDDI Corp. 93,400 2,751
Keyence Corp. 33,700 15,129
Kikkoman Corp. 44,500 2,562
Kintetsu Group Holdings Co., Ltd. 21,100 708
Kirin Holdings Co., Ltd. 235,500 3,482
Kobayashi Pharmaceutical Co., Ltd. 24,200 1,331
Komatsu, Ltd. 466,000 13,033
Komatsu, Ltd. - ADR 49,071 1,377
Kubota Corp. 143,000 2,164
Kyowa Kirin Co., Ltd. 29,900 571
Makita Corp. 132,200 4,097
McDonald's Holdings Co. Japan, Ltd. 68,400 2,694
Medipal Holdings Corp. 114,600 1,964
MEIJI Holdings Co., Ltd. 32,200 745
Minebea Co., Ltd. 210,100 3,890
Mitsubishi Electric Corp. 252,900 3,545
Mitsubishi Estate Co., Ltd. 329,600 4,038
Mitsubishi UFJ Financial Group, Inc. 1,302,400 10,507
Mitsui Fudosan Co., Ltd. 84,400 1,734
Mizuho Financial Group, Inc. 95,500 1,614
MS&AD Insurance Group Holdings,
Inc. 195,200 7,262

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NEC Corp. 28,700 1,452
Nidec Corp. 5,600 332
Nintendo Co., Ltd. 18,750 850
Nintendo Co., Ltd. - ADR 217,403 2,452
Nippon Steel Corp. 2,100 48
Nippon Telegraph & Telephone Corp. 2,577,500 2,954
Nissan Motor Co., Ltd. 1,010,300 4,435
Nissin Foods Holdings Co., Ltd. 17,100 1,441
Nitori Holdings Co., Ltd. 14,800 1,821
Nitto Denko Corp. 700 50
Nomura Holdings, Inc. 346,700 1,437
Nomura Research Institute, Ltd. 11,200 318
Obayashi Corp. 104,800 969
Obic Co., Ltd. 17,500 2,866
Odakyu Electric Railway Co., Ltd. 77,100 1,127
Oji Holdings Corp. 270,800 1,070
Ono Pharmaceutical Co., Ltd. 219,000 4,006
Oriental Land Co., Ltd. 36,500 1,400
Osaka Gas Co., Ltd. 97,000 1,535
Otsuka Holdings Co., Ltd. 27,300 1,002
Recruit Holdings Co., Ltd. 21,900 761
Renesas Electronics Corp.(Æ) 133,100 2,589
Resona Holdings, Inc. 1,764,800 9,623
Secom Co., Ltd. 51,063 3,425
Sekisui Chemical Co., Ltd. 96,600 1,468
Sekisui House, Ltd. 55,200 1,126
Seven & i Holdings Co., Ltd. 61,600 2,562
SG Holdings Co., Ltd. 108,300 1,581
Shimano, Inc. 2,387 362
Shimizu Corp. 253,900 1,750
Shin-Etsu Chemical Co., Ltd. 621,400 20,469
Shionogi & Co., Ltd. 34,400 1,435
Shiseido Co., Ltd. 276,100 12,110
Shizuoka Financial Group, Inc. 74,400 621
SMC Corp. 6,800 3,552
Sohgo Security Services Co., Ltd. 296,500 1,812
Sompo Japan Nipponkoa Holdings, Inc. 1,201 53
Sony Corp. - ADR 15,417 1,443
Sony Group Corp. 81,400 7,618
Stanley Electric Co., Ltd. 145,000 2,679
Subaru Corp. 685,900 12,977
Sumitomo Electric Industries, Ltd. 317,800 4,072
Sumitomo Heavy Industries, Ltd. 70,700 1,738
Sumitomo Mitsui Financial Group, Inc. 148,902 7,017
Sumitomo Mitsui Trust Holdings, Inc. 131,200 5,098
Sumitomo Realty & Development Co.,
Ltd. 100,300 2,688
Sumitomo Rubber Industries, Ltd. 237,700 2,429
Suntory Beverage & Food, Ltd. 11,800 422
T&D Holdings, Inc. 543,800 8,848
Taiheiyo Cement Corp. 84,800 1,771
Takeda Pharmaceutical Co., Ltd. 288,500 8,831
Terumo Corp. 102,100 3,344
THK Co., Ltd. 111,100 2,226
Tobu Railway Co., Ltd. 72,200 1,910
Toho Co., Ltd. 43,600 1,700
Tokio Marine Holdings, Inc. 177,000 4,055
Tokyo Electric Power Co. Holdings,
Inc.(Æ) 133,100 529
Tokyo Electron, Ltd. 95,500 14,272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokyo Gas Co., Ltd. 133,500 3,031
Toray Industries, Inc. 871,900 4,880
Toyota Motor Corp. 381,800 6,407
Toyota Motor Corp. - ADR 35,479 5,969
Tsuruha Holdings, Inc. 26,300 2,020
Unicharm Corp. 67,488 2,499
USS Co., Ltd. 15,100 262
Yakult Honsha Co., Ltd. 40,600 2,255
Yamaha Motor Co., Ltd. 122,100 3,576
Yamatake Corp. 21,000 663
Yamato Holdings Co., Ltd. 195,900 3,669
406,054
Jordan - 0.0%
Hikma Pharmaceuticals PLC 20,406 547
Kazakhstan - 0.1%
Kaspi.KZ JSC - GDR(Þ) 10,901 1,000
NAC Kazatomprom JSC - GDR(Þ) 46,107 1,247
2,247
Luxembourg - 0.6%
ArcelorMittal SA 308,991 8,946
Eurofins Scientific SE 141,971 9,759
RTL Group SA 32,404 1,400
20,105
Macao - 0.5%
Galaxy Entertainment Group, Ltd.(Æ) 2,032,791 14,782
Sands China, Ltd.(Æ) 692,000 2,646
17,428
Malaysia - 0.2%
AMMB Holdings BHD 1,628,984 1,394
CIMB Group Holdings BHD 1,447,315 1,781
Hong Leong Bank BHD 197,291 857
Hong Leong Financial Group BHD 261,314 1,060
IHH Healthcare BHD 912,210 1,207
Nestle Malaysia BHD 32,318 960
Public Bank BHD 680,000 629
7,888
Mexico - 1.2%
America Movil SAB de CV 641,903 673
America Movil SAB de CV - ADR 7,212 151
Arca Continental SAB de CV 33,398 335
Cemex SAB de CV(Æ) 1,138,599 865
Cemex SAB de CV - ADR(Æ) 451,165 3,438
Coca-Cola Femsa SAB de CV - ADR 21,452 1,809
Fomento Economico Mexicano SAB de
CV - ADR 21,529 2,438
Fresnillo PLC 389,597 3,093
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 27,931 315
Grupo Bimbo SAB de CV 211,310 1,095
Grupo Carso SAB de CV 176,166 1,401
Grupo Financiero Banorte SAB de CV
Class O 807,294 7,652
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 3,126
Grupo Televisa SAB de CV - ADR 1,796,621 9,540

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrias Bachoco SAB de CV 67,337 339
Ternium SA - ADR 41,955 1,873
Wal-Mart de Mexico SAB de CV 381,882 1,590
39,733
Netherlands - 4.5%
ABN AMRO Bank NV(Þ) 272,609 4,632
Adyen NV(Æ)(Þ) 2,408 4,473
Aegon NV 160,887 873
ASML Holding NV 21,567 15,440
Euronext NV(Þ) 8,055 613
EXOR NV 27,332 2,551
Ferrari NV 30,866 9,892
HAL Trust 18,755 2,338
Heineken Holding NV 18,563 1,522
Heineken NV 191,414 18,767
Heineken NV - ADR 30,802 1,511
ING Groep NV 1,168,379 17,053
Koninklijke Ahold Delhaize NV 67,114 2,317
Koninklijke Ahold Delhaize NV - ADR 88,408 3,046
Koninklijke Philips NV(Æ) 743,583 15,469
Randstad NV 196,370 11,505
Shell PLC 1,082,447 33,073
Universal Music Group NV 181,710 4,697
Wolters Kluwer NV 28,739 3,607
153,379
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 311,272 4,748
Spark New Zealand, Ltd. 468,220 1,508
6,256
Norway - 0.1%
Equinor ASA - ADR 71,600 2,197
Gjensidige Forsikring ASA 92,320 1,457
Norsk Hydro ASA 138,410 907
4,561
Peru - 0.1%
Credicorp, Ltd. 27,813 4,368
Philippines - 0.3%
AC Energy Corp. 377,190 36
Ayala Land, Inc. 3,260,400 1,628
Bank of the Philippine Islands 1,163,077 2,429
BDO Unibank, Inc. 678,168 1,791
Metro Pacific Investments Corp. 10,007,000 887
Metropolitan Bank & Trust Co. - ADR 512,100 559
Monde Nissin Corp.(Þ) 1,350,300 202
SM Investments Corp. 24,290 404
SM Prime Holdings, Inc. 1,162,300 707
8,643
Poland - 0.1%
Bank Polska Kasa Opieki SA 22,067 652
KGHM Polska Miedz SA 59,814 1,854
PGE Polska Grupa Energetyczna
SA(Æ) 1,029,812 2,190
4,696
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Romania - 0.0%
NEPI Rockcastle NV 71,694 430
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Š) 1,328,325 —
Lukoil PJSC(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Š) 56,290 —
Novolipetsk Steel PJSC(Š) 194,760 —
Polyus PJSC(Š) 11,471 —
Rosneft Oil Co. PJSC(Š) 478,377 —
Sberbank of Russia PJSC(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
X5 Retail Group NV - GDR(Æ)(Š)(Þ) 56,160 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 0.7%
Saudi Arabian Mining Co.(Æ) 554,766 6,566
Saudi Arabian Oil Co.(Þ) 988,807 8,540
Saudi Basic Industries Corp. 252,080 5,758
Saudi Telecom Co. 386,330 4,366
25,230
Singapore - 0.4%
City Developments, Ltd. 205,400 1,142
DBS Group Holdings, Ltd. 190,923 4,916
Oversea-Chinese Banking Corp., Ltd. 114,995 1,150
SEA, Ltd. - ADR(Æ) 1,957 130
Singapore Airlines, Ltd. 500,400 2,803
Singapore Exchange, Ltd. 153,800 1,123
STMicroelectronics NV 28,239 1,510
United Overseas Bank, Ltd. 4,600 105
UOL Group, Ltd. 196,000 1,037
13,916
South Africa - 1.1%
Anglo American PLC 262,102 8,045
Aspen Pharmacare Holdings, Ltd. 57,260 616
Bidvest Group, Ltd. (The) 163,201 2,533
Capitec Bank Holdings, Ltd. 24,475 2,454
Clicks Group, Ltd. 117,328 1,842
Discovery Holdings, Ltd. 359,899 3,185
FirstRand, Ltd. 31,737 129
Gold Fields, Ltd. - ADR 696,435 10,774
Impala Platinum Holdings, Ltd. 296,205 2,142
MTN Group, Ltd. 395,732 3,113
Northam Platinum Holdings, Ltd.(Æ) 57,676 490
Remgro, Ltd. 138,745 1,248
SPAR Group, Ltd. (The) - ADR 177,406 1,071
Thungela Resources, Ltd. 13,250 100
37,742
South Korea - 3.4%
CJ CheilJedang Corp. 2,265 498
Coway Co., Ltd. 68,234 2,197
Doosan Fuel Cell Co., Ltd.(Æ) 102,123 2,182
Hana Financial Group, Inc. 154,874 4,778
Hankook Tire & Technology Co., Ltd. 56,439 1,716
Hanwha Galleria Co., Ltd.(Æ) 26,423 27

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hanwha Solutions Corp.(Æ) 2,044 61
HYBE Co., Ltd.(Æ) 3,633 749
Hyundai Glovis Co., Ltd. 4,672 639
Hyundai Marine & Fire Insurance Co.,
Ltd. 30,141 678
Hyundai Motor Co. 10,232 1,575
Kangwon Land, Inc. 31,557 387
KB Financial Group, Inc. 246,185 9,838
Krafton, Inc.(Æ) 12,115 1,634
KT Corp. - ADR 276,910 3,248
Kumho Petrochemical Co., Ltd. 3,298 311
LG Chem, Ltd. 2,898 1,476
LG Electronics, Inc. Class H 16,667 1,419
LG Energy Solution, Ltd.(Æ) 8,877 3,903
NAVER Corp. 950 169
Orion Corp. 20,824 1,855
POSCO Holdings, Inc. 3,903 1,971
Samsung Electro-Mechanics Co., Ltd. 9,068 1,035
Samsung Electronics Co., Ltd. 639,211 35,036
Samsung Engineering Co., Ltd.(Æ) 43,793 1,273
Samsung SDS Co., Ltd. 12,316 1,240
Shinhan Financial Group Co., Ltd. 243,459 6,694
SK Hynix, Inc. 272,431 26,395
SK Innovation Co., Ltd.(Æ) 5,531 939
Yuhan Corp. 31,616 1,811
115,734
Spain - 1.3%
Aena SME SA(Þ) 10,876 1,741
Amadeus IT Group SA Class A 122,575 8,798
CaixaBank SA 2,185,668 8,813
Cellnex Telecom SA(Þ) 173,493 7,088
EDP Renovaveis SA 96,607 1,845
Iberdrola SA 175,829 2,196
Iberdrola SA - ADR 45,316 2,265
Industria de Diseno Textil SA 199,343 7,622
Repsol YPF SA - ADR 96,249 1,468
Telefonica SA - ADR 218,561 922
42,758
Sweden - 1.1%
Alleima AB 46,084 201
Assa Abloy AB Class B 274,598 6,594
Atlas Copco AB Class A 16,927 241
Boliden AB(Æ) 3,376 99
Epiroc AB Class A 78,430 1,559
Essity AB Class A 54,947 1,362
Fastighets AB Balder Class B(Æ) 101,185 473
Hexagon AB Class B 854,903 8,254
Kinnevik AB Class A(Æ) 102,089 1,496
L E Lundbergforetagen AB Class B 47,696 2,103
Sandvik AB 230,424 4,661
Skandinaviska Enskilda Banken AB
Class A 48,485 587
Skandinaviska Enskilda Banken AB
Class C 52,213 665
SKF AB Class B 272,311 5,197
Svenska Handelsbanken AB Class B 15,508 169
Telefonaktiebolaget LM Ericsson Class
A 232,620 1,259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonaktiebolaget LM Ericsson Class
B 352,492 1,780
36,700
Switzerland - 4.1%
ABB, Ltd. 117,198 4,691
ABB, Ltd. - ADR 45,954 1,838
Accelleron Industries AG 34,477 905
Adecco Group AG 121,399 4,925
Alcon, Inc. 61,035 5,187
Baloise Holding AG 1,828 282
Banque Cantonale Vaudoise 16,385 1,837
Barry Callebaut AG 329 617
BKW AG 16,376 2,932
Chocoladefabriken Lindt & Spruengli
AG 133 3,155
Cie Financiere Richemont SA Class A 34,143 5,501
EMS-Chemie Holding AG 1,465 1,222
Geberit AG 2,872 1,628
Georg Fischer AG 3,480 237
Givaudan SA 273 919
Julius Baer Group, Ltd. 167,905 11,879
Lonza Group AG 14,081 8,173
Novartis AG 182,015 19,083
Novartis AG - ADR 28,657 3,006
Partners Group Holding AG 5,755 6,463
Schindler Holding AG 10,684 2,572
SGS SA 17,850 1,728
Sika AG 2,809 874
Swatch Group AG (The) 3,300 198
Swatch Group AG (The) Class B 18,144 5,799
Swiss Life Holding AG 818 518
Swisscom AG 2,359 1,516
UBS Group AG 1,637,099 36,250
Zurich Insurance Group AG 8,129 3,922
137,857
Taiwan - 4.7%
Advantech Co., Ltd. 111,087 1,384
Alchip Technologies, Ltd. 52,000 3,297
Chang Hwa Commercial Bank, Ltd. 4,158,001 2,494
China Airlines, Ltd. 226,062 180
China Development Financial Holding
Corp.(Æ) 1,229,691 491
China Steel Corp. Class H 293,520 261
Chunghwa Telecom Co., Ltd. - ADR 91,528 3,359
CTBC Financial Holding Co., Ltd. 561,236 469
Delta Electronics, Inc. 228,000 2,658
E.Sun Financial Holding Co., Ltd. 2,558,969 2,105
Eclat Textile Co., Ltd. 101,000 1,744
Eva Airways Corp. 38,824 45
Evergreen Marine Corp. Taiwan, Ltd. 431,417 1,430
Feng TAY Enterprise Co., Ltd. 246,000 1,663
First Financial Holding Co., Ltd. 1,400,566 1,296
Formosa Plastics Corp. 43,403 115
Fubon Financial Holding Co., Ltd. 492,829 1,029
Globalwafers Co., Ltd. 171,246 2,806
Hon Hai Precision Industry Co., Ltd. 4,558,114 15,758
Hon Hai Precision Industry Co., Ltd.
- GDR(Þ) 19,317 135
Hua Nan Financial Holdings Co., Ltd. 4,344,753 3,076

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MediaTek, Inc. 501,241 11,005
Mega Financial Holding Co., Ltd. 107,386 138
Novatek Microelectronics Corp. 57,144 771
President Chain Store Corp. 167,000 1,483
Realtek Semiconductor Corp. 14,378 197
Shin Kong Financial Holding Co., Ltd.
(Æ) 960,009 295
SinoPac Financial Holdings Co., Ltd. 79,011 47
Taishin Financial Holding Co., Ltd. 2,803,792 1,630
Taiwan Business Bank 5,683,975 2,604
Taiwan Cooperative Financial Holding
Co., Ltd. 665,459 623
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,320,679 59,802
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 232,370 23,039
Unimicron Technology Corp. 1,005,000 5,925
Uni-President Enterprises Corp. 686,000 1,644
United Microelectronics Corp. 2,362,059 3,538
Yuanta Financial Holding Co., Ltd. 52,847 41
Zhen Ding Technology Holding, Ltd. 452,000 1,512
160,089
Thailand - 0.7%
Advanced Info Service PCL 278,300 1,837
Bangkok Bank PCL 800,100 4,008
Charoen Pokphand Foods PCL 5,936,000 3,520
CP ALL PCL 783,600 1,454
Digital Telecommunications
Infrastructure Fund Class F 4,410,700 1,290
Eastern Polymer Group PCL 515,800 99
Home Product Center PCL 3,584,900 1,488
Kasikornbank PCL 1,525,100 5,623
Minor International PCL 104,709 101
PTT Exploration & Production PCL 163,100 761
SCB X PCL 511,100 1,680
Star Petroleum Refining PCL 100 —
Super Energy Corp. PCL(Æ) 94,154,300 1,376
Unique Engineering & Construction
PCL(Æ) 38,400 3
23,240
Turkey - 0.0%
Ford Otomotiv Sanayi AS 3,109 109
United Arab Emirates - 0.3%
Aldar Properties PJSC 2,779,646 3,912
Emaar Properties PJSC 1,957,941 3,604
Emirates NBD Bank PJSC 231,816 1,073
Emirates Telecommunications Group
Co. PJSC 231,251 1,410
9,999
United Kingdom - 6.3%
3i Group PLC 69,391 1,759
Ashtead Group PLC 12,181 900
AstraZeneca PLC 140,804 20,197
AstraZeneca PLC - ADR 24,010 1,722
Aviva PLC 506,384 2,523
Babcock International Group PLC(Æ) 572,032 2,747
BAE Systems PLC 246,479 2,946
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barclays PLC 2,584,004 5,137
BP PLC 1,804,221 11,182
British American Tobacco PLC 121,352 4,076
British American Tobacco PLC - ADR 50,798 1,711
British Land Co. PLC (The)(ö) 308,734 1,338
BT Group PLC 2,074,145 3,247
Bunzl PLC 21,696 804
Centrica PLC 1,038,270 1,840
CK Hutchison Holdings, Ltd. Class B 159,461 985
Coca-Cola Europacific Partners PLC 28,016 1,765
Compass Group PLC 468,028 12,173
Croda International PLC 14,704 1,112
Diageo PLC 171,493 7,483
Diageo PLC - ADR 9,073 1,596
easyJet PLC(Æ) 570,852 3,310
Halma PLC 19,331 555
HSBC Holdings PLC 1,721,446 14,270
HSBC Holdings PLC - ADR 64,332 2,688
Imperial Brands PLC - ADR 16,887 405
InterContinental Hotels Group PLC 5,906 437
Intertek Group PLC 126,845 7,098
J Sainsbury PLC 3,906,622 13,915
John Wood Group PLC(Æ) 19,118 36
Kingfisher PLC 847,894 2,673
Land Securities Group PLC(ö) 213,373 1,771
London Stock Exchange Group PLC 20,139 2,185
Marks & Spencer Group PLC(Æ) 517,558 1,370
National Grid PLC - ADR 33,424 2,252
NatWest Group PLC 1,384,238 4,337
Pearson PLC 62,098 688
Pearson PLC - ADR(Ñ) 152,080 1,677
Reckitt Benckiser Group PLC 58,288 4,366
RELX PLC 80,443 2,706
RELX PLC - ADR 61,493 2,070
Sage Group PLC (The) 81,346 978
Segro PLC(ö) 18,917 185
Smith & Nephew PLC - ADR 53,139 1,614
Spirax-Sarco Engineering PLC 12,289 1,756
Standard Chartered PLC 1,552,306 14,914
Tesco PLC 2,926,223 9,686
Travis Perkins PLC 532,237 5,943
Unilever PLC 86,808 4,670
Vodafone Group PLC 1,259,173 1,203
Vodafone Group PLC - ADR 77,847 749
Weir Group PLC (The) 529,267 12,473
WPP PLC 435,171 4,764
214,987
United States - 6.2%
Accenture PLC Class A 51,111 16,169
Allegion PLC 97,151 11,353
Amdocs, Ltd. 72,497 6,789
Aon PLC Class A 37,393 11,910
CSL, Ltd. 22,595 4,073
Experian PLC 41,025 1,584
Ferguson PLC 4,011 644
Freeport-McMoRan, Inc. 148,288 6,621
Globant SA(Æ) 283 49
Grupo Cementos de Chihuahua SAB
de CV 107,066 1,040

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GSK Finance No. 3 PLC 615,879 10,942
Haleon PLC 4,424,479 19,176
Holcim AG(Æ) 77,164 5,358
Las Vegas Sands Corp. 101,792 6,088
Lululemon Athletica, Inc.(Æ) 12,795 4,843
Nestle SA 217,802 26,753
Nestle SA - ADR 21,237 2,610
Noble Corp. PLC 4,439 231
Ovintiv, Inc. 3,635 168
Qiagen NV(Æ) 34,575 1,621
Roche Holding AG 56,380 17,610
Roche Holding AG - ADR 85,555 3,311
Sanofi - ADR 150,749 16,100
Schlumberger NV 426,604 24,888
Schneider Electric SE 61,777 11,018
Stellantis NV 831 17
Tenaris SA 32,274 537
211,503
Zambia - 0.6%
First Quantum Minerals, Ltd. 709,158 21,033
Total Common Stocks
(cost $2,506,986) 3,167,064
Preferred Stocks - 1.1%
Brazil - 0.2%
Banco Bradesco SA
6.667% (Ÿ) 299,907 1,057
Braskem SA
0.000% (Æ) 352,505 1,893
Itau Unibanco Holding SA
4.523% (Ÿ) 91,615 555
Raizen Energia SA
6.761% (Ÿ) 3,515,623 3,093
6,598
Germany - 0.5%
Dr Ing hc F Porsche AG
1.000% (Ÿ)(Þ) 14,989 1,832
Henkel AG & Co. KGaA
2.572% (Ÿ) 56,503 4,359
Volkswagen AG
24.357% (Ÿ) 83,721 11,096
17,287
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.671% (Ÿ) 307,508 13,856
Total Preferred Stocks
(cost $35,050) 37,741
Warrants and Rights - 0.0%
Thailand - 0.0%
Minor International PCL (Æ)
2024 Warrants 56,369 5
Total Warrants and Rights
(cost $—) 5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 116,139,518 (∞) 116,093
Total Short-Term Investments
(cost $116,103) 116,093
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 163,300 (∞) 163
Total Other Securities
(cost $163) 163
Total Investments - 98.0%
(identified cost $2,658,302) 3,321,066
Other Assets and Liabilities,
Net - 2.0%
67,078
Net Assets - 100.0%
3,388,144

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.9%
3SBio, Inc. 06/29/22 HKD 62,282 0 .82 51
60
ABN AMRO Bank NV 10/31/22 EUR 272,609 9 .99 2,723
4,632
Adyen NV 09/10/20 EUR 2,408 1,621 .48 3,904
4,473
Aena SME SA 01/13/23 EUR 10,876 146 .34 1,592
1,741
Akeso, Inc. 10/31/22 HKD 310,910 4 .05 1,259
1,640
Amundi SA 02/26/19 EUR 158,989 60 .94 9,689
9,740
Avenue Supermarts, Ltd. 01/16/23 INR 8,021 45 .21 363
366
Budweiser Brewing Co. APAC, Ltd. 08/05/22 HKD 248,361 2 .92 726
602
Cellnex Telecom SA 04/18/19 EUR 173,493 35 .11 6,091
7,088
China Tourism Group Duty Free Corp., Ltd. 03/09/23 HKD 172,800 25 .19 4,353
2,762
Covestro AG 03/17/20 EUR 272,087 39 .50 10,749
14,606
Dali Foods Group Co., Ltd. 05/15/23 HKD 3,791,000 0 .41 1,547
1,765
Dr Ing hc F Porsche AG 01/13/23 EUR 14,989 112 .76 1,690
1,832
Euronext NV 03/01/22 EUR 8,055 89 .09 718
613
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
Ganfeng Lithium Group Co., Ltd. 03/09/23 HKD 585,200 6 .94 4,063
3,744
Guotai Junan Securities Co., Ltd. 01/13/23 HKD 2,626,800 1 .22 3,192
3,277
HDFC Life Insurance Co., Ltd. 03/02/22 INR 79,222 7 .14 566
623
Hon Hai Precision Industry Co., Ltd. 08/05/19 19,317 4 .66 90
135
Hydro One, Ltd. 04/18/19 CAD 3,276 16 .10 53
92
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 122,000 13 .58 1,657
2,053
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 285,097 5 .33 1,519
2,009
InterGlobe Aviation, Ltd. 03/25/21 INR 161,716 23 .65 3,824
5,096
Kaspi.KZ JSC 09/26/22 10,901 57 .69 629
1,000
Kuaishou Technology 06/28/22 HKD 1,711,017 7 .94 13,578
14,789
Longfor Group Holdings, Ltd. 05/15/23 HKD 1,000,500 2 .56 2,558
2,674
Lumine Group, Inc. 02/15/23 CAD 3,039 10 .41 32
48
Meituan 01/13/20 HKD 665,036 20 .13 13,386
12,652
Monde Nissin Corp. 06/22/21 PHP 1,350,300 0 .30 402
202
NAC Kazatomprom JSC 07/20/20 46,107 14 .06 648
1,247
Nongfu Spring Co., Ltd. 01/13/23 HKD 244,027 5 .67 1,385
1,419
Orsted A/S 03/09/23 DKK 17,669 84 .63 1,495
1,538
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 1,251,043 0 .64 806
768
Reliance Industries, Ltd. 06/03/15 78,033 14 .13 1,102
4,875
Saudi Arabian Oil Co. 05/15/23 SAR 988,807 9 .03 8,928
8,540
SBI Life Insurance Co., Ltd. 03/23/22 INR 38,293 14 .37 550
597
Shandong Gold Mining Co., Ltd. 08/05/22 HKD 459,385 1 .75 806
921
Siemens Healthineers AG 12/21/20 EUR 10,301 51 .16 527
598
Tongcheng Travel Holdings, Ltd. 03/01/22 HKD 514,000 1 .81 932
1,240
WH Group, Ltd. 10/26/15 HKD 6,155,826 0 .65 4,003
3,337
Worldline SA 06/28/22 EUR 1,763 40 .16 71
70
WuXi AppTec Co., Ltd. 03/09/23 HKD 350,700 10 .43 3,658
3,307
X5 Retail Group NV 09/21/15 56,160 — 1,635
—
Xiaomi Corp. 03/09/23 HKD 967,800 1 .51 1,458
1,532
Zalando SE 09/26/22 EUR 22,674 19 .26 437 783
131,086
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 89
Futures Contracts
Amounts in thousands (except contract amounts )
Australian Dollar Currency Futures 1,731 USD 116,479 09/23
(1,312)
British Pound Currency Futures 275 USD 22,070 09/23
416
CAC40 Euro Index Futures 140 EUR 10,519 08/23
250
Canadian Dollar Currency Futures 1,294 USD 98,273 09/23
848
DAX Index Futures 17 EUR 7,033 09/23
80
EURO STOXX 50 Index Futures 112 EUR 5,036 09/23
168
FTSE/MIB Index Futures 16 EUR 2,384 09/23
186
IBEX 35 Index Futures 24 EUR 2,322 08/23
61
Japanese Yen Currency Futures 1,173 USD 103,840 09/23
(2,511)
New Zealand Dollar Currency Futures 45 USD 2,797 09/23
31
Norwegian Krone Currency Futures 103 USD 20,365 09/23
971
OMXS30 Index Futures 107 SEK 24,134 08/23
(6)
S&P/TSX 60 Index Futures 450 CAD 111,600 09/23
2,793
SPI 200 Index Futures 874 AUD 160,772 09/23
3,761
TOPIX Index Futures 374 JPY 8,702,980 09/23 2,518
Short Positions
Euro Currency Futures 348 USD 47,957 09/23
(817)
FTSE 100 Index Futures 55 GBP 4,229 09/23
(66)
Hang Seng Index Futures 171 HKD 172,736 08/23
(810)
MSCI Emerging Markets Index Futures 1,428 USD 75,277 09/23
(2,987)
MSCI Singapore Index Futures 536 SGD 16,372 08/23
(397)
S&P 500 E-Mini Index Futures 402 USD 92,751 09/23
(5,088)
Swiss Franc Currency Futures 188 USD 27,099 09/23 (860)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,771)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 2,698 $ — $ —
$ —
$ 2,698
Australia 7,249 42,971 —
—
50,220
Austria — 18,268 —
—
18,268
Belgium — 11,346 —
—
11,346
Brazil 92,555 — —
—
92,555
Burkina Faso 2,175 3,873 —
—
6,048
Canada 140,987 — —
—
140,987
Chile 5,724 882 —
—
6,606
China 40,494 273,192 —
—
313,686
Denmark 1,847 44,652 —
—
46,499
Finland — 20,130 —
—
20,130
France 7,386 228,690 —
—
236,076
Germany 11,478 122,787 —
—
134,265
Ghana 3,365 2,843 —
—
6,208
Greece — 14,534 —
—
14,534
Hong Kong 2,126 53,906 —
—
56,032
Hungary — 2,146 —
—
2,146
India 4,305 121,206 1,490
—
127,001

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Indonesia 3,502 22,277 —
—
25,779
Ireland 25,009 36,321 —
—
61,330
Israel 5,356 6,990 —
—
12,346
Italy 1,723 53,349 —
—
55,072
Japan 14,988 391,066 —
—
406,054
Jordan — 547 —
—
547
Kazakhstan — 2,247 —
—
2,247
Luxembourg — 20,105 —
—
20,105
Macao — 17,428 —
—
17,428
Malaysia — 7,888 —
—
7,888
Mexico 36,640 3,093 —
—
39,733
Netherlands 5,874 147,505 —
—
153,379
New Zealand — 6,256 —
—
6,256
Norway 2,197 2,364 —
—
4,561
Peru 4,368 — —
—
4,368
Philippines — 8,643 —
—
8,643
Poland — 4,696 —
—
4,696
Romania — 430 —
—
430
Russia — — —
—
—
Saudi Arabia — 25,230 —
—
25,230
Singapore 130 13,786 —
—
13,916
South Africa 10,774 26,968 —
—
37,742
South Korea 3,248 112,486 —
—
115,734
Spain 4,655 38,103 —
—
42,758
Sweden — 36,700 —
—
36,700
Switzerland 7,744 130,113 —
—
137,857
Taiwan 26,399 133,690 —
—
160,089
Thailand — 23,240 —
—
23,240
Turkey — 109 —
—
109
United Arab Emirates — 9,999 —
—
9,999
United Kingdom 16,484 198,503 —
—
214,987
United States 95,839 115,664 —
—
211,503
Zambia 21,033 — —
—
21,033
Preferred Stocks 6,597 31,144 — — 37,741
Warrants and Rights 5 — — — 5
Short-Term Investments — — — 116,093 116,093
Other Securities — — — 163 163
Total Investments 614,954 2,588,366 1,490 116,256 3,321,066
Other Financial Instruments
Assets

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 91
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 12,083 — — — 12,083
Liabilities
Futures Contracts (14,854) — — — (14,854)
Total Other Financial Instruments
*
$ (2,771) $ — $ — $ — $ (2,771)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ........................................................
535,278
Consumer Staples ...................................................................
233,796
Energy ....................................................................................
179,960
Financial Services ..................................................................
683,614
Health Care ............................................................................
267,905
Materials and Processing .......................................................
369,228
Producer Durables ..................................................................
359,377
Technology .............................................................................
436,175
Utilities ...................................................................................
101,731
Preferred Stocks
Consumer Discretionary ........................................................
12,928
Consumer Staples ...................................................................
4,359
Financial Services ..................................................................
1,611
Materials and Processing .......................................................
1,893
Technology .............................................................................
13,857
Utilities ...................................................................................
3,093
Warrants and Rights ...................................................................
5
Short-Term Investments
.....................................................................
116,093
Other Securities
....................................................................................
163
Total Investments ...................................................................
3,321,066

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.5%
Argentina - 0.1%
Corp. America Airports SA(Æ) 68,693 971
Australia - 5.0%
Atlas Arteria, Ltd. 1,815,235 7,669
Aurizon Holdings, Ltd. 5,712 15
Beach Energy, Ltd. 763,533 830
BHP Group, Ltd. 44,197 1,378
BHP Group, Ltd. - ADR 95,955 2,992
Fortescue Metals Group, Ltd. 129,847 1,895
Glencore PLC 1,608,261 9,765
Mineral Resources, Ltd. 18,902 909
Perenti, Ltd.(Æ) 522,205 420
Qube Holdings, Ltd. 580,855 1,148
Rio Tinto, Ltd. - ADR 6,527 514
Sandfire Resources, Ltd.(Æ) 131,100 595
South32, Ltd. Class B 440,322 1,155
Sunrise Energy Metals, Ltd.(Æ) 282,061 239
Transurban Group - ADR(Æ) 1,474,378 14,217
Woodside Energy Group, Ltd. 7,297 188
43,929
Austria - 0.3%
Mondi PLC 38,112 668
OMV AB 42,982 1,940
2,608
Bermuda - 0.1%
China Water Affairs Group, Ltd. 677,320 574
Brazil - 1.7%
Adecoagro SA 183,624 2,038
CCR SA 563,545 1,584
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 450
Cia Energetica de Minas Gerais - ADR 173,774 457
Petroleo Brasileiro SA 11,405 84
Petroleo Brasileiro SA - ADR 110,753 1,626
Sao Martinho SA 201,205 1,424
SLC Agricola SA 25,617 236
Suzano SA 111,782 1,136
Suzano SA - ADR 136,188 1,384
Vale SA 118,419 1,732
Vale SA Class B - ADR 115,361 1,688
Wheaton Precious Metals Corp. 12,541 562
Yara International ASA 6,065 248
14,649
Canada - 4.4%
Agnico Eagle Mines, Ltd. 10,833 568
AltaGas, Ltd. - ADR 104,020 2,053
ARC Resources, Ltd. 111,946 1,691
Barrick Gold Corp. 40,404 698
Canadian Natural Resources, Ltd. 9,373 570
Canadian Solar, Inc.(Æ) 27,155 982
Emera, Inc. 48,869 1,982
Enbridge, Inc. 155,316 5,710
Enerflex, Ltd. 88,543 718
Franco-Nevada Corp. Class T 9,445 1,378
Gibson Energy, Inc. 103 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Imperial Oil, Ltd. 18,672 1,006
Ivanhoe Mines, Ltd. Class A(Æ) 700,954 7,431
Largo, Inc.(Æ) 99,488 472
Li-Cycle Holdings Corp.(Æ) 161,299 973
Logan Energy Corp.(Æ) 25,659 22
Nutrien, Ltd. 57,007 3,928
Pembina Pipeline Corp. 61,349 1,942
TC Energy Corp. 74,792 2,681
Teck Resources, Ltd. Class B 58,621 2,604
Vermilion Energy, Inc. 25,043 349
Westshore Terminals Investment Corp. 24,184 560
38,320
Chile - 0.4%
Antofagasta PLC 29,173 627
Sociedad Quimica y Minera de Chile
SA - ADR 43,546 3,209
3,836
China - 1.7%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 2,870,797 1,878
CGN Power Co., Ltd. Class H(Þ) 1,301,000 319
China Gas Holdings, Ltd. 67,959 76
China Merchants Port Holdings Co.,
Ltd. 584,264 802
COSCO SHIPPING Ports, Ltd. 1,129,093 712
ENN Energy Holdings, Ltd. 310,840 3,746
Guangdong Investment, Ltd. 1,544,002 1,335
Hainan Meilan International Airport
Co., Ltd. Class H(Æ) 131,000 197
Henan Shenhuo Coal & Power Co., Ltd.
Class A 223,700 492
Jiangsu Expressway Co., Ltd. Class H 2,027,153 1,857
Shenzhen Expressway Corp., Ltd.
Class H 458,172 396
Shenzhen International Holdings, Ltd. 958,500 898
Western Mining Co., Ltd. Class A 497,201 856
Wilmar International, Ltd. 265,000 771
Yuexiu Transport Infrastructure, Ltd. 1,216,000 659
Zhejiang Expressway Co., Ltd. Class H 54,133 43
15,037
Denmark - 0.3%
Orsted A/S Class A(Þ) 3,908 340
Vestas Wind Systems A/S(Æ) 68,595 1,836
2,176
Finland - 0.5%
Kemira OYJ 20,297 318
Neste OYJ 11,151 410
Stora Enso OYJ Class R 64,112 787
UPM-Kymmene OYJ 78,687 2,600
4,115
France - 3.2%
Aeroports de Paris 28,361 3,920
Eiffage SA 7,174 746
Engie SA 48,151 790
Eramet SA 2,145 181
Gaztransport Et Technigaz SA 130 16

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Getlink SE 640,813 11,271
Rubis SCA 40,180 991
Technip Energies NV 20,026 457
TotalEnergies SE 47,337 2,875
Veolia Environnement SA 83,801 2,729
Vilmorin & Cie SA(Š) 6,522 457
Vinci SA 30,416 3,574
28,007
Germany - 0.4%
E.ON SE 83,362 1,056
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,820 625
K+S AG 41,174 784
RWE AG 14,926 642
ThyssenKrupp AG - ADR 8,043 64
3,171
Ghana - 1.1%
Kosmos Energy, Ltd.(Æ) 1,389,850 9,868
Hong Kong - 0.0%
China High Speed Transmission
Equipment Group Co., Ltd.(Æ) 546,000 185
Nine Dragons Paper Holdings, Ltd. 357,000 234
419
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 230,334 1,819
India - 0.3%
Reliance Industries, Ltd. - GDR(Þ) 38,189 2,386
Ireland - 0.2%
Smurfit Kappa Group PLC 34,361 1,360
Isle of Man - 0.0%
Lifezone Metals, Ltd.(Æ) 23,705 284
Israel - 0.3%
Delek Group, Ltd. 2,095 296
Equital, Ltd.(Æ) 10,135 305
ICL Group, Ltd. 161,019 1,072
Israel Corp., Ltd. (The) 2,643 825
Naphtha Israel Petroleum Corp., Ltd. 56,274 278
2,776
Italy - 0.9%
Enav SpA(Þ) 68,023 292
Enel SpA 220,044 1,519
Eni SpA - ADR 202,205 3,086
Hera SpA 371,435 1,154
Infrastrutture Wireless Italiane SpA(Þ) 118,585 1,488
7,539
Japan - 0.8%
Ebara Corp. 28,800 1,361
Hitachi Zosen Corp. 2,500 16
Inpex Corp. 53,700 697
Japan Airport Terminal Co., Ltd. 26,300 1,226
Japan Petroleum Exploration Co., Ltd. 13,700 471
JFE Holdings, Inc. 5,600 90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kubota Corp. 15,000 227
Mitsubishi Materials Corp. 21,000 376
Nippon Steel Corp. 30,000 685
Nittetsu Mining Co., Ltd. 11,400 408
Sumitomo Metal Mining Co., Ltd. 21,500 746
West Japan Railway Co. 22,600 929
7,232
Luxembourg - 0.1%
ArcelorMittal SA 37,979 1,100
Mexico - 2.5%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 1,133
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 10,608 2,019
Grupo Aeroportuario del Pacifico SAB
de CV Class B 197,815 3,769
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,712 1,900
Grupo Aeroportuario del Sureste SAB
de CV Class B 280,098 7,923
Grupo Mexico SAB de CV 639,269 3,323
Promotora y Operadora de
Infraestructura SAB de CV 161,158 1,669
Southern Copper Corp. 1,689 148
21,884
Netherlands - 1.3%
OCI NV 3,438 98
Shell PLC 363,094 11,049
11,147
New Zealand - 0.5%
Auckland International Airport, Ltd.(Æ) 776,969 4,052
Norway - 0.5%
Austevoll Seafood ASA 91,840 690
Borregaard ASA - ADR 22,679 370
BW Offshore, Ltd. 50,269 137
DNO ASA 659,139 716
Equinor ASA Class N 89,342 2,722
4,635
Poland - 0.1%
Polski Koncern Naftowy ORLEN SA 51,079 912
Portugal - 0.9%
Galp Energia SGPS SA Class B 564,274 7,510
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Æ)(Š) 35,888 —
Lukoil PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC(Æ)(Š) 17,897 —
MMC Norilsk Nickel PJSC - ADR(Æ)
(Š) 9 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PhosAgro PJSC Depositary Receipt(Æ)
(Š) 231 —
Polyus PJSC(Æ)(Š) 1,778 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Ros Agro PLC - GDR(Æ)(Š)(Þ) 66,112 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ)(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.1%
SATS, Ltd.(Æ) 238,300 502
South Africa - 1.1%
African Rainbow Minerals, Ltd. 106,970 1,211
Anglo American Platinum, Ltd. 11,033 549
Anglo American PLC 193,855 5,951
Gold Fields, Ltd. - ADR 38,878 601
Impala Platinum Holdings, Ltd. 162,065 1,172
Sibanye Stillwater, Ltd. 166,110 316
Thungela Resources, Ltd. 7,364 56
9,856
South Korea - 0.2%
POSCO Holdings, Inc. 3,850 1,944
Spain - 2.4%
Aena SME SA(Þ) 69,326 11,095
Iberdrola SA 576,488 7,202
Repsol SA - ADR 182,633 2,790
21,087
Sweden - 0.2%
Boliden AB(Æ) 1,605 47
Svenska Cellulosa AB SCA Class B 94,077 1,247
1,294
Switzerland - 0.8%
Flughafen Zurich AG 29,633 6,267
SIG Group AG(Æ) 35,055 936
7,203
Thailand - 0.1%
PTT Exploration & Production PCL 173,800 811
Turkey - 0.1%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 185,649 420
United Kingdom - 1.7%
BP PLC 1,152,462 7,143
Central Asia Metals PLC 45,010 106
DS Smith PLC 191,657 762
EnQuest PLC(Æ) 1,644,647 376
National Grid PLC 142,740 1,891
Scottish & Southern Energy PLC 155,480 3,363
Severn Trent PLC Class H 35,857 1,175
14,816
United States - 59.6%
Aemetis, Inc.(Æ) 75,439 557
AGCO Corp. 19,910 2,650
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Agree Realty Corp.(ö) 129,381 8,381
Albemarle Corp. 2,630 558
Alcoa Corp. 15,877 575
Alexander & Baldwin, Inc.(ö) 5,089 98
Alexandria Real Estate Equities, Inc.(ö) 10,748 1,351
Alliant Energy Corp. 62,782 3,374
Amcor PLC 39,896 409
Ameresco, Inc. Class A(Æ) 83,874 4,882
American Electric Power Co., Inc. 17,436 1,478
American Homes 4 Rent Class A(ö) 190,072 7,124
American Tower Corp.(ö) 7,792 1,483
American Water Works Co., Inc. 8,317 1,226
Americold Realty Trust, Inc.(ö) 159,023 5,156
Apartment Income REIT Corp.(ö) 15,620 539
Apple Hospitality REIT, Inc.(ö) 31,583 490
Archer-Daniels-Midland Co. 16,245 1,380
Armada Hoffler Properties, Inc.(ö) 21,307 265
Ashford Hospitality Trust, Inc.(ö) 35,612 142
Atmos Energy Corp. 4,584 558
AvalonBay Communities, Inc.(ö) 90,880 17,144
Avery Dennison Corp. 2,165 398
Boston Properties, Inc.(ö) 15,174 1,011
Brixmor Property Group, Inc.(ö) 34,730 790
Broadstone Net Lease, Inc.(ö) 31,036 506
Bunge, Ltd. 2,583 281
California Resources Corp. 6,734 359
Camden Property Trust(ö) 13,650 1,489
CenterPoint Energy, Inc. 74,571 2,244
Centerspace(ö) 4,775 297
CF Industries Holdings, Inc. 4,214 346
Cheniere Energy, Inc. 63,750 10,319
Chevron Corp. 13,269 2,172
Civitas Resources, Inc. 12,673 949
Clean Energy Fuels Corp.(Æ) 248,415 1,225
CNX Resources Corp.(Æ) 22,415 457
Community Healthcare Trust, Inc.(ö) 9,342 329
ConocoPhillips Co. 13,303 1,566
Consolidated Edison, Inc. 4,473 424
Constellation Energy Corp. 9,845 951
Corteva, Inc. 27,160 1,533
Cousins Properties, Inc.(ö) 10,216 250
Crown Castle, Inc.(ö) 29,749 3,221
CubeSmart(ö) 16,703 724
Darling Ingredients, Inc.(Æ) 116,222 8,048
Deere & Co. 1,163 500
DiamondRock Hospitality Co.(ö) 27,431 233
Digital Realty Trust, Inc.(ö) 109,969 13,704
Diversified Healthcare Trust(ö) 57,035 119
Dominion Energy, Inc. 110,611 5,923
Douglas Emmett, Inc.(ö) 13,998 206
DT Midstream, Inc. 70,503 3,773
Duke Energy Corp. 123,933 11,603
Easterly Government Properties, Inc.(ö) 18,526 273
EastGroup Properties, Inc.(ö) 41,845 7,414
Edison International 2,654 191
Elme Communities(ö) 16,367 266
Empire State Realty Trust, Inc. Class
A(ö) 40,565 363
Entergy Corp. 49,740 5,108
Enterprise Products Partners, LP 28,820 764

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EOG Resources, Inc. 8,795 1,166
EPR Properties(ö) 13,074 584
Equinix, Inc.(ö) 36,383 29,467
Equity LifeStyle Properties, Inc. Class
A(ö) 123,560 8,795
Equity Residential(ö) 42,360 2,793
Essential Properties Realty Trust, Inc.
(ö) 190,932 4,687
Essex Property Trust, Inc.(ö) 4,766 1,161
Evergy, Inc. 21,055 1,263
Eversource Energy 3,045 220
Exelon Corp. 57,043 2,388
Extra Space Storage, Inc.(ö) 101,178 14,121
Exxon Mobil Corp. 32,569 3,493
Farmland Partners, Inc.(ö) 34,149 392
Federal Realty Investment Trust(ö) 11,758 1,194
First Industrial Realty Trust, Inc.(ö) 26,985 1,395
First Solar, Inc.(Æ) 699 145
FirstEnergy Corp. 41,127 1,620
FMC Corp. 7,889 759
Four Corners Property Trust, Inc.(ö) 9,839 259
Franklin Street Properties Corp.(ö) 67,977 114
Freeport-McMoRan, Inc. 113,340 5,061
Gaming and Leisure Properties, Inc.(ö) 44,116 2,094
Gladstone Commercial Corp.(ö) 20,673 275
Gladstone Land Corp.(ö) 16,649 279
Global Medical REIT, Inc.(ö) 25,760 255
GrafTech International, Ltd. 286,925 1,515
Green Plains, Inc.(Æ) 126,315 4,485
Halliburton Co. 31,579 1,234
Healthcare Realty Trust, Inc.(ö) 67,716 1,322
Healthpeak Properties, Inc.(ö) 35,967 785
Hess Corp. 43,067 6,535
Highwoods Properties, Inc.(ö) 6,640 168
Host Hotels & Resorts, Inc.(ö) 80,488 1,481
Hudson Pacific Properties, Inc.(ö) 54,715 321
Hyatt Hotels Corp. Class A 8,899 1,124
Independence Realty Trust, Inc.(ö) 39,218 668
International Paper Co. 1,568 57
Invitation Homes, Inc.(ö) 70,985 2,520
Iron Mountain, Inc.(ö) 201,118 12,349
JBG Smith Properties(ö) 10,373 174
Kilroy Realty, LP(ö) 8,552 305
Kimco Realty Corp.(ö) 283,443 5,743
Kinder Morgan, Inc. 175,255 3,104
Kite Realty Group Trust(ö) 258,181 5,907
Lamar Advertising Co. Class A(ö) 7,260 717
Livent Corp.(Æ) 63,147 1,555
LTC Properties, Inc.(ö) 5,098 171
Macerich Co. (The)(ö) 34,924 445
Magellan Midstream Partners, LP 10,603 703
Magnolia Oil & Gas Corp. Class A 69,013 1,529
Medical Properties Trust, Inc.(ö) 47,986 484
Mid-America Apartment Communities,
Inc.(ö) 65,726 9,837
Mosaic Co. (The) 67,090 2,735
National Health Investors, Inc.(ö) 5,771 317
National Retail Properties, Inc.(ö) 50,098 2,138
Newmont Corp. 20,694 888
NexPoint Residential Trust, Inc.(ö) 8,489 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NextEra Energy, Inc. 141,163 10,347
NexTier Oilfield Solutions, Inc.(Æ) 66,298 790
NiSource, Inc. 21,022 585
Noble Corp. PLC 23,253 1,211
Norfolk Southern Corp. 3,128 731
Nucor Corp. 7,146 1,230
Office Properties Income Trust(ö) 13,834 107
Omega Healthcare Investors, Inc.(ö) 171,236 5,462
ONEOK, Inc. 11,060 741
Ovintiv, Inc. 9,708 447
Packaging Corp. of America 1,803 276
Park Hotels & Resorts, Inc.(ö) 39,046 532
Permian Resources Corp. 20,008 234
Phillips 66 640 71
Phillips Edison & Co., Inc.(ö) 16,044 566
Physicians Realty Trust(ö) 35,467 523
Piedmont Office Realty Trust, Inc. Class
A(ö) 36,958 275
Pinnacle West Capital Corp. 14,312 1,185
Pioneer Natural Resources Co. 3,888 877
Plymouth Industrial REIT, Inc.(ö) 12,299 280
PNM Resources, Inc. 12,177 546
Portland General Electric Co. 8,886 424
PPL Corp. 117,033 3,222
Prologis, Inc.(ö) 299,038 37,305
ProPetro Holding Corp.(Æ) 73,657 769
Public Service Enterprise Group, Inc. 15,335 968
Public Storage(ö) 41,025 11,559
Rayonier, Inc.(ö) 12,312 408
Realty Income Corp.(ö) 77,163 4,705
Regal Rexnord Corp. 3,044 475
Regency Centers Corp.(ö) 9,846 645
Reliance Steel & Aluminum Co. 1,306 382
Republic Services, Inc. Class A 15,292 2,311
Retail Opportunity Investments Corp.
(ö) 32,617 480
REX American Resources Corp.(Æ) 10,539 390
Rexford Industrial Realty, Inc.(ö) 37,221 2,050
RPT Realty(ö) 27,684 301
Ryman Hospitality Properties, Inc.(ö) 66,156 6,304
Sabra Health Care REIT, Inc.(ö) 59,946 779
Saul Centers, Inc.(ö) 7,331 283
SBA Communications Corp.(ö) 7,068 1,548
Select Energy Services, Inc. Class A 53,353 449
Sempra Energy 11,227 1,673
Service Properties Trust(ö) 37,197 316
Simon Property Group, Inc.(ö) 127,880 15,934
SITE Centers Corp.(ö) 25,059 352
SL Green Realty Corp.(ö) 8,081 305
SolarEdge Technologies, Inc.(Æ) 12,052 2,910
Southern Co. (The) 127,095 9,194
Southwestern Energy Co.(Æ) 40,314 261
Spirit Realty Capital, Inc.(ö) 96,221 3,881
STAG Industrial, Inc.(ö) 6,635 241
Steel Dynamics, Inc. 3,364 359
Sun Communities, Inc.(ö) 14,505 1,890
Sunrun, Inc.(Æ) 192,405 3,652
Talos Energy, Inc.(Æ) 21,989 352
Tanger Factory Outlet Centers, Inc.(ö) 13,216 309
Targa Resources Corp. 76,030 6,234

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terreno Realty Corp.(ö) 14,094 836
UDR, Inc.(ö) 206,414 8,438
UMH Properties, Inc.(ö) 17,045 284
Union Pacific Corp. 9,273 2,151
Urban Edge Properties(ö) 10,367 176
Ventas, Inc.(ö) 32,061 1,556
Veris Residential, Inc.(ö) 26,987 504
VICI Properties, Inc.(ö) 436,158 13,730
Vital Energy, Inc.(Æ) 7,169 378
Vornado Realty Trust(ö) 13,571 305
W&T Offshore, Inc.(Æ) 36,405 159
WEC Energy Group, Inc. 4,530 407
Welltower, Inc.(ö) 253,008 20,785
Westrock Co. 23,756 791
Weyerhaeuser Co.(ö) 35,973 1,225
Whitestone REIT Class B(ö) 29,192 301
Williams Cos., Inc. (The) 46,843 1,614
WP Carey, Inc.(ö) 39,084 2,639
Xcel Energy, Inc. 89,345 5,605
Zurn Water Solutions Corp. 13,656 416
518,734
Zambia - 0.4%
First Quantum Minerals, Ltd. 130,722 3,877
Total Common Stocks
(cost $654,555) 822,860
Preferred Stocks - 1.4%
Brazil - 1.4%
Bradespar SA
13.640% (Ÿ) 1,275,098 6,334
Petroleo Brasileiro SA
11.989% (Ÿ) 882,214 5,804
12,138
Russia - 0.0%
Surgutneftegas OJSC
1.631% (Š)(Ÿ) 1,385,000 —
Tatneft PJSC
14.360% (Š)(Ÿ) 281,695 —
—
Total Preferred Stocks
(cost $12,799) 12,138
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 29,275,146 (∞) 29,264
Total Short-Term Investments
(cost $29,266) 29,264
Total Investments - 99.3%
(identified cost $696,620) 864,262
Other Assets and Liabilities,
Net - 0.7%
5,981
Net Assets - 100.0%
870,243

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 97
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.8%
Aena SME SA 04/22/20 EUR 69,326 133 .52 9,256
11,095
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0 .24 314
319
Enav SpA 09/28/22 EUR 68,023 3 .56 242
292
Infrastrutture Wireless Italiane SpA 05/17/21 EUR 118,585 10 .56 1,252
1,488
Orsted A/S 06/06/23 DKK 3,908 88 .58 346
340
Polyus PJSC 10/20/22 USD 1 — —
—
Reliance Industries, Ltd. 02/24/21 USD 38,189 57 .24 2,186
2,386
Ros Agro PLC 03/17/20 USD 66,112 — 525 —
15,920
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 100 USD 23,073 09/23 906
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 906
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 971 $ — $ —
$ —
$ 971
Australia — 43,929 —
—
43,929
Austria — 2,608 —
—
2,608
Bermuda — 574 —
—
574
Brazil 14,401 248 —
—
14,649
Canada 38,320 — —
—
38,320
Chile 3,209 627 —
—
3,836
China — 15,037 —
—
15,037
Denmark — 2,176 —
—
2,176
Finland — 4,115 —
—
4,115
France — 27,550 457
—
28,007
Germany — 3,171 —
—
3,171
Ghana 9,868 — —
—
9,868
Hong Kong — 419 —
—
419
Hungary — 1,819 —
—
1,819
India — 2,386 —
—
2,386
Ireland — 1,360 —
—
1,360

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Isle of Man 284 — —
—
284
Israel — 2,776 —
—
2,776
Italy — 7,539 —
—
7,539
Japan — 7,232 —
—
7,232
Luxembourg — 1,100 —
—
1,100
Mexico 21,884 — —
—
21,884
Netherlands — 11,147 —
—
11,147
New Zealand — 4,052 —
—
4,052
Norway — 4,635 —
—
4,635
Poland — 912 —
—
912
Portugal — 7,510 —
—
7,510
Russia — — —
—
—
Singapore — 502 —
—
502
South Africa 601 9,255 —
—
9,856
South Korea — 1,944 —
—
1,944
Spain — 21,087 —
—
21,087
Sweden — 1,294 —
—
1,294
Switzerland — 7,203 —
—
7,203
Thailand — 811 —
—
811
Turkey — 420 —
—
420
United Kingdom — 14,816 —
—
14,816
United States 517,523 1,211 —
—
518,734
Zambia 3,877 — —
—
3,877
Preferred Stocks 12,138 — — — 12,138
Short-Term Investments — — — 29,264 29,264
Total Investments 623,076 211,465 457 29,264 864,262
Other Financial Instruments
Assets
Futures Contracts 906 — — — 906
Total Other Financial Instruments
*
$ 906 $ — $ — $ — $ 906
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 99
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
2,046
Consumer Staples ...............................................................................
5,160
Energy ................................................................................................
112,720
Financial Services ..............................................................................
335,558
Materials and Processing ...................................................................
117,517
Producer Durables ..............................................................................
98,405
Technology .........................................................................................
1,989
Utilities ...............................................................................................
149,465
Preferred Stocks
Energy ................................................................................................
5,804
Financial Services ..............................................................................
6,334
Short-Term Investments .......................................................
29,264
Total Investments ............................................................................... 864,262

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 90.3%
Asset-Backed Securities - 3.0%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 659 517
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 709 616
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 50
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 86 73
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 254 195
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 385 351
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 193 180
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 917 799
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 587 479
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 104 90
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,202 917
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 825 754
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 616 520
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 360 319
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 472 404
Marlette Funding Trust
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 848 835
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 180 162
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 69 61
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 234 194
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 266 211
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 664 517
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 396 290
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 187 170
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 324
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 968 893
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 359
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 473 450
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 518
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 812
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 388
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 373
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 767
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ) 43 300
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 484
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 534 485
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 589 438
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 324 250
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 786 615
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 416 368
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 473 428
16,956
Corporate Bonds and Notes - 33.1%
Acrisure LLC / Acrisure Finance, Inc.
7.000% due 11/15/25 (Þ) 311 300
Acuris Finance US, Inc. / Acuris
Finance SARL
5.000% due 05/01/28 (Þ) 556 441
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 302
5.125% due 03/01/30 (Þ) 851 704
Adient Global Holdings, Ltd.
4.875% due 08/15/26 (Þ) 474 455
8.250% due 04/15/31 (Þ) 338 347

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 (Þ) 643 528
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 162
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 113 110
4.250% due 06/15/26 233 221
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 291 276
3.500% due 03/15/29 (Þ) 359 313
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 10/15/27 (Þ) 489 463
6.750% due 04/15/28 (Þ) 117 116
Allied Universal Holdco LLC / Allied
Universal Finance Corp.
6.625% due 07/15/26 (Þ) 277 265
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 221 213
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 458
Altria Group, Inc.
5.800% due 02/14/39 117 115
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 818 805
5.750% due 04/20/29 (Þ) 343 332
American Builders & Contractors
Supply Co., Inc.
3.875% due 11/15/29 (Þ) 1,000 868
American Finance Trust, Inc. /
American Finance Operating Partner,
LP
4.500% due 09/30/28 (Þ) 326 253
Apache Corp.
6.000% due 01/15/37 208 196
5.100% due 09/01/40 1,102 936
5.250% due 02/01/42 72 61
4.750% due 04/15/43 118 92
7.375% due 08/15/47 213 207
5.350% due 07/01/49 583 483
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 316 253
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 333
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 469 408
Arconic Corp.
6.125% due 02/15/28 (Þ) 1,000 1,026
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Ñ)(Þ) 361 310
Ares Capital Corp.
4.250% due 03/01/25 163 156
3.250% due 07/15/25 156 146
AT&T, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 06/01/41 423 315
AthenaHealth Group, Inc.
6.500% due 02/15/30 (Þ) 584 495
Avangrid, Inc.
3.200% due 04/15/25 213 203
Avantor, Inc.
4.625% due 07/15/28 (Þ) 358 332
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 213 209
Avnet, Inc.
4.625% due 04/15/26 500 484
3.000% due 05/15/31 500 401
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 288 275
Bank of America Corp.
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 321 303
Bath & Body Works, Inc.
6.950% due 03/01/33 140 127
6.750% due 07/01/36 152 138
Series WI
6.875% due 11/01/35 984 913
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Þ) 453 334
14.000% due 10/15/30 (Þ) 88 56
Berkshire Hathaway Finance Corp.
4.300% due 05/15/43 200 182
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 219
Series WI
1.570% due 01/15/26 213 193
1.650% due 01/15/27 163 141
Black Hills Corp.
3.950% due 01/15/26 318 305
BlackRock TCP Capital Corp.
2.850% due 02/09/26 334 301
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 311 267
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 1,195 1,085
Boston Properties, LP
2.750% due 10/01/26 116 105
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 157 157
Boyd Gaming Corp.
4.750% due 06/15/31 (Þ) 1,000 895
Series WI
4.750% due 12/01/27 344 324
Brandywine Operating Partnership, LP
3.950% due 11/15/27 143 116
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 298 286
Brinker International, Inc.
8.250% due 07/15/30 (Þ) 621 624
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 243 184
Buckeye Partners, LP

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 12/01/26 388 356
4.125% due 12/01/27 179 162
5.850% due 11/15/43 131 101
5.600% due 10/15/44 105 78
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 385 360
Bunge, Ltd.
1.630% due 08/17/25 104 96
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 830 851
4.625% due 10/15/29 (Þ) 158 139
7.000% due 02/15/30 (Þ) 209 211
Capital One Financial Corp.
1.878% due 11/02/27 (SOFR +
0.855%)(Ê) 314 274
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 202 178
Carnival Corp.
5.750% due 03/01/27 (Þ) 854 790
6.000% due 05/01/29 (Þ) 1,614 1,451
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 586
Carriage Services, Inc.
4.250% due 05/15/29 (Þ) 1,000 866
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Ø)(Š)(Æ) 475 —
CBRE Services, Inc.
4.875% due 03/01/26 114 112
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 356 334
6.375% due 09/01/29 (Þ) 68 65
4.750% due 03/01/30 (Þ) 758 657
4.250% due 01/15/34 (Þ) 1,872 1,439
Series DMTN
5.000% due 02/01/28 (Þ) 62 57
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 240 217
Celanese US Holdings LLC
6.379% due 07/15/32 1,150 1,163
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 170 167
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 224 208
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 357 335
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 580 496
6.875% due 04/15/29 (Þ) 635 421
6.125% due 04/01/30 (Þ) 340 214
5.250% due 05/15/30 (Þ) 200 160
4.750% due 02/15/31 (Þ) 419 317
Citigroup, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.887% due 01/10/28 (CME Term
SOFR 3 Month + 1.825%)(Ê) 353 334
Citizens Financial Group, Inc.
2.500% due 02/06/30 231 185
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 360 365
Cloud Software Group Holdings, Inc.
6.500% due 03/31/29 (Þ) 456 410
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 171
8.750% due 04/15/30 (Þ) 633 574
CMS Energy Corp.
3.000% due 05/15/26 332 311
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 336 235
3.625% due 10/01/31 (Þ) 220 139
Colt Merger Sub, Inc.
6.250% due 07/01/25 (Þ) 502 499
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 273 182
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 333 303
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 508 450
ConAgra Foods, Inc.
8.250% due 09/15/30 188 214
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Þ) 887 820
6.500% due 10/15/28 (Þ) 262 227
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 292 245
CoreLogic, Inc.
4.500% due 05/01/28 (Ñ)(Þ) 311 256
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
4.750% due 01/15/29 (Þ) 979 908
Covanta Holding Corp.
5.000% due 09/01/30 331 286
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 289 278
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 1,035
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 237
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 224 212
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 472
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 743 373
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 265 243
CVR Energy, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 02/15/25 (Þ) 983 955
5.750% due 02/15/28 (Þ) 402 363
CVS Health Corp.
5.125% due 07/20/45 199 183
DaVita, Inc.
4.625% due 06/01/30 (Þ) 472 403
Delta Air Lines, Inc.
3.750% due 10/28/29 649 587
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 383 336
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,948 1,759
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 57 44
Series WI
5.875% due 11/15/24 214 195
7.750% due 07/01/26 892 577
7.375% due 07/01/28 225 127
5.125% due 06/01/29 218 110
DISH Network Corp.
11.750% due 11/15/27 (Þ) 453 456
Series NCd
3.375% due 08/15/26 389 216
DPL, Inc.
Series WI
4.350% due 04/15/29 148 130
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 139 148
DTE Energy Co.
2.850% due 10/01/26 326 302
EchoStar Corp.
Series WI
6.625% due 08/01/26 243 219
Edison International
5.750% due 06/15/27 255 257
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 91 104
Elevance Health, Inc.
4.850% due 08/15/54 152 132
Emerald Debt Merger Sub LLC
6.625% due 12/15/30 (Þ) 319 317
Emergent BioSolutions, Inc.
3.875% due 08/15/28 (Þ) 752 417
Enact Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 223
Enbridge Energy Partners, LP
7.375% due 10/15/45 109 126
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.850% due 07/15/26 59 57
5.600% due 04/01/44 782 644
5.050% due 04/01/45 89 71
5.450% due 06/01/47 240 199
Enstar Finance LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 282 246
Enstar Group, Ltd.
4.950% due 06/01/29 128 120
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 711 663
Entegris, Inc.
5.950% due 06/15/30 (Þ) 627 601
Entergy Corp.
2.950% due 09/01/26 325 301
EPR Properties Co.
4.500% due 04/01/25 117 111
4.750% due 12/15/26 207 190
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 60 60
6.500% due 07/01/27 (Þ) 558 555
4.500% due 01/15/29 (Þ) 217 198
7.500% due 06/01/30 (Þ) 313 323
4.750% due 01/15/31 (Þ) 195 174
Series 30Y
6.500% due 07/15/48 201 184
Equinix, Inc.
1.250% due 07/15/25 333 305
Exxon Mobil Corp.
2.992% due 03/19/25 218 210
Fifth Third Bancorp
1.707% due 11/01/27 (SOFR +
0.685%)(Ê) 295 255
FirstEnergy Corp.
2.050% due 03/01/25 61 57
Series B
3.900% due 07/15/27 1,361 1,289
2.250% due 09/01/30 58 47
Series C
7.375% due 11/15/31 65 73
4.850% due 07/15/47 45 41
3.400% due 03/01/50 374 256
Ford Holdings LLC
9.300% due 03/01/30 50 56
Ford Motor Co.
7.450% due 07/16/31 178 191
4.750% due 01/15/43 551 431
7.400% due 11/01/46 87 91
5.291% due 12/08/46 578 478
Ford Motor Credit Co. LLC
3.664% due 09/08/24 557 540
4.687% due 06/09/25 863 837
4.134% due 08/04/25 200 191
4.542% due 08/01/26 152 144
4.271% due 01/09/27 100 93
5.113% due 05/03/29 778 726
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 303 281
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 337 301
Frontier Communications Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 05/01/28 (Þ) 942 798
6.000% due 01/15/30 (Þ) 153 111
8.625% due 03/15/31 (Þ) 298 285
Series E
6.860% due 02/01/28 350 322
FS KKR Capital Corp.
4.125% due 02/01/25 198 190
2.625% due 01/15/27 130 112
Garden Spinco Corp.
8.625% due 07/20/30 (Þ) 1,240 1,338
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 335
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 761
Genesis Energy, LP / Genesis Energy
Finance Corp.
6.500% due 10/01/25 711 704
8.000% due 01/15/27 367 361
Genting New York LLC
3.300% due 02/15/26 (Þ) 441 395
Genworth Holdings, Inc.
6.500% due 06/15/34 416 365
Getty Images, Inc.
9.750% due 03/01/27 (Þ) 1,000 996
Global Marine, Inc.
7.000% due 06/01/28 450 393
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 1,223 976
Global Partners, LP / GLP Finance
Corp.
Series WI
6.875% due 01/15/29 282 264
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 242 224
Goldman Sachs Group, Inc. (The)
0.855% due 02/12/26 (SOFR +
0.609%)(Ê) 328 304
Golub Capital BDC, Inc.
2.500% due 08/24/26 226 198
GoTo Group, Inc.
5.500% due 09/01/27 (Þ) 487 280
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,000 876
Grand Canyon University
4.125% due 10/01/24 355 335
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 366 328
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 354
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 320 228
Gulfport Energy Corp.
8.000% due 05/17/26 357 361
H.B. Fuller Co.
4.000% due 02/15/27 106 100
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 243
Hanover Insurance Group, Inc. (The)
2.500% due 09/01/30 247 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Harman International Industries, Inc.
4.150% due 05/15/25 94 91
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 968 951
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 348 314
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 559 528
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 347
HCA, Inc.
4.500% due 02/15/27 175 170
5.625% due 09/01/28 1,019 1,023
3.500% due 09/01/30 1,500 1,319
5.250% due 06/15/49 178 160
Hecla Mining Co.
7.250% due 02/15/28 750 743
Herbalife Nutrition, Ltd.
7.875% due 09/01/25 (Þ) 200 190
Hercules Capital, Inc.
3.375% due 01/20/27 251 221
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Š)(Æ) 970 —
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 568 544
5.750% due 02/01/29 (Þ) 194 179
6.000% due 02/01/31 (Þ) 507 459
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 339
HLF Financing SARL LLC / Herbalife
International, Inc.
4.875% due 06/01/29 (Þ) 482 366
Holdco LLC
6.625% due 10/15/29 (Þ) 657 549
Hologic, Inc.
4.625% due 02/01/28 (Þ) 325 309
Home Depot, Inc. (The)
5.875% due 12/16/36 168 182
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 327
Howmet Aerospace, Inc.
5.125% due 10/01/24 578 572
5.900% due 02/01/27 367 370
5.950% due 02/01/37 93 95
Humana, Inc.
8.150% due 06/15/38 106 125
Huntington Ingalls Industries, Inc.
Series WI
3.844% due 05/01/25 220 213
Huntsman International LLC
4.500% due 05/01/29 198 184
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 813
6.250% due 05/15/26 888 832
5.250% due 05/15/27 792 698
iHeartCommunications, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 05/01/27 384 263
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 250 225
1.832% due 10/15/27 (Þ) 128 109
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 238
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 251
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 404
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 950 812
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
5.500% due 01/15/30 (Þ) 668 646
Series 144a
3.625% due 01/15/32 (Þ) 653 541
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø)(Š)(Æ) 281 —
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 645
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 202 195
JPMorgan Chase & Co.
1.561% due 12/10/25 (SOFR +
0.605%)(Ê) 324 306
Kennedy-Wilson, Inc.
4.750% due 03/01/29 345 281
Keurig Dr Pepper, Inc.
3.200% due 05/01/30 198 177
KeyCorp.
4.700% due 01/26/26 200 191
KeySpan Gas East Corp
2.742% due 08/15/26 (Þ) 227 207
Kinder Morgan, Inc.
5.200% due 06/01/33 219 214
Kite Realty Group Trust
4.000% due 03/15/25 176 167
Kohl's Corp.
4.625% due 05/01/31 684 505
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 241
Lamar Media Corp.
Series WI
3.750% due 02/15/28 361 329
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 359 315
Las Vegas Sands Corp.
3.200% due 08/08/24 472 458
2.900% due 06/25/25 773 727
3.500% due 08/18/26 91 85
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 502 470
Legacy LifePoint Health LLC
6.750% due 04/15/25 (Þ) 800 812
Level 3 Financing, Inc.
10.500% due 05/15/30 (Þ) 297 308
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 53
Life Time, Inc.
5.750% due 01/15/26 (Þ) 200 196
8.000% due 04/15/26 (Þ) 598 598
LifePoint Health, Inc.
9.875% due 08/15/30 773 773
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 785 729
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 218
Lumen Technologies, Inc.
4.000% due 02/15/27 (Þ) 633 416
Macy's Retail Holdings, Inc.
5.875% due 03/15/30 (Þ) 159 144
6.125% due 03/15/32 (Þ) 177 158
4.500% due 12/15/34 253 185
6.375% due 03/15/37 257 198
4.300% due 02/15/43 218 135
Main Street Capital Corp.
3.000% due 07/14/26 344 307
MasTec, Inc.
4.500% due 08/15/28 (Þ) 1,750 1,625
Mattel, Inc.
3.375% due 04/01/26 (Þ) 356 331
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 1,017 1,014
9.250% due 04/15/27 (Þ) 807 750
McCormick & Co., Inc.
0.900% due 02/15/26 216 193
McDonald's Corp.
5.700% due 02/01/39 94 97
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 314 275
5.250% due 10/01/29 (Þ) 319 283
MGIC Investment Corp.
5.250% due 08/15/28 288 274
MGM Resorts International
5.500% due 04/15/27 480 462
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 333 294
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 157
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 590 524
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 405 405
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 296 274
Mohegan Tribal Finance Authority
Revenue Bonds
13.250% due 12/15/27 (Þ) 203 216
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 168
3.875% due 11/15/30 (Þ) 360 308

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 239 225
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 549 479
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 276
MSCI, Inc.
4.000% due 11/15/29 (Þ) 231 210
Murphy Oil Corp.
7.050% due 05/01/29 107 108
4.750% due 09/15/29 317 291
5.875% due 12/01/42 545 466
Nabors Industries, Inc.
7.375% due 05/15/27 (Þ) 766 749
Series WI
5.750% due 02/01/25 122 120
National Fuel Gas Co.
5.200% due 07/15/25 340 334
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 338
Navient Corp.
Series MTN
5.625% due 08/01/33 482 369
NCL Corp., Ltd.
5.875% due 03/15/26 (Þ) 571 540
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 582 544
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 427
9.750% due 07/15/28 (Þ) 575 566
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 296 281
Newell Brands, Inc.
4.200% due 04/01/26 1,287 1,222
5.375% due 04/01/36 104 90
5.500% due 04/01/46 197 160
News Corp.
3.875% due 05/15/29 (Þ) 330 291
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27 227 215
NFP Corp.
7.500% due 10/01/30 (Þ) 317 308
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 770 763
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 174 184
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 272 275
Nordstrom, Inc.
5.000% due 01/15/44 1,037 707
Novelis Corp.
3.250% due 11/15/26 (Þ) 182 165
3.875% due 08/15/31 (Þ) 784 653
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 349 307
Occidental Petroleum Corp.
5.875% due 09/01/25 509 510
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 09/01/28 415 426
6.125% due 01/01/31 1,038 1,060
6.450% due 09/15/36 901 946
6.200% due 03/15/40 185 187
6.600% due 03/15/46 386 409
Office Properties Income Trust
4.500% due 02/01/25 728 641
2.650% due 06/15/26 85 63
Old Republic International Corp.
3.875% due 08/26/26 130 123
Olympus Water US Holding Corp.
6.250% due 10/01/29 (Þ) 250 184
Series 144a
4.250% due 10/01/28 (Þ) 466 373
Omega Healthcare Investors, Inc.
Series WI
4.500% due 01/15/25 315 305
OneMain Finance Corp.
7.125% due 03/15/26 585 580
Oracle Corp.
3.650% due 03/25/41 237 183
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 331
4.625% due 03/15/30 (Þ) 146 122
Owl Rock Capital Corp.
3.750% due 07/22/25 227 212
Pacific Gas and Electric Co.
4.950% due 06/08/25 120 117
Series WI
3.300% due 12/01/27 243 216
Patterson-UTI Energy, Inc.
5.150% due 11/15/29 183 170
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 446 246
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 195 192
Penske Truck Leasing Co., LP / PTL
Finance Corp.
3.950% due 03/10/25 (Þ) 117 113
4.000% due 07/15/25 (Þ) 198 190
Pentair PLC
5.900% due 07/15/32 500 515
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 364 352
Perrigo Finance Unlimited Co.
4.375% due 03/15/26 262 248
3.150% due 06/15/30 740 663
4.900% due 12/15/44 140 109
PetSmart LLC
7.750% due 02/25/29 (Þ) 817 797
PG&E Corp.
5.250% due 07/01/30 199 179
Pike Corp.
5.500% due 09/01/28 (Þ) 991 892
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 361 357
Pinnacle West Capital Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.300% due 06/15/25 333 306
Polar US Borrower LLC / Schenectady
International Group, Inc.
6.750% due 05/15/26 (Þ) 50 29
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 183
5.000% due 10/01/29 (Þ) 991 753
Presidio Holdings, Inc.
8.250% due 02/01/28 (Þ) 629 610
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 350 330
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 697
Progress Energy, Inc.
7.750% due 03/01/31 51 58
Prospect Capital Corp.
3.364% due 11/15/26 251 217
Provident Funding Associates, LP / PFG
Finance Corp.
6.375% due 06/15/25 (Þ) 476 422
PTC, Inc.
4.000% due 02/15/28 (Þ) 321 295
Radian Group, Inc.
4.500% due 10/01/24 237 231
4.875% due 03/15/27 315 301
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 1,169 450
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 603
Regal Rexnord Corp.
6.400% due 04/15/33 (Þ) 895 893
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health,
Inc.
9.750% due 12/01/26 (Þ) 43 40
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 282 234
4.625% due 04/06/31 (Þ) 101 79
Series REGS
4.625% due 04/16/29 (Þ) 318 264
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 330 310
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 160
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 326 268
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 577
6.875% due 04/15/40 (Þ) 150 136
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 311 277
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 486 466
5.375% due 07/15/27 (Þ) 508 483
11.625% due 08/15/27 (Þ) 482 526
3.700% due 03/15/28 382 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RP Escrow Issuer LLC
5.250% due 12/15/25 (Þ) 826 563
Safeway, Inc.
7.250% due 02/01/31 243 253
Santander Holdings USA, Inc.
4.500% due 07/17/25 202 196
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 110
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 51 51
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 334
Scotts Miracle-Gro Co. (The)
Series WI
4.500% due 10/15/29 357 313
Seagate HDD Cayman
4.750% due 01/01/25 451 443
4.875% due 06/01/27 685 660
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 334
6.875% due 07/15/33 (Þ) 200 209
Sempra Energy
5.400% due 08/01/26 185 185
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 150 123
Service Properties Trust
4.350% due 10/01/24 478 459
4.500% due 03/15/25 145 137
7.500% due 09/15/25 375 371
4.750% due 10/01/26 147 129
4.950% due 02/15/27 147 126
5.500% due 12/15/27 186 163
3.950% due 01/15/28 170 133
4.950% due 10/01/29 109 84
4.375% due 02/15/30 225 167
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 307 279
Sirius XM Radio, Inc.
3.125% due 09/01/26 (Þ) 562 507
5.500% due 07/01/29 (Þ) 163 149
3.875% due 09/01/31 (Þ) 321 251
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 255 225
Sonic Automotive, Inc.
4.625% due 11/15/29 (Þ) 620 531
4.875% due 11/15/31 (Þ) 826 686
Sonoco Products Co.
2.250% due 02/01/27 336 300
Southern California Edison Co.
Series 20C
1.200% due 02/01/26 256 232
Southwestern Electric Power Co.
Series N
1.650% due 03/15/26 240 218

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spectra Energy Partners, LP
3.375% due 10/15/26 99 93
Spirit AeroSystems, Inc.
4.600% due 06/15/28 (Ñ) 422 359
Sprint Capital Corp.
6.875% due 11/15/28 561 595
8.750% due 03/15/32 184 222
Sprint LLC
7.625% due 03/01/26 414 431
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 273
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 599
10.750% due 04/15/27 (Þ) 972 556
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 204
Series WI
4.750% due 03/15/25 121 117
State Street Corp.
2.354% due 11/01/25 (SOFR +
0.940%)(Ê) 272 260
Steel Dynamics, Inc.
2.400% due 06/15/25 325 304
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 337 296
Suburban Propane Partners, LP /
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 155 132
Sugarhouse HSP Gaming Prop Mezz,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 833 800
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 194 195
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 823
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 831 772
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 145
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 321 295
Tenet Healthcare Corp.
5.125% due 11/01/27 311 295
6.125% due 10/01/28 919 875
6.875% due 11/15/31 139 139
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 678 529
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 288 230
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 101 93
Thermo Fisher Scientific, Inc.
2.000% due 10/15/31 238 194
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 168 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Cable LLC
6.750% due 06/15/39 202 195
T-Mobile USA, Inc.
3.375% due 04/15/29 662 596
Series WI
1.500% due 02/15/26 238 216
3.000% due 02/15/41 158 114
Toledo Hospital (The)
Series B
5.325% due 11/15/28 185 150
TransDigm, Inc.
6.250% due 03/15/26 (Þ) 869 864
Series WI
6.375% due 06/15/26 682 675
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 38 38
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 193 199
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 496
7.500% due 01/15/26 (Þ) 202 198
8.000% due 02/01/27 (Þ) 112 108
8.750% due 02/15/30 (Þ) 735 763
7.500% due 04/15/31 308 269
Triumph Group, Inc.
9.000% due 03/15/28 (Þ) 377 387
Series WI
7.750% due 08/15/25 866 836
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 249 241
Twilio, Inc.
3.875% due 03/15/31 350 296
Union Pacific Corp.
2.750% due 03/01/26 236 223
United Parcel Service, Inc.
3.900% due 04/01/25 214 209
United Rentals NA, Inc.
3.875% due 11/15/27 304 282
3.875% due 02/15/31 445 384
United States Steel Corp.
6.650% due 06/01/37 109 107
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 362 252
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 269 262
Unum Group
5.750% due 08/15/42 237 217
US Foods, Inc.
4.750% due 02/15/29 (Þ) 382 351
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 204
4.125% due 08/15/31 (Þ) 567 481
3.875% due 11/01/33 (Þ) 470 381
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 1,161 952
Verizon Communications, Inc.
2.100% due 03/22/28 248 217

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 207 191
Vistra Operations Co. LLC
5.125% due 05/13/25 (Þ) 339 331
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 221 179
Walmart, Inc.
2.650% due 12/15/24 198 191
Weatherford International, Ltd.
6.500% due 09/15/28 (Ø)(Þ)(Æ) 23 23
8.625% due 04/30/30 (Ø)(Þ)(Æ) 1,655 1,696
Webster Financial Corp.
4.100% due 03/25/29 203 178
Wells Fargo & Co.
2.164% due 02/11/26 (CME Term
SOFR 3 Month + 1.012%)(Ê) 320 302
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 70 58
Western Digital Corp.
2.850% due 02/01/29 366 294
Western Midstream Operating, LP
5.450% due 04/01/44 215 188
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 319 304
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 303 279
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 341 305
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 298 262
Wyndham Destinations, Inc.
5.750% due 04/01/27 548 537
Xerox Corp.
6.750% due 12/15/39 118 91
XPO CNW, Inc.
6.700% due 05/01/34 251 248
XPO, Inc.
6.250% due 06/01/28 (Þ) 155 153
Yum! Brands, Inc.
3.625% due 03/15/31 458 393
6.875% due 11/15/37 207 222
Zayo Group Holdings, Inc.
6.125% due 03/01/28 (Þ) 379 234
184,522
International Debt - 28.0%
1011778 B.C. Unltd. Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 412
1375209 BC, Ltd.
9.000% due 01/30/28 (Þ) 755 757
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 263
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 94 90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 (Þ) 559 464
3.125% due 09/30/49 (Þ) 477 347
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 498
ADIB Capital Invest 2, Ltd.
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.270%)(Ê)(ƒ)(Þ) 602 601
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 144 125
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 1,057 798
Albion Financing 2SARL
8.750% due 04/15/27 (Þ) 800 741
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 135 126
Altice France Holding SA
6.000% due 02/15/28 (Þ) 227 84
5.125% due 07/15/29 (Þ) 324 227
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 805 705
Apidos CLO XXXI
Series 2021-31A Class CR
7.470% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,105
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,549
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
2.125% due 08/15/26 (Þ) EUR 650 646
4.750% due 07/15/27 (Þ) GBP 100 103
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 2,226 720
Armenia Republic Government
International Bond
Series REGS
3.600% due 02/02/31 (Þ) 200 159
Ashtead Capital, Inc.
4.000% due 05/01/28 (Þ) 417 388
5.500% due 08/11/32 (Þ) 438 424
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 287 257
Avation Capital SA
6.500% due 10/31/26 (Þ) 316 276
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 735 675
Bahrain Government International Bond
7.750% due 04/18/35 (Þ) 233 241
Banco de Bogota SA
Series EMTQ

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 08/03/27 (Þ) 103 94
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ)(Þ) 291 294
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 713 648
Bank of Ireland Group PLC
6.253% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.650%)(Ê)(Þ) 194 193
2.029% due 09/30/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 122 107
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 217
Barclays PLC
5.200% due 05/12/26 311 303
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
7.738% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 494
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 975
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 216 211
BNP Paribas SA
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 163 146
4.625% due 03/13/27 (Þ) 194 187
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 200 137
Bombardier, Inc.
7.125% due 06/15/26 (Þ) 555 551
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 (Þ) EUR 910 993
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 312 300
Braskem Netherlands Finance BV
7.250% due 02/13/33 (Þ) 214 211
Brazilian Government International
Bond
2.875% due 06/06/25 413 393
4.750% due 01/14/50 723 553
Brookfield Finance, Inc.
4.700% due 09/20/47 123 104
Brookfield Residential Properties, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 09/15/27 (Þ) 322 298
C&W Senior Financing Designated
Activity Company
6.875% due 09/15/27 (Þ) 707 642
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 197 193
Canadian Pacific Railway Co.
6.125% due 09/15/15 122 125
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 496
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 974
Carnival Corp.
1.000% due 10/28/29 EUR 300 218
Cascades, Inc.
5.125% due 01/15/26 (Ñ)(Þ) 282 271
CBB International Sukuk Programme
Company
Series REGS
3.875% due 05/18/29 (Þ) 1,374 1,242
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 243
Cenovus Energy, Inc.
Series WI
4.250% due 04/15/27 345 331
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 (Þ) 800 664
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 350
CGI, Inc.
Series WI
1.450% due 09/14/26 342 302
Chile Government International Bond
2.550% due 07/27/33 1,255 1,020
4.950% due 01/05/36 949 933
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 987 894
CI Financial Corp.
3.200% due 12/17/30 158 121
CIFC Funding, Ltd.
Series 2021-4RA Class BR
7.870% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 498
CIFC LLC
Series 2021-2A Class CR
7.670% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 991
Colombia Government International
Bond
8.000% due 04/20/33 1,077 1,130
7.500% due 02/02/34 617 623

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 815
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 364 345
Series 144a
5.625% due 10/15/28 (Þ) 995 859
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 369 383
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 (Þ) 837 574
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 689 698
Credit Agricole SA
4.375% due 03/17/25 (Þ) 222 215
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 221 205
Credit Suisse AG
2.950% due 04/09/25 351 332
Crown European Holdings SA
Series REGS
5.000% due 05/15/28 (Þ) EUR 745 830
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 253 222
Deutsche Bank AG
4.500% due 04/01/25 235 226
Dominican Republic Government
International Bond
7.050% due 02/03/31 (Þ) 700 707
Series REGS
7.050% due 02/03/31 (Þ) 600 606
6.000% due 02/22/33 (Þ) 396 372
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 467
Ecopetrol SA
8.625% due 01/19/29 185 190
7.375% due 09/18/43 887 776
5.875% due 05/28/45 1 1
5.875% due 11/02/51 120 83
Ecuador Government International
Bond
Series REGS
5.500% due 07/31/30 (~)(Ê)(Þ) 1,329 457
6.900% due 07/31/35 (~)(Ê)(Þ) 346 164
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 1,682 1,086
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 450 310
Electricite de France SA
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.411%)(Ê)(ƒ)(Þ) 200 210
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 302 303
Emerald Debt Merger Sub LLC
Series REGS
6.375% due 12/15/30 (Þ) EUR 800 880
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 5.702%)(Ê)
(ƒ)(Þ) 656 649
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 508
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 538 410
Enbridge, Inc.
4.250% due 12/01/26 300 290
Enel Finance International NV
1.375% due 07/12/26 (Þ) 370 329
7.100% due 10/14/27 (Þ) 149 156
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 (Þ) EUR 250 224
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 (Þ) 305 274
Series REGS
7.125% due 02/11/25 (Þ) 355 352
8.450% due 08/10/28 (Þ) 616 608
Export-Import Bank of China
4.000% due 11/28/47 (Þ) 267 236
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 500 402
F-Brasile SpA / F-Brasile US LLC
Series XR
7.375% due 08/15/26 (Þ) 316 290
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 234 207
Finance Department Government of
Sharjah
6.500% due 11/23/32 (Þ) 200 207
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 175 174
6.875% due 03/01/26 (Þ) 366 361
8.625% due 06/01/31 (Þ) 1,372 1,405
Ford Motor Credit Co. LLC
4.535% due 03/06/25 GBP 200 245
2.330% due 11/25/25 EUR 1,950 2,034
2.386% due 02/17/26 EUR 825 859
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 460 396
Fortis, Inc.
Series WI
3.055% due 10/04/26 326 302
Franshion Brilliant, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ)(Þ) 488 471
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 255 200
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 228 193
Gaci First Investment Co.
5.125% due 02/14/53 (Þ) 200 179
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 (Þ) 959 774
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Þ) 1,000 845
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 585 504
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 458 418
Ghana Government International Bond
10.750% due 10/14/30 (Þ) 250 177
Series REGS
8.625% due 04/07/34 (~)(Æ)(Ê)(Ø)
(Þ) 649 294
7.875% due 02/11/35 (~)(Ê)(Þ) 200 91
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 2,060 1,941
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 306 279
Greenland Global Investment, Ltd.
6.125% due 04/22/25 (Þ) 762 115
5.875% due 07/03/26 (Þ) 457 55
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 628 643
Series REGS
5.250% due 08/10/29 (Þ) 498 475
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,003 938
HSBC Holdings PLC
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 327 304
HTA Group, Ltd.
7.000% due 12/18/25 (Þ) 414 395
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 200 175
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 234 238
6.750% due 09/25/52 (Þ) 200 209
Series REGS
6.125% due 05/22/28 (Þ) 675 687
3.125% due 09/21/51 (Þ) 347 222
Indonesia Government International
Bond
4.550% due 01/11/28 318 314
3.550% due 03/31/32 1,377 1,245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.850% due 01/11/33 200 200
5.650% due 01/11/53 837 877
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 103 95
ING Groep NV
3.869% due 03/28/26 (SOFR +
1.640%)(Ê) 312 301
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 961 812
International Airport Finance SA
Series REGS
12.000% due 03/15/33 (Þ) 17 16
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 (Þ) 200 190
Intesa Sanpaolo SpA
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 194
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 247 215
Israel Government International Bond
4.500% due 01/17/33 326 316
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 268 255
Ivory Coast Government International
Bond
Series REGS
6.125% due 06/15/33 (Þ) 200 179
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 372 376
Series REGS
7.375% due 10/10/47 (Þ) 293 260
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 481 437
KazMunayGas National Co. JSC
Series REGS
3.500% due 04/14/33 (Þ) 378 299
5.750% due 04/19/47 (Þ) 216 181
KCA Deutag Pikco PLC
Series IAI
15.000% due 12/01/27 100 101
KCA Deutag UK Finance PLC
Series IAI
14.295% due 12/01/25 (SOFR +
9.000%)(Ê) 147 147
Series REGS
9.875% due 12/01/25 (Þ) 293 292
Khazanah Capital, Ltd.
4.876% due 06/01/33 (Þ) 590 585
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 326 323
Kinross Gold Corp.
6.250% due 07/15/33 (Þ) 800 788
Kondor Finance PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.625% due 11/08/26 (~)(Ê)(Þ) 1,322 489
KSA Sukuk, Ltd.
4.274% due 05/22/29 (Þ) 1,844 1,793
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 (Þ) 490 469
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 474
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Ø)(Þ)(Æ) 500 36
Series REGS
6.650% due 11/03/28 (Þ) 1,158 83
Lloyds Banking Group PLC
4.650% due 03/24/26 181 174
1.627% due 05/11/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê) 144 128
Macquarie Bank, Ltd.
1.201% due 10/14/25 (SOFR +
0.694%)(Ê)(Þ) 323 304
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 248
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 104
Mattamy Group Corp.
5.250% due 12/15/27 (Þ) 185 175
4.625% due 03/01/30 (Þ) 627 550
MDGH GMTN RSC, Ltd.
5.500% due 04/28/33 (Þ) 350 368
Series REGS
5.500% due 04/28/33 (Þ) 243 255
Methanex Corp.
5.250% due 12/15/29 374 342
Mexico City Airport Trust
Series REGS
5.500% due 10/31/46 (Þ) 380 330
5.500% due 07/31/47 (Þ) 225 196
Mexico Government International Bond
2.659% due 05/24/31 620 515
6.338% due 05/04/53 200 204
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL6 Class D
7.020% due 07/16/36 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 500 471
Mongolia Government International
Bond
Series REGS
3.500% due 07/07/27 (Þ) 200 171
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 532 535
MTR Corp., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 08/19/30 (Þ) 410 334
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 606 583
7.500% due 01/15/28 (Þ) 213 195
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 (Þ) 319 332
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 200 195
NatWest Group PLC
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 237 225
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 238 219
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
7.538% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 491
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 591 554
7.375% due 09/28/33 (Þ) 687 568
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 631 587
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 235
Nokia OYJ
4.375% due 06/12/27 475 448
Nomura Holdings, Inc.
1.653% due 07/14/26 246 218
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 (Þ) EUR 100 96
Oaktree CLO, Ltd.
8.820% due 07/15/34 (CME Term
SOFR 3 Month + 3.512%)(Ê)(Þ) 1,000 964
Series 2021-1A Class ER
12.080% due 07/15/34 (USD 3
Month LIBOR + 6.510%)(Ê)(Þ) 250 228
OCP CLO, Ltd.
Series 2022-24A Class C
7.876% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 487
OCP SA
Series REGS
4.500% due 10/22/25 (Þ) 343 332
6.875% due 04/25/44 (Þ) 326 306
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
7.670% due 07/15/29 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 986
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 245
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 493
OI European Group BV
Series REGS
6.250% due 05/15/28 (Þ) EUR 255 289
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 (Þ) 832 846
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 (Þ) EUR 170 129
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 950 986
6.250% due 01/25/31 (Þ) 366 376
7.000% due 01/25/51 (Þ) 289 294
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 516 499
Ontario Gaming GTA LP
8.000% due 08/01/30 (Þ) 593 599
Ooredoo QPSC
Series REGS
4.500% due 01/31/43 (Þ) 384 364
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 324
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 262 225
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 645 618
Oschadbank Via SSB #1 PLC
9.625% due 03/20/25 (~)(Ê)(Þ) 190 162
Pakistan Government International
Bond
Series REGS
8.250% due 09/30/25 (Þ) 200 121
6.875% due 12/05/27 (Þ) 500 265
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 (Þ) 1,537 683
Palmer Square CLO, Ltd.
Series 2018-2A Class B
2.139% due 07/16/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,250 1,230
Panama Government International Bond
6.400% due 02/14/35 1,030 1,075
6.853% due 03/28/54 641 671
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 520 521
Series REGS
2.739% due 01/29/33 (Þ) 589 473
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 01/25/49 (Þ) 245 241
Peruvian Government International
Bond
2.783% due 01/23/31 1,005 853
3.300% due 03/11/41 115 87
3.230% due 07/28/21 500 300
Petrobras Global Finance BV
6.500% due 07/03/33 283 278
6.850% due 06/05/15 918 817
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø)(Þ)(Æ) 1,000 35
Series REGS
6.000% due 11/15/26 (Ø)(Þ)(Æ) 3,986 140
5.500% due 04/12/37 (Ø)(Þ)(Æ) 2,150 75
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,788 1,198
Petroleos Mexicanos
6.625% due 06/15/38 2,164 1,465
Series REGS
10.000% due 02/07/33 (Þ) 1,824 1,699
6.625% due 09/29/49 (Þ) 1,328 818
Series WI
6.700% due 02/16/32 151 116
6.750% due 09/21/47 1,684 1,084
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 2,220 1,846
Philippine Government International
Bond
5.170% due 10/13/27 210 212
1.950% due 01/06/32 1,284 1,029
5.000% due 07/17/33 600 606
Popular, Inc.
7.250% due 03/13/28 376 380
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 (Þ) 607 619
Prosus NV
3.680% due 01/21/30 (Þ) 254 217
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 (Þ) 370 389
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 324 324
3.750% due 04/16/30 (Þ) 393 377
4.817% due 03/14/49 (Þ) 674 647
4.400% due 04/16/50 (Þ) 383 346
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 1,683 1,401
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 506
Rakuten Group, Inc.
10.250% due 11/30/24 (Þ) 408 407

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 118 115
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 534 457
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 550 497
Republic of Poland Government
International Bond
5.500% due 11/16/27 513 523
4.875% due 10/04/33 116 115
5.500% due 04/04/53 393 399
Republic of South Africa Government
International Bond
5.875% due 04/20/32 933 855
5.750% due 09/30/49 200 149
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 164
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 250 231
Series WI
2.950% due 03/15/25 347 331
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 631 594
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 456 490
7.625% due 01/17/53 (Þ) 244 275
Series REGS
5.250% due 11/25/27 (Þ) 238 233
7.625% due 01/17/53 (Þ) 152 171
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 222 226
5.500% due 04/01/28 (Þ) 327 308
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 627 541
Sands China, Ltd.
Series WI
5.125% due 08/08/25 298 294
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 350 307
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 132 122
Series REGS
4.250% due 04/16/39 (Þ) 619 543
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 (Þ) 450 446
Saudi Government International Bond
5.000% due 01/18/53 (Þ) 668 614
Seagate HDD Cayman
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 12/01/34 135 120
Seaspan Corp.
5.500% due 08/01/29 (Þ) 987 804
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 (Þ) 250 187
Serbia Government International Bond
6.500% due 09/26/33 (Þ) 209 209
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 245
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 (Þ) 366 425
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 342 306
Societe Generale SA
4.250% due 04/14/25 (Þ) 229 221
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 127 112
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 313 303
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 500
Southern Copper Corp.
3.875% due 04/23/25 118 114
Sri Lanka Government International
Bond
Series REGS
6.750% due 04/18/28 (~)(Ê)(Þ) 1,064 472
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 342 306
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 398
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 353 346
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 (Þ) 531 550
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 1,273 1,119
Swedbank AB
5.472% due 06/15/26 (Þ) 305 303
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 484
Tacora Resources, Inc.
8.250% due 05/15/26 (~)(Ê)(Þ) 399 299
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 929 854
TCW CLO, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 289
Telecom Italia Capital SA
6.375% due 11/15/33 1,244 1,053
6.000% due 09/30/34 258 209
7.200% due 07/18/36 241 207
7.721% due 06/04/38 451 401
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 779 668
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 324 302
TotalEnergies Capital International SA
2.434% due 01/10/25 199 191
TransAlta Corp.
6.500% due 03/15/40 243 232
TransCanada PipeLines, Ltd.
4.625% due 03/01/34 192 176
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 365 363
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 (Þ) 468 451
Triton Container International, Ltd.
3.250% due 03/15/32 243 188
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 401 338
TSMC Arizona Corp.
1.750% due 10/25/26 251 226
Turkey Government International Bond
9.125% due 07/13/30 858 892
5.950% due 01/15/31 721 636
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 481 489
Series REGS
5.750% due 07/06/26 (Þ) 449 416
UBS Group AG
0.700% due 08/09/24 (Þ) 228 217
1.305% due 02/02/27 (SOFR +
0.980%)(Ê)(Þ) 365 323
Ukraine Government International
Bond
Series GDp
0.750% due 08/01/41 (~)(Ê)(Þ) 195 95
Series REGS
7.253% due 03/15/35 (~)(Ê)(Þ) 1,932 575
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (~)(Ê)(Þ) 652 257
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 243 222
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Uruguay Government International
Bond
5.750% due 10/28/34 958 1,030
4.975% due 04/20/55 341 330
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 (Þ) 700 666
Vale Overseas, Ltd.
6.250% due 08/10/26 203 208
Var Energi ASA
7.500% due 01/15/28 (Þ) 322 333
Venture 33 CLO, Ltd.
7.850% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 954
Viking Cruises, Ltd.
Series 144a
7.000% due 02/15/29 (Þ) 934 880
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 571 587
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ)(Š)
(Þ)(Ø)(Æ) 714 —
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 222 210
West Fraser Timber Co., Ltd.
4.350% due 10/15/24 (Þ) 216 212
Yara International ASA
4.750% due 06/01/28 (Þ) 226 216
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) 26 26
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS
6.950% due 07/21/27 (Þ) 250 212
Zambia Government International Bond
Series REGS
5.375% due 09/20/99 (~)(Æ)(Ê)(ƒ)
(Ø)(Þ) 269 141
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 290 282
156,082
Mortgage-Backed Securities - 12.6%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 95 88
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 776
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 94
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,563 111

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 503
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê) 1,942 124
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 630
BX Trust
Series 2021-21M Class E
6.759% due 10/15/36 (USD 1 Month
LIBOR + 2.171%)(Ê)(Þ) 186 176
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 1,000 946
Series 2023-DELC Class A
7.690% due 06/15/38 (CME Term
SOFR 1 Month + 2.690%)(Ê)(Þ) 250 250
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 448
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
7.319% due 08/29/29 (Þ) 4,500 2,497
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 7,722 475
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 77 68
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 493 432
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 130 115
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 368 328
CIM Commercial Trust Corp.
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 211 195
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 47 44
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 774 600
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 385 298
CIM Trust
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 397 351
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 75
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 181
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 268
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê) 2,231 91
Series 2023-SMRT Class C
6.048% due 06/10/28 (~)(Ê)(Þ) 500 480
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 577 447
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 498 386
Commercial Mortgage Trust
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 122
Series 2016-CR28 Class E
4.138% due 02/10/49 (~)(Ê)(Þ) 850 625
Series 2020-CBM Class F
3.754% due 02/10/37 (~)(Ê)(Þ) 1,500 1,325
Connecticut Avenue Securities Trust
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 704
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 82
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 788
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 806
Series 2022-2 Class A1
4.300% due 03/25/67 (~)(Ê)(Þ) 679 631
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 187 171
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 448 425
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 55 55
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,196
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 145 145
Series 2022-R05 Class 2M2
3.289% due 04/25/42 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 300 302
Series 2023-R02 Class 1M2
7.660% due 01/25/43 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 1,100 1,135
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 134 117
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 448 418

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 90 82
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA1 Class B1
2.450% due 01/25/50 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 250 250
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 220 223
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 886 887
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 946 942
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,200 1,203
Series 2022-HQA1 Class M1B
7.810% due 03/25/42 (SOFR 30 Day
Average + 3.500%)(Ê)(Þ) 1,000 1,030
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.000% due 08/25/49 (Þ) 1,450 1,055
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 14,953 32
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 9
Series 2019-KG01 Class C
Principal Only STRIPS
0.000% due 05/25/29 (Þ) 400 226
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,086 15
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 2
FRR Re-REMIC Trust
Series 2018-C1 Class CK43
Principal Only STRIPS
0.000% due 02/27/48 (~)(Ê)(Þ) 200 170
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
0.000% due 11/29/50 (Þ) 1,000 701
2.420% due 09/27/51 (~)(Ê)(Þ) 415 299
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 837 565
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ) 1,258 833
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Þ) 1,500 1,015
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 581
Series 2021-FRR2 Class 2C
2.935% due 10/27/28 (Þ) 316 272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-FRR2 Class A
4.292% due 10/27/28 (Þ) 312 249
Series 2021-FRR2 Class BK
8.097% due 10/27/28 (Þ) 266 155
Series 2021-FRR2 Class C
3.713% due 10/27/28 (Þ) 316 267
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.000% due 10/27/28 (Þ) 384 326
Series 2021-FRR2 Class CK49
1.040% due 09/27/51 (~)(Ê)(Þ) 796 669
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 473
Series 2022-FRR3 Class BK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 433 311
Series 2022-FRR3 Class C728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 219
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 210
Series 2022-FRR3 Class CK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 304 210
Series 2022-FRR3 Class D728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 215
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 199 174
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 206
Series 2022-FRR3 Class DK89
Principal Only STRIPS
0.000% due 01/27/52 (Þ) 3,000 1,329
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 529 278
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 3,665 152
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 907 795
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 909 747
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 914 699
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 806 624
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 378 264
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 558
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 846 662
Series 2021-PJ9 Class A4

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 02/26/52 (~)(Ê)(Þ) 1,037 804
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 478 338
Series 2023-FUN Class C
8.048% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 492
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 450 429
JPMorgan Commercial Mortgage
Securities Trust
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 351
Series 2014-C19 Class D
4.834% due 04/15/47 (~)(Ê)(Þ) 550 501
Series 2015-C27 Class XA
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 2,575 32
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 254
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 918
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 594 566
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 78 70
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 786 660
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 259 232
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 30 27
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 24 23
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 364 294
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 62 54
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 661 617
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 61 59
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 157 137
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 352 308
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 420 357
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 180 152
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 316 242
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 232 180
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 460 368
KIND Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-KIND Class D
6.759% due 08/15/38 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 258 241
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 890 796
MHP
Series 2021-STOR Class F
4.199% due 07/15/38 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 500 477
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 204
Series 2015-C22 Class C
4.243% due 04/15/48 (~)(Ê) 450 385
Series 2016-C29 Class XB
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê) 7,710 171
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,435 75
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 230
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 6,223 339
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,517 166
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,503 97
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 103
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 112 98
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 950
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 467 440
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 210 178
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 238
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB55
0.887% due 03/28/49 (Þ) 1,430 1,112
Series 2022-FRR1 Class AB60
2.470% due 11/08/49 (Þ) 1,210 975
Series 2022-FRR1 Class AB64
2.314% due 03/01/50 (Þ) 1,830 1,456
Series 2022-FRR1 Class CK55

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Only STRIPS
0.000% due 03/28/49 (Þ) 450 341
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.000% due 11/08/49 (Þ) 560 396
Series 2022-FRR1 Class CK64
Principal Only STRIPS
0.000% due 03/01/50 (Þ) 530 366
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 59 51
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 913 813
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 58 54
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 503 386
SMRT
Series 2022-MINI Class F
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,295
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 2,104
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 796 617
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 647
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 525 439
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 267 251
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 197 170
Wells Fargo Commercial Mortgage
Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 3,650 39
Series 2016-LC25 Class A4
3.640% due 12/15/59 1,000 937
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 4,891 186
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 238
Series 2019-C52 Class XA
Interest Only STRIPS
1.767% due 08/15/52 (~)(Ê) 2,050 134
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 20 17
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 172 142
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 228 193
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 756 585
WFRBS Commercial Mortgage Trust
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,535
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 156 121
69,961
Non-US Bonds - 13.6%
Accor SA
1.750% due 02/04/26 (Þ) EUR 800 849
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.252%)(Ê)(ƒ)(Þ) EUR 800 832
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.561%)(Ê)(ƒ)(Þ) EUR 200 217
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 (Þ) EUR 600 621
ADO Properties SA
Series 1-15
1.500% due 07/31/25 (~)(Ê)(Þ) EUR 300 232
Albion Finance, Ltd.
Series REGS
5.250% due 10/15/26 (Þ) EUR 335 354
ams AG
1.000% due 03/05/25 EUR 1,000 844
Anarafe SL
Series REGS
15.348% due 03/31/26 (~)(Ê)(Þ) EUR 496 273
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 (Þ) EUR 160 155
8.663% due 01/15/27 (3 Month
EURIBOR + 5.000%)(Ê)(Þ) EUR 200 216
Atos SE
1.750% due 05/07/25 (Þ) EUR 200 172
2.500% due 11/07/28 (Þ) EUR 900 670
1.000% due 11/12/29 (Þ) EUR 400 253
Atrium European Real Estate, Ltd.
3.000% due 09/11/25 (Þ) EUR 200 192
Atrium Finance PLC
2.625% due 09/05/27 (Þ) EUR 500 398
Azelis Finance NV
Series REGS
5.750% due 03/15/28 (Þ) EUR 200 223
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 800 791
Banco de Sabadell SA
1.125% due 03/27/25 (Þ) EUR 500 520
Banijay Group SAS
Series REGS
6.500% due 03/01/26 (Þ) EUR 1,000 1,083

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bayer US Finance II LLC
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê)(Þ) EUR 1,300 1,331
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 1,400 1,349
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 400 404
Canary Wharf Group Investment
Holdings PLC
Series REGS
2.625% due 04/23/25 (Þ) GBP 460 483
Castor SpA
Series REGS
8.776% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 238 248
Centrica PLC
5.250% due 04/10/75 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.611%)(Ê)(Þ) GBP 200 245
Centurion Bidco SpA
11.125% due 05/15/28 (Þ) EUR 245 269
CGG SA
Series REGS
7.750% due 04/01/27 (Þ) EUR 300 277
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 (Þ) EUR 550 549
6.250% due 04/01/28 (Þ) GBP 400 448
Commerzbank AG
4.000% due 03/23/26 (Þ) EUR 687 740
Series EMTn
4.000% due 03/30/27 (Þ) EUR 514 554
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 (Þ) GBP 460 472
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê)(Þ) GBP 210 254
CPUK Finance, Ltd.
6.500% due 08/28/26 (Þ) GBP 150 184
5.876% due 08/28/27 (Þ) GBP 140 173
6.136% due 08/28/31 (Þ) GBP 140 172
Series REGS
4.875% due 08/28/25 (Þ) GBP 275 335
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 766
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 286
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 370
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 (Þ) EUR 475 443
Dufry One BV
0.750% due 03/30/26 (Þ) CHF 200 208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 04/15/26 (Þ) CHF 600 667
3.375% due 04/15/28 (Þ) EUR 150 150
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê)(Þ) EUR 300 304
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ)(Þ) EUR 300 318
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ)(Þ) EUR 400 366
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 400 378
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 800 692
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 3.436%)(Ê)(ƒ)(Þ) EUR 300 321
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 200 238
Series EMTn
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ)(Þ) GBP 700 752
Energia Group Roi Financeco DAC
Series REGS
6.875% due 07/31/28 (Þ) EUR 650 715
EP Infrastructure AS
1.698% due 07/30/26 (Þ) EUR 700 652
2.045% due 10/09/28 (Þ) EUR 600 512
1.816% due 03/02/31 (Þ) EUR 500 377
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 360 358
Explorer II AS
3.375% due 02/24/25 EUR 450 457
Faurecia SE
7.250% due 06/15/26 (Þ) EUR 300 346
Galaxy Bidco, Ltd.
Series REGS
6.500% due 07/31/26 (Þ) GBP 300 348
GKN Holdings, Ltd.
4.625% due 05/12/32 (Þ) GBP 300 328
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 285 270
IHO Verwaltungs GmbH
Series REGS
8.750% due 05/15/28 (Þ) EUR 400 461
Iliad SA
5.625% due 02/15/30 (Þ) EUR 400 435
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 (Þ) EUR 439 429
INEOS Finance PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.625% due 05/15/28 (Þ) EUR 100 107
INEOS Quattro Finance 2 PLC
Series REGS
2.500% due 01/15/26 (Þ) EUR 250 244
International Consolidated Airlines
Group SA
1.500% due 07/04/27 (Þ) EUR 700 670
Intesa Sanpaolo SpA
3.928% due 09/15/26 (Þ) EUR 850 918
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (3 Month
EURIBOR + 4.817%)(Ê)(ƒ)(Þ) EUR 800 860
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 975 946
Libra Groupco SpA
Series REGS
5.000% due 05/15/27 (Þ) EUR 550 526
Maison Finco PLC
Series REGS
6.000% due 10/31/27 (Þ) GBP 465 448
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 (Þ) EUR 418 361
Marcolin SpA
Series REGS
6.125% due 11/15/26 (Þ) EUR 300 303
Marks & Spencer PLC
4.750% due 06/12/25 (Þ) GBP 412 518
3.250% due 07/10/27 (Þ) GBP 400 463
mBank SA
0.966% due 09/21/27 (3 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 300 264
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 345 372
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 (Þ) EUR 300 286
Mundys SpA
1.625% due 02/03/25 (Þ) EUR 200 210
1.875% due 07/13/27 (Þ) EUR 400 394
NGG Finance PLC
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month LIBOR]
12 Year Rate + 3.480%)(Ê)(Þ) GBP 100 122
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.141%)(Ê)(Þ) EUR 900 940
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 1,000 958
NH Hotel Group, SA
Series REGS
4.000% due 07/02/26 (Þ) EUR 500 530
Nobian Finance BV
Series REGS
3.625% due 07/15/26 (Þ) EUR 350 330
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ocado Group PLC
0.875% due 12/09/25 GBP 900 1,011
Series REGS
3.875% due 10/08/26 (Þ) GBP 300 327
Orange SA
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 700 767
Parts Europe SA
Series REGS
7.705% due 07/20/27 (3 Month
EURIBOR + 4.000%)(Ê)(Þ) EUR 250 275
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 780 956
6.625% due 01/16/34 GBP 300 335
Petroleos Mexicanos
3.625% due 11/24/25 (Þ) EUR 100 100
4.875% due 02/21/28 (Þ) EUR 100 91
Series 10.7
4.750% due 02/26/29 (Þ) EUR 2,100 1,810
Pinewood Finance Co., Ltd.
Series REGS
3.250% due 09/30/25 (Þ) GBP 950 1,122
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 535 541
Renault SA
1.250% due 06/24/25 (Þ) EUR 800 827
1.000% due 11/28/25 (Þ) EUR 430 443
2.000% due 09/28/26 (Þ) EUR 200 203
1.125% due 10/04/27 (Þ) EUR 600 568
Rolls-Royce PLC
3.375% due 06/18/26 GBP 900 1,046
1.625% due 05/09/28 (Þ) EUR 340 323
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.245%)(Ê)(Þ) EUR 130 139
RZD Capital PLC
7.900% due 10/19/24 (~)(Ê)(Ø)(Š)
(Þ)(Æ) RUB 115,000 —
SACE SPA
3.875% due 02/10/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
10 Year Rate + 3.186%)(Ê)(ƒ)(Þ) EUR 721 722
Samhallsbyggnadsbolaget i Norden AB
1.750% due 01/14/25 (Þ) EUR 300 253
1.125% due 11/26/29 (Þ) EUR 500 304
Schaeffler AG
2.875% due 03/26/27 (Þ) EUR 720 756
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 1,126 997
Summit Germany, Ltd.
Series REGS
2.000% due 01/31/25 (Þ) EUR 250 254
Techem Verwaltungsgesellschaft 674
mbH
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 07/30/26 (Æ)(Ø)(Þ) EUR 242 262
Tele Columbus AG
Series REGS
3.875% due 05/02/25 (Þ) EUR 400 271
Telecom Italia Finance SA
7.750% due 01/24/33 EUR 1,089 1,233
Telecom Italia SpA
5.250% due 03/17/55 EUR 300 252
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ)(Þ) EUR 300 289
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 400 432
Telefonica SA
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ)(Þ) EUR 300 282
Teva Pharmaceutical Finance
Netherlands II BV
1.125% due 10/15/24 (Þ) EUR 650 683
1.875% due 03/31/27 (Þ) EUR 500 469
1.625% due 10/15/28 (Þ) EUR 900 767
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 (Þ) EUR 667 612
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 (Þ) GBP 2,139 3,321
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 129
UniCredit SpA
2.000% due 09/23/29 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.400%)(Ê)(Þ) EUR 900 943
United Group BV
Series REGS
4.000% due 11/15/27 (Þ) EUR 300 276
3.625% due 02/15/28 (Þ) EUR 300 265
4.625% due 08/15/28 (Þ) EUR 300 270
Valeo SA
1.625% due 03/18/26 (Þ) EUR 200 207
Series EMTn
1.500% due 06/18/25 (Þ) EUR 400 419
Veolia Environnement SA
1.625% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.151%)(Ê)(ƒ)(Þ) EUR 400 388
Verisure Holding AB
Series REGS
7.125% due 02/01/28 (Þ) EUR 275 308
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 925 890
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 350 366
Vmed O2 UK Financing I PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.000% due 01/31/29 (Þ) GBP 300 313
4.500% due 07/15/31 (Þ) GBP 250 253
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 600 614
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê)(Þ) GBP 600 721
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 850 773
Volkswagen Group of America Finance
LLC
4.625% due 03/29/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 2.967%)(Ê)(ƒ)(Þ) EUR 700 738
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 97
WEPA Hygieneprodukte GmbH
Series REGS
2.875% due 12/15/27 (Þ) EUR 200 189
Wintershall Dea Finance 2 BV
Series NC5
2.499% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 300 285
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 500 437
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 850 821
ZF Europe Finance BV
2.000% due 02/23/26 (Þ) EUR 800 814
2.500% due 10/23/27 (Þ) EUR 1,000 988
3.000% due 10/23/29 (Þ) EUR 700 668
ZF NA Capital, Inc.
3.750% due 09/21/28 (Þ) EUR 300 305
75,619
Total Long-Term Fixed Income
Investments
(cost $549,618) 503,140
Common Stocks - 1.2%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š) 4,460,190
—
Energy - 0.1%
Tourmaline Oil Corp.(Æ)(Š) 255,236
194
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,329
—
Materials and Processing - 0.6%

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,469
Producer Durables - 0.5%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas SL(Æ)(Š) 2,318
—
Kelly Topco, Ltd.(Æ) 2,574
143
Real Alloy(Æ)(Š) 39
2,599
2,742
Total Common Stocks
(cost $6,135) 6,405
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Total Preferred Stocks
(cost $297) —
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd. (Æ)
2025 Warrants 675 37
Total Warrants and Rights
(cost $—) 37
Short-Term Investments - 5.6%
China Government International Bond
3.250% due 10/19/23 (Þ) 394 392
Commerzbank AG
8.125% due 09/19/23 (Þ)(ç) 155 155
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Ê)(Þ) 942 377
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 (Þ) 200 197
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 581 568
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 (Þ) 401 396
Occidental Petroleum Corp.
6.950% due 07/01/24 94 95
OneMain Finance Corp.
6.125% due 03/15/24 800 798
Oschadbank Via SSB #1 PLC
12.700% due 01/19/24 (USD 6
Month LIBOR + 6.875%)(Ê)(Þ) 175 58
Petroleos de Venezuela SA
Series REGS
6.000% due 05/16/24 (Ø)(Þ)(Æ) 8,000 280
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (~)(Ê)(Ø)(Æ) 675 175
Service Properties Trust
4.650% due 03/15/24 273 268
Sprint Corp.
Series WI
7.875% due 09/15/23 (ç) 679 679
Tampa Electric Co.
0.000% due 08/21/23 (Æ) 4,000 3,988
Turkiye Ihracat Kredi Bankasi AS
Series REGS
6.125% due 05/03/24 (Þ) 427 422
U.S. Cash Management Fund(@) 20,052,374(∞) 20,044
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 2,250 2,216
Total Short-Term Investments
(cost $39,362) 31,108
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,086,443 (∞) 1,086
Total Other Securities
(cost $1,086) 1,086
Total Investments - 97.3%
(identified cost $596,498) 541,776
Other Assets and Liabilities,
Net - 2.7%
15,202
Net Assets - 100.0%
556,978

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 125
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
68.3%
1011778 B.C. Unltd. Liability Co. / New Red Finance, Inc. 07/06/21 480,000 97.95 470
412
1375209 BC, Ltd. 11/18/20 755,000 100.26 757
757
180 Medical, Inc. 09/30/21 300,000 100.00 300
263
ABN AMRO Bank NV 07/08/20 94,000 106.64 100
90
Abu Dhabi Government International Bond 09/21/22 559,000 83.73 468
464
Abu Dhabi Government International Bond 11/02/22 477,000 71.55 341
347
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.47 503
498
Accor SA 06/29/22 EUR 200,000 92.89 186
217
Accor SA 01/20/23 EUR 800,000 99.23 794
832
Accor SA 01/30/23 EUR 800,000 105.95 848
849
ACE Securities Corp. Mortgage Loan Trust 02/23/21 658,806 98.28 647
517
Acrisure LLC / Acrisure Finance, Inc. 05/03/23 311,000 95.95 298
300
ACS Actividades de Construccion y Servicios SA 03/29/21 EUR 600,000 115.66 694
621
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
441
AdaptHealth LLC 01/28/21 368,000 101.96 375
302
AdaptHealth LLC 08/12/21 851,000 99.69 848
704
ADIB Capital Invest 2, Ltd. 07/21/21 602,000 107.61 648
601
Adient Global Holdings, Ltd. 11/10/21 474,000 101.16 479
455
Adient Global Holdings, Ltd. 02/28/23 338,000 100.00 338
347
ADO Properties SA 06/01/23 EUR 300,000 86.95 261
232
AES Panama Generation Holdings SRL 07/06/22 143,702 87.72 126
125
African Export-Import Bank (The) 07/26/22 643,000 82.43 530
528
Agua y Saneamientos Argentinos SA 10/16/19 1,056,612 87.01 919
798
AHP Health Partners, Inc. 08/16/21 186,000 100.68 187
162
Aircastle, Ltd. 07/24/23 113,000 97.25 110
110
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 291,000 96.87 282
276
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 359,000 88.75 319
313
Albion Finance, Ltd. 10/15/21 EUR 335,000 116.03 389
354
Albion Financing 2SARL 10/15/21 800,000 100.00 800
741
Alimentation Couche-Tard, Inc. 09/24/18 135,000 97.03 131
126
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 11/09/22 489,000 91.57 448
463
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 02/06/23 117,000 100.00 117
116
Allied Universal Holdco LLC / Allied Universal Finance Corp. 04/21/22 277,000 99.75 276
265
Alta Equipment Group, Inc. 03/24/21 490,000 101.32 496
458
Altice France Holding SA 04/20/22 324,000 89.45 290
227
Altice France Holding SA 04/25/22 227,000 86.22 196
84
American Airlines Group, Inc. 03/10/21 817,667 100.00 818
805
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
332
American Builders & Contractors Supply Co., Inc. 06/27/22 1,000,000 84.12 841
868
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 326,000 99.63 325
253
Anarafe SL 01/12/22 EUR 496,252 132.75 659
273
Angolan Government International Bond 04/03/23 805,000 85.92 692
705
APCOA Parking Holdings GmbH 07/14/21 EUR 160,000 118.35 189
155
APCOA Parking Holdings GmbH 11/09/21 EUR 200,000 115.86 232
216
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,105
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,549
Apollo Commercial Real Estate Finance, Inc. 09/02/21 316,000 98.16 310
253
Aramark Services, Inc. 01/28/21 354,000 102.99 365
333
Arches Buyer, Inc. 05/03/23 469,000 87.55 411
408
Arconic Corp. 05/11/22 1,000,000 96.93 969
1,026
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 102.62 370
310
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 04/28/22 EUR 650,000 88.02 584
646
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 06/16/22 GBP 100,000 99.04 99
103
Armenia Republic Government International Bond 12/06/22 200,000 81.58 163
159
Arroyo Mortgage Trust 05/12/20 94,673 97.18 92
88
Ashtead Capital, Inc. 06/30/22 417,000 92.53 386
388
Ashtead Capital, Inc. 08/04/22 438,000 91.40 400
424
AthenaHealth Group, Inc. 01/05/23 584,000 80.28 469
495
Atos SE 08/02/22 EUR 900,000 75.44 679
670
Atos SE 08/02/22 EUR 200,000 89.36 179
172
Atos SE 10/31/22 EUR 400,000 61.35 245
253
Atrium European Real Estate, Ltd. 05/17/22 EUR 200,000 103.09 206
192
Atrium Finance PLC 11/01/22 EUR 500,000 75.31 377
398
ATS Automation Tooling Systems, Inc. 01/28/21 287,000 101.27 291
257
Avantor, Inc. 01/28/21 358,000 103.46 370
332
Avation Capital SA 07/06/21 316,337 88.80 281
276
Aviation Capital Group LLC 06/02/22 213,000 100.84 215
209
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 288,000 103.39 298
275

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Axian Telecom 03/08/23 735,000 92.98 683
675
Azelis Finance NV 03/08/23 EUR 200,000 105.47 211
223
Azzurra Aeroporti SpA 11/27/20 EUR 800,000 100.18 801
791
Bahrain Government International Bond 04/06/23 233,000 100.00 233
241
Banco de Bogota SA 02/03/22 103,000 99.70 103
94
Banco de Sabadell SA 10/19/20 EUR 500,000 114.55 573
520
Banco do Brasil SA 08/16/19 291,000 110.40 321
294
Banco do Estado do Rio Grande do Sul SA 04/18/23 713,000 90.04 642
648
Banijay Group SAS 02/04/20 EUR 1,000,000 114.74 1,147
1,083
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.28 128
94
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,100,000 96.38 1,060
776
Bank of Ireland Group PLC 04/05/23 194,000 100.44 195
193
Bank of Ireland Group PLC 07/24/23 122,000 87.47 107
107
Bausch Health Cos., Inc. 12/17/19 453,000 239.65 1,086
334
Bausch Health Cos., Inc. 11/18/20 88,000 174.46 154
56
Bayer US Finance II LLC 06/29/21 EUR 1,300,000 103.78 1,378
1,331
Bayer US Finance II LLC 11/14/22 EUR 1,400,000 93.95 1,330
1,349
Benchmark Mortgage Trust 03/28/22 890,000 79.31 706
503
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
494
Berry Global, Inc. 07/22/19 224,000 102.97 231
219
Bertelsmann SE & Co. KGaA 10/19/20 EUR 400,000 110.44 442
404
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
975
Bharti Airtel, Ltd. 09/13/21 216,000 104.37 225
211
Blackstone Mortgage Trust, Inc. 11/02/21 311,000 99.78 310
267
BMD2 Re-Remic Trust 02/03/21 892,000 89.35 797
630
BNP Paribas SA 05/14/20 194,000 104.06 202
187
BNP Paribas SA 07/24/23 163,000 89.42 146
146
Bolivia Government International Bond 04/04/23 200,000 52.45 105
137
Bombardier, Inc. 04/18/23 555,000 100.23 556
551
Booz Allen Hamilton Holding Corp. 03/03/21 1,195,000 96.53 1,126
1,085
Boxer Parent Co., Inc. 05/14/20 157,000 100.00 157
157
Boxer Parent Co., Inc. 05/14/20 EUR 910,000 101.47 923
993
Boyd Gaming Corp. 06/30/22 1,000,000 85.66 857
895
Braskem Netherlands Finance BV 02/08/23 214,000 100.00 214
211
Brinker International, Inc. 06/22/23 621,000 100.00 621
624
Broadcom, Inc. 07/24/23 243,000 75.58 184
184
Brookfield Residential Properties, Inc. 03/15/21 322,000 102.77 331
298
Builders FirstSource, Inc. 03/03/21 385,000 105.26 405
360
BX Trust 02/06/23 1,000,000 96.02 960
946
BX Trust 02/23/23 186,253 95.67 178
176
BX Trust 05/24/23 250,000 99.75 249
250
C&W Senior Financing Designated Activity Company 04/24/23 707,000 88.49 626
642
Caesars Entertainment, Inc. 06/19/20 830,000 100.04 829
851
Caesars Entertainment, Inc. 09/10/21 158,000 100.00 158
139
Caesars Entertainment, Inc. 01/23/23 209,000 100.00 209
211
Canary Wharf Group Investment Holdings PLC 01/10/23 GBP 460,000 106.35 489
483
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.12 698
448
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
497
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.38 974
974
Carlyle Holdings II Finance LLC 05/04/21 202,000 125.72 254
178
Carnival Corp. 02/16/21 854,000 92.15 787
790
Carnival Corp. 08/24/22 1,614,000 80.08 1,292
1,451
Carriage Purchaser, Inc. 09/23/21 744,000 98.55 733
586
Carriage Services, Inc. 06/09/22 1,000,000 85.85 859
866
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,497
Cascades, Inc. 01/12/22 282,000 102.13 288
271
Castor SpA 02/10/22 EUR 238,000 113.84 271
248
CBB International Sukuk Programme Company 01/26/23 1,374,000 91.54 1,258
1,242
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 97.76 741
657
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,872,000 96.26 1,800
1,439
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 62,000 98.11 61
57
CCO Holdings LLC / CCO Holdings Capital Corp. 04/18/23 356,000 95.07 338
334
CCO Holdings LLC / CCO Holdings Capital Corp. 07/11/23 68,000 94.04 64
65
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.53 246
243
Central Plaza Holding Co., Ltd. 05/06/22 800,000 93.05 744
664
Centrica PLC 12/14/21 GBP 200,000 139.89 280
245
Centurion Bidco SpA 05/09/23 EUR 245,000 109.62 269
269
CEZ AS 06/15/17 383,000 109.57 420
350

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CGG SA 11/09/21 EUR 300,000 116.91 351
277
Chase Home Lending Mortgage Trust 07/29/19 129,594 100.97 131
115
Chase Home Lending Mortgage Trust 10/30/19 77,011 100.78 78
68
Chase Home Lending Mortgage Trust 10/30/19 492,869 101.59 501
432
China Government International Bond 09/21/22 394,000 99.86 393
392
China Government International Bond 11/17/22 987,000 91.96 908
894
CHNGE Mortgage Trust 01/21/22 367,930 99.99 368
328
CHS/Community Health Systems, Inc. 01/26/21 419,000 94.75 397
317
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
214
CHS/Community Health Systems, Inc. 01/20/22 200,000 100.00 200
160
CHS/Community Health Systems, Inc. 04/29/22 580,000 95.56 554
496
CHS/Community Health Systems, Inc. 05/03/23 635,000 69.48 441
421
Cidron Aida Finco SARL 03/25/21 EUR 550,000 117.32 645
549
Cidron Aida Finco SARL 03/25/21 GBP 400,000 137.38 549
448
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
498
CIFC LLC 03/18/21 1,000,000 100.00 1,000
991
CIM Commercial Trust Corp. 09/27/18 211,102 96.86 204
195
CIM Commercial Trust Corp. 03/22/19 46,659 101.41 47
44
CIM Commercial Trust Corp. 03/01/21 774,446 101.96 790
600
CIM Commercial Trust Corp. 03/29/21 385,008 100.40 387
298
CIM Trust 11/07/19 397,255 100.58 399
351
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.47 416
268
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.54 104
75
Citigroup Commercial Mortgage Trust 08/12/19 313,000 78.53 246
181
Citigroup Commercial Mortgage Trust 05/10/23 500,000 99.08 495
480
Citigroup Mortgage Loan Trust, Inc. 05/06/21 576,842 101.22 584
447
Citigroup Mortgage Loan Trust, Inc. 06/25/21 498,071 100.39 500
386
Clarios Global, LP / Clarios US Finance Co. 05/03/23 360,000 100.62 362
365
CLI Funding VI LLC 03/23/21 708,500 100.24 710
616
Cloud Software Group Holdings, Inc. 11/09/22 456,000 86.30 394
410
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
171
Clydesdale Acquisition Holdings, Inc. 03/30/22 633,000 94.24 597
574
Coinbase Global, Inc. 09/14/21 220,000 100.00 220
139
Coinbase Global, Inc. 09/14/21 336,000 100.00 336
235
Colt Merger Sub, Inc. 06/19/20 502,000 100.00 502
499
Commercial Mortgage Trust 01/21/20 160,000 97.12 155
122
Commercial Mortgage Trust 03/03/22 850,000 94.35 802
625
Commercial Mortgage Trust 04/28/22 1,500,000 90.24 1,354
1,325
Commerzbank AG 06/17/19 155,000 100.52 156
155
Commerzbank AG 10/19/20 EUR 687,000 105.23 723
740
Commerzbank AG 10/19/20 EUR 514,000 120.54 620
554
Commonbond Student Loan Trust 11/27/18 55,131 100.72 56
50
Commonbond Student Loan Trust 06/02/20 85,940 99.98 86
73
Commonbond Student Loan Trust 03/10/21 254,138 100.00 254
195
CommScope Technologies LLC 04/25/22 273,000 83.90 229
182
Compass Group Diversified Holdings LLC 04/07/21 333,000 103.57 345
303
Comstock Resources, Inc. 05/03/23 508,000 84.85 431
450
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 103.33 878
815
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
704
Consensus Cloud Solutions, Inc. 09/24/21 887,000 92.88 824
820
Consensus Cloud Solutions, Inc. 09/24/21 262,000 96.59 253
227
Consolidated Energy Finance SA 09/30/21 995,000 99.97 995
859
Consolidated Energy Finance SA 11/09/22 364,000 94.12 343
345
Constellation Automotive Financing PLC 07/16/21 GBP 460,000 137.61 633
472
Constellation Merger Sub, Inc. 09/03/19 292,000 94.03 275
245
Co-operative Group Holdings, Ltd. 03/08/21 GBP 210,000 156.80 329
254
CoreLogic, Inc. 07/06/21 311,000 99.70 310
256
Coronado Finance Pty, Ltd. 05/04/21 369,000 99.43 367
383
Corp. Nacional del Cobre de Chile 12/14/22 837,000 74.26 622
574
Costa Rica Government International Bond 05/16/23 689,000 101.39 699
698
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 11/22/21 979,000 100.00 979
908
CPI CG, Inc. 04/07/21 289,000 103.16 298
278
CPUK Finance, Ltd. 04/01/19 GBP 275,000 131.82 362
335
CPUK Finance, Ltd. 09/08/20 GBP 150,000 129.88 195
184
CPUK Finance, Ltd. 04/05/23 GBP 140,000 124.60 174
172
CPUK Finance, Ltd. 04/05/23 GBP 140,000 124.60 174
173
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
1,035

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Acceptance Corp. 05/08/20 242,000 95.89 232
237
Credit Agricole SA 06/10/20 222,000 103.67 230
215
Credit Agricole SA 07/24/23 221,000 92.85 205
205
Crown European Holdings SA 05/09/23 EUR 745,000 109.62 817
830
CSC Holdings LLC 07/06/21 743,000 99.25 737
373
Cushman & Wakefield U.S. Borrower LLC 03/15/21 265,000 105.98 281
243
CVR Energy, Inc. 01/10/20 402,000 100.00 402
363
CVR Energy, Inc. 01/10/20 983,000 98.49 968
955
Danske Bank A/S 03/03/22 253,000 95.66 242
222
DaVita, Inc. 11/09/22 472,000 77.49 366
403
DB Master Finance LLC 03/20/19 192,500 100.00 192
180
DB Master Finance LLC 03/20/19 385,000 100.00 385
351
DBWF Mortgage Trust 10/25/18 1,000,000 90.52 905
788
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 99.99 1,000
806
Deephaven Residential Mortgage Trust 03/25/22 678,546 99.87 678
631
Deutsche Telekom AG 12/09/21 EUR 475,000 112.94 536
443
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.22 944
377
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,948,000 101.27 1,970
1,759
DISH DBS Corp. 11/10/21 57,000 100.00 57
44
DISH Network Corp. 02/14/23 453,000 103.49 469
456
Dominican Republic Government International Bond 09/20/22 396,000 83.17 329
372
Dominican Republic Government International Bond 01/31/23 700,000 99.75 698
707
Dominican Republic Government International Bond 07/06/23 600,000 100.77 605
606
Domino's Pizza Master Issuer LLC 11/06/19 916,750 100.00 917
799
Domino's Pizza Master Issuer LLC 04/08/21 586,500 100.00 586
479
Dresdner Funding Trust I 03/02/22 139,000 126.72 176
148
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.28 496
467
Dufry One BV 04/15/21 CHF 600,000 108.51 651
667
Dufry One BV 04/15/21 EUR 150,000 119.73 180
150
Dufry One BV 09/10/21 CHF 200,000 105.35 211
208
Ecuador Government International Bond 10/12/22 1,329,074 42.36 563
457
Ecuador Government International Bond 12/01/22 346,183 64.69 224
164
EDP - Energias de Portugal SA 04/29/22 EUR 300,000 97.52 293
304
Egypt Government International Bond 10/12/22 1,682,000 61.49 1,034
1,086
El Salvaor Government International Bond 09/21/22 450,000 36.81 166
310
Electricite de France SA 10/19/20 GBP 700,000 121.77 852
752
Electricite de France SA 10/20/20 EUR 300,000 129.88 390
318
Electricite de France SA 02/02/21 EUR 800,000 128.29 1,026
692
Electricite de France SA 07/08/22 EUR 400,000 80.82 323
366
Electricite de France SA 08/02/22 GBP 200,000 116.19 232
238
Electricite de France SA 11/01/22 EUR 300,000 88.43 265
321
Electricite de France SA 12/02/22 EUR 400,000 87.76 351
378
Electricite de France SA 06/08/23 200,000 100.00 200
210
Element Fleet Management Corp. 07/24/23 302,000 100.33 303
303
ELFI Graduate Loan Program 06/18/20 104,456 99.97 104
90
Ellington Financial Mortgage Trust 11/05/19 187,454 99.98 187
171
Ellington Financial Mortgage Trust 04/14/22 447,866 99.59 446
425
Emerald Debt Merger Sub LLC 05/04/23 319,000 100.00 319
317
Emerald Debt Merger Sub LLC 05/04/23 EUR 800,000 110.14 881
880
Emergent BioSolutions, Inc. 04/26/21 752,000 95.96 722
417
Emirates NBD Bank PJSC 09/17/19 656,000 107.37 706
649
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 107.35 610
508
Empresa Nacional del Petroleo 11/02/17 538,000 92.89 500
410
Enact Holdings, Inc. 11/13/20 225,000 103.19 232
223
Enel Finance International NV 07/24/23 149,000 105.19 157
156
Enel Finance International NV 07/24/23 370,000 88.91 329
329
Energia Group Roi Financeco DAC 07/20/23 EUR 650,000 111.31 724
715
Energizer Holdings, Inc. 06/09/21 EUR 250,000 121.77 304
224
Entegris Escrow Corp. 04/04/23 711,000 94.54 672
663
Entegris, Inc. 06/16/22 627,000 91.79 576
601
EP Infrastructure AS 09/20/22 EUR 500,000 73.20 366
377
EP Infrastructure AS 09/20/22 EUR 600,000 82.92 498
512
EP Infrastructure AS 04/19/23 EUR 700,000 96.16 673
652
EQM Midstream Partners, LP 06/16/20 60,000 100.00 60
60
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
174
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
198
EQM Midstream Partners, LP 04/21/22 558,000 97.43 544
555
EQM Midstream Partners, LP 05/31/22 313,000 101.19 317
323

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Eskom Holdings SOC, Ltd. 01/26/16 355,000 96.46 342
352
Eskom Holdings SOC, Ltd. 01/28/21 616,000 99.32 612
608
Eskom Holdings SOC, Ltd. 01/30/23 305,000 91.32 279
274
Esselunga SpA 10/27/21 EUR 360,000 120.62 434
358
Export-Import Bank of China 08/16/22 267,000 97.19 259
236
Export-Import Bank of India 02/20/20 200,000 100.84 202
197
Export-Import Bank of India 06/27/22 500,000 81.28 406
402
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 55,370 99.89 55
55
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 144,547 97.09 140
145
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 90.89 1,091
1,196
Fannie Mae Connecticut Avenue Securities Trust 05/03/22 300,000 100.00 300
302
Fannie Mae Connecticut Avenue Securities Trust 02/06/23 1,100,000 100.00 1,100
1,135
Faurecia SE 01/18/23 EUR 300,000 109.55 329
346
F-Brasile SpA / F-Brasile US LLC 11/09/22 316,000 83.82 265
290
FEL Energy VI SARL 04/07/22 233,975 90.23 211
207
Finance Department Government of Sharjah 02/15/23 200,000 99.20 198
207
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
361
First Quantum Minerals, Ltd. 11/07/19 175,000 99.74 175
174
First Quantum Minerals, Ltd. 05/17/23 1,372,000 100.00 1,372
1,405
Flagstar Mortgage Trust 10/24/18 448,124 103.10 462
418
Flagstar Mortgage Trust 06/03/19 89,637 102.78 92
82
Flagstar Mortgage Trust 02/04/21 133,968 102.75 138
117
Forestar Group, Inc. 05/12/21 303,000 100.48 304
281
Fortescue Metals Group, Ltd. 11/09/22 460,000 80.19 369
396
Franshion Brilliant, Ltd. 07/11/19 488,000 85.66 418
471
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 219,804 100.00 220
223
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 945,720 100.00 946
942
Freddie Mac Structured Agency Credit Risk Debt Notes 01/19/23 1,200,000 98.50 1,182
1,203
Freddie Mac Structured Agency Credit Risk Debt Notes 02/03/23 1,000,000 102.06 1,021
1,030
Freddie Mac Structured Agency Credit Risk Debt Notes 03/01/23 250,000 97.77 244
250
Freddie Mac Structured Agency Credit Risk Debt Notes 03/08/23 885,780 99.33 880
887
FREMF Mortgage Trust 03/24/21 14,953,459 0.38 57
32
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
9
FREMF Mortgage Trust 03/24/21 1,450,103 79.54 1,153
1,055
FREMF Mortgage Trust 05/10/21 5,086,204 0.31 16
15
FREMF Mortgage Trust 05/10/21 570,000 0.41 2
2
FREMF Mortgage Trust 05/10/21 400,000 68.75 275
226
Fresenius Medical Care US Finance III, Inc. 08/03/22 255,000 84.70 216
200
Frontier Communications Corp. 11/19/20 942,000 97.56 928
798
Frontier Communications Corp. 10/05/21 153,000 100.00 153
111
Frontier Communications Corp. 04/18/23 298,000 97.98 292
285
FRR Re-REMIC Trust 09/29/21 200,000 89.00 178
170
Gabon Government International Bond 02/06/23 228,000 85.60 195
193
Gaci First Investment Co. 05/23/23 200,000 89.28 179
179
Galaxy Bidco, Ltd. 09/10/20 GBP 300,000 129.04 387
348
Galaxy Pipeline Assets Bidco, Ltd. 10/26/22 959,349 75.44 724
774
GAM Re-REMIC Trust 04/01/21 1,258,000 112.44 1,414
833
GAM Re-REMIC Trust 04/01/21 905,000 68.33 618
581
GAM Re-REMIC Trust 04/01/21 837,000 70.83 593
565
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
155
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
267
GAM Re-REMIC Trust 11/04/21 796,000 87.50 696
669
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
326
GAM Re-REMIC Trust 11/04/21 316,000 89.72 283
272
GAM Re-REMIC Trust 11/04/21 312,000 90.86 283
249
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
299
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,015
GAM Re-REMIC Trust 01/25/22 1,000,000 78.77 787
701
GAM Re-REMIC Trust 01/28/22 304,000 77.78 236
210
GAM Re-REMIC Trust 01/28/22 433,000 81.60 353
311
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
206
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
210
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
215
GAM Re-REMIC Trust 01/28/22 635,000 88.60 563
473
GAM Re-REMIC Trust 01/28/22 199,000 89.20 178
174
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
219
GAM Re-REMIC Trust 07/08/22 3,000,000 50.46 1,514
1,329
Garden Spinco Corp. 07/06/22 1,240,000 100.00 1,240
1,338

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Gartner, Inc. 02/18/21 358,000 104.47 374
335
Gates Global LLC / Gates Corp. 11/20/19 771,000 99.38 766
761
Gazprom OAO Via Gaz Capital SA 08/17/16 1,000,000 113.60 1,136
845
Genting New York LLC 10/05/21 441,000 100.06 441
395
Georgian Railway JSC 04/07/22 585,000 88.92 520
504
Getty Images, Inc. 06/12/23 1,000,000 100.00 1,000
996
GFL Environmental, Inc. 10/12/21 458,000 101.21 464
418
Ghana Government International Bond 10/07/15 250,000 100.00 250
177
Ghana Government International Bond 10/11/22 649,000 38.39 249
294
Ghana Government International Bond 02/28/23 200,000 38.41 77
91
GKN Holdings, Ltd. 10/27/21 GBP 300,000 145.70 437
328
Global Aircraft Leasing Co., Ltd. 07/26/19 2,059,574 97.58 2,010
1,941
Global Net Lease, Inc. 01/28/21 1,223,000 96.27 1,148
976
goeasy, Ltd. 05/12/21 306,000 100.86 309
279
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,201,601 99.96 1,201
917
GoTo Group, Inc. 08/12/22 487,000 79.60 388
280
Graham Packaging Co., Inc. 11/10/22 1,000,000 85.27 853
876
Graphic Packaging International LLC 07/06/21 366,000 101.00 370
328
Gray Television, Inc. 10/26/21 508,000 100.00 508
354
Greenland Global Investment, Ltd. 01/10/18 457,000 97.49 446
55
Greenland Global Investment, Ltd. 09/07/21 761,900 87.01 663
115
Grifols Escrow Issuer SA 09/28/21 EUR 285,000 116.87 333
270
GrubHub, Inc. 10/12/21 320,000 102.37 328
228
GS Mortgage Securities Trust 10/30/18 529,084 70.80 375
278
GS Mortgage Securities Trust 08/01/19 906,748 105.80 959
795
GS Mortgage Securities Trust 03/12/21 805,635 101.39 817
624
GS Mortgage Securities Trust 05/14/21 378,092 96.74 366
264
GS Mortgage Securities Trust 06/03/21 908,786 103.86 944
747
GS Mortgage Securities Trust 06/15/21 845,937 100.52 851
662
GS Mortgage Securities Trust 06/15/21 800,000 100.91 807
558
GS Mortgage Securities Trust 09/22/21 1,037,080 100.88 1,046
804
GS Mortgage Securities Trust 12/06/21 478,281 96.45 461
338
GS Mortgage Securities Trust 01/10/22 913,647 97.39 890
699
GS Mortgage Securities Trust 03/08/23 500,000 99.77 499
492
Guatemala Government International Bond 10/19/22 498,000 90.25 449
475
Guatemala Government International Bond 06/06/23 628,000 100.00 628
643
Hadrian Merger Sub, Inc. 11/07/18 270,000 99.16 268
243
Harvest Midstream I, LP 08/05/20 968,000 102.91 996
951
Hat Holdings I LLC 07/06/21 348,000 100.81 351
314
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 01/28/21 559,000 99.71 557
528
HC2 Holdings, Inc. 03/03/21 454,000 100.02 454
347
Helios Issuer LLC 10/26/18 616,019 99.98 616
520
Helios Issuer LLC 10/26/18 824,784 99.98 825
754
Helios Issuer LLC 06/15/20 360,010 99.99 360
319
Herbalife Nutrition, Ltd. 07/06/23 200,000 90.74 181
190
Highlands Holdings Bond Issuer, Ltd. 10/23/20 1,003,325 101.83 1,022
938
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 568,000 100.81 573
544
Hilcorp Energy I, LP / Hilcorp Finance Co. 01/03/23 194,000 91.22 177
179
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 507,000 91.55 464
459
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 106.24 365
339
HLF Financing SARL LLC / Herbalife International, Inc. 05/03/23 482,000 76.45 368
366
Holdco LLC 07/25/22 657,000 86.13 566
549
Hologic, Inc. 01/28/21 325,000 104.60 340
309
Howard Hughes Corp. (The) 02/18/21 356,000 104.68 373
327
HTA Group, Ltd. 05/03/23 414,000 94.62 392
395
Huarong Finance 2017 Co., Ltd. 06/08/21 200,000 82.06 164
175
Hungary Government International Bond 12/09/22 347,000 62.51 217
222
Hungary Government International Bond 01/04/23 200,000 95.75 191
209
Hungary Government International Bond 01/04/23 234,000 99.34 232
238
Hungary Government International Bond 07/19/23 675,000 102.31 691
687
IHO Verwaltungs GmbH 03/24/23 EUR 400,000 107.43 430
461
Iliad SA 03/01/23 EUR 400,000 103.49 414
435
Immobiliare Grande Distribuzione SIIQ SpA 10/19/20 EUR 439,000 113.54 498
429
Imperial Fund Mortgage Trust 04/14/22 450,009 99.99 450
429
INEOS Finance PLC 03/21/23 EUR 100,000 106.43 106
107
INEOS Quattro Finance 2 PLC 02/20/23 EUR 250,000 97.69 244
244
Infraestructura Energetica Nova SAPI de CV 06/03/22 103,000 94.12 97
95
Instituto Costarricense de Electricidad 02/07/18 961,000 85.19 819
812

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
International Airport Finance SA 01/11/22 16,535 108.24 18
16
International Bank of Azerbaijan OJSC 02/12/20 200,000 99.23 198
190
International Consolidated Airlines Group SA 10/19/20 EUR 700,000 97.27 681
670
International Flavors & Fragrances, Inc. 02/07/23 250,000 91.84 230
225
International Flavors & Fragrances, Inc. 07/24/23 128,000 84.72 108
109
Intesa Sanpaolo SpA 10/14/16 581,000 99.39 577
568
Intesa Sanpaolo SpA 09/02/21 290,000 104.38 303
194
Intesa Sanpaolo SpA 02/22/22 EUR 850,000 108.76 924
918
Intesa Sanpaolo Vita SpA 09/28/21 EUR 800,000 101.07 809
860
Intrado Corp. 12/13/17 264,000 99.26 262
238
ION Trading Technologies SARL 05/03/21 247,000 100.00 247
215
IQVIA, Inc. 12/09/19 260,000 103.24 268
251
Iron Mountain, Inc. 05/12/21 448,000 101.56 455
404
Ithaca Energy North Sea PLC 08/16/21 268,000 100.04 268
255
ITT Holdings LLC 06/23/21 950,000 99.97 950
812
Ivory Coast Government International Bond 04/05/23 200,000 86.38 173
179
J.G. Wentworth XLII LLC 10/02/18 472,340 99.97 472
404
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
646
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 06/08/21 653,000 99.10 647
541
Jefferson Capital Holdings LLC 07/28/21 763,000 99.04 756
645
Jersey Central Power & Light Co. 07/24/23 202,000 96.92 196
195
Jordan Government International Bond 06/06/18 293,000 91.48 268
260
Jordan Government International Bond 04/04/23 372,000 99.08 369
376
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.06 334
254
JPMorgan Commercial Mortgage Securities Trust 09/12/19 500,000 95.18 476
351
JPMorgan Commercial Mortgage Securities Trust 03/04/22 550,000 98.80 543
501
JPMorgan Mortgage Trust 12/06/18 785,835 90.39 710
660
JPMorgan Mortgage Trust 01/18/19 29,844 99.94 30
27
JPMorgan Mortgage Trust 03/22/19 24,256 101.08 25
23
JPMorgan Mortgage Trust 07/25/19 593,764 98.34 584
566
JPMorgan Mortgage Trust 01/24/20 352,084 104.14 367
308
JPMorgan Mortgage Trust 01/28/20 61,864 101.67 63
54
JPMorgan Mortgage Trust 01/30/20 364,358 101.05 368
294
JPMorgan Mortgage Trust 06/02/20 156,801 101.95 160
137
JPMorgan Mortgage Trust 07/15/20 660,597 103.75 685
617
JPMorgan Mortgage Trust 07/21/20 420,115 106.77 449
357
JPMorgan Mortgage Trust 08/20/20 258,895 105.30 273
232
JPMorgan Mortgage Trust 10/28/20 180,232 103.07 186
152
JPMorgan Mortgage Trust 11/10/20 77,762 102.74 80
70
JPMorgan Mortgage Trust 12/07/20 60,975 103.99 63
59
JPMorgan Mortgage Trust 01/19/21 315,606 103.23 326
242
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.76 998
918
JPMorgan Mortgage Trust 05/21/21 232,131 100.99 234
180
JPMorgan Mortgage Trust 04/27/22 459,817 90.60 417
368
Kaixo Bondco Telecom SA 10/05/21 EUR 975,000 96.65 942
946
Kazakhstan Government International Bond 09/20/22 481,000 81.16 390
437
KazMunayGas National Co. JSC 10/19/18 216,000 83.72 181
181
KazMunayGas National Co. JSC 05/19/23 378,000 76.58 289
299
KCA Deutag UK Finance PLC 10/26/20 292,645 100.00 293
292
KeySpan Gas East Corp 07/24/23 227,000 91.06 207
207
Khazanah Capital, Ltd. 07/17/23 590,000 99.88 589
585
Khazanah Global Sukuk Bhd 07/19/23 326,000 100.00 326
323
KIND Trust 02/09/23 258,134 92.67 239
241
Kinross Gold Corp. 06/26/23 800,000 98.72 790
788
Kondor Finance PLC 01/10/20 1,322,000 100.16 1,324
489
KSA Sukuk, Ltd. 05/15/23 1,844,000 99.40 1,833
1,793
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.08 251
241
Lamar Funding, Ltd. 06/14/17 490,000 98.68 484
469
Lamb Weston Holdings, Inc. 11/02/21 359,000 100.24 360
315
LCM 28, Ltd. 10/16/18 500,000 100.00 500
474
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 502,000 101.41 509
470
Lebanon Government International Bond 02/14/19 500,000 92.39 462
36
Lebanon Government International Bond 10/31/22 1,158,000 6.57 76
83
Legacy LifePoint Health LLC 06/13/23 800,000 93.11 745
812
Level 3 Financing, Inc. 03/31/23 297,000 97.06 288
308
Liberty Mutual Group, Inc. 05/03/22 51,000 127.97 65
53
Libra Groupco SpA 01/25/22 EUR 550,000 113.61 625
526
Life Time, Inc. 04/21/23 598,000 97.27 582
598

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Life Time, Inc. 07/28/23 200,000 98.15 196
196
Live Nation Entertainment, Inc. 04/08/20 785,000 96.59 758
729
LPL Holdings, Inc. 11/12/20 231,000 101.74 235
218
Lumen Technologies, Inc. 05/03/23 633,000 70.06 443
416
Macquarie Bank, Ltd. 07/24/23 323,000 94.16 304
304
Macy's Retail Holdings, Inc. 03/02/22 159,000 100.00 159
144
Macy's Retail Holdings, Inc. 03/02/22 177,000 100.00 177
158
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
248
Maison Finco PLC 10/06/21 GBP 465,000 135.89 632
448
Mangrove LuxCo III SARL 11/15/19 EUR 417,500 109.23 456
361
Marcolin SpA 05/19/21 EUR 300,000 121.74 365
303
Marks & Spencer PLC 09/27/18 111,000 107.93 120
104
Marks & Spencer PLC 10/19/20 GBP 412,000 131.29 541
518
Marks & Spencer PLC 04/05/23 GBP 400,000 113.73 455
463
Marlette Funding Trust 04/26/21 847,851 99.98 848
835
MasTec, Inc. 06/27/22 1,750,000 92.15 1,613
1,625
Mattamy Group Corp. 04/29/20 627,000 91.94 576
550
Mattamy Group Corp. 07/26/22 185,000 88.61 164
175
Mattel, Inc. 07/24/23 356,000 93.27 332
331
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 92.17 744
750
Mauser Packaging Solutions Holding Co. 01/30/23 1,017,000 100.00 1,017
1,014
mBank SA 07/03/23 EUR 300,000 86.11 258
264
MDGH GMTN RSC, Ltd. 10/18/22 350,000 98.66 345
368
MDGH GMTN RSC, Ltd. 07/27/23 243,000 105.48 256
255
Medline Borrower, LP 04/20/22 314,000 91.52 287
275
Medline Borrower, LP 05/03/23 319,000 86.14 275
283
Mello Mortgage Capital Acceptance 01/24/20 890,133 104.94 934
796
Mexico City Airport Trust 01/28/21 225,000 100.62 226
196
Mexico City Airport Trust 12/14/22 380,000 78.20 297
330
MF1 Multifamily Housing Mortgage Trust 02/13/23 500,000 93.67 468
471
MHP 07/26/22 500,000 93.37 467
477
Midcap Financial Issuer Trust 04/21/21 333,000 101.17 337
294
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
157
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 590,000 85.54 505
524
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 404,800 100.10 405
405
Minerals Technologies, Inc. 03/03/21 296,000 103.20 305
274
Mohegan Tribal Finance Authority Revenue Bonds 02/14/23 203,000 105.57 214
216
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
168
Molina Healthcare, Inc. 06/09/21 360,000 102.42 369
308
Mongolia Government International Bond 10/03/22 200,000 71.42 143
171
Monitchem HoldCo 3 SA 04/20/23 EUR 345,000 109.64 378
372
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 94.01 235
204
Morgan Stanley Capital I Trust 06/05/19 377,000 87.63 330
230
Morocco Government International Bond 03/01/23 532,000 98.93 526
535
Mosaic Solar Loan Trust 11/27/18 68,966 98.49 68
61
Mosaic Solar Loan Trust 11/27/18 179,891 99.02 178
162
Mosaic Solar Loan Trust 06/12/20 234,404 99.98 234
194
Mosaic Solar Loan Trust 03/10/21 664,420 99.44 661
517
Mosaic Solar Loan Trust 03/24/21 266,100 100.14 266
211
Mosaic Solar Loan Trust 06/15/21 396,007 99.52 394
290
Motion Bondco Designated Activity Co. 09/13/21 EUR 300,000 112.74 338
286
MPH Acquisition Holdings LLC 05/03/23 549,000 77.27 424
479
MRCD Mortgage Trust 12/05/19 120,000 95.88 115
103
MSCI, Inc. 01/28/21 231,000 104.99 243
210
MTR Corp., Ltd. 07/26/22 410,000 86.97 357
334
Mumtalakt Sukuk Holding Co. 01/29/21 401,000 101.54 407
396
Mundys SpA 12/17/21 EUR 400,000 104.14 417
394
Mundys SpA 04/19/23 EUR 200,000 105.35 211
210
Nabors Industries, Inc. 01/07/20 606,000 95.30 578
583
Nabors Industries, Inc. 01/07/20 213,000 97.97 209
195
Nabors Industries, Inc. 11/18/21 766,000 99.45 762
749
Nakilat, Inc. 06/15/17 319,196 111.05 354
332
National Bank of Fujairah PJSC 07/21/21 200,000 105.06 210
195
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 103.55 367
338
Navient Private Education Refi Loan Trust 11/03/20 187,350 99.99 187
170
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
324
NBK Tier 1 Financing 2, Ltd. 02/06/23 238,000 94.75 226
219
NCL Corp., Ltd. 04/18/23 571,000 86.97 497
540

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Neiman Marcus Group, Inc. 03/19/21 582,000 100.56 585
544
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
491
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
427
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 106.65 613
566
New Residential Investment Corp. 02/18/21 296,000 99.77 295
281
News Corp. 05/12/21 330,000 100.71 332
291
NFP Corp. 08/08/22 317,000 100.00 317
308
NGG Finance PLC 03/29/21 EUR 900,000 104.57 941
940
NGG Finance PLC 11/09/21 EUR 1,000,000 105.47 1,055
958
NGG Finance PLC 12/01/21 GBP 100,000 144.51 144
122
NGL Energy Operating LLC 01/25/21 770,000 100.78 776
763
NGPL PipeCo LLC 03/03/22 174,000 131.36 229
184
NH Hotel Group, SA 07/13/21 EUR 500,000 117.55 588
530
Nigeria Government International Bond 10/13/22 687,000 66.56 457
568
Nigeria Government International Bond 02/16/23 591,000 83.38 493
554
Nissan Motor Co., Ltd. 04/18/23 631,000 93.42 589
587
NMI Holdings, Inc. 08/16/21 272,000 106.83 291
275
Nobian Finance BV 06/24/21 EUR 350,000 119.34 418
330
nogaholding Sukuk, Ltd. 07/21/21 247,000 103.83 256
235
Novelis Corp. 07/26/21 784,000 81.32 638
653
Novelis Corp. 07/26/21 182,000 94.69 172
165
Novelis Sheet Ingot GmbH 03/24/21 EUR 100,000 118.14 118
96
Oaktree CLO, Ltd. 05/17/21 250,000 99.14 248
228
Oaktree CLO, Ltd. 05/27/21 1,000,000 100.00 1,000
964
Ocado Group PLC 03/30/23 GBP 300,000 94.61 284
327
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
487
OCP SA 06/15/17 343,000 100.32 344
332
OCP SA 10/05/17 326,000 117.39 379
306
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 97.96 980
986
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.59 246
245
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.81 489
493
OI European Group BV 05/12/23 EUR 255,000 108.51 277
289
Oil and Gas Holding Co. BSCC (The) 06/18/20 832,000 107.94 898
846
Olympus Water US Holding Corp. 09/21/21 250,000 100.00 250
184
Olympus Water US Holding Corp. 09/21/21 466,000 100.00 466
373
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
129
Oman Government International Bond 10/26/22 950,000 100.00 950
986
Oman Government International Bond 10/26/22 289,000 85.35 247
294
Oman Government International Bond 12/12/22 366,000 101.73 372
376
OmGrid Funding, Ltd. 10/05/17 516,000 100.23 517
499
Onslow Bay Financial LLC 01/15/20 111,767 101.63 114
98
Onslow Bay Financial LLC 04/29/22 1,100,000 96.83 1,065
950
Onslow Bay Financial LLC 02/16/23 467,160 96.10 449
440
Ontario Gaming GTA LP 07/20/23 593,000 100.51 596
599
Ooredoo QPSC 12/14/22 384,000 98.04 376
364
Open Text Corp. 01/28/21 364,000 101.69 370
324
Open Text Holdings, Inc. 08/16/21 262,000 103.54 271
225
OQ SAOC 07/21/21 645,000 100.26 647
618
Orange SA 07/18/23 EUR 700,000 111.97 784
767
Oschadbank Via SSB #1 PLC 09/02/15 190,000 79.81 152
162
Oschadbank Via SSB #1 PLC 12/10/15 175,000 97.34 170
58
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 95.13 139
122
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 102.10 366
331
Pakistan Government International Bond 03/22/23 500,000 40.27 201
265
Pakistan Government International Bond 04/25/23 200,000 46.48 93
121
Pakistan Water and Power Development Authority 08/25/21 1,537,000 88.32 1,357
683
Palmer Square CLO, Ltd. 08/30/21 1,250,000 100.00 1,250
1,230
Paraguay Government International Bond 11/16/22 589,000 78.96 465
473
Paraguay Government International Bond 06/28/23 520,000 100.34 522
521
Parts Europe SA 04/28/22 EUR 250,000 104.79 262
275
PECF USS Intermediate Holding III Corp. 11/04/21 446,000 71.80 320
246
Pennsylvania Electric Co. 07/24/23 195,000 98.73 193
192
Penske Truck Leasing Co., LP / PTL Finance Corp. 04/05/23 198,000 98.00 194
190
Penske Truck Leasing Co., LP / PTL Finance Corp. 07/24/23 117,000 96.57 113
113
Performance Food Group Co. 03/03/21 364,000 103.83 378
352
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.58 266
241
Petroleos de Venezuela SA 09/25/14 8,000,000 90.97 7,278
280
Petroleos de Venezuela SA 03/03/15 1,000,000 44.77 448
35

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Petroleos de Venezuela SA 02/16/18 3,986,000 47.92 1,910
140
Petroleos de Venezuela SA 09/26/22 2,150,000 34.40 739
75
Petroleos del Peru SA 10/05/17 1,788,000 81.39 1,577
1,198
Petroleos Mexicanos 07/11/19 1,328,000 80.69 1,072
818
Petroleos Mexicanos 10/19/20 EUR 2,100,000 104.96 2,204
1,810
Petroleos Mexicanos 10/21/20 EUR 100,000 110.25 110
91
Petroleos Mexicanos 02/07/22 EUR 100,000 114.68 115
100
Petroleos Mexicanos 04/04/23 1,824,000 91.20 1,663
1,699
Petronas Capital, Ltd. 09/20/22 2,220,000 85.82 1,907
1,846
PetSmart LLC 01/29/21 817,000 99.37 812
797
Pike Corp. 09/13/21 991,000 93.63 928
892
Pilgrim's Pride Corp. 03/03/21 361,000 105.23 380
357
Pinewood Finance Co., Ltd. 09/30/22 GBP 950,000 99.92 949
1,122
Polar US Borrower LLC / Schenectady International Group, Inc. 10/25/22 50,000 56.91 28
29
Power Sector Assets & Liabilities Management Corp. 06/14/17 607,000 105.81 642
619
PRA Group, Inc. 11/09/21 991,000 93.91 931
753
PRA Group, Inc. 02/14/23 200,000 100.60 201
183
Presidio Holdings, Inc. 03/28/22 629,000 99.23 624
610
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/17/21 350,000 101.76 356
330
Primose Funding LLC 03/30/21 967,500 101.87 986
893
PROG Holdings, Inc. 11/10/21 770,000 100.04 770
697
Prosus NV 12/02/20 254,000 106.95 272
217
Provident Funding Associates, LP / PFG Finance Corp. 02/14/23 476,000 92.38 440
422
PTC, Inc. 03/03/21 321,000 102.48 329
295
PTTEP Canada International Finance, Ltd. 06/15/17 370,000 125.65 465
389
Qatar Government International Bond 06/27/22 383,000 95.19 365
346
Qatar Government International Bond 09/20/22 393,000 97.97 385
377
Qatar Government International Bond 02/16/23 324,000 100.12 324
324
Qatar Government International Bond 02/28/23 674,000 97.15 655
647
Qatar Petroleum 07/26/22 1,683,000 86.81 1,478
1,401
RAC Bond Co. PLC 10/21/21 GBP 535,000 137.88 738
541
Radiology Partners, Inc. 11/01/21 1,169,000 104.87 1,226
450
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
506
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 95.38 609
603
Rakuten Group, Inc. 02/14/23 408,000 100.51 410
407
RCKT Mortgage Trust 02/06/20 209,551 100.72 211
178
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.09 276
238
Regal Rexnord Corp. 01/12/23 895,000 101.07 905
893
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 07/25/23 43,000 92.28 40
40
Reliance Industries, Ltd. 10/07/21 118,000 103.69 122
115
Renault SA 10/19/20 EUR 800,000 113.94 912
827
Renault SA 10/19/20 EUR 430,000 114.56 493
443
Renault SA 12/17/21 EUR 600,000 104.16 625
568
Renault SA 03/21/22 EUR 200,000 104.40 209
203
Republic of Azerbaijan Government International Bond 09/21/22 534,000 83.65 447
457
Republic of Kenya Government International Bond 03/22/23 550,000 84.40 464
497
Republic of Uzbekistan Government International Bond 01/17/23 200,000 83.00 166
164
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 282,000 89.53 252
234
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 92.58 93
79
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 318,000 69.74 222
264
RFM Re-REMIC Trust 08/03/22 530,000 73.74 391
366
RFM Re-REMIC Trust 08/03/22 560,000 75.60 423
396
RFM Re-REMIC Trust 08/03/22 450,000 79.44 357
341
RFM Re-REMIC Trust 08/03/22 1,430,000 79.82 1,141
1,112
RFM Re-REMIC Trust 08/03/22 1,830,000 84.69 1,550
1,456
RFM Re-REMIC Trust 08/03/22 1,210,000 86.21 1,043
975
RLJ Lodging Trust 06/10/21 174,000 100.00 174
160
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 326,000 86.63 282
268
Rockies Express Pipeline LLC 05/06/20 650,000 93.16 606
577
Rockies Express Pipeline LLC 02/02/22 150,000 106.23 159
136
Rogers Communications, Inc. 05/02/23 250,000 90.95 227
231
Roller Bearing Co. of America, Inc. 01/11/22 311,000 101.85 317
277
Rolls-Royce PLC 10/19/20 EUR 340,000 108.81 370
323
Rolls-Royce PLC 03/01/23 631,000 94.12 594
594
Romania Government International Bond 01/05/23 456,000 100.19 457
490
Romania Government International Bond 01/05/23 244,000 99.47 243
275
Romania Government International Bond 01/10/23 238,000 97.08 231
233
Romania Government International Bond 05/17/23 152,000 106.61 162
171

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Royal Caribbean Cruises, Ltd. 08/11/21 486,000 100.00 486
466
Royal Caribbean Cruises, Ltd. 01/04/22 508,000 95.69 486
483
Royal Caribbean Cruises, Ltd. 02/14/23 482,000 106.64 514
526
Royal Caribbean Cruises, Ltd. 03/30/23 327,000 87.89 287
308
RP Escrow Issuer LLC 11/19/21 826,000 86.34 713
563
RWE AG 10/19/20 EUR 130,000 127.22 165
139
RZD Capital PLC 08/04/21 RUB 115,000,000 1.78 2,049
—
SA Global Sukuk, Ltd. 12/14/22 627,000 88.56 555
541
SACE SPA 11/09/21 EUR 721,000 121.24 874
722
Samhallsbyggnadsbolaget i Norden AB 06/01/23 EUR 500,000 67.27 336
304
Samhallsbyggnadsbolaget i Norden AB 06/01/23 EUR 300,000 87.80 263
253
Saudi Arabian Oil Co. 04/11/22 132,000 98.36 130
122
Saudi Arabian Oil Co. 12/14/22 619,000 92.89 575
543
Saudi Electricity Global Sukuk Co. 06/14/17 450,000 107.19 482
446
Saudi Government International Bond 01/10/23 668,000 92.07 615
614
Schaeffler AG 10/19/20 EUR 720,000 107.44 774
756
Sealed Air Corp. 10/26/16 200,000 106.03 212
209
Sealed Air Corp. 10/24/19 339,000 102.54 348
334
Seaspan Corp. 07/09/21 987,000 93.78 926
804
Senegal Government International Bond 07/31/19 250,000 96.77 242
187
Sequoia Mortgage Trust 09/17/19 57,657 101.70 59
54
Sequoia Mortgage Trust 10/08/19 58,516 101.29 59
51
Sequoia Mortgage Trust 11/14/19 912,512 102.80 938
813
Sequoia Mortgage Trust 06/22/22 502,689 83.98 422
386
Serbia Government International Bond 01/19/23 209,000 97.78 204
209
Silver Creek CLO, Ltd. 08/06/19 250,000 99.59 249
245
Singapore Telecommunications, Ltd. 06/09/22 366,000 124.04 454
425
Sirius XM Radio, Inc. 08/02/21 562,000 99.54 558
507
Sirius XM Radio, Inc. 08/02/21 321,000 100.00 321
251
Sirius XM Radio, Inc. 05/03/23 163,000 88.89 145
149
SK Hynix, Inc. 07/24/23 342,000 89.54 306
306
SMRT 05/02/22 1,400,000 97.14 1,360
1,295
Societe Generale SA 12/06/22 229,000 96.94 222
221
Societe Generale SA 07/24/23 127,000 88.17 112
112
SoFi Professional Loan Program LLC 10/30/18 400,000 95.68 383
359
SoFi Professional Loan Program LLC 10/30/18 473,431 96.05 455
450
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
518
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
812
SoFi Professional Loan Program Trust 11/27/18 424,000 97.47 413
373
SoFi Professional Loan Program Trust 11/27/18 425,000 99.03 421
388
SoFi Professional Loan Program Trust 03/15/19 850,000 100.35 853
767
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
484
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
300
Solvay Finance America LLC 06/02/22 313,000 99.10 310
303
Sonic Automotive, Inc. 10/15/21 826,000 85.55 707
686
Sonic Automotive, Inc. 10/15/21 620,000 91.21 565
531
Sonic Capital LLC 01/15/20 533,958 100.00 534
485
Sonic Capital LLC 07/29/21 589,000 100.00 589
438
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
500
Sri Lanka Government International Bond 02/22/23 1,064,000 38.42 409
472
Standard Chartered PLC 10/14/16 415,000 122.61 507
398
Standard Chartered PLC 07/24/23 342,000 89.39 306
306
Standard Industries, Inc. 10/19/20 EUR 353,000 118.99 420
346
Standard Industries, Inc. 04/21/22 314,000 89.92 282
273
Staples, Inc. 02/09/21 725,000 101.15 733
599
Staples, Inc. 04/19/21 972,000 91.41 891
556
Starwood Property Trust, Inc. 01/11/22 231,000 99.34 229
204
State Oil Co. of Azerbaijan Republic 10/05/17 531,000 106.16 564
550
Stericycle, Inc. 01/28/21 337,000 102.05 344
296
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 12/07/21 155,000 100.43 156
132
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 833,000 97.30 811
800
Summer (BC) Holdco A SARL 11/09/20 EUR 1,126,316 120.56 1,358
997
Summit Germany, Ltd. 06/10/22 EUR 250,000 100.95 252
254
Sunnova Helios Issuer LLC 11/20/20 323,767 99.97 324
250
Sunnova Sol III Issuer LLC 06/11/21 786,329 99.96 786
615
Sunrun Xanadu Issuer 05/31/19 416,179 99.99 416
368
Superior Plus Corp. 05/11/22 1,273,000 91.21 1,161
1,119

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Swedbank AB 07/24/23 305,000 99.40 303
303
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.29 486
484
Tacora Resources, Inc. 11/09/22 399,000 85.67 342
299
Talen Energy Supply LLC 04/28/23 793,000 100.75 799
823
TC Ziraat Bankasi AS 03/18/21 929,000 93.40 868
854
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
289
Team Health Holdings, Inc. 02/07/19 284,000 94.06 267
145
Techem Verwaltungsgesellschaft 674 mbH 07/19/18 EUR 241,779 112.88 273
262
Tele Columbus AG 02/20/19 EUR 400,000 109.07 436
271
Teleflex, Inc. 01/28/21 321,000 103.74 333
295
Telefonica Europe BV 04/29/22 EUR 300,000 95.25 286
289
Telefonica Europe BV 01/25/23 EUR 400,000 105.76 423
432
Telefonica SA 11/24/22 EUR 300,000 87.36 262
282
Terrier Media Buyer, Inc. 12/12/19 678,000 97.94 664
529
Teva Pharmaceutical Finance Netherlands II BV 01/26/21 EUR 650,000 112.68 732
683
Teva Pharmaceutical Finance Netherlands II BV 03/24/22 EUR 900,000 80.14 721
767
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 500,000 92.36 462
469
Texas Eastern Transmission, LP 12/05/19 101,000 102.07 103
93
Textainer Marine Containers VII, Ltd. 03/24/21 779,000 99.98 779
668
Titan Holdings II BV 07/01/21 EUR 667,000 101.23 675
612
TransDigm, Inc. 03/26/20 869,000 100.12 870
864
Transnet SOC, Ltd. 01/30/23 365,000 100.00 365
363
Transocean Poseidon, Ltd. 04/26/21 38,188 96.37 37
38
Transocean Titan Financing, Ltd. 01/09/23 193,000 100.00 193
199
Transocean, Inc. 04/26/21 202,000 82.25 166
198
Transocean, Inc. 04/26/21 503,000 85.32 429
496
Transocean, Inc. 06/29/21 112,000 88.62 99
108
Transocean, Inc. 01/17/23 735,000 100.00 735
763
Travelex Issuerco, Ltd. 08/06/20 GBP 2,138,921 125.79 2,690
3,321
Trinidad Generation UnLtd 08/16/19 468,000 101.63 476
451
Triton Container International, Ltd. 02/19/21 400,833 99.83 400
338
Triumph Group, Inc. 02/28/23 377,000 99.92 377
387
Turkiye Ihracat Kredi Bankasi AS 01/28/21 427,000 100.73 430
422
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 96.98 435
416
Turkiye Ihracat Kredi Bankasi AS 01/24/23 481,000 99.51 479
489
TVL Finance PLC 04/21/23 GBP 100,000 122.74 123
129
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 82.58 2,147
2,104
UBS Group AG 06/03/22 228,000 97.43 222
217
UBS Group AG 07/24/23 365,000 88.42 323
323
Ukraine Government International Bond 04/23/15 195,000 41.62 81
95
Ukraine Government International Bond 01/27/21 1,932,000 90.87 1,756
575
Ukraine Railways Via Rail Capital Markets PLC 06/17/20 652,000 102.30 667
257
UniCredit SpA 05/08/20 205,000 105.14 216
199
UniCredit SpA 09/20/21 243,000 101.23 246
222
UniCredit SpA 02/27/23 EUR 900,000 99.30 894
943
United Group BV 01/23/20 EUR 300,000 110.56 332
265
United Group BV 01/26/21 EUR 300,000 121.04 363
276
United Group BV 07/20/21 EUR 300,000 117.83 353
270
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 362,000 100.69 365
252
Univision Communications, Inc. 04/21/22 269,000 101.39 273
262
US Foods, Inc. 03/03/21 382,000 101.24 387
351
UWM Mortgage Trust 05/27/21 796,114 100.50 800
617
Uzbek Industrial and Construction Bank 06/07/21 700,000 102.64 718
666
Valeo SA 08/27/21 EUR 400,000 120.53 482
419
Valeo SA 09/28/21 EUR 200,000 120.09 240
207
Var Energi ASA 07/24/23 322,000 104.17 335
333
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
954
Venture Global Calcasieu Pass LLC 07/29/21 567,000 96.99 549
481
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
204
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
381
Veolia Environnement SA 06/01/23 EUR 400,000 93.92 376
388
Verisure Holding AB 01/23/23 EUR 275,000 108.67 299
308
Verisure Midholding AB 01/15/21 EUR 925,000 120.92 1,118
890
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 1,161,000 100.86 1,171
952
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
647
Verus Securitization Trust 06/22/22 524,582 88.25 463
439
VICI Properties, Inc. 07/06/22 207,000 92.79 192
191
Viking Cruises, Ltd. 03/29/23 934,000 85.81 801
880

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Virgin Media Finance PLC 06/03/20 GBP 350,000 125.83 440
366
Vistra Operations Co. LLC 05/10/22 2,250,000 100.00 2,250
2,216
Vistra Operations Co. LLC 07/24/23 339,000 97.71 331
331
Vmed O2 UK Financing I PLC 09/10/20 GBP 300,000 127.90 384
313
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
253
Vodafone Group PLC 10/19/20 GBP 600,000 141.47 849
721
Vodafone Group PLC 02/03/21 EUR 850,000 105.32 895
773
Vodafone Group PLC 01/30/23 EUR 600,000 101.20 607
614
Volkswagen Group of America Finance LLC 02/20/23 EUR 700,000 102.79 720
738
Volkswagen Group of America Finance LLC 03/01/23 EUR 100,000 93.28 93
97
VTB Bank 10/18/18 714,000 105.07 750
—
WEA Finance LLC / Westfield UK & Europe Finance PLC 06/02/22 222,000 99.13 220
210
Weatherford International, Ltd. 10/14/21 1,655,000 96.54 1,614
1,696
Weatherford International, Ltd. 07/25/22 23,000 91.76 21
23
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.64 334
238
Wells Fargo Mortgage Backed Securities Trust 02/14/20 20,249 100.78 20
17
Wells Fargo Mortgage Backed Securities Trust 08/10/20 172,090 103.00 177
142
Wells Fargo Mortgage Backed Securities Trust 09/17/20 228,351 102.29 234
193
Wells Fargo Mortgage Backed Securities Trust 03/12/21 755,618 101.37 766
585
Wendy's Funding LLC 03/26/19 472,500 99.01 468
428
WEPA Hygieneprodukte GmbH 05/09/23 EUR 200,000 94.90 190
189
West Fraser Timber Co., Ltd. 06/02/22 216,000 100.53 217
212
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 84.12 1,747
1,535
Williams Scotsman International, Inc. 01/28/21 303,000 102.73 311
279
Wintershall Dea Finance 2 BV 02/24/23 EUR 500,000 83.88 419
437
Wintershall Dea Finance 2 BV 07/27/23 EUR 300,000 94.46 283
285
Wipro IT Services LLC 07/24/23 341,000 89.47 305
305
Wizz Air Finance Co. BV 11/28/22 EUR 850,000 89.96 765
821
Woodward Capital Management LLC 03/11/21 155,972 101.65 159
121
World Acceptance Corp. 01/11/22 298,000 100.28 299
262
XPO, Inc. 07/25/23 155,000 99.05 154
153
Yara International ASA 07/06/22 226,000 96.64 218
216
YPF SA 08/15/18 950 100.00 1
1
YPF SA 08/15/18 26,144 100.00 26
26
YPF SA 01/28/21 50 27.86 —
—
YPF SA 03/08/23 250,000 78.66 197
212
Zambia Government International Bond 10/12/21 269,000 100.00 269
141
Zayo Group Holdings, Inc. 08/24/22 379,000 82.73 314
234
ZF Europe Finance BV 10/19/20 EUR 800,000 99.31 794
814
ZF Europe Finance BV 11/16/21 EUR 700,000 102.11 716
668
ZF Europe Finance BV 04/06/22 EUR 1,000,000 97.74 984
988
ZF NA Capital, Inc. 05/04/20 290,000 97.40 282
282
ZF NA Capital, Inc. 04/28/22 EUR 300,000 95.92 288 305
380,635
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 37 CAD 4,444 09/23
(102)
Euro-Bobl Futures 4 EUR 464 09/23
(2)
Euro-Bund Futures 3 EUR 399 09/23
(3)
Euro-Schatz Futures 4 EUR 420 09/23
(1)
Long Gilt Futures 61 GBP 5,864 09/23
(19)
United States 2 Year Treasury Note Futures 552 USD 112,073 09/23
(1,793)
United States 5 Year Treasury Note Futures 550 USD 58,751 09/23
(988)
United States 10 Year Treasury Note Futures 144 USD 16,043 09/23
(316)
United States 10 Year Treasury Ultra Notes Futures 55 USD 6,434 09/23
(130)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States Treasury Long Bond Futures 10 USD 1,244 09/23
(26)
United States Treasury Ultra Bond Futures 64 USD 8,462 09/23 (157)
Short Positions
Euro-Bobl Futures 9 EUR 1,043 09/23
4
Euro-Bund Futures 68 EUR 9,044 09/23
80
Japanese 10 Year Government Bond Futures 106 JPY 1,556,822 09/23
82
United States 2 Year Treasury Note Futures 127 USD 25,785 09/23
389
United States 5 Year Treasury Note Futures 74 USD 7,905 09/23
98
United States 10 Year Treasury Note Futures 418 USD 46,568 09/23
1,202
United States 10 Year Treasury Ultra Notes Futures 67 USD 7,838 09/23
191
United States Treasury Long Bond Futures 79 USD 9,830 09/23
212
United States Treasury Ultra Bond Futures 17 USD 2,248 09/23 48
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,231)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 25 HUF 8,696 08/10/23 —
Bank of America USD 741 HUF 261,389 08/10/23 —
Bank of America USD 5 MXN 76 08/10/23 —
Bank of America USD 337 THB 11,738 08/10/23 6
Bank of America USD 66 TRY 1,798 08/10/23 —
Bank of America USD 1,833 TRY 49,115 08/10/23 (19)
Bank of America USD 1,088 ZAR 20,501 08/10/23 56
Bank of America CZK 245 USD 11 08/10/23 —
Bank of America CZK 23,908 USD 1,091 08/10/23 (9)
Bank of America EUR 259 USD 285 08/31/23 1
Bank of America EUR 551 USD 611 08/31/23 4
Bank of America MXN 5,685 USD 332 08/10/23 (7)
Bank of America THB 300 USD 9 08/10/23 —
Bank of America ZAR 862 USD 49 08/10/23 1
Bank of New York EUR 7,034 USD 7,664 09/20/23 (88)
Bank of New York GBP 1,200 USD 1,524 09/20/23 (16)
BNP Paribas CHF 771 USD 895 08/31/23 8
Citigroup USD 170 CHF 147 08/10/23 (1)
Citigroup USD 1,515 EUR 1,393 08/10/23 17
Citigroup USD 4,701 GBP 3,699 08/10/23 46
Citigroup USD 1,943 NZD 3,143 08/10/23 9
Citigroup CHF 4,224 USD 4,717 08/10/23 (130)
Citigroup EUR 430 USD 475 08/10/23 2
Citigroup GBP 44 USD 57 08/10/23 —
Citigroup NZD 12 USD 7 08/10/23 —
HSBC EUR 7,034 USD 7,663 09/20/23 (89)
HSBC GBP 1,200 USD 1,524 09/20/23 (16)
JPMorgan Chase CAD 258 USD 195 08/31/23 —
JPMorgan Chase EUR 27,095 USD 29,991 08/31/23 158
JPMorgan Chase GBP 8,649 USD 11,138 08/31/23 37
Royal Bank of Canada CAD 3,673 USD 2,776 08/10/23 (10)
Royal Bank of Canada EUR 7,034 USD 7,662 09/20/23 (91)
Royal Bank of Canada GBP 1,200 USD 1,524 09/20/23 (16)
State Street USD 2,764 AUD 4,144 08/10/23 20
State Street USD 763 BRL 3,727 08/10/23 24
State Street USD 1,876 COP 7,819,526 08/10/23 115
State Street USD 22 EUR 20 09/20/23 —
State Street USD 44 EUR 40 09/20/23 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 110 EUR 100 09/20/23 1
State Street USD 159 EUR 145 09/20/23 1
State Street USD 2,585 EUR 2,360 09/20/23 16
State Street USD 45 GBP 35 09/20/23 —
State Street USD 579 GBP 455 09/20/23 5
State Street USD 3 HKD 21 08/10/23 —
State Street USD 1,207 JPY 169,084 08/10/23 (17)
State Street USD 35 KRW 44,119 08/10/23 —
State Street USD 335 MYR 1,553 08/10/23 10
State Street USD 2,734 SEK 29,760 08/10/23 94
State Street USD 11 SGD 15 08/10/23 —
State Street AUD 4,144 USD 2,764 08/10/23 (20)
State Street BRL 46 USD 10 08/10/23 —
State Street CLP 30,779 USD 37 08/10/23 1
State Street CLP 887,677 USD 1,109 08/10/23 52
State Street COP 375,687 USD 95 08/10/23 —
State Street EUR 44 USD 48 09/20/23 (1)
State Street EUR 55 USD 60 09/20/23 (1)
State Street EUR 100 USD 113 09/20/23 2
State Street EUR 150 USD 166 09/20/23 1
State Street GBP 10 USD 13 09/20/23 —
State Street GBP 25 USD 32 09/20/23 —
State Street HKD 8,689 USD 1,111 08/10/23 (3)
State Street JPY 279,592 USD 1,943 08/10/23 (25)
State Street KRW 2,452,229 USD 1,885 08/10/23 (35)
State Street MYR 36 USD 8 08/10/23 —
State Street SEK 714 USD 68 08/10/23 —
State Street SGD 1,047 USD 775 08/10/23 (13)
State Street TWD 230 USD 7 08/10/23 —
State Street TWD 24,084 USD 772 08/10/23 6
Toronto Dominion Bank EUR 7,034 USD 7,669 09/20/23 (84)
Toronto Dominion Bank GBP 1,200 USD 1,525 09/20/23 (15)
UBS EUR 7,034 USD 7,673 09/20/23 (79)
UBS GBP 1,200 USD 1,525 09/20/23 (15)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (107)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 16,656 $ 300
$ —
$ 16,956
Corporate Bonds and Notes — 184,522 —
—
184,522
International Debt — 156,082 —
—
156,082
Mortgage-Backed Securities — 69,961 —
—
69,961
Non-US Bonds — 75,619 —
—
75,619
Common Stocks
Consumer Discretionary — — —
—
—
Energy — — 194
—
194

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Financial Services — — —
—
—
Materials and Processing — — 3,469
—
3,469
Producer Durables — 143 2,599
—
2,742
Preferred Stocks — — — — —
Warrants and Rights — 37 — — 37
Short-Term Investments — 11,064 — 20,044 31,108
Other Securities — — — 1,086 1,086
Total Investments
— 514,084 6,562 21,130 541,776
Other Financial Instruments
Assets
Futures Contracts 2,30 6 — — — 2,30 6
Foreign Currency Exchange Contracts — 69 3 — — 69 3
Liabilities
Futures Contracts (3,53 7 ) — — — (3,53 7 )
Foreign Currency Exchange Contracts — (800) — — (800)
Total Other Financial Instruments
*
$ (1,231) $ (107) $ — $ — $ (1,338)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 300
Common Stocks
Energy Other* 194
Materials and Processing Discounted cash flow*** Discount rate** 16.7% 3,469
Market approach*** EBITDA multiple**** 6.58x
Discount to guideline
comparables 25.2%

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Producer Durables Discounted cash flow*** Discount rate** 13.3% 2,599
Market approach*** EBITDA multiple**** 3.83x
Discount to guideline
comparables 35.1%
Total Investments 6,562
*    Level 3 investments with a listed Valuation Technique of "Other" for the period ended July 31, 2023 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2023 were as follows:
Category and Subcategory
Beginning
Balance
11/01/2022
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
7/31/2023
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
7/31/2023
Long-Term Fixed Income
Securities
Asset Backed Securities $ 472 $ — $ — $ — $ — $ — $ — $ (172) $ 300 $ (172)
Corporate Bonds and Notes 11 — — — — — — (11) — (11)
International Debt 250 — 250 — — — — — — —
Common Stocks
Energy 187 — — — — — — 7 194 7
Materials and Processing 3,304 — — — — — — 165 3,469 165
Producer Durables 2,803 — — — — — — (204) 2,599 (204)
Preferred Stock 3,911 — 4,902 — 991 — — — — —
Short-Term Investments
45 — — — (807) — — 762 — —
Total Investments
$ 10,983 $ — $ 5,152 $ — $ 184 $ — $ — $ 547 $ 6,562 $ (215)
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
705
Argentina ............................................................................................
1,757
Armenia ..............................................................................................
159
Australia .............................................................................................
1,083
Austria ................................................................................................
844
Azerbaijan ..........................................................................................
1,197
Bahrain ...............................................................................................
2,960
Belarus ...............................................................................................
377
Belgium ..............................................................................................
526
Bermuda .............................................................................................
3,628
Bolivia, Plurinational State of ............................................................
137
Brazil ..................................................................................................
4,909
Canada ................................................................................................
11,539
Cayman Islands ..................................................................................
16,503
Chile ...................................................................................................
3,445

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
China ..................................................................................................
3,887
Colombia ............................................................................................
2,897
Costa Rica ..........................................................................................
1,510
Czech Republic ..................................................................................
1,891
Denmark .............................................................................................
222
Dominican Republic ..........................................................................
1,685
Ecuador ..............................................................................................
637
Egypt ..................................................................................................
1,086
El Salvador .........................................................................................
310
Finland ...............................................................................................
448
France .................................................................................................
14,220
Gabon .................................................................................................
193
Georgia ...............................................................................................
504
Germany .............................................................................................
13,503
Ghana .................................................................................................
562
Guatemala ..........................................................................................
1,118
Hong Kong .........................................................................................
1,138
Hungary ..............................................................................................
1,356
India ...................................................................................................
925
Indonesia ............................................................................................
2,877
Ireland ................................................................................................
1,015
Israel ...................................................................................................
2,235
Italy ....................................................................................................
11,389
Ivory Coast .........................................................................................
179
Japan ..................................................................................................
1,212
Jersey ..................................................................................................
101
Jordan .................................................................................................
636
Kazakhstan .........................................................................................
917
Kenya .................................................................................................
497
Kuwait ................................................................................................
219
Lebanon ..............................................................................................
119
Liberia ................................................................................................
534
Luxembourg .......................................................................................
6,179
Macao .................................................................................................
294
Malaysia .............................................................................................
2,754
Mauritius ............................................................................................
675
Mexico ...............................................................................................
8,844
Mongolia ............................................................................................
171
Morocco .............................................................................................
1,173
Netherlands ........................................................................................
1,776
Nigeria ................................................................................................
1,122
Norway ...............................................................................................
790
Oman ..................................................................................................
2,773
Pakistan ..............................................................................................
1,069
Panama ...............................................................................................
2,513
Paraguay .............................................................................................
994
Peru ....................................................................................................
2,438
Philippines ..........................................................................................
2,466
Poland ................................................................................................
1,891
Portugal ..............................................................................................
304
Puerto Rico .........................................................................................
380
Qatar ...................................................................................................
3,791
Romania .............................................................................................
1,169
Russia .................................................................................................
968

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Amounts in thousands
Country Exposure
Fair Value
$
Saudi Arabia .......................................................................................
4,238
Senegal ...............................................................................................
187
Serbia .................................................................................................
209
Singapore ...........................................................................................
701
Slovenia ..............................................................................................
811
South Africa .......................................................................................
2,601
South Korea .......................................................................................
306
Spain ..................................................................................................
3,874
Sri Lanka ............................................................................................
472
Sweden ...............................................................................................
2,058
Switzerland ........................................................................................
3,577
Taiwan ................................................................................................
226
Tanzania, United Republic of .............................................................
395
Thailand .............................................................................................
389
Trinidad and Tobago ..........................................................................
451
Turkey ................................................................................................
3,709
Ukraine ...............................................................................................
1,416
United Arab Emirates .........................................................................
4,358
United Kingdom .................................................................................
25,684
United States ......................................................................................
316,988
Uruguay ..............................................................................................
1,360
Uzbekistan ..........................................................................................
830
Venezuela, Bolivarian Republic of ....................................................
530
Zambia ...............................................................................................
2,081
Total Investments ............................................................................... 541,776

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 99.9%
Sberbank of Russia Via SB Capital SA
Series REGS
5.125% due 10/29/22 (~)(Ê)(Š)(Þ)
(Æ)(Ø) 200 —
U.S. Cash Management Fund(@) 99,004,785
(∞)
98,965
Total Short-Term Investments
(cost $99,169) 98,965
Total Investments - 99.9%
(identified cost $99,169) 98,965
Other Assets and Liabilities,
Net - 0.1%
121
Net Assets - 100.0%
99,086

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 145
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
Sberbank of Russia Via SB Capital SA 11/18/19 200,000 100 .00 200 —
—
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Australia and New Zealand Banking Group USD 544 AUD 803 08/03/23 (4)
Australia and New Zealand Banking Group USD 504 EUR 454 08/03/23 (4)
Australia and New Zealand Banking Group USD 278 GBP 216 08/03/23 —
Australia and New Zealand Banking Group USD 644 GBP 500 08/03/23 (2)
Australia and New Zealand Banking Group USD 62 NZD 100 08/03/23 —
Australia and New Zealand Banking Group AUD 1,300 USD 883 08/03/23 9
Australia and New Zealand Banking Group CAD 1,220 GBP 719 08/03/23 (2)
Australia and New Zealand Banking Group CAD 500 USD 380 08/03/23 —
Australia and New Zealand Banking Group EUR 301 AUD 497 08/03/23 3
Australia and New Zealand Banking Group EUR 153 JPY 24,155 08/03/23 1
Australia and New Zealand Banking Group GBP 360 CAD 610 08/03/23 1
Australia and New Zealand Banking Group JPY 20,000 USD 144 08/03/23 3
Australia and New Zealand Banking Group NZD 100 USD 63 08/03/23 1
JPMorgan Chase USD 143 CAD 188 08/03/23 —
JPMorgan Chase CAD 900 USD 684 08/03/23 1
JPMorgan Chase GBP 1,076 CAD 1,822 08/03/23 1
JPMorgan Chase JPY 4,155 USD 29 08/03/23 —
Royal Bank of Canada USD 509 JPY 70,050 09/20/23 (13)
State Street USD 510 JPY 70,050 09/20/23 (15)
State Street JPY 140,100 USD 981 09/20/23 (11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (31)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Tenet Healthcare Corp. Morgan Stanley 2.442% USD 250 (5.000%)
(2)
06/20/27 (22) — (22)
Total Open Corporate Issues - Purchase Protection Contracts (22) — (22)
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Tenet Healthcare Corp. Morgan Stanley 2.442% USD 250 5.000%
(2)
06/20/27 12 10 22
Total Open Corporate Issues - Sell Protection Contracts 12 10 22
Total Open Credit Default Swap Contracts (å) (10) 10 —

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Unconstrained Total Return Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments $ — $ — $ — $ 98,965 $ 98,965
Total Investments
— — — 98,965 98,965
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 2 0 — — 2 0
Credit Default Swap Contracts — 22 — — 22
Liabilities
Foreign Currency Exchange Contracts — (5 1 ) — — (5 1 )
Credit Default Swap Contracts — (22) — — (22)
Total Other Financial Instruments
*
$ — $ (31) $ — $ — $ (31)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Russia ..........................................................................................
—
United States ...............................................................................
98,965
Total Investments ........................................................................ 98,965

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments – 79.4%
Asset-Backed Securities - 3.1%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 5,000 4,955
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 5,231 5,220
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 19,454
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 11,068
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 353 352
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 7,905 7,021
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 4,870 4,885
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
6.658% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 4,124
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 3,589 2,733
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 3,098 2,463
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 2,450 2,360
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,117
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 316 356
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 229 226
MF1 LLC
Series 2022-FL9 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,565 1,565
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 456 445
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 2,030 1,910
Renew Financial Group LLC
Series 2023-1A Class A
5.900% due 11/20/58 230 218
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 2,659 2,492
74,964
Corporate Bonds and Notes - 23.2%
AbbVie, Inc.
Series WI
2.600% due 11/21/24 2,691 2,591
3.200% due 11/21/29 630 571
4.050% due 11/21/39 440 383
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 2,500 2,339
Series REGS
4.375% due 04/17/26 (Þ) 1,158 1,087
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 4,240 3,833
Series REGS
2.634% due 05/17/26 (Þ) 3,149 2,846
Agilent Technologies, Inc.
3.050% due 09/22/26 3,301 3,075
Air Lease Corp.
3.375% due 07/01/25 620 592
1.875% due 08/15/26 90 81
5.850% due 12/15/27 590 595
5.300% due 02/01/28 370 366
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 3,819 3,309
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 177 172
Alcoa Nederland Holding BV
5.500% due 12/15/27 (Þ) 700 679
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 310 237
3.000% due 05/18/51 380 236
Ally Financial, Inc.
8.000% due 11/01/31 2,351 2,459
Altria Group, Inc.
4.800% due 02/14/29 2,942 2,870
2.450% due 02/04/32 550 433
3.400% due 02/04/41 230 160
3.875% due 09/16/46 260 186

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 02/14/49 170 162
Amazon.com, Inc.
2.100% due 05/12/31 280 234
3.600% due 04/13/32 140 130
2.500% due 06/03/50 340 221
3.950% due 04/13/52 110 94
Series WI
3.875% due 08/22/37 110 100
4.250% due 08/22/57 110 97
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 540 595
5.500% due 04/20/26 (Þ) 458 451
7.250% due 02/15/28 (Þ) 580 576
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 362 351
Series A
2.875% due 07/11/34 632 526
Series AA
3.575% due 01/15/28 1,786 1,642
Series AA Class AA
3.650% due 02/15/29 8,201 7,525
American Express Co.
5.625% due 07/28/34 (SOFR +
1.930%)(Ê) 250 250
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 170 143
American Tower Corp.
2.950% due 01/15/25 2,877 2,766
American Tower Trust #1
5.490% due 03/15/28 (Þ) 4,095 4,099
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 120 100
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 324
Ameriprise Financial, Inc.
5.150% due 05/15/33 390 387
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 260 196
3.833% due 03/11/51 (Þ) 220 132
Amgen, Inc.
4.400% due 05/01/45 180 154
5.650% due 03/02/53 380 381
5.750% due 03/02/63 230 231
Series WI
4.663% due 06/15/51 110 97
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 290 296
Aon Corp.
8.205% due 01/01/27 1,109 1,198
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apache Corp.
7.750% due 12/15/29 10 10
5.100% due 09/01/40 874 743
4.750% due 04/15/43 100 78
4.250% due 01/15/44 120 83
5.350% due 07/01/49 794 658
Apple, Inc.
0.700% due 02/08/26 2,982 2,694
2.650% due 05/11/50 190 131
Archer-Daniels-Midland Co.
2.500% due 08/11/26 3,298 3,102
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,266
AT&T, Inc.
1.700% due 03/25/26 3,476 3,158
6.950% due 01/15/28 950 963
4.500% due 05/15/35 180 162
4.800% due 06/15/44 251 216
4.350% due 06/15/45 47 38
Series WI
2.550% due 12/01/33 120 93
6.375% due 03/01/41 140 146
3.500% due 09/15/53 430 292
3.550% due 09/15/55 10 7
3.800% due 12/01/57 730 508
Athene Holding, Ltd.
4.125% due 01/12/28 3,015 2,794
Avery Dennison Corp.
2.650% due 04/30/30 3,737 3,133
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 380 373
Bank of America Corp.
0.981% due 09/25/25 (SOFR +
0.910%)(Ê) 2,998 2,832
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 330 318
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,110 919
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 270 216
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,160 969
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 710 667
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,220 935
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 420 324
Series MTN
4.271% due 07/23/29 (CME Term
SOFR 3 Month + 1.572%)(Ê) 110 105
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 70 65

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.884% due 10/22/30 (CME Term
SOFR 3 Month + 1.452%)(Ê) 200 173
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 1,180 935
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 10 7
4.330% due 03/15/50 (CME Term
SOFR 3 Month + 1.782%)(Ê) 10 9
BAT Capital Corp.
Series WI
3.557% due 08/15/27 210 195
Becton Dickinson and Co.
4.685% due 12/15/44 70 64
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 2,782
Berkshire Hathaway Finance Corp.
2.875% due 03/15/32 3,443 3,025
Berkshire Hathaway, Inc.
3.125% due 03/15/26 3,195 3,069
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 420 400
BlackRock TCP Capital Corp.
3.900% due 08/23/24 (Ñ) 2,654 2,565
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 710 736
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 420 421
6.625% due 07/15/26 (Þ) 300 295
Boardwalk Pipelines, LP
4.800% due 05/03/29 1,963 1,893
Boeing Co. (The)
4.875% due 05/01/25 540 533
2.196% due 02/04/26 370 341
2.700% due 02/01/27 30 28
2.800% due 03/01/27 150 137
3.200% due 03/01/29 160 145
5.150% due 05/01/30 500 496
3.250% due 02/01/35 230 188
5.705% due 05/01/40 340 340
3.750% due 02/01/50 50 38
3.950% due 08/01/59 690 509
5.930% due 05/01/60 40 40
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 120 109
BP Capital Markets America, Inc.
3.000% due 02/24/50 320 221
Brandywine Operating Partnership, LP
3.950% due 11/15/27 3,227 2,628
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 153
Bristol-Myers Squibb Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.350% due 11/13/40 110 76
Series WI
3.900% due 02/20/28 1,305 1,262
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 490 371
Buckeye Partners, LP
4.350% due 10/15/24 229 223
3.950% due 12/01/26 529 485
5.850% due 11/15/43 236 183
Bunge, Ltd. Finance Corp.
3.250% due 08/15/26 2,914 2,748
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 170 153
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 130 107
Capital One Financial Corp.
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 3,946 3,060
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 2,276
Carrier Global Corp.
Series WI
2.700% due 02/15/31 3,666 3,100
3.577% due 04/05/50 110 82
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 50 42
Series WI
4.500% due 05/01/32 510 416
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 3,687 3,216
Centene Corp.
Series WI
4.250% due 12/15/27 170 160
4.625% due 12/15/29 150 139
3.375% due 02/15/30 90 77
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 210 209
4.500% due 04/01/44 340 302
5.300% due 04/01/53 20 20
Charles Schwab Corp. (The)
4.200% due 03/24/25 2,860 2,798
2.000% due 03/20/28 100 87
5.643% due 05/19/29 (SOFR +
2.210%)(Ê) 330 333
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 150 155
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 580 566
Series H

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 370 290
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 290 241
5.050% due 03/30/29 240 230
3.500% due 06/01/41 70 47
3.500% due 03/01/42 260 173
5.750% due 04/01/48 40 34
3.850% due 04/01/61 230 140
3.950% due 06/30/62 120 74
Series WI
4.908% due 07/23/25 2,590 2,544
3.750% due 02/15/28 10 9
6.384% due 10/23/35 70 69
6.484% due 10/23/45 60 56
6.834% due 10/23/55 80 76
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 3,187 3,154
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 160 133
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 2,864 2,688
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 940 925
Chevron Corp.
1.554% due 05/11/25 2,782 2,614
0.687% due 08/12/25 2,889 2,647
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 200 198
Cigna Corp.
2.400% due 03/15/30 140 119
3.200% due 03/15/40 150 115
Series WI
4.375% due 10/15/28 630 609
4.800% due 08/15/38 90 84
Cimarex Energy Co.
4.375% due 03/15/29 500 405
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 2,270 2,161
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 90 86
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 300 278
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 140 121
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 284
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 660 539
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 160 141
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 250 254
8.125% due 07/15/39 805 1,022
4.650% due 07/23/48 65 59
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 530 444
Citizens Bank NA
Series BKNT
2.250% due 04/28/25 3,079 2,850
Citizens Financial Group, Inc.
2.500% due 02/06/30 3,717 2,975
Clorox Co. (The)
1.800% due 05/15/30 250 204
Coca-Cola Co. (The)
3.450% due 03/25/30 2,880 2,701
1.375% due 03/15/31 140 111
4.125% due 03/25/40 130 118
Comcast Corp.
3.150% due 03/01/26 2,870 2,747
3.400% due 04/01/30 130 119
4.250% due 10/15/30 130 125
7.050% due 03/15/33 410 471
3.250% due 11/01/39 50 39
3.750% due 04/01/40 70 59
3.400% due 07/15/46 50 37
4.000% due 03/01/48 90 75
Series WI
2.887% due 11/01/51 233 155
2.937% due 11/01/56 109 70
2.987% due 11/01/63 334 210
CommonSpirit Health
2.782% due 10/01/30 100 85
4.350% due 11/01/42 50 42
3.910% due 10/01/50 150 115
Commonwealth Edison Co.
6.450% due 01/15/38 270 294
Conagra Brands, Inc.
4.600% due 11/01/25 2,759 2,703
Consumers Energy Co.
2.500% due 05/01/60 64 36
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 470 421

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 04/01/32 (Þ) 170 132
Series WI
4.375% due 01/15/28 200 189
Corporate Office Properties Trust
2.000% due 01/15/29 4,032 3,119
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 320 305
4.375% due 03/15/29 250 236
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 372
CVS Health Corp.
3.625% due 04/01/27 150 143
4.300% due 03/25/28 91 88
3.250% due 08/15/29 175 157
3.750% due 04/01/30 140 128
5.250% due 01/30/31 440 440
2.125% due 09/15/31 260 208
4.780% due 03/25/38 490 452
4.125% due 04/01/40 180 151
DCP Midstream Operating, LP
3.250% due 02/15/32 210 178
6.450% due 11/03/36 (Þ) 200 205
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 140 163
Delta Air Lines, Inc.
7.375% due 01/15/26 120 125
3.750% due 10/28/29 755 683
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 420 412
4.750% due 10/20/28 (Þ) 490 474
Devon Energy Corp.
5.850% due 12/15/25 210 211
7.875% due 09/30/31 20 23
5.600% due 07/15/41 340 323
5.000% due 06/15/45 190 167
Series WI
5.250% due 10/15/27 91 90
5.875% due 06/15/28 519 520
4.500% due 01/15/30 240 227
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 2,656
Diamondback Energy, Inc.
3.500% due 12/01/29 580 529
4.400% due 03/24/51 250 200
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 500 385
Dollar General Corp.
4.625% due 11/01/27 3,138 3,070
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 190 169
DPL, Inc.
Series AI
4.350% due 04/15/29 499 439
DR Horton, Inc.
2.500% due 10/15/24 2,830 2,727
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 477 508
Duke Energy Carolinas LLC
4.950% due 01/15/33 330 328
6.100% due 06/01/37 420 438
Duke Energy Indiana LLC
5.400% due 04/01/53 70 70
Series YYY
3.250% due 10/01/49 290 203
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 132
2.125% due 06/01/30 100 83
5.250% due 04/01/33 70 71
Edison International
4.950% due 04/15/25 140 138
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 220 195
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 310 268
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 780 832
Elevance Health, Inc.
1.500% due 03/15/26 2,821 2,558
4.100% due 05/15/32 390 363
5.500% due 10/15/32 220 226
4.375% due 12/01/47 40 35
Eli Lilly & Co.
4.950% due 02/27/63 140 140
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,320
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 120 117
Energy Transfer, LP
2.900% due 05/15/25 100 95
4.750% due 01/15/26 2,576 2,528
5.500% due 06/01/27 290 290
3.750% due 05/15/30 400 362
5.300% due 04/01/44 50 44
6.250% due 04/15/49 80 79
Series 10Y

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 06/15/28 160 156
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 440 349
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 970 881
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 750 659
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 190 172
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 430 420
EnLink Midstream Partners, LP
5.050% due 04/01/45 347 276
5.450% due 06/01/47 93 77
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 1,030 961
Enterprise Products Operating LLC
3.700% due 02/15/26 2,823 2,727
4.150% due 10/16/28 50 48
2.800% due 01/31/30 220 193
7.550% due 04/15/38 40 46
5.700% due 02/15/42 140 141
4.850% due 03/15/44 90 82
3.700% due 01/31/51 160 121
3.300% due 02/15/53 70 49
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 830 697
Series D
6.875% due 03/01/33 770 867
EOG Resources, Inc.
4.375% due 04/15/30 230 225
4.950% due 04/15/50 10 10
EPR Properties Co.
4.500% due 06/01/27 3,000 2,720
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 50 51
Series 10Y
5.500% due 07/15/28 197 190
Series 30Y
6.500% due 07/15/48 399 365
EQT Corp.
3.125% due 05/15/26 (Þ) 250 231
3.900% due 10/01/27 140 131
7.000% due 02/01/30 170 179
3.625% due 05/15/31 (Þ) 110 95
Equifax, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.350% due 09/15/31 180 142
Equities Corp.
6.125% due 02/01/25 216 216
Extra Space Storage, LP
3.900% due 04/01/29 140 129
Exxon Mobil Corp.
2.992% due 03/19/25 2,653 2,561
4.227% due 03/19/40 40 37
4.114% due 03/01/46 130 114
4.327% due 03/19/50 60 54
3.452% due 04/15/51 110 85
F&G Annuities & Life, Inc.
7.400% due 01/13/28 (Þ) 2,719 2,730
Fifth Third Bancorp
6.339% due 07/27/29 (SOFR +
2.340%)(Ê) 600 611
Series BKNT
3.850% due 03/15/26 3,068 2,881
FirstEnergy Corp.
2.050% due 03/01/25 259 244
Series A
1.600% due 01/15/26 927 841
Series B
3.900% due 07/15/27 183 173
2.250% due 09/01/30 371 299
Series C
4.850% due 07/15/47 295 268
3.400% due 03/01/50 497 340
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 351 342
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 840 666
Florida Power & Light Co.
3.150% due 10/01/49 150 108
Ford Holdings LLC
9.300% due 03/01/30 266 296
Ford Motor Co.
6.950% due 03/06/26 580 586
7.450% due 07/16/31 326 350
4.750% due 01/15/43 1,329 1,040
7.400% due 11/01/46 84 88
5.291% due 12/08/46 274 226
Ford Motor Credit Co. LLC
3.664% due 09/08/24 1,060 1,027
2.300% due 02/10/25 850 797
5.125% due 06/16/25 540 526
4.125% due 08/17/27 280 256
5.113% due 05/03/29 1,014 947
Series GMTN
4.389% due 01/08/26 548 521
Fortive Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.150% due 06/15/26 3,263 3,076
Fox Corp.
Series WI
5.476% due 01/25/39 180 167
Freeport-McMoRan, Inc.
5.400% due 11/14/34 350 340
Frontier Communications Corp.
Series E
6.860% due 02/01/28 367 338
FS KKR Capital Corp.
3.400% due 01/15/26 3,098 2,851
General Dynamics Corp.
3.250% due 04/01/25 2,683 2,599
4.250% due 04/01/40 300 273
4.250% due 04/01/50 80 72
General Mills, Inc.
4.200% due 04/17/28 2,607 2,520
General Motors Co.
6.125% due 10/01/25 380 384
5.600% due 10/15/32 310 304
6.250% due 10/02/43 100 98
6.750% due 04/01/46 40 41
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,060 950
Georgia Power Co.
Series A
2.200% due 09/15/24 3,322 3,193
Gilead Sciences, Inc.
3.650% due 03/01/26 3,180 3,067
5.650% due 12/01/41 120 125
Global Marine, Inc.
7.000% due 06/01/28 522 455
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 1,167 1,145
5.300% due 01/15/29 1,806 1,723
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 3,051 2,821
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 400 376
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 320 298
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 120 114
3.800% due 03/15/30 200 184
5.150% due 05/22/45 40 38
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 1,370 1,095
Golub Capital BDC, Inc.
2.500% due 08/24/26 3,162 2,777
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
H.B. Fuller Co.
4.000% due 02/15/27 229 216
Halliburton Co.
5.000% due 11/15/45 90 82
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 470 444
HCA, Inc.
4.500% due 02/15/27 2,770 2,692
5.500% due 06/01/33 430 428
5.125% due 06/15/39 130 120
Heico Corp.
5.250% due 08/01/28 910 908
Hershey Co. (The)
1.700% due 06/01/30 270 223
Home Depot, Inc. (The)
3.000% due 04/01/26 3,225 3,085
3.300% due 04/15/40 150 121
Howmet Aerospace, Inc.
5.125% due 10/01/24 341 338
5.900% due 02/01/27 108 109
5.950% due 02/01/37 437 444
HSBC Holdings PLC
7.200% due 07/15/97 2,189 2,460
Humana, Inc.
5.875% due 03/01/33 250 260
8.150% due 06/15/38 2,243 2,641
4.625% due 12/01/42 80 69
4.950% due 10/01/44 90 81
Huntington Bancshares, Inc.
5.699% due 11/18/25 (SOFR +
1.215%)(Ê) 2,824 2,765
ILFC E-Capital Trust I
7.064% due 12/21/65 (~)(Ê)(Þ) 750 526
ILFC E-Capital Trust II
7.314% due 12/21/65 (~)(Ê)(Þ) 750 536
Intel Corp.
2.800% due 08/12/41 110 78
4.900% due 08/05/52 130 121
3.200% due 08/12/61 200 129
Inter-American Development Bank
Series GMTN
4.924% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,777
Intercontinental Exchange, Inc.
4.600% due 03/15/33 70 67
4.950% due 06/15/52 10 10
International Business Machines Corp.
3.300% due 05/15/26 2,844 2,714
Invitation Homes, Inc.
2.300% due 11/15/28 3,786 3,223
4.150% due 04/15/32 140 126

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jabil Circuit, Inc.
5.450% due 02/01/29 300 298
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 2,940
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 4,437 4,058
Series 2019
2.750% due 05/15/32 5,463 4,640
Johnson & Johnson
2.100% due 09/01/40 110 77
JPMorgan Chase & Co.
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê) 50 48
8.750% due 09/01/30 320 386
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 144
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 1,070 919
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 370 295
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 300 246
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 450 429
4.260% due 02/22/48 (CME Term
SOFR 3 Month + 1.842%)(Ê) 80 69
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 300 220
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 320 287
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 112
Series 2019
3.266% due 11/01/49 90 65
Series 2021
2.810% due 06/01/41 200 145
3.002% due 06/01/51 70 49
Kellogg Co.
3.400% due 11/15/27 2,723 2,562
Kenvue, Inc.
4.900% due 03/22/33 (Þ) 250 252
5.050% due 03/22/53 (Þ) 100 101
5.200% due 03/22/63 (Þ) 140 141
Keurig Dr Pepper, Inc.
2.550% due 09/15/26 2,943 2,716
KeyCorp.
4.700% due 01/26/26 2,876 2,744
Kimco Realty Corp.
2.250% due 12/01/31 520 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,864 3,139
Kinder Morgan, Inc.
5.550% due 06/01/45 250 233
5.050% due 02/15/46 120 104
Kite Realty Group Trust
4.000% due 03/15/25 3,259 3,098
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 46
KLA Corp.
4.650% due 07/15/32 200 198
4.950% due 07/15/52 80 78
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 3,495 3,305
Kroger Co. (The)
3.500% due 02/01/26 3,209 3,071
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 540 404
4.100% due 10/15/41 390 258
L Brands, Inc.
7.600% due 07/15/37 65 58
L3Harris Technologies, Inc.
5.400% due 01/15/27 580 581
2.900% due 12/15/29 410 357
5.400% due 07/31/33 360 362
Laboratory Corp. of America Holdings
3.250% due 09/01/24 2,636 2,567
Lam Research Corp.
1.900% due 06/15/30 230 191
Las Vegas Sands Corp.
3.200% due 08/08/24 1,005 976
2.900% due 06/25/25 2,856 2,686
3.500% due 08/18/26 415 388
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 1
6.875% due 05/02/49 (Æ)(Ø) 681 1
6.625% due 12/31/49 (Æ)(Ø) 455 1
Lennar Corp.
Series WI
5.000% due 06/15/27 20 20
Lennox International, Inc.
1.700% due 08/01/27 240 210
Level 3 Financing, Inc.
10.500% due 05/15/30 (Þ) 172 178
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 226
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 70 65
3.875% due 06/01/29 (Þ) 120 103

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lockheed Martin Corp.
1.850% due 06/15/30 110 92
3.900% due 06/15/32 130 122
4.500% due 05/15/36 100 96
4.150% due 06/15/53 140 121
4.300% due 06/15/62 70 61
Lowe's Cos., Inc.
4.000% due 04/15/25 2,748 2,689
4.500% due 04/15/30 160 155
2.800% due 09/15/41 140 99
3.000% due 10/15/50 250 164
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 (Ñ) 508 371
6.375% due 03/15/37 50 39
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 2,933 2,826
Marriott International, Inc.
Series EE
5.750% due 05/01/25 2,703 2,717
Mars, Inc.
2.375% due 07/16/40 (Þ) 410 281
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 190 155
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 150 107
Mastercard, Inc.
3.850% due 03/26/50 120 102
McDonald's Corp.
Series MTN
3.500% due 07/01/27 2,644 2,521
3.600% due 07/01/30 110 102
4.450% due 03/01/47 210 187
4.450% due 09/01/48 160 143
3.625% due 09/01/49 60 47
4.200% due 04/01/50 50 43
McKesson Corp.
4.900% due 07/15/28 370 370
MDC Holdings, Inc.
2.500% due 01/15/31 120 94
6.000% due 01/15/43 200 179
Merck & Co., Inc.
0.750% due 02/24/26 3,114 2,822
2.350% due 06/24/40 160 114
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 250 248
Metropolitan Life Global Funding I
5.150% due 03/28/33 (Þ) 350 347
Micron Technology, Inc.
2.703% due 04/15/32 190 151
5.875% due 02/09/33 270 270
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Microsoft Corp.
3.450% due 08/08/36 130 117
2.921% due 03/17/52 160 117
MidAmerican Energy Co.
3.650% due 04/15/29 120 112
3.150% due 04/15/50 150 104
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 144 144
Molson Coors Beverage Co.
4.200% due 07/15/46 160 131
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 1,212 1,163
0.750% due 09/24/24 (Þ) 1,244 1,174
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 315
1.875% due 10/15/32 3,796 2,954
2.625% due 09/04/50 70 45
Morgan Stanley
1.164% due 10/21/25 (SOFR +
0.560%)(Ê) 2,917 2,742
4.754% due 04/21/26 740 731
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 122
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 220 197
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 220 234
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 740 567
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 510 484
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 120 119
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 270 204
Series GMTN
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 40 38
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 240 191
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 30 27
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 30 23
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 190 153
Morgan Stanley Bank NA
5.449% due 07/20/29 (SOFR +
1.630%)(Ê) 780 782
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 30 30
Motorola Solutions, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.600% due 06/01/32 2,705 2,685
MPLX, LP
4.800% due 02/15/29 170 165
5.000% due 03/01/33 490 471
4.500% due 04/15/38 160 138
5.200% due 03/01/47 150 133
4.700% due 04/15/48 150 124
Murphy Oil Corp.
7.050% due 05/01/29 30 30
5.875% due 12/01/42 289 247
Navient Corp.
Series MTN
5.625% due 08/01/33 460 352
NBCUniversal Media LLC
4.450% due 01/15/43 19 17
Nestle Holdings, Inc.
0.625% due 01/15/26 (Þ) 3,063 2,758
New York Life Global Funding
4.550% due 01/28/33 (Þ) 220 211
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 250 189
Newell Brands, Inc.
4.000% due 12/01/24 290 280
4.200% due 04/01/26 983 933
5.375% due 04/01/36 535 465
5.500% due 04/01/46 134 109
NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/25 110 111
4.625% due 07/15/27 3,142 3,087
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,429
Nordstrom, Inc.
5.000% due 01/15/44 927 632
Northrop Grumman Corp.
5.150% due 05/01/40 220 215
5.050% due 11/15/40 60 57
4.030% due 10/15/47 80 68
5.250% due 05/01/50 120 121
Series F0TZ
3.250% due 01/15/28 3,268 3,055
Northwest Pipeline LLC
7.125% due 12/01/25 620 634
Series WI
4.000% due 04/01/27 200 190
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 430 300
3.625% due 09/30/59 (Þ) 280 195
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 850 721
Nuveen LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 11/01/28 (Þ) 100 94
NVIDIA Corp.
3.500% due 04/01/40 100 85
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 3,615 3,181
Occidental Petroleum Corp.
5.550% due 03/15/26 160 159
3.400% due 04/15/26 110 103
7.950% due 06/15/39 130 148
4.625% due 06/15/45 90 70
4.100% due 02/15/47 10 7
Office Properties Income Trust
2.650% due 06/15/26 173 129
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 280 280
Old Republic International Corp.
4.875% due 10/01/24 3,149 3,099
Omega Healthcare Investors, Inc.
3.250% due 04/15/33 4,263 3,232
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 180 126
Series WI
4.150% due 06/01/32 170 161
Oracle Corp.
6.250% due 11/09/32 550 582
3.900% due 05/15/35 3,643 3,141
4.000% due 07/15/46 250 192
6.900% due 11/09/52 120 134
5.550% due 02/06/53 900 863
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 100 86
Owl Rock Capital Corp.
2.875% due 06/11/28 3,151 2,605
Pacific Gas and Electric Co.
3.150% due 01/01/26 2,957 2,758
2.100% due 08/01/27 190 164
2.500% due 02/01/31 160 126
3.300% due 08/01/40 60 41
4.750% due 02/15/44 230 179
4.950% due 07/01/50 210 168
3.500% due 08/01/50 70 45
6.700% due 04/01/53 250 250
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 370 325
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 47
PayPal Holdings, Inc.
2.300% due 06/01/30 140 119

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 06/01/32 110 106
3.250% due 06/01/50 80 58
5.050% due 06/01/52 90 89
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 130 128
PepsiCo, Inc.
2.625% due 03/19/27 3,301 3,092
1.625% due 05/01/30 30 25
3.900% due 07/18/32 240 231
Perrigo Finance Unlimited Co.
4.375% due 03/15/26 1,159 1,099
Pfizer, Inc.
4.450% due 05/19/28 120 118
4.650% due 05/19/30 230 228
4.750% due 05/19/33 160 159
2.550% due 05/28/40 110 80
5.110% due 05/19/43 730 725
5.300% due 05/19/53 380 390
5.340% due 05/19/63 110 110
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 310 301
Series A-4
5.212% due 12/01/47 90 90
Series A-5
5.099% due 06/01/52 20 20
Philip Morris International, Inc.
3.250% due 11/10/24 2,645 2,572
2.100% due 05/01/30 300 248
1.750% due 11/01/30 220 174
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 200 198
Pioneer Natural Resources Co.
1.125% due 01/15/26 3,046 2,760
5.100% due 03/29/26 330 329
2.150% due 01/15/31 450 368
Plains All American Pipeline, LP
Series B
9.431% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 620 560
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 50
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 220 220
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 410 411
Series W
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 499 456
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,114
Progress Energy, Inc.
7.750% due 03/01/31 2,142 2,418
Prologis, LP
1.250% due 10/15/30 410 318
Prospect Capital Corp.
3.706% due 01/22/26 2,969 2,701
Prudential Financial, Inc.
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 30 30
Public Storage
0.875% due 02/15/26 3,070 2,766
5.100% due 08/01/33 140 140
QUALCOMM, Inc.
4.500% due 05/20/52 140 126
Radian Group, Inc.
4.875% due 03/15/27 2,854 2,724
Range Resources Corp.
Series WI
4.875% due 05/15/25 290 285
8.250% due 01/15/29 30 31
Raytheon Technologies Corp.
3.125% due 05/04/27 2,911 2,727
4.625% due 11/16/48 330 298
5.375% due 02/27/53 260 261
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 1,300 1,300
Regions Financial Corp.
2.250% due 05/18/25 2,999 2,820
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 3,010 2,764
Republic Services, Inc.
0.875% due 11/15/25 2,939 2,659
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 497
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 3,329 3,175
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 210 187
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 309 294
4.950% due 07/15/29 (Þ) 289 265
4.800% due 05/15/30 (Þ) 300 266
6.875% due 04/15/40 (Þ) 117 106
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 275 240

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
S&P Global, Inc.
1.250% due 08/15/30 90 71
3.250% due 12/01/49 30 22
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 3,498 3,370
Safeway, Inc.
7.250% due 02/01/31 356 371
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 170 132
Series VVV
1.700% due 10/01/30 180 144
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 2,719 2,701
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 480 471
Seagate HDD Cayman
4.875% due 06/01/27 1,163 1,121
5.750% due 12/01/34 85 75
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 314
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 3,037
Service Properties Trust
4.350% due 10/01/24 769 738
4.750% due 10/01/26 330 289
3.950% due 01/15/28 222 174
4.375% due 02/15/30 565 420
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,214
Southern California Edison Co.
2.250% due 06/01/30 270 226
3.650% due 02/01/50 250 187
Series C
4.125% due 03/01/48 210 170
Series G
2.500% due 06/01/31 280 232
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 3,978 3,431
Southwest Airlines Co.
5.250% due 05/04/25 110 109
Southwestern Energy Co.
8.375% due 09/15/28 100 104
4.750% due 02/01/32 110 98
Spirit AeroSystems, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 06/15/28 (Ñ) 442 376
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
Series 144a
8.000% due 09/20/25 (Þ) 660 666
Starbucks Corp.
4.750% due 02/15/26 2,548 2,529
Sun Communities, Inc.
2.700% due 07/15/31 3,939 3,137
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 240 230
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 150 144
Targa Resources Corp.
5.200% due 07/01/27 320 318
4.200% due 02/01/33 340 304
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 350 356
5.500% due 03/01/30 230 222
4.875% due 02/01/31 350 325
4.000% due 01/15/32 470 412
TCI Communications, Inc.
7.875% due 02/15/26 2,358 2,507
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 870 827
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 194
Tenet Healthcare Corp.
6.875% due 11/15/31 255 255
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 350 302
Texas Instruments, Inc.
1.750% due 05/04/30 120 101
3.650% due 08/16/32 180 166
3.875% due 03/15/39 200 177
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 340 381
Time Warner Cable LLC
6.550% due 05/01/37 100 96
7.300% due 07/01/38 530 540
6.750% due 06/15/39 70 67
5.500% due 09/01/41 2,500 2,090
T-Mobile USA, Inc.
2.625% due 02/15/29 170 148
2.875% due 02/15/31 130 110
Series WI
3.875% due 04/15/30 110 101

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.550% due 02/15/31 3,509 2,916
2.700% due 03/15/32 200 164
3.000% due 02/15/41 250 181
3.300% due 02/15/51 240 167
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 480 409
Series WI
3.250% due 05/15/30 100 89
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 150 150
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 380 383
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 2,778 3,162
Union Pacific Corp.
3.750% due 02/05/70 20 15
Series .
4.750% due 02/21/26 2,543 2,533
Series WI
2.891% due 04/06/36 270 215
3.839% due 03/20/60 170 135
United Airlines Pass-Through Trust
5.800% due 01/15/36 850 864
Series 2020-1 Class B
4.875% due 01/15/26 407 393
Series AA
2.700% due 05/01/32 1,695 1,419
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 70 63
Series 144a
4.375% due 04/15/26 (Þ) 530 502
United Rentals NA, Inc.
3.875% due 11/15/27 390 362
United States Cellular Corp.
6.700% due 12/15/33 643 558
United States Steel Corp.
6.650% due 06/01/37 278 272
UnitedHealth Group, Inc.
2.000% due 05/15/30 160 134
5.350% due 02/15/33 1,010 1,046
5.700% due 10/15/40 250 263
4.750% due 05/15/52 100 94
5.875% due 02/15/53 150 165
Unum Group
4.500% due 12/15/49 3,195 2,466
US Airways Pass-Through Trust
Class A
3.950% due 11/15/25 440 415
US Bancorp
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 280 281
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 260 264
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 3,025
2.100% due 03/22/28 100 87
3.150% due 03/22/30 150 132
7.750% due 12/01/30 230 264
4.500% due 08/10/33 350 327
5.250% due 03/16/37 420 414
2.650% due 11/20/40 130 89
4.125% due 08/15/46 40 32
5.500% due 03/16/47 50 49
4.000% due 03/22/50 180 143
2.875% due 11/20/50 60 38
Series WI
4.329% due 09/21/28 106 102
2.987% due 10/30/56 220 136
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 3,234 3,191
Visa, Inc.
2.050% due 04/15/30 110 94
2.700% due 04/15/40 90 68
Vontier Corp.
Series WI
1.800% due 04/01/26 490 438
2.400% due 04/01/28 350 297
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,660
Walmart, Inc.
1.050% due 09/17/26 2,857 2,560
1.800% due 09/22/31 140 116
2.650% due 09/22/51 240 168
Walt Disney Co. (The)
1.750% due 01/13/26 2,948 2,726
Series WI
6.650% due 11/15/37 160 183
WarnerMedia Holdings, Inc.
Series WI
4.279% due 03/15/32 190 169
5.050% due 03/15/42 590 491
5.141% due 03/15/52 150 122
Wells Fargo & Co.
2.406% due 10/30/25 (CME Term
SOFR 3 Month + 1.087%)(Ê) 2,771 2,652
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 122
3.000% due 10/23/26 220 205

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 20 19
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 300 268
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 370 272
5.375% due 11/02/43 280 266
4.750% due 12/07/46 200 171
5.013% due 04/04/51 (CME Term
SOFR 3 Month + 4.502%)(Ê) 640 597
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 130 114
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 350 346
Welltower, Inc.
3.850% due 06/15/32 200 177
Western Digital Corp.
2.850% due 02/01/29 745 599
Western Midstream Operating, LP
3.100% due 02/01/25 690 660
4.650% due 07/01/26 260 252
4.500% due 03/01/28 130 124
4.050% due 02/01/30 180 164
6.150% due 04/01/33 320 325
5.450% due 04/01/44 50 44
5.500% due 08/15/48 160 137
5.250% due 02/01/50 100 85
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 2,817 2,654
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 331
Wyndham Destinations, Inc.
5.750% due 04/01/27 679 665
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
5.500% due 03/01/25 (Þ) 200 196
Xerox Corp.
4.800% due 03/01/35 455 310
XTO Energy, Inc.
6.750% due 08/01/37 2,170 2,436
Yum! Brands, Inc.
6.875% due 11/15/37 161 172
554,562
International Debt - 14.8%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 2,706 2,628
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.750% due 01/30/26 150 136
3.300% due 01/30/32 270 222
3.400% due 10/29/33 150 120
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.850% due 10/29/41 170 129
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 2,898 2,515
Agence Francaise de Developpement
EPIC
Series EMTN
5.727% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 4,600 4,638
AIB Group PLC
7.583% due 10/14/26 (SOFR +
3.456%)(Ê)(Þ) 2,634 2,699
Alibaba Group Holding, Ltd.
2.700% due 02/09/41 250 168
3.150% due 02/09/51 290 184
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,713 2,535
Anglo American Capital PLC
4.500% due 03/15/28 (Þ) 530 507
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 130 123
5.550% due 01/23/49 420 436
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 3,983
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,573 1,553
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 11,240 11,147
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 7,993 7,965
ArcelorMittal SA
6.550% due 11/29/27 310 320
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 43
1.750% due 07/09/30 (~)(Ê) 585 202
4.875% due 07/09/41 (~)(Ê) 540 175
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 3,652 3,212
AstraZeneca Finance LLC
1.200% due 05/28/26 3,533 3,193
AstraZeneca PLC
0.700% due 04/08/26 3,576 3,201
Avolon Holdings Funding, Ltd.
2.875% due 02/15/25 (Þ) 260 244
Avon Products, Inc.
8.950% due 03/15/43 72 85
Ballyrock CLO, Ltd.
Series 2018-1A Class A2

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.850% due 04/20/31 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 250 246
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 440 430
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 3,149 3,119
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 800 754
6.921% due 08/08/33 400 400
Bancolombia SA
3.000% due 01/29/25 3,257 3,118
Bank of Montreal
3.700% due 06/07/25 3,185 3,083
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 70 61
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 340 354
Barrick NA Finance LLC
5.700% due 05/30/41 260 263
BAT Capital Corp.
2.259% due 03/25/28 130 112
3.734% due 09/25/40 120 85
BAT International Finance PLC
5.931% due 02/02/29 720 720
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 3,288 3,187
Bellemeade Re, Ltd.
9.695% due 10/25/30 (USD 1 Month
LIBOR + 4.850%)(Ê)(Þ) 2,680 2,796
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 1,365 1,375
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 2,535 2,540
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 961 968
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 3,984 3,974
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,473
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,238
Series 2021-3A Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,304
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 3,851 3,808
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,884
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,494
Bermuda Government International
Bond
2.375% due 08/20/30 (Þ) 620 518
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 2,670 2,608
BNP Paribas SA
4.250% due 10/15/24 2,751 2,694
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 200 187
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 200 178
4.400% due 08/14/28 (Þ) 380 362
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 310 305
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 330 277
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 1,580 1,573
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 320 336
Bristol Park CLO LTD
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 260 255
British Telecommunications PLC
9.625% due 12/15/30 100 123
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 2,297
Canadian Imperial Bank of Commerce
2.250% due 01/28/25 3,291 3,134
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 2,611
Canadian Pacific Railway Co.
3.100% due 12/02/51 120 84
6.125% due 09/15/15 2,586 2,644
Cenovus Energy, Inc.
6.750% due 11/15/39 35 37
Chile Government International Bond
2.550% due 07/27/33 200 163
CI Financial Corp.
3.200% due 12/17/30 5,012 3,853
CIFC Funding, Ltd.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1A Class AR
1.196% due 04/23/29 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 2,735 2,736
Series 2021-2A Class BR
7.088% due 04/20/30 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 290 286
Series 2021-4A Class A1R
5.275% due 10/24/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 7,906 7,869
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 360 288
Cooperatieve Rabobank UA
4.375% due 08/04/25 410 397
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 540 473
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 3,700 3,636
Credit Agricole SA
3.250% due 10/04/24 (Þ) 2,707 2,628
5.589% due 07/05/26 (Þ) 340 340
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 3,624 3,237
5.301% due 07/12/28 (Þ) 470 470
5.514% due 07/05/33 (Þ) 250 252
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 1,300 1,304
Credit Suisse AG
7.950% due 01/09/25 2,707 2,768
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 110 105
4.050% due 04/27/29 (Þ) 80 77
4.250% due 04/27/32 (Þ) 180 170
DAE Funding LLC
1.550% due 08/01/24 (Þ) 280 267
Daimler Trucks Finance NA LLC
3.500% due 04/07/25 (Þ) 3,258 3,147
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 196
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 1,310 1,238
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 1,140 1,145
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 2,880 2,605
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 1,130 1,066
Delhaize America, Inc.
9.000% due 04/15/31 809 957
Deutsche Bank AG
7.079% due 02/10/34 (SOFR +
3.650%)(Ê) 240 231
Deutsche Telekom International
Finance BV
8.750% due 06/15/30 130 154
Dryden Senior Loan Fund
Series 2018-41A Class BR
6.560% due 04/15/31 (USD 3 Month
LIBOR + 1.300%)(Ê)(Þ) 740 716
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 2,858 2,858
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,629
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,953 5,978
Ecopetrol SA
4.625% due 11/02/31 170 135
5.875% due 11/02/51 230 160
El Puerto de Liverpool SAB de CV
3.950% due 10/02/24 (Þ) 2,766 2,690
Enbridge, Inc.
3.700% due 07/15/27 2,850 2,698
Enel Finance International NV
6.800% due 10/14/25 (Þ) 450 460
3.500% due 04/06/28 (Þ) 2,929 2,687
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,863
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 2,920
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 419 418
6.875% due 10/15/27 (Þ) 340 334
8.625% due 06/01/31 (Þ) 300 307
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 4,036 3,091
Fresnillo PLC
4.250% due 10/02/50 (Þ) 530 402
Garda World Security Corp. 2021 Term
Loan B
9.641% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 275 274
GE Capital European Funding Unltd.
Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.025% due 03/01/38 EUR 120 160
GFL Environmental, Inc. Term Loan
8.469% due 05/31/27 (USD 3 Month
LIBOR  + 3.000%)(Ê) 42 42
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 350 324
4.000% due 03/27/27 (Þ) 135 129
3.875% due 10/27/27 (Þ) 110 103
5.400% due 05/08/28 (Þ) 350 348
Goldentree Loan Opportunities, Ltd.
Series 2018-9A Class BR2
6.899% due 10/29/29 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 570 568
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.414% due 11/15/27 (USD 3 Month
LIBOR  + 2.000%) (Ê) 374 368
Hana Bank
4.375% due 09/30/24 (Þ) 2,656 2,597
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 7,508 7,336
Highlands Holdings Bond Issuer, Ltd.
/ Highlands Holdings Bond Co.-
Issuer, Inc.
7.625% due 10/15/25 (Þ) 1,474 1,378
Home RE, Ltd.
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 378 378
Series 2021-2 Class M1C
2.843% due 01/25/34 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 2,576 2,544
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,200
HSBC Holdings PLC
4.250% due 08/18/25 210 203
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 2,940 2,804
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 370 344
4.755% due 06/09/28 (SOFR +
2.110%)(Ê) 320 308
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 300 304
3.973% due 05/22/30 (CME Term
SOFR 3 Month + 1.872%)(Ê) 210 190
6.254% due 03/09/34 (SOFR +
2.390%)(Ê) 950 979
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 3,459 3,174
ING Groep NV
3.869% due 03/28/26 (SOFR +
1.640%)(Ê) 2,878 2,778
Intercorp Financial Services, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 10/19/27 (Þ) 3,588 3,225
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 540 549
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 410 316
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 194
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 760 740
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 250 239
Lloyds Banking Group PLC
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 210 205
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.496%)(Ê)(ƒ) 380 359
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 400 374
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 54
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 150 152
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 420 357
MercadoLibre, Inc.
2.375% due 01/14/26 230 209
Methanex Corp.
5.250% due 12/15/29 733 671
5.650% due 12/01/44 193 161
Mexico Generadora de Energia S de RL
5.500% due 12/06/32 (Þ) 2,726 2,637
Mexico Government International Bond
3.500% due 02/12/34 450 378
4.350% due 01/15/47 580 463
Mitsubishi UFJ Financial Group, Inc.
3.837% due 04/17/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.125%)(Ê) 210 203
4.315% due 04/19/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 250 230
National Bank of Canada
Series FXD
0.750% due 08/06/24 295 280
NatWest Group PLC
5.847% due 03/02/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê) 680 676

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.073% due 05/22/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.550%)(Ê) 2,999 2,703
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 310 294
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.490% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 3,100 3,086
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 360 296
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 280 264
Nomura Holdings, Inc.
2.329% due 01/22/27 3,000 2,663
Novartis Capital Corp.
2.000% due 02/14/27 2,777 2,547
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 290 238
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 2,406 2,407
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 9,856 9,872
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 2,909 2,908
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,809
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 1,042
OCP CLO, Ltd.
Series 2021-13A Class A1AR
3.472% due 07/15/30 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 1,921 1,912
OCP SA
3.750% due 06/23/31 (Þ) 390 327
Panama Government International
Bond
2.252% due 09/29/32 250 192
Peruvian Government International
Bond
2.783% due 01/23/31 180 153
Petrobras Global Finance BV
6.900% due 03/19/49 180 170
5.500% due 06/10/51 290 230
Petroleos del Peru SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 06/19/47 (Þ) 220 147
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 1,662 1,642
Prosus NV
3.680% due 01/21/30 (Þ) 3,847 3,284
Provincia de Buenos Aires
6.375% due 09/01/37 (~)(Ê)(Þ) 1,169 453
Provincia de Cordoba
7.125% due 12/10/25 (~)(Æ)(Ê)(Ø)
(Þ) 350 294
7.450% due 06/01/27 (~)(Ê)(Þ) 500 385
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 7,027 7,019
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,216 2,212
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 2,864
2.875% due 01/12/32 (Þ) 730 606
RenaissanceRe Holdings, Ltd.
5.750% due 06/05/33 120 118
Reynolds American, Inc.
5.850% due 08/15/45 310 278
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê)(Þ) 4,155 3,987
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 784 738
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 371 378
Sands China, Ltd.
Series WI
5.125% due 08/08/25 1,539 1,517
3.350% due 03/08/29 330 284
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 540 540
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 2,867 2,629
Shell International Finance BV
4.375% due 05/11/45 220 198
4.000% due 05/10/46 50 42
3.250% due 04/06/50 20 15
Siemens Financieringsmaatschappij NV
3.250% due 05/27/25 (Þ) 2,681 2,593
Skandinaviska Enskilda Banken AB
0.650% due 09/09/24 (Þ) 2,924 2,763
Sociedad Quimica y Minera de Chile
SA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 09/10/51 (Þ) 450 314
Societe Generale SA
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 3,105 2,776
Southern Copper Corp.
3.875% due 04/23/25 2,694 2,612
5.250% due 11/08/42 240 229
Standard Chartered PLC
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 240
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 200 204
Teck Resources, Ltd.
6.000% due 08/15/40 20 19
6.250% due 07/15/41 80 79
5.400% due 02/01/43 160 145
Series WI
3.900% due 07/15/30 240 217
Telecom Italia Capital SA
6.375% due 11/15/33 344 291
6.000% due 09/30/34 425 344
7.200% due 07/18/36 210 180
7.721% due 06/04/38 379 337
Telefonica Emisiones SA
5.213% due 03/08/47 300 260
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 70 63
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 205
Series MTN
0.700% due 09/10/24 2,750 2,603
TransAlta Corp.
6.500% due 03/15/40 310 297
Triton International, Ltd.
3.250% due 03/15/32 3,529 2,735
TSMC Arizona Corp.
1.750% due 10/25/26 3,012 2,709
2.500% due 10/25/31 340 284
3.125% due 10/25/41 360 284
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 3,024 2,732
UBS Group AG
0.700% due 08/09/24 (Ñ)(Þ) 2,906 2,761
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 2,827 2,746
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 270 223
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 720 752
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 260 316
4.500% due 06/26/48 (Þ) 350 318
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 690 675
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 3,000 2,746
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 231 224
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,011
Vodafone Group PLC
6.150% due 02/27/37 150 156
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 1,195 1,132
4.750% due 09/17/44 (Þ) 420 294
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 350 270
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 310 239
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 980 956
5.500% due 10/01/27 (Þ) 320 289
Yamana Gold, Inc.
2.630% due 08/15/31 170 131
Series WI
4.625% due 12/15/27 900 848
Yara International ASA
3.800% due 06/06/26 (Þ) 2,810 2,660
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 2,374 2,308
354,023
Loan Agreements - 0.0%
Alterra Mountain Co. 2021 Term Loan
B2
8.933% due 07/30/28 (USD 1 Month
LIBOR + 3.500%) (Ê) 329 328
Eyecare Partners LLC 2020 Term Loan
9.253% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%) (Ê) 310 248
United Airlines, Inc. 2021 Term Loan B
9.292% due 04/21/28 (USD 3 Month
LIBOR  + 3.750%) (Ê) 201 201
Verscend Holding Corp. 2021 Term
Loan B
9.433% due 08/27/25 (USD 1 Month
LIBOR + 4.000%) (Ê) 312 312
1,089

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mortgage-Backed Securities - 18.3%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,506 779
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 140 125
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 124 111
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,490
BX Trust
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 2,399 2,370
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,379
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,421
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,448
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,752 5,690
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,291
Fannie Mae
2.600% due 2031 1,680 1,474
5.500% due 2034 188 191
4.500% due 2035 912 920
5.500% due 2035 122 124
6.000% due 2035 131 135
5.500% due 2036 240 246
5.500% due 2037 71 73
6.000% due 2039 98 101
5.500% due 2040 1,424 1,436
5.000% due 2041 743 746
6.000% due 2041 371 385
3.500% due 2045 1,966 1,819
4.000% due 2045 1,329 1,263
3.000% due 2046 418 372
3.500% due 2046 540 502
4.500% due 2046 1,027 1,005
3.000% due 2047 1,963 1,747
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2047 947 876
4.000% due 2047 1,083 1,027
4.500% due 2048 2,352 2,296
5.000% due 2048 1,559 1,547
3.000% due 2049 16,314 14,466
3.500% due 2049 69 63
4.000% due 2049 2,068 1,976
5.000% due 2049 105 105
2.000% due 2050 5,654 4,597
2.500% due 2050 3,063 2,591
3.000% due 2050 14,265 12,600
2.000% due 2051 3,903 3,162
2.500% due 2051 1,769 1,503
5.000% due 2052 18,676 18,243
30 Year TBA(Ï)
5.000% 15,228 14,875
5.500% 36,000 35,750
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 1 —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 4 1
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 6 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 —
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 3 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 15 2
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 17 3
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 69 12
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 13 2
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 16 3
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 8 1

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 9 9
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 85 82
Series 2009-70 Class PS
Interest Only STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,476 188
Series 2010-95 Class S
Interest Only STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 2,517 252
Freddie Mac
6.000% due 2038 503 520
4.500% due 2039 1,789 1,761
5.500% due 2039 224 229
5.500% due 2040 343 351
4.000% due 2041 2,213 2,124
5.500% due 2041 476 489
4.000% due 2044 1,105 1,056
3.500% due 2045 4,510 4,180
3.000% due 2046 7,383 6,605
4.000% due 2046 560 533
4.500% due 2046 171 167
3.000% due 2047 2,081 1,854
3.000% due 2048 234 209
4.000% due 2048 784 747
4.500% due 2048 1,546 1,506
3.000% due 2049 911 809
2.500% due 2050 9,032 7,704
3.000% due 2050 11,564 10,239
2.000% due 2051 19,017 15,455
2.500% due 2051 9,983 8,528
4.000% due 2052 15,586 14,559
5.000% due 2052 13,295 12,996
5.500% due 2053 14,634 14,533
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 87 3
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 3 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 9 1
Series 2003-2610 Class UI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
6.500% due 05/15/33 3 1
Series 2003-2624 Class QH
5.000% due 06/15/33 119 117
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 18 3
Series 2006-R007 Class ZA
6.000% due 05/15/36 451 466
Series 2012-4045 Class HD
4.500% due 07/15/41 27 27
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 2 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 5 1
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 6 1
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 9 2
Ginnie Mae I
4.500% due 2039 2,688 2,647
Ginnie Mae II
6.000% due 2053 14,666 14,744
30 Year TBA(Ï)
5.500% 39,139 38,894
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 8 —
Series 2014-190 Class PL
3.500% due 12/20/44 1,046 957
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 3,877
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 98 89
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 149 138
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 502 440
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 14,572 13,016
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 14,988 13,395
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 6,538 5,606

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,808 2,398
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 10,708 9,116
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 4,968 4,329
Series 2023-2 Class A4B
5.500% due 07/25/53 (~)(Ê)(Þ) 5,436 5,305
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,506 1,243
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 14,955 14,740
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 3,820
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 729
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 122
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,005 994
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,321 1,268
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 3,264 3,050
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 1,466 1,367
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 428 385
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 7,906 7,028
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 158 139
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 7,712 7,700
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 1,745 1,641
Woodward Capital Management LLC
Series 2023-CES1 Class A1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.515% due 06/25/43 (~)(Ê)(Þ) 1,550 1,549
438,378
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 304
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 386
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 380 360
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 54
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 650 652
1,756
Non-US Bonds - 6.2%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 2,599 3,193
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 11,800 10,497
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 (Þ) EUR 3,781 3,057
Cheshire PLC
Series 2020-1 Class C
2.274% due 08/20/45 (SONIA +
2.100%)(Ê)(Þ) GBP 2,171 2,733
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê)(Þ) GBP 1,327 1,660
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 1,874 2,373
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA +
0.650%)(Ê)(Þ) GBP 3,971 5,057
Finsbury Square PLC
5.760% due 12/16/71 GBP 3,194 4,074
Hellenic Republic Government Bond
4.375% due 07/18/38 (Þ) EUR 7,748 8,822
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 17,689,000 1,180
Mexican Bonos
Series M

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 05/31/29 MXN 42,620 2,504
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 24,540 1,420
Mexico Government International Bond
2.125% due 10/25/51 EUR 7,907 4,854
4.000% due 03/15/15 EUR 3,041 2,484
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 1,115 1,396
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê)(Þ) GBP 2,659 3,307
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 2,987 3,796
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 122,980 6,206
Series REGS
7.190% due 09/12/24 (Þ) MXN 192,568 10,695
Republic of Chile Government
International Bond
4.125% due 07/05/34 EUR 2,800 3,032
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 283,658 12,299
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,117 1,387
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,346 1,661
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 3,006 3,723
Romania Government International
Bond
Series REGS
2.750% due 02/26/26 (Þ) EUR 6,078 6,377
2.875% due 05/26/28 (Þ) EUR 547 548
2.500% due 02/08/30 (Þ) EUR 309 285
3.624% due 05/26/30 (Þ) EUR 200 197
1.750% due 07/13/30 (Þ) EUR 2,353 2,011
2.124% due 07/16/31 (Þ) EUR 3,866 3,283
3.875% due 10/29/35 (Þ) EUR 659 592
3.375% due 02/08/38 (Þ) EUR 543 443
2.625% due 12/02/40 (Þ) EUR 4,312 3,025
2.750% due 04/14/41 (Þ) EUR 3,460 2,436
2.875% due 04/13/42 (Þ) EUR 4,020 2,830
4.625% due 04/03/49 (Þ) EUR 1,251 1,124
3.375% due 01/28/50 (Þ) EUR 1,188 858
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stratton Mortgage Funding PLC
Series 2021-3 Class A
1.452% due 12/12/43 (SONIA +
0.700%)(Ê)(Þ) GBP 3,147 4,025
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 1,614 1,966
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.278% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 1,211 1,484
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê)
(Þ) GBP 1,506 1,899
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 7,938 10,099
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 2,285 2,910
147,802
United States Government Treasuries – 13.7%
United States Treasury Notes
0.375% due 08/15/24 6,217 5,905
1.250% due 08/31/24 15,762 15,082
1.500% due 10/31/24 6,904 6,589
2.000% due 02/15/25 11,673 11,133
2.000% due 08/15/25 8,553 8,080
2.250% due 11/15/25 8,440 7,982
0.375% due 01/31/26 18,788 16,909
1.625% due 02/15/26 11,087 10,288
2.250% due 03/31/26 6,400 6,028
1.625% due 05/15/26 9,950 9,193
4.500% due 07/15/26 50 50
1.500% due 08/15/26 15,279 13,988
0.625% due 03/31/27 13,837 12,103
2.375% due 05/15/27 7,015 6,533
0.500% due 05/31/27 13,581 11,761
2.250% due 08/15/27 14,391 13,301
2.250% due 11/15/27 2,495 2,298
2.750% due 02/15/28 9,478 8,899
1.125% due 02/29/28 15,640 13,633
1.250% due 03/31/28 8,156 7,138
3.125% due 11/15/28 8,570 8,147
2.375% due 05/15/29 7,822 7,114
1.750% due 11/15/29 3,297 2,881
0.625% due 05/15/30 10,529 8,401

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 05/15/30 5,572 6,276
3.750% due 06/30/30 300 294
0.625% due 08/15/30 8,660 6,866
0.875% due 11/15/30 3,822 3,079
5.375% due 02/15/31 6,127 6,661
1.625% due 05/15/31 10,716 9,046
1.250% due 08/15/31 10,574 8,613
3.375% due 05/15/33 430 410
4.500% due 02/15/36 6,289 6,691
3.500% due 02/15/39 1,970 1,856
1.125% due 05/15/40 6,433 4,082
1.125% due 08/15/40 3,486 2,192
1.375% due 11/15/40 6,758 4,423
3.250% due 05/15/42 4,595 4,018
2.750% due 11/15/42 4,974 4,008
2.875% due 05/15/43 5,167 4,228
2.875% due 08/15/45 4,381 3,530
3.000% due 05/15/47 4,006 3,285
2.750% due 11/15/47 4,393 3,438
3.000% due 02/15/48 4,566 3,745
3.000% due 02/15/49 4,989 4,103
2.875% due 05/15/49 4,874 3,918
2.000% due 02/15/50 1,826 1,216
1.250% due 05/15/50 6,087 3,318
1.375% due 08/15/50 5,865 3,305
1.625% due 11/15/50 5,752 3,465
2.375% due 05/15/51 3,355 2,422
2.000% due 08/15/51 3,150 2,083
1.875% due 11/15/51 2,840 1,817
3.625% due 02/15/53 610 569
326,393
Total Long-Term Investments
(cost $2,055,645) 1,898,967
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Preferred Stocks - 0.1%
Financial Services - 0.1%
KeyCorp.
6.200% due 12/15/27(¢) 22,325 480
Prudential Financial, Inc.
5.950% due 09/01/62 5,711 146
626
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $701) 626
Short-Term Investments – 20.4%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.500% due 09/15/23 257 256
3.150% due 02/15/24 340 335
Africa Finance Corp.
Series REGS
3.875% due 04/13/24 (Þ) 2,800 2,741
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 520 518
Air Lease Corp.
Series MTN
0.700% due 02/15/24 330 321
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 127
BPCE SA
5.700% due 10/22/23 (Þ) 1,100 1,097
CBL & Associated Properties, Inc.
5.250% due 12/01/23(Š) 400 —
Comerica, Inc.
Series BKNT
2.500% due 07/23/24 250 239
Credit Suisse AG
6.500% due 08/08/23 (Þ) 870 866
Series FXD
0.520% due 08/09/23 2,880 2,876
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 229
DISH Network Corp.
2.375% due 03/15/24 1,280 1,174
Energy Transfer, LP
4.500% due 04/15/24 240 238
European Union Bills
Series 6M
0.000% due 08/04/23(Æ) EUR 23,800 26,163
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 305 308
Ford Motor Credit Co. LLC
3.810% due 01/09/24 310 306
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 890 878
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,945 1,900
Japan 5 Year Government International
Bond
Series 137
0.100% due 09/20/23 JPY 6,134,200 43,131

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 190 186
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 3,030 3,019
1.050% due 03/08/24 (Þ) 520 502
Office Properties Income Trust
4.250% due 05/15/24 772 727
Pacific Gas and Electric Co.
4.250% due 08/01/23 (ç) 290 290
Senior Housing Properties Trust
4.750% due 05/01/24 440 422
Sprint LLC
Series WI
7.125% due 06/15/24 920 929
U.S. Cash Management Fund(@) 150,082,142(∞) 150,022
United States Treasury Bills
0.000% due 08/01/23 (ç)(ž) 1,498 1,498
5.296% due 08/29/23 (ž) 380 378
United States Treasury Notes
0.375% due 10/31/23 101,100 99,868
2.647% due 02/15/24 84,900 83,699
5.194% due 03/15/24 14,882 14,419
3.265% due 03/31/24 22,470 21,993
2.925% due 04/30/24 19,300 18,887
0.375% due 07/15/24 6,777 6,465
WarnerMedia Holdings, Inc.
Series WI
3.428% due 03/15/24 680 669
Yum! Brands, Inc.
3.875% due 11/01/23 379 376
Total Short-Term Investments
(cost $491,034) 488,052
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 5,212,725
(∞)
5,213
Total Other Securities
(cost $5,213) 5,213
Total Investments - 100.1%
(identified cost $2,552,832) 2,392,858
Other Assets and Liabilities,
Net - (0.1)%
(1,985)
Net Assets - 100.0%
2,390,873

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
27.2%
ABN AMRO Bank NV 06/21/21 2,706,000 106.07 2,870
2,628
AES Panama Generation Holdings SRL 04/26/21 2,897,823 102.89 2,982
2,515
Africa Finance Corp. 11/02/21 1,158,000 101.85 1,179
1,087
Africa Finance Corp. 09/13/22 2,500,000 96.52 2,413
2,339
Africa Finance Corp. 09/13/22 2,800,000 98.86 2,768
2,741
African Export-Import Bank (The) 05/10/21 4,240,000 100.00 4,240
3,833
African Export-Import Bank (The) 05/13/21 3,149,000 96.23 3,030
2,846
Agence Francaise de Developpement EPIC 09/13/22 4,600,000 100.99 4,646
4,638
AIB Group PLC 04/04/23 2,634,000 103.10 2,716
2,699
Air Canada Class A Pass-Through Trust 08/31/22 519,999 98.62 513
518
Aircastle, Ltd. 07/07/22 3,819,000 85.37 3,260
3,309
Alaska Airlines Pass-Through Trust 04/05/23 176,886 96.66 171
172
Alba PLC 09/27/21 GBP 2,599,466 133.97 3,482
3,193
Alcoa Nederland Holding BV 01/24/23 700,000 98.84 692
679
Alimentation Couche-Tard, Inc. 09/19/17 2,713,000 101.36 2,750
2,535
American Airlines Group, Inc. 04/12/21 458,333 101.08 463
451
American Airlines Group, Inc. 06/03/22 540,000 106.51 575
595
American Airlines Group, Inc. 02/08/23 580,000 100.21 581
576
American Tower Trust #1 06/21/23 4,095,000 100.63 4,121
4,099
American Transmission Systems, Inc. 11/29/21 120,000 99.76 120
100
Americo Life, Inc. 04/12/21 430,000 99.78 429
324
AmFam Holdings, Inc. 04/12/21 260,000 100.12 260
196
AmFam Holdings, Inc. 04/19/21 220,000 103.24 227
132
Amur Equipment Finance Receivables XI LLC 09/14/22 5,000,316 99.94 4,997
4,955
Amur Equipment Finance Receivables XII LLC 06/22/23 5,231,000 99.99 5,230
5,220
Andorra Government International Bond 04/28/21 EUR 11,800,000 115.10 13,582
10,497
Anglo American Capital PLC 04/12/21 530,000 109.28 579
507
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 290,000 102.58 298
296
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
3,983
Arbor Realty CLO, Ltd. 01/26/22 11,240,000 100.00 11,240
11,147
Arbor Realty CLO, Ltd. 06/14/23 1,573,000 98.02 1,542
1,553
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 19,772,000 100.00 19,772
19,454
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 7,993,000 100.00 7,993
7,965
Ashtead Capital, Inc. 07/06/22 3,652,000 90.81 3,316
3,212
Aviation Capital Group LLC 04/13/21 380,000 104.85 398
373
Avolon Holdings Funding, Ltd. 04/12/21 260,000 100.39 261
244
Avolon Holdings Funding, Ltd. 04/12/21 130,000 101.49 132
127
Ballyrock CLO, Ltd. 07/11/23 250,000 98.66 247
246
Banco Mercantil del Norte SA 04/09/21 440,000 105.11 463
430
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/02/22 3,149,000 101.76 3,204
3,119
Banque Ouest Africaine de Developpement 03/23/22 EUR 3,781,000 85.70 3,240
3,057
Bayer US Finance LLC 09/05/18 3,288,000 100.07 3,290
3,187
BDS, Ltd. 04/04/22 11,123,000 100.00 11,123
11,068
Bellemeade Re, Ltd. 04/23/21 960,661 100.81 968
968
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,473
Bellemeade Re, Ltd. 06/11/21 3,983,916 100.00 3,984
3,974
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,238
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,304
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.26 2,967
2,884
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,494
Bellemeade Re, Ltd. 05/18/22 2,535,245 98.37 2,494
2,540
Bellemeade Re, Ltd. 02/15/23 3,851,000 97.38 3,750
3,808
Bellemeade Re, Ltd. 04/18/23 1,365,456 100.57 1,373
1,375
Bellemeade Re, Ltd. 04/18/23 2,679,849 104.74 2,807
2,796
Bermuda Government International Bond 04/12/21 620,000 98.76 612
518
Berry Petroleum Corp. 04/13/21 420,000 99.01 416
400
Bharti Airtel, Ltd. 09/10/21 2,670,000 104.33 2,786
2,608
Blackstone Holdings Finance Co. LLC 10/31/22 710,000 99.84 709
736
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 300,000 98.88 297
295
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/17/23 420,000 100.53 422
421
BNP Paribas SA 08/08/18 380,000 99.67 379
362
BNP Paribas SA 06/02/20 200,000 100.00 200
187
BNP Paribas SA 06/23/21 200,000 100.00 200
178
BNP Paribas SA 09/08/21 330,000 100.00 330
277
BNP Paribas SA 08/08/22 1,580,000 100.00 1,580
1,573
BNP Paribas SA 11/09/22 320,000 100.00 320
336
BNP Paribas SA 01/09/23 310,000 100.00 310
305

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 173
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BPCE SA 10/11/22 1,100,000 99.59 1,096
1,097
Bristol Park CLO LTD 06/08/23 260,000 98.09 255
255
Broadcom, Inc. 04/12/21 490,000 99.90 490
371
BX Commercial Mortgage Trust 12/02/21 9,861,000 99.87 9,848
9,490
BX Trust 12/17/21 2,398,700 99.99 2,398
2,370
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,379
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.80 13,408
10,421
Cameron LNG LLC 04/09/21 130,000 107.24 139
107
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 125.12 3,239
2,276
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.45 51
42
Chesapeake Energy Corp. 01/26/23 940,000 97.90 920
925
Cheshire PLC 08/17/21 GBP 2,171,000 140.40 3,048
2,733
Chord Energy Corp. 02/01/23 200,000 98.90 198
198
CIFC Funding, Ltd. 11/28/22 2,735,301 99.05 2,709
2,736
CIFC Funding, Ltd. 02/01/23 7,906,452 99.36 7,856
7,869
CIFC Funding, Ltd. 07/18/23 290,000 98.61 286
286
Comision Federal de Electricidad 04/12/21 360,000 97.41 351
288
Continental Resources, Inc. 11/09/21 470,000 92.08 433
421
Continental Resources, Inc. 11/09/21 170,000 99.93 170
132
Cooperatieve Rabobank UA 03/30/22 540,000 95.51 516
473
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,448
CPPIB Capital, Inc. 09/14/22 3,700,000 99.95 3,698
3,636
Credit Agricole SA 04/26/21 2,707,000 102.58 2,777
2,628
Credit Agricole SA 06/17/21 3,624,000 99.08 3,591
3,237
Credit Agricole SA 06/13/22 1,300,000 99.07 1,288
1,304
Credit Agricole SA 01/05/23 470,000 100.00 470
470
Credit Agricole SA 06/27/23 250,000 100.00 250
252
Credit Agricole SA 06/27/23 340,000 100.09 340
340
Credit Suisse AG 03/23/23 870,000 99.76 868
866
Credit Suisse Mortgage Trust 05/28/19 5,751,691 100.00 5,752
5,690
CSL UK Holdings, Ltd. 04/20/22 180,000 99.68 179
170
CSL UK Holdings, Ltd. 04/20/22 80,000 99.82 80
77
CSL UK Holdings, Ltd. 04/20/22 110,000 99.92 110
105
DAE Funding LLC 06/15/21 280,000 99.81 279
267
Daimler Trucks Finance NA LLC 06/03/22 3,258,000 99.51 3,242
3,147
Danske Bank A/S 09/17/19 230,000 100.10 230
229
Danske Bank A/S 06/21/21 2,880,000 99.96 2,879
2,605
Danske Bank A/S 09/07/21 490,000 100.00 490
429
Danske Bank A/S 09/07/21 1,310,000 97.29 1,275
1,238
Danske Bank A/S 03/28/22 200,000 100.00 200
196
Danske Bank A/S 03/28/22 1,130,000 100.00 1,130
1,066
Danske Bank A/S 01/04/23 1,140,000 100.00 1,140
1,145
DBGS Mortgage Trust 04/03/19 4,612,000 101.12 4,664
3,291
DCP Midstream Operating, LP 12/11/19 200,000 107.45 215
205
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 490,000 100.43 492
474
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 420,003 99.85 419
412
DISH DBS Corp. 11/10/21 500,000 100.00 500
385
DLLAA LLC 07/25/23 4,870,000 100.00 4,870
4,885
Dresdner Funding Trust I 03/02/22 477,000 121.09 578
508
Dryden Senior Loan Fund 05/26/23 740,000 96.32 713
716
Dryden XXVIII Senior Loan Fund 08/03/17 2,857,856 100.00 2,858
2,858
Eagle Re, Ltd. 12/17/20 2,609,000 100.18 2,614
2,629
Eagle Re, Ltd. 10/29/21 5,953,000 100.00 5,953
5,978
El Puerto de Liverpool SAB de CV 01/06/23 2,766,000 98.56 2,726
2,690
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 120,000 98.63 118
117
Enel Finance International NV 01/05/18 2,929,000 100.40 2,941
2,687
Enel Finance International NV 10/06/22 450,000 99.57 448
460
EnLink Midstream LLC 04/13/21 430,000 99.68 429
420
Entegris Escrow Corp. 06/01/23 1,030,000 93.85 967
961
EQM Midstream Partners, LP 05/31/22 50,000 100.00 50
51
EQT Corp. 05/10/21 110,000 100.00 110
95
EQT Corp. 05/10/21 250,000 97.92 245
231
Eurosail PRIME-UK PLC 03/25/21 GBP 1,326,524 135.18 1,793
1,660
Eurosail-UK PLC 01/21/21 GBP 1,874,134 135.63 2,542
2,373
F&G Annuities & Life, Inc. 02/06/23 2,719,000 102.38 2,784
2,730
Finsbury Square 09/21/22 GBP 3,970,661 116.46 4,624
5,057
First Quantum Minerals, Ltd. 04/13/21 340,000 106.33 362
334
First Quantum Minerals, Ltd. 11/03/22 419,000 97.71 409
418

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
First Quantum Minerals, Ltd. 05/17/23 300,000 100.00 300
307
FirstEnergy Transmission LLC 11/01/21 351,000 103.85 365
342
Florida Gas Transmission Co. LLC 09/15/21 840,000 99.93 839
666
Fresenius Medical Care US Finance II, Inc. 08/04/22 4,036,000 82.87 3,345
3,091
Fresnillo PLC 04/09/21 530,000 98.47 522
402
Genting New York LLC 04/13/21 1,060,000 97.97 1,038
950
Glencore Funding LLC 01/16/19 110,000 96.00 106
103
Glencore Funding LLC 02/11/19 135,000 98.87 133
129
Glencore Funding LLC 03/05/19 890,000 99.96 890
878
Glencore Funding LLC 04/13/21 350,000 100.23 351
324
Glencore Funding LLC 05/02/23 350,000 99.96 350
348
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 4,156,000 100.00 4,156
4,124
Goldentree Loan Opportunities, Ltd. 05/26/23 570,000 98.44 561
568
GoodLeap Sustainable Home Improvements 10/21/21 3,588,900 99.99 3,588
2,733
GoodLeap Sustainable Home Solutions Trust 01/24/22 3,097,572 99.98 3,097
2,463
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.09 3,136
3,117
GSAA Home Equity Trust 10/21/15 316,275 89.80 284
356
Hana Bank 01/04/22 2,656,000 103.15 2,740
2,597
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 06/03/22 470,000 94.30 443
444
Hellenic Republic Government Bond 07/11/23 EUR 7,748,000 108.85 8,434
8,822
HGI CRE CLO, Ltd. 09/17/21 7,508,057 100.00 7,508
7,336
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 1,473,968 102.08 1,505
1,378
HMH Trust 06/09/17 7,770,000 99.97 7,768
3,877
Home RE, Ltd. 01/28/21 378,349 100.00 378
378
Home RE, Ltd. 07/23/21 2,576,000 100.00 2,576
2,544
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,200
ILFC E-Capital Trust I 01/30/23 750,000 65.00 487
526
ILFC E-Capital Trust II 01/30/23 750,000 67.99 510
536
Infraestructura Energetica Nova SAPI de CV 07/06/22 3,459,000 92.97 3,216
3,174
Intercorp Financial Services, Inc. 07/06/22 3,588,000 91.52 3,284
3,225
Intesa Sanpaolo SpA 05/24/21 290,000 100.00 290
194
Intesa Sanpaolo SpA 05/24/21 410,000 100.00 410
316
Intesa Sanpaolo SpA 03/30/22 1,945,000 98.60 1,898
1,900
Intesa Sanpaolo SpA 11/14/22 540,000 99.92 540
549
Irwin Home Equity Loan Trust 06/30/15 228,695 101.51 232
226
Jordan Government International Bond 06/14/22 760,000 95.09 723
740
JPMorgan Mortgage Trust 06/05/20 97,693 102.86 101
89
JPMorgan Mortgage Trust 06/05/20 149,364 103.44 155
138
JPMorgan Mortgage Trust 03/30/21 502,364 102.03 513
440
JPMorgan Mortgage Trust 04/26/21 14,572,127 101.82 14,837
13,016
JPMorgan Mortgage Trust 05/24/21 14,988,137 101.76 15,251
13,395
JPMorgan Mortgage Trust 01/26/22 10,708,443 99.12 10,615
9,116
JPMorgan Mortgage Trust 04/27/22 4,967,793 95.69 4,754
4,329
JPMorgan Mortgage Trust 02/22/23 5,435,601 98.82 5,371
5,305
JPMorgan Mortgage Trust 03/10/23 6,538,146 88.13 5,762
5,606
JPMorgan Mortgage Trust 04/20/23 2,808,431 88.04 2,473
2,398
JPMorgan Wealth Management 07/30/20 1,506,406 103.48 1,559
1,243
Kenvue, Inc. 03/08/23 100,000 99.36 99
101
Kenvue, Inc. 03/08/23 140,000 99.36 139
141
Kenvue, Inc. 03/08/23 250,000 99.78 249
252
KKR Group Finance Co. II LLC 06/14/16 50,000 104.05 52
46
Lamar Funding, Ltd. 07/26/22 250,000 96.98 242
239
Level 3 Financing, Inc. 03/31/23 172,000 95.76 165
178
Liberty Mutual Group, Inc. 05/03/22 218,000 127.97 279
226
Lithia Motors, Inc. 06/04/21 120,000 102.46 123
103
Lithia Motors, Inc. 06/07/21 70,000 103.92 73
65
Marks & Spencer PLC 09/25/19 58,000 112.80 65
54
Mars, Inc. 04/09/21 410,000 93.97 385
281
Massachusetts Mutual Life Insurance Co. 04/09/21 150,000 100.35 151
107
MEG Energy Corp. 04/12/21 150,000 103.61 155
152
Melco Resorts Finance, Ltd. 04/12/21 420,000 104.42 439
357
Metropolitan Edison Co. 03/28/23 250,000 99.87 250
248
Metropolitan Life Global Funding I 03/21/23 350,000 99.86 350
347
Mexico Generadora de Energia S de RL 04/04/23 2,725,965 96.78 2,638
2,637
MF1 LLC 07/19/23 1,565,000 100.31 1,570
1,565
MHC Commercial Mortgage Trust 04/06/21 14,955,000 99.26 14,844
14,740
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 144,000 99.23 143
144

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 175
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mondelez International Holdings Netherlands BV 01/04/21 1,212,000 101.81 1,234
1,163
Mondelez International Holdings Netherlands BV 11/05/21 1,244,000 99.72 1,241
1,174
Mondelez International, Inc. 11/05/21 358,000 99.08 355
315
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.34 122
122
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.26 731
729
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.81 5,205
3,820
Nestle Holdings, Inc. 03/06/23 3,063,000 90.05 2,758
2,758
Neuberger Berman CLO XV, Ltd. 11/14/22 3,100,290 98.50 3,054
3,086
New York Life Global Funding 01/24/23 220,000 99.82 220
211
New York Life Insurance Co. 04/09/21 250,000 107.58 269
189
NextEra Energy Operating Partners, LP 06/15/22 190,000 98.58 187
186
NGPL PipeCo LLC 09/26/19 2,298,000 125.83 2,892
2,429
Nippon Life Insurance Co. 04/09/21 360,000 96.31 347
296
Nissan Motor Acceptance Corp. 09/10/20 3,030,000 99.95 3,029
3,019
Nissan Motor Acceptance Corp. 11/03/22 520,000 96.44 502
502
Nissan Motor Co., Ltd. 01/18/23 280,000 95.49 267
264
Nomura Resecuritization Trust 10/23/15 1,004,955 94.67 951
994
Northwestern Mutual Life Insurance Co. (The) 04/09/21 430,000 101.60 437
300
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 103.93 291
195
NRG Energy, Inc. 04/12/21 850,000 99.93 849
721
NTT Finance Corp. 04/12/21 290,000 99.69 289
238
Nuveen LLC 03/11/19 100,000 102.64 103
94
Oaktown Re III, Ltd. 01/26/21 2,405,831 100.36 2,415
2,407
Oaktown Re VI, Ltd. 04/14/21 9,856,377 100.05 9,861
9,872
Oaktown Re VII, Ltd. 10/15/21 2,909,274 100.00 2,909
2,908
Oaktown Re, Ltd. 09/28/21 1,024,000 101.68 1,041
1,042
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,809
OCP CLO, Ltd. 09/09/22 1,920,972 98.97 1,901
1,912
OCP SA 06/10/21 390,000 99.48 388
327
Ohio Edison Co. 09/22/22 280,000 99.80 279
280
Paragon Mortgages (No. 12) PLC 04/25/22 GBP 2,659,476 123.98 3,297
3,307
Parkmore Point RMBS PLC 02/07/23 GBP 2,987,366 118.37 3,536
3,796
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 94.88 47
47
Pennsylvania Electric Co. 03/28/23 130,000 99.79 130
128
Petroleos del Peru SA 04/26/21 220,000 101.68 224
147
Petroleos Mexicanos 02/23/21 MXN 192,568,400 4.75 9,153
10,695
Pilgrim's Pride Corp. 01/25/23 200,000 99.39 199
198
Preston Ridge Partners Mortgage LLC 12/01/20 1,320,966 100.00 1,321
1,268
Preston Ridge Partners Mortgage LLC 04/28/21 3,264,176 100.00 3,264
3,050
Preston Ridge Partners Mortgage Trust 11/03/21 1,466,471 97.07 1,424
1,367
Prodigy Finance Designated Activity Co. 07/12/21 1,662,468 100.06 1,663
1,642
Prosus NV 08/04/22 3,847,000 86.35 3,322
3,284
Provincia de Buenos Aires 08/27/21 1,169,446 43.55 509
453
Provincia de Cordoba 04/12/21 350,003 69.50 243
294
Provincia de Cordoba 04/12/21 500,000 71.08 355
385
Radnor RE, Ltd. 06/18/21 7,026,924 100.05 7,030
7,019
Radnor RE, Ltd. 11/05/21 2,216,147 100.00 2,216
2,212
Regal Rexnord Corp. 01/09/23 1,300,000 100.70 1,309
1,300
Reliance Industries, Ltd. 10/01/19 2,934,000 101.95 2,991
2,864
Reliance Industries, Ltd. 01/05/22 730,000 99.79 728
606
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 600,000 97.71 586
497
RMAC Securities No. 1 PLC 04/15/21 GBP 3,006,022 133.44 4,011
3,723
RMAC Securities No. 1 PLC 04/15/21 GBP 1,345,620 133.48 1,796
1,661
RMAC Securities No. 1 PLC 04/15/21 GBP 1,116,641 134.43 1,501
1,387
RMAC Securities No. 1 PLC 11/08/22 4,154,748 93.66 3,891
3,987
Roche Holdings, Inc. 06/02/22 3,329,000 98.40 3,276
3,175
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 210,000 100.00 210
187
Rockies Express Pipeline LLC 05/06/20 300,000 93.16 280
266
Rockies Express Pipeline LLC 03/23/21 289,000 102.90 297
265
Rockies Express Pipeline LLC 03/23/21 309,000 97.39 301
294
Rockies Express Pipeline LLC 07/07/22 117,000 84.43 99
106
Rolls-Royce PLC 06/05/23 784,000 95.44 748
738
Romania Government International Bond 02/23/21 EUR 4,312,000 114.14 4,922
3,025
Romania Government International Bond 07/08/21 EUR 4,020,000 110.79 4,454
2,830
Romania Government International Bond 08/03/21 EUR 3,460,000 80.71 2,793
2,436
Romania Government International Bond 02/24/22 EUR 3,866,000 83.85 3,241
3,283
Romania Government International Bond 02/24/22 EUR 2,353,000 90.48 2,129
2,011
Romania Government International Bond 02/24/22 EUR 543,000 95.45 518
443

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Romania Government International Bond 02/24/22 EUR 1,251,000 98.70 1,235
1,124
Romania Government International Bond 02/25/22 EUR 547,000 92.83 508
548
Romania Government International Bond 03/01/22 EUR 659,000 104.40 688
592
Romania Government International Bond 06/28/22 EUR 1,188,000 68.15 810
858
Romania Government International Bond 07/20/22 EUR 309,000 82.44 255
285
Romania Government International Bond 07/21/22 EUR 200,000 86.46 173
197
Romania Government International Bond 09/21/22 EUR 6,078,000 94.86 5,766
6,377
Sasol Financing USA LLC 04/26/23 540,000 100.00 540
540
Saudi Arabian Oil Co. 10/08/21 2,867,000 99.94 2,865
2,629
Sealed Air Corp. 04/22/20 300,000 109.60 329
314
Sequoia Mortgage Trust 10/21/16 427,826 102.62 439
385
Sequoia Mortgage Trust 05/06/21 7,906,400 102.60 8,112
7,028
Siemens Financieringsmaatschappij NV 02/04/22 2,681,000 102.13 2,738
2,593
Skandinaviska Enskilda Banken AB 01/06/23 2,924,000 95.49 2,792
2,763
Sociedad Quimica y Minera de Chile SA 09/13/21 450,000 99.20 446
314
Societe Generale SA 02/03/23 3,105,000 91.58 2,844
2,776
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 660,000 100.84 666
666
Standard Chartered PLC 04/02/20 250,000 104.51 261
240
Stratton Mortgage Funding PLC 06/27/22 GBP 3,147,059 121.70 3,830
4,025
Suzano Austria GmbH 04/09/21 200,000 128.72 257
204
Taurus CMBS 07/28/21 GBP 1,614,446 139.09 2,246
1,966
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,484
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.49 195
194
Tennessee Gas Pipeline Co. LLC 05/06/22 350,000 89.39 313
302
Towd Point Mortgage Funding PLC 01/20/21 GBP 1,506,000 136.45 2,055
1,899
Towd Point Mortgage Trust 08/17/20 2,659,169 101.72 2,705
2,492
Towd Point Mortgage Trust 02/24/23 GBP 7,938,000 118.11 9,376
10,099
Towd Point Mortgage Trust 07/21/23 7,712,000 99.85 7,700
7,700
TSMC Global, Ltd. 11/21/22 3,024,000 90.67 2,742
2,732
UBS Group AG 01/28/19 690,000 100.00 690
675
UBS Group AG 04/09/21 350,000 123.76 433
318
UBS Group AG 05/10/21 270,000 100.00 270
223
UBS Group AG 08/08/22 720,000 100.00 720
752
UBS Group AG 11/09/22 260,000 100.00 260
316
UBS Group AG 01/06/23 2,906,000 95.75 2,782
2,761
UBS Group AG 04/05/23 2,827,000 97.74 2,763
2,746
UniCredit SpA 04/22/20 231,000 104.73 242
224
UniCredit SpA 03/03/22 3,000,000 96.81 2,904
2,746
United Airlines, Inc. 04/14/21 70,000 100.00 70
63
United Airlines, Inc. 03/30/22 530,000 98.97 525
502
VICI Properties, Inc. 07/06/22 3,234,000 97.62 3,157
3,191
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 2,285,442 138.64 3,168
2,910
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 420,000 103.35 434
294
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 1,195,000 98.69 1,179
1,132
Wells Fargo Commercial Mortgage Trust 11/15/22 1,744,726 93.71 1,635
1,641
Woodward Capital Management LLC 07/13/23 1,550,000 100.22 1,553
1,549
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 02/09/23 200,000 98.32 197
196
Wynn Macau, Ltd. 09/16/21 320,000 95.98 307
289
Wynn Macau, Ltd. 01/04/23 980,000 97.54 956
956
Yara International ASA 04/11/22 2,810,000 99.10 2,785
2,660
ZF NA Capital, Inc. 05/05/20 2,374,000 96.72 2,281 2,308
649,371
For a description of restricted securities see note 5 in the Notes to Quarterly Report.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 177
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 99 CAD 11,890 09/23
(272)
Long Gilt Futures 151 GBP 14,515 09/23
(34)
United States 2 Year Treasury Note Futures 3,392 USD 688,682 09/23
(10,724)
United States 5 Year Treasury Note Futures 4,568 USD 487,955 09/23
(9,452)
United States 10 Year Treasury Note Futures 1,537 USD 171,231 09/23
(3,558)
United States 10 Year Treasury Ultra Notes Futures 2,084 USD 243,795 09/23
(4,129)
United States Treasury Long Bond Futures 707 USD 87,977 09/23
(1,094)
United States Treasury Ultra Bond Futures 1,357 USD 179,421 09/23 (3,437)
Short Positions
Euro-Bobl Futures 70 EUR 8,112 09/23
(82)
Euro-Bund Futures 490 EUR 65,170 09/23
317
Euro-Buxl Futures 7 EUR 942 09/23
15
Euro-Schatz Futures 63 EUR 6,618 09/23
47
Japanese 10 Year Mini Government Bond Futures 349 JPY 14,109,447 09/23
801
Long Gilt Futures 1 GBP 96 09/23
1
United States 2 Year Treasury Note Futures 226 USD 45,885 09/23
659
United States 5 Year Treasury Note Futures 642 USD 68,579 09/23
217
United States 10 Year Treasury Note Futures 1,574 USD 175,353 09/23
4,032
United States Treasury Long Bond Futures 1 USD 124 09/23 2
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (26,691)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 17,890 GBP 14,073 08/10/23 172
Bank of New York GBP 176 USD 226 08/10/23 1
Citigroup USD 181 BRL 891 08/02/23 8
Citigroup USD 333 BRL 1,581 08/02/23 1
Citigroup USD 423 BRL 2,004 08/02/23 1
Citigroup USD 550 BRL 2,694 08/02/23 20
Citigroup USD 1,744 CLP 1,450,916 10/19/23 (29)
Citigroup USD 2,090 CLP 1,707,844 10/19/23 (71)
Citigroup USD 2,306 CLP 1,915,873 10/19/23 (40)
Citigroup USD 324 EUR 288 10/19/23 (7)
Citigroup USD 371 EUR 333 10/19/23 (3)
Citigroup USD 199 GBP 155 10/19/23 —
Citigroup USD 1,970 GBP 1,517 10/19/23 (23)
Citigroup USD 4,030 ILS 14,556 10/19/23 (59)
Citigroup USD 4,288 ILS 15,792 10/19/23 20
Citigroup USD 4,169 INR 345,589 10/19/23 23
Citigroup USD 102 JPY 14,241 10/19/23 (1)
Citigroup USD 714 JPY 97,959 10/19/23 (17)
Citigroup USD 8,699 JPY 1,203,993 10/19/23 (132)
Citigroup USD 15,227 JPY 2,124,000 10/19/23 (113)
Citigroup BRL 891 USD 188 08/02/23 (1)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup BRL 1,581 USD 310 08/02/23 (24)
Citigroup BRL 2,004 USD 402 08/02/23 (22)
Citigroup BRL 2,694 USD 568 08/02/23 (2)
Citigroup CLP 279,647 USD 344 10/19/23 14
Citigroup CLP 10,091,753 USD 12,234 10/19/23 304
Citigroup EUR 500 USD 564 10/19/23 12
Citigroup EUR 518 USD 585 10/19/23 13
Citigroup EUR 5,694 USD 6,330 10/19/23 45
Citigroup EUR 5,753 USD 6,330 10/19/23 (20)
Citigroup EUR 9,700 USD 10,948 10/19/23 243
Citigroup EUR 76,386 USD 85,322 10/19/23 1,016
Citigroup GBP 9,891 EUR 11,549 10/19/23 51
Citigroup GBP 364 USD 469 08/21/23 1
Citigroup GBP 227 USD 296 10/19/23 5
Citigroup GBP 755 USD 990 10/19/23 20
Citigroup GBP 817 USD 1,056 10/19/23 6
Citigroup HUF 1,020,790 EUR 2,616 10/19/23 35
Citigroup JPY 79,944 USD 577 10/19/23 8
Citigroup JPY 130,376 USD 928 10/19/23 —
Citigroup JPY 8,063,356 USD 59,131 10/19/23 1,758
Citigroup MXN 7,319 USD 429 10/19/23 (2)
Citigroup MXN 37,608 USD 2,185 10/19/23 (29)
Citigroup MXN 138,527 USD 8,037 10/19/23 (118)
Citigroup MXN 138,527 USD 8,050 10/19/23 (106)
Citigroup ZAR 2,524 USD 139 10/19/23 (1)
Citigroup ZAR 7,212 USD 397 10/19/23 (3)
Citigroup ZAR 44,210 USD 2,345 10/19/23 (110)
Citigroup ZAR 45,793 USD 2,517 10/19/23 (25)
Citigroup ZAR 130,153 USD 7,112 10/19/23 (114)
Goldman Sachs USD 1,404 MXN 24,398 10/20/23 32
JPMorgan Chase IDR 8,678,743 USD 575 10/20/23 1
Morgan Stanley USD 629 BRL 3,114 10/20/23 20
Morgan Stanley USD 2,667 EUR 2,415 10/20/23 (1)
Morgan Stanley USD 1 GBP 1 10/20/23 —
Morgan Stanley USD 1,488 JPY 207,279 10/20/23 (12)
Royal Bank of Canada CAD 15,829 USD 11,962 08/10/23 (44)
State Street USD 11,920 AUD 17,867 08/10/23 85
State Street USD 8,910 EUR 8,190 08/10/23 98
State Street USD 5,147 JPY 721,098 08/10/23 (72)
State Street USD 5,986 NZD 9,682 08/10/23 27
State Street USD 11,791 SEK 128,331 08/10/23 405
State Street AUD 17,867 USD 11,918 08/10/23 (87)
State Street EUR 1,878 USD 2,073 08/10/23 8
State Street EUR 4,432 USD 5,003 08/18/23 126
State Street GBP 50,741 USD 65,945 08/21/23 821
State Street JPY 861,167 USD 5,985 08/10/23 (76)
State Street NZD 41 USD 26 08/10/23 —
State Street SEK 3,154 USD 300 08/10/23 1
UBS USD 656 CHF 569 08/10/23 (3)
UBS CHF 16,070 USD 17,951 08/10/23 (492)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 3,542

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 1,112 4.554%
(4)
SOFR
(4)
10/19/25
— (1) (1)
Citigroup GBP 10,675 6.135%
(4)
SONIA
(4)
10/19/25
— 150 150
Citigroup USD 11,955 4.555%
(4)
SOFR
(4)
10/19/25
— (9) (9)
Citigroup GBP 13,268 6.131%
(4)
SONIA
(4)
10/19/25
— 185 185
Citigroup GBP 13,320 6.140%
(4)
SONIA
(4)
10/19/25
— 189 189
Citigroup GBP 14,945 6.132%
(4)
SONIA
(4)
10/19/25
— 209 209
Citigroup GBP 18,300 6.147%
(4)
SONIA
(4)
10/19/25
— 263 263
Citigroup NZD 18,700 5.212%
(3)
3 Month
NZD-BBR-Telerate
(2)
10/19/25
— (33) (33)
Citigroup NZD 37,000 5.325%
(3)
3 Month
NZD-BBR-Telerate
(2)
10/19/25
— (18) (18)
Citigroup NZD 37,400 5.221%
(3)
3 Month
NZD-BBR-Telerate
(2)
10/19/25
— (64) (64)
Citigroup GBP 57,538 6.145%
(4)
SONIA
(4)
10/19/25
— 823 823
Citigroup CAD 61,200 4.718%
(3)
CORRA
(3)
10/19/25
— (35) (35)
Citigroup HKD 101,203 3 Month HIBOR
(2)
4.520%
(2)
10/19/25
— 17 17
Citigroup EUR 8,500 3.365%
(4)
6 Month EURIBOR
(3)
10/19/28
— 91 91
Citigroup SEK 100,000 3 Month STIBOR
(2)
3.570%
(4)
10/19/28
— (143) (143)
Citigroup KRW 12,500,000 3.569%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
10/19/28
— 5 5
Citigroup AUD 3,600 3.845%
(3)
6 Month BBSW
(3)
07/20/33
— (114) (114)
Citigroup AUD 3,200 4.440%
(3)
6 Month BBSW
(3)
10/19/33
— 1 1
Citigroup CAD 14,100 CORRA
(3)
3.557%
(3)
10/19/33
— 71 71
Citigroup JPY 1,400,000 TONAR
(4)
0.760%
(4)
10/19/33
— 83 83
Citigroup EUR 2,083 2.614%
(4)
12 Month EUTA
(3)
06/15/43
— (50) (50)
Citigroup EUR 2,167 2.663%
(4)
12 Month EUTA
(3)
06/15/43
— (31) (31)
Citigroup USD 2,725
12 Month U.S. CPI
Urban Consumers
NSA
(2)
2.488%
(3)
06/15/43
— 39 39
Citigroup EUR 4,250 2.668%
(4)
12 Month EUTA
(3)
06/15/43
— (56) (56)
Citigroup EUR 3,900 6 Month EURIBOR
(3)
1.942%
(4)
02/13/73 — 478 478
Total Open Interest Rate Swap Contracts (å) — 2,050 2,050
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 3,987 (5.000%)
(2)
06/20/28
11 (152) (141)
CDX NA Investment Grade Index Bank of America USD 8,105 (1.000%)
(2)
06/20/28 (51) (80) (131)
Total Open Credit Indices - Purchase Protection Contracts (40) (232) (272)
Total Open Credit Default Swap Contracts (å) (40) (232) (272)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 74,964 $ —
$ —
$ 74,964
Corporate Bonds and Notes — 554,562 —
—
554,562
International Debt — 354 , 023 —
—
354,023
Loan Agreements — 1,089 —
—
1,089
Mortgage-Backed Securities — 438,378 —
—
438,378
Municipal Bonds — 1,756 —
—
1,756
Non-US Bonds — 147,802 —
—
147,802
United States Government Treasuries — 326,393 —
—
326,393
Common Stocks — — —
—
—
Preferred Stocks 626 — — — 626
Short-Term Investments — 338 , 030 — 150,022 488 , 052
Other Securities — — — 5,213 5,213
Total Investments
626 2,236,997 — 155,235 2,392,858
Other Financial Instruments
Assets
Futures Contracts 6,091 — — — 6, 091
Foreign Currency Exchange Contracts — 5,401 — — 5, 401
Interest Rate Swap Contracts — 2,604 — — 2,604
Liabilities
Futures Contracts (32, 782 ) — — — (32, 782 )
Foreign Currency Exchange Contracts — (1,859) — — (1,859)
Interest Rate Swap Contracts — (554) — — (554)
Credit Default Swap Contracts — (272) — — (272)
Total Other Financial Instruments
*
$ (26,691) $ 5,320 $ — $ — $ (21,371)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
10,498
Argentina ............................................................................................
1,552
Australia .............................................................................................
2,643
Belgium ..............................................................................................
559
Bermuda .............................................................................................
82,600
Brazil ..................................................................................................
6,485
Canada ................................................................................................
36,852
Cayman Islands ..................................................................................
52,516
Chile ...................................................................................................
3,509
China ..................................................................................................
3,636
Colombia ............................................................................................
3,413
Denmark .............................................................................................
6,909
Egypt ..................................................................................................
6,679
France .................................................................................................
24,079
Germany .............................................................................................
14,711
Greece ................................................................................................
8,822
Hong Kong .........................................................................................
357
India ...................................................................................................
6,078
Indonesia ............................................................................................
1,180
Ireland ................................................................................................
9,358
Israel ...................................................................................................
63
Italy ....................................................................................................
10,228
Japan ..................................................................................................
50,043
Jordan .................................................................................................
740
Liberia ................................................................................................
378
Luxembourg .......................................................................................
26,483
Macao .................................................................................................
3,046
Mexico ...............................................................................................
44,586
Morocco .............................................................................................
327
Netherlands ........................................................................................
7,489
Nigeria ................................................................................................
6,166
Oman ..................................................................................................
239
Panama ...............................................................................................
5,932
Peru ....................................................................................................
300
Romania .............................................................................................
24,008
Saudi Arabia .......................................................................................
2,629
South Africa .......................................................................................
13,346
South Korea .......................................................................................
6,460
Spain ..................................................................................................
1,782
Sweden ...............................................................................................
2,763
Switzerland ........................................................................................
16,850
Taiwan ................................................................................................
6,008
Togo ...................................................................................................
3,057
United Arab Emirates .........................................................................
267
United Kingdom .................................................................................
67,418
United States ......................................................................................
1,808,755
Zambia ...............................................................................................
1,059
Total Investments ............................................................................... 2,392,858

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 90.2%
Asset-Backed Securities - 2.6%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 2,115 2,096
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 2,209 2,204
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,438 5,351
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 26 24
Dewolf Park CLO, Ltd.
Series 2021-1A Class AR
6.490% due 10/15/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,497 1,490
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 2,059 2,065
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 907 897
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 773 589
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 671 533
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 475 457
JPMorgan Chase Mortgage Trust
Series 2023-HE1 Class A1
6.817% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,973 2,980
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,078 3,078
OneSky Class A Loan Trust
Series A Class A
3.875% due 07/15/29 2,018 1,836
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 3,651 3,661
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 562 527
27,788
Corporate Bonds and Notes - 23.1%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AES Corp. (The)
5.450% due 06/01/28 1,100 1,090
Aetna, Inc.
6.750% due 12/15/37 1,240 1,366
3.875% due 08/15/47 180 138
Air Lease Corp.
5.850% due 12/15/27 1,270 1,280
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 161 157
4.250% due 06/15/26 227 216
Alleghany Corp.
3.250% due 08/15/51 460 320
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 326 314
Ally Financial, Inc.
8.000% due 11/01/31 106 111
Altria Group, Inc.
10.200% due 02/06/39 579 786
3.400% due 02/04/41 397 276
Amcor Flexibles NA, Inc.
4.000% due 05/17/25 326 316
Amcor PLC
Series WI
3.625% due 04/28/26 393 372
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 1,803 1,655
American Electric Power Co., Inc.
5.699% due 08/15/25 1,090 1,091
5.625% due 03/01/33 1,500 1,527
American Tower Trust #1
5.490% due 03/15/28 (Þ) 5,790 5,795
Amgen, Inc.
5.250% due 03/02/30 610 614
3.150% due 02/21/40 1,200 910
5.650% due 03/02/53 1,045 1,048
Apollo Management Holdings, LP
4.400% due 05/27/26 (Þ) 810 771
Apple, Inc.
0.700% due 02/08/26 780 705
4.650% due 02/23/46 600 589
Ares Capital Corp.
3.250% due 07/15/25 272 254
3.875% due 01/15/26 303 283
Arizona Public Service Co.
5.550% due 08/01/33 915 917
AT&T, Inc.
1.700% due 03/25/26 355 322
4.300% due 02/15/30 865 810
6.800% due 05/15/36 525 547
3.500% due 06/01/41 1,190 886
4.750% due 05/15/46 249 212
Series WI
8.750% due 11/15/31 415 486
4.900% due 08/15/37 780 716
3.500% due 09/15/53 1,145 777
3.550% due 09/15/55 1,670 1,124

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,730 1,559
Athene Holding, Ltd.
4.125% due 01/12/28 2,250 2,085
Avangrid, Inc.
3.200% due 04/15/25 354 338
Avery Dennison Corp.
2.650% due 04/30/30 140 117
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 153 123
Bank of America Corp.
3.366% due 01/23/26 (CME Term
SOFR 3 Month + 1.072%)(Ê) 2,360 2,275
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 366 346
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 1,210 982
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,175 1,105
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 1,595 1,583
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,555 1,199
Series MtN
3.093% due 10/01/25 (CME Term
SOFR 3 Month + 1.352%)(Ê) 1,070 1,035
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 330
BAT Capital Corp.
4.700% due 04/02/27 531 517
6.421% due 08/02/33 3,240 3,240
Series WI
3.557% due 08/15/27 485 450
4.390% due 08/15/37 800 632
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 337 326
Series WI
1.570% due 01/15/26 232 210
Blackstone Private Credit Fund
Series WI
2.625% due 12/15/26 395 339
Blue Owl Capital Corp
3.400% due 07/15/26 112 101
Boardwalk Pipelines, LP
4.450% due 07/15/27 517 494
Boeing Co. (The)
2.196% due 02/04/26 2,750 2,538
3.200% due 03/01/29 910 824
5.705% due 05/01/40 615 615
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 705 590
4.926% due 05/15/37 (Þ) 508 462
3.500% due 02/15/41 396 295
Series WI
3.875% due 01/15/27 519 495
4.150% due 11/15/30 616 566
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 1,190 1,121
Capital One Financial Corp.
2.636% due 03/03/26 (SOFR +
1.290%)(Ê) 469 441
Carlisle Cos., Inc.
2.750% due 03/01/30 183 156
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 339
Celanese US Holdings LLC
6.050% due 03/15/25 1,815 1,813
6.330% due 07/15/29 330 331
CenterPoint Energy, Inc.
2.500% due 09/01/24 730 703
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.900% due 06/01/52 2,025 1,325
Series WI
4.908% due 07/23/25 184 181
4.200% due 03/15/28 375 351
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 400 396
3.700% due 11/15/29 732 668
2.742% due 12/31/39 435 341
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 518 486
Cigna Corp.
Series WI
4.125% due 11/15/25 1,420 1,387
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 534
Citadel, LP
4.875% due 01/15/27 (Þ) 625 609
Citigroup, Inc.
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 675 666
1.281% due 11/03/25 (SOFR +
0.528%)(Ê) 1,060 998
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 411 393
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 1,245 1,242
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 2,765 2,258
8.125% due 07/15/39 450 571
Comcast Corp.
6.450% due 03/15/37 835 917
5.350% due 05/15/53 1,040 1,044
Commonwealth Edison Co.
2.550% due 06/15/26 1,475 1,383
Conagra Brands, Inc.
1.375% due 11/01/27 334 284
Constellation Brands, Inc.
4.400% due 11/15/25 1,270 1,245
4.900% due 05/01/33 900 880
Consumers Energy Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 05/15/33 1,270 1,240
2.650% due 08/15/52 740 474
Corporate Office Properties Trust
2.000% due 01/15/29 355 275
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 505 422
CVS Health Corp.
5.250% due 02/21/33 210 209
4.780% due 03/25/38 625 577
5.050% due 03/25/48 324 296
5.875% due 06/01/53 765 776
DDR Corp.
3.625% due 02/01/25 339 321
Deere & Co.
2.750% due 04/15/25 1,450 1,393
Devon Energy Corp.
7.875% due 09/30/31 425 481
4.750% due 05/15/42 940 807
Diamondback Energy, Inc.
6.250% due 03/15/33 1,200 1,254
4.250% due 03/15/52 740 575
Discover Bank
Series BKNT
3.450% due 07/27/26 376 348
Discover Financial Services
4.100% due 02/09/27 354 330
Discovery Communications LLC
Class A
5.000% due 09/20/37 195 168
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 580 563
DTE Energy Co.
2.850% due 10/01/26 371 344
Duke Energy Corp.
5.000% due 08/15/52 374 340
Edison International
6.950% due 11/15/29 314 334
Enbridge Energy Partners, LP
5.500% due 09/15/40 128 121
Energy Transfer Operating, LP
5.000% due 05/15/50 164 139
Energy Transfer, LP
4.000% due 10/01/27 1,205 1,136
5.250% due 04/15/29 1,560 1,546
3.750% due 05/15/30 1,130 1,024
Enstar Group, Ltd.
3.100% due 09/01/31 300 234
Enterprise Products Operating LLC
5.350% due 01/31/33 1,380 1,407
EPR Properties Co.
4.500% due 04/01/25 54 51
4.750% due 12/15/26 351 322
Equifax, Inc.
2.600% due 12/15/25 720 673
Equinix, Inc.
1.250% due 07/15/25 363 333
2.900% due 11/18/26 174 160
Essential Properties, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.950% due 07/15/31 475 359
Eversource Energy
5.125% due 05/15/33 745 734
Exxon Mobil Corp.
2.992% due 03/19/25 345 333
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,108
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 253
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 144 140
Florida Power & Light Co.
2.450% due 02/03/32 1,635 1,371
FNB Corp.
5.150% due 08/25/25 314 306
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 319 285
FS KKR Capital Corp.
4.125% due 02/01/25 358 343
2.625% due 01/15/27 218 188
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 974
General Motors Co.
6.600% due 04/01/36 380 394
General Motors Financial Co., Inc.
2.750% due 06/20/25 735 697
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 486 481
Georgia Power Co.
3.250% due 03/30/27 331 308
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 338 313
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 2,170 2,105
0.855% due 02/12/26 (SOFR +
0.609%)(Ê) 276 256
6.345% due 02/15/34 1,060 1,070
6.450% due 05/01/36 310 325
4.411% due 04/23/39 (CME Term
SOFR 3 Month + 1.692%)(Ê) 50 44
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 4,745 3,791
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 292
Harman International Industries, Inc.
4.150% due 05/15/25 505 491
HCA, Inc.
5.375% due 02/01/25 420 417
4.500% due 02/15/27 670 651
3.125% due 03/15/27 (Þ) 347 320
3.500% due 09/01/30 1,120 984
5.500% due 06/15/47 1,320 1,232
5.900% due 06/01/53 545 536
Healthcare Realty Holdings, LP

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 08/01/26 183 170
Hercules Capital, Inc.
2.625% due 09/16/26 324 282
Hess Corp.
6.000% due 01/15/40 1,120 1,118
5.600% due 02/15/41 458 437
5.800% due 04/01/47 440 430
HF Sinclair Corp.
Series WI
5.875% due 04/01/26 1,095 1,099
Home Depot, Inc. (The)
5.875% due 12/16/36 132 143
HSBC Holdings PLC
Series BKNT
7.000% due 01/15/39 615 668
Huntington Ingalls Industries, Inc.
Series WI
3.844% due 05/01/25 327 316
Huntsman International LLC
4.500% due 05/01/29 299 278
Hyundai Capital America
5.800% due 06/26/25 (Þ) 470 470
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 291 262
1.832% due 10/15/27 (Þ) 132 112
International Paper Co.
6.000% due 11/15/41 136 139
IQVIA, Inc.
5.700% due 05/15/28 280 278
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 398
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 160
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
6.500% due 12/01/52 (Þ) 2,320 2,268
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 170 165
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,880 1,719
Series 2019
2.750% due 05/15/32 2,308 1,960
Johnson Controls International PLC
3.900% due 02/14/26 166 160
JPMorgan Chase & Co.
7.750% due 07/15/25 260 270
5.546% due 12/15/25 (SOFR +
1.070%)(Ê) 1,830 1,825
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 2,695 2,434
8.750% due 09/01/30 405 488
2.963% due 01/25/33 (SOFR +
1.260%)(Ê) 1,320 1,114
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 740 706
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,885 1,427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kellogg Co.
Series B
7.450% due 04/01/31 238 271
Kentucky Utilities Co.
5.450% due 04/15/33 690 704
KeyCorp.
2.250% due 04/06/27 348 302
5.000% due 01/26/33 160 145
Series BKNT
4.150% due 08/08/25 507 485
KeySpan Gas East Corp
2.742% due 08/15/26 (Þ) 200 182
Kilroy Realty, LP
4.750% due 12/15/28 347 311
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 155 170
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 880 762
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,285 1,202
Series WI
4.375% due 06/01/46 208 176
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 828
L3Harris Technologies, Inc.
5.400% due 07/31/33 1,575 1,586
Lehman Brothers Holdings
5.857% due 11/30/56 (Š)(Ø)(Æ) 1,450 —
Leidos, Inc.
Series WI
3.625% due 05/15/25 570 548
LKQ Corp.
5.750% due 06/15/28 298 296
Main Street Capital Corp.
3.000% due 07/14/26 358 320
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 512 493
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,730 1,102
Mattel, Inc.
3.375% due 04/01/26 (Þ) 572 532
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 139
Merck & Co., Inc.
5.000% due 05/17/53 515 517
Mercury General Corp.
4.400% due 03/15/27 1,915 1,802
Meta Platforms, Inc.
4.950% due 05/15/33 455 458
5.600% due 05/15/53 1,410 1,452
Mississippi Power Co.
3.950% due 03/30/28 330 312
Mondelez International, Inc.
1.875% due 10/15/32 192 149
Monongahela Power Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 05/15/27 (Þ) 760 713
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 293 276
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 231 207
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 2,545 2,283
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,465 1,446
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 800 796
Series MTN
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 1,740 1,403
Morgan Stanley Bank NA
4.754% due 04/21/26 1,225 1,210
Motorola Solutions, Inc.
5.600% due 06/01/32 316 314
MPLX, LP
4.800% due 02/15/29 815 791
4.500% due 04/15/38 190 164
4.950% due 03/14/52 965 820
MultiCare Health System
2.803% due 08/15/50 715 433
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 287
Nasdaq, Inc.
5.550% due 02/15/34 940 948
National Securities Clearing Corp.
5.100% due 11/21/27 (Þ) 275 276
5.000% due 05/30/28 (Þ) 735 733
New York Life Global Funding
4.900% due 06/13/28 (Þ) 1,135 1,121
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 147
New York Society For The Relief Of
The Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 209
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27 363 326
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 314
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 565 497
Occidental Petroleum Corp.
8.500% due 07/15/27 185 201
7.875% due 09/15/31 291 327
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 615 572
Old Republic International Corp.
3.875% due 08/26/26 346 327
Omega Healthcare Investors, Inc.
Series WI
4.500% due 01/15/25 60 58
5.250% due 01/15/26 281 274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oracle Corp.
2.950% due 04/01/30 270 236
3.900% due 05/15/35 200 172
3.800% due 11/15/37 160 130
3.600% due 04/01/40 3,121 2,404
6.900% due 11/09/52 1,735 1,944
4.375% due 05/15/55 380 301
Owl Rock Capital Corp.
4.250% due 01/15/26 294 276
Pacific Gas and Electric Co.
2.950% due 03/01/26 311 286
2.100% due 08/01/27 1,325 1,142
6.100% due 01/15/29 246 245
2.500% due 02/01/31 635 502
6.400% due 06/15/33 520 523
4.200% due 06/01/41 360 267
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 194
PacifiCorp
2.900% due 06/15/52 1,145 699
5.500% due 05/15/54 1,265 1,151
Paramount Global
4.750% due 05/15/25 779 764
5.900% due 10/15/40 380 326
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 363
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 164 162
Penske Truck Leasing Co., LP / PTL
Finance Corp.
4.000% due 07/15/25 (Þ) 331 318
1.700% due 06/15/26 (Þ) 198 176
Pfizer, Inc.
5.300% due 05/19/53 1,235 1,269
Philip Morris International, Inc.
5.375% due 02/15/33 159 159
4.375% due 11/15/41 635 540
Pinnacle West Capital Corp.
1.300% due 06/15/25 363 333
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,420 1,423
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 820 780
Progress Energy, Inc.
7.750% due 03/01/31 156 176
Prospect Capital Corp.
3.706% due 01/22/26 611 556
3.364% due 11/15/26 377 325
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 123
PVH Corp.
Series WI
4.625% due 07/10/25 570 553
Radian Group, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 03/15/27 510 487
Raytheon Technologies Corp.
3.125% due 05/04/27 336 315
5.150% due 02/27/33 1,375 1,376
4.450% due 11/16/38 175 159
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 316 316
Republic Services, Inc.
2.500% due 08/15/24 346 335
5.000% due 04/01/34 875 869
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 308
Royalty Pharma PLC
Series WI
1.200% due 09/02/25 750 682
RPM International, Inc.
3.750% due 03/15/27 336 316
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 2,095 2,075
Sabra Health Care, LP
3.900% due 10/15/29 1,670 1,382
3.200% due 12/01/31 450 343
Series WI
5.125% due 08/15/26 287 276
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 271 269
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 220
Schlumberger Investment SA
4.850% due 05/15/33 1,035 1,026
Sempra Energy
5.400% due 08/01/26 497 497
Sherwin-Williams Co. (The)
2.300% due 05/15/30 420 353
Simon Property Group, LP
2.450% due 09/13/29 2,140 1,816
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 334 324
Southern Co. (The)
5.113% due 08/01/27 405 401
Spirit Realty Capital, Inc.
2.100% due 03/15/28 383 326
Sprint Capital Corp.
8.750% due 03/15/32 570 687
Sprint LLC
7.625% due 03/01/26 461 480
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 2,774 2,745
Starbucks Corp.
2.000% due 03/12/27 348 314
Sun Communities, Inc.
2.700% due 07/15/31 398 317
Synchrony Financial
2.875% due 10/28/31 447 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BKNT
5.400% due 08/22/25 1,690 1,628
Sysco Corp.
3.750% due 10/01/25 331 320
System Energy Resources, Inc.
6.000% due 04/15/28 155 152
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,320 1,140
8.375% due 06/15/32 515 590
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 351 325
Thermo Fisher Scientific, Inc.
1.215% due 10/18/24 292 277
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 866 971
Time Warner Cable LLC
6.550% due 05/01/37 758 726
7.300% due 07/01/38 380 387
6.750% due 06/15/39 520 501
T-Mobile USA, Inc.
3.500% due 04/15/31 166 146
Series WI
3.500% due 04/15/25 281 271
1.500% due 02/15/26 587 533
4.500% due 04/15/50 1,920 1,641
Trimble, Inc.
6.100% due 03/15/33 320 325
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 283 274
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 160 160
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 965 974
United Airlines Pass-Through Trust
Series AA
2.700% due 05/01/32 716 600
UnitedHealth Group, Inc.
3.050% due 05/15/41 600 457
5.875% due 02/15/53 1,405 1,546
Unum Group
5.750% due 08/15/42 296 271
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 810 821
Validus Holdings, Ltd.
8.875% due 01/26/40 477 596
Verizon Communications, Inc.
7.750% due 12/01/30 1,165 1,338
4.500% due 08/10/33 335 313
Series WI
4.272% due 01/15/36 2,710 2,420
ViacomCBS, Inc.
4.600% due 01/15/45 235 165
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 208 202
4.500% due 09/01/26 (Þ) 301 285
Virginia Electric & Power Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 04/01/33 1,041 1,031
Vistra Operations Co. LLC
5.125% due 05/13/25 (Þ) 544 531
4.300% due 07/15/29 (Þ) 620 553
Vontier Corp.
Series WI
1.800% due 04/01/26 370 331
Vornado Realty Trust
3.500% due 01/15/25 338 318
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 252
Walgreens Boots Alliance, Inc.
4.800% due 11/18/44 275 224
Walmart, Inc.
1.050% due 09/17/26 361 323
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 1,526 1,269
5.141% due 03/15/52 1,290 1,049
Wells Fargo & Co.
2.406% due 10/30/25 (CME Term
SOFR 3 Month + 1.087%)(Ê) 289 277
2.164% due 02/11/26 (CME Term
SOFR 3 Month + 1.012%)(Ê) 225 213
6.070% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 1,520 1,450
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 1,931
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 605 518
5.950% due 12/15/36 100 99
Welltower, Inc.
4.000% due 06/01/25 330 320
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 517 492
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 379 339
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/25 334 323
Zions Bancorp NA
3.250% due 10/29/29 381 299
242,062
International Debt - 12.6%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 178 171
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 805 702
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 150 130
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 176 165
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 259
5.450% due 01/23/39 785 808
5.550% due 01/23/49 1,945 2,018
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 445
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 5,101 5,026
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 3,240 3,198
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 4,775 4,736
AstraZeneca PLC
6.450% due 09/15/37 1,200 1,366
Bacardi, Ltd.
5.400% due 06/15/33 (Þ) 1,475 1,462
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,150
Bank of Ireland Group PLC
2.029% due 09/30/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 378 331
Barclays PLC
4.375% due 01/12/26 1,435 1,387
5.200% due 05/12/26 353 344
7.119% due 06/27/34 (SOFR +
3.570%)(Ê) 665 674
Barrick NA Finance LLC
5.750% due 05/01/43 950 975
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 1,500 1,193
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 360 349
BDS, Ltd.
Series 2021-FL7 Class A
5.409% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,306 1,287
Bellemeade Re, Ltd.
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 577 581
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 489 490
Series 2020-2A Class M2
6.108% due 08/26/30 (USD 1 Month
LIBOR + 6.000%)(Ê)(Þ) 1,167 1,187
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 1,411 1,427
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,909 1,904
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 698
Series 2021-3A Class M1B

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 988 977
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 1,461 1,424
Series 2022-2 Class M1A
6.285% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 2,358 2,410
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 120 117
BMW US Capital LLC
3.250% due 04/01/25 (Þ) 1,445 1,402
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 424 396
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 1,025 860
BPCE SA
5.975% due 01/18/27 (SOFR +
2.100%)(Ê)(Þ) 1,695 1,688
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 223 204
Brookfield Finance LLC
3.450% due 04/15/50 359 240
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 2,230 2,018
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 262 248
7.200% due 01/15/32 132 144
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 248
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 501 499
Cencosud SA
5.150% due 02/12/25 (Þ) 491 482
Cenovus Energy, Inc.
6.750% due 11/15/39 917 964
Series WI
4.250% due 04/15/27 408 391
CI Financial Corp.
3.200% due 12/17/30 1,858 1,428
4.100% due 06/15/51 1,015 621
CIFC Funding, Ltd.
Series 2018-5A Class A1
5.269% due 01/15/32 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 3,200 3,191
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,365 1,196
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 195 181
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 429 383
Credit Suisse AG
Series FXD
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 02/21/25 550 529
Danske Bank A/S
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 1,392 1,398
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 543 491
Deutsche Bank AG
4.500% due 04/01/25 304 293
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 363 361
DNB Bank ASA
1.535% due 05/25/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.720%)(Ê)(Þ) 361 319
Eagle Re, Ltd.
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,326 2,335
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,044
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 489 491
Enbridge, Inc.
5.700% due 03/08/33 156 158
Enel Finance International NV
1.375% due 07/12/26 (Þ) 212 188
7.100% due 10/14/27 (Þ) 289 303
3.500% due 04/06/28 (Þ) 214 196
Fairfax Financial Holdings, Ltd.
Series WI
3.375% due 03/03/31 105 89
Federation des Caisses Desjardins du
Quebec
4.400% due 08/23/25 (Þ) 1,455 1,414
4.550% due 08/23/27 (Þ) 1,485 1,441
Fortis, Inc.
Series WI
3.055% due 10/04/26 370 343
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 2,013 1,857
2.625% due 03/31/36 (Þ) 225 182
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 3,207 3,134
Home RE, Ltd.
Series 2019-1 Class M1
1.742% due 05/25/29 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,517 5,517
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 745 711
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 372 346
8.113% due 11/03/33 (SOFR +
4.250%)(Ê) 2,210 2,450

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 355 333
Inco, Ltd.
7.200% due 09/15/32 322 340
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 283
ING Groep NV
3.869% due 03/28/26 (SOFR +
1.640%)(Ê) 323 312
1.400% due 07/01/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 194 178
Lloyds Banking Group PLC
3.870% due 07/09/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 3.500%)(Ê) 1,525 1,492
2.438% due 02/05/26 169 160
1.627% due 05/11/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê) 374 332
5.985% due 08/07/27 1,650 1,650
Macquarie Bank, Ltd.
1.201% due 10/14/25 (SOFR +
0.694%)(Ê)(Þ) 523 493
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,615 1,606
Mitsubishi Corp.
1.125% due 07/15/26 (Þ) 174 154
Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.700%)(Ê) 1,070 1,058
5.063% due 09/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 2,370 2,345
5.719% due 02/20/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê) 1,120 1,116
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 545 562
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 961 851
6.016% due 03/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê) 645 651
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 344 316
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.490% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,462 1,455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Neuberger Berman Loan Advisers CLO
26, Ltd.
Series 2021-26A Class AR
1.000% due 10/18/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 969 965
Nokia OYJ
4.375% due 06/12/27 567 535
Nomura Holdings, Inc.
1.851% due 07/16/25 178 164
2.329% due 01/22/27 372 330
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 338 338
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,032 2,035
OCI NV
4.625% due 10/15/25 (Þ) 844 813
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1
5.049% due 04/15/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 2,826 2,814
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 843 833
Prosus NV
4.027% due 08/03/50 (Þ) 439 282
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 476 475
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 477 477
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 119 116
Reynolds American, Inc.
7.250% due 06/15/37 390 403
8.125% due 05/01/40 715 783
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê)(Þ) 2,403 2,306
Royal Bank of Canada
Series GMTN
0.750% due 10/07/24 344 325
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 382 335
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,476
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 850

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 363 325
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 575
4.250% due 04/14/25 (Þ) 384 370
3.625% due 03/01/41 (Þ) 515 339
7.367% due 01/10/53 (Þ) 1,075 1,075
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 508 491
Southern Copper Corp.
3.875% due 04/23/25 324 314
Standard Chartered PLC
6.170% due 01/09/27 160 161
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 553 494
Swedbank AB
5.472% due 06/15/26 (Þ) 494 491
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 526 490
4.456% due 06/08/32 1,275 1,200
TransCanada PipeLines, Ltd.
4.625% due 03/01/34 247 226
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,606 1,417
TSMC Arizona Corp.
1.750% due 10/25/26 945 850
3.875% due 04/22/27 284 273
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 310 280
UBS Group AG
2.095% due 02/11/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 410 317
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 455 475
Series WI
3.750% due 03/26/25 1,175 1,137
4.550% due 04/17/26 289 280
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 357 327
Vale Overseas, Ltd.
6.250% due 08/10/26 267 273
Vodafone Group PLC
5.625% due 02/10/53 835 811
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 1,715 1,558
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,265 1,261
Westpac Banking Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 1,005 775
Yara International ASA
3.800% due 06/06/26 (Þ) 346 328
132,020
Mortgage-Backed Securities - 17.0%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 42 40
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 7 6
BX Trust
Series 2019-XL Class F
2.185% due 10/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 587 579
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,148
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,091
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,146 1,136
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,115
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,378 2,352
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,399
Fannie Mae
2.600% due 2031 330 290
5.500% due 2033 10 10
5.500% due 2034 135 138
4.500% due 2035 188 190
6.000% due 2035 46 47
5.500% due 2036 96 99
5.500% due 2037 73 74
5.500% due 2038 309 316
6.000% due 2039 20 20
4.500% due 2040 65 64
5.500% due 2040 280 283
4.000% due 2041 79 75
3.500% due 2043 783 731
4.000% due 2043 81 77
4.000% due 2044 405 386
3.500% due 2045 551 510
4.000% due 2045 360 343
4.000% due 2046 842 799
4.500% due 2046 205 201
4.000% due 2047 255 241
4.500% due 2047 56 55

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2048 347 331
5.000% due 2048 921 915
3.000% due 2049 2,669 2,361
4.000% due 2049 346 331
2.000% due 2051 4,522 3,682
4.000% due 2052 8,224 7,680
5.000% due 2052 3,268 3,193
5.500% due 2052 5,945 5,915
5.000% due 2053 7,054 6,905
5.500% due 2053 11,810 11,752
30 Year TBA(Ï)
5.500% 15,000 14,896
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 320 332
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 11 11
Freddie Mac
5.500% due 2032 5 5
7.500% due 2032 5 5
5.500% due 2034 12 12
4.000% due 2040 360 347
5.500% due 2041 101 103
3.500% due 2044 78 73
4.000% due 2044 262 250
4.000% due 2045 523 501
3.500% due 2046 65 60
4.000% due 2047 454 432
4.500% due 2048 175 171
3.000% due 2050 6,356 5,622
2.500% due 2051 1,428 1,219
3.500% due 2051 2,070 1,881
3.500% due 2052 4,289 3,886
4.000% due 2052 6,017 5,620
5.000% due 2052 3,254 3,181
5.500% due 2053 6,178 6,135
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 131 135
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 262 262
Series 2006-3123 Class HT
5.000% due 03/15/26 35 35
Series 2010-3632 Class PK
5.000% due 02/15/40 56 55
Series 2012-4019 Class JD
3.000% due 05/15/41 43 41
Ginnie Mae II
4.500% due 2042 85 84
2.500% due 2052 4,548 3,921
5.500% due 2053 1,593 1,583
6.000% due 2053 6,236 6,269
30 Year TBA(Ï)
5.000% 7,000 6,859
5.500% 16,729 16,624
JPMorgan Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 172 151
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 2,209 1,901
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,380 3,019
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,486 3,115
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 528 453
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,616 2,334
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 3,215 2,756
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,505 1,285
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,520 1,294
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 657 563
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 938 818
Series 2023-2 Class A4B
5.500% due 07/25/53 (~)(Ê)(Þ) 2,296 2,240
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 5,862 5,778
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,365
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 127
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 21
Preston Ridge Partners Mortgage LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 4,271 3,981
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,805 1,604
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 4,237 3,986
178,281
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 262 292
7.055% due 04/01/57 472 486
778
Non-US Bonds - 2.3%
Eurosail-UK PLC
Series 2007-2X Class A3C

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.930% due 03/13/45 (SONIA +
0.269%)(Ê)(Þ) GBP 740 939
Series 2007-3X Class A3C
1.045% due 06/13/45 (GBP 3 Month
LIBOR + 0.950%)(Ê)(Þ) GBP 862 1,091
Series 2014-4X Class A3
1.252% due 06/13/45 (SONIA +
1.069%)(Ê)(Þ) GBP 1,253 1,588
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA +
0.650%)(Ê)(Þ) GBP 2,262 2,881
Finsbury Square PLC
5.760% due 12/16/71 GBP 1,246 1,590
Formentera Issuer PLC
4.771% due 07/28/47 (SONIA +
0.800%)(Ê) GBP 509 649
Great Hall Mortgages PLC
Series 2007-1 Class A2B
1.000% due 03/18/39 (3 Month
EURIBOR + 0.130%)(Ê)(Þ) EUR 195 212
Newgate Funding PLC
Series 2006-3X Class A3A
1.452% due 12/01/50 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 502 611
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 1,498 1,876
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê)(Þ) GBP 502 625
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,263 1,605
Resloc UK PLC
Series 2007-1X Class A3B
0.241% due 12/15/43 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 1,354 1,668
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 300 373
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,629 2,011
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 806 999
Series 2007-NS1X Class A2A
0.442% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 395 488
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 470 572
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.278% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 608
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê)
(Þ) GBP 2,034 2,565
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 795 1,011
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 474 604
24,566
United States Government Treasuries - 32.5%
United States Treasury Notes
0.375% due 09/15/24 25,399 24,033
2.000% due 02/15/25 19,033 18,152
0.250% due 05/31/25 12,660 11,621
0.250% due 06/30/25 10,554 9,663
0.250% due 07/31/25 9,244 8,436
2.000% due 08/15/25 9,316 8,801
0.250% due 09/30/25 7,171 6,510
0.250% due 10/31/25 6,219 5,626
2.250% due 11/15/25 6,552 6,197
0.500% due 02/28/26 5,170 4,655
1.625% due 05/15/26 8,419 7,778
1.500% due 08/15/26 9,281 8,497
0.625% due 03/31/27 9,063 7,927
2.375% due 05/15/27 10,173 9,474
0.500% due 05/31/27 9,615 8,327
0.625% due 12/31/27 9,755 8,343
2.750% due 02/15/28 9,308 8,739
1.125% due 02/29/28 9,663 8,423
1.250% due 03/31/28 9,159 8,016
2.875% due 05/15/28 8,793 8,286
4.125% due 07/31/28 680 679
2.875% due 08/15/28 7,858 7,393
3.125% due 11/15/28 6,937 6,594
2.375% due 05/15/29 4,850 4,411
1.625% due 08/15/29 3,558 3,094
0.625% due 05/15/30 5,288 4,219
3.875% due 07/31/30 1,395 1,390
0.625% due 08/15/30 7,510 5,955
0.875% due 11/15/30 6,979 5,622
1.125% due 02/15/31 7,160 5,856
1.625% due 05/15/31 7,513 6,342
1.250% due 08/15/31 8,359 6,809
1.875% due 02/15/32 8,508 7,225
1.125% due 05/15/40 10,466 6,641
1.125% due 08/15/40 9,310 5,854
1.375% due 11/15/40 5,563 3,641
1.875% due 02/15/41 5,777 4,110
1.750% due 08/15/41 6,064 4,180
2.750% due 11/15/42 3,977 3,205
3.875% due 05/15/43 9,350 8,938

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 08/15/44 3,714 3,142
2.875% due 08/15/45 3,369 2,715
3.000% due 02/15/48 3,342 2,741
3.125% due 05/15/48 3,452 2,897
3.000% due 08/15/48 3,486 2,860
3.375% due 11/15/48 3,447 3,029
3.000% due 02/15/49 3,437 2,826
2.875% due 05/15/49 3,431 2,758
1.250% due 05/15/50 4,287 2,337
1.375% due 08/15/50 4,463 2,515
1.625% due 11/15/50 4,172 2,513
1.875% due 02/15/51 4,234 2,719
2.000% due 08/15/51 4,074 2,694
1.875% due 11/15/51 3,879 2,482
3.625% due 02/15/53 9,125 8,510
3.625% due 05/15/53 4,970 4,643
341,043
Total Long-Term Investments
(cost $987,629) 946,538
Short-Term Investments - 11.8%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.150% due 10/29/23 2,050 2,025
3.150% due 02/15/24 220 216
Ally Financial, Inc.
1.450% due 10/02/23 1,450 1,438
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 192
Credit Suisse AG
Series FXD
0.520% due 08/09/23 965 964
Humana, Inc.
0.650% due 08/03/23 (ç) 805 805
International Business Machines Corp.
3.000% due 05/15/24 1,005 986
Pacific Gas and Electric Co.
1.700% due 11/15/23 565 558
Public Service Electric & Gas Co.
3.250% due 09/01/23 565 564
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 1,745 1,737
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 168 168
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 197
Security Benefit Global Funding
1.250% due 05/17/24 (Þ) 750 717
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 553 550
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
U.S. Cash Management Fund(@) 73,481,008(∞) 73,452
United States Treasury Bills
2.000% due 08/01/23 (ç) 1,288 1,288
United States Treasury Notes
3.149% due 04/30/24 11,089 10,834
3.386% due 04/30/24 11,315 11,036
5.248% due 05/15/24 14,158 13,596
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 1,120 1,103
3.550% due 07/15/24 (Þ) 235 228
Volkswagen Group of America Finance
LLC
0.875% due 11/22/23 (Þ) 730 718
Total Short-Term Investments
(cost $124,088) 123,372
Total Investments - 102.0%
(identified cost $1,111,717) 1,069,910
Other Assets and Liabilities,
Net - (2.0)%
(21,219)
Net Assets - 100.0%
1,048,691

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 195
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.2%
ABN AMRO Bank NV 12/07/21 178,000 106.74 190
171
AES Panama Generation Holdings SRL 08/04/22 149,648 87.15 130
130
Aircastle, Ltd. 01/06/23 161,000 97.54 157
157
Alimentation Couche-Tard, Inc. 01/23/18 176,000 97.63 172
165
American Tower Trust #1 06/09/23 5,790,000 101.17 5,858
5,795
Amur Equipment Finance Receivables XI LLC 09/14/22 2,115,076 99.62 2,107
2,096
Amur Equipment Finance Receivables XII LLC 06/22/23 2,209,000 99.99 2,209
2,204
Antares Holdings, LP 01/21/21 505,000 99.32 502
445
Apollo Management Holdings, LP 05/24/16 810,000 96.95 785
771
Apollo Management Holdings, LP 05/24/18 195,000 99.91 195
192
Arbor Realty CLO, Ltd. 05/26/21 5,101,000 97.83 4,990
5,026
Arbor Realty CLO, Ltd. 01/26/22 4,775,000 98.59 4,708
4,736
Arbor Realty CLO, Ltd. 11/23/22 3,240,000 96.70 3,133
3,198
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 5,438,000 99.46 5,409
5,351
Athene Global Funding 11/06/19 1,730,000 95.83 1,658
1,559
Bacardi, Ltd. 06/06/23 1,475,000 99.63 1,470
1,462
Bank of Ireland Group PLC 07/28/23 378,000 87.90 332
331
Bayer US Finance II LLC 08/14/18 1,500,000 82.42 1,236
1,193
Bayer US Finance LLC 06/18/18 360,000 98.38 354
349
BDS, Ltd. 05/14/21 1,305,706 98.91 1,292
1,287
Bellemeade Re, Ltd. 10/28/20 1,411,175 100.00 1,411
1,427
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
698
Bellemeade Re, Ltd. 06/11/21 1,908,919 99.22 1,894
1,904
Bellemeade Re, Ltd. 09/27/21 1,461,000 99.04 1,447
1,424
Bellemeade Re, Ltd. 05/18/22 488,890 98.37 481
490
Bellemeade Re, Ltd. 09/23/22 2,358,000 100.00 2,358
2,410
Bellemeade Re, Ltd. 12/09/22 1,167,067 101.22 1,181
1,187
Bellemeade Re, Ltd. 02/15/23 988,000 97.38 962
977
Bellemeade Re, Ltd. 04/18/23 576,878 100.57 580
581
Berry Global, Inc. 02/06/23 337,000 97.98 330
326
Bharti Airtel, Ltd. 09/13/21 120,000 104.37 125
117
BMW US Capital LLC 04/20/22 1,445,000 98.06 1,417
1,402
BNP Paribas SA 09/08/21 1,025,000 88.50 907
860
BNP Paribas SA 07/27/23 424,000 93.36 396
396
BPCE SA 01/10/23 1,695,000 100.00 1,695
1,688
British Airways Pass-Through Trust 11/17/20 223,045 100.00 223
204
Broadcom, Inc. 05/05/20 705,000 88.11 621
590
Broadcom, Inc. 05/05/20 508,000 93.03 473
462
BX Trust 07/21/23 587,350 98.78 580
579
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,148
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.80 2,690
2,091
Cantor Fitzgerald, LP 04/07/22 1,190,000 95.87 1,141
1,121
CBAM CLO Management Trust 06/29/18 500,786 100.03 501
499
Cencosud SA 07/28/23 491,000 98.40 483
482
Chase Home Lending Mortgage Trust 07/22/20 1,145,518 100.00 1,146
1,136
CIFC Funding, Ltd. 11/22/22 3,200,000 98.46 3,151
3,191
Citadel Finance LLC 03/03/21 590,000 99.75 588
534
Citadel, LP 09/11/19 625,000 99.86 624
609
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,397
2,115
Cooperatieve Rabobank UA 03/30/22 1,365,000 89.01 1,215
1,196
CoStar Group, Inc. 06/24/20 505,000 99.94 505
422
Credit Agricole SA 06/17/21 429,000 99.08 425
383
Credit Agricole SA 07/27/23 195,000 92.77 181
181
Credit Suisse Mortgage Trust 05/28/19 2,378,084 100.00 2,378
2,352
Danske Bank A/S 01/04/23 1,392,000 100.00 1,392
1,398
Danske Bank A/S 02/03/23 543,000 91.60 497
491
DBGS Mortgage Trust 04/03/19 1,961,000 101.12 1,983
1,399
Dewolf Park CLO, Ltd. 10/08/21 1,496,922 100.00 1,497
1,490
DLLAA LLC 07/25/23 2,059,000 100.00 2,059
2,065
DNB Bank ASA 12/02/22 361,000 89.43 323
319
Eagle Re, Ltd. 10/29/21 2,325,616 99.14 2,306
2,335
Eagle Re, Ltd. 04/19/23 2,001,000 102.12 2,043
2,044
Element Fleet Management Corp. 07/28/23 489,000 100.53 492
491
Enel Finance International NV 01/05/18 214,000 93.11 199
196
Enel Finance International NV 07/27/23 212,000 88.89 188
188
Enel Finance International NV 07/31/23 289,000 105.36 304
303
Eurosail-UK PLC 11/14/22 GBP 739,799 115.80 857
939
Eurosail-UK PLC 11/15/22 GBP 861,750 117.38 1,011
1,091

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Eurosail-UK PLC 11/23/22 GBP 1,253,049 118.60 1,486
1,588
F&G Global Funding 06/23/21 1,245,000 93.02 1,158
1,108
Farmers Exchange Capital III 10/12/16 290,000 99.16 288
253
Federation des Caisses Desjardins du Quebec 08/16/22 1,485,000 97.92 1,454
1,441
Federation des Caisses Desjardins du Quebec 08/16/22 1,455,000 98.85 1,438
1,414
FIGRE Trust 04/28/23 906,745 99.41 901
897
Finsbury Square 11/16/22 GBP 2,261,730 120.35 2,722
2,881
FirstEnergy Transmission LLC 07/28/23 144,000 97.82 141
140
GA Global Funding Trust 01/08/21 1,090,000 94.68 1,032
974
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 225,000 100.00 225
182
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 2,013,061 94.13 1,895
1,857
Genworth Mortgage Holdings, Inc. 07/31/23 486,000 99.18 482
481
GoodLeap Sustainable Home Improvements 10/21/21 773,357 99.99 773
589
GoodLeap Sustainable Home Solutions Trust 01/24/22 670,785 99.98 671
533
Great Hall Mortgages PLC 07/22/22 EUR 195,414 100.60 197
212
HCA, Inc. 02/03/23 347,000 93.81 325
320
HGI CRE CLO, Ltd. 09/17/21 3,207,038 97.66 3,132
3,134
Home RE, Ltd. 12/01/22 5,517,412 98.67 5,444
5,517
Hyundai Capital America 06/21/23 470,000 99.89 469
470
Imperial Brands Finance PLC 07/28/23 355,000 94.00 334
333
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 92.97 286
283
ING Groep NV 12/09/22 194,000 91.75 178
178
International Flavors & Fragrances, Inc. 08/03/22 132,000 89.75 118
112
International Flavors & Fragrances, Inc. 07/28/23 291,000 89.99 262
262
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 06/06/22 2,320,000 94.72 2,198
2,268
Jersey Central Power & Light Co. 07/27/23 170,000 96.85 165
165
JPMorgan Chase Mortgage Trust 06/22/23 2,972,791 100.00 2,973
2,980
JPMorgan Mortgage Trust 03/30/21 172,181 102.03 176
151
JPMorgan Mortgage Trust 04/26/21 3,379,924 101.68 3,437
3,019
JPMorgan Mortgage Trust 05/24/21 3,485,872 101.59 3,541
3,115
JPMorgan Mortgage Trust 06/24/21 2,616,279 102.46 2,681
2,334
JPMorgan Mortgage Trust 02/24/22 657,192 97.56 641
563
JPMorgan Mortgage Trust 04/27/22 938,381 95.69 898
818
JPMorgan Mortgage Trust 01/19/23 1,520,077 89.64 1,363
1,294
JPMorgan Mortgage Trust 01/30/23 2,209,191 88.84 1,963
1,901
JPMorgan Mortgage Trust 01/31/23 527,790 88.99 470
453
JPMorgan Mortgage Trust 02/22/23 2,295,709 98.82 2,269
2,240
JPMorgan Mortgage Trust 03/10/23 3,214,665 88.05 2,831
2,756
JPMorgan Mortgage Trust 04/20/23 1,505,019 88.04 1,325
1,285
KeySpan Gas East Corp 07/28/23 200,000 90.99 182
182
KKR Group Finance Co. III LLC 03/11/15 880,000 92.44 813
762
Macquarie Bank, Ltd. 07/31/23 523,000 94.33 493
493
Madison Park Funding XVIII, Ltd. 12/01/21 1,614,925 100.00 1,615
1,606
Massachusetts Mutual Life Insurance Co. 11/18/21 1,730,000 76.91 1,330
1,102
Mattel, Inc. 07/31/23 572,000 93.18 533
532
MF1 LLC 05/13/22 3,078,000 99.07 3,049
3,078
MHC Commercial Mortgage Trust 04/06/21 5,862,000 99.32 5,822
5,778
Mitsubishi Corp. 12/02/22 174,000 90.64 158
154
Monongahela Power Co. 07/26/23 760,000 93.76 713
713
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.34 21
21
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.26 127
127
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.54 1,837
1,365
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
287
National Securities Clearing Corp. 05/22/23 275,000 100.32 276
276
National Securities Clearing Corp. 05/22/23 735,000 99.74 733
733
NBK Tier 1 Financing 2, Ltd. 02/06/23 344,000 94.75 326
316
Neuberger Berman CLO XV, Ltd. 11/14/22 1,461,704 98.50 1,440
1,455
Neuberger Berman Loan Advisers CLO 26, Ltd. 04/29/22 969,237 99.40 963
965
New York Life Global Funding 06/06/23 1,135,000 99.91 1,134
1,121
New York Life Insurance Co. 04/08/20 195,000 99.43 194
147
Newgate Funding PLC 06/27/22 GBP 502,003 116.59 585
611
NGPL PipeCo LLC 10/02/19 297,000 125.12 372
314
Oaktown Re III, Ltd. 01/26/21 337,993 100.36 339
338
Oaktown Re VI, Ltd. 04/14/21 2,032,141 100.00 2,032
2,035
OCI NV 07/28/23 844,000 96.91 818
813
Octagon Investment Partners, Ltd. 11/22/22 2,825,999 98.47 2,783
2,814
Ohio National Financial Services, Inc. 01/16/20 615,000 104.41 642
572
Pacific Life Insurance Co. 06/15/18 255,000 92.36 236
194

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 197
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Paragon Mortgages (No. 12) PLC 04/25/22 GBP 502,498 123.98 623
625
Parkmore Point RMBS PLC 02/07/23 GBP 1,262,791 118.37 1,495
1,605
Pennsylvania Electric Co. 07/27/23 164,000 98.67 162
162
Penske Truck Leasing Co., LP / PTL Finance Corp. 04/05/23 331,000 98.00 324
318
Penske Truck Leasing Co., LP / PTL Finance Corp. 07/28/23 198,000 88.89 176
176
Preston Ridge Partners Mortgage LLC 06/09/23 4,270,612 93.79 4,005
3,981
Principal Life Global Funding II 04/20/22 820,000 97.17 797
780
Prodigy Finance Designated Activity Co. 07/12/21 843,232 99.08 835
833
Prosus NV 02/03/21 439,000 100.67 442
282
Radnor RE, Ltd. 11/05/21 477,469 100.00 477
477
Radnor RE, Ltd. 01/13/22 475,713 100.14 476
475
Regal Rexnord Corp. 03/06/23 316,000 99.47 314
316
Reliance Industries, Ltd. 10/07/21 119,000 103.75 123
116
Resloc UK PLC 11/15/22 GBP 1,353,877 112.89 1,528
1,668
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.14 388
308
RMAC Securities No. 1 PLC 04/15/21 GBP 1,629,003 118.30 1,927
2,011
RMAC Securities No. 1 PLC 04/15/21 GBP 806,410 133.44 1,076
999
RMAC Securities No. 1 PLC 04/15/21 GBP 299,975 134.43 403
373
RMAC Securities No. 1 PLC 11/16/22 GBP 394,716 113.42 448
488
RMAC Securities No. 1 PLC 11/16/22 2,403,380 95.18 2,288
2,306
Saudi Arabian Oil Co. 11/17/20 200,000 99.98 200
197
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 1,550,000 96.44 1,495
1,476
Scentre Group Trust 2 09/16/20 945,000 100.00 945
850
Security Benefit Global Funding 12/02/22 750,000 96.52 724
717
Sequoia Mortgage Trust 05/06/21 1,804,856 102.60 1,852
1,604
SK Hynix, Inc. 04/04/23 363,000 90.06 327
325
Societe Generale SA 01/16/20 384,000 102.07 392
370
Societe Generale SA 01/16/20 605,000 99.94 605
575
Societe Generale SA 02/22/21 515,000 99.62 513
339
Societe Generale SA 01/03/23 1,075,000 99.70 1,072
1,075
Solvay Finance America LLC 11/21/22 508,000 97.04 493
491
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 2,774,000 99.68 2,765
2,745
Standard Chartered PLC 07/28/23 553,000 89.62 496
494
Swedbank AB 07/28/23 494,000 99.42 491
491
Taurus CMBS 07/28/21 GBP 469,862 139.09 654
572
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
608
Tennessee Gas Pipeline Co. LLC 11/14/22 1,320,000 85.50 1,129
1,140
Texas Eastern Transmission, LP 11/13/19 351,000 102.08 358
325
Towd Point HE Trust 02/24/23 3,650,640 100.08 3,654
3,661
Towd Point Mortgage Funding 01/20/21 GBP 2,034,000 136.45 2,775
2,565
Towd Point Mortgage Trust 02/24/23 GBP 795,000 118.11 939
1,011
Towd Point Mortgage Trust 08/17/20 561,828 101.72 571
527
Triton Container International, Ltd. 04/06/21 1,606,000 91.49 1,495
1,417
TSMC Global, Ltd. 11/21/22 310,000 90.67 281
280
UBS Group AG 11/14/22 455,000 90.15 410
475
UBS Group AG 12/02/22 410,000 78.22 321
317
UniCredit SpA 04/05/23 357,000 92.14 329
327
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 301,000 94.41 284
285
Vistra Operations Co. LLC 06/04/19 620,000 94.55 586
553
Vistra Operations Co. LLC 05/10/22 1,120,000 99.36 1,113
1,103
Vistra Operations Co. LLC 06/28/23 235,000 96.89 228
228
Vistra Operations Co. LLC 07/28/23 544,000 97.80 532
531
Volkswagen Group of America Finance LLC 11/17/20 1,715,000 93.64 1,606
1,558
Volkswagen Group of America Finance LLC 12/02/22 730,000 98.65 720
718
Voya CLO, Ltd. 02/18/20 1,264,555 100.00 1,265
1,261
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 474,100 138.64 657
604
Wells Fargo Commercial Mortgage Trust 11/15/22 4,237,427 93.71 3,971
3,986
Wipro IT Services LLC 07/31/23 379,000 89.51 339
339
Yara International ASA 12/06/22 346,000 94.64 327 328
222,721
For a description of restricted securities see note 5 in the Notes to Quarterly Report.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Investment Grade Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 41 CAD 4,924 09/23
(111)
Long Gilt Futures 63 GBP 6,056 09/23
(16)
United States 2 Year Treasury Note Futures 860 USD 174,607 09/23
(2,764)
United States 5 Year Treasury Note Futures 1,156 USD 123,484 09/23
(1,959)
United States 10 Year Treasury Note Futures 442 USD 49,242 09/23
(770)
United States 10 Year Treasury Ultra Notes Futures 831 USD 97,214 09/23
(1,542)
United States Treasury Long Bond Futures 157 USD 19,537 09/23
(124)
United States Treasury Ultra Bond Futures 132 USD 17,453 09/23 (361)
Short Positions
Euro-Bund Futures 73 EUR 9,709 09/23
84
Japanese 10 Year Mini Government Bond Futures 117 JPY 1,718,379 09/23
90
United States 2 Year Treasury Note Futures 41 USD 8,324 09/23
72
United States 5 Year Treasury Note Futures 175 USD 18,693 09/23
(17)
United States 10 Year Treasury Note Futures 457 USD 50,913 09/23
1,296
United States 10 Year Treasury Ultra Notes Futures 27 USD 3,159 09/23
49
United States Treasury Long Bond Futures 50 USD 6,222 09/23 123
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,950)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 5,264 GBP 4,141 08/10/23 51
Bank of New York GBP 71 USD 91 08/10/23 —
Citigroup USD 1,761 NZD 2,849 08/10/23 9
Citigroup GBP 63 USD 80 08/21/23 —
Citigroup NZD 25 USD 16 08/10/23 —
Royal Bank of Canada CAD 4,636 USD 3,503 08/10/23 (13)
State Street USD 3,507 AUD 5,257 08/10/23 25
State Street USD 2,622 EUR 2,410 08/10/23 29
State Street USD 1,516 JPY 212,362 08/10/23 (21)
State Street USD 3,469 SEK 37,759 08/10/23 119
State Street AUD 5,257 USD 3,507 08/10/23 (26)
State Street EUR 561 USD 619 08/10/23 2
State Street EUR 287 USD 323 08/18/23 8
State Street GBP 23,843 USD 30,988 08/21/23 386
State Street JPY 253,383 USD 1,761 08/10/23 (22)
State Street SEK 1,099 USD 105 08/10/23 —
UBS USD 217 CHF 188 08/10/23 (1)
UBS CHF 4,728 USD 5,282 08/10/23 (145)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 401

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 199
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 27,788 $ —
$ —
$ 27,788
Corporate Bonds and Notes — 242,062 —
—
242,062
International Debt — 132,020 —
—
132,020
Mortgage-Backed Securities — 178,281 —
—
178,281
Municipal Bonds — 778 —
—
778
Non-US Bonds — 24,566 —
—
24,566
United States Government Treasuries — 341,043 —
—
341,043
Short-Term Investments — 49,920 — 73,452 123,372
Total Investments
— 996,458 — 73,452 1,069,910
Other Financial Instruments
Assets
Futures Contracts 1,7 14 — — — 1,7 14
Foreign Currency Exchange Contracts — 629 — — 629
Liabilities
Futures Contracts (7, 664 ) — — — (7, 664 )
Foreign Currency Exchange Contracts — (228) — — (228)
Total Other Financial Instruments
*
$ (5,950) $ 401 $ — $ — $ (5,549)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,594
Belgium ..............................................................................................
3,576
Bermuda .............................................................................................
27,198
Brazil ..................................................................................................
941
Canada ................................................................................................
14,064
Cayman Islands ..................................................................................
29,172
Chile ...................................................................................................
482
China ..................................................................................................
282
Denmark .............................................................................................
1,889
Finland ...............................................................................................
535

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Investment Grade Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
France .................................................................................................
5,867
Germany .............................................................................................
5,874
India ...................................................................................................
233
Ireland ................................................................................................
5,287
Italy ....................................................................................................
1,014
Japan ..................................................................................................
5,717
Kuwait ................................................................................................
316
Mexico ...............................................................................................
597
Netherlands ........................................................................................
2,670
Norway ...............................................................................................
319
Panama ...............................................................................................
130
Saudi Arabia .......................................................................................
197
South Korea .......................................................................................
325
Spain ..................................................................................................
1,150
Sweden ...............................................................................................
491
Switzerland ........................................................................................
3,702
Taiwan ................................................................................................
1,403
United Arab Emirates .........................................................................
2,039
United Kingdom .................................................................................
42,192
United States ......................................................................................
908,654
Total Investments ............................................................................... 1,069,910

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 81.4%
Asset-Backed Securities - 10.8%
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (CME Term
SOFR 1 Month + 1.164%)(Ê) 184 179
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 348 340
American Express Credit Account
Master Trust
Series 2018-9 Class A
2.771% due 04/15/26 (USD 1 Month
LIBOR + 0.380%)(Ê) 620 620
American Homes 4 Rent Trust
Series 2014-SFR2 Class A
3.786% due 10/17/36 (Þ) 504 490
Series 2015-SFR1 Class A
3.467% due 04/17/45 (Þ) 464 445
AmeriCredit Automobile Receivables
Trust
Series 2022-1 Class A2
2.050% due 01/20/26 79 78
Series 2022-2 Class A3
4.380% due 04/18/28 680 667
AMSR Trust
Series 2020-SFR1 Class A
1.819% due 04/17/37 (Þ) 440 409
Series 2020-SFR3 Class A
1.355% due 09/17/37 (Þ) 195 177
Series 2020-SFR4 Class A
1.355% due 11/17/37 (Þ) 220 199
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 660 597
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2018-1A Class A
3.700% due 09/20/24 (Þ) 100 100
Series 2020-1A Class A
2.330% due 08/20/26 (Þ) 930 869
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,405 1,361
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 740 737
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 964
Series 2022-A2 Class A2
5.000% due 04/17/28 200 199
Bank of The West Auto Trust
Series 2019-1 Class B
2.760% due 01/15/25 (Þ) 567 565
BMW Vehicle Owner Trust
Series 2022-A Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.210% due 08/25/26 1,035 1,009
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 302
Capital One Multi-Asset Execution
Trust
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,153
Capital One Prime Auto Receivables
Trust
Series 2022-1 Class A3
3.170% due 04/15/27 1,345 1,298
Series 2023-1 Class A2
5.200% due 05/15/26 310 309
CarMax Auto Owner Trust
Series 2022-2 Class A3
3.490% due 02/16/27 610 595
CCG Receivables Trust
Series 2021-2 Class A2
0.540% due 03/14/29 (Þ) 218 210
Enterprise Fleet Financing LLC
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 278 271
Ford Credit Auto Owner Trust
Series 2020-B Class A3
0.560% due 10/15/24 13 13
Series 2022-C Class A2A
4.520% due 04/15/25 497 495
Series 2023-1 Class A
4.850% due 08/15/35 (Þ) 250 246
Series 2023-B Class A3
5.230% due 05/15/28 770 771
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 528
Series 2022-2 Class A3
3.100% due 02/16/27 400 388
Goldentree Loan Management, LP
Series 2021-10A Class A
1.354% due 07/20/34 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 380 377
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 179 148
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 225 224
Hertz Vehicle Financing III LLC
Series 2022-3A Class A
3.370% due 03/25/25 (Þ) 725 717
Hertz Vehicle Financing III, LP
Series 2021-2A Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.680% due 12/27/27 (Þ) 1,290 1,129
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 219
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 440 414
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 291
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 156 146
Honda Auto Receivables Owner Trust
Series 2022-1 Class A2
1.440% due 10/15/24 114 113
Series 2023-1 Class A2
5.220% due 10/21/25 750 747
Hyundai Auto Receivables Trust
Series 2022-B Class A3
3.720% due 11/16/26 795 776
Series 2022-C Class A2A
5.350% due 11/17/25 950 948
Series 2023-A Class A3
4.580% due 04/15/27 400 394
Invitation Homes Trust
Series 2018-SFR4 Class A
6.208% due 01/17/38 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 780 776
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 15 15
JPMorgan Chase Mortgage Trust
Series 2023-HE1 Class A1
6.817% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 545 547
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 237
Series 2007-CH4 Class M1
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 250 237
LAD Auto Receivables Trust
Series 2023-2A Class A2
5.930% due 06/15/27 (Þ) 330 329
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 246
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 209 181
Mercedes-Benz Auto Lease Trust
Series 2023-A Class A4
4.710% due 02/15/29 1,020 1,007
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A3
5.210% due 08/16/27 795 791
Series 2023-1 Class A3
4.510% due 11/15/27 890 876
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 140 137
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 56 55
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 214 202
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 246
Nissan Auto Receivables Owner Trust
Series 2022-A Class A2
1.320% due 11/15/24 190 188
Series 2022-B Class A3
4.460% due 05/17/27 1,100 1,082
Series 2023-A Class A2A
5.340% due 02/17/26 400 399
Progress Residential Trust
Series 2019-SFR3 Class A
2.271% due 09/17/36 (Þ) 247 237
Series 2020-SFR1 Class A
1.732% due 04/17/37 (Þ) 711 661
Series 2020-SFR2 Class A
2.078% due 06/17/37 (Þ) 494 461
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (USD 3 Month
LIBOR + 0.270%)(Ê) 224 214
SMB Private Education Loan Trust
Series 2023-B Class A1B
6.868% due 10/16/56 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 284 285
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 478 455
Series 2018-6 Class A1A
3.750% due 03/25/58 (~)(Ê)(Þ) 359 347
Toyota Auto Receivables Owner Trust
Series 2022-C Class A3
3.760% due 04/15/27 625 608
Series 2022-D Class A3
5.300% due 09/15/27 1,240 1,239
Series 2023-B Class A2A
5.280% due 05/15/26 1,500 1,494
Tricon American Homes Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-SFR2 Class A
2.928% due 01/17/36 (Þ) 485 477
UNIFY Auto Receivables Trust
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 45 45
USAA Auto Owner Trust
Series 2022-A Class A3
4.860% due 11/16/26 (Þ) 925 917
Wendy's Funding LLC
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 196 161
Woodmont Trust
Series 2023-12A Class A1A
7.620% due 07/25/31 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 110 110
38,489
Corporate Bonds and Notes - 36.5%
3M Co.
2.650% due 04/15/25 550 525
AbbVie, Inc.
3.600% due 05/14/25 220 213
3.200% due 05/14/26 539 513
Series WI
2.600% due 11/21/24 550 529
Air Lease Corp.
5.300% due 02/01/28 60 59
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 541 526
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 602 580
Alphabet, Inc.
0.800% due 08/15/27 1,000 872
Altria Group, Inc.
4.400% due 02/14/26 949 932
Amazon.com, Inc.
1.000% due 05/12/26 90 81
3.300% due 04/13/27 50 48
Ameren Corp.
1.950% due 03/15/27 360 323
American Express Co.
5.389% due 07/28/27 (SOFR +
0.970%)(Ê) 850 850
American Honda Finance Corp.
1.200% due 07/08/25 470 435
American International Group, Inc.
2.500% due 06/30/25 90 85
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 985
Amgen, Inc.
1.900% due 02/21/25 220 208
5.507% due 03/02/26 900 900
Apple, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.700% due 02/08/26 655 592
Series 0002
3.350% due 02/09/27 1,300 1,247
Aptiv PLC
2.396% due 02/18/25 350 333
Ares Capital Corp.
4.250% due 03/01/25 569 546
Ares Finance Co. LLC
4.000% due 10/08/24 (Þ) 545 524
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 145
AT&T, Inc.
1.700% due 03/25/26 1,890 1,717
AutoZone, Inc.
5.050% due 07/15/26 70 70
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 140 138
1.530% due 12/06/25 (SOFR +
0.650%)(Ê) 335 315
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 940 887
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,100 1,058
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 370 331
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 473
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 110 103
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 1,200 1,177
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 140 134
BankUnited, Inc.
4.875% due 11/17/25 578 546
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 694 608
BB&T Corp.
3.700% due 06/05/25 548 528
Becton Dickinson and Co.
Series WI
6.700% due 12/01/26 175 182
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 1,521 1,488
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 603 574
Blackstone Holdings Finance Co. LLC
5.900% due 11/03/27 (Þ) 589 599
Boeing Co. (The)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 05/01/25 80 79
2.196% due 02/04/26 375 346
Brandywine Operating Partnership, LP
3.950% due 11/15/27 681 555
Bristol-Myers Squibb Co.
0.750% due 11/13/25 300 274
Broadcom, Inc.
Series WI
3.625% due 10/15/24 587 572
3.150% due 11/15/25 932 888
3.875% due 01/15/27 613 584
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 589 566
Cargill, Inc.
4.875% due 10/10/25 (Þ) 1,300 1,293
0.750% due 02/02/26 (Þ) 100 90
Carrier Global Corp.
Series WI
2.242% due 02/15/25 620 589
Caterpillar Financial Services Corp.
0.800% due 11/13/25 80 73
CBRE Services, Inc.
4.875% due 03/01/26 601 589
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 550 546
Centene Corp.
Series WI
4.250% due 12/15/27 60 57
CenterPoint Energy, Inc.
2.500% due 09/01/24 490 472
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 1,390 1,365
Chevron Corp.
1.554% due 05/11/25 554 521
0.687% due 08/12/25 802 735
Cigna Corp.
3.250% due 04/15/25 530 510
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 700 674
5.500% due 09/13/25 640 637
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 150 144
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 630 603
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 179
CNH Industrial Capital LLC
1.450% due 07/15/26 350 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comcast Corp.
3.375% due 08/15/25 538 520
Conopco, Inc.
Series E
7.250% due 12/15/26 471 503
Constellation Brands, Inc.
5.000% due 02/02/26 475 470
Constellation Energy Generation LLC
3.250% due 06/01/25 475 455
Consumers Energy Co.
4.900% due 02/15/29 825 821
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 110 98
Costco Wholesale Corp.
1.375% due 06/20/27 581 515
CVS Health Corp.
3.875% due 07/20/25 910 884
Devon Energy Corp.
5.850% due 12/15/25 140 141
Series WI
5.250% due 09/15/24 180 179
5.250% due 10/15/27 160 158
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 590 567
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 16
DR Horton, Inc.
2.500% due 10/15/24 140 135
DTE Energy Co.
4.220% due 11/01/24 (~)(Ê) 725 711
Edison International
4.950% due 04/15/25 140 138
Elevance Health, Inc.
3.500% due 08/15/24 345 337
2.375% due 01/15/25 614 587
Enbridge Energy Partners, LP
5.875% due 10/15/25 527 530
Energy Transfer, LP
2.900% due 05/15/25 180 172
Entergy Louisiana LLC
0.950% due 10/01/24 340 323
Enterprise Products Operating LLC
3.750% due 02/15/25 870 848
3.700% due 02/15/26 140 135
EOG Resources, Inc.
3.150% due 04/01/25 190 184
EPR Properties Co.
4.750% due 12/15/26 631 579
EQT Corp.
3.125% due 05/15/26 (Þ) 140 130
3.900% due 10/01/27 320 300

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/15/29 10 9
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 375 366
Exxon Mobil Corp.
2.992% due 03/19/25 1,069 1,032
3.043% due 03/01/26 1,100 1,051
F&G Annuities & Life, Inc.
7.400% due 01/13/28 (Þ) 568 570
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 576 562
Florida Power & Light Co.
5.050% due 04/01/28 300 303
Ford Motor Co.
6.950% due 03/06/26 475 480
Ford Motor Credit Co. LLC
6.950% due 06/10/26 615 620
4.950% due 05/28/27 200 190
Fortinet, Inc.
1.000% due 03/15/26 280 250
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 642 574
FS KKR Capital Corp.
4.125% due 02/01/25 569 545
GA Global Funding Trust
0.800% due 09/13/24 (Þ) 715 670
1.625% due 01/15/26 (Þ) 285 255
General Mills, Inc.
4.000% due 04/17/25 1,300 1,267
General Motors Financial Co., Inc.
2.750% due 06/20/25 300 284
6.050% due 10/10/25 440 444
1.250% due 01/08/26 650 586
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 150 133
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 90 88
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 573 551
Goldman Sachs Group, Inc. (The)
3.500% due 04/01/25 1,200 1,157
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 930 902
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 120 117
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,170 1,052
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 536
GSK Consumer Healthcare Capital UK
PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.125% due 03/24/25 730 701
Harman International Industries, Inc.
4.150% due 05/15/25 590 573
HCA, Inc.
5.250% due 04/15/25 395 392
5.875% due 02/15/26 582 584
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 464
Home Depot, Inc. (The)
2.700% due 04/15/25 70 67
2.875% due 04/15/27 30 28
Honeywell International, Inc.
2.300% due 08/15/24 1,400 1,356
Humana, Inc.
3.850% due 10/01/24 585 572
4.500% due 04/01/25 80 79
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 664 598
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 245 229
3.050% due 04/29/26 (Þ) 650 596
JPMorgan Chase & Co.
4.023% due 12/05/24 (CME Term
SOFR 3 Month + 1.262%)(Ê) 460 457
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 290 282
3.845% due 06/14/25 (SOFR +
0.980%)(Ê) 160 157
1.561% due 12/10/25 (SOFR +
0.605%)(Ê) 360 340
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 1,345 1,265
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 226
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 500 446
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 330 297
Kellogg Co.
3.250% due 04/01/26 547 522
Kenvue, Inc.
5.350% due 03/22/26 (Þ) 90 91
5.050% due 03/22/28 (Þ) 564 569
KeyCorp.
4.700% due 01/26/26 395 377
Kinder Morgan, Inc.
4.300% due 06/01/25 490 479
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 618 584
Kroger Co. (The)
3.500% due 02/01/26 613 587
L3Harris Technologies, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.832% due 04/27/25 80 78
5.400% due 01/15/27 990 992
Laboratory Corp. of America Holdings
2.300% due 12/01/24 615 587
Las Vegas Sands Corp.
3.200% due 08/08/24 150 146
2.900% due 06/25/25 250 235
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
Lowe's Cos., Inc.
3.125% due 09/15/24 662 645
4.400% due 09/08/25 440 432
Main Street Capital Corp.
3.000% due 07/14/26 661 591
Marathon Petroleum Corp.
4.700% due 05/01/25 320 316
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25 604 587
McDonald's Corp.
3.300% due 07/01/25 310 300
Merck & Co., Inc.
2.750% due 02/10/25 1,300 1,254
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 685 600
Meta Platforms, Inc.
Series WI
3.500% due 08/15/27 612 585
Microsoft Corp.
3.125% due 11/03/25 1,135 1,095
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 589 565
Morgan Stanley
3.620% due 04/17/25 (SOFR +
1.160%)(Ê) 340 334
4.754% due 04/21/26 260 257
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 715
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 870 853
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 590 528
5.123% due 02/01/29 (SOFR +
1.730%)(Ê) 230 228
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 645 607
MPLX, LP
4.000% due 02/15/25 210 204
1.750% due 03/01/26 625 570
Mutual of Omaha Insurance Co.
5.800% due 07/27/26 (Þ) 435 434
National Securities Clearing Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 12/07/25 (Þ) 340 306
Nestle Holdings, Inc.
4.000% due 09/12/25 (Þ) 528 519
Netflix, Inc.
3.625% due 06/15/25 (Þ) 607 587
NextEra Energy Capital Holdings, Inc.
4.450% due 06/20/25 415 408
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 513
NiSource, Inc.
0.950% due 08/15/25 435 399
Northrop Grumman Corp.
2.930% due 01/15/25 100 96
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 510
Occidental Petroleum Corp.
3.000% due 02/15/27 30 27
Oncor Electric Delivery Co. LLC
Series WI
0.550% due 10/01/25 200 181
Oracle Corp.
1.650% due 03/25/26 260 237
2.650% due 07/15/26 581 542
4.500% due 05/06/28 40 39
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 626 592
Owl Rock Capital Corp.
3.750% due 07/22/25 577 539
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,202
Pacific Gas and Electric Co.
4.950% due 06/08/25 220 215
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 460
PayPal Holdings, Inc.
2.400% due 10/01/24 410 395
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 650 641
PepsiCo, Inc.
2.850% due 02/24/26 569 544
Philip Morris International, Inc.
1.500% due 05/01/25 559 524
0.875% due 05/01/26 80 72
Pioneer Natural Resources Co.
1.125% due 01/15/26 350 317
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 120 120
PPG Industries, Inc.
1.200% due 03/15/26 80 72

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pricoa Global Funding I
4.200% due 08/28/25 (Þ) 260 253
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 256
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,145
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,100 1,034
2.850% due 08/11/27 550 515
Prospect Capital Corp.
3.706% due 01/22/26 602 548
Protective Life Global Funding
Series REGS
1.170% due 07/15/25 (Þ) 930 848
Radian Group, Inc.
4.875% due 03/15/27 609 581
Raytheon Technologies Corp.
3.950% due 08/16/25 130 127
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 582 582
Republic Services, Inc.
0.875% due 11/15/25 663 600
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 611 583
RPM International, Inc.
3.750% due 03/15/27 626 589
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 614 591
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 305
Service Properties Trust
7.500% due 09/15/25 490 484
Sherwin-Williams Co. (The)
3.450% due 08/01/25 592 570
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 579 562
Southern Power Co.
0.900% due 01/15/26 550 495
Southwest Airlines Co.
5.250% due 05/04/25 220 219
Spectra Energy Partners, LP
3.500% due 03/15/25 598 577
State Street Corp.
3.776% due 12/03/24 (CME Term
SOFR 3 Month + 1.032%)(Ê) 1,155 1,146
Steel Dynamics, Inc.
2.400% due 06/15/25 624 584
Targa Resources Corp.
5.200% due 07/01/27 170 169
TCI Communications, Inc.
7.875% due 02/15/26 475 505
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thermo Fisher Scientific, Inc.
4.800% due 11/21/27 571 575
T-Mobile USA, Inc.
2.250% due 02/15/26 470 434
3.375% due 04/15/29 10 9
Series WI
3.500% due 04/15/25 1,695 1,638
Toyota Motor Credit Corp.
3.650% due 08/18/25 600 583
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 20 21
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 50 50
United Airlines Pass-Through Trust
Series A
4.300% due 08/15/25 130 125
4.000% due 04/11/26 517 489
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 420 398
United Parcel Service, Inc.
3.900% due 04/01/25 586 574
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,089
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 60 60
Series MTN
2.215% due 01/27/28 (SOFR +
0.730%)(Ê) 30 27
US Bank NA
Series BKNT
2.050% due 01/21/25 340 322
Verizon Communications, Inc.
3.500% due 11/01/24 564 550
4.125% due 03/16/27 150 145
2.100% due 03/22/28 50 44
Series WI
2.355% due 03/15/32 224 179
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 10 9
Viatris, Inc.
Series WI
1.650% due 06/22/25 225 208
Visa, Inc.
3.150% due 12/14/25 240 230
Vontier Corp.
Series WI
1.800% due 04/01/26 165 148
Walmart, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 09/09/27 1,300 1,277
Walt Disney Co. (The)
1.750% due 08/30/24 1,994 1,918
WarnerMedia Holdings, Inc.
6.412% due 03/15/26 40 40
Series WI
3.638% due 03/15/25 950 918
3.755% due 03/15/27 200 187
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,270
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 590 565
2.406% due 10/30/25 (CME Term
SOFR 3 Month + 1.087%)(Ê) 1,200 1,148
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 804
Western Midstream Operating, LP
4.650% due 07/01/26 430 417
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 225 214
129,509
International Debt - 14.0%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 538 523
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% due 10/29/24 290 274
3.500% due 01/15/25 360 347
Series 3NC1
1.750% due 10/29/24 360 340
AGL CLO 6, Ltd.
Series 2021-6A Class AR
6.788% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 507
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 625 584
Allegro CLO XI, Ltd.
Series 2020-2A Class A1A
1.580% due 01/19/33 (USD 3 Month
LIBOR + 1.390%)(Ê)(Þ) 250 249
AMMC CLO 23, Ltd.
Series 2021-23A Class A1R
6.610% due 10/17/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 230 229
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 540 527
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 510 494
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 713 627
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bancolombia SA
3.000% due 01/29/25 559 535
Bank of Montreal
3.700% due 06/07/25 430 416
Bank of Nova Scotia (The)
3.450% due 04/11/25 240 232
1.050% due 03/02/26 340 305
Barclays PLC
4.375% due 09/11/24 560 548
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 870 858
Barings Private Credit Corp CLO
Series 2023-1A Class A1
1.000% due 07/15/31 (CME Term
SOFR 3 Month + 2.400%)(Ê)(Þ) 130 130
BAT Capital Corp.
3.215% due 09/06/26 250 234
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 542 533
BCRED MML CLO LLC
Series 2021-1A Class A
7.050% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 194
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 134 133
Black Diamond CLO, Ltd.
Series 2021-1A Class A1AR
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 121 120
BNP Paribas SA
4.705% due 01/10/25 (CME Term
SOFR 3 Month + 2.497%)(Ê)(Þ) 540 537
4.375% due 09/28/25 (Þ) 556 537
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 160 145
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 541 513
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1
3.075% due 04/20/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 566 563
Series 2018-1A Class A1R2
3.311% due 04/17/31 (CME Term
SOFR 3 Month + 1.232%)(Ê)(Þ) 278 277
CarVal CLO VII-C, Ltd.
Series 2023-1A Class A1
7.526% due 01/20/35 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 180 181
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 301
Cooperatieve Rabobank UA

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 418
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 572
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 598 555
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 304
Credit Suisse AG
7.950% due 01/09/25 250 256
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 192
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 210 206
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 553
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 248 247
Dryden 64 CLO, Ltd.
Series 2018-64A Class A
1.092% due 04/18/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 535 532
Dryden Senior Loan Fund
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 264
EMD Finance LLC
3.250% due 03/19/25 (Þ) 611 587
Enbridge, Inc.
1.600% due 10/04/26 658 589
Equinor ASA
2.875% due 04/06/25 1,045 1,007
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 230 206
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 570 566
Hildene Community Funding CDO,
Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Þ) 264 219
HPS Loan Management, Ltd.
Series 2022-19 Class X
6.046% due 01/22/35 (CME Term
SOFR 3 Month + 0.700%)(Ê)(Þ) 128 127
HSBC Holdings PLC
3.803% due 03/11/25 (CME Term
SOFR 3 Month + 1.473%)(Ê) 270 266
2.633% due 11/07/25 (CME Term
SOFR 3 Month + 1.402%)(Ê) 631 603
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 250
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 565 543
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 255
Lloyds Banking Group PLC
Series WI
4.582% due 12/10/25 599 577
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 561 558
Madison Park Funding XXIII, Ltd.
Series 2021-23A Class AR
6.589% due 07/27/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 283 282
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 427 426
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 329
MF1, Ltd.
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 260 256
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/25 450 415
0.953% due 07/19/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê) 700 666
Mizuho Financial Group, Inc.
0.849% due 09/08/24 (CME Term
SOFR 3 Month + 0.872%)(Ê) 370 368
National Australia Bank, Ltd.
4.966% due 01/12/26 405 404
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 540 533
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.490% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 190 189
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 189
Nomura Holdings, Inc.
2.648% due 01/16/25 625 594
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 244
Novartis Capital Corp.
1.750% due 02/14/25 620 590
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 1,206 1,084

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Owl Rock CLO I, Ltd.
Series 2019-1A Class A
1.931% due 05/20/31 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 270 268
Parliament Funding II, Ltd.
Series 2021-1A Class AR
6.838% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 354 349
Prosus NV
3.257% due 01/19/27 (Þ) 647 586
3.061% due 07/13/31 (Þ) 240 188
Regatta XIV Funding, Ltd.
Series 2018-3A Class A
6.445% due 10/25/31 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 705 701
Royal Bank of Canada
3.375% due 04/14/25 330 318
Sands China, Ltd.
Series WI
2.800% due 03/08/27 200 176
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 566 519
Scottish Power, Ltd.
5.810% due 03/15/25 562 564
Setanta Aircraft Leasing DAC Term
Loan B
7.538% due 11/02/28 (USD 3 Month
LIBOR  + 2.000%)(Ê) 130 130
Shinhan Financial Group Co., Ltd.
2.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.064%)(Ê)(ƒ)(Þ) 255 224
Siemens Financieringsmaatschappij NV
3.250% due 05/27/25 (Þ) 535 517
SK Hynix, Inc.
6.250% due 01/17/26 (Þ) 519 520
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 244
Societe Generale SA
4.250% due 04/14/25 (Þ) 566 546
Standard Chartered PLC
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 280 270
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 655 585
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 300
Suncor Energy, Inc.
7.875% due 06/15/26 489 518
Swedbank AB
3.356% due 04/04/25 (Þ) 540 519
Sycamore Tree CLO, Ltd.
Series 2023-2A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.656% due 04/20/35 (CME Term
SOFR 3 Month + 2.330%)(Ê)(Þ) 250 251
Symphony CLO XIX, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 407 405
Series 2023-34A Class X
6.907% due 07/24/36 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 210 210
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X
6.138% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 75 75
TCI-Flatiron CLO, Ltd.
Series 2022-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 255 253
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 450 407
Toronto-Dominion Bank (The)
1.250% due 12/13/24 1,400 1,320
3.766% due 06/06/25 415 403
0.750% due 09/11/25 430 391
TotalEnergies Capital International SA
2.434% due 01/10/25 1,200 1,153
Toyota Motor Credit Corp.
1.339% due 03/25/26 110 100
TransCanada PipeLines, Ltd.
1.000% due 10/12/24 560 530
TSMC Arizona Corp.
1.750% due 10/25/26 877 789
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 581 525
UBS Group AG
1.375% due 01/13/25 (Þ) 500 470
4.125% due 09/24/25 (Þ) 540 520
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 320 311
5.711% due 01/12/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 579 578
Unilever Capital Corp.
3.100% due 07/30/25 1,500 1,447
Vale Overseas, Ltd.
6.250% due 08/10/26 270 276
Var Energi ASA
5.000% due 05/18/27 (Þ) 534 510
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 570 568
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 609 577

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 211
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
6.737% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 389
49,702
Loan Agreements - 0.4%
APi Group DE, Inc. Term Loan B
7.933% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)((Ê) 117 117
Asurion LLC 2021 Term Loan B9
8.788% due 07/31/27 (USD 3 Month
LIBOR  + 3.250%)(Ê) 128 122
Charter Communications Operating
LLC Term Loan B1
7.116% due 04/30/25 (USD 3 Month
LIBOR  + 1.750%)(Ê) 128 128
Charter Communications Operating
LLC Term Loan B2
7.067% due 02/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 128 127
Genesee & Wyoming, Inc. New Term
Loan
7.342% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 128 128
Hudson River Trading LLC Term Loan
8.631% due 03/18/28 (USD 3 Month
LIBOR  + 3.000%)(Ê) 128 125
Nexstar Broadcasting, Inc. Term Loan
B4
7.933% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 77 77
Prime Security Services Borrower LLC
2021 Term Loan
7.977% due 09/23/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 128 128
Rent-A-Center, Inc. 1st Lien Term
Loan B
8.881% due 02/17/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 122 121
Sungard AS New Holdings III LLC
Term Loan
4.947% due 08/01/24 (USD 3 Month
LIBOR  + 3.750%)(Ê) 75 51
VFH Parent LLC 2022 Term Loan B
8.405% due 01/13/29 (USD 1 Month
LIBOR + 3.000%)(Ê) 129 128
Virgin Media Secured Finance PLC
Term Loan
7.836% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 130 127
1,379
Mortgage-Backed Securities - 11.4%
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 242 219
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 307
AREIT, Inc.
Series 2021-CRE5 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 126 123
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 282
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 60 57
Series 2020-BN28 Class A1
0.628% due 03/15/63 7 7
Series 2020-BN29 Class A1
0.549% due 11/15/53 699 650
BBCMS Mortgage Trust
Series 2021-C11 Class A1
0.752% due 09/15/54 399 368
Series 2023 C19 Class A1
5.698% due 04/15/56 254 249
Series 2023-C20 Class A1
5.862% due 07/15/56 255 254
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 90 86
Series 2020-B21 Class A1
0.537% due 12/17/53 174 164
Series 2020-B22 Class A1
0.509% due 01/15/54 825 759
Series 2021-B27 Class XA
Interest Only
STRIPS
1.274% due 07/15/54 (~)(Ê) 4,159 284
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 472 433
Series 2023-B39 Class A1
6.035% due 07/15/55 255 254
Series 2023-V3 Class A1
5.957% due 07/15/56 (Š) 178 178
BMO Mortgage Trust
Series 2023-C5 Class A1
5.740% due 06/15/56 296 293
BRAVO Residential Funding Trust
Series 2023-NQM4 Class A1
6.435% due 05/25/63 (~)(Ê)(Þ) 267 266
BX Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 537
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 191
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 310 301
Series 2021-BXMF Class A
0.726% due 10/15/26 (USD 1 Month
LIBOR + 0.636%)(Ê)(Þ) 310 303

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-SDMF Class F
2.491% due 09/15/34 (USD 1 Month
LIBOR + 1.937%)(Ê)(Þ) 280 262
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 242 233
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 245
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 194 189
Citigroup Commercial Mortgage Trust
Series 2015-P1 Class A4
3.462% due 09/15/48 490 471
Series 2020-GC46 Class A1
1.846% due 02/15/53 78 75
COLT Funding LLC
Series 2023-1 Class A1
6.048% due 04/25/68 (~)(Ê)(Þ) 213 211
Series 2023-2 Class A1
6.596% due 07/25/68 (Þ) 805 810
COLT Mortgage Loan Trust
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 98 87
Commercial Mortgage Trust
Series 2014-CR20 Class ASB
3.305% due 11/10/47 69 67
Series 2015-CR22 Class ASB
3.144% due 03/10/48 68 66
Series 2015-LC23 Class ASB
3.598% due 10/10/48 23 22
Series 2015-PC1 Class A4
3.620% due 07/10/50 135 130
Series 2016-DC2 Class A4
3.497% due 02/10/49 388 371
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 291
Series 2021-PF1 Class A1
1.122% due 11/15/54 628 576
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 195 167
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 178 139
Cross Mortgage Trust
Series 2023-H1
6.615% due 03/25/68 380 380
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 95 91
Series 2015-C3 Class ASB
3.448% due 08/15/48 56 55
Series 2016-C7 Class ASB
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.314% due 11/15/49 133 128
Series 2020-C19 Class A1
1.296% due 03/15/53 126 119
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 146 121
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 241
Fannie Mae
4.500% due 2025 22 22
5.000% due 2038 3,544 3,518
3.000% due 2040 1,430 1,296
5.500% due 2052 277 275
Fannie Mae REMICS
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 8 8
Freddie Mac
4.500% due 2038 1,077 1,055
5.000% due 2038 2,356 2,340
3.265% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê) 781 734
2.551% due 2052 (SOFR 30 Day
Average + 2.380%)(Ê) 1,446 1,315
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 132 124
Series 2013-4182 Class UC
1.500% due 09/15/27 109 105
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 77 77
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 177 177
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 51 51
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 60 60
GCAT Trust
Series 2023-NQM2 Class A1
5.837% due 11/25/67 (~)(Ê)(Þ) 265 262
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 158 153
Series 2016-H11 Class HA
2.500% due 01/20/66 785 752
Series 2017-H03 Class NA
3.125% due 10/20/66 656 624

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H23 Class MA
3.000% due 11/20/67 216 202
Series 2021-H15 Class HB
1.250% due 09/20/65 437 418
Series 2022-H17 Class DF
5.359% due 07/20/72 (SOFR 30 Day
Average + 0.800%)(Ê) 633 624
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 243
Imperial Fund Mortgage Trust
Series 2022-NQM6 Class A1
6.819% due 10/25/67 (~)(Ê)(Þ) 929 929
Series 2023-NQM1 Class A1
5.941% due 02/25/68 (~)(Ê)(Þ) 322 318
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2014-C21 Class AS
3.997% due 08/15/47 300 288
Series 2014-C22 Class A4
3.801% due 09/15/47 525 509
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 107
Series 2017-JP5 Class ASB
3.549% due 03/15/50 287 272
Series 2017-JP7 Class A3
3.379% due 09/15/50 800 760
Series 2021-NYAH Class F
2.270% due 06/15/38 (USD 1 Month
LIBOR + 2.190%)(Ê)(Þ) 250 216
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 62 62
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 160 147
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C23 Class A3
3.451% due 07/15/50 459 437
Series 2015-C25 Class A3
3.280% due 10/15/48 259 255
Series 2016-C32 Class ASB
3.514% due 12/15/49 224 214
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 322 296
Series 2021-L7 Class A1
0.881% due 08/15/26 920 839
MSWF Commercial Mortgage Trust
Series 2023-1 Class A1
5.539% due 01/15/28 173 170
New Residential Mortgage Loan Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 211 187
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 255
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 203 170
Onslow Bay Financial LLC
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 8 8
Series 2023-NQM5 Class A1A
6.567% due 06/25/63 (~)(Ê)(Þ) 868 871
Series 2023-NQM6 Class A1
6.520% due 07/25/63 (~)(Ê)(Þ) 570 568
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 166 162
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 219 193
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 310 304
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 237
STWD Trust
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 265
Towd Point Mortgage Trust
Series 2015-2 Class 2M2
4.294% due 11/25/57 (~)(Ê)(Þ) 189 186
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 486 450
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 307 280
UBS Commercial Mortgage Trust
Series 2017-C2 Class ASB
3.264% due 08/15/50 706 673
Verus Securitization Trust
Series 2023-2 Class A1
6.193% due 03/25/68 (~)(Ê)(Þ) 308 307
Series 2023-4 Class A1
5.811% due 05/25/27 (~)(Ê)(Þ) 386 382
Series 2023-5 Class A1
6.476% due 06/25/68 (~)(Ê)(Þ) 817 818
Series 2023-INV1 Class A1
5.999% due 02/25/68 (~)(Ê)(Þ) 927 919

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-INV2 Class A1
6.443% due 08/25/68 (~)(Ê)(Þ) 270 270
Wells Fargo Commercial Mortgage
Trust
Series 2015-C28 Class A3
3.290% due 05/15/48 634 605
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 79 77
Series 2020-C57 Class A1
0.903% due 08/15/53 111 105
40,658
Municipal Bonds - 0.1%
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 345 345
United States Government Agencies - 0.6%
Federal Farm Credit Banks Funding
Corp.
3.375% due 08/26/24 120 117
0.710% due 04/21/25 1,900 1,757
Tennessee Valley Authority
0.750% due 05/15/25 370 343
2,217
United States Government Treasuries - 7.6%
United States Treasury Notes
4.250% due 10/15/25 10,640 10,518
4.625% due 03/15/26 40 40
0.750% due 03/31/26 5,980 5,414
0.750% due 05/31/26 3,260 2,934
1.250% due 11/30/26 190 171
2.750% due 07/31/27 1,390 1,311
4.125% due 10/31/27 1,480 1,470
5.310% due 01/31/28 4,135 4,011
4.000% due 02/29/28 170 168
3.625% due 05/31/28 1,020 996
27,033
Total Long-Term Investments
(cost $300,485) 289,332
Options Purchased - 0.0%
(Number of Contracts)
One Year Mid-Curve
Option
Morgan Stanley Oct 2023 97.00
Put (34) USD 8,245 (ÿ) 99
Morgan Stanley Dec 2023 95.88
Put (18) USD 4,314 (ÿ) 18
Morgan Stanley Dec 2023 96.00
Put (42) USD 10,080 (ÿ) 50
Total Options Purchased
(cost $91) 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 17.5%
Air Lease Corp.
Series MTN
0.700% due 02/15/24 370 360
American Express Co.
2.500% due 07/30/24 270 262
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,478
Antalis SA
5.730% due 10/13/23 (ž) 250 247
Athene Global Funding
5.861% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 415 411
Atlantic Asset Securitization LLC
2.656% due 08/02/23 (ç)(ž) 500 500
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 170 170
Bank of America NA
0.000% due 10/23/23 (ž) 1,000 1,000
Bank of Montreal
2.500% due 06/28/24 1,710 1,662
Bank of Nova Scotia (The)
0.650% due 07/31/24 1,380 1,312
Barclays PLC
5.290% due 08/04/23 (ç) 500 500
Barton Capital SA
5.559% due 09/25/23 (ž) 1,000 992
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 110 106
Boeing Co. (The)
2.800% due 03/01/24 270 265
BPR Trust
Series 2021-TY Class C
1.800% due 09/23/23 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 233
Cancara Asset Securitisation LLC
5.550% due 09/14/23 (ž) 1,100 1,093
Caterpillar Financial Services Corp.
0.450% due 09/14/23 1,500 1,491
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,087
Credit Suisse AG
Series FXD
0.520% due 08/09/23 (ç) 250 250
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 269
Duke Energy Progress LLC
3.375% due 09/01/23 (ç) 190 190
Energy Transfer, LP
Series 5Y
4.200% due 09/15/23 260 259
Federal Farm Credit Banks Funding
Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.570% due 07/05/24 2,050 2,049
Federal Home Loan Bank Discount
Notes
5.185% due 09/15/23 (ž) 230 229
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,433
Fox Corp.
Series WI
4.030% due 01/25/24 420 416
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 420 414
Hyundai Capital America
0.800% due 01/08/24 (Þ) 210 205
International Business Machines Corp.
3.000% due 05/15/24 1,600 1,570
John Deere Capital Corp.
0.450% due 06/07/24 700 670
JPMorgan Chase & Co.
3.625% due 05/13/24 1,430 1,408
Liberty Street Funding LLC
5.415% due 09/18/23 1,100 1,092
Lloyds Banking Group PLC
3.900% due 03/12/24 540 533
LMA SA/LMA Americas LLC
5.763% due 10/13/23 (ž) 1,400 1,384
Manhattan Asset Funding Corp.
5.252% due 08/25/23 (ž) 800 797
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 210 207
Matchpoint Finance PLC
4.901% due 08/10/23 (ž) 1,200 1,198
Natixis SA
5.259% due 08/21/23 (ž) 1,000 997
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,100 1,096
New York Life Global Funding
0.400% due 10/21/23 (Þ) 220 217
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 400 399
Petrobras Global Finance BV
6.250% due 03/17/24 260 259
Philip Morris International, Inc.
2.875% due 05/01/24 180 176
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
7.417% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 120 119
Royal Bank of Canada
0.500% due 10/26/23 1,400 1,383
Sheffield Receivables Co. LLC
5.485% due 10/31/23 1,300 1,282
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint LLC
Series WI
7.125% due 06/15/24 230 232
STAR Trust
Series 2022-SFR3 Class A
6.726% due 05/17/24 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,145 1,142
Sungard Availability Services Capital,
Inc. Term Loan
0.000% due 11/03/23 (USD 3 Month
LIBOR  + 2.750%)(Ê)(v) 237 31
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 699
U.S. Cash Management Fund(@) 15,533,320(∞) 15,527
UBS Group AG
0.450% due 02/09/24 (Þ) 1,650 1,602
United States Treasury Bills
0.000% due 08/01/23 (ç)(ž) 100 100
5.427% due 10/10/23 (ž) 670 663
5.430% due 10/24/23 (ž) 730 721
United States Treasury Notes
0.125% due 09/15/23 1,575 1,565
2.750% due 11/15/23 2,655 2,635
5.171% due 06/15/24 2,670 2,555
Verizon Communications, Inc.
0.750% due 03/22/24 220 213
Williams Cos., Inc. (The)
4.300% due 03/04/24 660 654
Total Short-Term Investments
(cost $62,904) 62,009
Total Investments - 98.9%
(identified cost $363,480) 351,508
Other Assets and Liabilities,
Net - 1.1%
3,830
Net Assets - 100.0%
355,338

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
23.5%
ABN AMRO Bank NV 04/26/23 538,000 97.99 527
523
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
507
Aircastle, Ltd. 12/27/21 541,000 105.81 572
526
Alimentation Couche-Tard, Inc. 02/14/23 625,000 93.94 587
584
Allegro CLO XI, Ltd. 04/13/22 250,000 99.94 250
249
American Homes 4 Rent Trust 02/21/23 464,065 95.64 444
445
American Homes 4 Rent Trust 03/21/23 504,366 97.50 492
490
AMMC CLO 23, Ltd. 10/13/21 230,000 100.00 230
229
AMSR Trust 01/24/23 660,000 90.99 601
597
AMSR Trust 04/10/23 220,000 90.87 200
199
AMSR Trust 04/10/23 194,568 91.36 178
177
AMSR Trust 05/02/23 439,578 93.85 413
409
Anglo American Capital PLC 05/20/21 540,000 102.91 556
527
Arbor Multifamily Mortgage Securities Trust 09/27/21 242,097 100.00 242
219
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.85 355
307
AREIT, Inc. 09/28/21 126,237 100.00 126
123
Ares Finance Co. LLC 02/14/23 545,000 96.56 526
524
Ashtead Capital, Inc. 07/22/22 713,000 90.53 645
627
Athene Global Funding 05/21/21 415,000 100.00 415
411
Avenue of Americas 10/20/21 310,000 99.89 310
282
Avis Budget Rental Car Funding (AESOP) LLC 12/01/21 100,000 101.76 102
100
Avis Budget Rental Car Funding (AESOP) LLC 07/12/22 1,405,000 99.98 1,405
1,361
Avis Budget Rental Car Funding (AESOP) LLC 05/24/23 740,000 99.98 740
737
Avis Budget Rental Car Funding (AESOP) LLC 07/19/23 930,000 93.45 869
869
Avolon Holdings Funding, Ltd. 05/20/21 170,000 100.57 171
170
Bank of The West Auto Trust 06/22/22 567,345 99.22 563
565
Barings Private Credit Corp CLO 07/28/23 130,000 100.00 130
130
Bayer US Finance II LLC 05/07/21 542,000 107.38 582
533
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
194
BDS, Ltd. 07/22/21 134,399 100.00 134
133
Black Diamond CLO, Ltd. 07/15/21 120,951 100.00 121
120
Blackstone Holdings Finance Co. LLC 12/15/22 589,000 102.34 603
599
BMW US Capital LLC 05/20/21 110,000 100.16 110
106
BNP Paribas SA 05/20/21 540,000 103.96 561
537
BNP Paribas SA 05/26/21 556,000 105.85 589
537
BPR Trust 09/10/21 250,000 100.00 250
233
BRAVO Residential Funding Trust 06/09/23 266,543 100.00 267
266
BX Trust 11/09/20 547,261 99.48 544
537
BX Trust 06/16/21 250,000 100.42 251
191
BX Trust 10/13/21 310,000 99.78 309
302
BX Trust 10/14/21 242,398 99.55 241
233
BX Trust 10/28/21 310,000 99.47 308
303
BX Trust 01/21/22 250,000 100.00 250
245
BX Trust 02/10/22 194,417 99.61 194
189
BX Trust 04/28/22 280,000 95.09 266
262
BXMT, Ltd. 04/09/21 330,000 100.00 330
302
Cargill, Inc. 01/28/21 100,000 99.83 100
90
Cargill, Inc. 10/05/22 1,300,000 100.23 1,303
1,293
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 278,162 100.00 278
277
Carlyle Global Market Strategies CLO, Ltd. 07/12/23 566,163 99.25 562
563
CarVal CLO VII-C, Ltd. 01/26/23 180,000 100.00 180
181
CCG Receivables Trust 10/13/21 218,201 99.99 218
210
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
301
COLT Funding LLC 04/18/23 212,532 100.00 213
211
COLT Funding LLC 07/11/23 805,000 100.03 805
810
COLT Mortgage Loan Trust 02/18/22 97,782 99.99 98
87
Commercial Mortgage Trust 01/30/20 310,000 102.41 317
291
Continental Resources, Inc. 04/25/22 110,000 93.74 103
98
Cooperatieve Rabobank UA 04/05/22 450,000 99.26 447
418
Credit Agricole SA 08/20/20 590,000 104.41 616
571
Credit Agricole SA 05/20/21 340,000 99.15 337
304
Credit Agricole SA 08/10/21 598,000 101.20 605
555
Credit Suisse Mortgage Trust 09/27/21 178,382 100.00 178
139
Credit Suisse Mortgage Trust 03/04/22 194,548 97.33 189
167
Daimler Finance NA LLC 05/20/21 210,000 100.45 211
192
Danske Bank A/S 10/14/20 612,000 99.94 612
553
Danske Bank A/S 05/20/21 270,000 101.95 275
269
Danske Bank A/S 05/26/22 210,000 99.64 209
206

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 217
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
DISH DBS Corp. 11/10/21 20,000 100.00 20
16
Dryden 55 CLO, Ltd. 07/26/21 247,561 100.00 248
247
Dryden 64 CLO, Ltd. 07/13/23 534,765 99.18 530
532
Dryden Senior Loan Fund 04/08/22 270,000 99.25 268
264
Ellington Financial Mortgage Trust 01/14/22 145,991 99.99 146
121
ELP Commercial Mortgage Trust 11/01/21 250,000 99.65 249
241
EMD Finance LLC 05/17/22 611,000 99.44 608
587
Enterprise Fleet Financing LLC 03/23/22 277,558 99.99 278
271
EQT Corp. 09/07/21 140,000 101.83 143
130
ERAC USA Finance LLC 04/26/23 375,000 99.64 374
366
F&G Annuities & Life, Inc. 02/14/23 568,000 102.00 579
570
FirstEnergy Transmission LLC 02/10/22 576,000 101.78 586
562
Ford Credit Auto Owner Trust 02/09/23 250,000 100.00 250
246
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 77,034 100.80 78
77
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 177,156 100.00 177
177
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 60,000 100.00 60
60
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 50,996 100.00 51
51
GA Global Funding Trust 01/08/21 285,000 99.94 285
255
GA Global Funding Trust 09/07/21 715,000 99.92 714
670
GCAT Trust 07/10/23 265,054 98.49 261
262
Georgia-Pacific LLC 05/20/21 150,000 99.03 149
133
Glencore Funding LLC 05/20/21 420,000 101.63 427
414
Goldentree Loan Management, LP 06/25/21 380,000 100.00 380
377
GoodGreen Trust 04/21/21 179,392 99.98 179
148
Great Lakes Kcap F3c Senior LLC 07/26/21 225,404 100.00 225
224
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 230,000 99.53 229
206
Halsey Point CLO I, Ltd. 07/28/21 570,000 99.91 569
566
Hawaii Hotel Trust 06/17/21 250,000 100.14 250
243
Hertz Vehicle Financing III LLC 03/25/22 725,000 100.00 725
717
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.97 250
219
Hertz Vehicle Financing III, LP 05/27/22 1,290,000 90.90 1,163
1,129
Hertz Vehicle Financing LLC 06/24/21 310,000 100.00 310
291
Hertz Vehicle Financing LLC 11/12/21 440,000 99.52 438
414
Highmark, Inc. 05/05/21 520,000 99.92 520
464
Hildene Community Funding CDO, Ltd. 11/15/21 263,887 100.00 264
219
Hilton Grand Vacations Trust 06/02/20 156,291 99.99 156
146
HPS Loan Management, Ltd. 07/24/23 127,500 99.50 127
127
Hyundai Capital America 05/21/21 210,000 99.96 210
205
ICICI Bank, Ltd. 07/07/21 565,000 105.08 594
543
Imperial Fund Mortgage Trust 02/10/23 928,534 100.78 936
929
Imperial Fund Mortgage Trust 05/31/23 321,510 99.38 320
318
International Flavors & Fragrances, Inc. 06/16/22 664,000 92.95 617
598
Invitation Homes Trust 05/31/23 780,249 99.81 779
776
Jackson National Life Global Funding 06/23/20 650,000 103.75 674
596
Jackson National Life Global Funding 01/05/22 245,000 99.99 245
229
JPMorgan Chase Bank NA 08/27/20 15,108 100.00 15
15
JPMorgan Chase Commercial Mortgage Securities Trust 10/21/21 250,000 99.77 249
216
JPMorgan Chase Mortgage Trust 06/22/23 545,203 100.00 545
547
Kenvue, Inc. 03/08/23 564,000 101.86 583
569
Kenvue, Inc. 03/08/23 90,000 99.95 90
91
KKR Industrial Portfolio Trust 01/12/21 62,488 100.00 62
62
LAD Auto Receivables Trust 05/17/23 330,000 99.99 330
329
Legacy Mortgage Asset Trust 10/06/21 160,037 103.90 166
147
Lunar Structured Aircraft Portfolio Notes 11/05/21 209,281 100.00 209
181
Madison Park Funding XVIII, Ltd. 07/12/23 561,285 99.29 557
558
Madison Park Funding XXIII, Ltd. 07/20/23 283,413 99.63 282
282
Madison Park Funding XXVI, Ltd. 07/18/23 426,768 99.80 426
426
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.07 330
329
Met Tower Global Funding 09/07/21 685,000 99.94 685
600
MF1, Ltd. 09/10/21 260,000 100.00 260
256
Mondelez International Holdings Netherlands BV 11/09/20 589,000 101.49 598
565
Mutual of Omaha Insurance Co. 07/19/23 435,000 99.92 435
434
National Securities Clearing Corp. 05/20/21 340,000 99.41 338
306
Navient Private Education Refi Loan Trust 01/28/21 55,950 101.99 57
55
Navient Private Education Refi Loan Trust 01/27/23 214,172 96.61 207
202
Nelnet Student Loan Trust 01/07/22 250,000 100.39 251
246
Nestle Holdings, Inc. 01/14/20 1,100,000 100.20 1,102
1,096
Nestle Holdings, Inc. 04/26/23 528,000 99.73 527
519

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Netflix, Inc. 02/16/23 607,000 96.49 586
587
Neuberger Berman CLO XV, Ltd. 07/20/23 189,516 99.50 189
189
New Residential Mortgage Loan Trust 03/03/22 210,900 99.63 210
187
New York Life Global Funding 05/20/21 220,000 100.01 220
217
NGPL PipeCo LLC 04/26/23 536,000 97.81 524
513
Nissan Motor Acceptance Corp. 05/20/21 400,000 100.25 401
398
Nissan Motor Co., Ltd. 04/25/22 200,000 98.25 196
189
Nordea Bank Abp 05/21/21 270,000 99.60 269
244
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.91 569
510
NTT Finance Corp. 02/24/21 1,206,000 95.16 1,142
1,083
NYO Commercial Mortgage Trust 11/08/21 310,000 99.55 309
255
OBX Trust 01/18/22 202,578 100.00 203
170
Onslow Bay Financial LLC 09/18/20 7,729 100.00 8
8
Onslow Bay Financial LLC 06/21/23 868,025 100.00 868
871
Onslow Bay Financial LLC 07/21/23 570,000 100.00 570
568
Owl Rock CLO I, Ltd. 08/24/21 270,000 100.10 270
268
Pacific Life Global Funding II 06/17/20 500,000 99.91 500
460
Parliament Funding II, Ltd. 11/15/21 353,611 100.00 354
349
Pennsylvania Electric Co. 03/28/23 650,000 99.79 649
641
PMT Credit Risk Transfer Trust 06/14/21 119,867 100.18 120
119
Premier Global Infrastructure Trust PLC 09/30/21 166,461 99.27 165
162
Pricoa Global Funding I 08/24/22 260,000 99.96 260
253
Principal Life Global Funding II 06/16/20 280,000 99.97 280
256
Progress Residential Trust 12/08/22 710,818 92.19 655
661
Progress Residential Trust 02/22/23 247,250 94.93 235
237
Progress Residential Trust 04/05/23 494,389 93.68 463
461
Prosus NV 07/07/21 240,000 100.00 240
188
Prosus NV 02/15/23 647,000 91.04 589
586
Protective Life Global Funding 07/08/20 930,000 100.00 930
848
Regal Rexnord Corp. 02/14/23 582,000 100.15 583
582
Regatta XIV Funding, Ltd. 07/11/23 705,000 99.30 700
701
Roche Holdings, Inc. 06/21/22 611,000 97.49 596
583
Saudi Arabian Oil Co. 04/26/23 566,000 93.58 530
519
Sealed Air Corp. 09/15/21 345,000 100.00 345
305
SG Capital Partners LLC 03/02/22 219,041 99.84 219
193
Shinhan Financial Group Co., Ltd. 04/25/22 255,000 91.40 233
224
Siemens Financieringsmaatschappij NV 04/26/23 535,000 97.96 524
517
SK Hynix, Inc. 04/26/23 519,000 100.31 521
520
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.71 269
244
SMB Private Education Loan Trust 05/12/23 284,415 100.00 284
285
Societe Generale SA 06/02/20 566,000 101.86 577
546
SREIT Trust 11/16/21 310,000 99.47 308
304
Standard Chartered PLC 05/21/21 280,000 100.35 281
270
Standard Chartered PLC 02/15/23 655,000 90.37 592
585
STAR Trust 07/06/23 1,145,166 99.70 1,142
1,142
Starwood Real Estate Income Trust 07/12/21 250,000 99.68 249
237
STWD Trust 11/24/21 270,000 99.66 269
265
Swedbank AB 03/29/22 540,000 99.91 540
519
Sycamore Tree CLO, Ltd. 01/25/23 250,000 99.52 249
251
Symphony CLO XIX, Ltd. 09/09/20 407,227 99.13 404
405
Symphony CLO XIX, Ltd. 07/13/23 210,000 100.00 210
210
Symphony CLO XXVI, Ltd. 02/05/21 75,000 100.00 75
75
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 345,000 100.00 345
345
TCI-Flatiron CLO, Ltd. 01/14/22 255,187 100.00 255
253
Towd Point Mortgage Trust 07/01/19 477,748 101.14 482
455
Towd Point Mortgage Trust 11/18/21 485,569 101.04 491
450
Towd Point Mortgage Trust 11/19/21 358,833 101.57 364
347
Towd Point Mortgage Trust 12/15/21 307,107 96.65 297
280
Towd Point Mortgage Trust 03/03/23 189,119 98.66 187
186
Tricon American Homes Trust 03/14/23 484,894 97.80 474
477
TSMC Global, Ltd. 04/26/23 581,000 92.14 535
525
UBS Group AG 02/05/21 1,650,000 100.00 1,650
1,602
UBS Group AG 05/21/21 540,000 106.07 573
520
UBS Group AG 01/04/22 500,000 99.89 499
470
UBS Group AG 05/03/22 320,000 100.00 320
311
UBS Group AG 02/15/23 579,000 100.30 581
578
UNIFY Auto Receivables Trust 03/18/21 44,791 100.00 45
45
United Airlines, Inc. 05/21/21 420,000 100.68 423
398

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 219
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
USAA Auto Owner Trust 10/04/22 925,000 100.00 925
917
Var Energi ASA 05/11/23 534,000 97.87 523
510
Vertiv Group Corp. 03/16/22 10,000 89.88 9
9
Verus Securitization Trust 02/13/23 927,443 100.17 929
919
Verus Securitization Trust 03/14/23 308,421 100.00 308
307
Verus Securitization Trust 05/15/23 386,167 100.00 386
382
Verus Securitization Trust 06/20/23 817,294 100.00 817
818
Verus Securitization Trust 07/21/23 270,000 100.00 270
270
Voya CLO, Ltd. 07/23/21 570,000 100.03 570
568
WEA Finance LLC / Westfield UK & Europe Finance PLC 07/22/22 609,000 98.25 598
577
Wendy's Funding LLC 06/15/21 196,000 100.00 196
161
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390
389
Woodmont Trust 05/26/23 110,000 100.00 110 110
83,601
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 21 CAD 2,522 09/23
(58)
Long Gilt Futures 32 GBP 3,076 09/23
(5)
Three Month SOFR Futures 38 USD 9,108 03/25
(23)
Three Month SOFR Futures 11 USD 2,653 03/26
3
United States 2 Year Treasury Note Futures 359 USD 72,888 09/23
(889)
United States 5 Year Treasury Note Futures 84 USD 8,973 09/23
(188)
United States 10 Year Treasury Note Futures 45 USD 5,013 09/23 (122)
Short Positions
Euro-Bund Futures 37 EUR 4,921 09/23
39
Japanese 10 Year Mini Government Bond Futures 60 JPY 881,220 09/23
46
Three Month SOFR Futures 29 USD 6,860 03/24
52
United States 2 Year Treasury Note Futures 26 USD 5,279 09/23
66
United States 5 Year Treasury Note Futures 39 USD 4,166 09/23
17
United States 10 Year Treasury Note Futures 25 USD 2,785 09/23 32
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,030)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
One Year Mid-Curve Option Morgan Stanley Put 34 96.25 USD 8,181 10/13/23 (46)
One Year Mid-Curve Option Morgan Stanley Put 34 96.50 USD 8,203 10/13/23 (62)
One Year Mid-Curve Option Morgan Stanley Put 36 95.25 USD 8,573 12/15/23 (14)
One Year Mid-Curve Option Morgan Stanley Put 84 95.38 USD 20,029 12/15/23 (41)
Total Liability for Options Written (premiums received $80) (163)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Short Duration Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 3,863 GBP 3,039 08/10/23 38
Citigroup USD 1,491 NZD 2,412 08/10/23 7
Citigroup GBP 61 USD 78 08/10/23 —
Citigroup NZD 29 USD 18 08/10/23 —
Royal Bank of Canada CAD 4,305 USD 3,253 08/10/23 (12)
State Street USD 3,267 AUD 4,897 08/10/23 23
State Street USD 2,368 EUR 2,177 08/10/23 26
State Street USD 1,008 JPY 141,238 08/10/23 (14)
State Street USD 3,232 SEK 35,172 08/10/23 111
State Street AUD 4,897 USD 3,266 08/10/23 (24)
State Street EUR 393 USD 434 08/10/23 2
State Street JPY 85,826 USD 596 08/10/23 (8)
State Street SEK 1,127 USD 107 08/10/23 —
UBS USD 211 CHF 183 08/10/23 (1)
UBS CHF 4,271 USD 4,771 08/10/23 (130)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 18
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 26,065
Federal Fund
Effective Rate - 1
Year
(4)
5.340%
(4)
11/01/23
— 1 1
Citigroup USD 3,794 3.500%
(3)
SOFR
(2)
09/30/24
2 (78) (76)
Citigroup USD 3,163 2.770%
(3)
SOFR
(2)
10/14/24
— (92) (92)
Citigroup USD 1,316 SOFR
(2)
2.600%
(3)
10/14/27 — 75 75
Total Open Interest Rate Swap Contracts (å) 2 (94) (92)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade Index Bank of America USD 1,880 (1.000%)
(2)
06/20/28 (27) (3) (30)
Total Open Credit Indices - Purchase Protection Contracts (27) (3) (30)
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
iTraxx Europe Crossover Index
Series 40 Goldman Sachs USD 2,405 5.000%
(2)
06/20/28 48 37 85
Total Open Credit Indices - Sell Protection Contracts 48 37 85
Total Open Credit Default Swap Contracts (å) 21 34 55

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 221
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 38,489 $ —
$ —
$ 38,489
Corporate Bonds and Notes — 129,509 —
—
129,509
International Debt — 49,702 —
—
49,702
Loan Agreements — 1,379 —
—
1,379
Mortgage-Backed Securities — 40,480 178
—
40,658
Municipal Bonds — 345 —
—
345
United States Government Agencies — 2,217 —
—
2,217
United States Government Treasuries — 27,033 —
—
27,033
Options Purchased 167 — —
—
167
Short-Term Investments — 46,482 — 15,527 62,009
Total Investments
167 335,636 178 15,527 351,508
Other Financial Instruments
Assets
Futures Contracts 255 — — — 255
Foreign Currency Exchange Contracts — 207 — — 207
Interest Rate Swap Contracts — 76 — — 76
Credit Default Swap Contracts — 85 — — 85
Liabilities
Futures Contracts (1,285) — — — (1,285)
Options Written (163) — — — (163)
Foreign Currency Exchange Contracts — (189) — — (189)
Interest Rate Swap Contracts — (168) — — (168)
Credit Default Swap Contracts — (30) — — (30)
Total Other Financial Instruments
*
$ (1,193) $ (19) $ — $ — $ (1,212)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report .
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Short Duration Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
818
Belgium ..............................................................................................
494
Bermuda .............................................................................................
340
Brazil ..................................................................................................
536
Canada ................................................................................................
10,827
Cayman Islands ..................................................................................
9,828
China ..................................................................................................
774
Colombia ............................................................................................
535
Denmark .............................................................................................
1,028
Finland ...............................................................................................
244
France .................................................................................................
7,016
Germany .............................................................................................
1,936
India ...................................................................................................
543
Ireland ................................................................................................
2,460
Israel ...................................................................................................
407
Japan ..................................................................................................
4,114
Jersey ..................................................................................................
181
Macao .................................................................................................
176
Netherlands ........................................................................................
1,196
Norway ...............................................................................................
1,517
Saudi Arabia .......................................................................................
519
South Africa .......................................................................................
527
South Korea .......................................................................................
744
Spain ..................................................................................................
752
Sweden ...............................................................................................
763
Switzerland ........................................................................................
4,575
Taiwan ................................................................................................
1,314
United Kingdom .................................................................................
7,831
United States ......................................................................................
289,513
Total Investments ............................................................................... 351,508

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.4%
Alabama - 1.7%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 995
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 156
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 385 6.000 07/01/45 404
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,123
County of Jefferson Sewer Revenue Bonds 500 6.000 10/01/42 526
County of Jefferson Sewer Revenue Bonds 1,220 7.000 10/01/51 1,286
County of Jefferson Sewer Revenue Bonds 3,095 6.500 10/01/53 3,259
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 2,500 5.500 11/01/53 2,691
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,412
Hoover Industrial Development Board Revenue Bonds 1,305 5.750 10/01/49 1,311
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 865
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,105
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 823
MidCity Improvement District Special Assessment 250 4.750 11/01/49 202
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 828
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 304
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,868
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 6.000 07/15/52 744
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,554 4.500 05/01/32 1,449
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 3,000 5.250 05/01/44 2,708
29,059
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/44 1,855
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 233
2,088
Arizona - 2.9%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 5,130 1.770 01/01/37 4,733
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 22,600 4.250 02/01/48 22,600
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,210
Arizona Industrial Development Authority Revenue Bonds (Þ) 470 5.000 06/01/31 470
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,435 6.000 07/01/37 1,468
Arizona Industrial Development Authority Revenue Bonds (Þ) 920 5.000 12/15/40 878
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 353
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 60
Arizona Industrial Development Authority Revenue Bonds 110 5.000 01/01/43 68
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 120
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 760
Arizona Industrial Development Authority Revenue Bonds 35 4.000 07/01/47 31
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 198
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 143
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 121
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 482
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/49 88
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 60
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,666
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 22
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,862
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 153

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 95
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 613
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 76
Arizona Industrial Development Authority Revenue Bonds 50 5.125 01/01/54 26
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 271
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,350
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 22
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 96
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,202
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 604
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 1,007
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 23
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 92
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 659
Glendale Industrial Development Authority Revenue Bonds 475 5.000 05/15/56 404
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 503
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 251
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 112
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 450
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 113
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 165
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 775 4.000 10/15/47 665
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 46
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 75
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 113
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.250 07/01/53 200
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 45
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 72
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 200
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 240
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 24
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 48
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 66
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 81
49,578
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 230
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 134
Arkansas Development Finance Authority Revenue Bonds 660 4.000 02/01/42 598
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 600
Arkansas Development Finance Authority Revenue Bonds (Þ) 4,500 4.500 09/01/49 4,083
Arkansas Development Finance Authority Revenue Bonds (Þ) 1,325 5.450 09/01/52 1,319
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,736
8,700
California - 8.7%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 95
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 76
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 76
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 404
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 63
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 141

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 678
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,133
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 471
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 04/01/49 1,660
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 145
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 08/01/50 1,839
California Community Housing Agency Revenue Bonds (Þ) 2,640 4.000 02/01/56 2,167
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 110
California County Tobacco Securitization Agency Revenue Bonds 550 4.000 06/01/49 509
California County Tobacco Securitization Agency Revenue Bonds 800 4.072 06/01/55 175
California County Tobacco Securitization Agency Revenue Bonds 8,420 4.904 06/01/55 1,434
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 529
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 805
California Health Facilities Financing Authority Revenue Bonds (Þ) 100 3.125 05/15/29 95
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,034
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,886
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 3,008
California Health Facilities Financing Authority Revenue Bonds 550 4.000 04/01/49 508
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 219
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 810 4.125 01/01/35 709
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê)
(Þ) 1,325 7.750 01/01/50 1,322
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 677
California Municipal Finance Authority Revenue Bonds 3,325 4.000 07/15/29 3,295
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 357
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 234
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,511
California Municipal Finance Authority Revenue Bonds 1,130 5.000 10/01/39 1,072
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,018
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,010
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 26
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,800
California Municipal Finance Authority Revenue Bonds 100 5.000 02/01/47 102
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,658
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,819
California Municipal Finance Authority Revenue Bonds 60 5.000 10/01/49 54
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,710
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 748
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 81
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 226
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 58
California Municipal Finance Authority Revenue Bonds 95 5.000 10/01/54 84
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 40
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 241
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 248
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 569
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 987
California Pollution Control Financing Authority Revenue Bonds (Æ)(Ø)(Þ) 420 6.750 12/01/28 252
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/36 262
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/37 261
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/38 260
California Pollution Control Financing Authority Revenue Bonds (Þ) 550 5.000 07/01/39 561

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Pollution Control Financing Authority Revenue Bonds (Æ)(Ø)(Þ) 2,520 7.500 12/01/40 1,512
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 635
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 961
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 425
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,004
California School Finance Authority Revenue Bonds 60 4.000 07/01/45 51
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 500
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 914
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 125
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 373
California School Finance Authority Revenue Bonds (Þ) 200 5.000 10/01/50 196
California School Finance Authority Revenue Bonds 100 4.000 06/01/51 76
California School Finance Authority Revenue Bonds (Þ) 1,500 4.000 06/01/51 1,108
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 993
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 220
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 237
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 165
California School Finance Authority Revenue Bonds 1,000 4.000 11/01/55 739
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 239
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 544
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 144
California School Finance Authority Revenue Bonds 80 4.000 06/01/61 58
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 87
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 270
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 238
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 194
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 385
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 509
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 241
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 475
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 205
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 196
California Statewide Communities Development Authority Revenue Bonds 400 5.000 12/01/41 398
California Statewide Communities Development Authority Revenue Bonds (Þ) 500 5.750 01/15/45 494
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,600 5.000 12/01/46 2,537
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,264
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 278
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 239
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 92
California Statewide Communities Development Authority Revenue Bonds 1,670 5.500 12/01/54 1,687
California Statewide Communities Development Authority Revenue Bonds (Þ) 935 5.250 12/01/56 935
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,000
California Statewide Communities Development Authority Special Assessment 120 5.000 09/02/39 125
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 46
California Statewide Communities Development Authority Special Assessment 125 5.000 09/02/48 127
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 403
California Statewide Communities Development Authority Special Assessment 55 5.000 09/02/50 56
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 545
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,111
California Statewide Communities Development Authority Special Tax 175 4.000 09/01/51 149
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 497

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,777
California Statewide Financing Authority Revenue Bonds 500 5.000 08/01/38 513
California Statewide Financing Authority Revenue Bonds 1,450 5.250 12/01/44 1,446
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 518
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 66
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 64
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 81
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 251
City of Irvine Special Tax (µ) 100 5.000 09/01/51 105
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 228
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,197
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 49
City of Los Angeles Department of Airports Revenue Bonds 260 5.250 05/15/48 280
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,598
City of Oroville Revenue Bonds 100 5.250 04/01/34 86
City of Oroville Revenue Bonds 185 5.250 04/01/39 151
City of Palm Desert Special Tax 100 3.000 09/01/31 92
City of Palm Desert Special Tax 100 4.000 09/01/51 85
City of Roseville Special Tax 100 5.000 09/01/33 105
City of Roseville Special Tax 25 4.000 09/01/35 25
City of Roseville Special Tax 25 4.000 09/01/40 23
City of Roseville Special Tax 50 4.000 09/01/45 44
City of Roseville Special Tax 1,550 4.000 09/01/50 1,357
City of Roseville Special Tax 150 5.250 09/01/53 150
City of Sacramento Special Tax 75 4.000 09/01/46 66
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 188
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 225
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,036
County of El Dorado Special Tax 75 5.000 09/01/44 76
County of El Dorado Special Tax 80 5.000 09/01/49 81
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 225 5.000 09/01/52 224
County of San Diego Special Tax 40 3.000 09/01/50 28
CSCDA Community Improvement Authority Revenue Bonds (Þ) 525 3.600 05/01/47 415
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 910
CSCDA Community Improvement Authority Revenue Bonds 775 3.000 12/01/56 512
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 657
CSCDA Community Improvement Authority Revenue Bonds (Þ) 100 3.250 04/01/57 69
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 103
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 345
Fairfield Community Facilities District Special Tax (Þ) 150 5.000 09/01/50 152
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,306
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 3,986
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,288
Golden State Tobacco Securitization Corp. Revenue Bonds 1,310 3.850 06/01/50 1,173
Golden State Tobacco Securitization Corp. Revenue Bonds 3,025 5.000 06/01/51 3,150
Golden State Tobacco Securitization Corp. Revenue Bonds 60,290
Zero
coupon 06/01/66 6,470
Hastings Campus Housing Finance Authority Revenue Bonds 3,500 5.000 07/01/45 3,011
Independent Cities Finance Authority Revenue Bonds (µ) 900 4.000 06/01/46 897
Inland Empire Tobacco Securitization Authority Revenue Bonds 80 3.678 06/01/38 74

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 195
Irvine Unified School District Special Tax Bonds 570 5.000 03/01/57 575
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,037
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 773
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,290
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 426
Northern California Gas Authority No. 1 Revenue Bonds (CME Term SOFR 3 Month
+ 0.720%)(Ê) 995 1.680 07/01/27 988
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 481
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 226
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 310
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,924
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 150
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 302
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 126
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 170 0.785 06/01/34 161
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,810
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,685
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,256
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 68
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 89
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 86
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 85
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 287
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 344
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,029
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250
Zero
coupon 06/01/56 193
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 689
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,093
State of California General Obligation Unlimited 230 4.000 04/01/49 227
State of California General Obligation Unlimited 270 5.000 04/01/49 290
Tobacco Securitization Authority of Southern California Revenue Bonds 420 5.000 06/01/48 435
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 96
Transbay Joint Powers Authority Tax Allocation 10 2.400 10/01/49 10
University of California Revenue Bonds 450 3.000 05/15/51 349
William S Hart Union High School District Special Tax 100 5.000 09/01/47 101
147,521
Colorado - 4.1%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 635
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 445
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 462
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited 500 4.875 12/01/51 380
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited 500 5.750 12/01/51 439
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 468
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 467
BNC Metropolitan District No. 1 General Obligation Limited 912 7.375 12/15/47 862
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,144
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 431

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,560
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 490
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 417
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 401
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 488
Citadel on Colfax Business Improvement District Revenue Bonds 600 5.350 12/01/50 535
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 336
City & County of Denver Special Facilities Airport Revenue Bonds 3,615 5.000 10/01/32 3,604
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 468
Cloverleaf Metropolitan District General Obligation Limited (Þ) 500 6.000 12/01/51 497
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/49 299
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 476
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 20
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,180 4.000 07/01/51 880
Colorado Educational & Cultural Facilities Authority Revenue Bonds 205 3.000 08/01/51 141
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,807
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 395
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 161
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 368
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 1,038
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 94
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 163
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 501
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 771
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 386
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 37
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,064
Colorado Health Facilities Authority Revenue Bonds 2,535 5.000 08/01/44 2,614
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 204
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 98
Colorado Health Facilities Authority Revenue Bonds 150 4.000 09/01/50 132
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,083
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.000 07/01/57 1,449
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 99
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 806
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 416
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,618
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 481
Copperleaf Metropolitan District No. 9 General Obligation Limited (Þ) 500 4.875 12/01/51 392
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 478
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 445
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 487
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 833
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 250
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 386
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 26
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 161
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 108
Denver Health & Hospital Authority Revenue Bonds (Þ) 230 5.000 12/01/28 241
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 313
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 189

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 185
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 91
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 45
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,503
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 258
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 301
Denver Urban Renewal Authority Tax Allocation (Þ) 565 5.250 12/01/39 570
Dinosaur Ridge Metropolitan District Revenue Bonds 185 5.000 06/01/49 168
Fiddlers Business Improvement District General Obligation Unlimited 1,250 5.550 12/01/47 1,260
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 459
Glen Metropolitan District No. 3 General Obligation Limited (Þ) 500 4.250 12/01/51 367
Green Gables Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/48 500
Greenspire Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.125 12/01/51 443
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 27
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 241
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 411
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,102
Jefferson Center Metropolitan District No. 1 Revenue Bonds 800 5.750 12/15/50 774
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 420
Johnstown Plaza Metropolitan District General Obligation Limited (Þ) 1,909 4.250 12/01/46 1,590
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 427
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 388
Meridian Ranch Metropolitan District Revenue Bonds 500 6.750 12/01/52 494
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 665
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 446
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 712
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 487
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 433
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,007
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 500
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 9
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 449
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 459
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 422
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 493
Prairie Center Metropolitan District No. 7 General Obligation Limited (Þ) 1,425 4.875 12/15/44 1,229
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 402
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 81
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 238
Raindance Metropolitan District No. 1 Revenue Bonds 1,000 5.000 12/01/40 932
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 421
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 455
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 538
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 642
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 986
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 939
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 472
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 104

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 529
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 495
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,375 5.625 12/01/48 1,339
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 433
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 515
West Virginia Economic Development Authority Revenue Bonds (Þ) 125 5.375 05/01/43 124
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 431
Windler Public Improvement Authority Revenue Bonds (Þ) 600
Zero
coupon 12/01/51 327
Windler Public Improvement Authority Revenue Bonds (Þ) 750 4.125 12/01/51 458
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 414
69,088
Connecticut - 0.9%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 109
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 107
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,065
City of New Haven General Obligation Unlimited 470 4.000 08/01/40 442
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 427
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 730
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 2,984
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 969
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 593
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/45 86
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 943
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 194
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,025 5.000 01/01/55 839
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 251
Hartford Stadium Authority Revenue Bonds 155 4.000 02/01/42 133
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 595 7.000 02/01/45 595
Stamford Housing Authority Revenue Bonds (Þ) 400 11.000 12/01/27 421
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 209
State of Connecticut General Obligation Unlimited 385 5.000 06/15/27 415
State of Connecticut General Obligation Unlimited 145 5.000 06/15/28 159
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 131
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,648
Steel Point Infrastructure Improvement District Tax Allocation 2,200 4.000 04/01/51 1,798
Town of Hamden Revenue Bonds 750 7.000 01/01/53 765
16,013
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 202
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 42
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 101
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 54
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 53
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 327
Town of Bridgeville Special Tax 330 4.000 07/01/35 318
1,097
District of Columbia - 1.0%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,468
District of Columbia Revenue Bonds 750 5.000 07/01/37 694
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 1,000
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 900

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 932
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,000 5.000 10/01/44 1,038
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,462
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 7,620 4.000 10/01/49 7,186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 962
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 93
16,735
Florida - 10.8%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 115
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,103
Anthem Park Community Development District Special Assessment 125 4.750 05/01/36 123
Arbors Community Development District Special Assessment (Þ) 200 5.625 05/01/53 203
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 26
Armstrong Community Development District Special Assessment 165 4.000 11/01/50 130
Artisan Lakes East Community Development District Special Assessment (Þ) 145 2.300 05/01/26 137
Artisan Lakes East Community Development District Special Assessment (Þ) 250 2.750 05/01/31 216
Artisan Lakes East Community Development District Special Assessment (Þ) 945 3.125 05/01/41 705
Artisan Lakes East Community Development District Special Assessment (Þ) 450 4.000 05/01/51 353
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,063
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 37
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 20
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 156
Avalon Groves Community Development District Special Assessment 25 4.000 05/01/51 20
Avalon Park West Community Development District Special Assessment (Þ) 100 5.625 05/01/52 101
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,363
Avelar Creek Community Development District Special Assessment 95 4.000 05/01/36 94
Avenir Community Development District Special Assessment 150 5.375 05/01/43 148
Avenir Community Development District Special Assessment 500 5.625 05/01/54 492
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 93
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 88
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 100 5.000 11/01/31 101
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,060 5.000 11/01/39 1,063
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,250 3.200 05/01/41 950
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/42 493
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,245 4.000 05/01/52 974
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/53 466
Balm Grove Community Development District Special Assessment 175 4.000 11/01/42 147
Balm Grove Community Development District Special Assessment 175 4.125 11/01/51 140
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 95
Bartram Park Community Development District Special Assessment 465 4.250 05/01/29 473
Bartram Park Community Development District Special Assessment 485 4.500 05/01/35 488
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 86
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 171
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 92
Berry Bay Community Development District Special Assessment 155 2.625 05/01/26 148
Berry Bay Community Development District Special Assessment 150 5.750 05/01/53 152
Biscayne Drive Estates Community Development District Special Assessment (Þ) 100 6.000 06/15/52 102
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 21

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 40
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 90
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,468
Bonterra Community Development District Special Assessment 590 5.000 05/01/47 563
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 24
Bradbury Community Development District Special Assessment (Þ) 200 5.250 05/01/43 198
Bradbury Community Development District Special Assessment (Þ) 250 5.500 05/01/53 247
Bridgewalk Community Development District Special Assessment (Þ) 365 4.000 06/15/52 285
Bridgewater North Community Development District Special Assessment (Þ) 125 4.000 05/01/52 98
Brightwater Community Development District Revenue Bonds 250 3.150 05/01/41 188
Brookstone Community Development District Special Assessment (Þ) 25 3.875 11/01/23 25
Brookstone Community Development District Special Assessment (Þ) 250 5.625 05/01/52 250
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.625 05/01/42 100
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.750 05/01/52 99
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 101
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 87
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 119
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,813
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 292
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 284
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 423
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,130
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 73
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 398
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 71
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 113
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,105 5.250 12/01/58 3,711
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 223
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 94
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 98
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 549
Celebration Community Development District Special Assessment 750 3.125 05/01/41 559
Centre Lake Community Development District Special Assessment (Þ) 1,025 4.000 05/01/52 864
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 500
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,431
CFM Community Development District Special Assessment 590 4.000 05/01/51 463
Chapel Creek Community Development District Special Assessment (Þ) 45 3.375 05/01/41 35
Chapel Creek Community Development District Special Assessment (Þ) 65 4.000 05/01/52 51
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 78
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 230 5.500 10/01/36 234
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 346
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,750 4.000 10/01/51 2,261
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 935
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,004
City of Palmetto Revenue Bonds 75 5.250 06/01/52 75
City of Palmetto Revenue Bonds 150 5.375 06/01/57 150
City of Palmetto Revenue Bonds 125 5.625 06/01/62 127
City of Pompano Beach Revenue Bonds 135 1.450 01/01/27 121
City of Tampa Revenue Bonds 960 5.000 04/01/45 970
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,405
Coddington Community Development District Special Assessment (Þ) 100 5.750 05/01/52 102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,323
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 851
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 268
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 250
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 91
Connerton East Community Development District Special Assessment (Þ) 200 5.375 06/15/53 201
Coral Bay Lee County Community Development District Special Assessment (Þ) 50 5.625 05/01/52 50
Coral Keys Homes Community Development District Special Assessment 35 4.000 05/01/40 31
Cordova Palms Community Development District Special Assessment (Þ) 1,015 5.400 05/01/42 1,020
Cordova Palms Community Development District Special Assessment (Þ) 1,940 4.000 05/01/52 1,523
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 148
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 49
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 95
Coronado Community Development District Special Assessment 25 4.000 05/01/31 25
Coronado Community Development District Special Assessment 44 4.250 05/01/38 41
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 49
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 338
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 130
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 191
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,133
County of Lake Revenue Bonds 500 5.750 08/15/50 439
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,247
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,216
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,367
Creekview Community Development District Special Assessment 300 4.750 05/01/53 266
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 178
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 117
Crossings Community Development District Special Assessment (Þ) 175 5.125 05/01/52 166
Cypress Bay West Community Development District Special Assessment (Þ) 100 5.250 05/01/43 99
Cypress Bay West Community Development District Special Assessment (Þ) 100 5.500 05/01/53 99
Cypress Park Estates Community Development District Special Assessment (Þ) 100 5.000 05/01/42 96
Cypress Park Estates Community Development District Special Assessment (Þ) 100 5.125 05/01/52 95
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 100
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 145
Deer Run Community Development District Special Assessment 190 5.400 05/01/39 193
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 202
Deerbrook Community Development District Revenue Bonds (Þ) 100 5.500 05/01/53 100
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 346
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 76
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 121
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 59
Eagle Hammock Community Development District Special Assessment 250 5.375 05/01/52 247
Eagle Pointe Community Development District Special Assessment (Þ) 50 4.125 05/01/40 44
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 181
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 626
East Nassau Stewardship District Special Assessment 1,280 3.500 05/01/41 1,008
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 44
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 162
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 59
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 127
Edgewater East Community Development District Special Assessment 150 4.000 05/01/51 117

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Edgewater East Community Development District Special Assessment 470 4.000 05/01/52 366
Elevation Pointe Community Development District Special Assessment (Þ) 700 4.400 05/01/42 626
Enclave at Black Point Marina Community Development District Special Assessment 130 3.000 05/01/24 129
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 131
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 135
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 763
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,106
Entrada Community Development District Special Assessment (Þ) 100 4.000 05/01/52 78
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 517
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 186
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,774
Esplanade Lake Club Community Development District Special Assessment 135 4.125 11/01/50 110
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 78
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 445
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 55
Florida Development Finance Corp. Revenue Bonds (Þ) 100 2.375 06/01/27 96
Florida Development Finance Corp. Revenue Bonds (Þ) 200 5.250 06/15/29 197
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 89
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 860
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 75
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 6.250 01/01/49 214
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/49 842
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,465 6.500 01/01/49 3,339
Florida Development Finance Corp. Revenue Bonds (Þ) 3,245 7.375 01/01/49 3,216
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/50 86
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.250 06/01/50 103
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 94
Florida Development Finance Corp. Revenue Bonds 125 5.000 06/01/51 102
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 408
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,292
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/52 1,103
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 352
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 236
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 326
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/55 62
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 132
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 177
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 140
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 274
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 164
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,500 7.250 07/01/57 2,551
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 213
Florida Higher Educational Facilities Financial Authority Revenue Bonds 100 5.000 03/01/39 92
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 310
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,212
Florida Higher Educational Facilities Financial Authority Revenue Bonds 515 5.000 03/01/49 442
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 44
Forest Lake Community Development District Special Assessment (Þ) 455 5.375 05/01/42 464
Forest Lake Community Development District Special Assessment (Þ) 400 5.500 05/01/52 406

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Gracewater Sarasota Community Development District Special Assessment (Þ) 100 4.000 05/01/52 78
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 64
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 62
Grand Oaks Community Development District Special Assessment (Þ) 100 4.000 11/01/51 78
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 747
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 173
Grove Resort Community Development District Special Assessment (Þ) 50 4.000 05/01/52 39
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 90
Hammock Reserve Community Development District Special Assessment (Þ) 50 4.700 05/01/42 47
Hammock Reserve Community Development District Special Assessment (Þ) 165 5.000 05/01/52 157
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 90
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 90
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 82
Harmony on Lake Eloise Community Development District Special Assessment (Þ) 100 5.375 05/01/53 100
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,175
Hawks Point Community Development District Special Assessment (Þ) 185 4.250 05/01/35 186
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 86
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 151
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 79
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 130
Heights Community Development District County of Hillsborough Special
Assessment 150 5.000 01/01/38 150
Heights Community Development District County of Hillsborough Special
Assessment 300 5.000 01/01/50 281
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 82
Highlands Community Development District Special Assessment 200 4.250 05/01/36 194
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 420
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 100
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 20
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hills Minneola Community Development District Special Assessment (Þ) 60 4.000 05/01/40 52
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 182
Hillsborough County Industrial Development Authority Revenue Bonds 2,945 4.000 08/01/50 2,642
Hillsborough County Industrial Development Authority Revenue Bonds 2,055 4.000 08/01/55 1,809
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 148
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 174
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 75
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 244
K-Bar Ranch II Community Development District Special Assessment 165 4.000 05/01/51 130
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 77
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 78
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 51
Lake Deer Community Development District Special Assessment 275 5.625 05/01/53 267
Lake Emma Community Development District Special Assessment 50 5.250 05/01/43 50
Lake Emma Community Development District Special Assessment 100 5.500 05/01/53 100
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 83
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 481
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 653
Lakeshore Ranch Community Development District Special Assessment 30 3.125 05/01/24 30
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 101
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 75
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 916

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 101
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 81
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 100
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 152
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 307
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 99
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 228
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 241
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.900 05/01/50 78
Lakewood Ranch Stewardship District Special Assessment 145 3.875 05/01/51 111
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 625
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 95
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 90
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 32
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 98
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 90
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 44
Lee County Industrial Development Authority Revenue Bonds (Þ) 1,640 5.625 12/01/37 1,361
Lee County Industrial Development Authority Revenue Bonds 100 5.250 10/01/52 85
Lee County Industrial Development Authority Revenue Bonds 325 5.250 10/01/57 268
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 158
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 101
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 157
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 39
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 90
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 85
Mandarin Grove Community Development District Special Assessment (Þ) 175 6.625 05/01/53 183
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 202
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 245
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 115
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 521
Meadow Pointe IV Community Development District Special Assessment 110 3.400 05/01/24 109
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 112
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 637
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 74
Meadow View at Twin Creeks Community Development District Special Assessment 100 4.000 05/01/52 78
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 95
Merrick Square Community Development District Special Assessment (Þ) 100 5.625 05/01/53 101
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,513
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,759
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 919
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 401
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,143
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 119
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 173
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,001
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment 175 3.250 05/01/32 156
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 98
Mirada II Community Development District Special Assessment 125 4.000 05/01/51 98
Mirada II Community Development District Special Assessment 275 5.750 05/01/53 278

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 499
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 185
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 77
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 118
North Powerline Road Community Development District Special Assessment (Þ) 200 5.625 05/01/52 197
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 188
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 201
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 862
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 135
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 101
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 204
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 101
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,250
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 87
Palermo Community Development District Special Assessment 100 5.000 06/15/43 98
Palermo Community Development District Special Assessment 125 5.250 06/15/53 124
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 580
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 150
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 201
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 217
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 541
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 100
Palm Coast Park Community Development District Special Assessment 2,400 4.000 05/01/52 1,876
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 100
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 345
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 177
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 120
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 235
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 494
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 336
Parkway Center Community Development District Special Assessment Revenue
Bonds 130 4.375 05/01/31 128
Parkway Center Community Development District Special Assessment Revenue
Bonds 175 4.700 05/01/49 168
Parrish Lakes Community Development District Special Assessment 125 5.125 05/01/43 122
Parrish Lakes Community Development District Special Assessment (Þ) 50 5.375 05/01/43 49
Parrish Lakes Community Development District Special Assessment 150 5.400 05/01/53 145
Parrish Lakes Community Development District Special Assessment (Þ) 150 5.625 05/01/53 149
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 193
Peace Creek Community Development Special Assessment (Þ) 100 5.125 06/15/43 100
Peace Creek Community Development Special Assessment (Þ) 180 5.375 06/15/53 181
Portico Community Development District Special Assessment 25 3.625 05/01/40 20
Preserve at South Branch Community Development District Special Assessment
Bonds 535 5.250 11/01/38 545
Preserve at South Branch Community Development District Special Assessment
Bonds 100 4.000 11/01/39 90
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 540 5.050 05/01/39 540
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 895 5.200 05/01/49 866
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 763
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,554

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 28
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 76
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 50
River Glen Community Development District Special Assessment 600 4.000 05/01/51 472
Rivington Community Development District Special Assessment 300 4.000 05/01/52 235
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 742
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 102
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 201
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 155
Rustic Oaks Community Development District Special Assessment (Þ) 1,000 3.450 05/01/42 781
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 98
Saddle Creek Preserve of Polk County Community Development District Special
Assessment (Þ) 1,000 3.350 12/15/41 769
Saltmeadows Community Development District General Obligation Unlimited 125 5.500 05/01/53 125
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 23
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 52
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 40
Sandmine Road Community Development District Special Assessment (Þ) 100 6.000 11/01/52 103
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 374
Sarasota National Community Development District Special Assessment (Þ) 100 4.125 05/01/31 97
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 243
Sarasota National Community Development District Special Assessment (Þ) 200 4.125 05/01/41 176
Sawgrass Village Community Development District Special Assessment (Þ) 200 5.750 05/01/53 198
Scenic Terrace South Community Development District Special Assessment (Þ) 125 4.500 05/01/42 113
Scenic Terrace South Community Development District Special Assessment (Þ) 230 4.625 05/01/53 200
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 100
Seminole County Industrial Development Authority Revenue Bonds (Þ) 235 4.000 06/15/51 174
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 71
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 101
Seminole Palms Community Development District Special Assessment 100 5.700 05/01/53 100
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 101
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 173
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 76
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 195
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 136
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 423
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 101
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 275
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 18
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 579
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 59
Six Mile Creek Community Development District Special Assessment 50 4.250 11/01/50 41
Six Mile Creek Community Development District Special Assessment 75 4.000 05/01/51 59
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 125
Somerset Community Development District Special Assessment (Þ) 1,000 4.200 05/01/37 918
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,249
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 200
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 92
Southern Groves Community Development District No. 5 Special Assessment 115 3.125 05/01/41 85
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 504
Southern Groves Community Development District No. 5 Special Assessment 685 4.000 05/01/48 550

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southshore Bay Community Development District Special Assessment (Þ) 500 3.000 05/01/33 424
St. Augustine Lakes Community Development District Special Assessment 1,000 5.500 06/15/53 993
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 435
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 19
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 144
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 306
State of Florida Department of Transportation Turnpike System Revenue Bonds 1,000 3.000 07/01/51 756
Stellar North Community Development District Special Assessment (Þ) 890 3.200 05/01/41 663
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 105
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 188
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 135
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,125 3.750 12/15/50 906
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 100 5.500 06/15/53 101
Storey Creek Community Development District Special Assessment (Þ) 50 5.200 06/15/42 50
Storey Creek Community Development District Special Assessment (Þ) 75 5.375 06/15/52 74
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 504
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 12
Summer Woods Community Development District Special Assessment 20 4.000 05/01/51 16
Summer Woods Community Development District Special Assessment (Þ) 75 4.000 05/01/52 59
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 193
Talis Park Community Development District Special Assessment 100 4.000 05/01/33 95
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 39
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 96
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 381
Tern Bay Community Development District Special Assessment 500 4.000 06/15/52 391
Terreno Community Development District Special Assessment 100 5.250 05/01/53 97
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 948
Timber Creek Southwest Community Development District Special Assessment (Þ) 250 3.300 12/15/41 191
Timber Creek Southwest Community Development District Special Assessment (Þ) 1,250 4.000 12/15/51 981
Tohoqua Community Development District Special Assessment (Þ) 100 3.600 05/01/41 81
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 191
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 102
Toscana Isles Community Development District Special Assessment Revenue Bonds 215 5.375 11/01/39 219
Toscana Isles Community Development District Special Assessment Revenue Bonds 245 5.500 11/01/49 246
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 95
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 91
Town of Davie Educational Facilities Revenue Bonds 730 5.000 04/01/48 750
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 54
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 73
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 78
Triple Creek Community Development District Special Assessment 30 5.250 11/01/27 30
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 82
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 263
TSR Community Development District Special Assessment 200 5.000 11/01/39 199
TSR Community Development District Special Assessment 200 4.750 11/01/47 181
TSR Community Development District Special Assessment 485 5.125 11/01/49 465
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 271
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 78
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 97

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 94
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 127
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 191
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 159
Two Rivers East Community Development District Special Assessment (Þ) 275 5.875 05/01/53 275
Two Rivers North Community Development District Special Assessment (Þ) 150 5.250 05/01/52 145
Two Rivers West Community Development District Special Assessment (Þ) 150 6.000 05/01/43 153
Two Rivers West Community Development District Special Assessment (Þ) 300 6.250 05/01/53 306
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 503
Varrea South Community Development District Special Assessment (Þ) 125 5.400 05/01/53 125
V-Dana Community Development District Special Assessment (Þ) 500 3.125 05/01/31 448
V-Dana Community Development District Special Assessment (Þ) 100 5.250 05/01/43 100
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 79
V-Dana Community Development District Special Assessment (Þ) 200 5.500 05/01/54 201
Ventana Community Development District Special Assessment (Þ) 500 5.000 05/01/38 499
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 481
Veranda Community Development District II Special Assessment 80 5.875 11/01/32 81
Veranda Community Development District II Special Assessment 235 5.000 11/01/39 234
Veranda Community Development District II Special Assessment (Þ) 65 3.600 05/01/41 52
Veranda Community Development District II Special Assessment 315 5.125 11/01/49 302
Veranda Community Development District II Special Assessment (Þ) 55 4.000 05/01/51 43
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 192
Verano No. 1 Community Development District Special Assessment 95 4.750 11/01/25 95
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 98
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 253
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 95
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 241
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 48
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 493
Verano No. 4 Community Development District Special Assessment (Þ) 75 5.375 05/01/43 76
Verano No. 4 Community Development District Special Assessment (Þ) 75 5.625 05/01/53 76
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 76
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 38
Viera Stewardship District Special Assessment 125 3.125 05/01/41 94
Viera Stewardship District Special Assessment 100 5.300 05/01/43 99
Viera Stewardship District Special Assessment 250 5.500 05/01/54 247
Village Community Development District No. 13 Special Assessment (Þ) 260 3.250 05/01/40 209
Village Community Development District No. 13 Special Assessment (Þ) 575 3.500 05/01/51 430
Village Community Development District No. 13 Special Assessment 320 3.250 05/01/52 226
Village Community Development District No. 14 Special Assessment (Þ) 1,000 5.500 05/01/53 1,029
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 203
Village Community Development District No. 15 Special Assessment (Þ) 400 5.250 05/01/54 405
Villages of Glen Creek Community Development District Special Assessment (Þ) 75 4.000 05/01/52 59
Villages of Glen Creek Community Development District Special Assessment (Þ) 100 5.250 05/01/53 96
Villamar Community Development District Special Assessment 905 4.625 05/01/39 854
Villamar Community Development District Special Assessment (Þ) 615 4.000 11/01/51 483
Villamar Community Development District Special Assessment (Þ) 500 4.125 05/01/52 400
Villamar Community Development District Special Assessment 1,310 5.750 05/01/53 1,311
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 89
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 243
Waterford Community Development District Special Assessment 50 5.375 05/01/43 50

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Waterford Community Development District Special Assessment 75 5.600 05/01/53 75
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 146
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 150
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 254
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 151
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 146
Wellness Ridge Community Development District Special Assessment (Þ) 125 5.125 06/15/43 125
Wellness Ridge Community Development District Special Assessment (Þ) 125 5.375 06/15/53 126
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 62
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 99
West Port Community Development District Special Assessment (Þ) 90 3.400 05/01/41 70
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,341
West Port Community Development District Special Assessment (Þ) 50 5.250 05/01/52 48
West Villages Improvement District Revenue Bonds (Þ) 100 5.375 05/01/43 101
West Villages Improvement District Revenue Bonds (Þ) 200 5.625 05/01/53 202
West Villages Improvement District Special Assessment 135 4.750 05/01/39 129
West Villages Improvement District Special Assessment (Þ) 1,935 3.500 05/01/41 1,530
West Villages Improvement District Special Assessment 50 5.375 05/01/42 50
West Villages Improvement District Special Assessment 210 5.000 05/01/50 198
West Villages Improvement District Special Assessment 150 5.500 05/01/53 150
West Virginia Economic Development Authority Revenue Bonds 100 5.375 05/01/43 99
West Virginia Economic Development Authority Revenue Bonds (Þ) 335 5.600 05/01/53 331
West Virginia Economic Development Authority Revenue Bonds 150 5.625 05/01/53 150
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 91
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 90
Westside Community Development District Special Assessment 815 4.000 05/01/50 645
Westside Haines City Community Development District Special Assessment 100 4.000 05/01/52 78
Westview North Community Development District Special Assessment (Þ) 100 6.000 06/15/52 102
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 101
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 112
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 212
Willows Community Development District Special Assessment (Þ) 100 5.750 05/01/52 102
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 733
Wind Meadows South Community Development District Special Assessment (Þ) 125 5.625 05/01/53 126
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 96
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 94
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 82
Windward Community Development District Special Assessment 80 4.400 11/01/35 75
Zephyr Lakes Community Development District Special Assessment (Þ) 50 3.375 05/01/41 39
Zephyr Lakes Community Development District Special Assessment (Þ) 50 4.000 05/01/51 39
182,756
Georgia - 1.6%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,844
Bartow County Development Authority Revenue Bonds (~)(Ê) 3,000 1.500 11/01/62 3,000
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 834
Development Authority of Burke County Revenue Bonds 125 2.200 10/01/32 100
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,445
Development Authority of Cobb County (The) Revenue Bonds (ae) 50 5.000 07/15/38 52
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 72
George L Smith II Congress Center Authority Revenue Bonds 60 3.625 01/01/31 53
George L Smith II Congress Center Authority Revenue Bonds 60 5.000 01/01/36 57

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
George L Smith II Congress Center Authority Revenue Bonds 3,795 4.000 01/01/54 3,210
George L Smith II Congress Center Authority Revenue Bonds 2,320 5.000 01/01/54 1,946
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 923
Lawson Dunes Community Development District Special Assessment (Þ) 50 5.000 05/01/42 49
Lawson Dunes Community Development District Special Assessment (Þ) 100 5.125 05/01/52 95
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 500 5.000 09/01/53 526
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 350
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,500
Municipal Electric Authority of Georgia Revenue Bonds 3,220 4.000 01/01/49 3,073
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,431
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,013
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,047
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,012
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 214
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 175
27,021
Guam - 0.8%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 90
American Samoa Economic Development Authority Revenue Bonds (Þ) 125 5.000 09/01/38 123
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 101
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 79
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 100
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 99
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 93
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 99
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,703
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,255
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 741
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 542
Guam Government Waterworks Authority Revenue Bonds 4,090 5.000 07/01/35 4,122
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,620
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 1,014
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 208
Territory of Guam Revenue Bonds 500 5.000 12/01/31 514
Territory of Guam Revenue Bonds 500 5.000 11/01/35 521
14,024
Hawaii - 0.3%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,226
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,045
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,970 5.000 01/01/30 1,899
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 541
4,711
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 816
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 401
1,217
Illinois - 9.5%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,108
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,359
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 230
Chicago Board of Education General Obligation Unlimited (µ) 250 3.634 12/01/27 210
Chicago Board of Education General Obligation Unlimited (µ) 500 5.000 12/01/28 529

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited (µ) 105
Zero
coupon 12/01/29 81
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/29 1,055
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 265
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 222
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,671
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/31 343
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/32 369
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 321
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/33 1,054
Chicago Board of Education General Obligation Unlimited 490 5.000 12/01/34 499
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 737
Chicago Board of Education General Obligation Unlimited 500 5.000 12/01/36 504
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,857
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,022
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 75
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,698
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,163
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 516
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 700
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,436
Chicago Board of Education General Obligation Unlimited 1,775 5.000 12/01/46 1,731
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,527
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,616
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 534
Chicago Board of Education Revenue Bonds 540 5.000 04/01/42 549
Chicago Board of Education Revenue Bonds 100 5.000 04/01/46 101
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,630
Chicago Board of Education Revenue Bonds 1,800 4.000 12/01/47 1,537
Chicago Board of Education Revenue Bonds 4,905 5.000 12/01/47 4,850
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 1,001
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 198
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,000
Chicago O'Hare International Airport Revenue Bonds 500 5.000 01/01/52 506
Chicago O'Hare International Airport Revenue Bonds 1,165 5.250 01/01/53 1,223
Chicago O'Hare International Airport Revenue Bonds (µ) 600 5.500 01/01/53 637
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,579
Chicago Wastewater Transmission Revenue Bonds (µ) 75 5.250 01/01/42 78
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 201
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 47
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,498
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 254
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,269
City of Chicago General Obligation Unlimited (ae) 210 5.250 01/01/28 216
City of Chicago General Obligation Unlimited 290 5.250 01/01/28 295
City of Chicago General Obligation Unlimited 360 5.000 01/01/29 384
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 255
City of Chicago General Obligation Unlimited 940 5.000 01/01/32 1,008
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 921
City of Chicago General Obligation Unlimited 1,000 5.000 01/01/35 1,007
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,019

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,298
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,497
City of Chicago General Obligation Unlimited 200 5.500 01/01/43 213
City of Chicago General Obligation Unlimited 6,025 5.500 01/01/49 6,294
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,002
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 414
Illinois Finance Authority Revenue Bonds 1,050 5.000 05/15/33 963
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 416
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,173
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,025
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,843
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 638
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 673
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,466
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 981
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 95
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 91
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 255
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,466
Illinois Finance Authority Revenue Bonds (Þ) 2,705 6.125 04/01/49 2,531
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 2,011
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 40
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/51 178
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 93
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 253
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 198
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 506
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 858
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 39
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/56 174
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 447
Illinois Finance Authority Revenue Bonds (~)(Ê) 7,400 4.250 08/15/57 7,400
Illinois Finance Authority Revenue Bonds (Þ) 600 6.125 04/01/58 551
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 509
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 924
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 593
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 268
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 240
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 212
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 291
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305 4.341 06/15/30 234
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,102
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 664
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 488
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,060
Metropolitan Pier & Exposition Authority Revenue Bonds 250 4.000 06/15/50 230
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 1,014
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 2,559
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 5,466

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds 400 5.047 12/15/54 88
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 335
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 1,347
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 727
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,697
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,016
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,677
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,336
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 404
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 756
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,146
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,011
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 4,074
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 270
State of Illinois General Obligation Unlimited 2,750 5.000 05/01/32 2,939
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,252
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,069
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 524
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,004
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 109
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,684
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/40 972
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,413
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 795
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,891
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 247
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 257
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 247
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,366
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 85
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 300 5.750 03/01/53 286
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 177
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 917
159,782
Indiana - 0.6%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 798
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 967
Indiana Finance Authority Revenue Bonds 290 3.000 11/01/30 265
Indiana Finance Authority Revenue Bonds 2,195 4.250 11/01/30 2,208
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 86
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,005
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 83
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 202
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 45
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 519
Indiana Municipal Power Agency Revenue Bonds 435 5.000 01/01/42 445
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,583
Town of Upland Revenue Bonds 200 2.500 09/01/50 121
9,327
Iowa - 0.9%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,657
Iowa Finance Authority Revenue Bonds 1,700 5.000 12/01/50 1,716

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 204
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 71
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,518
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/50 2,811
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 103
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 4,860 4.000 06/01/49 4,439
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 2,285
Zero
coupon 06/01/65 264
State of Iowa Board of Regents Revenue Bonds 750 3.000 09/01/61 527
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,335
14,645
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 54
City of Manhattan Revenue Bonds 150 4.000 06/01/52 103
City of Prairie Village Tax Allocation 35 2.875 04/01/30 31
City of Prairie Village Tax Allocation 60 3.125 04/01/36 49
City of Topeka Revenue Bonds 180 6.500 12/01/52 178
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 70
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 69
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 128
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 41
Wyandotte County City Unified Government Revenue Bonds (Þ) 5,000
Zero
coupon 09/01/34 1,941
Wyandotte County City Unified Government Revenue Bonds 370 4.500 06/01/40 341
3,005
Kentucky - 1.1%
City of Henderson Revenue Bonds 3,000 3.700 01/01/32 2,924
City of Henderson Revenue Bonds 350 4.450 01/01/42 337
City of Henderson Revenue Bonds 1,050 4.700 01/01/52 997
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 343
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 254
County of Meade Revenue Bonds (~)(Ê) 8,400 3.350 08/01/61 8,400
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 146
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,489
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 98
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 93
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,764
Kentucky State University Certificate of Participation (µ) 500 4.000 11/01/51 482
18,327
Louisiana - 0.7%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 144
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 320
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/50 1,048
Juban Crossing Economic Development District Revenue Bonds (Þ) 600 7.000 09/15/44 602
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 90
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 79
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 739
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 174
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 205
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 610
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 460
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 305

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 283
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 189
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 99
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 94
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.375 06/01/52 96
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 159
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 99
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 140
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.500 06/01/62 146
Louisiana Public Facilities Authority Revenue Bonds (Þ) 500 6.625 06/15/62 493
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 2,002
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 108
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 135
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,023
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 991
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.375 06/01/37 995
11,828
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (Þ) 925 8.000 12/01/51 607
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 516
Maine Health & Higher Educational Facilities Authority Revenue Bonds 265 4.000 07/01/50 248
1,371
Maryland - 1.7%
Baltimore Convention Center Hotel Revenue Bonds 150 5.000 09/01/35 150
Baltimore Convention Center Hotel Revenue Bonds 460 5.000 09/01/42 430
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/45 134
Baltimore Research Park Project Revenue Bonds 865 4.000 01/01/50 742
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 83
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 81
City of Baltimore Revenue Bonds 100 5.000 09/01/28 100
City of Baltimore Revenue Bonds 150 5.000 09/01/38 150
City of Baltimore Revenue Bonds 180 5.000 09/01/39 172
City of Baltimore Revenue Bonds 365 5.000 09/01/46 333
City of Baltimore Revenue Bonds (Þ) 130 5.000 06/01/51 124
City of Brunswick Special Tax 100 5.000 07/01/36 101
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 168
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 281
County of Frederick Educational Facilities Revenue Bonds (Þ) 1,705 5.000 09/01/45 1,546
County of Frederick Special Tax 235 4.000 07/01/50 206
County of Frederick Tax Allocation (Þ) 2,110 4.625 07/01/43 2,039
County of Prince George's Special Obligation Tax Allocation (Þ) 115 5.250 07/01/48 113
Maryland Economic Development Corp. Revenue Bonds (Þ) 400 3.997 04/01/34 312
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,014
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 71
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/47 2,580
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 12/31/47 1,047
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 93
Maryland Economic Development Corp. Revenue Bonds 75 5.000 07/01/50 77
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 5,122
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,620
Maryland Economic Development Corp. Revenue Bonds 150 5.000 07/01/56 153
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 121

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 553
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 313
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 45
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 603
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 24
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,254
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,011
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,500 4.000 01/01/51 1,281
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 92
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 100
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 297
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 235
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 168
28,239
Massachusetts - 0.8%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,513
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,423
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,596
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 957
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 958
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 101
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 884
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,098
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 149
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 2,020
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 151
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/48 917
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 224
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 272
Massachusetts Educational Financing Authority Revenue Bonds 400 2.000 07/01/37 338
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,373
13,974
Michigan - 2.0%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,122
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 65
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 42
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,034
City of Detroit General Obligation Unlimited 200 5.500 04/01/31 216
City of Detroit General Obligation Unlimited 100 5.500 04/01/32 108
City of Detroit General Obligation Unlimited 100 5.500 04/01/33 108
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 38
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,027
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 54
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 53
City of Detroit General Obligation Unlimited 535 5.500 04/01/36 571
City of Detroit General Obligation Unlimited 565 5.500 04/01/37 601
City of Detroit General Obligation Unlimited 100 5.500 04/01/38 106
City of Detroit General Obligation Unlimited 100 5.500 04/01/39 105
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 368

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 100 5.500 04/01/40 105
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 68
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 67
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 112
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 593
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 779
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 999
City of Detroit General Obligation Unlimited 175 5.500 04/01/50 181
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,000 5.000 07/01/48 1,003
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 800
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 190
Grand Rapids Charter Township Revenue Bonds 100 5.000 05/15/44 89
Kalamazoo Economic Development Corp. Revenue Bonds 250 5.000 05/15/55 200
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 77
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 77
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 19
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 999
Michigan Finance Authority Revenue Bonds 700 4.000 02/01/29 663
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 307
Michigan Finance Authority Revenue Bonds (µ) 1,000 5.000 07/01/36 1,008
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,626
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 396
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 78
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 79
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 616
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 23
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,587
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 80
Michigan Finance Authority Revenue Bonds 80 5.000 06/01/49 82
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 22
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 305
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 72
Michigan Finance Authority Revenue Bonds 16,305 4.785 06/01/65 1,592
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 931
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 119
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 894
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 89
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 416
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,019
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 298
Michigan Tobacco Settlement Finance Authority Revenue Bonds 10,000 8.675 06/01/46 1,039
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 494
Michigan Tobacco Settlement Finance Authority Revenue Bonds 33,655
Zero
coupon 06/01/58 1,405
Tipton Academy Revenue Bonds 320 4.000 06/01/51 219
Universal Academy Revenue Bonds 500 4.000 12/01/31 473
Universal Academy Revenue Bonds 65 4.000 12/01/40 56
33,964
Minnesota - 0.6%
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 486
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,918
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,406

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of St Cloud Revenue Bonds 125 4.000 05/01/49 117
City of Woodbury Revenue Bonds 50 4.000 12/01/40 44
City of Woodbury Revenue Bonds 25 4.000 12/01/50 20
Duluth Economic Development Authority Revenue Bonds 400 4.000 06/15/36 378
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 84
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 189
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,524
Duluth Economic Development Authority Revenue Bonds (Æ)(Ø) 500 5.625 12/01/55 235
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,468
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 35
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 44
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 72
Duluth Independent School District No. 709 Certificate of Participation 705 4.200 03/01/34 679
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 200 5.500 12/01/57 200
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 90
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 90
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 141
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 231
10,451
Mississippi - 0.3%
Mississippi Business Finance Corp. Revenue Bonds (Þ) 1,310 4.000 10/15/30 1,103
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 893
Mississippi Business Finance Corp. Revenue Bonds (~)(ae)(Ê) 250 7.750 07/15/47 187
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/31 105
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/32 105
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/33 104
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 949
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 825
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 856
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 167
5,294
Missouri - 0.8%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 192
Branson Industrial Development Authority Tax Allocation 105 5.500 06/01/29 99
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 76
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,600 4.000 03/01/41 1,369
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 121
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 199
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,137
City of St. Louis Industrial Development Authority Revenue Bonds 100 4.750 11/15/47 74
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 250
Joplin Industrial Development Authority Revenue Bonds 100 3.500 11/01/40 91
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 168
Kansas City Industrial Development Authority Revenue Bonds (µ) 2,775 5.000 03/01/49 2,857
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,190
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 233
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,560 5.000 05/01/40 1,566
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 827
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 160
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 133
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 437
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.125 05/01/35 21

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 619
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 454
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 394
University City Industrial Development Authority Revenue Bonds 225 4.875 06/15/36 225
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 500
14,392
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 772
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,513
2,285
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,030
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 36
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 64
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 46
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 37
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 23
Las Vegas Convention & Visitors Authority Revenue Bonds 70 5.000 07/01/29 78
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 53
Las Vegas Convention & Visitors Authority Revenue Bonds 35 5.000 07/01/35 38
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 162
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 253
Las Vegas Special Improvement District No. 607 Special Assessment 30 5.000 06/01/24 30
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 24
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 66
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 47
Nevada Department of Business & Industry Revenue Bonds (Þ) 1,100 5.000 07/15/37 1,092
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,033
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 162
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 170
4,483
New Hampshire - 0.3%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 90
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 138
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 310 3.750 07/01/45 242
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 757
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/34 412
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 415 5.000 08/01/35 436
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 430 5.000 08/01/36 450
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 499
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 455 5.000 08/01/37 473
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/38 498
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 08/01/39 517
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/40 495
5,007
New Jersey - 4.2%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 499
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 448
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 267
Atlantic City General Obligation Unlimited (µ) 45 5.000 03/01/42 47

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 498
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 706
New Jersey Economic Development Authority Revenue Bonds 480 5.125 09/15/23 480
New Jersey Economic Development Authority Revenue Bonds (µ) 1,360 7.425 02/15/29 1,462
New Jersey Economic Development Authority Revenue Bonds 2,750 5.250 09/15/29 2,755
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 505
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 500
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 533
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 538
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 205
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 655
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,248
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,241
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 92
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,003
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,113
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 149
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 891
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 349
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 298
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,240
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 477
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 556
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 4.168 12/15/30 1,842
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 304
New Jersey Transportation Trust Fund Authority Revenue Bonds 385 4.000 12/15/31 398
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 557
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 341
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 488
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 65
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 396
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,950 5.130 12/15/35 1,816
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 337
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,450 4.342 12/15/36 2,000
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 2,169
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 489
New Jersey Transportation Trust Fund Authority Revenue Bonds 6,735 4.649 12/15/37 3,676
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,331
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 681
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 323
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,422
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,746
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 159
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 60
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,425 4.000 06/15/50 1,348
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,759
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 101
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,463
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,364
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,610
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 319

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 948
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,010
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,014
Tobacco Settlement Financing Corp. Revenue Bonds 3,465 5.000 06/01/46 3,465
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 718
71,474
New York - 7.2%
Brooklyn Arena Local Development Corp. Revenue Bonds 1,380 5.000 07/15/42 1,380
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 23
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 320
Brooklyn Arena Local Development Corp. Revenue Bonds 510
Zero
coupon 07/15/46 154
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 82
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 164
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 374
Build NYC Resource Corp. Revenue Bonds 500 6.500 07/01/42 497
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/51 73
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 299
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 740
Build NYC Resource Corp. Revenue Bonds (Þ) 150 5.000 12/01/51 125
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 92
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 55
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 254
Build NYC Resource Corp. Revenue Bonds 150 6.500 07/01/52 147
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 98
Build NYC Resource Corp. Revenue Bonds (Þ) 200 5.000 12/01/55 163
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 44
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 91
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 379
Build NYC Resource Corp. Revenue Bonds 150 6.500 07/01/57 144
Build NYC Resource Corp. Revenue Bonds 100 4.750 06/15/58 93
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 504
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 96
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 2,064
Dutchess County Local Development Corp. Revenue Bonds (Þ) 275 5.000 07/01/45 278
Dutchess County Local Development Corp. Revenue Bonds 1,625 5.000 07/01/46 1,627
Dutchess County Local Development Corp. Revenue Bonds (Þ) 2,000 5.000 07/01/51 2,005
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 240
Genesee County Funding Corp./The Revenue Bonds 1,875 5.250 12/01/52 1,947
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 31
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 486
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 642
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 548
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 939
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 155
Metropolitan Transportation Authority Revenue Bonds 95 5.000 11/15/27 98
Metropolitan Transportation Authority Revenue Bonds 60 5.000 11/15/29 62
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 141
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 324
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 690 5.000 11/15/38 690

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 18
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 365
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,523
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,444
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 509
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,566
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 186
Metropolitan Transportation Authority Revenue Bonds (µ) 100 4.000 11/15/48 97
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 871
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,970
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 300
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,180
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 699
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 589
New York City Industrial Development Revenue Bonds (µ) 1,325 3.000 01/01/46 1,010
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 90
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 1,027
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 1,445 4.500 06/15/44 1,445
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 4,230 0.980 08/01/42 4,230
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 606
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 326
New York Liberty Development Corp. Revenue Bonds (Þ) 1,300 5.375 11/15/40 1,302
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 748
New York Liberty Development Corp. Revenue Bonds (Þ) 11,865 5.000 11/15/44 11,621
New York Liberty Development Corp. Revenue Bonds (Þ) 1,675 7.250 11/15/44 1,693
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,963
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/29 906
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 400
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,105
New York State Dormitory Authority Revenue Bonds (µ) 520 3.000 09/01/50 386
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 385
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 513
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 881
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,849
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 970
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 481
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,423
New York State Thruway Authority Revenue Bonds 3,000 5.000 12/01/34 3,261
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,008
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 396
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,753
New York Transportation Development Corp. Revenue Bonds 140 2.250 08/01/26 135
New York Transportation Development Corp. Revenue Bonds 1,370 5.000 08/01/26 1,373
New York Transportation Development Corp. Revenue Bonds 70 5.000 01/01/29 72
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 01/01/30 1,035
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,915
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 470
New York Transportation Development Corp. Revenue Bonds 1,530 5.250 08/01/31 1,586
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/33 103
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,297

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 2,150
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 2,023
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 784
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/38 1,590
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,671
New York Transportation Development Corp. Revenue Bonds 875 5.000 10/01/40 898
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 74
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,641
New York Transportation Development Corp. Revenue Bonds 2,875 5.000 07/01/41 2,871
New York Transportation Development Corp. Revenue Bonds 4,650 4.375 10/01/45 4,499
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 932
New York Transportation Development Corp. Revenue Bonds 2,275 5.250 01/01/50 2,276
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 88
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 177
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 49
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 218
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,785
Triborough Bridge & Tunnel Authority Revenue Bonds 1,850 4.250 05/15/58 1,840
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 86
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 24
Yonkers Economic Development Corp. Revenue Bonds 50 5.000 10/15/40 47
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 27
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 67
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 26
121,642
North Carolina - 0.8%
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 327
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 458
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 851
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,813
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,672
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 88
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 20
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 933
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 07/01/49 1,273
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 244
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 276
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,510
North Carolina Medical Care Commission Revenue Bonds 900 4.000 01/01/52 643
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,091
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,013
13,212
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 500 4.000 12/01/46 415
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 144
County of Burleigh Revenue Bonds 395 5.200 04/15/46 357
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 890
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/48 2,026
3,832
Ohio - 4.5%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,026
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 459

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 173
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 230
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,592
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 27,800 5.000 06/01/55 25,838
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 21,025 6.259 06/01/57 2,682
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 94
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 128
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 934
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,587
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 85
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.500 12/01/55 88
Columbus-Franklin County Finance Authority Revenue Bonds 1,440 4.000 11/15/38 1,440
County of Darke Revenue Bonds 50 4.000 09/01/40 43
County of Darke Revenue Bonds 50 4.000 09/01/45 41
County of Darke Revenue Bonds 75 5.000 09/01/49 69
County of Franklin Revenue Bonds 400 5.250 07/01/41 386
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,054
County of Franklin Revenue Bonds 520 5.250 11/15/55 446
County of Lucas Hospital Revenue Bonds 3,800 5.250 11/15/48 3,312
County of Lucas Revenue Bonds 85 4.000 11/15/45 60
Cuyahoga County Hospital Revenue Bonds 185 5.000 05/15/32 177
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,014
Cuyahoga County Hospital Revenue Bonds (Æ)(Ø) 225 5.375 05/15/37 213
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,144
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 374
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 3,195
Cuyahoga County Hospital Revenue Bonds 2,000 5.500 02/15/57 2,029
Franklin County Convention Facilities Authority Revenue Bonds 350 5.000 12/01/35 350
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 985
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,096
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 19
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 22
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 99
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 217
Ohio Air Quality Development Authority Revenue Bonds (Þ) 270 4.250 01/15/38 267
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,465 4.500 01/15/48 3,339
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,299
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,822
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 981
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 208
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,485
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 264
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 285
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,374
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 351
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 125 4.250 12/01/50 100
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 173
Southern Ohio Port Authority Revenue Bonds (Þ) 275 6.500 12/01/30 235
Southern Ohio Port Authority Revenue Bonds (Þ) 1,575 7.000 12/01/42 1,175
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 103
State of Ohio Revenue Bonds 350 3.000 01/15/45 266

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,799
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 246
State of Ohio Revenue Bonds 25 4.000 01/15/50 23
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 897
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 82
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 840
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 38
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 112
75,465
Oklahoma - 0.4%
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 2
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 194
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 470
Oklahoma Development Finance Authority Revenue Bonds 2,175 5.500 08/15/52 2,163
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 1
Oklahoma Development Finance Authority Revenue Bonds 525 5.500 08/15/57 516
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,555 5.000 06/01/35 1,563
Tulsa Airports Improvement Trust Revenue Bonds 500 5.500 12/01/35 501
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 160 4.375 12/01/41 145
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 740 4.000 12/01/43 632
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,003
7,190
Oregon - 0.6%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 648
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 23
County of Yamhill Revenue Bonds 350 4.000 12/01/41 337
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,474
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 198
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 936
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,536
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 32
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 897
Oregon State Facilities Authority Revenue Bonds 300 4.000 10/01/51 253
Salem Hospital Facility Authority Revenue Bonds 1,000 4.000 05/15/47 768
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,562
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 96
9,760
Pennsylvania - 5.0%
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,625
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 898
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,680
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 252
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 231
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 1,010 3.000 06/15/31 858
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 80
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 73
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 71
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,860 5.000 05/01/28 1,897
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 750 5.000 05/01/32 799
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 509

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,019
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 500 5.000 05/01/42 504
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 3,700 5.000 05/01/42 3,700
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 620 5.250 05/01/42 620
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 465 6.000 05/01/42 477
Berks County Industrial Development Authority Revenue Bonds 50 5.000 11/01/29 33
Berks County Industrial Development Authority Revenue Bonds 110 5.000 11/01/30 72
Berks County Industrial Development Authority Revenue Bonds 75 5.000 11/01/34 49
Berks County Industrial Development Authority Revenue Bonds 325 3.750 11/01/42 194
Berks County Industrial Development Authority Revenue Bonds 725 4.000 11/01/47 433
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 485
Berks County Municipal Authority Revenue Bonds 1,090 5.000 11/01/40 706
Berks County Municipal Authority Revenue Bonds 325 5.000 11/01/44 210
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 1,092
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 509
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 1,914
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 784
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 611
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,728
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,994
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,203
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 252
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,699
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 310
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,270
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 240
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,503
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 842
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 905
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,704
Doylestown Hospital Authority Revenue Bonds 295 3.950 07/01/24 285
Doylestown Hospital Authority Revenue Bonds 400 5.000 07/01/25 394
Doylestown Hospital Authority Revenue Bonds 425 5.000 07/01/26 417
Doylestown Hospital Authority Revenue Bonds 100 5.000 07/01/27 98
Doylestown Hospital Authority Revenue Bonds 100 5.000 07/01/28 98
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/41 45
Doylestown Hospital Authority Revenue Bonds 50 4.000 07/01/45 37
Doylestown Hospital Authority Revenue Bonds 200 5.000 07/01/46 174
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 82
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 79
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 399
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 115
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 89
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 72
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,819
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 517
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 975
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 912
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 593

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,207
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 1,978
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 514
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 100
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 96
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/57 802
Mercer County Industrial Development Authority Revenue Bonds (Þ) 200 6.125 10/01/50 141
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,448
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,528
Montgomery County Industrial Development Authority Revenue Bonds 135 5.000 11/15/45 128
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,748
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,647
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 52
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 70
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 892
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,256
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,754
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 121
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 9,357
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 130
Pennsylvania Economic Development Financing Authority Revenue Bonds 500 5.000 12/31/57 517
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 753
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 365 6.250 09/01/33 366
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 287
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 2,500 5.250 09/01/50 2,515
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,053
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,280
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 99
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 900
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 212
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 700
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 148
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 134
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 133
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/32 515
Scranton Redevelopment Authority Revenue Bonds 85 5.000 11/15/28 84
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 2,036
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 200
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 351
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 265
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 314
West Cornwall Township Municipal Authority Revenue Bonds 370 4.000 11/15/41 298
West Cornwall Township Municipal Authority Revenue Bonds 525 4.000 11/15/46 400
83,764
Puerto Rico - 6.6%
Commonwealth of Puerto Rico General Obligation Unlimited 60
Zero
coupon 07/01/24 58
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,356
Commonwealth of Puerto Rico General Obligation Unlimited 1,653 5.625 07/01/29 1,766
Commonwealth of Puerto Rico General Obligation Unlimited 2,601 5.750 07/01/31 2,835
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 3,929

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Puerto Rico General Obligation Unlimited 2,559 4.000 07/01/33 2,428
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,632
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 755
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,251
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 2,238 1.000 11/01/43 1,147
Commonwealth of Puerto Rico General Obligation Unlimited 3,162 4.000 07/01/46 2,631
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 1,808 1.000 11/01/51 860
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 4,911 7.500 08/20/40 4,027
HTA CL 6 Trust Special Assessment 615 5.250 07/01/38 616
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 573
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Æ)(Ø)(Þ) 600 3.750 07/01/27 570
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 850 5.000 07/01/33 868
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,025 5.000 07/01/35 2,050
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,100 5.000 07/01/37 1,106
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 3,830 4.000 07/01/42 3,365
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 13,025 5.000 07/01/47 12,845
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 289
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 675 5.250 07/01/26 251
Puerto Rico Electric Power Authority Revenue Bonds 135 5.250 07/01/26 50
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,685 5.250 07/01/27 628
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,125 5.000 07/01/28 1,164
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,930 1.480 07/01/29 2,731
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 428
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,830 5.000 07/01/32 1,427
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 98
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 344
Puerto Rico Electric Power Authority Revenue Bonds 135 7.000 07/01/33 50
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 244
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 970 6.750 07/01/36 361
Puerto Rico Electric Power Authority Revenue Bonds 325 5.000 07/01/37 121
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 5.500 07/01/38 373
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,340 5.250 07/01/40 1,244
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,375 5.000 07/01/42 512
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 373
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø)(Š) 60 5.000 07/01/28 60
Puerto Rico Highway & Transportation Authority Revenue Bonds 5,900
Zero
coupon 07/01/32 3,753
Puerto Rico Highway & Transportation Authority Revenue Bonds 1,234 5.000 07/01/53 775
Puerto Rico Highway & Transportation Authority Revenue Bonds 5,914 5.000 07/01/62 5,811
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 41 3.941 07/01/24 39
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 475 5.250 08/01/24 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 336
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273
Zero
coupon 07/01/29 213
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 178
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 380
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 218
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,437 4.329 07/01/40 8,883
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 221 4.550 07/01/40 214
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,389
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 30,710 5.709 07/01/46 8,760

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 7,810 5.772 07/01/51 1,658
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 29
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,898 4.750 07/01/53 2,744
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,024 4.784 07/01/58 1,906
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 14,579 5.000 07/01/58 14,189
111,366
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 967
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 514
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 572
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,833
3,886
South Carolina - 0.8%
Berkeley County Special Assessment 500 4.000 11/01/30 473
County of Berkeley Special Assessment 2,250 4.250 11/01/40 1,950
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 8.750 07/01/25 101
South Carolina Jobs-Economic Development Authority Revenue Bonds 135 5.000 11/15/47 127
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 449
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,318
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 375
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,852
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,330
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,051
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 252
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,568
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 129
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 726
12,701
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,696
County of Lincoln Revenue Bonds 75 4.000 08/01/56 59
County of Lincoln Revenue Bonds 650 4.000 08/01/61 500
2,255
Tennessee - 0.3%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 499
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,000
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 265
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 239
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 102
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,375
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 61
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 82
4,623
Texas - 5.1%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 22
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 40
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 38
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 381
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 90
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê) 175 4.500 06/15/56 173

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 4.875 06/15/56 215
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 135
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 486
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 102
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 686
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 658
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 326
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 61
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 46
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 620
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 496
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 916
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,869
Cedar Bayou Navigation District Special Assessment (Þ) 585 6.000 09/15/51 474
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 949
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 104
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,020
City of Anna Special Assessment (Þ) 136 4.250 09/15/51 112
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 454
City of Anna Special Assessment (Þ) 175 6.000 09/01/52 176
City of Arlington Tax Allocation 920 4.000 08/15/41 835
City of Aubrey Revenue Bonds 630 7.250 09/01/45 650
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 187
City of Austin Special Assessment (Þ) 100 5.500 11/01/51 100
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds (Þ) 230 5.125 11/01/33 228
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 269
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 92
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 113
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 22
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 26
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 912
City of Celina Special Assessment (Þ) 155 4.125 09/01/39 140
City of Celina Special Assessment (µ) 1,974 2.625 09/01/40 1,449
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 59
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 54
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 41
City of Celina Special Assessment (Þ) 100 6.250 09/01/42 101
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 85
City of Celina Special Assessment 50 6.250 09/01/45 51
City of Celina Special Assessment 100 7.500 09/01/45 101
City of Celina Special Assessment 1,845 4.375 09/01/49 1,589
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 108
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 82
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 78
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 92
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 205
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 100
City of Celina Special Assessment (Þ) 130 5.750 09/01/52 131
City of Celina Special Assessment (Þ) 125 6.500 09/01/52 126

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment (Þ) 650 6.750 09/01/52 649
City of Celina Special Assessment (Þ) 375 5.500 09/01/53 371
City of Celina Special Assessment (Þ) 140 6.000 09/01/53 140
City of Celina Special Assessment (Þ) 125 6.125 09/01/53 126
City of Crandall Special Assessment (Þ) 306 6.125 09/15/32 312
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 88
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 94
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 86
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 94
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 514
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 182
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 101
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 99
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 79
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 83
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 89
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 91
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 228
City of Fate Special Assessment (Þ) 100 5.375 08/15/53 99
City of Forney Special Assessment (Þ) 630 6.500 09/15/53 608
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 147
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 88
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 87
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 85
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 584
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 98
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 141
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 175
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 157
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 298
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 747
City of Houston Airport System Revenue Bonds 3,095 5.000 07/15/28 3,142
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 501
City of Houston Airport System Revenue Bonds 1,100 5.000 07/15/30 1,107
City of Houston Airport System Revenue Bonds 2,800 5.000 07/15/35 2,805
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 512
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 505
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 162
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 235
City of Hutto Special Assessment (Þ) 170 5.625 09/01/58 170
City of Justin Special Assessment (Þ) 255 5.500 09/01/47 257
City of Kaufman Special Assessment 100 6.000 09/15/52 103
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 206
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 95
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 80
City of Kyle Special Assessment 160 5.000 09/01/42 154
City of Kyle Special Assessment (Þ) 200 5.250 09/01/43 197
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 94
City of Kyle Special Assessment (Þ) 100 4.000 09/01/46 82
City of Kyle Special Assessment (Þ) 100 5.500 09/01/47 99
City of Kyle Special Assessment (Þ) 150 5.750 09/01/53 150

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lago Vista Special Assessment 55 3.750 09/01/42 46
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 90
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 116
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 87
City of Lavon Special Assessment (Þ) 135 4.500 09/15/49 118
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 258
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 84
City of Lavon Special Assessment (Þ) 400 6.125 09/15/52 408
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 84
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 82
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 93
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 81
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 84
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 87
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 84
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 92
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 82
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 28
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 472
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 89
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 40
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 266
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 101
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 149
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 1,003
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 152
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 199
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 398
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 92
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 83
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 87
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 191
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 115
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 87
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 86
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 491
City of Oak Point Special Assessment (Þ) 100 4.125 09/01/48 86
City of Oak Point Special Assessment (Þ) 100 4.500 09/01/48 91
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 198
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 202
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 304
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 152
City of Pilot Point Special Assessment (Þ) 120 6.500 09/15/52 123
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 280
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 101
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 187
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 106
City of Princeton Special Assessment 100 5.125 09/01/42 98
City of Princeton Special Assessment (Þ) 75 5.125 09/01/42 74
City of Princeton Special Assessment (Þ) 100 5.250 09/01/43 99
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 124

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 91
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 101
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 264
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 133
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 149
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 86
City of Princeton Special Assessment 170 5.250 09/01/52 165
City of Princeton Special Assessment (Þ) 100 5.250 09/01/52 97
City of Princeton Special Assessment (Þ) 125 5.500 09/01/53 124
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 77
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 81
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 96
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 114
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 88
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 88
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 172
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 101
City of Sachse Special Assessment (Þ) 100 6.875 09/15/42 102
City of Sachse Special Assessment (Þ) 150 7.000 09/15/52 154
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 85
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 478
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 798
City of Shenandoah Special Assessment Revenue Bonds 100 4.500 09/01/23 100
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 141
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 96
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 94
City of Uhland Special Assessment (Þ) 750 6.625 09/01/52 785
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 99
Conroe Local Government Corp. Revenue Bonds 75 4.000 10/01/50 60
Conroe Local Government Corp. Revenue Bonds 100 5.000 10/01/50 82
County of Bastrop Special Assessment (Þ) 100 5.375 09/01/53 101
County of Hays Revenue Bonds (Þ) 200 5.500 09/15/42 201
County of Hays Revenue Bonds (Þ) 356 5.750 09/15/52 357
County of Medina Special Assessment (Þ) 100 4.750 09/01/50 86
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 194
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 92
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 94
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 225
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/46 667
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 5,117
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 86
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 84
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 84
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 79
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 78
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 76
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 97
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 302

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 156
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 265
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 21
Lake Houston Redevelopment Authority Revenue Bonds 785 3.000 09/01/44 561
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 35
Mission Economic Development Corp. Revenue Bonds (Þ) 1,570 4.625 10/01/31 1,529
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 45
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 77
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 39
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 393
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 102
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 865
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 912
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 114
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,500 4.750 04/01/46 1,513
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 185 4.000 08/15/46 141
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,515 4.000 08/15/51 1,108
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 162
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,100 4.000 11/01/55 827
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 779
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,150 5.500 01/01/57 821
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 160
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 238
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 352
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 100 4.250 09/15/31 96
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 65
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 281
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 357
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,031
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,600
Port Beaumont Navigation District Revenue Bonds (Þ) 210 6.000 01/01/25 198
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 71
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 212
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 847
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,510
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,282
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 822
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 05/15/45 413
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 225
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 671
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/32 1,038
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 260 5.000 12/31/50 260
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 100
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,000 5.000 06/30/58 1,010
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 144
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 185
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 168
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 750
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 79
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 97

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 80
Town of Little Elm Special Assessment (Þ) 750 6.875 09/01/52 784
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 99
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 87
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 40
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 39
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 38
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 20
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 23
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 372
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 37
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 427
86,443
Utah - 1.2%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š) 353 9.750 12/01/39 343
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,500 4.000 03/01/51 1,137
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 412
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 150 5.500 06/01/41 144
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 634
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,064
Mida Mountain Village Public Infrastructure District Special Assessment 1,000 4.500 08/01/40 847
Military Installation Development Authority Revenue Bonds 550 4.000 06/01/41 440
Military Installation Development Authority Revenue Bonds 525 4.000 06/01/52 393
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 377
Salt Lake City Airport Revenue Bonds 2,500 5.250 07/01/48 2,600
Salt Lake City Airport Revenue Bonds 5,000 5.500 07/01/53 5,509
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 880
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 4.000 06/15/31 448
Utah Charter School Finance Authority Revenue Bonds 890 4.000 06/15/41 678
Utah Charter School Finance Authority Revenue Bonds 1,420 4.250 06/15/51 1,017
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 484
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 287
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 1,983
Utah Infrastructure Agency Revenue Bonds 600 4.000 10/15/41 508
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 136
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 279
20,600
Vermont - 0.2%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 175
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 650 5.000 10/01/42 597
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 269
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 400 5.250 10/01/52 367
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,383
2,791
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 7,934
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,653
Virgin Islands Public Finance Authority Revenue Bonds 1,900 5.000 10/01/32 1,700
Virgin Islands Public Finance Authority Revenue Bonds 450 5.000 10/01/39 367
12,654
Virginia - 1.7%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 401

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,218
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 187
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 30
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 42
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 35
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,939
Tobacco Settlement Financing Corp. Revenue Bonds 3,875 6.706 06/01/46 3,461
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 117
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 579
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 3,205
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 77
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 65
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,072
Virginia Small Business Financing Authority Revenue Bonds 2,500 4.000 01/01/48 2,231
Virginia Small Business Financing Authority Revenue Bonds 480 5.000 12/31/49 485
Virginia Small Business Financing Authority Revenue Bonds 1,550 5.000 12/31/52 1,582
Virginia Small Business Financing Authority Revenue Bonds 7,135 5.000 12/31/56 7,185
27,911
Washington - 1.4%
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,526
Port of Seattle Industrial Development Corp. Revenue Bonds 585 5.000 04/01/30 585
Port of Seattle Revenue Bonds 2,450 5.000 08/01/46 2,563
Port of Seattle Revenue Bonds 235 4.000 08/01/47 217
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 973
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 865
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,103
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/50 69
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,840
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,234
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,997
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,273
Washington State Convention Center Public Facilities District Revenue Bonds 2,695 4.000 07/01/58 2,349
Washington State Housing Finance Commission Revenue Bonds (Þ) 3,000 4.000 01/01/41 2,349
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 116
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 149
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,409
23,617
West Virginia - 0.3%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 142
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 151
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 80
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 887
County of Monongalia Tax Allocation (Þ) 100 5.750 06/01/43 105
County of Monongalia Tax Allocation (Þ) 150 6.000 06/01/53 160
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 47
County of Ohio Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 120
County of Ohio Special District Excise Tax Revenue Bonds 45 3.250 03/01/41 34
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 165 4.125 06/01/43 148
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,100 4.875 06/01/43 1,067
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 296
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 700 5.000 07/01/45 701
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 317

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 525
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 893
5,673
Wisconsin - 2.2%
Public Finance Authority Revenue Bonds 1,685 4.000 03/01/28 1,563
Public Finance Authority Revenue Bonds 2,370 5.250 07/01/28 2,372
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,012
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 14
Public Finance Authority Revenue Bonds 35 4.000 07/01/30 32
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 99
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 702
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 737
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 65
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,021
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 597
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,593
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 499
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 145
Public Finance Authority Revenue Bonds 50 5.000 07/01/40 45
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 84
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 682
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 500
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/44 103
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 70
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 175
Public Finance Authority Revenue Bonds (Þ) 935 6.500 06/01/45 763
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 725
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 100
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 323
Public Finance Authority Revenue Bonds (Þ) 25 5.000 06/15/49 22
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 143
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 70
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 688
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 75
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 46
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 589
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 85
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 873
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,439
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,679
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 993
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,241
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 87
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 154
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 165
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/54 89
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/54 102
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 797
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 374
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 58
Public Finance Authority Revenue Bonds 125 5.000 07/01/55 105

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 911
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,814
Public Finance Authority Revenue Bonds (Þ) 1,500 4.500 06/01/56 1,122
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 674
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 230
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 128
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 146
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 102
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 71
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 82
Public Finance Authority Revenue Bonds 1,060 4.000 07/01/61 782
Public Finance Authority Revenue Bonds 125 5.250 07/01/61 99
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,511
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 160
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 126
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 288
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 782
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,154
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 35
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 33
37,145
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 903
Total Municipal Bonds
(cost $1,734,928) 1,644,889
Short-Term Investments - 2.1%
U.S. Cash Management Fund (@) 35,415,024 (∞) 35,401
Total Short-Term Investments
(cost $35,404) 35,401
Total Investments - 99.5%
(identified cost $1,770,332) 1,680,290
Other Assets and Liabilities, Net - 0.5%
8,343
Net Assets - 100.0%
1,688,633

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
19.5%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,010,000 102 .47 1,035
858
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 3,700,000 102 .80 3,798
3,700
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 106 .39 532
509
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 105 .88 1,059
1,019
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,860,000 100 .99 1,881
1,897
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 465,000 100 .00 465
477
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 620,000 100 .00 620
620
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100 .00 100
90
American Samoa Economic Development Authority Revenue Bonds 01/25/23 125,000 101 .02 126
123
Arbors Community Development District Special Assessment 03/08/23 200,000 100 .00 200
203
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,435,000 107 .50 1,543
1,468
Arizona Industrial Development Authority Revenue Bonds 08/28/20 470,000 98 .44 463
470
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105 .99 742
613
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106 .26 978
878
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102 .32 215
153
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103 .98 78
60
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109 .35 33
22
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109 .98 33
22
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100 .00 1,250
1,210
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98 .32 98
96
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98 .32 98
95
Arkansas Development Finance Authority Revenue Bonds 09/14/22 1,325,000 98 .03 1,299
1,319
Arkansas Development Finance Authority Revenue Bonds 10/04/22 4,500,000 83 .21 3,745
4,083
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103 .51 518
486
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100 .00 215
215
Artisan Lakes East Community Development District Special Assessment 06/17/21 145,000 100 .00 145
137
Artisan Lakes East Community Development District Special Assessment 06/17/21 945,000 100 .00 945
705
Artisan Lakes East Community Development District Special Assessment 06/17/21 450,000 105 .51 475
353
Artisan Lakes East Community Development District Special Assessment 06/17/21 250,000 99 .72 249
216
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99 .80 1,378
1,063
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86 .21 2,871
2,844
Avalon Park West Community Development District Special Assessment 09/08/22 100,000 100 .00 100
101
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100 .00 2,380
2,363
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
88
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
93
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,060,000 99 .45 1,055
1,063
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,250,000 100 .00 1,250
950
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,245,000 102 .44 1,275
974
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
81
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .14 100
83
Beaumont Community Development District Special Assessment 01/25/19 90,000 100 .00 90
92
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100 .00 500
467
Biscayne Drive Estates Community Development District Special
Assessment 10/04/22 100,000 100 .00 100
102
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100 .00 500
412
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 100 .98 1,515
1,137
Bradbury Community Development District Special Assessment 04/12/23 200,000 99 .39 199
198
Bradbury Community Development District Special Assessment 04/12/23 250,000 99 .50 249
247
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 650,000 97 .83 636
620
Bridgewalk Community Development District Special Assessment 01/25/22 365,000 103 .56 378
285

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Bridgewater North Community Development District Special Assessment 02/24/22 125,000 100 .81 126
98
Brookstone Community Development District Special Assessment 01/23/18 25,000 100 .00 25
25
Brookstone Community Development District Special Assessment 09/14/22 250,000 100 .00 250
250
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100 .00 100
99
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100 .00 100
100
Build NYC Resource Corp. Revenue Bonds 01/14/21 150,000 107 .81 162
125
Build NYC Resource Corp. Revenue Bonds 04/08/21 200,000 104 .80 210
163
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100 .00 100
82
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 117 .90 413
299
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110 .62 1,106
740
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100 .00 170
164
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97 .32 97
96
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 98 .98 99
98
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100 .00 1,000
916
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 101 .35 2,027
1,869
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97 .57 463
471
California Community Housing Agency Revenue Bonds 07/24/20 2,000,000 108 .07 2,161
1,839
California Community Housing Agency Revenue Bonds 03/25/21 2,640,000 92 .68 2,676
2,167
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75 .26 151
145
California Community Housing Agency Revenue Bonds 01/12/23 2,000,000 89 .35 1,787
1,660
California Community Housing Agency Revenue Bonds 03/01/23 175,000 64 .71 113
110
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76 .33 836
805
California Health Facilities Financing Authority Revenue Bonds 03/17/23 100,000 88 .87 89
95
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 810,000 100 .33 813
709
California Infrastructure & Economic Development Bank Revenue Bonds 01/10/23 1,325,000 100 .00 1,325
1,322
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .49 995
1,010
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .41 1,536
1,511
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .59 1,880
1,658
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100 .34 65
58
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97 .37 2,454
1,512
California Pollution Control Financing Authority Revenue Bonds 01/17/19 420,000 98 .99 416
252
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 109 .43 602
561
California Pollution Control Financing Authority Revenue Bonds 02/17/23 250,000 103 .76 259
260
California Pollution Control Financing Authority Revenue Bonds 02/17/23 250,000 104 .25 261
261
California Pollution Control Financing Authority Revenue Bonds 02/17/23 250,000 105 .15 263
262
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113 .26 680
635
California School Finance Authority Revenue Bonds 12/10/15 500,000 106 .75 534
500
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105 .98 1,060
961
California School Finance Authority Revenue Bonds 09/11/20 200,000 110 .45 221
196
California School Finance Authority Revenue Bonds 10/22/20 600,000 104 .08 624
544
California School Finance Authority Revenue Bonds 10/30/20 150,000 105 .22 158
144
California School Finance Authority Revenue Bonds 04/19/21 100,000 109 .25 109
87
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110 .60 1,217
914
California School Finance Authority Revenue Bonds 07/21/21 400,000 102 .40 410
373
California School Finance Authority Revenue Bonds 07/22/21 465,000 113 .77 529
425
California School Finance Authority Revenue Bonds 12/17/21 1,500,000 106 .62 1,599
1,108
California School Finance Authority Revenue Bonds 03/11/22 250,000 97 .97 245
194
California School Finance Authority Revenue Bonds 03/23/22 315,000 101 .66 320
270
California School Finance Authority Revenue Bonds 03/23/22 250,000 102 .66 257
220
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103 .05 1,031
1,004
California School Finance Authority Revenue Bonds 05/26/22 250,000 100 .23 251
238
California School Finance Authority Revenue Bonds 05/26/22 170,000 101 .49 173
165
California School Finance Authority Revenue Bonds 06/15/22 385,000 100 .00 385
385
California School Finance Authority Revenue Bonds 09/01/22 250,000 100 .16 250
237
California School Finance Authority Revenue Bonds 09/01/22 250,000 100 .24 251
239
California School Finance Authority Revenue Bonds 09/01/22 250,000 100 .27 251
241
California School Finance Authority Revenue Bonds 10/27/22 500,000 98 .05 490
509

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California School Finance Authority Revenue Bonds 10/27/22 975,000 98 .50 960
993
California School Finance Authority Revenue Bonds 05/25/23 125,000 98 .68 123
125
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102 .84 2,674
2,537
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 106 .17 212
205
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .35 532
494
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .49 1,075
1,000
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104 .16 260
239
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104 .91 210
196
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110 .57 111
92
California Statewide Communities Development Authority Revenue Bonds 08/24/22 935,000 100 .55 940
935
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,105,000 100 .75 4,136
3,711
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106 .13 1,332
1,130
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100 .00 2,000
1,813
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 110 .61 359
292
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107 .40 107
71
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108 .18 108
73
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103 .49 155
113
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 116 .12 348
284
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100 .00 425
423
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100 .00 400
398
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100 .00 585
474
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100 .00 385
404
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100 .00 150
156
Centre Lake Community Development District Special Assessment 11/17/21 1,025,000 106 .67 1,093
864
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100 .00 45
35
Chapel Creek Community Development District Special Assessment 05/27/21 65,000 103 .58 67
51
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 230,000 99 .07 228
234
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .01 364
346
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 2,750,000 93 .48 2,306
2,261
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100 .00 250
252
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99 .13 1,983
1,994
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .97 1,394
1,616
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .44 1,889
2,163
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110 .72 111
81
City of Anna Special Assessment 07/28/21 504,000 100 .00 504
454
City of Anna Special Assessment 07/28/21 136,000 100 .00 136
112
City of Anna Special Assessment 12/14/22 175,000 100 .00 175
176
City of Aubrey Special Assessment 09/23/22 183,000 99 .39 182
187
City of Austin Special Assessment 12/01/22 100,000 99 .28 99
100
City of Austin Water Utility Improvement District Special Assessment
Revenue Bonds 12/14/18 230,000 100 .00 230
228
City of Baltimore Revenue Bonds 08/24/22 130,000 100 .00 130
124
City of Bee Cave Special Assessment 10/27/21 281,000 100 .00 281
269
City of Bee Cave Special Assessment 10/27/21 122,000 100 .00 122
113
City of Bee Cave Special Assessment 10/27/21 100,000 100 .00 100
92
City of Celina Special Assessment 09/11/19 155,000 100 .00 155
140
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
24
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
24
City of Celina Special Assessment 11/10/21 61,000 100 .00 61
54
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
22
City of Celina Special Assessment 11/10/21 28,000 100 .00 28
26
City of Celina Special Assessment 11/10/21 90,000 100 .00 90
78
City of Celina Special Assessment 11/10/21 72,000 100 .00 72
59
City of Celina Special Assessment 11/10/21 131,000 98 .81 129
108
City of Celina Special Assessment 12/15/21 255,000 99 .30 253
205
City of Celina Special Assessment 12/15/21 55,000 99 .37 55
41
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
82
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
85
City of Celina Special Assessment 04/13/22 100,000 100 .00 100
92

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Celina Special Assessment 09/14/22 100,000 100 .00 100
100
City of Celina Special Assessment 02/15/23 650,000 100 .00 650
649
City of Celina Special Assessment 03/15/23 125,000 100 .00 125
126
City of Celina Special Assessment 03/15/23 130,000 100 .00 130
131
City of Celina Special Assessment 03/15/23 100,000 100 .00 100
101
City of Celina Special Assessment 04/12/23 375,000 99 .28 372
371
City of Celina Special Assessment 06/14/23 125,000 100 .00 125
126
City of Celina Special Assessment 07/12/23 140,000 100 .00 140
140
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
86
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
94
City of Crandall Special Assessment 06/08/21 100,000 99 .25 99
88
City of Crandall Special Assessment 06/08/21 100,000 99 .29 99
94
City of Crandall Special Assessment 10/18/22 500,000 100 .00 500
514
City of Crandall Special Assessment 10/18/22 306,000 100 .00 306
312
City of Crandall Special Assessment 10/18/22 175,000 100 .00 175
182
City of Dayton Special Assessment 04/19/22 100,000 100 .00 100
99
City of Dayton Special Assessment 04/19/22 105,000 100 .00 105
101
City of Elmendorf Special Assessment 08/20/21 100,000 100 .00 100
79
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102 .40 1,813
1,699
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102 .40 302
310
City of Fate Special Assessment 10/19/21 110,000 100 .54 111
89
City of Fate Special Assessment 10/19/21 100,000 99 .35 99
83
City of Fate Special Assessment 04/05/22 105,000 100 .00 105
91
City of Fate Special Assessment 09/07/22 225,000 100 .00 225
228
City of Fate Special Assessment 05/02/23 100,000 99 .03 99
99
City of Forney Special Assessment 06/27/23 630,000 96 .79 610
608
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100 .00 150
147
City of Georgetown Special Assessment 03/23/22 100,000 100 .00 100
88
City of Georgetown Special Assessment 03/23/22 100,000 100 .00 100
87
City of Goshen Revenue Bonds 08/06/21 1,000,000 100 .00 1,000
798
City of Haslet Special Assessment 07/30/20 200,000 105 .42 211
175
City of Haslet Special Assessment 10/19/21 200,000 98 .82 198
157
City of Hutto Special Assessment 04/05/21 296,000 99 .89 296
235
City of Hutto Special Assessment 10/22/21 200,000 99 .00 198
162
City of Hutto Special Assessment 07/07/23 170,000 99 .61 169
170
City of Justin Special Assessment 03/27/18 255,000 100 .00 255
257
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
95
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
94
City of Kyle Special Assessment 10/20/21 100,000 100 .00 100
80
City of Kyle Special Assessment 10/20/21 100,000 101 .24 101
82
City of Kyle Special Assessment 03/23/22 216,000 100 .00 216
206
City of Kyle Special Assessment 01/18/23 100,000 100 .00 100
99
City of Kyle Special Assessment 01/18/23 200,000 99 .38 199
197
City of Kyle Special Assessment 06/21/23 150,000 100 .00 150
150
City of Lavon Special Assessment 08/21/19 135,000 104 .39 141
118
City of Lavon Special Assessment 08/21/19 100,000 99 .42 99
90
City of Lavon Special Assessment 02/02/22 100,000 100 .00 100
87
City of Lavon Special Assessment 02/02/22 100,000 100 .00 100
84
City of Lavon Special Assessment 02/02/22 318,000 98 .74 314
258
City of Lavon Special Assessment 02/02/22 136,000 99 .07 135
116
City of Lavon Special Assessment 11/16/22 400,000 100 .00 400
408
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
82
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
84
City of Manor Special Assessment 12/19/19 100,000 100 .00 100
93
City of Manor Special Assessment 05/06/21 100,000 100 .00 100
84
City of Manor Special Assessment 05/06/21 100,000 102 .44 102
81
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
92
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
84

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
87
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105 .14 105
89
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100 .00 35
28
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101 .65 51
40
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99 .43 268
266
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,003
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
101
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
152
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99 .68 199
199
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100 .00 400
398
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99 .39 149
149
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
83
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
87
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
92
City of Midlothian Special Assessment 08/10/22 115,000 100 .00 115
115
City of Midlothian Special Assessment 08/10/22 200,000 100 .00 200
191
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .08 1,429
1,406
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
86
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
87
City of Oak Point Special Assessment 07/25/18 100,000 100 .00 100
86
City of Oak Point Special Assessment 07/25/18 100,000 99 .54 100
91
City of Oak Point Special Assessment 07/22/21 650,000 100 .00 650
491
City of Pilot Point Special Assessment 05/13/22 300,000 100 .00 300
304
City of Pilot Point Special Assessment 05/13/22 120,000 100 .00 120
123
City of Pilot Point Special Assessment 06/10/22 200,000 100 .00 200
198
City of Pilot Point Special Assessment 06/10/22 204,000 100 .00 204
202
City of Pilot Point Special Assessment 06/10/22 150,000 100 .00 150
152
City of Princeton Special Assessment 04/24/18 130,000 100 .00 130
124
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
91
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
101
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
101
City of Princeton Special Assessment 08/27/19 300,000 103 .41 310
280
City of Princeton Special Assessment 06/23/20 325,000 100 .00 325
264
City of Princeton Special Assessment 06/23/20 225,000 100 .00 225
187
City of Princeton Special Assessment 06/23/20 125,000 100 .00 125
106
City of Princeton Special Assessment 06/23/20 160,000 100 .00 160
133
City of Princeton Special Assessment 05/25/21 185,000 101 .05 185
149
City of Princeton Special Assessment 03/29/22 100,000 100 .00 100
86
City of Princeton Special Assessment 07/26/22 75,000 100 .00 75
74
City of Princeton Special Assessment 07/26/22 100,000 100 .00 100
97
City of Princeton Special Assessment 07/25/23 100,000 100 .00 100
99
City of Princeton Special Assessment 07/25/23 125,000 100 .00 125
124
City of Red Oak Special Assessment 06/15/21 100,000 102 .68 103
81
City of Red Oak Special Assessment 06/15/21 100,000 98 .99 99
77
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99 .47 124
114
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102 .83 103
88
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100 .71 201
172
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 100 .93 101
96
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .35 101
88
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100 .00 100
101
City of Sachse Special Assessment 11/15/22 150,000 100 .00 150
154
City of Sachse Special Assessment 11/15/22 100,000 100 .00 100
102
City of San Marcos Special Assessment 12/16/21 100,000 100 .00 100
85
City of Santa Fe Special Assessment 03/25/22 509,000 100 .00 509
478
City of Santa Fe Special Assessment 03/25/22 859,000 100 .00 859
798
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 104 .23 1,329
1,270
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
96
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of South Charleston Revenue Bonds 01/14/22 165,000 100 .00 165
142
City of South Charleston Revenue Bonds 01/14/22 185,000 100 .00 185
151
City of South Charleston Revenue Bonds 01/14/22 100,000 100 .36 100
80
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100 .36 1,154
887
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98 .26 2,309
2,137
City of Uhland Special Assessment 11/03/22 750,000 100 .00 750
785
City of Waxahachie Special Assessment 05/17/22 100,000 100 .00 100
99
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 100,000 100 .00 100
88
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101 .70 102
85
Cloverleaf Metropolitan District General Obligation Limited 06/27/22 500,000 100 .00 500
497
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91 .50 261
188
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92 .10 322
225
Coddington Community Development District Special Assessment 06/24/22 100,000 103 .73 104
102
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 108 .73 359
299
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100 .10 435
368
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,180,000 100 .76 1,189
880
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100 .00 400
395
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 113 .61 1,136
969
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103 .79 104
86
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 1,025,000 98 .37 1,046
839
Connerton East Community Development District Special Assessment 02/16/23 200,000 98 .89 198
201
Copperleaf Metropolitan District No. 9 General Obligation Limited 10/08/21 500,000 100 .00 500
392
Coral Bay Lee County Community Development District Special Assessment 09/09/22 50,000 100 .00 50
50
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 150,000 100 .00 150
144
Cordova Palms Community Development District Special Assessment 12/13/21 1,940,000 105 .59 2,048
1,523
Cordova Palms Community Development District Special Assessment 06/24/22 1,015,000 99 .29 1,008
1,020
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100 .00 100
95
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100 .00 50
49
County of Bastrop Special Assessment 05/22/23 100,000 98 .89 99
101
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 105 .78 1,803
1,546
County of Frederick Tax Allocation 07/20/23 2,110,000 97 .64 2,060
2,039
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103 .07 1,031
772
County of Hays Revenue Bonds 12/06/22 356,000 100 .00 356
357
County of Hays Revenue Bonds 12/06/22 200,000 100 .00 200
201
County of Medina Special Assessment 03/11/21 100,000 100 .00 100
86
County of Monongalia Tax Allocation 07/21/23 100,000 99 .17 99
105
County of Monongalia Tax Allocation 07/21/23 150,000 99 .17 149
160
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .90 114
113
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100 .00 975
833
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100 .00 280
250
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100 .57 560
487
Crossings Community Development District Special Assessment 06/10/22 175,000 100 .00 175
166
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 525,000 88 .69 466
415
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 64 .96 650
657
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87 .53 1,094
910
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 100,000 79 .18 79
69
Cypress Bay West Community Development District Special Assessment 07/14/23 100,000 98 .90 99
99
Cypress Bay West Community Development District Special Assessment 07/14/23 100,000 99 .12 99
99
Cypress Park Estates Community Development District Special Assessment 06/01/22 100,000 100 .00 100
96
Cypress Park Estates Community Development District Special Assessment 06/01/22 100,000 100 .00 100
95
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98 .07 981
905
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100 .00 850
842
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104 .74 2,830
2,704
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 98 .94 99
100
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98 .94 148
145
Deerbrook Community Development District Revenue Bonds 04/06/23 100,000 100 .00 100
100
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 107 .93 324
313

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 108 .08 249
241
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .47 197
185
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99 .04 198
189
Denver Urban Renewal Authority Tax Allocation 10/11/18 565,000 99 .24 562
570
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105 .46 290
278
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 2,000,000 104 .04 2,026
2,005
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99 .67 75
59
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100 .00 50
44
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101 .30 228
181
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100 .00 625
626
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .00 101
94
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .90 100
92
Elevation Pointe Community Development District Special Assessment 04/06/22 700,000 98 .99 693
626
Entrada Community Development District Special Assessment 09/23/21 100,000 105 .19 105
78
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 5 .59 224
240
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107 .19 161
152
Finance Authority of Maine Revenue Bonds 12/17/21 925,000 69 .54 643
607
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100 .00 870
842
Florida Development Finance Corp. Revenue Bonds 04/02/19 3,465,000 95 .39 3,305
3,339
Florida Development Finance Corp. Revenue Bonds 04/02/19 215,000 99 .77 215
214
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103 .60 119
94
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101 .83 102
86
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101 .70 163
132
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102 .89 103
89
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101 .16 223
177
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101 .87 127
103
Florida Development Finance Corp. Revenue Bonds 12/11/20 3,245,000 94 .51 3,067
3,216
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106 .57 107
75
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92 .76 186
140
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100 .00 100
96
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111 .43 111
62
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101 .95 510
408
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97 .87 396
352
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98 .16 309
274
Florida Development Finance Corp. Revenue Bonds 07/20/22 200,000 100 .00 200
197
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100 .00 175
164
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100 .00 350
326
Florida Development Finance Corp. Revenue Bonds 08/18/22 2,500,000 98 .01 2,450
2,551
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100 .00 250
236
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100 .00 225
213
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104 .04 1,405
1,212
Forest Lake Community Development District Special Assessment 05/06/22 400,000 100 .00 400
406
Forest Lake Community Development District Special Assessment 05/06/22 455,000 100 .00 455
464
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .06 1,890
1,819
Glen Metropolitan District No. 3 General Obligation Limited 12/10/21 500,000 100 .00 500
367
Gracewater Sarasota Community Development District Special Assessment 09/24/21 100,000 103 .49 103
78
Grand Oaks Community Development District Special Assessment 11/03/21 100,000 102 .40 102
78
Greenspire Metropolitan District No. 1 General Obligation Limited 04/08/22 500,000 100 .00 500
443
Grove Resort Community Development District Special Assessment 02/09/22 50,000 102 .46 51
39
Hammock Reserve Community Development District Special Assessment 04/07/22 50,000 100 .00 50
47
Hammock Reserve Community Development District Special Assessment 04/07/22 165,000 100 .96 167
157
Harmony on Lake Eloise Community Development District Special
Assessment 05/03/23 100,000 99 .04 99
100
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100 .00 1,185
1,175
Hawks Point Community Development District Special Assessment 06/23/17 185,000 103 .00 191
186
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100 .00 60
52
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90 .14 207
182
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
250

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Illinois Finance Authority Revenue Bonds 02/25/20 2,705,000 106 .41 2,709
2,531
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107 .83 3,543
2,466
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 101 .86 255
174
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 102 .60 257
178
Illinois Finance Authority Revenue Bonds 10/13/22 600,000 92 .92 558
551
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99 .21 496
506
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100 .00 500
503
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100 .00 250
251
Johnstown Plaza Metropolitan District General Obligation Limited 04/01/22 1,909,000 93 .56 1,780
1,590
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99 .00 307
302
Juban Crossing Economic Development District Revenue Bonds 06/21/23 600,000 100 .50 603
602
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .34 1,505
1,190
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
244
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
174
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
450
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
112
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
174
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .36 99
90
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .98 99
99
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .41 99
100
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 99 .01 99
78
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
95
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
90
Lawson Dunes Community Development District Special Assessment 06/02/22 100,000 100 .00 100
95
Lawson Dunes Community Development District Special Assessment 06/02/22 50,000 100 .00 50
49
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,361
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97 .57 244
205
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102 .48 236
159
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102 .71 272
189
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 150,000 98 .46 148
146
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 100,000 99 .14 99
96
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98 .93 148
140
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99 .73 100
94
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98 .13 98
99
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98 .59 99
99
Louisiana Public Facilities Authority Revenue Bonds 02/17/23 500,000 99 .23 496
493
Mandarin Grove Community Development District Special Assessment 10/19/22 175,000 100 .00 175
183
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109 .77 55
45
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .59 55
46
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .60 117
113
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .82 117
113
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100 .00 225
165
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109 .57 110
72
Maricopa County Industrial Development Authority Revenue Bonds 02/11/22 775,000 99 .48 771
665
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100 .28 201
200
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100 .28 201
200
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 75 .48 75
75
Maryland Economic Development Corp. Revenue Bonds 06/10/21 400,000 100 .00 400
312
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100 .50 101
92
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100 .28 100
100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100 .31 100
100
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 106 .39 1,064
957
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
101
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
151
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110 .23 1,433
1,098

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .59 246
245
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .21 198
202
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100 .00 750
634
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 200,000 78 .37 157
141
Merrick Square Community Development District Special Assessment 03/10/23 100,000 100 .00 100
101
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100 .00 100
82
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 37 .55 66
61
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98 .17 128
119
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98 .43 182
173
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81 .11 1,217
1,064
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,570,000 99 .38 1,560
1,529
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,310,000 100 .94 1,322
1,103
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104 .71 209
167
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105 .66 1,004
856
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105 .84 953
825
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 106 .24 1,089
949
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 115 .27 115
105
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 115 .33 115
105
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 115 .33 115
104
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 595,000 99 .81 594
595
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 165,000 100 .00 165
148
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,100,000 99 .22 1,084
1,067
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .47 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .65 189
185
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 102 .85 1,131
1,092
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100 .00 100
90
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100 .00 180
138
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100 .00 310
242
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101 .63 1,016
912
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 185,000 110 .50 204
141
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 112 .88 1,129
865
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99 .09 1,090
779
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,515,000 81 .72 1,238
1,108
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 98 .91 99
100
New York Liberty Development Corp. Revenue Bonds 05/27/20 11,865,000 95 .10 11,126
11,621
New York Liberty Development Corp. Revenue Bonds 07/28/22 1,675,000 101 .86 1,706
1,693
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96 .03 312
326
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,300,000 99 .50 1,293
1,302
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102 .82 411
400
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 104 .49 940
906
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100 .00 300
281
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 100 .00 100
96
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100 .37 391
357
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99 .36 75
65
North Powerline Road Community Development District Special Assessment 05/26/22 200,000 100 .00 200
197
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
99
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 3,465,000 97 .67 3,370
3,339
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 270,000 96 .90 262
267
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 109 .73 1,097
936
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103 .78 1,038
897
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100 .00 600
580
Parish of St. James Revenue Bonds 05/20/20 100,000 100 .00 100
108
Parish of St. James Revenue Bonds 05/20/20 125,000 100 .00 125
135
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100 .00 1,000
1,023
Parrish Lakes Community Development District Special Assessment 07/19/23 150,000 100 .00 150
149
Parrish Lakes Community Development District Special Assessment 07/19/23 50,000 99 .45 50
49

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Peace Creek Community Development Special Assessment 03/29/23 100,000 99 .07 99
100
Peace Creek Community Development Special Assessment 03/29/23 180,000 99 .62 179
181
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 111 .38 1,002
900
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98 .80 148
148
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99 .54 100
99
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100 .00 25
24
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100 .00 50
48
Port Beaumont Navigation District Revenue Bonds 01/30/20 210,000 100 .00 210
198
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100 .00 100
71
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88 .17 1,278
847
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 89 .96 292
212
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100 .00 1,900
1,510
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99 .20 124
100
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .64 498
493
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100 .00 1,425
1,229
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .02 773
682
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .17 650
597
Public Finance Authority Revenue Bonds 02/21/19 525,000 100 .97 525
499
Public Finance Authority Revenue Bonds 05/01/19 15,000 100 .48 15
14
Public Finance Authority Revenue Bonds 05/01/19 100,000 101 .60 102
89
Public Finance Authority Revenue Bonds 05/01/19 25,000 101 .38 25
22
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
797
Public Finance Authority Revenue Bonds 08/10/20 150,000 106 .57 160
145
Public Finance Authority Revenue Bonds 08/28/20 450,000 105 .08 473
374
Public Finance Authority Revenue Bonds 08/28/20 200,000 105 .64 211
175
Public Finance Authority Revenue Bonds 09/16/20 65,000 105 .45 69
65
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 89 .84 1,033
911
Public Finance Authority Revenue Bonds 03/26/21 935,000 94 .82 887
763
Public Finance Authority Revenue Bonds 03/26/21 875,000 98 .51 862
688
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .23 108
82
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .79 109
85
Public Finance Authority Revenue Bonds 08/02/21 1,500,000 85 .85 1,288
1,122
Public Finance Authority Revenue Bonds 11/10/21 890,000 101 .79 906
674
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108 .69 1,087
873
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103 .87 1,662
1,241
Public Finance Authority Revenue Bonds 01/21/22 100,000 105 .18 105
84
Public Finance Authority Revenue Bonds 03/11/22 275,000 102 .44 282
230
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100 .00 2,475
2,511
Public Finance Authority Revenue Bonds 04/14/22 150,000 100 .00 150
128
Public Finance Authority Revenue Bonds 04/14/22 100,000 100 .77 101
87
Public Finance Authority Revenue Bonds 04/14/22 150,000 98 .31 147
126
Public Finance Authority Revenue Bonds 05/25/22 175,000 97 .60 171
165
Public Finance Authority Revenue Bonds 05/25/22 300,000 98 .17 295
288
Public Finance Authority Revenue Bonds 09/01/22 165,000 98 .22 162
160
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98 .57 986
1,012
Public Finance Authority Revenue Bonds 06/14/23 100,000 98 .67 99
100
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100 .00 350
238
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 89 .13 89
81
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 4,025,000 96 .64 4,176
3,969
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/12/22 9,000,000 96 .64 8,057
8,876
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,025,000 107 .29 2,173
2,050
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 3,830,000 99 .34 3,743
3,365
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
573
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
570
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/17/22 850,000 95 .39 811
868
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/05/22 1,100,000 99 .69 1,095
1,106
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
540

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
866
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100 .00 500
377
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .45 226
214
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
201
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
102
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99 .34 149
155
Rustic Oaks Community Development District Special Assessment 01/28/22 1,000,000 100 .00 1,000
781
Saddle Creek Preserve of Polk County Community Development District
Special Assessment 01/28/22 1,000,000 100 .00 1,000
769
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100 .00 60
52
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
23
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99 .16 50
40
Sandmine Road Community Development District Special Assessment 10/05/22 100,000 100 .00 100
103
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99 .69 199
176
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99 .77 100
97
Sawgrass Village Community Development District Special Assessment 06/22/23 200,000 99 .01 198
198
Scenic Terrace South Community Development District Special Assessment 03/16/22 125,000 100 .00 125
113
Scenic Terrace South Community Development District Special Assessment 03/16/22 230,000 100 .00 230
200
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99 .27 99
100
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 235,000 96 .00 226
174
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112 .36 112
71
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
101
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .64 174
173
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98 .71 197
195
Somerset Community Development District Special Assessment 04/06/22 1,000,000 100 .00 1,000
918
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 100,000 100 .00 100
101
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97 .52 414
375
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99 .11 496
449
Southern Ohio Port Authority Revenue Bonds 09/24/20 1,575,000 88 .27 1,390
1,175
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 111 .36 306
235
Southshore Bay Community Development District Special Assessment 08/25/21 500,000 86 .98 435
424
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100 .82 141
141
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100 .93 232
231
Stamford Housing Authority Revenue Bonds 11/21/22 400,000 100 .00 400
421
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,970,000 101 .97 2,009
1,899
State of Ohio Revenue Bonds 11/14/19 275,000 106 .16 292
246
State of Ohio Revenue Bonds 12/05/19 110,000 108 .28 119
103
Stellar North Community Development District Special Assessment 11/10/21 890,000 100 .00 890
663
Stoneybrook South at Championsgate Community Development District
Special Assessment 11/25/20 1,000,000 87 .41 1,000
806
Stoneybrook South at Championsgate Community Development District
Special Assessment 03/01/23 100,000 98 .40 98
101
Stoneybrook South at Championsgate Community Development District
Special Assessment 03/15/23 125,000 87 .41 94
101
Storey Creek Community Development District Special Assessment 06/29/22 75,000 100 .00 75
74
Storey Creek Community Development District Special Assessment 06/29/22 50,000 100 .00 50
50
Storey Park Community Development District Special Assessment 05/25/21 650,000 98 .87 643
504
Summer Woods Community Development District Special Assessment 10/05/21 75,000 102 .70 77
59
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100 .00 400
394
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .23 982
948
Timber Creek Southwest Community Development District Special
Assessment 09/30/21 1,250,000 104 .10 1,301
981
Timber Creek Southwest Community Development District Special
Assessment 09/30/21 250,000 99 .26 248
191
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100 .00 100
81
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .30 99
102
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .27 99
91
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .41 99
95
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
144

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Lakewood Village Special Assessment 08/12/22 175,000 100 .00 175
168
Town of Little Elm Special Assessment 12/06/17 100,000 100 .34 100
97
Town of Little Elm Special Assessment 11/07/18 727,000 100 .00 727
750
Town of Little Elm Special Assessment 12/22/21 100,000 100 .00 100
80
Town of Little Elm Special Assessment 12/22/21 100,000 99 .05 99
79
Town of Little Elm Special Assessment 11/02/22 750,000 100 .00 750
784
Travis County Development Authority Special Assessment 09/13/22 100,000 100 .00 100
99
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98 .61 261
263
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 740,000 98 .58 730
632
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 160,000 99 .06 158
145
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,554,000 98 .31 1,528
1,449
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 3,000,000 90 .24 2,707
2,708
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102 .43 205
191
Two Rivers East Community Development District Special Assessment 05/19/23 275,000 98 .27 270
275
Two Rivers North Community Development District Special Assessment 04/27/22 150,000 100 .00 150
145
Two Rivers West Community Development District Special Assessment 11/30/22 150,000 100 .00 150
153
Two Rivers West Community Development District Special Assessment 11/30/22 300,000 100 .00 300
306
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100 .00 1,000
880
Union County Improvement Authority Revenue Bonds 10/23/19 1,100,000 84 .57 930
718
Union Park East Community Development District Special Assessment 06/02/17 500,000 102 .70 514
503
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100 .00 380
351
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97 .13 194
177
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100 .58 453
287
Utah Charter School Finance Authority Revenue Bonds 12/14/21 500,000 103 .83 519
448
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100 .00 500
484
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73 .38 312
279
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 68 .47 137
136
Varrea South Community Development District Special Assessment 04/21/23 125,000 99 .27 124
125
V-Dana Community Development District Special Assessment 07/23/20 100,000 98 .35 98
79
V-Dana Community Development District Special Assessment 04/01/21 500,000 99 .49 497
448
V-Dana Community Development District Special Assessment 04/19/23 200,000 99 .27 199
201
V-Dana Community Development District Special Assessment 04/19/23 100,000 99 .39 99
100
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .55 488
481
Ventana Community Development District Special Assessment 03/01/18 500,000 98 .15 491
499
Veranda Community Development District II Special Assessment 02/24/21 65,000 100 .00 65
52
Veranda Community Development District II Special Assessment 02/24/21 55,000 101 .59 56
43
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98 .75 99
95
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
98
Verano No. 4 Community Development District Special Assessment 03/22/23 75,000 100 .00 75
76
Verano No. 4 Community Development District Special Assessment 03/22/23 75,000 99 .10 74
76
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100 .00 175
175
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 400,000 91 .64 367
367
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 275,000 98 .20 270
269
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100 .00 1,375
1,339
Village Community Development District No. 13 Special Assessment 09/11/20 575,000 100 .00 575
430
Village Community Development District No. 13 Special Assessment 09/11/20 260,000 100 .00 260
209
Village Community Development District No. 14 Special Assessment 06/29/22 1,000,000 100 .00 1,000
1,029
Village Community Development District No. 15 Special Assessment 06/22/23 400,000 100 .00 400
405
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100 .31 201
203
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 75,000 103 .31 77
59
Villages of Glen Creek Community Development District Special
Assessment 04/28/22 100,000 100 .00 100
96
Villamar Community Development District Special Assessment 02/28/22 500,000 100 .00 500
400
Villamar Community Development District Special Assessment 02/28/22 615,000 100 .00 615
483
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104 .07 1,041
973
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .61 215
149
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .22 162
116
Washington State Housing Finance Commission Revenue Bonds 09/10/21 3,000,000 104 .85 3,146
2,349

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
151
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
146
Wellness Ridge Community Development District Special Assessment 03/31/23 125,000 99 .07 124
125
Wellness Ridge Community Development District Special Assessment 03/31/23 125,000 99 .62 125
126
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99 .23 496
515
West Port Community Development District Special Assessment 08/05/20 1,700,000 101 .83 1,731
1,341
West Port Community Development District Special Assessment 05/10/21 90,000 100 .00 90
70
West Port Community Development District Special Assessment 07/27/22 50,000 100 .00 50
48
West Villages Improvement District Revenue Bonds 03/17/23 200,000 100 .00 200
202
West Villages Improvement District Revenue Bonds 03/17/23 100,000 99 .10 99
101
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99 .34 1,922
1,530
West Virginia Economic Development Authority Revenue Bonds 07/12/23 335,000 98 .50 330
331
West Virginia Economic Development Authority Revenue Bonds 07/12/23 125,000 98 .50 123
124
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98 .92 114
86
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
91
Westside Community Development District Special Assessment 09/20/19 100,000 99 .83 100
90
Westview North Community Development District Special Assessment 10/05/22 100,000 100 .00 100
102
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
112
Wildblue Community Development District Special Assessment 05/23/19 250,000 100 .28 251
212
Willows Community Development District Special Assessment 09/21/22 100,000 99 .30 99
102
Wind Meadows South Community Development District Special Assessment 04/26/23 125,000 100 .00 125
126
Windler Public Improvement Authority Revenue Bonds 09/10/21 750,000 100 .00 750
458
Windler Public Improvement Authority Revenue Bonds 09/10/21 600,000 82 .03 492
327
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100 .00 500
414
Wyandotte County City Unified Government Revenue Bonds 04/03/23 5,000,000 39 .23 1,962
1,941
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 100 .00 50
39
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 104 .42 52 39
328,781
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 220 USD 24,509 09/23
513
United States Treasury Long Bond Futures 100 USD 12,444 09/23
182
United States Treasury Ultra Bond Futures 75 USD 9,917 09/23 186
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 881
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 29,059 $ — $ — $ 29,059
Alaska — 2,088 — — 2,088
Arizona — 49,578 — — 49,578

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Arkansas — 8,700 — — 8,700
California — 147,521 — — 147,521
Colorado — 69,088 — — 69,088
Connecticut — 16,013 — — 16,013
Delaware — 1,097 — — 1,097
District of Columbia — 16,735 — — 16,735
Florida — 182,756 — — 182,756
Georgia — 27,021 — — 27,021
Guam — 14,024 — — 14,024
Hawaii — 4,711 — — 4,711
Idaho — 1,217 — — 1,217
Illinois — 159,782 — — 159,782
Indiana — 9,327 — — 9,327
Iowa — 14,645 — — 14,645
Kansas — 3,005 — — 3,005
Kentucky — 18,327 — — 18,327
Louisiana — 11,828 — — 11,828
Maine — 1,371 — — 1,371
Maryland — 28,239 — — 28,239
Massachusetts — 13,974 — — 13,974
Michigan — 33,964 — — 33,964
Minnesota — 10,451 — — 10,451
Mississippi — 5,294 — — 5,294
Missouri — 14,392 — — 14,392
Montana — 2,285 — — 2,285
Nevada — 4,483 — — 4,483
New Hampshire — 5,007 — — 5,007
New Jersey — 71,474 — — 71,474
New York — 121,642 — — 121,642
North Carolina — 13,212 — — 13,212
North Dakota — 3,832 — — 3,832
Ohio — 75,465 — — 75,465
Oklahoma — 7,190 — — 7,190
Oregon — 9,760 — — 9,760
Pennsylvania — 83,764 — — 83,764
Puerto Rico — 111, 306 60 — 111, 366
Rhode Island — 3,886 — — 3,886
South Carolina — 12,701 — — 12,701
South Dakota — 2,255 — — 2,255
Tennessee — 4,623 — — 4,623
Texas — 86,443 — — 86,443
Utah — 20,257 343 — 20,600
Vermont — 2,791 — — 2,791

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Virgin Islands — 12,654 — — 12,654
Virginia — 27,911 — — 27,911
Washington — 23,617 — — 23,617
West Virginia — 5,673 — — 5,673
Wisconsin — 37,145 — — 37,145
Wyoming — 903 — — 903
Short-Term Investments — — — 35,401 35,401
Total Investments
$ — $ 1,644, 486 $ 403 $ 35,401 $ 1,680, 290
Other Financial Instruments
Assets
Futures Contracts 881 — — — 881
Total Other Financial Instruments
*
$ 881 $ — $ — $ — $ 881
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.3%
Alabama - 2.7%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 155
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 207
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 306
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 377
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 750 4.000 09/01/37 757
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 1,870
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 11,500 3.875 12/01/23 11,487
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 3,429 5.000 06/01/26 3,479
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,062
Birmingham Airport Authority Revenue Bonds (µ) 700 5.000 07/01/28 766
Birmingham Airport Authority Revenue Bonds (µ) 760 5.000 07/01/29 842
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 1,010
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 695
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 597
Black Belt Energy Gas District Revenue Bonds 2,315 5.000 06/01/25 2,357
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,725 4.000 12/01/49 4,703
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,865 4.000 06/01/51 1,835
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,000 4.000 10/01/52 1,980
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 2,135 4.330 10/01/52 2,076
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.650%)(Ê) 24,865 2.850 04/01/53 24,358
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 701
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,272
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 5.250 12/01/53 1,070
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,052
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,805
City of Montgomery General Obligation Unlimited 500 4.000 12/01/35 520
County of Jefferson Sewer Revenue Bonds 8,290 6.000 10/01/42 8,726
County of Jefferson Sewer Revenue Bonds (µ) 725 5.500 10/01/53 739
County of Jefferson Sewer Revenue Bonds 250 6.500 10/01/53 263
Health Care Authority for Baptist Health (The) Revenue Bonds 550 5.000 11/15/36 592
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 357
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/30 1,004
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/31 1,004
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 700
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 693
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 419
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 392
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 2,128
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 125
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 313
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 739
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 774
Southeast Alabama Gas Supply District Revenue Bonds 1,760 4.000 06/01/24 1,758
Southeast Alabama Gas Supply District Revenue Bonds (USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 1.155 06/01/49 2,002
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,867
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 861
State of Alabama General Obligation Unlimited 5,000 3.000 08/01/26 4,964
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,390

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 8,609
University of Alabama (The) Revenue Bonds (ae) 2,750 4.000 07/01/30 2,769
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,063
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 760
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 341
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/28 212
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/29 216
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/30 219
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 308
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 339
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 440
University of West Alabama Revenue Bonds (µ) 450 4.000 01/01/36 457
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 248
University of West Alabama Revenue Bonds (µ) 230 4.000 01/01/39 227
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,730
133,087
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,171
Alaska Industrial Development & Export Authority Revenue Bonds 785 5.000 06/01/28 794
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 474
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 169
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 681
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 322
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 333
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 237
Alaska Municipal Bond Bank Authority Revenue Bonds 1,125 5.000 12/01/36 1,261
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/38 827
Alaska Municipal Bond Bank Authority Revenue Bonds 3,840 5.000 12/01/42 4,149
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/47 802
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 993
Northern Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 827
Northern Tobacco Securitization Corp. Revenue Bonds 1,000 4.000 06/01/34 1,017
State of Alaska International Airports System Revenue Bonds 1,375 4.000 10/01/32 1,446
15,503
Arizona - 1.5%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,625 1.770 01/01/37 6,112
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,750 0.070 01/01/46 3,677
Arizona Industrial Development Authority Revenue Bonds 250 2.650 07/01/26 238
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 343
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 189
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,261
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,210
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 275
Arizona Industrial Development Authority Revenue Bonds (Þ) 265 3.000 12/15/31 228
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/32 1,066
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,165
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,094
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 244
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,797
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,036
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 754

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 225 4.000 07/01/41 203
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,335
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 79
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 231
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 285
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 167
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,783
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,529
City of Glendale Excise Tax Revenue Bonds 2,505 5.000 07/01/29 2,702
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,168
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,144
City of Mesa Utility System Revenue Bonds 1,400 4.000 07/01/35 1,461
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,124
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,687
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 288
Coconino County Pollution Control Corp. (~)(ae)(Ê) 1,000 3.750 03/01/39 1,003
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,808
Entertainment Center Community Facilities District Revenue Bonds 2,933 4.000 07/01/37 2,908
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 852
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 988
Industrial Development Authority of the County of Pima (The) Revenue Bonds 795 5.000 04/01/34 868
Industrial Development Authority of the County of Pima (The) Revenue Bonds 675 4.000 04/01/40 644
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 505
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 43
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 919
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 87
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,081
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 999
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 863
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,253
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 602
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 426
Maricopa County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 560 5.000 01/01/53 584
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.000 01/01/38 1,979
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 349
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 250 5.000 07/01/30 267
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 693
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 448
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 506
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 533
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 561
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 134
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 229
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 815
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,121

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,100
Salt Verde Financial Corp. Revenue Bonds 1,200 5.000 12/01/37 1,254
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 430
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 395
Tempe Industrial Development Authority Revenue Bonds 215 4.000 12/01/23 214
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 350 4.000 07/01/35 363
71,699
Arkansas - 0.2%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 187
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 225
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 43
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 182
Batesville Public Facilities Board Revenue Bonds 140 5.000 06/01/24 141
Batesville Public Facilities Board Revenue Bonds 165 5.000 06/01/25 167
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/26 236
Batesville Public Facilities Board Revenue Bonds 225 5.000 06/01/27 234
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,788
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 603
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/37 602
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,052
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,079
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,007
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 862
University of Arkansas Revenue Bonds 1,000 5.000 11/01/47 1,044
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 391
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 340
12,183
California - 8.0%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 120
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 529
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 4.280 04/01/56 1,700
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 4.390 04/01/56 1,161
Beaumont Financing Authority Special Tax 995 5.000 09/01/45 1,003
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 650
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 1,013
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 214
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 267
Calexico Unified School District General Obligation Unlimited (µ) 680 4.000 08/01/42 684
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 4.000 05/01/53 274
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 4,575 5.000 07/01/53 4,799
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 12,325 5.250 01/01/54 12,873
California County Tobacco Securitization Agency Revenue Bonds 415 4.000 10/15/26 416
California County Tobacco Securitization Agency Revenue Bonds 15 4.000 06/01/49 15
California County Tobacco Securitization Agency Revenue Bonds 210 5.000 06/01/49 213
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 217
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 486
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 859
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,343
California Health Facilities Financing Authority Revenue Bonds (Þ) 875 2.125 11/15/27 851
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,436
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 381

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 623
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,655
California Health Facilities Financing Authority Revenue Bonds 1,100 5.000 08/15/42 1,114
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,632
California Infrastructure & Economic Development Bank Revenue Bonds 135 5.000 11/01/27 143
California Infrastructure & Economic Development Bank Revenue Bonds 295 5.000 11/01/32 316
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 427
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 672
California Infrastructure & Economic Development Bank Revenue Bonds 245 4.000 05/01/40 242
California Infrastructure & Economic Development Bank Revenue Bonds 225 5.000 05/15/40 228
California Infrastructure & Economic Development Bank Revenue Bonds 295 4.000 05/01/41 291
California Infrastructure & Economic Development Bank Revenue Bonds 495 5.000 11/01/44 510
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,376
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,339
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/26 103
California Municipal Finance Authority Revenue Bonds 100 2.125 11/15/26 94
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 744
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/27 261
California Municipal Finance Authority Revenue Bonds 100 2.750 11/15/27 95
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 591
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 238
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,735
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 106
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 385
California Municipal Finance Authority Revenue Bonds 75 4.000 07/01/31 74
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 868
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,300
California Municipal Finance Authority Revenue Bonds (µ) 1,200 4.000 05/15/35 1,221
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 221
California Municipal Finance Authority Revenue Bonds 575 5.000 07/01/42 586
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 363
California Public Finance Authority Revenue Bonds 2,500 4.000 07/15/40 2,518
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 666
California School Finance Authority Revenue Bonds (Þ) 260 2.000 10/01/23 259
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 272
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 196
California School Finance Authority Revenue Bonds 500 4.000 11/01/31 469
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 100
California School Finance Authority Revenue Bonds 830 4.000 11/01/36 728
California School Finance Authority Revenue Bonds (Þ) 645 5.000 07/01/40 648
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,004
California School Finance Authority Revenue Bonds (Þ) 650 5.000 08/01/46 648
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 83
California Statewide Communities Development Authority Revenue Bonds 575 4.000 09/02/23 575
California Statewide Communities Development Authority Revenue Bonds 500 4.000 09/02/26 492
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 393
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,630 3.500 11/01/27 2,515
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 358
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 293
California Statewide Communities Development Authority Revenue Bonds 570 1.750 09/01/29 493
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 286

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 291
California Statewide Communities Development Authority Revenue Bonds 3,125 6.125 11/01/33 3,141
California Statewide Communities Development Authority Revenue Bonds (µ) 2,250 4.000 05/15/36 2,284
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 362
California Statewide Communities Development Authority Revenue Bonds (µ) 3,590 4.000 05/15/37 3,613
California Statewide Communities Development Authority Revenue Bonds (µ) 2,800 4.000 05/15/38 2,798
California Statewide Communities Development Authority Revenue Bonds (µ) 2,025 4.000 05/15/39 2,009
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 568
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 04/01/46 5,616
California Statewide Communities Development Authority Revenue Bonds 825 5.000 04/01/47 839
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 1,992
California Statewide Financing Authority Revenue Bonds 570 5.250 12/01/44 569
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 858
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 708
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,438
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 115
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 397
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 381
City of Beaumont Special Tax 600 5.000 09/01/43 613
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 500
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 498
City of Calimesa Special Tax 185 4.000 09/01/33 185
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,356
City of Fillmore Special Tax 920 5.000 09/01/38 951
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,122
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 254
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 540
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 646
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 6,292
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 6,386
City of Los Angeles Department of Airports Revenue Bonds 20,575 4.000 05/15/40 21,011
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 24
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,493
City of Roseville Special Tax 10 4.000 09/01/24 10
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 250
City of Roseville Special Tax 500 4.500 09/01/33 494
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 95
City of Roseville Special Tax 40 4.000 09/01/38 38
City of Roseville Special Tax 45 4.000 09/01/40 42
City of Roseville Special Tax 725 4.000 09/01/41 674
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,289
City of Susanville Natural Gas Revenue Bonds (µ) 735 4.000 06/01/32 758
City of Vernon Electric System Revenue Bonds 475 5.000 10/01/27 498

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Compton Community College District General Obligation Unlimited (µ)(ae) 2,000
Zero
coupon 08/01/38 731
Compton Unified School District General Obligation Unlimited (µ) 2,000 4.000 06/01/31 2,065
Compton Unified School District General Obligation Unlimited (µ) 1,850 4.000 06/01/32 1,910
Corona Community Facilities District Special Tax 100 5.000 09/01/30 107
Corona Community Facilities District Special Tax 100 5.000 09/01/31 107
Corona Community Facilities District Special Tax 180 5.250 09/01/33 196
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 3,455
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 100 5.000 09/01/28 107
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 275 5.000 09/01/33 295
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 500 5.000 09/01/35 531
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 600 5.000 09/01/37 621
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 400 5.000 09/01/47 402
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,190
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 432
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 839
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 605
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 123
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,071
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 3,999
Golden State Tobacco Securitization Corp. Revenue Bonds 1,175 5.000 06/01/31 1,303
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 832
Golden State Tobacco Securitization Corp. Revenue Bonds 4,550 5.000 06/01/34 5,046
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)(ae) 1,150 5.000 06/01/40 1,193
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 470
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,091
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,125 5.000 08/01/37 1,219
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 1,990
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,284
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 692
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,065
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 836
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 451
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 2,032
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,788
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,210
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,070
Inglewood Unified School District General Obligation Unlimited (µ) 400 5.000 08/01/30 434
Inglewood Unified School District General Obligation Unlimited (µ) 790 5.000 08/01/31 851
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 368
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 532
Irvine Facilities Financing Authority Revenue Bonds 1,850 5.250 05/01/48 1,929
Irvine Unified School District Special Tax 60 5.000 09/01/30 64
Irvine Unified School District Special Tax 50 5.000 09/01/32 53
Irvine Unified School District Special Tax 60 5.000 09/01/34 64
Irvine Unified School District Special Tax 75 5.000 09/01/36 79
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,200
Lake Elsinore School Financing Authority Special Tax (µ) 750 5.000 10/01/34 839
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,655

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,469
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,009
Los Angeles Community College District General Obligation Unlimited 1,890 4.000 08/01/37 1,918
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 631
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,287
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 425
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 361
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 473
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 415
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 494
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 590
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 502
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,499
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,250
Menifee Union School District Special Tax 150 5.000 09/01/42 152
Metropolitan Water District of Southern California Revenue Bonds (SIFMA
Municipal Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 07/01/37 6,653
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 0.744 09/01/37 2,366
Mountain View-Whisman School District General Obligation Unlimited (ae) 2,000 4.000 09/01/42 2,072
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,107
Norman Y. Mineta San Jose International Airport Revenue Bonds (µ) 2,505 4.000 03/01/34 2,661
Oakland Unified School District General Obligation Unlimited (µ) 1,000 4.000 08/01/34 1,034
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 784
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 849
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 382
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 201
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 424
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 440
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,359
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 903
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 704
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 293
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 251
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 415 4.000 11/01/35 428
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 562
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 111
Riverside County Public Financing Authority Tax Allocation (µ) 2,270 5.000 10/01/27 2,361
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,041
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,196
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 520
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,063
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 313
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 411
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 527
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 242
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Root Creek Water District Community Facilities District No. 2016-1 Impt Area No. 2
Special Tax 2,690 5.000 09/01/43 2,743
Sacramento Airport System Revenue Bonds 4,700 5.000 07/01/41 4,863
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 1,800 0.785 06/01/34 1,710
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,901
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,109
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,788
San Diego County Regional Airport Authority Revenue Bonds 320 5.000 07/01/30 370
San Diego County Regional Airport Authority Revenue Bonds 875 4.000 07/01/36 914
San Diego County Regional Airport Authority Revenue Bonds 1,465 4.000 07/01/37 1,516
San Diego County Regional Airport Authority Revenue Bonds 1,725 4.000 07/01/40 1,748
San Diego Unified School District General Obligation Unlimited 1,000 6.625 07/01/41 921
San Diego Unified School District General Obligation Unlimited 2,735 5.000 07/01/47 2,882
San Francisco City & County Airports Commission International Airport Revenue
Bonds 10,000 5.000 05/01/43 11,245
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 103
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 4,140 5.250 01/15/49 4,211
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 468
San Leandro Unified School District General Obligation Unlimited (µ) 800 4.000 08/01/39 806
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,226
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 568
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 842
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,376
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 520
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 519
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,093
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 907
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 710
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,485
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,560
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,636
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,300
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,174
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,610
South Orange County Public Financing Authority Special Assessment 900 5.000 08/15/29 901
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 768
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 422
Southern California Public Power Authority Revenue Bonds 1,970 5.000 07/01/40 2,261
State of California Department of Water Resources Revenue Bonds 1,500 5.000 12/01/25 1,571
State of California General Obligation Unlimited 1,250 5.000 04/01/24 1,265
State of California General Obligation Unlimited 1,600 5.000 04/01/25 1,651
State of California General Obligation Unlimited 7,095 5.000 11/01/25 7,121
State of California General Obligation Unlimited 5,760 5.000 03/01/26 5,937
State of California General Obligation Unlimited 2,350 5.000 04/01/26 2,475
State of California General Obligation Unlimited 2,350 5.000 04/01/27 2,532
State of California General Obligation Unlimited 2,575 5.000 10/01/27 2,723
State of California General Obligation Unlimited (µ) 5,000 5.000 09/01/35 5,315
State of California General Obligation Unlimited 1,085 4.000 10/01/42 1,105
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 53
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 55

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 54
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 62
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 63
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 67
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 44
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 130
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 106
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 124
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,733
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/26 136
Tobacco Settlement Financing Corp. Revenue Bonds 175 5.000 06/01/27 186
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 141
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/29 280
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/32 281
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/34 142
Tobacco Settlement Financing Corp. Revenue Bonds 65 5.000 06/01/35 71
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/36 140
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/39 138
Tobacco Settlement Financing Corp. Revenue Bonds 175 4.000 06/01/49 174
Town of Tiburon Special Assessment 75 2.375 09/02/41 50
Town of Tiburon Special Assessment 150 2.500 09/02/46 96
Transbay Joint Powers Authority Tax Allocation 170 5.000 10/01/28 182
Transbay Joint Powers Authority Tax Allocation 80 5.000 10/01/29 87
Transbay Joint Powers Authority Tax Allocation 65 5.000 10/01/30 71
Transbay Joint Powers Authority Tax Allocation 140 5.000 10/01/31 152
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/33 130
Transbay Joint Powers Authority Tax Allocation 85 5.000 10/01/35 91
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 728
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/37 127
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 126
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/39 126
Transbay Joint Powers Authority Tax Allocation 130 5.000 10/01/40 136
University of California Revenue Bonds 13,295 5.500 05/15/40 16,127
University of California Revenue Bonds 9,000 5.000 05/15/41 9,413
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,946
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,247
West Contra Costa Healthcare District Revenue Bonds 1,070 4.000 07/01/33 1,112
West Contra Costa Healthcare District Revenue Bonds 1,170 4.000 07/01/35 1,208
West Contra Costa Healthcare District Revenue Bonds 1,265 4.000 07/01/37 1,282
West Contra Costa Healthcare District Revenue Bonds 1,370 4.000 07/01/39 1,375
West Kern Community College District Certificate of Participation (µ) 1,000 4.000 11/01/40 1,005
390,353
Colorado - 2.3%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,707
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,085
Arapahoe County School District No. 6 Littleton General Obligation Unlimited 1,500 5.500 12/01/43 1,646
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,024
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,241
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,041
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,036
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 777

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,689
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 385
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 2,195 5.000 12/15/35 2,312
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 1,500 5.000 12/15/36 1,573
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 434 4.000 12/01/27 421
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,099
City & County of Denver Airport System Revenue Bonds 1,585 5.000 11/15/32 1,812
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,522
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,347
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 1,006
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,353
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,320
City & County of Denver Dedicated Excise Tax Revenue Bonds 1,880 5.000 08/01/42 1,946
City of Grand Junction Revenue Bonds 300 4.000 03/01/34 318
City of Grand Junction Revenue Bonds 365 4.000 03/01/35 384
City of Grand Junction Revenue Bonds 1,715 4.000 03/01/37 1,761
City of Grand Junction Revenue Bonds 1,000 4.000 03/01/39 1,008
Colorado Educational & Cultural Facilities Authority Revenue Bonds 80 4.000 05/01/26 79
Colorado Educational & Cultural Facilities Authority Revenue Bonds 70 4.000 05/01/29 68
Colorado Educational & Cultural Facilities Authority Revenue Bonds 605 4.000 06/01/29 615
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 59
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,015
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 331
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 865
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 93
Colorado Educational & Cultural Facilities Authority Revenue Bonds 750 4.000 12/15/36 740
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 22
Colorado Educational & Cultural Facilities Authority Revenue Bonds 345 4.000 10/01/46 284
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 75
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 75
Colorado Health Facilities Authority Revenue Bonds 1,150
Zero
coupon 07/15/24 1,112
Colorado Health Facilities Authority Revenue Bonds 1,275 5.000 11/01/24 1,296
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 11/01/25 1,033
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 680
Colorado Health Facilities Authority Revenue Bonds 3,150 5.000 08/01/32 3,399
Colorado Health Facilities Authority Revenue Bonds 1,950 5.000 08/01/33 2,098
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,607
Colorado Health Facilities Authority Revenue Bonds 6,740 5.000 08/01/35 7,174
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 1,014
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/37 897
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,195
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,079
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,176
Colorado Health Facilities Authority Revenue Bonds 850 4.000 08/01/49 773
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,700 5.000 05/15/62 2,946
Colorado Housing & Finance Authority Revenue Bonds 1,200 4.250 11/01/49 1,197
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,513
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 375 4.000 12/01/32 396
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 275 4.000 12/01/33 289
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 766

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 1,200 4.000 12/01/38 1,208
Denver Health & Hospital Authority Certificate of Participation 730 5.000 12/01/23 732
Denver Health & Hospital Authority Revenue Bonds 120 5.000 12/01/30 126
Denver Health & Hospital Authority Revenue Bonds 1,450 5.000 12/01/31 1,527
Denver Health & Hospital Authority Revenue Bonds 475 5.000 12/01/32 501
Denver Health & Hospital Authority Revenue Bonds 500 5.000 12/01/33 525
Denver Urban Renewal Authority Tax Allocation (Þ) 1,210 5.250 12/01/39 1,220
E-470 Public Highway Authority Revenue Bonds (µ) 4,040
Zero
coupon 09/01/28 3,376
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,097
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,260
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 175
E-470 Public Highway Authority Revenue Bonds 315 5.000 09/01/36 350
Eagle County School District No. Re50J Certificate of Participation (µ) 975 4.000 12/01/36 1,000
Fiddlers Business Improvement District General Obligation Unlimited 1,250 5.000 12/01/32 1,265
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 250 4.000 12/01/37 254
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,234
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,068
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 531
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,676
Jefferson County School District R-1 General Obligation Unlimited 1,150 4.000 12/15/37 1,180
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 397
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,034
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,212
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 373
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 506
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,435 4.000 12/01/34 1,480
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,478
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,071
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 530
Regional Transportation District Revenue Bonds 1,465 4.000 07/15/35 1,497
Regional Transportation District Revenue Bonds 750 4.000 07/15/36 759
Regional Transportation District Revenue Bonds 1,150 3.000 07/15/37 995
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 1,017
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 490
State of Colorado Certificate of Participation 2,300 6.000 12/15/38 2,773
State of Colorado Certificate of Participation 2,000 6.000 12/15/40 2,390
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 131
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 131
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 846
Weld County School District No. RE-4 General Obligation Unlimited 1,000 5.000 12/01/42 1,114
113,303
Connecticut - 2.1%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,452
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 981
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,764
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 753
City of Bridgeport General Obligation Unlimited 225 4.000 08/01/36 228
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,420
City of Bridgeport General Obligation Unlimited 690 4.000 09/01/41 664
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 259

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,293
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 375
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 183
City of New Haven General Obligation Unlimited 150 5.000 08/01/26 156
City of New Haven General Obligation Unlimited 300 5.000 08/01/27 316
City of New Haven General Obligation Unlimited 450 5.000 08/01/28 480
City of New Haven General Obligation Unlimited 275 5.500 08/01/29 302
City of New Haven General Obligation Unlimited (µ) 450 5.000 02/01/30 499
City of New Haven General Obligation Unlimited 150 5.500 08/01/30 164
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,987
City of New Haven General Obligation Unlimited 200 5.500 08/01/31 218
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 218
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 109
City of New Haven General Obligation Unlimited 1,000 4.000 08/01/37 976
City of Waterbury General Obligation Unlimited 700 5.000 02/01/28 765
City of Waterbury General Obligation Unlimited 750 5.000 02/01/34 841
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,074
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 407
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 414
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 553
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 466
Connecticut Clean Water Fund Revenue Bonds 3,945 5.000 05/01/32 4,273
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 602
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,001
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 98
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,650 1.100 07/01/33 2,544
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,122
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 412
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 5,115 2.050 07/01/42 5,115
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,895
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 400 1.800 07/01/49 393
County of Harris Revenue Bonds (µ) 2,000 5.000 12/01/25 2,087
County of Harris Revenue Bonds (µ) 1,765 5.000 12/01/26 1,880
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 665
South Central Connecticut Regional Water Authority Revenue Bonds 4,200 4.000 08/01/38 4,247
State of Connecticut General Obligation Unlimited 675 5.000 06/15/27 727
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,797
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 269
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,789
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 302
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,109
State of Connecticut General Obligation Unlimited 4,975 4.000 04/15/37 5,041
State of Connecticut Special Tax Revenue Bonds 4,485 5.000 10/01/25 4,497
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,325
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,519
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,430
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,226
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 433
Town of North Branford General Obligation Unlimited 4,860 5.000 08/02/24 4,926

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,970
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,661
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 729
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,653
102,054
Delaware - 0.3%
County of New Castle General Obligation Unlimited 5,000 5.000 10/01/26 5,205
Delaware Municipal Electric Corp. (The) Revenue Bonds 340 4.000 07/01/36 347
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 368
Delaware State Economic Development Authority Revenue Bonds 65 4.000 08/01/29 63
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 182
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 159
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 861
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 635
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,118
State of Delaware General Obligation Unlimited 4,300 5.000 05/01/25 4,440
Town of Bridgeville Special Tax 75 4.000 07/01/24 75
Town of Bridgeville Special Tax 100 4.000 07/01/25 99
Town of Bridgeville Special Tax 100 4.000 07/01/26 99
Town of Bridgeville Special Tax 90 4.000 07/01/27 89
Town of Bridgeville Special Tax 385 4.000 07/01/30 377
15,117
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited 3,635 5.000 06/01/38 3,675
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,097
District of Columbia Housing Finance Agency (~)(Ê) 1,850 5.000 12/01/26 1,892
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 12/01/26 4,602
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 5,040
District of Columbia Revenue Bonds 5,750 5.000 12/01/34 6,430
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,030
District of Columbia Revenue Bonds 125 5.000 07/01/37 127
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,877
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,839
District of Columbia Revenue Bonds (Þ) 250 5.000 06/01/41 230
District of Columbia Revenue Bonds 2,185 4.000 03/01/45 2,147
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 416
Metropolitan Washington Airports Authority Aviation Revenue Bonds 2,555 5.000 10/01/26 2,709
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 162
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/33 161
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 455 5.000 10/01/35 485
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 790
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/37 158
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/38 158
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 790 5.000 10/01/39 829
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,702
Washington Metropolitan Area Transit Authority Revenue Bonds 1,030 4.000 07/15/34 1,094
Washington Metropolitan Area Transit Authority Revenue Bonds 5,000 5.000 07/15/35 5,642
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 675
47,967
Florida - 6.3%
Abbott Square Community Development District Special Assessment 165 4.500 06/15/27 165

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 919
AH at Turnpike South Community Development District Special Assessment 100 2.350 05/01/26 94
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 163
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 380
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 198
Arbors Community Development District Special Assessment (Þ) 120 4.500 05/01/30 120
Arbors Community Development District Special Assessment (Þ) 130 5.400 05/01/43 132
Arborwood Community Development District Special Assessment (µ) 1,210 2.750 05/01/25 1,192
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,240
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,287
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,335
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,379
Artisan Lakes East Community Development District Special Assessment (Þ) 490 2.300 05/01/26 462
Astonia Community Development District Revenue Bonds (Þ) 250 4.350 06/15/30 250
Astonia Community Development District Special Assessment (Þ) 125 2.500 05/01/26 119
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 223
Avalon Park West Community Development District Special Assessment (Þ) 200 4.700 05/01/32 201
Ave Maria Stewardship Community District Special Assessment 745 2.875 05/01/27 714
Ave Maria Stewardship Community District Special Assessment (Þ) 225 3.000 05/01/27 215
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,123
Ave Maria Stewardship Community District Special Assessment (Þ) 600 4.500 05/01/33 595
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,621
Avenir Community Development District Special Assessment 150 4.500 05/01/30 149
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 151
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 95 2.375 05/01/26 90
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 250 2.875 05/01/31 219
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 45
Bauer Drive Community Development District Special Assessment 150 4.500 06/15/30 151
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 409
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 795
Berry Bay Community Development District Special Assessment 335 4.625 05/01/30 337
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 253
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 194
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 209
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 214
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 703
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 633
Bridgewalk Community Development District Special Assessment (Þ) 135 2.500 06/15/27 125
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 251
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 109
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 81
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 947
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 452
Celebration Community Development District Special Assessment 105 2.250 05/01/26 99
Celebration Community Development District Special Assessment 115 2.750 05/01/31 99
Centre Lake Community Development District Special Assessment (Þ) 260 2.750 05/01/31 227
Centre Lake Community Development District Special Assessment (Þ) 1,000 3.000 05/01/42 750
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 117
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 116
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 408

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 128
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 637
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 929
CFM Community Development District Special Assessment 185 2.400 05/01/26 175
CFM Community Development District Special Assessment 125 2.875 05/01/31 109
Charles Cove Community Development District Special Assessment 200 2.400 05/01/26 189
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 246
City of Fort Lauderdale Special Assessment (Þ) 220 5.000 07/01/29 226
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 235
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 245
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 260
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,299
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 847
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,302
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,473
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,789
City of Palmetto Revenue Bonds 210 4.250 06/01/27 209
City of Palmetto Revenue Bonds 400 5.000 06/01/32 414
City of Palmetto Revenue Bonds 300 5.125 06/01/42 301
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,069
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 668
City of Tampa Revenue Bonds 720 5.000 07/01/32 778
City of Tampa Revenue Bonds 725 5.000 07/01/33 781
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,299
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,890
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,242
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,955
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 183
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 217
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 426
Coddington Community Development District Special Assessment (Þ) 230 4.200 05/01/27 228
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,556
Connerton East Community Development District Special Assessment (Þ) 695 4.250 06/15/30 697
Copper Oaks Community Development District Special Assessment (Þ) 681 3.000 05/01/31 599
Copper Oaks Community Development District Special Assessment (Þ) 770 3.000 05/01/35 626
Cordova Palms Community Development District Special Assessment (Þ) 170 2.400 05/01/26 161
Cordova Palms Community Development District Special Assessment (Þ) 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment (Þ) 245 2.800 05/01/31 213
Cordova Palms Community Development District Special Assessment (Þ) 170 5.100 05/01/32 172
Cordova Palms Community Development District Special Assessment (Þ) 105 5.300 05/01/32 106
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 248
Corkscrew Farms Community Development District Special Assessment (Þ) 15 3.750 11/01/23 15
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 155
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 100
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,493
County of Miami-Dade Aviation Revenue Bonds 1,600 4.000 10/01/35 1,644
County of Miami-Dade Aviation Revenue Bonds 2,000 4.000 10/01/36 2,037
County of Miami-Dade Aviation Revenue Bonds 2,250 4.000 10/01/37 2,272
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 4,121
County of Miami-Dade Aviation Revenue Bonds 1,900 4.000 10/01/40 1,869
County of Miami-Dade General Obligation Unlimited 940 5.000 07/01/38 973

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,496
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/48 2,003
County of Miami-Dade Transit System Revenue Bonds 2,535 5.000 07/01/43 2,775
County of Miami-Dade Transit System Revenue Bonds 12,015 5.000 07/01/44 13,115
County of Miami-Dade Water & Sewer System Revenue Bonds 750 4.000 10/01/35 774
County of Miami-Dade Water & Sewer System Revenue Bonds 1,250 4.000 10/01/38 1,263
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,258
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 427
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 373
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 265
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 463
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 627
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 545
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 819
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 115
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 114
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 57
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 46
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,271
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 800
County of St. Johns Water & Sewer Revenue Bonds 5,500 5.000 06/01/47 6,067
Creek Preserve Community Development District Special Assessment (Þ) 1,215 4.700 11/01/39 1,141
Cross Creek North Community Development District Special Assessment 375 4.500 05/01/30 374
Crossings Community Development District Special Assessment (Þ) 1,745 5.000 05/01/42 1,689
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 690
Cypress Bay West Community Development District Special Assessment (Þ) 140 4.625 05/01/30 140
Cypress Bluff Community Development District Special Assessment 800 3.625 05/01/40 648
Cypress Mill Community Development District Special Assessment 415 3.000 06/15/31 367
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 643
Cypress Shadows Community Development District Special Assessment (Þ) 108 5.000 11/01/32 111
Cypress Shadows Community Development District Special Assessment (Þ) 292 5.000 11/01/37 293
Cypress Shadows Community Development District Special Assessment (Þ) 347 5.000 11/01/42 336
Deer Run Community Development District Special Assessment 1,130 5.400 05/01/39 1,146
Deerbrook Community Development District Revenue Bonds (Þ) 345 4.375 05/01/30 343
DG Farms Community Development District Special Assessment 100 2.750 05/01/25 97
Downtown Doral South Community Development District Special Assessment (Þ) 105 3.875 12/15/23 105
DW Bayview Community Development District Special Assessment (Þ) 30 2.375 05/01/26 28
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 52
Eagle Pointe Community Development District Special Assessment (Þ) 15 3.000 05/01/25 15
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 55
East Bonita Beach Road Community Development District Special Assessment (Þ) 20 3.875 11/01/23 20
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 340
East Nassau Stewardship District Special Assessment 145 2.400 05/01/26 137
East Nassau Stewardship District Special Assessment 240 3.000 05/01/31 211
Eden Hills Community Development District Special Assessment 50 3.250 05/01/27 48
Edgewater East Community Development District Special Assessment 30 2.500 05/01/26 28
Edgewater East Community Development District Special Assessment 120 3.000 05/01/27 112
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 88
Elevation Pointe Community Development District Special Assessment (Þ) 205 3.900 05/01/27 201
Elevation Pointe Community Development District Special Assessment (Þ) 250 4.125 05/01/32 239
Elevation Pointe Community Development District Special Assessment (Þ) 1,105 4.400 05/01/32 1,069

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Enbrook Community Development District Special Assessment 105 2.500 05/01/25 102
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 316
Epperson North Community Development District Special Assessment 70 2.500 05/01/26 66
Epperson North Community Development District Special Assessment (Þ) 305 2.450 11/01/26 286
Epperson North Community Development District Special Assessment 170 3.000 05/01/31 150
Epperson North Community Development District Special Assessment (Þ) 295 3.100 11/01/31 260
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/31 381
Escambia County Health Facilities Authority Revenue Bonds 420 5.000 08/15/32 443
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/33 374
Escambia County Health Facilities Authority Revenue Bonds 275 5.000 08/15/34 289
Escambia County Health Facilities Authority Revenue Bonds 375 5.000 08/15/35 392
Escambia County Health Facilities Authority Revenue Bonds 1,540 5.000 08/15/36 1,597
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 164
Escambia County Health Facilities Authority Revenue Bonds 475 5.000 08/15/40 484
Esplanade Lake Club Community Development District Special Assessment 100 3.250 11/01/25 98
Esplanade Lake Club Community Development District Special Assessment 170 4.000 11/01/40 148
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 169
Florida Development Finance Corp. Revenue Bonds 110 4.000 06/01/25 108
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 294
Florida Development Finance Corp. Revenue Bonds (Þ) 145 1.750 06/01/26 145
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 95
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/27 37
Florida Development Finance Corp. Revenue Bonds 30 5.000 04/01/29 32
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 97
Florida Development Finance Corp. Revenue Bonds 135 5.000 06/01/31 131
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 165
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 943
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 781
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 820
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 12/15/34 101
Florida Development Finance Corp. Revenue Bonds 100 5.000 06/01/35 94
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,286
Florida Development Finance Corp. Revenue Bonds 1,900 5.000 02/01/36 1,913
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,343
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,806
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 865
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 123
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 195
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 5.000 10/01/31 1,116
Florida Governmental Utility Authority Revenue Bonds (µ) 2,300 5.000 10/01/32 2,566
Florida Governmental Utility Authority Revenue Bonds (µ) 1,600 5.000 10/01/33 1,783
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 1,033
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 774
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 140
Florida Insurance Assistance Revenue Bonds 1,780 5.000 09/01/25 1,822
Florida Insurance Assistance Revenue Bonds 1,115 5.000 09/01/26 1,159
Florida Insurance Assistance Revenue Bonds 915 5.000 09/01/27 960
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 4,952
Florida Municipal Power Agency Revenue Bonds 400 3.000 10/01/32 380
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 207
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 198

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 100
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/23 50
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 49
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 101
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 100
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 105
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 109
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 108
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 808
Golden Lakes Community Development District Special Assessment (µ) 80 3.500 05/01/24 79
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 527
Gracewater Sarasota Community Development District Special Assessment (Þ) 355 2.400 05/01/26 336
Grand Oaks Community Development District Special Assessment (Þ) 150 2.625 11/01/26 141
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 714
Grove Resort Community Development District Special Assessment (Þ) 120 2.950 05/01/27 112
Hammock Oaks Community Development District Special Assessment (Þ) 195 4.875 05/01/30 196
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 827
Harmony West Community Development District Special Assessment (Þ) 65 4.125 05/01/24 65
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 427
Harmony West Community Development District Special Assessment (Þ) 200 4.125 05/01/30 200
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 628
Harmony West Community Development District Special Assessment (Þ) 635 5.000 05/01/43 628
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 102
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 296
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 282
Hills Minneola Community Development District Special Assessment (Þ) 95 3.000 05/01/25 93
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 128
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 1,026
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 1,003
Hillsborough County Aviation Authority Revenue Bonds 7,500 5.000 10/01/47 8,129
Hillsborough County Industrial Development Authority Revenue Bonds 11,900 4.000 08/01/45 10,978
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 318
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 454
Hyde Park Community Development District No. 2 Special Assessment 345 3.250 05/01/27 330
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,151
K-Bar Ranch II Community Development District Special Assessment (Þ) 345 4.000 05/01/28 341
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 86
Kindred Community Development District II Special Assessment 165 2.200 05/01/26 155
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 117
Kingman Gate Community Development District Special Assessment (Þ) 125 2.500 06/15/26 119
Kingman Gate Community Development District Special Assessment (Þ) 250 3.125 06/15/31 231
Lake Emma Community Development District Special Assessment 125 4.500 05/01/30 125
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 358
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 365
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 373
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 386
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 395
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,395
Lakewood Park Community Development District Special Assessment 190 4.750 05/01/30 191
Lakewood Ranch Stewardship District Special Assessment 325 2.125 05/01/26 305
Lakewood Ranch Stewardship District Special Assessment (Þ) 140 2.125 05/01/26 131

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 512
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 512
Lakewood Ranch Stewardship District Special Assessment 310 3.125 05/01/30 280
Lakewood Ranch Stewardship District Special Assessment 100 3.200 05/01/30 91
Lakewood Ranch Stewardship District Special Assessment (Þ) 260 2.625 05/01/31 222
Lakewood Ranch Stewardship District Special Assessment (Þ) 410 2.700 05/01/31 354
Laurel Road Community Development District Special Assessment 265 2.600 05/01/26 251
Laurel Road Community Development District Special Assessment 950 3.125 05/01/31 842
Lee Memorial Health System Revenue Bonds (~)(ae)(Ê) 2,300 5.000 04/01/33 2,363
LT Ranch Community Development District Special Assessment 135 5.200 05/01/27 136
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 968
Mangrove Point & Mangrove Manor Community Development District Special
Assessment (Þ) 240 3.800 05/01/27 235
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 527
Meadow View at Twin Creeks Community Development District Special Assessment 465 2.400 05/01/26 440
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 180
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 259
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,098
Merrick Square Community Development District Special Assessment (Þ) 200 4.500 05/01/30 200
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/41 466
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Midtown Miami Community Development District Special Assessment 1,835 5.000 05/01/37 1,806
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 439
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 539
North Dade Community Development District Special Assessment 88 3.500 05/01/24 88
North Dade Community Development District Special Assessment 92 3.500 05/01/25 90
North Dade Community Development District Special Assessment 96 3.500 05/01/26 93
North Dade Community Development District Special Assessment 100 3.500 05/01/27 96
North Dade Community Development District Special Assessment 99 3.500 05/01/28 95
North Dade Community Development District Special Assessment 327 3.750 05/01/31 316
North Dade Community Development District Special Assessment 824 4.000 05/01/38 773
North Springs Improvement District General Obligation Unlimited (µ) 2,000 4.000 05/01/41 2,008
North Sumter County Utility Dependent District Revenue Bonds 575 5.000 10/01/31 652
North Sumter County Utility Dependent District Revenue Bonds 3,725 5.000 10/01/43 4,026
Orange County Convention Center Revenue Bonds 3,605 5.000 10/01/31 3,804
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 494
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 146
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 87
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 578
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 847
Palm Coast Park Community Development District Special Assessment 120 2.400 05/01/26 114
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 200
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 752
Park East Community Development District Special Assessment (Þ) 370 2.400 11/01/26 341
Parker Road Community Development District Special Assessment 120 3.100 05/01/25 117
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 234
Parkview at Long Lake Ranch Community Development District Special Assessment 265 2.500 05/01/25 256
Parkway Center Community Development District Special Assessment Revenue
Bonds 95 3.500 05/01/25 93
Parkway Center Community Development District Special Assessment Revenue
Bonds 100 4.000 05/01/26 100
Parkway Center Community Development District Special Assessment Revenue
Bonds 105 4.000 05/01/27 105

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parkway Center Community Development District Special Assessment Revenue
Bonds 110 4.000 05/01/28 111
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 455 4.000 05/01/25 454
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 497
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 381
Pine Isle Community Development District Special Assessment (Þ) 250 2.375 12/15/26 235
Pine Isle Community Development District Special Assessment 115 4.500 06/15/30 116
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 91
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 538
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 830
Portico Community Development District Special Assessment 25 3.250 05/01/31 22
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 191
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 304
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,439
Ranches at Lake McLeod Community Development District Revenue Bonds 175 4.625 06/15/30 175
Reunion East Community Development District Special Assessment 415 2.400 05/01/26 394
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 618
Reunion West Community Development District Special Assessment 100 2.600 05/01/27 95
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 382
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 372
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 364
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 390
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 376
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 499
River Glen Community Development District Special Assessment 151 2.500 05/01/29 137
River Glen Community Development District Special Assessment 159 2.500 05/01/31 138
River Glen Community Development District Special Assessment 750 3.000 05/01/31 664
River Glen Community Development District Special Assessment 509 3.000 05/01/34 453
River Glen Community Development District Special Assessment 750 3.000 05/01/36 599
River Glen Community Development District Special Assessment 685 3.000 05/01/38 545
River Landing Community Development District Special Assessment 850 4.125 05/01/40 749
Rivers Edge III Community Development District Special Assessment (Þ) 160 2.400 05/01/26 151
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 265
Rivington Community Development District Special Assessment 285 3.250 05/01/27 273
Rivington Community Development District Special Assessment 430 3.625 05/01/32 391
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 322
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 363
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 388
Rye Crossing Community Development District Special Assessment 205 4.125 05/01/30 203
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 80
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 149
Sanctuary Cove Community Development District Special Assessment 70 2.125 05/01/26 66
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 163
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 296
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 602
Sandmine Road Community Development District Special Assessment (Þ) 245 2.300 11/01/26 230
Sandmine Road Community Development District Special Assessment (Þ) 100 5.000 11/01/29 101
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 124
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,366
Sarasota National Community Development District Special Assessment (Þ) 125 3.625 05/01/31 118

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 1,921
Savanna Lakes Community Development District Special Assessment (Þ) 200 4.250 06/15/30 199
Sawgrass Village Community Development District Special Assessment (Þ) 115 4.875 05/01/30 115
Sawgrass Village Community Development District Special Assessment (Þ) 240 5.500 05/01/43 238
Sawyers Landing Community Development District Special Assessment (Þ) 295 3.250 05/01/26 280
Scenic Terrace South Community Development District Special Assessment (Þ) 75 3.750 05/01/27 73
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,120
School District of Broward County General Obligation Limited 885 5.000 07/01/39 980
School District of Broward County General Obligation Limited 590 5.000 07/01/40 651
Seaton Creek Reserve Community Development District Special Assessment (Þ) 250 4.625 06/15/30 251
Sedona Point Community Development District Special Assessment 300 4.125 06/15/30 298
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 348
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 351
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 503
Seminole Palms Community Development District Special Assessment 330 4.750 05/01/30 330
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 554
Shingle Creek at Bronson Community Development District Special Assessment 150 2.500 06/15/26 142
Siena North Community Development District Special Assessment (Þ) 110 2.875 06/15/27 104
Silver Palms West Community Development District Special Assessment 335 2.600 06/15/27 308
Silverlake Community Development District Special Assessment 200 4.500 05/01/30 201
Six Mile Creek Community Development District Special Assessment 495 4.750 05/01/30 495
Somerset Community Development District Special Assessment (Þ) 200 4.000 05/01/24 199
Somerset Community Development District Special Assessment (Þ) 215 4.000 05/01/25 214
Somerset Community Development District Special Assessment (Þ) 600 4.000 05/01/26 594
Somerset Community Development District Special Assessment (Þ) 625 4.000 05/01/27 616
Somerset Community Development District Special Assessment (Þ) 260 4.000 05/01/32 247
Sorrento Pines Community Development District Revenue Bonds 200 4.375 05/01/30 199
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 98
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 235
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,910
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 478
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 225
South Village Community Development District Special Assessment 415 3.500 05/01/32 406
South Village Community Development District Special Assessment 230 3.750 05/01/38 214
Southern Groves Community Development District No. 5 Special Assessment 60 2.875 05/01/24 59
Southern Groves Community Development District No. 5 Special Assessment 115 2.400 05/01/26 109
Southern Groves Community Development District No. 5 Special Assessment 745 2.800 05/01/31 646
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 193
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 198
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 200
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 204
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 212
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 215
Stonegate Community Development District Special Assessment 1,270 3.000 05/01/34 1,129
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,155
Stonewater Community Development District Special Assessment (Þ) 220 2.250 11/01/26 205
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 475
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,240
Stoneybrook North Community Development District Special Assessment 265 5.500 11/01/29 269
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 235 4.500 06/15/30 236
Storey Drive Community Development District Special Assessment (Þ) 160 2.550 06/15/27 149

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Summer Woods Community Development District Special Assessment (Þ) 150 2.500 05/01/26 142
Summerstone Community Development District Special Assessment (Þ) 180 2.200 05/01/26 170
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 488
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 349
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,722
Tampa-Hillsborough County Expressway Authority Revenue Bonds 4,210 5.000 07/01/48 4,374
Tern Bay Community Development District Special Assessment 815 3.125 06/15/27 770
Terreno Community Development District Special Assessment 375 4.250 05/01/30 372
Timber Creek Community Development District Special Assessment (Þ) 90 4.125 11/01/24 90
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 403
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 534
Timber Creek Southwest Community Development District Special Assessment 265 2.500 06/15/25 256
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 582
Tohoqua Community Development District Special Assessment (Þ) 320 3.125 05/01/31 285
Tolomato Community Development District Special Assessment 120 3.500 05/01/24 119
Tolomato Community Development District Special Assessment 1,420 2.625 05/01/27 1,346
Tolomato Community Development District Special Assessment 360 2.875 05/01/27 344
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,490
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,761
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,338
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,125
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 821
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 509
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,876
Town of Davie Educational Facilities Revenue Bonds 550 5.000 04/01/32 586
Tradition Community Development District No. 9 Special Assessment 125 2.300 05/01/26 118
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 233
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 390
Tuckers Pointe Community Development District Special Assessment 40 3.000 05/01/27 38
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 89
Two Rivers East Community Development District Special Assessment (Þ) 940 4.875 05/01/30 941
Two Rivers North Community Development District Special Assessment (Þ) 105 4.625 05/01/27 104
Two Rivers North Community Development District Special Assessment (Þ) 630 4.875 05/01/32 626
Union Park East Community Development District Special Assessment (Þ) 95 2.400 05/01/26 90
Varrea South Community Development District Special Assessment (Þ) 340 4.250 05/01/30 340
V-Dana Community Development District Special Assessment (Þ) 285 2.600 05/01/26 272
V-Dana Community Development District Special Assessment (Þ) 125 3.125 05/01/31 112
Veranda Community Development District II Special Assessment (Þ) 25 2.500 05/01/26 23
Veranda Community Development District II Special Assessment (Þ) 55 3.100 05/01/31 49
Verano No. 3 Community Development District Special Assessment (Þ) 60 2.375 05/01/26 57
Verano No. 3 Community Development District Special Assessment (Þ) 120 3.000 05/01/31 107
Viera Stewardship District Special Assessment 250 2.300 05/01/26 236
Viera Stewardship District Special Assessment 460 2.800 05/01/31 400
Viera Stewardship District Special Assessment 300 4.600 05/01/33 299
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 994
Village Community Development District No. 12 Special Assessment (Þ) 1,410 3.800 05/01/28 1,408
Village Community Development District No. 13 Special Assessment 765 1.800 05/01/26 720
Village Community Development District No. 15 Special Assessment (Þ) 175 4.250 05/01/28 176
Village Community Development District No. 15 Special Assessment (Þ) 665 4.375 05/01/33 672
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 202
Villages of Glen Creek Community Development District Special Assessment (Þ) 135 2.700 05/01/27 126

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Villamar Community Development District Special Assessment 260 4.875 05/01/30 260
Villamar Community Development District Special Assessment (Þ) 255 3.625 05/01/32 232
Villamar Community Development District Special Assessment (Þ) 360 3.500 11/01/32 322
Villamar Community Development District Special Assessment 925 5.625 05/01/43 933
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,328
Watergrass Community Development District II Special Assessment 200 2.000 05/01/26 187
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 778
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 877
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,270
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,002
West Hillcrest Community Development District Special Assessment 420 4.500 06/15/30 419
West Port Community Development District Special Assessment (Þ) 165 4.250 05/01/27 163
West Villages Improvement District Special Assessment (Þ) 825 3.125 05/01/31 734
West Virginia Economic Development Authority Revenue Bonds 225 4.750 05/01/28 225
Westside Haines City Community Development District Special Assessment 95 2.500 05/01/26 90
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 191
Westview North Community Development District Special Assessment (Þ) 350 5.000 06/15/29 353
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 101
Willows Community Development District Special Assessment (Þ) 350 4.700 05/01/29 352
Wind Meadows South Community Development District Special Assessment (Þ) 920 5.375 05/01/43 922
Windward at Lakewood Ranch Community Development District Special Assessment 255 3.250 05/01/27 244
Windward at Lakewood Ranch Community Development District Special Assessment 345 3.625 05/01/32 314
Windward at Lakewood Ranch Community Development District Special Assessment 125 4.000 05/01/42 106
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 238
310,202
Georgia - 1.9%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 955 2.375 07/01/26 917
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,680 2.875 07/01/31 1,552
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 755
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 969
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 525 2.150 10/01/32 513
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 700 2.925 11/01/48 692
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 800 2.875 12/01/49 775
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 4,000 5.000 07/01/40 4,306
City of Atlanta Water & Wastewater Revenue Bonds 1,410 5.000 11/01/38 1,499
City of Atlanta Water & Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,566
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,415
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 222
Downtown Smyrna Development Authority Revenue Bonds 2,645 5.000 02/01/27 2,836
Fayette County Hospital Authority Revenue Bonds (~)(ae)(Ê) 2,150 5.000 07/01/54 2,161
Fulton County Development Authority Revenue Bonds (Þ) 140 3.000 04/01/24 138
Gwinnett County School District General Obligation Unlimited 7,565 5.000 08/01/26 8,032
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 400 4.000 11/01/24 397
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,311
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 536
Main Street Natural Gas, Inc. Revenue Bonds 2,455 5.000 05/15/28 2,511
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,881
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,180 4.000 04/01/48 6,182
Main Street Natural Gas, Inc. Revenue Bonds (~)(Ê) 4,250 4.000 08/01/48 4,255
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 4,460 4.000 08/01/49 4,468
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 1,992

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,474
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 06/01/53 6,206
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,395 5.000 07/01/53 1,463
Monterey Regional Waste Management Authority Revenue Bonds (~)(ae)(Ê) 1,700 3.875 10/01/48 1,690
Municipal Electric Authority of Georgia Revenue Bonds 465 5.000 01/01/35 497
Municipal Electric Authority of Georgia Revenue Bonds 2,420 5.000 01/01/38 2,531
Municipal Electric Authority of Georgia Revenue Bonds 1,835 5.000 01/01/39 1,906
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,204
Paulding County Hospital Authority Revenue Bonds 1,975 4.000 04/01/41 1,921
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 383
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 758
State of Georgia General Obligation Unlimited 4,585 5.000 07/01/24 4,661
State of Georgia General Obligation Unlimited 1,000 5.000 08/01/31 1,155
State of Georgia General Obligation Unlimited 2,325 4.000 07/01/35 2,484
State of Georgia General Obligation Unlimited 1,250 4.000 07/01/39 1,289
Sunbridge Stewardship District Special Assessment 235 4.500 05/01/27 236
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 355
Sunbridge Stewardship District Special Assessment 925 5.400 05/01/42 932
92,026
Guam - 1.0%
Guam Business Privilege Tax Revenue Bonds 450 5.000 01/01/28 465
Guam Business Privilege Tax Revenue Bonds 1,125 5.000 01/01/29 1,170
Guam Business Privilege Tax Revenue Bonds 900 5.000 01/01/30 941
Guam Business Privilege Tax Revenue Bonds 775 5.000 01/01/31 813
Guam Business Privilege Tax Revenue Bonds 5,980 4.000 01/01/36 5,721
Guam Department of Education Certificate of Participation 515 3.625 02/01/25 500
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 262
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/25 152
Guam Government Waterworks Authority Revenue Bonds 225 5.000 07/01/26 230
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/27 155
Guam Government Waterworks Authority Revenue Bonds 1,395 5.000 07/01/28 1,402
Guam Government Waterworks Authority Revenue Bonds 5,425 5.000 07/01/29 5,477
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 311
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 620
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/32 311
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,381
Guam Government Waterworks Authority Revenue Bonds 5,200 5.000 01/01/46 5,248
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 402
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,902
Guam Power Authority Revenue Bonds (µ) 1,100 5.000 10/01/34 1,127
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,790
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,457
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,033
Territory of Guam Revenue Bonds 7,860 5.000 11/15/26 7,971
Territory of Guam Revenue Bonds 50 5.000 11/01/27 52
Territory of Guam Revenue Bonds 50 5.000 11/01/28 52
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,064
Territory of Guam Revenue Bonds 50 5.000 11/01/29 53
Territory of Guam Revenue Bonds 50 5.000 11/01/30 53
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,604
Territory of Guam Revenue Bonds 555 5.000 12/01/35 564

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds 980 5.000 12/01/36 991
51,274
Hawaii - 0.1%
City & County of Honolulu Revenue Bonds (~)(ae)(Ê) 870 5.000 06/01/27 901
Hawaii State General Obligation 1,500 5.000 01/01/37 1,638
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 277
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 238
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 346
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,211
4,611
Idaho - 0.3%
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,399
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,117
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,074
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,437
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,673
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,027
Idaho Housing & Finance Association Revenue Bonds 500 4.000 07/15/36 504
Idaho Housing & Finance Association Revenue Bonds 640 4.000 07/15/37 638
Idaho Housing & Finance Association Revenue Bonds 1,250 4.000 07/15/38 1,236
Idaho State Building Authority Revenue Bonds 210 5.000 09/01/23 210
13,315
Illinois - 13.9%
Berkeley School District No. 87 General Obligation Unlimited (µ) 500 3.000 12/01/34 463
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,107
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 651
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 209
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 46
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 22
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 30
Champaign Community Unit School District No.4 General Obligation Unlimited 330 5.000 01/01/29 360
Champaign Community Unit School District No.4 General Obligation Unlimited 110 5.000 01/01/31 120
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/32 283
Champaign Community Unit School District No.4 General Obligation Unlimited 125 5.000 01/01/33 136
Champaign Community Unit School District No.4 General Obligation Unlimited 155 5.000 01/01/34 168
Chicago Board of Education General Obligation Unlimited (µ) 4,025 2.519 12/01/23 3,969
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 690
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,629
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 8,749
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,908
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,672
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,445
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,857
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 8,162
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,048
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,946
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,271
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,418
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,756
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,408

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education Revenue Bonds 1,500 5.000 12/01/31 1,580
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,727
Chicago Board of Education Revenue Bonds 265 5.750 04/01/34 284
Chicago Board of Education Revenue Bonds 575 5.000 04/01/35 596
Chicago Board of Education Revenue Bonds 640 5.000 04/01/36 661
Chicago Board of Education Revenue Bonds 6,875 5.000 12/01/47 6,798
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 945
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 4,457
Chicago Midway International Airport Revenue Bonds 2,000 5.000 01/01/41 2,040
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,554
Chicago O'Hare International Airport Revenue Bonds 2,590 5.000 01/01/28 2,593
Chicago O'Hare International Airport Revenue Bonds 1,000 4.000 01/01/33 1,017
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,546
Chicago O'Hare International Airport Revenue Bonds 6,525 4.000 01/01/35 6,723
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,360
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,564
Chicago O'Hare International Airport Revenue Bonds 6,680 4.000 01/01/37 6,780
Chicago O'Hare International Airport Revenue Bonds 5,750 5.000 01/01/37 6,048
Chicago O'Hare International Airport Revenue Bonds 6,950 5.000 01/01/39 7,408
Chicago O'Hare International Airport Revenue Bonds 2,000 5.000 01/01/41 2,041
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 392
Chicago O'Hare International Airport Revenue Bonds 5,250 5.250 12/01/49 5,316
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,126
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,953
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,082
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 15,003
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,906
Chicago Park District General Obligation Unlimited 550 5.000 01/01/27 575
Chicago Park District General Obligation Unlimited 700 4.000 01/01/34 704
Chicago Park District General Obligation Unlimited 600 4.000 01/01/35 603
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,420 5.000 01/01/26 3,542
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/27 2,319
Chicago Sales Tax Securitization Corp. Revenue Bonds 4,185 5.000 01/01/28 4,494
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,210 5.000 01/01/29 7,844
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 8,258
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,998
Chicago Sales Tax Securitization Corp. Revenue Bonds 635 5.000 01/01/35 675
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 710
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 250 5.000 01/01/38 263
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,321
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 217
Chicago Wastewater Transmission Revenue Bonds (µ) 550 5.000 01/01/35 624
Chicago Wastewater Transmission Revenue Bonds (µ) 250 5.000 01/01/36 281
Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/37 223
Chicago Wastewater Transmission Revenue Bonds (µ) 300 5.000 01/01/38 330
City of Belleville Sales Tax Revenue Tax Allocation 65 3.250 07/01/29 64
City of Belleville Sales Tax Revenue Tax Allocation 325 3.750 07/01/41 302
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 783
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 885
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 439
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 593

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,696
City of Chicago General Obligation Unlimited 670 5.000 01/01/27 702
City of Chicago General Obligation Unlimited 2,075 5.000 01/01/28 2,194
City of Chicago General Obligation Unlimited 2,210 5.000 01/01/29 2,336
City of Chicago General Obligation Unlimited 737 4.000 01/01/30 740
City of Chicago General Obligation Unlimited 1,260 5.000 01/01/30 1,356
City of Chicago General Obligation Unlimited (µ) 5,535 5.250 01/01/31 5,578
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,330
City of Chicago General Obligation Unlimited 4,000 5.250 01/01/32 4,031
City of Chicago General Obligation Unlimited 1,950 5.000 01/01/33 2,109
City of Chicago General Obligation Unlimited 1,525 4.000 01/01/35 1,506
City of Chicago General Obligation Unlimited 5,600 5.000 01/01/35 5,685
City of Chicago General Obligation Unlimited 4,445 4.000 01/01/36 4,381
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,734
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 5,042
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 6,271
City of Chicago General Obligation Unlimited 500 5.500 01/01/49 522
City of Chicago Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 564
City of Chicago Special Assessment Revenue Bonds 300 3.200 12/01/29 277
City of Chicago Special Assessment Revenue Bonds 325 3.290 12/01/30 299
City of Chicago Special Assessment Revenue Bonds 348 3.380 12/01/31 319
City of Chicago Special Assessment Revenue Bonds 275 3.450 12/01/32 251
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 507
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 904
City of Chicago Wastewater Transmission Revenue Bonds 2,015 5.000 01/01/34 2,048
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,655
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,071
City of Chicago Wastewater Transmission Revenue Bonds 2,570 5.000 01/01/39 2,593
City of Chicago Wastewater Transmission Revenue Bonds 1,255 5.000 01/01/44 1,252
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/26 1,049
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,378
City of Chicago Waterworks Revenue Bonds (µ) 300 5.000 11/01/33 319
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,016
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,034
City of Galesburg Revenue Bonds 300 5.000 10/01/30 318
City of Galesburg Revenue Bonds 560 4.000 10/01/36 531
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,106
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,098
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,199
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,340
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 3,071
City of Mount Vernon General Obligation Unlimited (µ) 2,530 4.000 12/15/30 2,670
City of Mount Vernon General Obligation Unlimited (µ) 3,155 4.000 12/15/31 3,313
City of Mount Vernon General Obligation Unlimited (µ) 3,275 4.000 12/15/32 3,427
City of Mount Vernon General Obligation Unlimited (µ) 615 4.000 12/15/33 644
City of Mount Vernon General Obligation Unlimited (µ) 680 4.000 12/15/36 689
City of Mount Vernon General Obligation Unlimited (µ) 795 4.000 12/15/40 791
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 132
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 218
City of Waukegan Water & Sewer System Revenue Bonds (µ) 315 4.000 12/30/32 331
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 341

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 285
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,503
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 586
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 622
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,781
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 469
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,087
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,196
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,260
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,384
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 333
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,328
County of Cook Sales Tax Revenue Bonds 1,000 4.000 11/15/37 1,000
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,752
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 289
County of Cook Sales Tax Revenue Bonds 845 4.000 11/15/39 841
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 454
County of DuPage General Obligation Limited 600 5.000 01/01/28 626
County of Sangamon General Obligation Limited (µ) 500 3.000 12/15/32 482
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 502
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 1,011
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 544
Governors State University Certificate of Participation (µ) 500 5.000 07/01/24 506
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 515
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,333
Illinois Finance Authority Revenue Bonds 3,000 4.000 06/15/25 3,027
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 293
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 449
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 506
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 650 5.000 02/15/27 260
Illinois Finance Authority Revenue Bonds (µ) 1,000 4.000 06/15/27 1,007
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 461
Illinois Finance Authority Revenue Bonds 150 4.000 11/01/27 149
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,019
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 283
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 259
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,195
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 406
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 536
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 466
Illinois Finance Authority Revenue Bonds 250 4.000 11/01/29 249
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 326
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 412
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 258
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 164
Illinois Finance Authority Revenue Bonds 265 4.000 11/01/31 263
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 330
Illinois Finance Authority Revenue Bonds 730 5.000 08/15/32 824
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 306
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 513

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 1,695 5.000 08/15/33 1,910
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 391
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 780
Illinois Finance Authority Revenue Bonds 700 4.000 12/01/35 726
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 213
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,010
Illinois Finance Authority Revenue Bonds 2,660 4.000 12/01/36 2,729
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,011
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,322
Illinois Finance Authority Revenue Bonds 7,090 4.000 10/01/38 6,909
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,007
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 776
Illinois Finance Authority Revenue Bonds 2,000 4.000 12/01/39 2,007
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 93
Illinois Finance Authority Revenue Bonds 925 5.000 10/01/41 966
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 90
Illinois Finance Authority Revenue Bonds 325 5.000 09/01/46 328
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 05/15/50 3,528
Illinois Finance Authority Revenue Bonds (~)(Ê) 32,655 4.250 08/15/57 32,655
Illinois General Obligation Unlimited 1,115 5.000 03/01/31 1,238
Illinois General Obligation Unlimited 1,925 5.000 05/01/33 1,942
Illinois General Obligation Unlimited 400 4.000 11/01/34 405
Illinois General Obligation Unlimited 365 5.250 05/01/38 399
Illinois General Obligation Unlimited 490 5.250 05/01/39 533
Illinois General Obligation Unlimited 440 5.250 05/01/40 477
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 1,415 4.000 06/01/26 1,415
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,519
Illinois Sports Facilities Authority (The) Revenue Bonds 700 5.000 06/15/30 717
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,011
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 493
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,197
Illinois State Toll Highway Authority Revenue Bonds 9,925 5.000 01/01/37 10,080
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,231
Illinois State University Revenue Bonds (µ) 360 5.000 04/01/24 363
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 512
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,143
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 2,670 4.000 12/15/35 2,805
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,203
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,152
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,156
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 275
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000 12/01/31 337
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000 12/01/32 403
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 650
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 815 4.000 12/01/34 850
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 865 4.000 12/01/35 891

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 500 4.000 12/01/36 507
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,000 4.000 12/01/33 1,028
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,675 4.000 12/01/36 1,684
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 225 4.000 05/01/28 233
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 1,000 4.000 05/01/29 1,034
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited (µ) 850 5.000 01/01/33 867
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 372
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,220
Zero
coupon 06/15/28 1,013
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 4,370 4.341 06/15/30 3,358
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,362
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 581
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 627
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,665
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 521
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 378
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,018
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,097
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,530
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/28 347
Northern Illinois University Revenue Bonds (µ) 850 5.000 04/01/29 908
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/30 351
Northern Illinois University Revenue Bonds (µ) 1,040 5.000 04/01/31 1,113
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 484
Northern Illinois University Revenue Bonds (µ) 500 4.000 10/01/32 506
Northern Illinois University Revenue Bonds (µ) 1,350 5.000 04/01/33 1,430
Northern Illinois University Revenue Bonds (µ) 1,115 4.000 10/01/36 1,103
Peoria County Community Unit School District No. 323 General Obligation
Unlimited 1,585 4.000 04/01/30 1,657
Rock Island County School District No. 41 General Obligation Unlimited (µ) 1,105 5.000 12/01/30 1,208
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 727
Rock Island County School District No. 41 General Obligation Unlimited (µ) 625 5.000 12/01/32 683
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 734
Sales Tax Securitization Corp. Revenue Bonds 725 5.000 01/01/26 751
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,362
Sales Tax Securitization Corp. Revenue Bonds 3,500 5.000 01/01/29 3,808
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,351
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/35 1,114
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 800
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 517
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 513
Sangamon County School Districts General Obligation Limited (µ) 1,105 5.000 06/01/30 1,221
Sangamon County School Districts General Obligation Limited (µ) 1,160 5.000 06/01/31 1,285
Sangamon County School Districts General Obligation Limited (µ) 1,220 5.000 06/01/32 1,350
Sangamon County School Districts General Obligation Limited (µ) 1,395 5.000 02/01/33 1,544

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 1,000 4.000 12/01/40 985
South Sangamon Water Commission General Obligation Unlimited (µ) 125 4.000 01/01/32 128
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/33 51
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 56
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 51
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 60
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,501
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 867
Southern Illinois University Revenue Bonds (µ) 200 4.000 04/01/29 204
Southern Illinois University Revenue Bonds (µ) 240 5.000 04/01/32 263
Southern Illinois University Revenue Bonds (µ) 300 5.000 04/01/33 326
Southern Illinois University Revenue Bonds (µ) 300 4.000 04/01/35 294
Southern Illinois University Revenue Bonds (µ) 500 4.000 04/01/39 471
Southwestern Illinois Development Authority Revenue Bonds 1,450 4.000 04/15/31 1,531
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,178
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,041
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 965
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,259
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,700 5.500 12/01/36 3,095
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,854
State of Illinois General Obligation Unlimited 400 5.000 02/01/24 403
State of Illinois General Obligation Unlimited 4,000 5.000 11/01/24 4,069
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,437
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,387
State of Illinois General Obligation Unlimited 750 5.000 02/01/26 777
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,563
State of Illinois General Obligation Unlimited 1,380 5.000 12/01/26 1,449
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 126
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 790
State of Illinois General Obligation Unlimited 1,080 5.000 05/01/28 1,091
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,739
State of Illinois General Obligation Unlimited 10,875 5.000 11/01/28 11,574
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,429
State of Illinois General Obligation Unlimited 3,550 5.000 10/01/29 3,833
State of Illinois General Obligation Unlimited 4,475 5.000 11/01/29 4,760
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,587
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,061
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,199
State of Illinois General Obligation Unlimited 2,000 5.000 04/01/31 2,018
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 119
State of Illinois General Obligation Unlimited 1,500 5.000 02/01/39 1,504
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 980
State of Illinois General Obligation Unlimited 2,500 4.000 10/01/40 2,430
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 741
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 741
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,225
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,053
Town of Cicero General Obligation Unlimited (µ) 915 5.000 01/01/24 920
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 507
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,036
University of Illinois Revenue Bonds (µ) 3,295 3.000 04/01/33 3,029

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,701
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,238
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,392
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,111
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 410 5.625 03/01/43 397
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,119
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 597
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 419
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 522
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 676
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 654
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 667
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,517
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,618
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,119
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,167
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 742
Western Illinois University Revenue Bonds (µ) 560 5.000 04/01/24 565
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,631
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 403
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 851
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,141
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 5,231
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 662
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 1,005
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,508
680,688
Indiana - 0.6%
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,475
City of Rockport Revenue Bonds 1,250 3.125 07/01/25 1,222
Elkhart County Building Corp. Revenue Bonds (µ) 1,265 4.000 12/01/32 1,323
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,263
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 560
Indiana Finance Authority Revenue Bonds 2,250 0.650 08/01/25 2,062
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 0.120 05/01/28 4,000
Indiana Finance Authority Revenue Bonds 2,500 1.400 08/01/29 2,178
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 24
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 917
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 353
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 543
Indiana Finance Authority Revenue Bonds 1,100 4.000 10/01/36 1,123
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/37 764
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 828
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 38
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,594
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 874
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 375
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,103
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 1,061
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,168

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,108
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,209
Northwestern School Building Corp. Revenue Bonds 800 6.000 07/15/39 927
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,148
Tippecanoe County School Building Corp. Revenue Bonds 500 6.000 07/15/41 600
31,840
Iowa - 0.5%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,306
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 264
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 861
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,082
City of Coralville Certificate of Participation 385 4.000 06/01/27 371
City of Coralville Certificate of Participation 840 4.000 06/01/31 793
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 771
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,448
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,324
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,689
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 829
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 447
Dubuque Community School District Revenue Bonds (µ) 600 3.000 07/01/36 543
Dubuque Community School District Revenue Bonds (µ) 675 3.000 07/01/37 595
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,575
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/50 882
Iowa Higher Education Loan Authority Revenue Bonds 375 4.000 10/01/30 376
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 395
Iowa Higher Education Loan Authority Revenue Bonds 140 4.000 10/01/32 139
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 315
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 385
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 387
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 415
Tobacco Settlement Financing Corp. Revenue Bonds 485 4.000 06/01/49 480
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,157
22,829
Kansas - 0.3%
City of Manhattan Revenue Bonds 330 4.000 06/01/27 314
City of Manhattan Revenue Bonds 625 4.000 06/01/36 521
City of Prairie Village Tax Allocation 315 2.875 04/01/30 282
City of Prairie Village Tax Allocation 500 3.125 04/01/36 405
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 92
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,161
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,044
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,042
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,804
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,506
Wyandotte County City Unified Government Revenue Bonds 1,485 4.500 06/01/40 1,368
Wyandotte County Unified School District No. 500 Kansas City General Obligation
Unlimited (ae) 750 4.125 09/01/37 775
12,314
Kentucky - 0.6%
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,699
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 787

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 832
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,747
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 1,976
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 3,005
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,175
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 3,625 4.000 12/01/49 3,616
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 1,981
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 461
Kentucky State University Certificate of Participation (µ) 130 4.000 11/01/33 137
Kentucky State University Certificate of Participation (µ) 135 4.000 11/01/35 141
Kentucky State University Certificate of Participation (µ) 155 4.000 11/01/36 159
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 811
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,813
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,125 5.000 10/01/33 2,207
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 877
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,350 4.000 10/01/40 2,261
Louisville/Jefferson County Metropolitan Government Revenue Bonds 580 5.000 10/01/40 627
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/41 603
Louisville/Jefferson County Metropolitan Government Revenue Bonds 250 5.000 10/01/42 268
29,183
Louisiana - 1.3%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,443
Cameron Parish School District No. 15 General Obligation Unlimited 265 5.000 10/01/27 281
Cameron Parish School District No. 15 General Obligation Unlimited 275 5.000 10/01/28 295
Cameron Parish School District No. 15 General Obligation Unlimited 305 5.000 10/01/30 336
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 308
Cameron Parish School District No. 15 General Obligation Unlimited 485 4.000 10/01/32 496
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 528
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,034
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 85 4.000 06/01/40 85
City of New Orleans Sewerage Service Revenue Bonds (ae) 1,000 5.000 06/01/40 1,034
City of New Orleans Sewerage Service Revenue Bonds 175 5.000 06/01/45 184
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,088
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 3,026
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,022
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,802
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 831
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 1,003
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,630 4.000 02/01/39 1,629
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 370
Jefferson Sales Tax District Revenue Bonds (µ) 1,825 5.000 12/01/34 2,019
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 71
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 261
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 722
Louisiana Housing Corp. Revenue Bonds 950 4.500 12/01/47 952
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,716
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 4,250 3.500 11/01/32 4,100

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 506
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 4,890
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 1,037
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,643
Louisiana Public Facilities Authority Revenue Bonds 620 5.000 10/01/32 680
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 848
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,078
Louisiana Public Facilities Authority Revenue Bonds 940 4.000 10/01/36 929
Louisiana Public Facilities Authority Revenue Bonds 115 4.000 10/01/37 112
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 959
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 92
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,830 5.000 06/01/45 1,946
Louisiana Stadium & Exposition District Revenue Bonds 375 5.000 07/01/35 430
Louisiana Stadium & Exposition District Revenue Bonds 225 5.000 07/01/36 255
Louisiana Stadium & Exposition District Revenue Bonds 200 5.000 07/01/37 224
Louisiana Stadium & Exposition District Revenue Bonds 275 5.000 07/01/38 306
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 2.000 06/01/37 1,401
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 2,440 2.100 06/01/37 2,395
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,080
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,031
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 678
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 545 4.217 05/01/43 535
State of Louisiana General Obligation Unlimited 3,370 5.000 03/01/38 3,762
State of Louisiana General Obligation Unlimited 1,000 5.000 03/01/40 1,094
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,318
61,987
Maine - 0.1%
City of Portland General Airport Revenue Bonds 1,065 5.000 01/01/37 1,097
City of Portland General Airport Revenue Bonds 1,295 5.000 01/01/38 1,331
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 250 4.000 07/01/35 254
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 164
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 298
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 376
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 947
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 525
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 504
Maine Turnpike Authority Revenue Bonds 1,400 5.000 07/01/30 1,598
7,094
Maryland - 1.3%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 84
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 69
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/34 84
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/35 147
Baltimore Research Park Project Revenue Bonds 155 4.000 01/01/36 150
Baltimore Research Park Project Revenue Bonds 190 4.000 01/01/37 180
Baltimore Research Park Project Revenue Bonds 220 4.000 01/01/38 206
Baltimore Research Park Project Revenue Bonds 210 4.000 01/01/39 193
Baltimore Research Park Project Revenue Bonds 350 4.000 01/01/40 320
City of Baltimore Revenue Bonds (Þ) 150 4.500 06/01/33 147
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,505

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 2,078
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 609
City of Baltimore Revenue Bonds (Þ) 100 4.875 06/01/42 96
City of Gaithersburg Revenue Bonds 350 5.000 01/01/37 336
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 562
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 559
County of Baltimore Revenue Bonds 1,050 4.000 01/01/24 1,048
County of Baltimore Revenue Bonds 2,805 4.000 01/01/25 2,796
County of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,064
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,515
County of Frederick Special Tax 750 4.000 07/01/35 765
County of Frederick Special Tax 860 4.000 07/01/36 870
County of Frederick Special Tax 500 4.000 07/01/38 498
County of Frederick Special Tax 500 4.000 07/01/39 491
County of Frederick Special Tax 500 4.000 07/01/40 487
County of Frederick Tax Allocation 890 3.250 07/01/29 835
County of Howard General Obligation Unlimited 2,355 5.000 02/15/27 2,525
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,088
Maryland Community Development Administration Revenue Bonds 2,600 4.500 09/01/48 2,607
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,571
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,652
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,089
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,370
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,000 5.000 07/01/45 1,019
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 2,125 5.500 01/01/46 2,162
Maryland Stadium Authority Revenue Bonds 2,500 5.000 05/01/47 2,610
Maryland State Transportation Authority Revenue Bonds 3,200 3.000 07/01/33 3,126
State of Maryland Department of Transportation Revenue Bonds 3,025 4.000 09/01/27 3,164
State of Maryland Department of Transportation Revenue Bonds 6,000 3.000 10/01/31 5,926
State of Maryland Department of Transportation Revenue Bonds 2,500 3.000 10/01/33 2,446
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 2,930
State of Maryland General Obligation Unlimited 5,500 5.000 06/01/37 6,320
61,299
Massachusetts - 1.0%
City of Boston General Obligation Unlimited 2,015 5.000 04/01/25 2,079
City of Waltham General Obligation Limited 1,500 2.125 10/15/39 1,126
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,163
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,035
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 3,980
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,990
Commonwealth of Massachusetts General Obligation Unlimited 4,500 2.000 03/01/37 3,493
Commonwealth of Massachusetts Transportation Fund Revenue Bonds 3,000
Zero
coupon 07/01/31 2,208
Massachusetts Clean Water Trust (The) Revenue Bonds (Consumer Price Index  +
0.990%)(Ê) 5,000 3.900 08/01/23 5,000
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 775 4.000 08/01/33 781
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 800 4.000 08/01/34 806
Massachusetts Development Finance Agency Revenue Bonds 975 5.000 10/01/23 974
Massachusetts Development Finance Agency Revenue Bonds (Þ) 115 4.000 11/15/23 115
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 11/15/28 1,031
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,738
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,223

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,263
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 763
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 847
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 423
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 518
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 175
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 531
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 398
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 423
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 03/01/44 1,005
Massachusetts Housing Finance Agency Revenue Bonds 1,820 0.800 12/01/25 1,681
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,818
Massachusetts State General Obligation 5,425 5.250 01/01/44 5,870
49,457
Michigan - 2.6%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 769
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,093
City of Detroit General Obligation Unlimited 235 5.000 04/01/24 236
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 35
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 41
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 82
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 88
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 367
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 63
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 849
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 274
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 803
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 646
City of Detroit General Obligation Unlimited 135 5.000 04/01/32 142
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 790
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 506
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 974
City of Detroit General Obligation Unlimited 750 5.000 04/01/34 788
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 355
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 374
City of Detroit General Obligation Unlimited 335 5.000 04/01/36 350
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 310
City of Detroit General Obligation Unlimited 300 5.000 04/01/38 308
City of Detroit Sewage Disposal System Revenue Bonds (CME Term SOFR 3 Month
+ 0.600%)(µ)(Ê) 3,160 0.735 07/01/32 2,986
County of Jackson Revenue Bonds (µ) 400 4.000 05/01/34 419
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 700 5.000 07/01/30 708
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,785 5.000 07/01/31 1,804
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 968
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,115
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,058
Ferndale Public Schools General Obligation Unlimited 1,010 5.000 05/01/41 1,097
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,500
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,522
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,098
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,038
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 155

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 382
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 138
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 108
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,056
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 6,975 5.000 07/01/29 7,816
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,650 5.000 07/01/46 2,713
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 116
Great Lakes Water Authority Water Supply System Revenue Bonds (µ) 1,000 4.000 07/01/33 1,023
Hudsonville Public Schools General Obligation Unlimited 1,185 4.000 05/01/36 1,220
Hudsonville Public Schools General Obligation Unlimited 1,565 4.000 05/01/38 1,581
Hudsonville Public Schools General Obligation Unlimited 1,060 4.000 05/01/39 1,067
Imlay City Community Schools General Obligation Unlimited 500 4.000 05/01/37 516
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,496
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 908
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,062
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,472
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 655
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,056
Michigan Finance Authority Revenue Bonds 2,050 5.250 02/01/27 2,065
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,684
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,406
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,419
Michigan Finance Authority Revenue Bonds 2,245 5.000 11/15/29 2,286
Michigan Finance Authority Revenue Bonds (ae) 655 5.000 11/15/29 676
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,642
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,010
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 270
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 1,021
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,618
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 510
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,493
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 586
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,350
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 706
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,440
Michigan Finance Authority Revenue Bonds 850 5.000 06/01/49 871
Michigan Mathematics & Science Initiative Revenue Bonds 390 4.000 01/01/31 364
Michigan State Building Authority Revenue Bonds (~)(Ê) 5,000 2.330 04/15/58 5,000
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 7,870 5.000 12/01/25 7,950
Michigan State Housing Development Authority Revenue Bonds 3,900 4.250 12/01/49 3,887
Novi Community School District General Obligation Unlimited 1,250 5.000 05/01/33 1,394
Novi Community School District General Obligation Unlimited 1,365 5.000 05/01/37 1,480
Novi Community School District General Obligation Unlimited 1,425 5.000 05/01/39 1,531
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,720
South Lyon Community Schools General Obligation Unlimited (µ) 435 5.000 05/01/38 487
South Lyon Community Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/39 1,106
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,709
South Lyon Community Schools General Obligation Unlimited (µ) 750 5.000 05/01/43 812
State of Michigan Revenue Bonds 1,000 3.250 05/01/32 983
State of Michigan Trunk Line Revenue Bonds 1,105 5.000 11/15/45 1,195

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Summit Academy North Revenue Bonds 440 2.250 11/01/26 404
Summit Academy North Revenue Bonds 780 4.000 11/01/31 716
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 647
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 332
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,965
Wayne County Airport Authority Revenue Bonds 325 5.000 12/01/41 354
Wayne County Airport Authority Revenue Bonds 1,330 5.000 12/01/46 1,432
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 686
125,313
Minnesota - 0.4%
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 2,032
City of Independence Revenue Bonds 175 4.000 07/01/31 159
City of Minneapolis Revenue Bonds 1,625 4.000 11/15/37 1,607
City of Minneapolis Revenue Bonds (~)(Ê) 2,500 5.000 11/15/52 2,689
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 965 5.000 11/15/28 1,027
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 181
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 234
City of Woodbury Revenue Bonds 55 3.000 12/01/30 50
Duluth Economic Development Authority Revenue Bonds 580 5.000 06/15/33 615
Duluth Economic Development Authority Revenue Bonds 500 4.000 06/15/34 487
Duluth Independent School District No. 709 Certificate of Participation 375 5.000 02/01/25 384
Duluth Independent School District No. 709 Certificate of Participation 450 5.000 06/15/31 476
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,541
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 1,300 4.250 12/01/32 1,282
Metropolitan Council General Obligation Unlimited 1,590 5.000 12/01/24 1,628
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 824
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,083
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 39
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 625
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 29
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 230
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 477
20,809
Mississippi - 0.4%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,432
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 2,400 4.000 11/01/35 2,400
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,870 4.000 11/01/35 3,870
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 102
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 102
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 04/01/28 1,011
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/28 103
Mississippi Development Bank Revenue Bonds (Þ) 125 5.000 10/01/29 130
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/30 183
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 219
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,041
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 701
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,358
Mississippi Home Corp. Revenue Bonds 505 4.000 12/01/44 501

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,040
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 477
18,670
Missouri - 1.1%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,025
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 128
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 86
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 97
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,035
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,053
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,386
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 525 5.000 02/15/33 562
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 43
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 903
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 40
Jefferson City School District General Obligation Unlimited 2,115 5.250 03/01/39 2,344
Jefferson City School District General Obligation Unlimited 1,500 5.250 03/01/41 1,649
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 9,086
Maryland Heights Industrial Development Authority Revenue Bonds 800 4.375 03/15/30 738
Missouri Southern State University Revenue Bonds 90 3.000 10/01/26 87
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 120
Missouri State Health & Educational Facilities Authority Revenue Bonds 100 4.000 02/15/37 100
Missouri State Health & Educational Facilities Authority Revenue Bonds 125 4.000 02/15/38 124
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,305 4.000 11/15/38 1,300
Missouri State Health & Educational Facilities Authority Revenue Bonds 115 4.000 02/15/39 113
Missouri State Health & Educational Facilities Authority Revenue Bonds 3,495 4.000 11/15/39 3,455
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 333
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,567
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,839
Plaza at Noah's Ark Community Improvement District Revenue Bonds 50 3.000 05/01/24 49
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 24
Spring Independent School District General Obligation Unlimited 2,895 5.000 03/01/40 3,198
St Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 7,068
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/45 1,049
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/49 1,036
St. Louis Municipal Library District Certificate of Participation (µ) 300 4.000 03/15/33 314
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 265
Washington Industrial Development Authority Revenue Bonds 150 2.500 11/01/29 138
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 613
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,199
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,193
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,071
51,430
Montana - 0.3%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 522
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 430
City of Forsyth Revenue Bonds 5,300 3.875 07/01/28 5,310
County of Gallatin Revenue Bonds (Þ) 1,350 4.000 10/15/32 1,241
County of Gallatin Revenue Bonds (Þ) 1,850 4.000 10/15/36 1,611
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 666
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 432
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,053

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,404
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,568
14,237
Nebraska - 0.5%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/33 1,059
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 1,000
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,556
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,118
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 5,000 5.000 03/01/50 5,016
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 750
City of Lincoln Electric System Revenue Bonds 1,710 5.000 09/01/27 1,833
Hershey Public Schools General Obligation Unlimited (µ) 230 4.000 12/15/27 237
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 761
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,312
Omaha Public Power District Revenue Bonds 4,600 5.000 02/01/42 4,862
24,504
Nevada - 0.6%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 81
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 392
City of North Las Vegas General Obligation Limited (µ) 2,430 5.000 06/01/30 2,714
City of North Las Vegas General Obligation Limited (µ) 1,235 4.000 06/01/36 1,251
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,792
Clark County School District General Obligation Limited (µ) 105 5.000 06/15/30 119
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,367
Clark County School District General Obligation Limited (µ) 105 5.000 06/15/32 119
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/33 113
Clark County School District General Obligation Limited (µ) 115 5.000 06/15/34 130
Clark County School District General Obligation Limited (µ) 1,000 5.000 06/15/37 1,126
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,428
County of Clark Department of Aviation Revenue Bonds 2,600 5.000 07/01/26 2,742
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,159
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,504
Henderson Local Improvement Districts Special Assessment 100 2.000 09/01/23 100
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 135
Las Vegas Convention & Visitors Authority Revenue Bonds 275 5.000 07/01/26 289
Las Vegas Convention & Visitors Authority Revenue Bonds 145 5.000 07/01/27 156
Las Vegas Convention & Visitors Authority Revenue Bonds 1,300 5.000 07/01/31 1,384
Las Vegas Convention & Visitors Authority Revenue Bonds 95 5.000 07/01/35 102
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,863
Las Vegas Convention & Visitors Authority Revenue Bonds 365 5.000 07/01/43 381
Las Vegas Valley Water District General Obligation Limited 1,000 5.000 06/01/28 1,101
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,100
Nevada Department of Business & Industry Revenue Bonds (Þ) 290 5.000 07/15/27 291
Nevada Department of Business & Industry Revenue Bonds (Þ) 525 4.500 12/15/29 509
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 199
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,660
31,307
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê) 840 2.800 10/01/33 838
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 641
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,225 5.000 06/01/28 2,436
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,865 5.000 08/01/33 3,027

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,510
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 810 5.000 08/01/34 855
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 889
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 1,837
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 895 5.000 08/01/36 936
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,626
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 973
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,020 5.000 08/01/38 2,095
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/39 1,035
18,698
New Jersey - 3.2%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 512
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 469
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 798
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 332
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 354
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 373
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 398
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 284
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,587
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 1,974
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 68
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 497
Jersey City General Obligation Unlimited 450 5.000 11/01/31 489
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 610
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 715
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 538
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 793
New Jersey Economic Development Authority Revenue Bonds (~)(Ê) 2,715 5.250 04/01/28 2,937
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,141
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,746
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.500 06/15/30 973
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 334
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 702
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,223
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 347
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,045
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 311
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 352
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 350
New Jersey Economic Development Authority Revenue Bonds 1,000 4.000 11/01/39 983
New Jersey Economic Development Authority Revenue Bonds 1,600 5.000 06/15/40 1,620
New Jersey Economic Development Authority Revenue Bonds 2,315 5.000 06/15/41 2,466
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 438
New Jersey Educational Facilities Authority Revenue Bonds 3,130 5.000 03/01/27 3,373
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,103
New Jersey Educational Facilities Authority Revenue Bonds 1,125 5.000 07/01/33 1,219
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 594
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 708
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,784
New Jersey General Obligation Unlimited 7,293 5.000 06/01/39 7,945

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,181
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,054
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,328
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 316
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,054
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 1,004
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/42 1,156
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 150 0.500 11/01/23 149
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 185 0.650 05/01/24 181
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 347
New Jersey Housing & Mortgage Finance Agency Revenue Bonds (~)(ae)(Ê) 2,045 3.500 07/01/25 2,034
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 255
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,874
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 2,515 4.750 10/01/50 2,537
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,005
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,025 2.493 12/15/26 1,794
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,675 5.000 01/01/27 1,699
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,450
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 895
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,735 5.000 06/15/30 6,019
New Jersey Transportation Trust Fund Authority Revenue Bonds 585 5.000 06/15/31 613
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,160 2.851 12/15/31 1,592
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.000 12/15/31 816
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,262
New Jersey Transportation Trust Fund Authority Revenue Bonds 4,035 5.000 12/15/34 4,351
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 3,078
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 846
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.591 12/15/35 1,840
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 8,582
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,064
New Jersey Transportation Trust Fund Authority Revenue Bonds 23,510 4.649 12/15/37 12,831
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 2,586
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 692
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,214
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 5.250 06/15/41 555
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 01/01/42 3,323
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 1,005
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 5.250 06/15/42 551
New Jersey Turnpike Authority Revenue Bonds 1,700 5.000 01/01/32 1,851
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,121
Newark Board of Education General Obligation Unlimited (µ) 1,000 4.000 07/15/35 1,024
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 678
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 1,031
Salem County Improvement Authority Revenue Bonds (µ) 550 4.000 08/15/37 543
South Jersey Transportation Authority Revenue Bonds (µ) 200 5.000 11/01/28 217
South Jersey Transportation Authority Revenue Bonds (µ) 2,000 5.000 11/01/29 2,204
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/30 1,103
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 3,792
South Jersey Transportation Authority Revenue Bonds (µ) 1,250 5.000 11/01/41 1,346
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 8,102

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds 1,410 5.000 06/01/46 1,410
157,040
New Mexico - 0.2%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,050
City of Farmington Revenue Bonds (~)(ae)(Ê) 2,500 3.000 06/01/40 2,473
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,365 3.900 06/01/40 1,368
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 4,880 5.000 07/01/26 5,154
10,045
New York - 9.7%
Albany Capital Resource Corp. Revenue Bonds 980 4.000 06/01/29 926
Brooklyn Arena Local Development Corp. Revenue Bonds 3,000 5.000 07/15/25 3,059
Brooklyn Arena Local Development Corp. Revenue Bonds 40 1.625 11/01/25 40
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 108
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 525
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 735
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 98
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 405
Build NYC Resource Corp. Revenue Bonds 325 5.000 07/01/32 343
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 629
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 256
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 523
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 582
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 450
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 596
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 670
Camden Central School District General Obligation Unlimited (µ) 1,970 4.000 03/15/26 2,004
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,534
City of New York General Obligation Unlimited 6,420 5.000 08/01/23 6,420
City of New York General Obligation Unlimited 2,380 5.000 06/01/34 2,448
City of New York General Obligation Unlimited 3,780 5.000 06/01/35 3,879
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,318
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,873
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,285
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 21,181
City of New York General Obligation Unlimited 470 4.000 03/01/42 467
City of New York General Obligation Unlimited 275 5.000 04/01/45 291
City of New York General Obligation Unlimited (~)(Ê) 7,000 4.050 10/01/46 7,000
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 3,071
City of Yonkers General Obligation Limited (µ) 1,200 5.000 05/01/31 1,345
City of Yonkers General Obligation Limited (µ) 2,250 5.000 05/01/32 2,519
City of Yonkers General Obligation Limited (µ) 3,895 5.000 05/01/33 4,359
City of Yonkers General Obligation Limited (µ) 1,990 4.000 05/01/35 2,053
City of Yonkers General Obligation Limited (µ) 2,180 4.000 05/01/37 2,217
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,792
Genesee County Funding Corp./The Revenue Bonds 450 5.000 12/01/29 476
Hempstead Town Local Development Corp. Revenue Bonds 715 4.000 07/01/40 696
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 7,926
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 4,974
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,510
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,875
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 4,245 4.000 02/15/47 4,141
Long Island Power Authority Revenue Bonds (~)(Ê) 9,875 1.000 12/01/29 9,788

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,088
Long Island Power Authority Revenue Bonds (USD 1 Month LIBOR + 0.750%)(Ê) 745 2.545 05/01/33 745
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 815
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,085
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,350
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,950
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/52 3,753
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 77
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,978
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/27 233
Metropolitan Transportation Authority Revenue Bonds 1,845 5.000 11/15/28 1,961
Metropolitan Transportation Authority Revenue Bonds (ae) 4,015 5.000 11/15/28 4,109
Metropolitan Transportation Authority Revenue Bonds 750 5.250 11/15/28 776
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/29 593
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/30 247
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 104
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 342
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 466
Metropolitan Transportation Authority Revenue Bonds 4,500 5.000 11/15/38 4,500
Metropolitan Transportation Authority Revenue Bonds 1,570 5.250 11/15/39 1,578
Metropolitan Transportation Authority Revenue Bonds 5,130 5.000 11/15/42 5,130
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 9,824
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,508
Metropolitan Transportation Authority Revenue Bonds 7,075 4.000 11/15/45 6,691
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,690
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,389
Monroe County Industrial Development Corp. Revenue Bonds 960 4.000 07/01/39 959
Nassau County Interim Finance Authority Revenue Bonds 1,600 5.000 11/15/32 1,890
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 748
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,532
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 7,715 3.400 11/01/62 7,593
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 271
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,752
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 386
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 281
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 300
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 312
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/39 5,120
New York City Municipal Water Finance Authority Revenue Bonds 8,000 5.000 06/15/47 8,069
New York City Municipal Water Finance Authority Revenue Bonds 4,615 5.000 06/15/49 4,883
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,222
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,834
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,000 5.000 05/01/36 3,295
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,277
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,545 5.000 02/01/40 2,668
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/40 2,408
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 05/01/42 5,247
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 850 0.980 08/01/42 850
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 494
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 167
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 9,600 5.500 11/01/45 11,014

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Water & Sewer System Revenue Bonds 6,050 4.000 06/15/40 6,064
New York City Water & Sewer System Revenue Bonds 6,150 5.000 06/15/46 6,447
New York City Water & Sewer System Revenue Bonds 5,730 5.000 06/15/48 6,211
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925
Zero
coupon 11/15/34 1,899
New York Liberty Development Corp. Revenue Bonds (Þ) 1,135 5.150 11/15/34 1,137
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,178
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,361
New York Liberty Development Corp. Revenue Bonds (Þ) 4,865 5.000 11/15/44 4,765
New York Liberty Development Corp. Revenue Bonds (Þ) 250 7.250 11/15/44 253
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,739
New York Power Authority Revenue Bonds 620 4.000 04/01/34 627
New York State Dormitory Authority Revenue Bonds 450 5.000 03/15/27 484
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,503
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 16
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,735
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 92
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,463
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,597
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 73
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,760
New York State Dormitory Authority Revenue Bonds 1,335 5.000 03/15/35 1,368
New York State Dormitory Authority Revenue Bonds 525 4.000 07/01/35 528
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 81
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 265
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 72
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 65
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,857
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 328
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 91
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 485
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,280
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,023
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 68
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,096
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,005
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,137
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 76
New York State Dormitory Authority Revenue Bonds 2,150 5.000 10/01/39 2,384
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,072
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 76
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 89
New York State Dormitory Authority Revenue Bonds 7,790 5.000 02/15/41 8,229
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,247
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,672
New York State Dormitory Authority Revenue Bonds 4,050 5.000 03/15/41 4,158
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 89
New York State Dormitory Authority Revenue Bonds 6,890 5.000 02/15/42 7,156
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,162
New York State Dormitory Authority Revenue Bonds 835 5.000 10/01/42 914
New York State Dormitory Authority Revenue Bonds 6,800 4.000 03/15/43 6,681
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 983

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 310
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 5,128
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 11,500 5.000 05/01/48 11,573
New York State Environmental Facilities Corp. Revenue Bonds 3,000 5.000 06/15/35 3,150
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 879
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 11/01/61 377
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,929
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,509
New York State Urban Development Corp. Revenue Bonds 800 4.000 03/15/38 806
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,762
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,218
New York Transportation Development Corp. Revenue Bonds 1,250 5.000 12/01/29 1,364
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,231
New York Transportation Development Corp. Revenue Bonds 1,205 5.000 12/01/34 1,317
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 786
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/36 3,226
New York Transportation Development Corp. Revenue Bonds 3,320 5.000 12/01/37 3,545
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/30 1,665
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/31 1,649
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 61
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 71
Oneida County Local Development Corp. Revenue Bonds (µ) 105 4.000 12/01/34 107
Oneida County Local Development Corp. Revenue Bonds (µ) 1,105 5.000 12/01/34 1,231
Oneida County Local Development Corp. Revenue Bonds (µ) 300 4.000 12/01/35 303
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 115
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 148
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 97
Oneida County Local Development Corp. Revenue Bonds (µ) 240 4.000 12/01/49 216
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 693
Port Authority of New York & New Jersey Revenue Bonds 5,000 5.000 07/15/34 5,716
Port Authority of New York & New Jersey Revenue Bonds 2,775 5.000 07/15/35 3,146
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/36 1,042
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,128
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,124
Port Authority of New York & New Jersey Revenue Bonds 2,760 5.000 10/15/41 2,834
Port Authority of New York & New Jersey Revenue Bonds 2,875 5.250 05/15/42 3,083
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,559
Schenectady Metroplex Development Authority Revenue Bonds (µ) 220 4.000 08/01/32 234
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,815 4.250 10/01/47 1,809
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,321
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 235 4.000 06/01/50 229
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,359
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,007
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,031
Triborough Bridge & Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,287
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 5,848
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,615
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,500 2.875 07/01/26 1,431
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 488
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,354

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 525
476,718
North Carolina - 0.5%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 01/15/48 919
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/49 1,137
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 6,300 5.000 01/15/50 6,880
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,299
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 310
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,926
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/24 25
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 246
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 25
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 234
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 25
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 562
North Carolina Medical Care Commission Revenue Bonds 170 5.000 03/01/27 169
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 784
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 197
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 555
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 150
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 648
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 152
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 705
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 615
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 155
North Carolina Medical Care Commission Revenue Bonds 185 4.000 09/01/34 175
North Carolina Medical Care Commission Revenue Bonds 725 5.000 10/01/35 705
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 84
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 494
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 189
North Carolina Turnpike Authority Revenue Bonds 4,000 5.000 02/01/24 4,029
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,388
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 22
26,804
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 675 4.000 12/01/37 602
City of Grand Forks Healthcare System Revenue Bonds 1,795 4.000 12/01/41 1,538
City of Grand Forks Revenue Bonds 800 4.000 12/01/35 743
City of Horace General Obligation Unlimited 925 3.250 08/01/24 910
City of Horace General Obligation Unlimited 1,125 4.000 01/01/25 1,125
City of Horace General Obligation Unlimited 150 3.000 05/01/41 115
City of Williston Revenue Bonds 4,155 4.500 11/01/26 4,166
9,199
Ohio - 1.8%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 642
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 406
American Municipal Power, Inc. Revenue Bonds 180 5.000 02/15/24 181
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 186
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 92
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,074
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 979

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,275 5.000 06/01/55 2,114
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,818
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 728
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 754
City of Hamilton Electric Revenue Bonds (µ) 590 4.000 10/01/36 605
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 633
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 523
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,199
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 2,008
County of Franklin Revenue Bonds 700 5.000 07/01/35 705
County of Franklin Revenue Bonds 800 5.000 07/01/36 795
County of Franklin Revenue Bonds 575 4.000 07/01/40 476
County of Franklin Revenue Bonds 330 5.250 11/15/40 305
County of Franklin Sales Tax Revenue Bonds 1,720 5.000 06/01/48 1,816
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,348
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,979
Cuyahoga County Hospital Revenue Bonds 7,700 5.000 02/15/37 7,809
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 401
Euclid City School District Certificate of Participation (µ) 175 4.000 12/01/30 181
Euclid City School District Certificate of Participation (µ) 185 4.000 12/01/31 191
Euclid City School District Certificate of Participation (µ) 130 4.000 12/01/32 134
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 139
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 113
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 220
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 452
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 380
Euclid City School District Certificate of Participation 3,925 5.250 01/15/44 4,037
Forest Hills School District Tax Revenue Bonds 4,125 5.000 12/01/44 4,170
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,103
Hillsdale Local School District Certificate of Participation (µ) 3,050 4.000 12/01/32 3,176
North Olmsted City School District Revenue Bonds (µ) 1,240 5.000 10/15/48 1,315
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 49
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 946
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,337
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 4,975
Ohio Higher Educational Facility Commission Revenue Bonds 50 5.000 01/01/28 46
Ohio Higher Educational Facility Commission Revenue Bonds 830 4.000 07/01/30 836
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 553
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 604
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 797
Ohio Higher Educational Facility Commission Revenue Bonds 600 5.000 01/15/34 613
Ohio Higher Educational Facility Commission Revenue Bonds 485 4.000 07/01/34 487
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 446
Ohio Higher Educational Facility Commission Revenue Bonds 195 5.000 01/15/35 199
Ohio Higher Educational Facility Commission Revenue Bonds 1,095 4.000 07/01/36 1,089
Ohio Higher Educational Facility Commission Revenue Bonds 225 5.000 01/15/37 228
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 593
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 263
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 263
Ohio Higher Educational Facility Commission Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,401
Ohio Housing Finance Agency Revenue Bonds 1,670 4.500 09/01/48 1,673

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 88
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 144
State of Ohio Revenue Bonds 950 5.000 01/15/35 1,022
State of Ohio Revenue Bonds 815 4.000 01/15/37 806
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,154
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,967
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 217
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 84
United Local School District Certificate of Participation (µ) 1,200 4.000 12/01/34 1,232
Willoughby-Eastlake City School District General Obligation Unlimited (ae) 1,000 5.000 12/01/46 1,044
88,343
Oklahoma - 0.3%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,850
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,576
Cleveland County Educational Facilities Authority Revenue Bonds 825 5.000 06/01/24 835
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,044
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 2,970
Oklahoma Housing Finance Agency Collateralized Revenue Bonds (~)(ae)(Ê) 150 4.000 06/01/28 150
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,618
14,043
Oregon - 0.5%
City of Portland Sewer System Revenue Bonds 340 5.000 05/01/30 385
City of Portland Sewer System Revenue Bonds 5,500 5.000 12/01/35 6,463
Clackamas County School District No. 12 North Clackamas General Obligation
Unlimited (ae) 2,000 4.000 06/15/30 2,013
Hillsboro School District No. 1J General Obligation Unlimited 500 4.000 06/15/35 519
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 2,159
Oregon State Business Development Commission Revenue Bonds (~)(ae)(Ê) 1,950 2.400 12/01/40 1,949
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 53
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 80
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 53
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 702
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 131
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 135
State of Oregon Department of Transportation Revenue Bonds 1,000 5.250 11/15/47 1,129
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 136
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 107
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 111
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 532
State of Oregon General Obligation Unlimited 1,880 5.000 05/01/35 1,924
State of Oregon General Obligation Unlimited 2,930 5.000 05/01/43 3,302
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 409
State of Oregon Revenue Bonds 940 5.000 08/01/43 1,062
Yamhill County Hospital Authority Revenue Bonds 85 1.750 11/15/26 80
23,434
Pennsylvania - 3.7%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/34 1,128
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,123
Allegheny County Airport Authority Revenue Bonds (µ) 3,260 4.000 01/01/40 3,243
Allegheny County Airport Authority Revenue Bonds (µ) 3,140 4.000 01/01/41 3,120
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 799
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 846

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 884
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 4.007 02/01/33 729
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 682
Allegheny County Hospital Development Authority Revenue Bonds 1,145 5.000 04/01/30 1,214
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 283
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,029
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/31 2,475
Allentown City School District General Obligation Limited (µ) 4,385 5.000 02/01/33 4,820
Allentown City School District General Obligation Limited (µ) 1,000 4.000 02/01/36 1,024
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,428
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 77
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/27 1,019
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 49
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 49
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 49
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 49
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 49
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 73
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 334
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 392
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 588
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 515
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 398
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 605
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,267
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,303
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,342
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,755 1.660 10/01/34 13,819
Chester County Industrial Development Authority Revenue Bonds (Þ) 4,385 5.000 10/15/32 4,401
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,342
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,519
Chester County Industrial Development Authority Special Assessment (Þ) 204 4.375 03/01/28 201
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 2,002
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 91
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 84
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,352
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,353
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 1,001
City of York General Obligation Unlimited 105 5.000 11/15/24 105
City of York General Obligation Unlimited 955 5.000 11/15/26 971
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,801
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 426
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 360
Commonwealth Financing Authority Revenue Bonds 1,500 5.000 06/01/25 1,537
Commonwealth Financing Authority Revenue Bonds (µ) 8,000 4.000 06/01/39 7,883
Commonwealth of Pennsylvania General Obligation Unlimited 6,075 5.000 08/15/23 6,079
County of Beaver General Obligation Unlimited (µ) 1,000 5.000 04/15/25 1,031
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 538
Cumberland Valley School District General Obligation Unlimited (µ) 1,000 5.000 11/15/47 1,076

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dauphin County General Authority Revenue Bonds (Þ) 700 4.250 10/15/26 677
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 500 4.000 12/01/31 528
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 280 4.000 12/01/34 291
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 250 4.000 12/01/37 254
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,120 5.000 11/01/27 1,125
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,140 5.000 11/01/28 1,145
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,500 5.250 11/01/33 1,507
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,726
Delaware Valley Regional Finance Authority Revenue Bonds (USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 9,981
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 144
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 680
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,272
Lancaster Industrial Development Authority Revenue Bonds 150 4.000 07/01/31 136
Lancaster Industrial Development Authority Revenue Bonds 125 4.000 07/01/37 105
Latrobe Industrial Development Authority Revenue Bonds 175 5.000 03/01/31 180
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 7,996
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,024
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 146
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 146
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 145
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 46
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 43
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,679
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 1,041
North Pocono School District General Obligation Limited (µ) 885 4.000 09/15/31 923
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 154
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 705
Pennsylvania Economic Development Financing Authority Revenue Bonds 400 4.000 07/01/33 380
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,636
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 03/15/36 245
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 456
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 155
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,251
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 10/15/40 146
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 208
Pennsylvania Housing Finance Agency Revenue Bonds 6,235 5.750 10/01/53 6,649
Pennsylvania State University (The)  Revenue Bonds 920 5.000 09/01/41 954
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 807
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 796
Pennsylvania Turnpike Commission Revenue Bonds 2,275 5.000 12/01/41 2,350
Pennsylvania Turnpike Commission Revenue Bonds 625 4.000 12/01/42 615
Pennsylvania Turnpike Commission Revenue Bonds 12,365 5.250 12/01/44 13,210
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 308
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 678
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 429
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 455
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 554
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 144
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 103
Philadelphia Authority for Industrial Development Revenue Bonds 340 5.000 06/15/32 339
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 300 5.000 06/15/33 301

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 531
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/28 517
Pittsburgh School District General Obligation Limited 3,000 3.000 09/01/40 2,497
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 375 4.000 09/01/34 387
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 150 5.000 09/01/34 168
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 75 4.000 09/01/35 77
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 265 5.000 09/01/35 294
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/36 1,430
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/37 1,419
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,130
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 836
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 763
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 11
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 541
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 358
Scranton School District General Obligation Unlimited (µ) 575 5.000 06/01/34 634
Scranton School District General Obligation Unlimited (µ) 560 5.000 06/01/36 611
Shenandoah Valley School District General Obligation Unlimited (µ) 135 4.000 08/01/26 138
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 1,280 4.000 02/15/32 1,337
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 730 4.000 02/15/34 759
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,049
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,145
West Shore School District Special Assessment 1,000 5.000 11/15/43 1,040
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 83
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 63
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 274
182,352
Puerto Rico - 3.3%
Commonwealth of Puerto Rico General Obligation Unlimited 472 5.375 07/01/25 483
Commonwealth of Puerto Rico General Obligation Unlimited 18,946 5.625 07/01/27 19,911
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,474
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,207
Commonwealth of Puerto Rico General Obligation Unlimited 4,055
Zero
coupon 07/01/33 2,471
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,440
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,062
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 944
HTA CL 6 Trust Special Assessment 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 320
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,894
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 6,060 5.000 07/01/33 6,195
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,200 5.000 07/01/35 9,312
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 3,855 5.000 07/01/37 3,879
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,450 5.000 07/01/47 9,320
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,222
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 223
Puerto Rico Highway & Transportation Authority Revenue Bonds 3,981
Zero
coupon 07/01/32 2,532
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 285 5.000 07/01/30 310
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 215
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 2,795 5.000 08/01/27 2,814

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,640
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 327 3.071 07/01/29 255
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,830 3.171 07/01/31 7,008
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,739 3.450 07/01/33 3,724
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 16,834 4.500 07/01/34 16,691
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 51,216 4.329 07/01/40 48,211
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,610 4.550 07/01/40 4,456
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 650 5.709 07/01/46 185
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,200
Zero
coupon 07/01/51 255
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 596 5.000 07/01/58 580
163,267
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 315 5.875 06/15/26 316
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,899
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/38 2,014
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 214
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,549
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,278
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 418
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 334
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 1,750 4.000 05/15/34 1,840
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 330
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,323
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,610
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,397
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,400
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 554
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 519
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,028
State of Rhode Island General Obligation Unlimited 1,110 5.000 08/01/40 1,243
25,266
South Carolina - 0.8%
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,064
City of Charleston Waterworks & Sewer System Revenue Bonds 2,310 4.000 01/01/29 2,465
City of Charleston Waterworks & Sewer System Revenue Bonds 7,145 5.000 01/01/52 7,835
Greenville Housing Authority Revenue Bonds (~)(ae)(Ê) 3,290 5.000 10/01/26 3,354
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,092
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,220
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,514
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,656
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,710
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,170
South Carolina Economic Development Authority Revenue Bonds (ae) 3,800 5.250 08/01/30 3,800
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,452
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,160
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 196
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,888
South Carolina Public Service Authority Revenue Bonds (µ) 1,500 5.750 12/01/47 1,653
South Carolina Public Service Authority Revenue Bonds 1,750 5.500 12/01/54 1,758
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,414
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 500 4.000 06/01/31 521

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 670 4.000 06/01/32 690
40,612
South Dakota - 0.0%
County of Lawrence Certificate of Participation (µ) 700 4.000 12/01/35 733
County of Lawrence Certificate of Participation (µ) 760 4.000 12/01/37 776
County of Lincoln Revenue Bonds 100 4.000 08/01/41 88
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 807
2,404
Tennessee - 0.9%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,021
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 612
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 630 5.000 10/01/23 631
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 675
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,789
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,821
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/26 1,999
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 400 4.000 10/01/28 392
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 210 4.000 10/01/30 205
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,297
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 5,000 5.000 06/01/44 5,082
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 315
Metropolitan Government of Nashville & Davidson County Electric Revenue Bonds 2,000 5.000 05/15/42 2,090
Metropolitan Government of Nashville & Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,359
Tennergy Corp. Natural Gas Revenue Bonds (~)(ae)(Ê) 4,300 5.000 02/01/50 4,350
Tennessee Housing Development Agency Revenue Bonds 2,655 3.000 01/01/29 2,598
Tennessee Housing Development Agency Revenue Bonds 2,205 4.500 07/01/49 2,212
42,448
Texas - 9.5%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 6,295 3.500 09/01/25 6,257
Alamito Public Facility Corp. Revenue Bonds (~)(Ê) 5,400 5.000 08/01/44 5,552
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,016
Arlington Higher Education Finance Corp. Revenue Bonds 750 5.000 12/01/27 802
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 536
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.000 08/15/32 233
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 843
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 690
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,720
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,248
Austin Community College District Public Facility Corp. Revenue Bonds 1,045 5.000 08/01/23 1,045
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,134
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,635
Baytown Municipal Development District Revenue Bonds 1,375 5.000 10/01/37 1,402
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,533
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,602
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,597
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,361
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/33 215

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Regional Mobility Authority Revenue Bonds 800 5.000 01/01/27 830
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,242
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 911
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,482
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,371
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 146
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,571
Central Texas Turnpike System Revenue Bonds (µ) 860 1.717 08/15/23 859
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/23 500
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/42 503
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,000
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,119
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,924
City of Arlington Special Tax (µ) 3,620 5.000 02/15/37 3,849
City of Arlington Special Tax (µ) 6,250 5.000 02/15/43 6,519
City of Arlington Tax Allocation 275 5.000 08/15/32 292
City of Arlington Tax Allocation 305 5.000 08/15/34 322
City of Arlington Tax Allocation 335 5.000 08/15/36 349
City of Austin Airport System Revenue Bonds 4,025 5.000 11/15/46 4,119
City of Austin Electric Utility Revenue Bonds 2,155 5.000 11/15/39 2,330
City of Austin General Obligation Limited 2,080 5.000 09/01/23 2,083
City of Austin Water & Wastewater System Revenue Bonds 300 5.000 11/15/38 340
City of Austin Water & Wastewater System Revenue Bonds 400 5.000 11/15/39 449
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/40 557
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,066
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,049
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,046
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,086
City of Carrollton General Obligation Limited 390 5.000 08/15/38 438
City of Celina Special Assessment (Þ) 296 4.375 09/01/27 291
City of Celina Special Assessment (Þ) 169 4.500 09/01/27 169
City of Celina Special Assessment 100 3.625 09/01/30 90
City of Celina Special Assessment (Þ) 510 4.375 09/01/30 507
City of Celina Special Assessment (Þ) 186 5.000 09/01/30 186
City of Celina Special Assessment 575 4.800 09/01/37 563
City of Celina Special Assessment 230 4.250 09/01/40 206
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,465
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,638
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,432
City of College Station General Obligation Limited 1,295 2.125 02/15/40 957
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,755
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 47
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 275
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,120
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,045 4.000 08/15/30 1,058
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,416
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 470 5.000 07/01/26 482
City of Donna Revenue Bonds (µ) 1,090 5.000 02/15/31 1,100
City of Dripping Springs Special Assessment (Þ) 395 4.500 09/01/30 396
City of El Paso Water & Sewer Revenue Bonds 3,030 5.000 03/01/25 3,061
City of El Paso Water & Sewer Revenue Bonds 6,500 5.250 03/01/49 7,219

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Elgin General Obligation Limited (µ) 400 4.000 07/15/32 416
City of Elgin General Obligation Limited (µ) 175 4.000 07/15/34 181
City of Fate Special Assessment (Þ) 265 3.750 08/15/27 257
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,041
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,081
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,721
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 829
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,655
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,272
City of Haslet Special Assessment (Þ) 347 2.625 09/01/26 320
City of Houston Airport System Revenue Bonds 1,660 5.000 07/01/30 1,814
City of Houston Airport System Revenue Bonds 2,185 5.000 07/01/31 2,378
City of Houston Combined Utility System Revenue Bonds 3,000 5.000 11/15/35 3,144
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,511
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,343
City of Hutto Special Assessment (Þ) 241 2.500 09/01/26 222
City of Justin Special Assessment (Þ) 160 4.125 09/01/23 160
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 916
City of Kyle Special Assessment (Þ) 324 2.750 09/01/26 297
City of Kyle Special Assessment (Þ) 619 3.625 09/01/27 598
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 461
City of Kyle Special Assessment (Þ) 1,178 5.125 09/01/46 1,169
City of Lavon Special Assessment (Þ) 250 5.250 09/15/28 252
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 359
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 366
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 887
City of Manor Special Assessment (Þ) 250 4.500 09/15/30 249
City of Mesquite Revenue Bonds (Þ) 816 5.000 09/01/43 816
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 293
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 602
City of Midlothian Special Assessment (Þ) 280 2.875 09/15/26 260
City of Pilot Point Special Assessment (Þ) 692 4.875 09/15/27 691
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 501
City of Princeton Special Assessment (Þ) 175 2.750 09/01/25 168
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 194
City of Princeton Special Assessment (Þ) 425 4.375 09/01/28 425
City of Princeton Special Assessment (Þ) 732 4.250 09/01/30 729
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 181
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 111
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 266
City of Round Rock Utility System Revenue Bonds 1,000 5.000 08/01/24 1,017
City of Sachse Special Assessment (Þ) 659 5.625 09/15/42 676
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 4,930
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,722
City of San Antonio Electric & Gas Systems Revenue Bonds 1,200 4.000 02/01/34 1,213
City of San Antonio Electric & Gas Systems Revenue Bonds 1,900 5.000 02/01/34 2,136
City of San Antonio Electric & Gas Systems Revenue Bonds 1,190 5.000 02/01/35 1,332
City of Temple Tax Allocation (µ) 225 4.000 08/01/32 235
City of Temple Tax Allocation (µ) 235 4.000 08/01/34 245
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 217
City of Temple Tax Allocation (µ) 200 4.000 08/01/37 203

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 220
City of Temple Tax Allocation (µ) 170 4.000 08/01/41 168
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 217
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,268
City of Waxahachie Special Assessment (Þ) 430 4.875 08/15/27 430
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 386
Clifton Higher Education Finance Corp. Revenue Bonds 365 3.000 08/15/32 351
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 243
Clifton Higher Education Finance Corp. Revenue Bonds 490 3.000 08/15/34 460
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 619
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 290
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,868
Clifton Higher Education Finance Corp. Revenue Bonds 725 3.000 08/15/37 629
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 2,010
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 323
Clifton Higher Education Finance Corp. Revenue Bonds 780 3.000 08/15/39 650
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 758
Clifton Higher Education Finance Corp. Revenue Bonds 960 3.000 08/15/41 770
Club Municipal Management District No. 1 Special Assessment (Þ) 173 2.500 09/01/26 160
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,386
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/28 27
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/29 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/30 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/31 28
Conroe Local Government Corp. Revenue Bonds 175 5.000 10/01/32 197
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/33 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/34 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/35 28
Conroe Local Government Corp. Revenue Bonds 275 5.000 10/01/36 305
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 98
County of Bastrop Special Assessment (Þ) 421 4.375 09/01/30 423
County of Kaufman General Obligation Unlimited 500 4.000 02/15/36 512
County of Kaufman General Obligation Unlimited 750 4.000 02/15/37 758
County of Kaufman General Obligation Unlimited 895 4.000 02/15/39 893
Crowley Independent School District General Obligation Unlimited 500 5.000 08/01/39 517
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 537
Dallas Fort Worth International Airport Revenue Bonds 2,135 5.000 11/01/24 2,178
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,039
Dallas Fort Worth International Airport Revenue Bonds 5,270 5.000 11/01/26 5,591
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,004
Dallas Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,009
Dallas Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,507
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,517
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,000
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,472
Dallas Fort Worth International Airport Revenue Bonds 4,415 4.000 11/01/45 4,293
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,838
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,243
Decatur Hospital Authority Revenue Bonds 550 5.000 09/01/30 539
Decatur Hospital Authority Revenue Bonds 1,110 5.000 09/01/32 1,079
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 121

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 96
El Paso Independent School District General Obligation Limited (~)(Ê) 500 5.000 02/01/40 517
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,632
Frisco Independent School District General Obligation Unlimited 310 5.000 02/15/35 361
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/36 375
Frisco Independent School District General Obligation Unlimited 260 5.000 02/15/37 296
Galveston Independent School District General Obligation Unlimited 500 5.000 02/01/34 564
Georgetown Independent School District General Obligation Unlimited 3,065 5.000 08/15/35 3,157
Grand Parkway Transportation Corp. Revenue Bonds 250 4.000 10/01/36 254
Grand Parkway Transportation Corp. Revenue Bonds 1,000 4.000 10/01/37 1,006
Grand Parkway Transportation Corp. Revenue Bonds 1,335 4.000 10/01/38 1,339
Greater Texoma Utility Authority Revenue Bonds (µ) 1,310 5.000 10/01/37 1,441
Harlandale Independent School District General Obligation Unlimited 1,170 4.000 08/15/33 1,188
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(Ê) 7,310 0.700 10/01/41 7,310
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (SOFR +
0.730%)(ae)(Ê) 950 0.710 11/15/46 950
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 3,000 5.000 07/01/49 3,049
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/35 1,041
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,086
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,015
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 760
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,295
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,515
Housing Synergy PFC Revenue Bonds (~)(Ê) 3,000 5.000 02/01/27 3,079
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,647
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 52
Houston Housing Finance Corp. Revenue Bonds (~)(Ê) 255 5.000 08/01/41 263
Hunt Memorial Hospital District Charitable Health General Obligation Limited 515 5.000 02/15/31 565
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,070 5.000 02/15/32 1,172
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,125 5.000 02/15/33 1,227
Jacksboro Independent School District General Obligation Unlimited (~)(Ê) 680 4.000 02/15/48 691
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 500 4.375 09/01/30 497
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,032
La Joya Independent School District General Obligation Limited (µ) 600 5.000 02/15/31 644
La Joya Independent School District General Obligation Limited (µ) 735 5.000 02/15/33 790
Lake Houston Redevelopment Authority Revenue Bonds 270 5.000 09/01/31 280
Lake Houston Redevelopment Authority Revenue Bonds 250 4.000 09/01/36 233
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 259
Leander Independent School District General Obligation Unlimited (ae) 3,000 4.625 08/15/43 1,055
Lower Colorado River Authority Revenue Bonds 2,540 5.000 05/15/30 2,565
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 1,004
Mansfield Independent School District General Obligation Unlimited 1,360 5.000 02/15/34 1,394
Matagorda County Navigation District No. 1 Revenue Bonds 1,150 2.600 11/01/29 1,038
Mitchell County Hospital District General Obligation Limited 95 5.250 02/15/30 95
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 56
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,398
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,354
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 416
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 643
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 1,965
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 495

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 510
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 505
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 874
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 152
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 525
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,131
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 132
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 262
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 314
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,768
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,201
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 394
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 513
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 299
North East Independent School District General Obligation Unlimited (~)(ae)(Ê) 9,700 2.000 08/01/52 9,700
North East Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,190 3.600 08/01/52 4,183
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 1,989
North Texas Tollway Authority Revenue Bonds 3,975 5.000 01/01/29 4,060
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,061
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/35 1,039
North Texas Tollway Authority Revenue Bonds 1,600 4.000 01/01/36 1,649
North Texas Tollway Authority Revenue Bonds 3,545 4.000 01/01/37 3,587
North Texas Tollway Authority Revenue Bonds 1,250 4.000 01/01/38 1,260
North Texas Tollway Authority Revenue Bonds 1,525 4.000 01/01/40 1,497
North Texas Tollway Authority Revenue Bonds 9,005 5.000 01/01/45 9,094
Northside Independent School District General Obligation Unlimited 650 5.000 08/15/37 733
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 3.000 08/01/53 983
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,144
Plainview Independent School District General Obligation Unlimited (~)(Ê) 425 4.000 02/15/50 430
Port Arthur Independent School District General Obligation Unlimited (µ) 550 4.000 02/15/34 581
Port Arthur Independent School District General Obligation Unlimited (ae) 3,455 5.000 02/15/45 3,541
Prosper Independent School District General Obligation Unlimited (~)(Ê) 525 4.000 02/15/50 533
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 504
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,520
Rockwall Independent School District General Obligation Unlimited 605 5.000 02/15/32 620
Royse City Special Assessment (Þ) 100 3.125 09/15/25 96
Royse City Special Assessment (Þ) 175 4.125 09/15/39 159
Royse City Special Assessment (Þ) 100 4.125 09/15/40 88
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 568
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 725
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,084
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,648
San Antonio Public Facilities Corp. Revenue Bonds 1,035 5.000 09/15/25 1,071
San Antonio Public Facilities Corp. Revenue Bonds 2,125 5.000 09/15/26 2,238
San Antonio Water System Revenue Bonds (~)(ae)(Ê) 2,000 2.625 05/01/49 1,978
Southwest Houston Redevelopment Authority Tax Allocation (µ) 40 5.000 09/01/27 42
Southwest Houston Redevelopment Authority Tax Allocation (µ) 45 5.000 09/01/29 49
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/32 58
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 492
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,396
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 57

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 256
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 87
Southwest Houston Redevelopment Authority Tax Allocation (µ) 800 4.000 09/01/37 811
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 5,076
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,861
State of Texas General Obligation Unlimited 3,290 5.000 10/01/32 3,408
State of Texas General Obligation Unlimited 3,400 5.000 04/01/33 3,581
State of Texas General Obligation Unlimited (ae) 1,300 4.000 10/01/33 1,306
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,448
Texas Department of Housing & Community Affairs Revenue Bonds (~)(Ê) 300 5.000 08/01/26 306
Texas Department of Housing & Community Affairs Revenue Bonds 7,490 3.500 07/01/52 7,301
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 1,635 5.250 12/15/26 1,687
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,140 6.250 12/15/26 2,224
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,070 0.670 09/15/27 1,057
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 35,945 0.768 09/15/27 35,732
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 380 5.000 12/15/25 384
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 420 5.000 12/15/26 427
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,350 5.000 12/15/28 1,381
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,520 5.000 12/15/31 4,680
Texas Municipal Power Agency Revenue Bonds (µ) 790 3.000 09/01/34 734
Texas Municipal Power Agency Revenue Bonds (µ) 2,900 3.000 09/01/38 2,492
Texas Municipal Power Agency Revenue Bonds (µ) 1,795 3.000 09/01/40 1,508
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,250
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,880 4.000 06/30/32 1,876
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,115
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,794
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,779
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,472
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 498
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,330 5.000 08/15/39 1,421
Texas Public Finance Authority Revenue Bonds (µ) 1,175 5.000 05/01/33 1,306
Texas Public Finance Authority Revenue Bonds (µ) 1,000 5.250 05/01/35 1,117
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/37 551
Texas Public Finance Authority Revenue Bonds (µ) 1,335 5.250 05/01/40 1,451
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 488
Texas Water Development Board Revenue Bonds 6,000 5.000 08/01/41 6,635
Texas Water Development Board Revenue Bonds 1,710 5.000 10/15/43 1,806
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 647
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 664
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 523
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 301
University of Texas Revenue Bonds 1,315 5.000 08/15/26 1,393
Uptown Development Authority Tax Allocation 500 5.000 09/01/31 529
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 131
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 839
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,032
Viridian Municipal Management District Special Assessment 153 2.375 12/01/25 144
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 724
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,860
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 896

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 256
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 283
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,031
Wylie Independent School District General Obligation Unlimited 270
Zero
coupon 08/15/36 162
463,373
Utah - 1.3%
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 524
County of Utah Revenue Bonds 9,530 5.000 05/15/41 9,811
County of Utah Revenue Bonds 18,645 5.000 05/15/45 18,765
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,260
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,421
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,103
Intermountain Power Agency Revenue Bonds 640 5.000 07/01/42 703
Intermountain Power Agency Revenue Bonds 6,865 5.250 07/01/44 7,680
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 242
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 222
Utah Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,344
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 100
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 101
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 142
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 141
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,359
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 169
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 243
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,691
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,134
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,842
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 360
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,020
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,205
Utah Infrastructure Agency Revenue Bonds 795 4.000 10/15/41 780
Utah Infrastructure Agency Revenue Bonds 500 4.000 10/15/42 417
Utah Infrastructure Agency Revenue Bonds 960 4.000 10/15/44 926
Utah State Charter School Finance Authority Revenue Bonds 275 4.000 10/15/26 275
Utah State Charter School Finance Authority Revenue Bonds 285 4.000 10/15/27 286
Utah State Charter School Finance Authority Revenue Bonds 300 4.000 10/15/28 302
Utah State Charter School Finance Authority Revenue Bonds 310 4.000 10/15/29 312
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 529
Utah State Charter School Finance Authority Revenue Bonds 1,215 5.000 10/15/33 1,219
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 491
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,105
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 2,019
64,243
Vermont - 0.2%
City of Burlington Airport Revenue Bonds (µ) 120 5.000 07/01/24 122
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 501
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 428
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 1,007
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 524
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 574
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 403

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 887
University of Vermont and State Agricultural College Revenue Bonds 3,290 5.000 10/01/40 3,337
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 539
Vermont Housing Finance Agency Revenue Bonds 1,129 4.750 11/01/48 1,134
Vermont Municipal Bond Bank Revenue Bonds 1,150 4.000 10/01/31 1,216
10,672
Virgin Islands - 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,072
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,026
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,190
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,081
Virgin Islands Public Finance Authority Revenue Bonds (µ) 715 5.000 10/01/32 715
30,084
Virginia - 1.1%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,387
Ballston Quarter Community Development Authority Tax Allocation 355 5.000 03/01/26 332
Ballston Quarter Community Development Authority Tax Allocation 960 5.125 03/01/31 808
Chesapeake Hospital Authority Revenue Bonds 800 4.000 07/01/35 813
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 779
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,197
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 4,520 5.000 06/01/26 4,601
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 410 5.000 05/01/43 421
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 949
City of Newport News General Obligation Unlimited 250 3.000 02/01/30 252
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 151
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 273
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/42 1,006
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,738
Farmville Industrial Development Authority Revenue Bonds 1,255 5.000 01/01/32 1,290
Farmville Industrial Development Authority Revenue Bonds 1,315 5.000 01/01/33 1,349
Halifax County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 625 1.650 12/01/41 609
James City County Economic Development Authority Revenue Bonds (~)(Ê) 2,100 5.000 02/01/26 2,125
James City County Economic Development Authority Revenue Bonds 435 4.000 12/01/26 427
James City County Economic Development Authority Revenue Bonds 460 4.000 12/01/28 445
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 214
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 454
Norfolk Southern Corp. Revenue Bonds (~)(ae)(Ê) 425 5.000 05/01/43 436
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 1,009
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,040
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,078
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/28 52
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/29 58
Salem Economic Development Authority Revenue Bonds 90 5.000 04/01/31 95
Salem Economic Development Authority Revenue Bonds 35 5.000 04/01/32 37
Salem Economic Development Authority Revenue Bonds 80 5.000 04/01/33 84
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/34 53
Salem Economic Development Authority Revenue Bonds 110 5.000 04/01/35 116
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/36 57
Salem Economic Development Authority Revenue Bonds 125 5.000 04/01/37 129
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 50
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 32
Spotsylvania County Economic Development Authority Revenue Bonds 2,960 5.000 06/01/26 3,125

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Spotsylvania County Economic Development Authority Revenue Bonds 2,000 5.000 06/01/27 2,159
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/29 53
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 371
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 120
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,205
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,868
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,067
Virginia Small Business Financing Authority Revenue Bonds 1,400 4.000 01/01/45 1,246
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,232
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 983
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,205 0.750 10/01/40 3,861
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,335
54,571
Washington - 2.2%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,665
City of Seattle Drainage & Wastewater Revenue Bonds 500 4.000 09/01/36 526
City of Seattle Drainage & Wastewater Revenue Bonds 425 4.000 09/01/37 437
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 225
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,379
County of King Sewer Revenue Bonds 1,790 5.000 07/01/36 1,871
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 4.210 01/01/40 13,927
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,732
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,177
Franklin County School District No. 1 Pasco General Obligation Unlimited 8,125 5.500 12/01/40 9,412
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,148
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,695
King County School District No. 401 Highline General Obligation Unlimited 450 5.000 12/01/39 511
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 713
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 830 5.000 12/01/30 938
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 1,016
Port of Seattle Revenue Bonds 865 5.000 08/01/28 945
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 820
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 998
State of Washington General Obligation Limited 4,715 5.000 06/01/38 5,206
State of Washington General Obligation Unlimited 7,835 5.000 02/01/25 8,050
State of Washington General Obligation Unlimited 625 5.000 02/01/26 630
State of Washington General Obligation Unlimited 2,550 4.000 07/01/26 2,623
State of Washington General Obligation Unlimited 5,125 5.000 07/01/30 5,249
State of Washington General Obligation Unlimited 2,100 5.000 02/01/35 2,116
State of Washington General Obligation Unlimited 1,645 5.000 08/01/35 1,756
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,096
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,941
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,380
State of Washington General Obligation Unlimited 3,500 5.000 08/01/42 3,673
State of Washington General Obligation Unlimited 3,000 5.000 08/01/43 3,337
State of Washington General Obligation Unlimited 2,350 5.000 02/01/47 2,561
State of Washington General Obligation Unlimited 1,500 5.000 02/01/48 1,639
University of Washington Revenue Bonds (~)(ae)(Ê) 2,500 4.000 05/01/48 2,564
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,405

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Health Care Facilities Authority Revenue Bonds 145 5.000 08/01/37 152
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,042
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,750 5.000 08/01/49 1,759
Washington Health Care Facilities Authority Revenue Bonds 3,035 5.000 08/01/49 3,088
Washington Higher Education Facilities Authority Revenue Bonds 510 5.000 10/01/27 530
Washington Higher Education Facilities Authority Revenue Bonds 625 5.000 10/01/31 667
Washington Higher Education Facilities Authority Revenue Bonds 375 4.000 10/01/35 362
Washington State Convention Center Public Facilities District Revenue Bonds 1,905 4.000 07/01/36 1,864
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,625 2.125 07/01/27 1,465
106,290
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited 855 5.000 06/01/35 946
State of West Virginia General Obligation Unlimited 1,600 5.000 12/01/36 1,763
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,274
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,506
West Virginia Hospital Finance Authority Revenue Bonds 425 5.000 09/01/29 455
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/30 508
West Virginia Hospital Finance Authority Revenue Bonds 400 5.000 09/01/31 422
West Virginia Hospital Finance Authority Revenue Bonds 300 5.000 09/01/32 316
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 237
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 278
West Virginia Parkways Authority Revenue Bonds 2,000 5.000 06/01/38 2,228
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,767
13,700
Wisconsin - 1.5%
City of Milwaukee General Obligation Unlimited (µ) 3,300 5.000 04/01/27 3,486
City of Milwaukee General Obligation Unlimited 3,000 5.000 04/01/30 3,330
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,266
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,603
County of Waushara Revenue Notes 2,500 4.750 12/01/23 2,502
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 985
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,252
Norwalk-Ontario-Wilton School District Revenue Bonds (Þ) 9,400 4.500 12/07/23 9,410
PMA Levy & Aid Anticipation Notes Program Revenue Notes 2,750 4.000 09/27/23 2,750
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 297
Public Finance Authority Revenue Bonds 535 4.000 03/01/25 521
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 31
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,271
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 813
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 414
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 36
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 46
Public Finance Authority Revenue Bonds 450 4.000 12/01/31 431
Public Finance Authority Revenue Bonds (Þ) 815 4.000 04/01/32 778
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 407
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 56
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 170 4.500 01/01/35 154

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 357
Public Finance Authority Revenue Bonds (Þ) 240 5.000 12/01/35 222
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 42
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 279
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 324
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 529
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 332
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 67
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 327
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 41
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 41
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 5,054
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 108
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 67
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 2,200 4.000 10/01/41 2,207
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 1,788
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 602
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,209
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds (ae) 5,000 5.000 06/01/26 5,063
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 49
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,090
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,523
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,514
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,590
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 114
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 660
Wisconsin Health & Educational Facilities Authority Revenue Bonds 2,280 4.000 11/15/39 2,241
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 110
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 97
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 3.560 08/15/54 4,150
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 4.160 08/15/54 388
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,155 5.000 08/15/54 1,205
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 4.130 03/01/42 994
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 750 0.500 11/01/50 711
72,155
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 3,335 3.625 07/15/39 3,013
Total Municipal Bonds
(cost $4,864,283) 4,714,429
Total Investments - 96.3%
(identified cost $4,864,283) 4,714,429
Other Assets and Liabilities, Net - 3.7%
180,440
Net Assets - 100.0%
4,894,869

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.4%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 1,000,000 101.55 1,016
1,019
Arbors Community Development District Special Assessment 03/08/23 130,000 99.39 129
132
Arbors Community Development District Special Assessment 03/08/23 120,000 99.59 119
120
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102.17 271
228
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,210
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.17 248
244
Artisan Lakes East Community Development District Special Assessment 06/17/21 490,000 100.00 490
462
Astonia Community Development District Revenue Bonds 05/04/23 250,000 100.00 250
250
Astonia Community Development District Special Assessment 07/09/21 125,000 100.00 125
119
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
223
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,680,000 91.27 1,533
1,552
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 955,000 97.13 928
917
Avalon Park West Community Development District Special Assessment 09/08/22 200,000 100.00 200
201
Ave Maria Stewardship Community District Special Assessment 01/28/22 225,000 99.89 225
215
Ave Maria Stewardship Community District Special Assessment 07/24/23 600,000 99.60 598
595
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 95,000 100.00 95
90
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 250,000 100.00 250
219
Bridgewalk Community Development District Special Assessment 01/25/22 135,000 100.00 135
125
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.74 257
256
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100.00 875
851
California School Finance Authority Revenue Bonds 04/29/21 260,000 100.17 260
259
California School Finance Authority Revenue Bonds 04/29/21 295,000 101.93 301
272
California School Finance Authority Revenue Bonds 04/29/21 215,000 106.42 229
196
California School Finance Authority Revenue Bonds 07/21/21 645,000 108.11 663
648
California School Finance Authority Revenue Bonds 07/29/21 650,000 110.67 719
648
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.05 1,031
1,004
California School Finance Authority Revenue Bonds 02/09/23 100,000 87.86 88
83
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
100
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.45 2,616
2,515
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 105.65 370
358
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
109
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.54 493
452
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.93 1,059
947
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109.56 110
81
Centre Lake Community Development District Special Assessment 11/17/21 1,000,000 100.00 1,000
750
Centre Lake Community Development District Special Assessment 11/17/21 260,000 101.05 263
227
Chester County Industrial Development Authority Revenue Bonds 09/14/22 4,385,000 98.92 4,319
4,401
Chester County Industrial Development Authority Special Assessment 08/16/18 204,000 99.49 203
201
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.44 4,722
5,408
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 104.91 393
381
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 108.34 406
397
City of Baltimore Revenue Bonds 08/24/22 100,000 100.00 100
96
City of Baltimore Revenue Bonds 08/24/22 150,000 100.00 150
147
City of Celina Special Assessment 04/13/22 296,000 100.00 296
291
City of Celina Special Assessment 09/14/22 169,000 100.00 169
169
City of Celina Special Assessment 04/12/23 510,000 100.00 510
507
City of Celina Special Assessment 07/12/23 186,000 100.00 186
186
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
47
City of Crandall Special Assessment 06/08/21 300,000 100.00 300
275
City of Dripping Springs Special Assessment 06/07/23 395,000 100.00 395
396
City of Fate Special Assessment 04/05/22 265,000 100.00 265
257
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.41 1,697
1,302
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.36 1,054
847
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 106.31 1,542
1,299
City of Fort Lauderdale Special Assessment 02/11/22 220,000 113.01 249
226
City of Fort Lauderdale Special Assessment 02/11/22 230,000 114.41 263
235
City of Fort Lauderdale Special Assessment 02/11/22 240,000 115.74 278
245
City of Fort Lauderdale Special Assessment 02/11/22 255,000 116.90 298
260
City of Haslet Special Assessment 10/19/21 347,000 100.00 347
320
City of Hutto Special Assessment 10/22/21 241,000 100.00 241
222
City of Justin Special Assessment 03/27/18 910,000 100.00 910
916
City of Justin Special Assessment 03/27/18 160,000 100.00 160
160

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 355
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Kyle Special Assessment 10/20/21 324,000 100.00 324
297
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
461
City of Kyle Special Assessment 03/23/22 619,000 100.00 619
598
City of Kyle Special Assessment 01/18/23 1,178,000 100.00 1,178
1,169
City of Lavon Special Assessment 11/16/22 250,000 100.00 250
252
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 90.32 890
887
City of Manor Special Assessment 06/22/23 250,000 99.69 249
249
City of Mesquite Revenue Bonds 04/04/23 816,000 100.00 816
816
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
293
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
602
City of Midlothian Special Assessment 03/24/21 280,000 100.00 280
260
City of Pilot Point Special Assessment 05/13/22 500,000 100.00 500
501
City of Pilot Point Special Assessment 05/13/22 692,000 100.00 692
691
City of Princeton Special Assessment 04/24/18 425,000 100.00 425
425
City of Princeton Special Assessment 10/02/20 175,000 100.82 176
168
City of Princeton Special Assessment 05/25/21 128,000 100.00 128
111
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
181
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
266
City of Princeton Special Assessment 03/29/22 201,000 100.00 201
194
City of Princeton Special Assessment 02/14/23 732,000 100.00 732
729
City of Sachse Special Assessment 11/15/22 659,000 100.00 659
676
City of Venus Special Assessment 11/09/21 250,000 99.61 249
217
City of Waxahachie Special Assessment 05/17/22 430,000 100.00 430
430
Club Municipal Management District No. 1 Special Assessment 12/01/21 173,000 100.00 173
160
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.56 234
217
Coddington Community Development District Special Assessment 06/24/22 230,000 99.89 230
228
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 106.03 106
98
Connerton East Community Development District Special Assessment 02/16/23 695,000 99.88 694
697
Copper Oaks Community Development District Special Assessment 06/03/21 770,000 100.37 773
626
Copper Oaks Community Development District Special Assessment 06/03/21 681,000 101.38 690
599
Cordova Palms Community Development District Special Assessment 12/13/21 170,000 100.00 170
161
Cordova Palms Community Development District Special Assessment 12/13/21 245,000 99.79 244
213
Cordova Palms Community Development District Special Assessment 06/24/22 105,000 99.44 104
106
Cordova Palms Community Development District Special Assessment 06/24/22 100,000 99.72 100
100
Cordova Palms Community Development District Special Assessment 06/24/22 170,000 99.78 170
172
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100.00 155
155
Corkscrew Farms Community Development District Special Assessment 12/13/17 15,000 100.00 15
15
County of Bastrop Special Assessment 05/22/23 421,000 99.54 419
423
County of Gallatin Revenue Bonds 12/09/21 1,850,000 104.94 1,941
1,611
County of Gallatin Revenue Bonds 12/09/21 1,350,000 105.69 1,427
1,241
Creek Preserve Community Development District Special Assessment 04/13/23 1,215,000 95.08 1,155
1,141
Crossings Community Development District Special Assessment 06/10/22 1,745,000 100.00 1,745
1,689
Cypress Bay West Community Development District Special Assessment 07/14/23 140,000 100.00 140
140
Cypress Shadows Community Development District Special Assessment 08/23/22 347,000 101.93 354
336
Cypress Shadows Community Development District Special Assessment 08/23/22 292,000 103.46 302
293
Cypress Shadows Community Development District Special Assessment 08/23/22 108,000 105.68 114
111
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100.00 700
677
Deerbrook Community Development District Revenue Bonds 04/06/23 345,000 100.00 345
343
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,210,000 99.24 1,204
1,220
District of Columbia Revenue Bonds 01/29/21 250,000 113.09 283
230
Downtown Doral South Community Development District Special
Assessment 09/10/18 105,000 100.00 105
105
DW Bayview Community Development District Special Assessment 02/05/21 30,000 100.00 30
28
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
52
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.50 60
55
Eagle Pointe Community Development District Special Assessment 07/15/20 15,000 99.91 15
15
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 20,000 100.00 20
20
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 340,000 99.86 340
340
Elevation Pointe Community Development District Special Assessment 04/06/22 1,105,000 100.00 1,105
1,069
Elevation Pointe Community Development District Special Assessment 04/06/22 250,000 99.38 248
239
Elevation Pointe Community Development District Special Assessment 04/06/22 205,000 99.72 204
201
Entrada Community Development District Special Assessment 09/23/21 370,000 99.55 368
316
Epperson North Community Development District Special Assessment 10/05/21 295,000 100.00 295
260
Epperson North Community Development District Special Assessment 10/05/21 305,000 100.07 305
286
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 105.76 106
97
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 111.22 139
123

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 111.77 112
101
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.81 231
195
Florida Development Finance Corp. Revenue Bonds 07/23/21 145,000 100.00 145
145
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 107.86 108
95
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 104.21 964
943
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.41 803
774
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.65 151
140
Fulton County Development Authority Revenue Bonds 08/03/22 140,000 99.30 139
138
Gracewater Sarasota Community Development District Special Assessment 09/24/21 355,000 100.00 355
336
Grand Oaks Community Development District Special Assessment 11/03/21 150,000 100.00 150
141
Grove Resort Community Development District Special Assessment 02/09/22 120,000 100.00 120
112
Hammock Oaks Community Development District Special Assessment 05/25/23 195,000 100.00 195
196
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
628
Harmony West Community Development District Special Assessment 06/19/18 65,000 100.00 65
65
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
427
Harmony West Community Development District Special Assessment 02/15/23 635,000 98.27 624
628
Harmony West Community Development District Special Assessment 02/15/23 200,000 99.91 200
200
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
128
Hills Minneola Community Development District Special Assessment 07/16/20 95,000 100.00 95
93
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 110.54 332
283
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 111.66 558
466
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 112.26 999
780
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 112.62 496
391
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 112.79 383
306
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 112.51 203
164
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.48 1,293
1,322
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
988
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.56 503
505
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 500,000 100.00 500
497
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
341
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100.00 250
231
Kingman Gate Community Development District Special Assessment 03/03/21 125,000 100.00 125
119
Lakewood Ranch Stewardship District Special Assessment 09/01/21 260,000 99.34 258
222
Lakewood Ranch Stewardship District Special Assessment 09/01/21 140,000 99.77 140
131
Lakewood Ranch Stewardship District Special Assessment 12/10/21 410,000 99.79 409
354
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 101.11 2,376
2,311
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 98.32 541
536
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 400,000 99.76 399
397
Mangrove Point & Mangrove Manor Community Development District
Special Assessment 04/04/22 240,000 100.00 240
235
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110.44 566
426
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 105.93 106
87
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 115,000 100.00 115
115
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 1,000,000 101.91 1,019
1,031
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
527
Merrick Square Community Development District Special Assessment 03/10/23 200,000 99.59 199
200
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 108.77 109
102
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 110.46 110
102
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 111.99 112
103
Mississippi Development Bank Revenue Bonds 10/01/21 125,000 113.22 142
130
Mississippi Development Bank Revenue Bonds 10/01/21 175,000 114.40 200
183
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.60 533
539
Nevada Department of Business & Industry Revenue Bonds 08/31/17 290,000 103.62 300
291
Nevada Department of Business & Industry Revenue Bonds 04/06/18 525,000 100.00 525
509
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 105.78 1,285
1,131
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 106.62 709
643
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 109.33 585
510
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 88.30 402
394
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 94.56 879
874
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 97.45 502
495
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 80.32 297
299
New York Liberty Development Corp. Revenue Bonds 07/07/20 4,865,000 96.51 4,568
4,764
New York Liberty Development Corp. Revenue Bonds 09/19/22 250,000 101.57 254
253
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,135,000 100.00 1,135
1,137
Norwalk-Ontario-Wilton School District Revenue Bonds 05/16/23 9,400,000 100.08 9,407
9,410
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.61 785
702

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 357
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Park East Community Development District Special Assessment 12/01/21 370,000 100.05 370
341
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 105.35 321
308
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 109.60 723
678
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 111.22 489
455
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 111.30 462
429
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 300,000 100.54 302
301
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.86 144
144
Pine Isle Community Development District Special Assessment 11/04/21 250,000 100.00 250
235
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
91
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.27 100
88
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 95.93 1,439
1,478
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.81 1,235
1,271
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
154
Public Finance Authority Revenue Bonds 12/03/20 240,000 111.35 267
222
Public Finance Authority Revenue Bonds 01/21/22 815,000 107.06 873
777
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.56 777
602
Public Finance Authority Revenue Bonds 02/02/22 455,000 104.47 475
407
Public Finance Authority Revenue Bonds 02/02/22 450,000 104.63 471
414
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/27/21 6,060,000 114.04 6,304
6,195
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 3,855,000 101.80 4,169
3,879
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/11/22 9,450,000 102.79 8,466
9,320
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/13/22 9,200,000 101.70 9,332
9,312
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.16 315
320
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 101.39 1,866
1,894
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.59 299
265
Rivers Edge III Community Development District Special Assessment 04/07/21 160,000 99.81 160
151
Royse City Special Assessment 06/30/20 175,000 102.65 180
159
Royse City Special Assessment 07/15/20 100,000 100.00 100
96
Royse City Special Assessment 07/15/20 100,000 100.00 100
88
Sandmine Road Community Development District Special Assessment 10/14/21 245,000 100.00 245
230
Sandmine Road Community Development District Special Assessment 10/05/22 100,000 99.73 100
101
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99.70 125
118
Savanna Lakes Community Development District Special Assessment 05/11/23 200,000 99.82 200
199
Sawgrass Village Community Development District Special Assessment 06/22/23 115,000 100.00 115
115
Sawgrass Village Community Development District Special Assessment 06/22/23 240,000 98.81 237
238
Sawyers Landing Community Development District Special Assessment 08/04/21 295,000 99.71 294
280
Scenic Terrace South Community Development District Special Assessment 03/16/22 75,000 100.00 75
73
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 250,000 100.00 250
251
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.33 546
554
Siena North Community Development District Special Assessment 02/02/22 110,000 100.00 110
104
Somerset Community Development District Special Assessment 04/06/22 260,000 100.00 260
247
Somerset Community Development District Special Assessment 04/06/22 200,000 100.55 201
199
Somerset Community Development District Special Assessment 04/06/22 215,000 100.84 217
214
Somerset Community Development District Special Assessment 04/06/22 625,000 100.87 630
616
Somerset Community Development District Special Assessment 04/06/22 600,000 100.91 605
594
Stonewater Community Development District Special Assessment 10/13/21 220,000 100.00 220
205
Stoneybrook South at Championsgate Community Development District
Special Assessment 03/01/23 235,000 99.64 234
236
Storey Drive Community Development District Special Assessment 01/12/22 160,000 100.00 160
149
Summer Woods Community Development District Special Assessment 10/05/21 150,000 100.00 150
142
Summerstone Community Development District Special Assessment 09/09/21 180,000 100.00 180
170
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
534
Timber Creek Community Development District Special Assessment 06/20/18 90,000 100.00 90
90
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.86 399
403
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100.00 320
285
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
664
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
647
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
523
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
301
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
390
Two Rivers East Community Development District Special Assessment 05/19/23 940,000 99.57 936
941
Two Rivers North Community Development District Special Assessment 04/27/22 630,000 100.00 630
626
Two Rivers North Community Development District Special Assessment 04/27/22 105,000 100.00 105
104
Union Park East Community Development District Special Assessment 01/12/22 95,000 100.16 95
90
Varrea South Community Development District Special Assessment 04/21/23 340,000 99.71 339
340
V-Dana Community Development District Special Assessment 04/01/21 285,000 100.00 285
272
V-Dana Community Development District Special Assessment 04/01/21 125,000 99.49 124
112
Veranda Community Development District II Special Assessment 02/24/21 25,000 100.00 25
23

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Veranda Community Development District II Special Assessment 02/24/21 55,000 100.00 55
49
Verano No. 3 Community Development District Special Assessment 04/16/21 60,000 100.00 60
57
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100.00 120
107
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 550,000 98.20 540
539
Village Community Development District No. 12 Special Assessment 03/16/18 1,410,000 100.00 1,410
1,408
Village Community Development District No. 15 Special Assessment 06/22/23 665,000 100.00 665
672
Village Community Development District No. 15 Special Assessment 06/22/23 175,000 100.00 175
176
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
202
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 135,000 100.00 135
126
Villamar Community Development District Special Assessment 02/28/22 360,000 100.00 360
322
Villamar Community Development District Special Assessment 02/28/22 255,000 100.00 255
232
Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,625,000 100.00 1,625
1,465
West Port Community Development District Special Assessment 07/27/22 165,000 100.00 165
163
West Villages Improvement District Special Assessment 03/31/21 825,000 100.00 825
734
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100.00 1,500
1,431
Westview North Community Development District Special Assessment 10/05/22 350,000 99.74 349
353
Willows Community Development District Special Assessment 09/21/22 350,000 100.00 350
352
Wind Meadows South Community Development District Special Assessment 04/26/23 920,000 99.70 917 922
165,334
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Ultra Notes Futures 1,450 USD 169,627 09/23 3,339
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,339
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 133,087 $ — $ — $ 133,087
Alaska — 15,503 — — 15,503
Arizona — 71,699 — — 71,699
Arkansas — 12,183 — — 12,183
California — 390,353 — — 390,353
Colorado — 113,303 — — 113,303
Connecticut — 102,054 — — 102,054
Delaware — 15,117 — — 15,117
District of Columbia — 47,967 — — 47,967
Florida — 310,202 — — 310,202
Georgia — 92,026 — — 92,026
Guam — 51,274 — — 51,274

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 359
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Hawaii — 4,611 — — 4,611
Idaho — 13,315 — — 13,315
Illinois — 680,688 — — 680,688
Indiana — 31,840 — — 31,840
Iowa — 22,829 — — 22,829
Kansas — 12,314 — — 12,314
Kentucky — 29,183 — — 29,183
Louisiana — 61,987 — — 61,987
Maine — 7,094 — — 7,094
Maryland — 61,299 — — 61,299
Massachusetts — 49,457 — — 49,457
Michigan — 125,313 — — 125,313
Minnesota — 20,809 — — 20,809
Mississippi — 18,670 — — 18,670
Missouri — 51,430 — — 51,430
Montana — 14,237 — — 14,237
Nebraska — 24,504 — — 24,504
Nevada — 31,307 — — 31,307
New Hampshire — 18,698 — — 18,698
New Jersey — 157,040 — — 157,040
New Mexico — 10,045 — — 10,045
New York — 476,718 — — 476,718
North Carolina — 26,804 — — 26,804
North Dakota — 9,199 — — 9,199
Ohio — 88,343 — — 88,343
Oklahoma — 14,043 — — 14,043
Oregon — 23,434 — — 23,434
Pennsylvania — 182,352 — — 182,352
Puerto Rico — 163,267 — — 163,267
Rhode Island — 25,266 — — 25,266
South Carolina — 40,612 — — 40,612
South Dakota — 2,404 — — 2,404
Tennessee — 42,448 — — 42,448
Texas — 463,373 — — 463,373
Utah — 64,243 — — 64,243
Vermont — 10,672 — — 10,672
Virgin Islands — 30,084 — — 30,084
Virginia — 54,571 — — 54,571
Washington — 106,290 — — 106,290
West Virginia — 13,700 — — 13,700
Wisconsin — 72,155 — — 72,155
Wyoming — 3,013 — — 3,013
Total Investments
$ — $ 4,714,429 $ — $ — $ 4,714,429

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 3,339 — — — 3,339
Total Other Financial Instruments
*
$ 3,339 $ — $ — $ — $ 3,339
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Australia - 8.4%
APA Group 69,176 465
Atlas Arteria, Ltd. 1,307,588 5,524
Cleanaway Waste Management, Ltd. 362,451 672
Qube Holdings, Ltd. 877,156 1,734
Transurban Group - ADR(Æ) 1,212,855 11,696
20,091
Belgium - 0.0%
Elia Group SA 826 102
Brazil - 0.5%
CCR SA 246,591 693
Santos Brasil Participacoes SA 189,828 386
1,079
Canada - 8.8%
AltaGas, Ltd. - ADR 75,374 1,488
Brookfield Renewable Corp. Class A 1,356 42
Canadian National Railway Co. 6,838 829
Canadian Pacific Kansas City, Ltd. 5,818 479
Emera, Inc. 40,625 1,648
Enbridge, Inc. 180,244 6,629
Gibson Energy, Inc. 47,579 775
Hydro One, Ltd.(Þ) 34,031 960
Keyera Corp.(Ñ) 44,892 1,124
Pembina Pipeline Corp. 46,065 1,458
TC Energy Corp. 104,121 3,732
Waste Connections, Inc. 12,945 1,827
20,991
China - 2.4%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 1,676,000 1,096
ENN Energy Holdings, Ltd. 242,582 2,923
Hainan Meilan International Airport
Co., Ltd. Class H(Æ) 9,000 14
Jiangsu Expressway Co., Ltd. Class H 1,112,685 1,019
Zhejiang Expressway Co., Ltd. Class H 816,000 654
5,706
Denmark - 0.2%
Orsted A/S Class A(Þ) 5,711 497
France - 6.8%
Aeroports de Paris 21,678 2,996
Eiffage SA 5,208 541
Engie SA 46,761 767
Getlink SE 392,034 6,895
Rubis SCA 42,353 1,045
Veolia Environnement SA 6,858 223
Vinci SA 30,904 3,632
16,099
Germany - 1.0%
E.ON SE 12,297 156
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 8,555 452
RWE AG 40,626 1,747
2,355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong - 0.9%
China Merchants Port Holdings Co.,
Ltd. 376,466 517
CK Infrastructure Holdings, Ltd. 86,464 458
CLP Holdings, Ltd. 52,000 424
Guangdong Investment, Ltd. 689,342 596
Hong Kong & China Gas Co., Ltd. 317,000 271
2,266
Italy - 2.9%
Enav SpA(Þ) 69,699 299
Enel SpA 384,670 2,655
Hera SpA 230,082 715
Infrastrutture Wireless Italiane SpA(Þ) 79,241 995
Italgas SpA 85,104 502
Snam Rete Gas SpA 122,172 643
Terna Rete Elettrica Nazionale SpA 137,432 1,162
6,971
Japan - 2.3%
Central Japan Railway Co. 3,700 472
East Japan Railway Co. 21,767 1,233
Japan Airport Terminal Co., Ltd. 31,900 1,487
Kamigumi Co., Ltd. 30,213 701
Osaka Gas Co., Ltd. 11,100 176
West Japan Railway Co. 35,400 1,454
5,523
Mexico - 5.0%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 82,270 928
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 9,630 872
Grupo Aeroportuario del Pacifico SAB
de CV Class B 104,914 1,999
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 7,686 1,463
Grupo Aeroportuario del Sureste SAB
de CV Class B 204,464 5,783
Promotora y Operadora de
Infraestructura SAB de CV 93,687 971
12,016
Netherlands - 0.5%
Ferrovial SA 21,343 708
Koninklijke Vopak NV 12,874 485
1,193
New Zealand - 2.0%
Auckland International Airport, Ltd.(Æ) 730,555 3,810
Contact Energy, Ltd. 41,530 214
Infratil, Ltd. 35,877 222
Meridian Energy, Ltd. 43,330 152
Port of Tauranga, Ltd. 79,460 306
4,704
Philippines - 0.2%
International Container Terminal
Services, Inc. 122,195 483

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Portugal - 0.3%
Energias de Portugal SA 147,411 689
Singapore - 0.2%
NetLink NBN Trust(Þ) 75,873 49
Parkway Life Real Estate Investment
Trust(Æ)(ö) 49,417 144
Sembcorp Industries, Ltd. 85,200 349
542
Spain - 6.9%
Aena SME SA(Þ) 63,821 10,214
Cellnex Telecom SA(Þ) 42,992 1,756
EDP Renovaveis SA 3,193 61
Endesa SA - ADR 19,958 428
Iberdrola SA 314,413 3,928
16,387
Switzerland - 1.9%
Flughafen Zurich AG 21,685 4,586
Thailand - 0.0%
Airports of Thailand PCL(Æ) 11,500 24
United Kingdom - 2.4%
IHS Holding, Ltd.(Æ) 13,354 108
National Grid PLC 109,911 1,456
National Grid PLC - ADR 10,783 727
Scottish & Southern Energy PLC 113,904 2,463
Severn Trent PLC Class H 26,181 858
5,612
United States - 40.7%
Alliant Energy Corp. 50,030 2,689
American Electric Power Co., Inc. 2,623 222
American Tower Corp.(ö) 12,260 2,333
American Water Works Co., Inc. 7,740 1,141
California Water Service Group 829 44
Casella Waste Systems, Inc. Class A(Æ) 10,648 859
CenterPoint Energy, Inc. 82,934 2,495
Cheniere Energy, Inc. 56,203 9,097
Clearway Energy, Inc. Class C 4,757 126
CMS Energy Corp. 14,029 857
Consolidated Edison, Inc. 4,406 418
Constellation Energy Corp. 1,814 175
Crown Castle, Inc.(ö) 18,960 2,053
CSX Corp. 40,104 1,336
Digital Realty Trust, Inc.(ö) 713 89
Dominion Energy, Inc. 74,003 3,963
DT Midstream, Inc. 54,203 2,901
DTE Energy Co. 18,511 2,116
Duke Energy Corp. 63,814 5,974
Entergy Corp. 25,064 2,574
Equinix, Inc.(ö) 704 570
Essential Utilities, Inc. 6,234 264
Evergy, Inc. 17,006 1,020
Exelon Corp. 57,105 2,390
FirstEnergy Corp. 26,138 1,029
Hess Midstream, LP Class A 2,566 80
Kinder Morgan, Inc. 202,356 3,584
NextEra Energy, Inc. 120,231 8,756
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NiSource, Inc. 32,281 899
Norfolk Southern Corp. 740 173
ONEOK, Inc. 20,873 1,399
PG&E Corp.(Æ) 96,523 1,700
Pinnacle West Capital Corp. 8,568 710
Portland General Electric Co. 5,431 259
PPL Corp. 114,842 3,162
Public Service Enterprise Group, Inc. 17,114 1,080
Republic Services, Inc. Class A 8,866 1,340
SBA Communications Corp.(ö) 7,915 1,733
Sempra Energy 13,231 1,972
Southern Co. (The) 93,543 6,767
Targa Resources Corp. 75,385 6,181
Union Pacific Corp. 6,815 1,581
Waste Management, Inc. 9,049 1,482
WEC Energy Group, Inc. 15,913 1,430
Williams Cos., Inc. (The) 58,370 2,011
Xcel Energy, Inc. 66,547 4,174
97,208
Total Common Stocks
(cost $196,948) 225,124
Short-Term Investments - 7.4%
United States - 7.4%
U.S. Cash Management Fund(@) 17,649,896 (∞) 17,643
Total Short-Term Investments
(cost $17,644) 17,643
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 178,779 (∞) 179
Total Other Securities
(cost $179) 179
Total Investments - 101.8%
(identified cost $214,771) 242,946
Other Assets and Liabilities,
Net - (1.8%)
(4,383)
Net Assets - 100.0%
238,563

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 363
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.2%
Aena SME SA 02/11/15 EUR 63,821 107 .63 6,869
10,214
Cellnex Telecom SA 03/20/19 EUR 42,992 34 .53 1,484
1,756
Enav SpA 06/07/17 EUR 69,699 4 .07 283
299
Hydro One, Ltd. 08/26/22 CAD 34,031 27 .60 939
960
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 79,241 8 .79 697
995
NetLink NBN Trust 12/07/18 SGD 75,873 0 .59 45
49
Orsted A/S 11/08/19 DKK 5,711 85 .41 488 497
14,770
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 44 EUR 1,978 09/23
33
MSCI Emerging Markets Index Futures 18 USD 949 09/23
28
S&P E-Mini Energy Select Sector Index Futures 20 USD 1,843 09/23
63
S&P E-Mini Utilities Select Sector Index Futures 76 USD 5,167 09/23
(38)
SPI 200 Index Futures 16 AUD 2,943 09/23 33
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 119
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 584 AUD 871 08/02/23 1
Bank of America USD 494 AUD 723 09/20/23 (8)
Bank of America USD 620 AUD 912 09/20/23 (6)
Bank of America USD 628 AUD 925 09/20/23 (5)
Bank of America USD 114 CAD 150 08/02/23 —
Bank of America USD 109 CHF 94 08/03/23 —
Bank of America USD 1,411 EUR 1,280 08/02/23 (3)
Bank of America USD 512 EUR 454 09/20/23 (12)
Bank of America USD 639 EUR 569 09/20/23 (12)
Bank of America USD 644 EUR 577 09/20/23 (8)
Bank of America USD 760 EUR 688 09/20/23 (2)
Bank of America USD 175 GBP 136 08/02/23 —
Bank of America USD 306 HKD 2,385 08/02/23 —
Bank of America USD 356 JPY 50,632 08/02/23 —
Bank of America USD 251 MXN 4,207 08/02/23 —
Bank of America AUD 1,422 USD 960 09/20/23 3
Bank of America EUR 451 USD 501 09/20/23 4
Bank of America EUR 1,066 USD 1,179 09/20/23 3
HSBC USD 619 AUD 906 09/20/23 (10)
HSBC USD 660 EUR 606 09/20/23 8
Royal Bank of Canada USD 619 AUD 906 09/20/23 (9)
Royal Bank of Canada USD 987 CAD 1,302 08/02/23 —

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Global Infrastructure Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 660 EUR 606 09/20/23 8
State Street USD 115 NZD 186 08/02/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (48)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 20,091 $ —
$ —
$ 20,091
Belgium — 102 —
—
102
Brazil 1,079 — —
—
1,079
Canada 20,991 — —
—
20,991
China — 5,706 —
—
5,706
Denmark — 497 —
—
497
France — 16,099 —
—
16,099
Germany — 2,355 —
—
2,355
Hong Kong — 2,266 —
—
2,266
Italy — 6,971 —
—
6,971
Japan 176 5,347 —
—
5,523
Mexico 12,016 — —
—
12,016
Netherlands — 1,193 —
—
1,193
New Zealand — 4,704 —
—
4,704
Philippines — 483 —
—
483
Portugal — 689 —
—
689
Singapore — 542 —
—
542
Spain — 16,387 —
—
16,387
Switzerland — 4,586 —
—
4,586
Thailand — 24 —
—
24
United Kingdom 835 4,777 —
—
5,612
United States 97,208 — —
—
97,208
Short-Term Investments — — — 17,643 17,643
Other Securities — — — 179 179
Total Investments 132,305 92,819 — 17,822 242,946
Other Financial Instruments
Assets
Futures Contracts 157 — — — 157
Foreign Currency Exchange Contracts 2 25 — — 27
Liabilities
Futures Contracts (38) — — — (38)

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 365
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts (4) (71) — — (75)
Total Other Financial Instruments
*
$ 117 $ (46) $ — $ — $ 71
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services .................................................................................
36,024
Alternative Carriers ............................................................................
49
Construction & Engineering ..............................................................
4,881
Data Centers .......................................................................................
1,757
Diversified ..........................................................................................
6,778
Electric Utilities .................................................................................
56,789
Environmental & Facilities Services .................................................
6,181
Gas Utilities .......................................................................................
7,513
Healthcare ..........................................................................................
144
Highways & Railtracks ......................................................................
27,452
Integrated Telecommunication Services ............................................
1,103
Marine Ports & Services ....................................................................
4,126
Multi-Utilities ....................................................................................
21,866
Oil & Gas Storage & Transportation .................................................
39,456
Railroads ............................................................................................
7,557
Renewable Electricity ........................................................................
545
Water Utilities ....................................................................................
2,903
Short-Term Investments .......................................................
17,643
Other Securities .....................................................................
179
Total Investments ............................................................................... 242,946

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.8%
Australia - 3.9%
Centuria Industrial REIT(ö) 201,654 432
Charter Hall Group - ADR(ö) 220,658 1,701
Dexus Property Group(ö) 299,903 1,660
Goodman Group(ö) 154,520 2,139
GPT Group (The)(ö) 679,612 1,986
HomeCo Daily Needs Real Estate
Investment Trust(ö)(Þ) 1,049,903 844
Ingenia Communities Group(ö) 449,453 1,236
National Storage REIT(ö) 120,693 188
Region RE, Ltd.(ö) 709,048 1,155
Scentre Group(ö) 956,269 1,810
Stockland(ö) 1,168,239 3,320
16,471
Belgium - 0.9%
Aedifica SA(ö) 21,983 1,510
Cofinimmo SA(ö) 9,267 725
VGP NV 3,762 403
Warehouses De Pauw CVA(ö) 37,382 1,106
3,744
Canada - 2.4%
Boardwalk Real Estate Investment
Trust(ö) 39,956 1,985
Canadian Apartment Properties(ö) 91,703 3,575
Chartwell Retirement Residences 73,325 557
Granite Real Estate Investment Trust(ö) 17,195 1,010
RioCan Real Estate Investment Trust(ö) 204,040 3,102
10,229
China - 0.2%
Wharf Holdings, Ltd. (The) 275,000 642
France - 1.3%
Argan SA(ö) 5,418 409
Covivio(ö) 8,850 427
ICADE SA(ö) 8,804 359
Klepierre SA - GDR(ö) 167,520 4,451
5,646
Germany - 1.8%
LEG Immobilien SE(Æ) 25,882 1,831
TAG Immobilien AG(Æ) 149,244 1,678
Vonovia SE 167,087 3,901
7,410
Hong Kong - 4.6%
CK Asset Holdings, Ltd. 601,522 3,475
Hang Lung Properties, Ltd. - ADR 414,000 644
Hongkong Land Holdings, Ltd. 127,743 455
Hysan Development Co., Ltd. 196,000 462
Link Real Estate Investment Trust(ö) 928,383 5,204
Sun Hung Kai Properties, Ltd. 537,543 6,734
Wharf Real Estate Investment Co., Ltd. 385,133 2,064
19,038
Japan - 9.7%
Activia Properties, Inc.(ö) 623 1,814
Advance Residence Investment Corp.
(ö) 710 1,731
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comforia Residential REIT, Inc.(ö) 144 345
Daiwa House REIT Investment Corp.(ö) 189 372
Hulic REIT, Inc.(ö) 797 925
Industrial & Infrastructure Fund
Investment Corp.(ö) 1,573 1,645
Invincible Investment Corp.(ö) 3,762 1,559
Japan Excellent, Inc.(ö) 1,049 973
Japan Hotel REIT Investment Corp.(ö) 1,700 844
Japan Retail Fund Investment Corp.(ö) 2,849 1,954
Keihanshin Building Co., Ltd. 120,200 1,067
Kenedix Office Investment Corp. Class
A(ö) 782 1,859
Kenedix Retail REIT Corp.(ö) 830 1,625
Mitsubishi Estate Co., Ltd. 502,918 6,162
Mitsui Fudosan Co., Ltd. 283,327 5,821
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö) 407 1,449
Mori Trust Sogo REIT, Inc.(ö) 4,735 2,441
Nippon Prologis REIT, Inc.(Æ)(ö) 2,049 4,188
Nomura Real Estate Holdings, Inc. 57,000 1,413
Sekisui House Reit, Inc.(ö) 1,197 710
Sumitomo Realty & Development Co.,
Ltd. 16,700 447
TOC Co., Ltd. 45,000 194
Tokyu Fudosan Holdings Corp. 19,833 118
United Urban Investment Corp.(ö) 1,107 1,195
40,851
Macao - 0.2%
Sands China, Ltd.(Æ) 232,044 887
Netherlands - 0.7%
CTP NV(Þ) 55,952 768
Eurocommercial Properties NV(ö) 27,753 701
Unibail-Rodamco-Westfield(Æ)(ö) 25,336 1,434
2,903
Singapore - 3.5%
CapitaLand Ascendas REIT(ö) 1,443,000 3,050
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 903,500 1,386
Capitaland Investment, Ltd. 1,426,633 3,650
City Developments, Ltd. 19,700 110
Frasers Centrepoint Trust(Æ)(ö) 370,600 605
Frasers Logistics & Commercial
Trust(Æ)(ö)(Þ) 2,683,200 2,464
Mapletree Logistics Trust(ö) 1,586,700 2,017
Parkway Life Real Estate Investment
Trust(Æ)(ö) 489,882 1,430
14,712
Spain - 0.6%
Arima Real Estate Socimi SA(Æ)(ö) 42,234 371
Cellnex Telecom SA(Þ) 11,063 452
Inmobiliaria Colonial Socimi SA(ö) 65,575 423
Merlin Properties Socimi SA(ö) 115,311 1,073
2,319
Sweden - 1.2%
Castellum AB(Ñ) 165,953 1,893
Catena AB 27,158 1,043

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fabege AB 112,373 975
Fastighets AB Balder Class B(Æ) 235,759 1,102
Pandox AB 11,342 133
5,146
Switzerland - 0.3%
PSP Swiss Property AG 10,881 1,283
United Kingdom - 4.6%
Big Yellow Group PLC(ö) 71,747 989
British Land Co. PLC (The)(ö) 544,392 2,359
Derwent London PLC(ö) 39,030 1,058
Grainger PLC 446,172 1,441
Land Securities Group PLC(ö) 262,029 2,175
Life Science REIT PLC(ö) 409,505 329
LondonMetric Property PLC(ö) 89,088 211
LXI REIT PLC(ö)(Þ) 489,680 598
PRS REIT PLC (The)(ö) 342,433 362
Safestore Holdings PLC(ö) 183,734 2,093
Segro PLC(ö) 452,457 4,435
Sirius Real Estate, Ltd. 542,532 575
Tritax EuroBox PLC(Þ) 544,627 377
UNITE Group PLC (The)(ö) 193,930 2,422
19,424
United States - 61.9%
Agree Realty Corp.(ö) 68,783 4,456
American Homes 4 Rent Class A(ö) 111,603 4,183
Americold Realty Trust, Inc.(ö) 220,875 7,161
Apartment Income REIT Corp.(ö) 24,937 861
AvalonBay Communities, Inc.(ö) 51,948 9,800
Boyd Gaming Corp. 16,116 1,101
Camden Property Trust(ö) 35,474 3,870
Cousins Properties, Inc.(ö) 87,342 2,134
Digital Realty Trust, Inc.(ö) 118,250 14,736
EastGroup Properties, Inc.(ö) 23,369 4,140
Equinix, Inc.(ö) 25,375 20,552
Equity LifeStyle Properties, Inc. Class
A(ö) 65,059 4,631
Essential Properties Realty Trust, Inc.
(ö) 115,294 2,830
Essex Property Trust, Inc.(ö) 10,301 2,509
Extra Space Storage, Inc.(ö) 64,495 9,002
Healthcare Realty Trust, Inc.(ö) 186,327 3,639
Highwoods Properties, Inc.(ö) 67,396 1,703
Host Hotels & Resorts, Inc.(ö) 91,242 1,679
Invitation Homes, Inc.(ö) 265,731 9,433
Iron Mountain, Inc.(ö) 63,252 3,884
Jones Lang LaSalle, Inc.(Æ) 14,550 2,423
Kimco Realty Corp.(ö) 353,983 7,172
Kite Realty Group Trust(ö) 179,136 4,099
Medical Properties Trust, Inc.(Ñ)(ö) 140,001 1,413
Mid-America Apartment Communities,
Inc.(ö) 60,432 9,044
National Retail Properties, Inc.(ö) 46,858 2,000
Omega Healthcare Investors, Inc.(ö) 98,656 3,147
Prologis, Inc.(ö) 249,002 31,063
Public Storage(ö) 38,827 10,939
Realty Income Corp.(ö) 181,667 11,076
Ryman Hospitality Properties, Inc.(ö) 37,326 3,557
SBA Communications Corp.(ö) 8,293 1,816
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Simon Property Group, Inc.(ö) 120,441 15,007
Spirit Realty Capital, Inc.(ö) 113,325 4,570
Sun Communities, Inc.(ö) 39,377 5,131
UDR, Inc.(ö) 181,622 7,425
VICI Properties, Inc.(ö) 221,476 6,972
Welltower, Inc.(ö) 245,008 20,127
WP Carey, Inc.(ö) 6,094 412
259,697
Total Common Stocks
(cost $344,205) 410,402
Short-Term Investments - 1.7%
United States - 1.7%
U.S. Cash Management Fund(@) 6,865,161 (∞) 6,862
Total Short-Term Investments
(cost $6,863) 6,862
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 2,980,710 (∞) 2,981
Total Other Securities
(cost $2,981) 2,981
Total Investments - 100.2%
(identified cost $354,049) 420,245
Other Assets and Liabilities,
Net - (0.2%)
(748)
Net Assets - 100.0%
419,497

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.3%
Cellnex Telecom SA 07/10/23 EUR 11,063 41 .19 456
452
CTP NV 04/06/21 EUR 55,952 17 .27 966
768
Frasers Logistics & Commercial Trust 07/12/21 SGD 2,683,200 1 .03 2,763
2,464
HomeCo Daily Needs Real Estate Investment Trust 02/06/23 AUD 1,049,903 0 .92 968
844
LXI REIT PLC 09/05/22 GBP 489,680 1 .44 707
598
Tritax EuroBox PLC 03/15/21 EUR 544,627 1 .43 781 377
5,503
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones Index Futures 183 USD 6,238 09/23
180
FTSE/EPRA Europe Index Futures 73 EUR 1,086 09/23
80
Hang Seng Index Futures 4 HKD 4,041 08/23
19
MSCI Singapore Index Futures 17 SGD 519 08/23
12
S&P/TSX 60 Index Futures 2 CAD 496 09/23
14
SPI 200 Index Futures 4 AUD 736 09/23
16
TOPIX Index Futures 6 JPY 139,620 09/23 34
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 355
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 75 CAD 99 08/01/23 —
Bank of America EUR 300 USD 331 08/02/23 1
Bank of America EUR 403 USD 445 09/20/23 1
Bank of America GBP 28 USD 36 08/02/23 —
Bank of America HKD 338 USD 43 08/02/23 —
Bank of America JPY 27,115 USD 190 08/02/23 —
Bank of America JPY 88,302 USD 634 09/20/23 9
Bank of America SEK 4,397 USD 419 08/02/23 1
Bank of America SGD 573 USD 431 08/02/23 —
HSBC USD 247 AUD 362 09/20/23 (4)
HSBC USD 93 CAD 123 09/20/23 1
HSBC USD 809 EUR 742 09/20/23 9
HSBC USD 390 HKD 3,044 09/20/23 1
HSBC USD 611 JPY 83,984 09/20/23 (16)
HSBC USD 217 SGD 289 09/20/23 1
Royal Bank of Canada USD 247 AUD 362 09/20/23 (4)
Royal Bank of Canada USD 93 CAD 123 09/20/23 1
Royal Bank of Canada USD 809 EUR 742 09/20/23 10
Royal Bank of Canada USD 390 HKD 3,044 09/20/23 1
Royal Bank of Canada USD 611 JPY 83,984 09/20/23 (16)
Royal Bank of Canada USD 217 SGD 289 09/20/23 1

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 369
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 71 USD 53 08/02/23 —
State Street USD 568 JPY 79,614 09/20/23 (4)
State Street JPY 20,297 USD 143 08/02/23 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (6)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 16,471 $ —
$ —
$ 16,471
Belgium — 3,744 —
—
3,744
Canada 10,229 — —
—
10,229
China — 642 —
—
642
France — 5,646 —
—
5,646
Germany — 7,410 —
—
7,410
Hong Kong — 19,038 —
—
19,038
Japan — 40,851 —
—
40,851
Macao — 887 —
—
887
Netherlands — 2,903 —
—
2,903
Singapore 110 14,602 —
—
14,712
Spain — 2,319 —
—
2,319
Sweden — 5,146 —
—
5,146
Switzerland — 1,283 —
—
1,283
United Kingdom — 19,424 —
—
19,424
United States 259,697 — —
—
259,697
Short-Term Investments — — — 6,862 6,862
Other Securities — — — 2,981 2,981
Total Investments 270,036 140,366 — 9,843 420,245
Other Financial Instruments
Assets
Futures Contracts 355 — — — 355
Foreign Currency Exchange Contracts 3 35 — — 38
Liabilities
Foreign Currency Exchange Contracts — (44) — — (44)
Total Other Financial Instruments
*
$ 358 $ (9) $ — $ — $ 349

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Global Real Estate Securities Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
37,556
Diversified ..........................................................................................
91,196
Healthcare ..........................................................................................
30,313
Industrial ............................................................................................
66,431
Lodging/Resorts .................................................................................
15,845
Office ..................................................................................................
14,076
Residential ..........................................................................................
74,768
Retail ..................................................................................................
57,005
Self Storage ........................................................................................
23,212
Short-Term Investments .......................................................
6,862
Other Securities .....................................................................
2,981
Total Investments ............................................................................... 420,245

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 32.9%
Corporate Bonds and Notes - 14.7%
3D Systems Corp.
8.467% due 11/15/26 (ž) 946 724
Accolade, Inc.
0.500% due 04/01/26 803 675
Affirm Holdings, Inc.
11.521% due 11/15/26 1,221 905
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 548 471
Air Transport Services Group, Inc.
1.125% due 10/15/24 430 413
Airbnb, Inc.
0.859% due 03/15/26 247 222
Aircastle, Ltd.
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.410%)(Ê)(ƒ)(Þ) 80 60
Alarm.com, Inc.
5.284% due 01/15/26 1,122 961
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 155 108
Alteryx, Inc.
0.500% due 08/01/24 (Þ) 574 542
American Electric Power Co., Inc.
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 140 113
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 100 84
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 65 63
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 102
Arbor Realty Trust, Inc.
7.500% due 08/01/25 718 747
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 97
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 100 97
Bandwidth, Inc.
0.250% due 03/01/26 459 363
0.500% due 04/01/28 545 358
Bank of America Corp.
Series AA
6.100% due 12/31/49 (CME Term
SOFR 3 Month + 4.160%)(Ê)(ƒ) 264 262
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series DD
6.300% due 12/29/49 (CME Term
SOFR 3 Month + 4.815%)(Ê)(ƒ) 101 101
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 111 104
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 132 116
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 163 162
Series X
6.250% due 09/29/49 (CME Term
SOFR 3 Month + 3.967%)(Ê)(ƒ) 259 257
Series Z
6.500% due 12/31/49 (CME Term
SOFR 3 Month + 4.436%)(Ê)(ƒ) 126 125
Bank of New York Mellon Corp. (The)
Series F
4.625% due 12/29/49 (CME Term
SOFR 3 Month + 3.393%)(Ê)(ƒ) 90 81
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 22 18
Blackline, Inc.
6.150% due 03/15/26 (ž) 488 417
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,419 1,259
Bridgebio Pharma, Inc.
2.250% due 02/01/29 574 464
Cable One, Inc.
8.568% due 03/15/26 707 581
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 245 239
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 360 282
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 495 442
Chegg, Inc.
0.125% due 03/15/25 (Þ) 111 98
4.794% due 09/01/26 (Þ) 1,091 817
Citigroup, Inc.
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 476 414
7.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.209%)(Ê)(ƒ) 63 64
Series P
5.950% due 12/29/49 (CME Term
SOFR 3 Month + 4.167%)(Ê)(ƒ) 272 264

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series T
6.250% due 12/29/49 (CME Term
SOFR 3 Month + 4.779%)(Ê)(ƒ) 134 133
Series W
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.597%)(Ê)(ƒ) 90 81
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.313%)(Ê)(ƒ) 68 65
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 84 74
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 62 48
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 318
Coinbase Global, Inc.
0.500% due 06/01/26 (Ñ)(Þ) 1,778 1,361
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 185 181
Cryoport, Inc.
0.750% due 12/01/26 476 372
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 (Þ) 951 752
Dominion Energy, Inc.
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 225 193
DraftKings, Inc.
8.349% due 03/15/28 (Þ) 115 88
Edison International
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 198 176
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 163 141
Energy Transfer, LP
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 62 54
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 180 163
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 57 50
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 225 175
Enterprise Products Operating LLC
Series D
8.304% due 08/16/77 (USD 3 Month
LIBOR + 2.986%)(Ê) 20 20
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 110 107
Eventbrite, Inc.
0.750% due 09/15/26 927 781
Expedia Group, Inc.
4.711% due 02/15/26 288 257
EZCORP, Inc.
2.375% due 05/01/25 574 539
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 275 254
Fastly, Inc.
7.664% due 03/15/26 259 215
Fisker, Inc.
2.500% due 09/15/26 236 126
Fiverr International, Ltd.
7.113% due 11/01/25 (Þ)(ž) 820 702
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 140 101
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 138 139
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 59 49
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 319 260
Greenbrier Cos., Inc.
2.875% due 04/15/28 114 117
Haemonetics Corp.
6.123% due 03/01/26 1,173 1,015
Hartford Financial Services Group, Inc.
Series ICON
7.446% due 02/12/47 (USD 3 Month
LIBOR + 2.125%)(Ê)(Þ) 107 91
HCI Group, Inc.
4.750% due 06/01/42 409 407
Health Catalyst, Inc.
2.500% due 04/15/25 268 261
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Š)(Þ)(Æ) 1,640 —
Huntington Bancshares, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 19 17
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 178 152
ILFC E-Capital Trust I
7.064% due 12/21/65 (~)(Ê)(Þ) 210 147
Innoviva, Inc.
2.125% due 03/15/28 726 606
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 (Þ) 121 113
Intercept Pharmaceuticals, Inc.
2.000% due 05/15/26 733 584
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 544 507
iQIYI, Inc.
4.000% due 12/15/26 460 443
6.500% due 03/15/28 200 194
Itron, Inc.
6.015% due 03/15/26 774 699
Jazz Investments I, Ltd.
1.500% due 08/15/24 345 331
JetBlue Airways Corp.
0.500% due 04/01/26 1,760 1,427
JOYY, Inc.
1.375% due 06/15/26 644 610
JPMorgan Chase & Co.
Series HH
4.600% due 12/31/99 (CME Term
SOFR 3 Month + 3.125%)(Ê)(ƒ) 20 19
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 126 113
Series S
6.750% due 01/29/49 (CME Term
SOFR 3 Month + 4.042%)(Ê)(ƒ) 122 122
Series X
6.100% due 12/31/49 (CME Term
SOFR 3 Month + 3.592%)(Ê)(ƒ) 167 166
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (Ê)(ƒ)(Þ)(~) 185 146
Liberty Media Corp.
2.750% due 12/01/49 (Þ) 89 84
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 60 64
Livongo Health, Inc.
0.875% due 06/01/25 545 500
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 200 195
Lucid Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.250% due 12/15/26 723 481
Lumentum Holdings, Inc.
0.500% due 06/15/28 (Þ) 516 396
Lyft, Inc.
1.500% due 05/15/25 (Þ) 660 601
M&T Bank Corp.
Series F
5.125% due 12/29/49 (USD 3 Month
LIBOR + 3.520%)(Ê)(ƒ) 115 97
Magnite, Inc.
0.250% due 03/15/26 660 560
Mesa Laboratories, Inc.
1.375% due 08/15/25 605 551
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 300 314
MetLife, Inc.
9.250% due 04/08/38 (Þ) 225 260
10.750% due 08/01/39 66 85
Series G
3.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.576%)(Ê)(ƒ) 80 75
MicroStrategy, Inc.
9.941% due 02/15/27 (ž) 1,392 995
Mitek Systems, Inc.
0.750% due 02/01/26 57 49
NeoGenomics, Inc.
0.250% due 01/15/28 861 632
New Mountain Finance Corp.
7.500% due 10/15/25 550 554
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 40 37
NuVasive, Inc.
0.375% due 03/15/25 (Þ) 1,152 1,043
Opendoor Technologies, Inc.
0.250% due 08/15/26 882 636
Pebblebrook Hotel Trust
1.750% due 12/15/26 442 385
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,236 1,183
Perficient, Inc.
0.125% due 11/15/26 1,377 1,089
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 119 92
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 44 41
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 179 172
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 178 163

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 148 135
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 170 163
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 70 71
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 195 193
Q2 Holdings, Inc.
0.125% due 11/15/25 547 476
Redfin Corp.
0.500% due 04/01/27 731 507
Regions Financial Corp.
Series D
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.430%)(Ê)(ƒ) 84 81
Repay Holdings Corp.
8.197% due 02/01/26 (ž) 1,161 953
RingCentral, Inc.
4.905% due 03/01/25 (Þ) 450 414
RWT Holdings, Inc.
5.750% due 10/01/25 1,391 1,260
SBL Holdings LLC
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 90 51
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 150 93
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 250 205
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 340 321
Snap, Inc.
0.125% due 03/01/28 (Þ) 1,119 803
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 1,625 1,383
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 130 122
Spotify Technology SA
4.125% due 03/15/26 1,267 1,077
Stem, Inc.
0.500% due 12/01/28 (Þ) 413 255
Tandem Diabetes Care, Inc.
1.500% due 05/01/25 148 138
TechTarget, Inc.
6.914% due 12/15/26 (ž) 902 720
Teladoc Health, Inc.
1.250% due 06/01/27 (Þ) 545 440
TripAdvisor, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 04/01/26 936 790
Truist Financial Corp.
Series N
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.003%)(Ê)(ƒ) 126 112
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 68 64
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 113 101
Unity Software, Inc.
8.008% due 11/15/26 (Þ) 120 96
Upstart Holdings, Inc.
0.250% due 08/15/26 663 489
US Bancorp
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 121 106
Wayfair, Inc.
1.000% due 08/15/26 (Þ) 1,420 1,231
Wells Fargo & Co.
5.950% due 12/15/36 110 109
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 287 295
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 740 665
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 12 12
Series U
5.875% due 12/31/49 (USD 3 Month
LIBOR + 3.990%)(Ê)(ƒ) 39 38
WisdomTree Investments, Inc.
3.250% due 06/15/26 282 276
55,513
International Debt - 17.8%
Abu Dhabi Government International
Bond
Series REGS
1.625% due 06/02/28 (Þ) 200 175
1.700% due 03/02/31 (Þ) 371 308
3.125% due 09/30/49 (Þ) 200 146
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 200 191
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 862 698
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 173
Allianz SE

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.973%)(Ê)(ƒ)(Þ) 200 169
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 388 340
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 1,087 352
AXA SA
8.600% due 12/15/30 40 48
6.379% due 12/29/49 (USD 3 Month
LIBOR + 2.256%)(Ê)(ƒ)(Þ) 100 108
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 581 533
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 657 681
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.192%)(Ê)(ƒ) 200 190
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ)
(Þ) 613 564
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 182
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 208
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 200 189
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 (Þ) 100 70
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 110 106
Barclays PLC
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 200 183
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.431%)(Ê)(ƒ) 400 383
Bilibili, Inc.
0.500% due 12/01/26 (Þ) 545 490
BNP Paribas SA
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 400 398
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 210
Series 144a
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 300 296
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 240 231
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 505 470
Braskem Netherlands Finance BV
7.250% due 02/13/33 (Þ) 200 197
Brazil Government International Bond
2.875% due 06/06/25 200 190
4.750% due 01/14/50 383 293
Chile Government International Bond
2.550% due 07/27/33 486 395
4.950% due 01/05/36 633 622
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 (Þ) 260 237
Corp Financiera de Desarrollo SA
Series REGS
2.400% due 09/28/27 (Þ) 200 174
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 (Þ) 871 597
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 400 405
Credit Agricole SA
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 200 201
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 163
CSAIL Commercial Mortgage Trust
5.100% due 10/29/49 (USD 3 Month
LIBOR + 3.680%)(Ê)(ƒ)(Ñ)(Þ) 300 293
Dai-ichi Life Insurance Co., Ltd. (The)
4.000% due 12/29/49 (CME Term
SOFR 3 Month + 3.922%)(Ê)(ƒ)(Þ) 200 190
Deutsche Bank AG
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.003%)(Ê)
(ƒ) 400 370
Dominican Republic Government
International Bond
7.050% due 02/03/31 (Þ) 320 323

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.050% due 02/03/31 (Þ) 300 303
6.000% due 02/22/33 (Þ) 196 184
DP World PLC
Series REGS
6.850% due 07/02/37 (Þ) 620 680
Ecopetrol SA
8.625% due 01/19/29 90 93
4.625% due 11/02/31 325 259
7.375% due 09/18/43 298 261
5.875% due 11/02/51 179 124
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 168 80
5.500% due 07/31/35 (~)(Ê)(Þ) 580 199
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 856 552
El Salvador Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 250 172
Electricite de France SA
9.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.411%)(Ê)(ƒ)(Þ) 200 210
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 487 474
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ)(Þ) 539 533
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 604
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 921 702
Enbridge, Inc.
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 107 97
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 244 226
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 47 46
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 140 141
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 232 219
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 187 171
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 739 705
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 1,016 816
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 228 203
First Majestic Silver Corp.
0.375% due 01/15/27 617 485
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 255
4.250% due 07/23/29 (Þ) 342 258
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 (Þ) 415 335
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 485
Ghana Government International Bond
Series REGS
8.625% due 04/07/34 (~)(Ê)(Þ) 200 90
7.875% due 02/11/35 (~)(Ê)(Þ) 464 211
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 (Ñ)(Þ) 709 649
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 294 301
Series REGS
5.250% due 08/10/29 (Þ) 234 223
HSBC Capital Funding, LP
10.176% due 10/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 157 194
HSBC Holdings PLC
6.375% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
4.368%)(Ê)(ƒ) 400 386
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ) 200 160
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.858%)(Ê)(ƒ)(Ñ) 200 201
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 595 521
Huarong Finance 2019 Co., Ltd.
3.375% due 02/24/30 (Þ) 908 706
Hungary Government International
Bond
6.750% due 09/25/52 (Þ) 200 209
Series REGS
6.125% due 05/22/28 (Þ) 235 239
3.125% due 09/21/51 (Þ) 265 170
Indonesia Asahan Aluminium Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 180
Indonesia Government International
Bond
4.550% due 01/11/28 200 197
3.550% due 03/31/32 580 524
4.850% due 01/11/33 200 200
5.650% due 01/11/53 439 460

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)
(ƒ) 200 189
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ)(Þ) 200 161
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 180
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.711%)(Ê)(ƒ)(Þ) 200 187
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 644
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 192
Israel Government International Bond
4.500% due 01/17/33 200 194
Ivory Coast Government International
Bond
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 95 89
Jordan Government International Bond
Series REGS
7.375% due 10/10/47 (Þ) 220 196
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 (Þ) 140 140
4.875% due 10/14/44 (Þ) 355 323
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 200 186
6.375% due 10/24/48 (Þ) 464 410
Khazanah Capital, Ltd.
4.876% due 06/01/33 (Þ) 286 283
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 233 231
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 551
KSA Sukuk, Ltd.
4.274% due 05/22/29 (Þ) 858 834
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê)(Þ) 200 165
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Þ) 1,159 83
Lloyds Banking Group PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 (Þ) 545 536
MDGH GMTN RSC, Ltd.
Series REGS
5.500% due 04/28/33 (Þ) 200 210
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 186
Mexico Government International
Bond
6.338% due 05/04/53 200 204
Mongolia Government International
Bond
Series REGS
3.500% due 07/07/27 (Þ) 200 171
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 245 247
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 437 426
NatWest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)
(ƒ) 200 198
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 187
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 400 375
7.375% due 09/28/33 (Þ) 295 244
NIO, Inc.
1.482% due 02/01/26 (Þ)(ž) 171 165
0.500% due 02/01/27 242 211
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 200 192
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 193
OCP, Inc.
Series REGS
3.750% due 06/23/31 (Þ) 755 633
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 (Þ) 572 604
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 584 606
7.000% due 01/25/51 (Þ) 200 204
Ooredoo QPSC
Series REGS
2.625% due 04/08/31 (Þ) 579 500
OQ SAOC

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.125% due 05/06/28 (Þ) 418 400
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 (Þ) 369 181
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 1,998 888
Panama Government International
Bond
6.400% due 02/14/35 395 412
6.853% due 03/28/54 400 419
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 200
Series REGS
2.739% due 01/29/33 (Þ) 283 227
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 483
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
4.875% due 07/17/49 (Þ) 318 262
Peruvian Government International
Bond
2.783% due 01/23/31 700 594
3.300% due 03/11/41 56 42
Petrobras Global Finance BV
6.500% due 07/03/33 137 135
6.750% due 06/03/50 112 102
6.850% due 06/05/15 637 567
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,231 825
Petroleos Mexicanos
Series REGS
10.000% due 02/07/33 (Þ) 886 825
6.625% due 09/29/49 (Þ) 894 551
Series WI
6.700% due 02/16/32 296 228
6.750% due 09/21/47 504 324
7.690% due 01/23/50 962 669
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 289 240
3.404% due 04/28/61 (Þ) 1,123 789
Philippines Government International
Bond
5.170% due 10/13/27 200 202
1.648% due 06/10/31 200 159
1.950% due 01/06/32 622 498
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ)(Þ) 200 178
Pinduoduo, Inc.
2.227% due 12/01/25 431 421
Qatar Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.500% due 04/23/28 (Þ) 200 200
4.400% due 04/16/50 (Þ) 363 328
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 552 460
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê)(Þ) 206 197
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 192
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 258 221
Republic of Colombia Government
International Bond
8.000% due 04/20/33 510 535
7.500% due 02/02/34 300 303
Republic of Gabon Government
International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 169
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 283 256
Republic of Poland Government
International Bond
5.500% due 11/16/27 58 59
4.875% due 10/04/33 249 246
5.500% due 04/04/53 189 192
Republic of Serbia Government
International Bond
6.500% due 09/26/33 (Þ) 200 200
Republic of South Africa Government
Bond
5.875% due 04/20/32 524 480
5.750% due 09/30/49 312 233
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 164
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 188 202
7.625% due 01/17/53 (Þ) 224 253
Series REGS
5.250% due 11/25/27 (Þ) 116 114
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 625 539
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 181
Saudi Arabian Oil Co.
Series REGS
2.250% due 11/24/30 (Þ) 660 550
Saudi Government International Bond
5.000% due 01/18/53 (Þ) 420 386

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 270
Sea, Ltd.
0.250% due 09/15/26 675 543
Shopify, Inc.
0.125% due 11/01/25 516 467
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Ñ)(Þ) 200 196
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.385%)(Ê)(ƒ)(Þ) 200 203
Series 144a
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.514%)(Ê)(ƒ)(Þ) 200 160
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 484 491
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 814 748
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 205
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 240 204
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 189 159
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 280 261
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 607 604
Turkey Government International Bond
9.125% due 07/13/30 592 615
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 227 231
Series REGS
5.750% due 07/06/26 (Þ) 700 649
UBS Group AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)
(ƒ)(Þ) 200 186
7.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.866%)(Ê)
(ƒ)(Þ) 200 192
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.313%)(Ê)(ƒ)(Þ) 200 149
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ)(Þ) 200 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 948 297
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)(Ê)
(ƒ)(Þ) 200 197
Uruguay Government International
Bond
5.750% due 10/28/34 423 455
4.975% due 04/20/55 211 204
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 572
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 99
Wix.com, Ltd.
6.366% due 08/15/25 (Þ)(ž) 317 279
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 278 236
8.500% due 06/27/29 (Þ) 504 441
Zambia Government International
Bond
Series REGS
5.375% due 09/20/49 (~)(Ê)(ƒ)(Ø)
(Þ)(Æ) 200 105
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê)(Þ) 200 157
67,540
Non-US Bonds - 0.4%
Banco de Sabadell SA
9.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.830%)(Ê)(ƒ)(Þ) EUR 200 219
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ)(Þ) EUR 200 218
CNP Assurances
5.250% due 07/18/53 (3 Month
EURIBOR + 3.450%)(Ê)(Þ) EUR 200 213
Credit Agricole SA
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.370%)(Ê)(ƒ)(Þ) EUR 100 97
7.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.441%)(Ê)(ƒ)(Þ) EUR 100 111
Deutsche Bank AG
10.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 6.940%)(Ê)(ƒ)(Þ) EUR 200 224
Enel SpA
6.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.774%)(Ê)(ƒ)(Þ) EUR 100 113

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Societe Generale SA
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.228%)(Ê)(ƒ)(Þ) EUR 100 108
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 100 108
1,411
Total Long-Term Investments
(cost $125,891) 124,464
Common Stocks - 47.5%
Consumer Discretionary - 4.8%
adidas AG 1,422 288
Aisin Corp. 14,000 455
Alibaba Group Holding, Ltd.(Æ) 48,760 621
Alibaba Group Holding, Ltd.
- ADR(Æ)
936 96
Amazon.com, Inc.(Æ) 6,111 817
Anta Sports Products, Ltd. 15,000 177
Aoyama Trading Co., Ltd. 6,700 61
Autoliv, Inc. 4,380 442
AutoZone, Inc.(Æ) 243 603
Best Buy Co., Inc. 809 67
Boyd Gaming Corp. 2,883 197
China Tourism Group Duty Free Corp.,
Ltd. Class A
3,108 55
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ)
4,700 75
Cie Financiere Richemont SA Class A 4,267 688
Comcast Corp. Class A 4,242 192
Costco Wholesale Corp. 247 138
Davide Campari-Milano NV 22,109 298
Diageo PLC 9,841 429
Dollar General Corp. 233 39
DR Horton, Inc. 1,303 165
Ferrari NV 255 82
Galaxy Entertainment Group, Ltd.(Æ) 27,000 196
Games Workshop Group PLC 789 118
Garmin, Ltd. 533 56
Geely Automobile Holdings, Ltd. 126,486 183
General Motors Co. 1,476 57
Genuine Parts Co. 313 49
Gildan Activewear, Inc. Class A 5,895 183
Grand Canyon Education, Inc.(Æ) 552 60
Home Depot, Inc. (The) 577 193
Honda Motor Co., Ltd. 15,400 492
Hyundai Department Store Co., Ltd. 3,503 152
Industria de Diseno Textil SA 3,150 120
InterContinental Hotels Group PLC 3,921 290
JD.com, Inc. - ADR 2,679 111
Komeri Co., Ltd. 5,000 105
K's Holdings Corp. 8,600 79
Kuaishou Technology(Æ)(Þ) 36,400 315
La Francaise des Jeux SAEM(Þ) 1,706 65
Lennar Corp. Class A 637 81
Leonardo DRS, Inc.(Æ) 20,425 341
Li Auto, Inc. Class A(Æ) 9,500 203
Liberty SiriusXM Group Class C(Æ) 1,569 50
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lojas Renner SA(Æ) 23,326 92
LVMH Moet Hennessy Louis Vuitton
SE - ADR
913 852
Makita Corp. 12,600 390
McDonald's Corp. 257 75
MercadoLibre, Inc.(Æ) 79 98
Michelin (CGDE) 14,786 483
Midea Group Co., Ltd. Class A 5,100 42
Moncler SpA 4,356 315
Murata Manufacturing Co., Ltd. 2,600 154
Next PLC 6,945 629
Nidec Corp. 5,500 326
Nike, Inc. Class B 1,951 215
NVR, Inc.(Æ) 10 63
Omnicom Group, Inc. 803 68
O'Reilly Automotive, Inc.(Æ) 103 95
Oriental Holdings BHD 21,374 30
PDD Holdings, Inc. - ADR(Æ) 2,336 210
Pernod Ricard SA 889 196
Puma SE 3,796 256
Ryohin Keikaku Co., Ltd. 11,700 153
Sands China, Ltd.(Æ) 186,951 715
Santos Brasil Participacoes SA 38,900 79
SEB SA 603 68
Service Corp. International 819 55
Subaru Corp. 4,100 78
Sumitomo Electric Industries, Ltd. 14,200 182
Teleperformance - GDR 349 50
Tencent Holdings, Ltd. 17,032 782
Tencent Holdings, Ltd. - ADR(Ñ) 5,035 231
TJX Cos., Inc. (The) 4,347 376
Toyoda Gosei Co., Ltd. 8,000 171
Toyota Industries Corp. 3,500 253
United Arrows, Ltd. 3,800 64
Universal Music Group NV 7,928 205
Walmart, Inc. 684 109
Walt Disney Co. (The)(Æ) 683 61
Weichai Power Co., Ltd. Class H 54,000 80
Wolters Kluwer NV 514 65
Xebio Holdings Co., Ltd. 6,100 49
Yamada Holdings Co., Ltd. 38,400 116
Yum China Holdings, Inc. 5,014 306
18,321
Consumer Staples - 1.7%
Adecoagro SA 39,364 437
Altria Group, Inc. 1,219 55
Archer-Daniels-Midland Co. 1,293 110
Astarta Holding PLC 9,426 77
Barry Callebaut AG 27 51
British American Tobacco PLC 1,923 65
Campbell Soup Co. 1,362 62
Carrefour SA 1,539 31
Casey's General Stores, Inc. 231 58
Chocoladefabriken Lindt & Spruengli
AG
6 73
Clorox Co. (The) 379 58
Coca-Cola Co. (The) 1,966 122
Colgate-Palmolive Co. 723 55

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Conagra Brands, Inc. 1,946 64
CVS Health Corp. 1,596 119
Dino Polska SA(Æ)(Þ) 2,267 253
First Pacific Co., Ltd. 184,000 67
First Resources, Ltd. 92,100 105
Flowers Foods, Inc. 2,240 55
General Mills, Inc. 887 66
Golden Agri-Resources, Ltd. 1,537,220 289
GS Holdings Corp. 1,761 52
Haleon PLC 64,596 280
Heineken NV 2,104 206
Henkel AG & Co. KGaA 1,228 86
Imperial Tobacco Group PLC 2,284 54
JM Smucker Co. (The) 487 73
Kao Corp. 11,200 426
Kato Sangyo Co., Ltd. 1,800 49
Kellogg Co. 767 51
Kimberly-Clark Corp. 710 92
Kirin Holdings Co., Ltd. 28,200 417
Koninklijke Ahold Delhaize NV 1,909 66
Kraft Heinz Co. (The) 1,490 54
Kroger Co. (The) 1,280 62
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
L'Oreal SA 164 76
Mondelez International, Inc. Class A 1,094 81
Morinaga Milk Industry Co., Ltd. 4,574 154
PepsiCo, Inc. 2,274 426
Philip Morris International, Inc. 991 99
Procter & Gamble Co. (The) 1,573 246
Royal Unibrew A/S 2,669 231
Shiseido Co., Ltd. 2,700 119
Tsingtao Brewery Co., Ltd. Class H 28,000 251
Tyson Foods, Inc. Class A 807 45
Unilever PLC 2,454 132
Walgreens Boots Alliance, Inc. 2,889 87
WH Group, Ltd.(Þ) 168,528 91
Yifeng Pharmacy Chain Co., Ltd.
Class A
16,380 87
6,365
Energy - 1.3%
Cenovus Energy, Inc. 17,838 339
Chevron Corp. 892 146
China Shenhua Energy Co., Ltd. Class
H
20,500 61
Denison Mines Corp.(Æ) 24,836 32
Doosan Fuel Cell Co., Ltd.(Æ) 1,413 30
Exxon Mobil Corp. 1,773 190
Fission Uranium Corp.(Æ) 122,461 59
Gazprom PJSC(Š) 376,946 —
Green Plains, Inc.(Æ) 10,747 382
Japan Petroleum Exploration Co., Ltd. 2,300 79
Kinder Morgan, Inc. 16,139 286
NAC Kazatomprom JSC - GDR(Þ) 11,355 307
ONEOK, Inc. 771 52
OX2 Group AB(Æ) 15,444 97
Petroleo Brasileiro SA - ADR 16,203 238
Range Resources Corp. 9,326 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reliance Industries, Ltd. - GDR(Þ) 4,719 295
Saudi Arabian Oil Co.(Þ) 40,268 348
Schlumberger NV 5,055 295
Schneider Electric SE 392 70
Shell PLC 2,703 82
Sinopec Engineering Group Co., Ltd.
Class H
47,000 21
SM Energy Co. 6,503 236
Southwestern Energy Co.(Æ) 61,455 398
Targa Resources Corp. 4,129 339
TotalEnergies SE 1,621 98
Tullow Oil PLC(Æ) 92,600 41
YPF SA - ADR(Æ) 4,109 61
4,875
Financial Services - 16.1%
ABN AMRO Bank NV(Þ) 11,710 199
Advance Residence Investment Corp.
(ö)
142 346
Aedifica SA(ö) 2,327 160
Aflac, Inc. 1,382 100
AIA Group, Ltd. 63,400 634
Air Lease Corp. Class A 13,278 562
Akbank TAS 61,793 64
Al Rajhi Bank 3,762 75
Aldar Properties PJSC 40,830 57
Allianz SE 346 83
Allstate Corp. (The) 553 62
Alpha Services and Holdings SA(Æ) 114,858 206
Amadeus IT Group SA Class A 1,925 138
American Express Co. 361 61
American Tower Corp.(ö) 570 108
Americold Realty Trust, Inc.(ö) 25,300 820
Apartment Income REIT Corp.(ö) 3,929 136
Arch Capital Group, Ltd.(Æ) 1,227 95
Argan SA(ö) 1,020 77
Assicurazioni Generali SpA 3,355 71
Assurant, Inc. 341 46
AvalonBay Communities, Inc.(ö) 258 49
Axis Capital Holdings, Ltd. 7,008 386
B3 SA - Brasil Bolsa Balcao 11,800 37
Baloise Holding AG 320 49
Banco Bradesco SA - ADR 58,355 206
Bank Central Asia Tbk PT 507,882 307
Bank Mandiri Persero Tbk PT 1,298,292 493
Bank of America Corp. 8,399 269
Bank of Hawaii Corp. 849 48
Bank of Ireland Group PLC 30,119 318
Bank of New York Mellon Corp. (The) 1,266 57
Bank Rakyat Indonesia Persero Tbk PT 682,913 256
BDO Unibank, Inc. 84,806 224
Berkshire Hathaway, Inc. Class B(Æ) 1,034 364
BlackRock, Inc. Class A 94 69
BNP Paribas SA 2,673 176
Boardwalk Real Estate Investment
Trust(ö)
8,386 417
British Land Co. PLC (The)(ö) 20,764 90
Camden Property Trust(ö) 6,599 720
CapitaLand Ascendas REIT(ö) 63,200 134

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Capitaland Investment, Ltd. 167,500 429
CapitaLand Mall Trust Class A(Æ)(ö) 130,400 200
Castellum AB 4,552 52
Catena AB 4,930 189
CBRE Group, Inc. Class A(Æ) 1,098 91
Charles Schwab Corp. (The) 4,118 272
Charter Hall Group - ADR(ö) 38,127 294
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China Construction Bank Corp. Class
H
226,500 132
China Resources Land, Ltd. 6,000 28
Chubb, Ltd. 523 107
CITIC Securities Co., Ltd. Class H 34,890 75
Citigroup, Inc. 3,566 170
CK Asset Holdings, Ltd. 49,476 286
Clarivate PLC(Æ) 33,446 318
CME Group, Inc. Class A 3,527 702
Cofinimmo SA(ö) 1,653 129
Comforia Residential REIT, Inc.(ö) 30 72
Commerce Bancshares, Inc. 991 53
Country Garden Services Holdings
Co., Ltd.
151,000 171
Cousins Properties, Inc.(ö) 13,595 332
Covivio(ö) 2,029 98
Credicorp, Ltd. 543 85
Credit Saison Co., Ltd. 16,300 260
Crown Castle, Inc.(ö) 347 38
Dai-ichi Life Holdings, Inc. 8,900 182
Derwent London PLC(ö) 2,602 71
Dexus(ö) 56,697 314
Digital Realty Trust, Inc.(ö) 14,249 1,776
DNB Bank ASA 3,066 63
Equinix, Inc.(ö) 1,733 1,404
Equities AB 8,607 205
Equity Commonwealth(ö) 32,080 628
Equity Residential(ö) 708 47
Essex Property Trust, Inc.(ö) 1,891 461
Etalon Group PLC - GDR(Æ)(Š)(Þ) 267,238 —
Eurobank Ergasias SA(Æ) 59,794 104
Eurocommercial Properties NV(ö) 4,179 106
Extra Space Storage, Inc.(ö) 2,866 400
EZCORP, Inc. Class A(Æ) 49,095 445
Federal Agricultural Mortgage Corp.
Class C
1,787 287
Fidelis Insurance Holdings, Ltd.(Æ) 19,850 276
Fidelity National Financial, Inc. 1,384 54
First American Financial Corp. 1,004 64
Frasers Centrepoint Trust(Æ)(ö) 68,900 112
Frasers Logistics & Commercial
Trust(Æ)(ö)(Þ)
208,500 191
Getty Realty Corp.(ö) 11,125 360
Globe Life, Inc. 641 72
Goldman Sachs Group, Inc. (The) 215 76
Goodman Group(ö) 19,126 265
Grupo Financiero Banorte SAB de CV
Class O
12,298 117
Hachijuni Bank, Ltd. (The) 33,900 174
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
8,089 116
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hana Financial Group, Inc. 2,269 70
Hang Lung Properties, Ltd. - ADR 71,000 110
Hankook Technology Group Co., Ltd. 7,856 71
Hannover Rueck SE 289 62
Hanover Insurance Group, Inc. (The) 516 59
Hartford Financial Services Group, Inc. 1,030 74
HDFC Bank, Ltd. - ADR 10,109 690
Healthcare Realty Trust, Inc.(ö) 34,145 667
Highwoods Properties, Inc.(ö) 9,011 228
Hirogin Holdings, Inc. 20,700 128
Hokuhoku Financial Group, Inc. 8,700 78
Host Hotels & Resorts, Inc.(ö) 14,839 273
HSBC Holdings PLC 25,532 212
ICICI Bank, Ltd. - ADR 26,011 639
Industrial & Commercial Bank of
China, Ltd. Class H
256,000 125
Ingenia Communities Group(ö) 86,534 238
Intercontinental Exchange, Inc. 539 62
Invincible Investment Corp.(ö) 630 261
Invitation Homes, Inc.(ö) 51,947 1,844
Itau Unibanco Holding SA - ADR(Æ) 14,022 84
Japan Hotel REIT Investment Corp.(ö) 85 42
Japan Retail Fund Investment Corp.(ö) 497 341
Jones Lang LaSalle, Inc.(Æ) 2,908 484
JPMorgan Chase & Co. 1,738 275
Kasikornbank PCL 23,000 85
KB Financial Group, Inc. 2,324 93
Kemper Corp. 17,492 892
Kenedix Office Investment Corp. Class
A(ö)
171 407
Kimco Realty Corp.(ö) 37,942 769
Klepierre SA - GDR(ö) 18,651 496
Korean Reinsurance Co. 7,866 43
Lamar Advertising Co. Class A(ö) 567 56
Land Securities Group PLC(ö) 52,189 433
LEG Immobilien SE(Æ) 4,644 329
Link Real Estate Investment Trust(ö) 76,330 428
LiveRamp Holdings, Inc.(Æ) 14,134 403
London Stock Exchange Group PLC 3,691 400
Longfor Group Holdings, Ltd.(Þ) 70,500 188
LSR Group PJSC(Š) 25,878 —
LX Holdings Corp. 1,079 7
LXI REIT PLC(ö)(Þ) 82,907 101
M&T Bank Corp. 401 56
Marsh & McLennan Cos., Inc. 1,169 220
MasterCard, Inc. Class A 2,548 1,005
Medical Properties Trust, Inc.(ö) 23,822 240
Mid-America Apartment Communities,
Inc.(ö)
6,424 961
Mitsubishi Estate Co., Ltd. 66,000 809
Mitsubishi UFJ Financial Group, Inc. 34,500 278
Mitsui Fudosan Co., Ltd. 28,525 586
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö)
87 310
Morgan Stanley 781 71
Moscow Exchange MICEX-RTS
PJSC(Š)
181,547 —
National Storage REIT(ö) 34,289 54
NatWest Group PLC 87,619 275
Nippon Prologis REIT, Inc.(Æ)(ö) 205 419

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nishi-Nippon Financial Holdings, Inc. 15,600 166
NMI Holdings, Inc. Class A(Æ) 14,045 375
NN Group NV 1,311 50
Nomura Real Estate Holdings, Inc. 11,000 273
Nordea Bank Abp 5,447 62
North Pacific Bank, Ltd. 46,400 101
Northern Trust Corp. 612 49
Pandox AB 8,364 98
Parkway Life Real Estate Investment
Trust(Æ)(ö)
92,900 271
Perella Weinberg Partners 37,476 370
Ping An Insurance Group Co. of China,
Ltd. Class H
43,561 317
PNC Financial Services Group, Inc.
(The)
372 51
Popular, Inc. 4,505 327
Poste Italiane SpA(Þ) 5,882 67
Principal Financial Group, Inc. 1,034 83
Progressive Corp. (The) 624 79
Prologis, Inc.(ö) 22,388 2,793
Public Storage(ö) 3,785 1,066
Raymond James Financial, Inc. 495 54
Realty Income Corp.(ö) 35,401 2,158
RELX PLC 2,072 70
Resona Holdings, Inc. 41,900 228
Ringkjoebing Landbobank A/S 500 71
Safestore Holdings PLC(ö) 37,637 429
Sampo OYJ Class A 1,357 60
Saudi National Bank (The) 8,192 84
SBA Communications Corp.(ö) 1,782 390
Sberbank of Russia PJSC(Š) 169,110 —
Segro PLC(ö) 43,765 429
Simon Property Group, Inc.(ö) 13,408 1,671
Sirius Real Estate, Ltd. 108,303 115
Skandinaviska Enskilda Banken AB
Class A
4,903 59
SM Prime Holdings, Inc. 291,000 177
Spirit Realty Capital, Inc.(ö) 9,841 397
Sprott, Inc. 1,384 46
Stockland(ö) 146,807 417
Sumitomo Mitsui Financial Group, Inc. 10,600 500
Sumitomo Mitsui Trust Holdings, Inc. 9,800 381
Sun Communities, Inc.(ö) 7,462 972
Sun Hung Kai Properties, Ltd. 39,500 495
Svenska Handelsbanken AB Class A 5,686 50
Swedbank AB Class A 3,428 63
Swiss Life Holding AG 105 67
Swiss Prime Site AG Class A 642 62
Swiss Re AG 2,470 257
T Rowe Price Group, Inc. 469 58
TAG Immobilien AG(Æ) 31,140 350
Travelers Cos., Inc. (The) 418 72
Truist Financial Corp. 1,205 40
Turkiye Garanti Bankasi AS 39,211 64
UBS Group AG 2,966 66
UDR, Inc.(ö) 15,711 642
Unibail-Rodamco-Westfield(Æ)(ö) 5,385 305
UNITE Group PLC (The)(ö) 12,462 156
United Urban Investment Corp.(ö) 195 211
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Bancorp 1,494 59
VICI Properties, Inc.(ö) 3,111 98
Visa, Inc. Class A 900 214
Vonovia SE 1,775 41
VTB Bank PJSC(Æ)(Š) 716,250,000 —
W.R. Berkley Corp. 937 58
Warehouses De Pauw CVA(ö) 6,283 186
Welltower, Inc.(ö) 22,911 1,882
Weyerhaeuser Co.(ö) 2,291 78
Wharf Real Estate Investment Co., Ltd. 68,000 364
Willis Towers Watson PLC 231 49
WP Carey, Inc.(ö) 699 47
Yellow Cake PLC(Æ)(Þ) 26,036 144
Yoma Strategic Holdings, Ltd.(Æ) 417,882 31
Yuanta Financial Holding Co., Ltd. 270,000 210
ZhongAn Online P&C Insurance Co.,
Ltd. Class H(Æ)(Þ)
56,800 185
Zurich Insurance Group AG 150 72
61,235
Health Care - 3.7%
Abbott Laboratories 1,020 114
AbbVie, Inc. 1,189 178
Alcon, Inc. 1,978 168
AmerisourceBergen Corp. Class A 339 63
Amgen, Inc. 321 75
AstraZeneca PLC 3,768 541
Bangkok Dusit Medical Services PCL 238,900 201
Becton, Dickinson and Co. 1,945 542
Biogen, Inc.(Æ) 196 53
Boston Scientific Corp.(Æ) 1,205 62
Bristol-Myers Squibb Co. 1,318 82
Centene Corp.(Æ) 1,093 74
ChemoMetec A/S(Æ) 1,030 69
Cigna Group (The) 539 159
ConvaTec Group PLC(Þ) 74,240 199
Cooper Cos., Inc. (The) 468 183
Danaher Corp. 1,401 357
Elevance Health, Inc. 195 92
Eli Lilly & Co. 510 232
Encompass Health Corp. 1,002 66
Enovis Corp. Class W(Æ) 11,752 751
EssilorLuxottica SA 296 59
Eurofins Scientific SE 2,084 143
Fortrea Holdings, Inc.(Æ) 258 8
Gilead Sciences, Inc. 1,360 104
GSK Finance No. 3 PLC 4,314 77
H.U. Group Holdings, Inc. 2,500 49
Halozyme Therapeutics, Inc.(Æ) 5,501 236
HCA Healthcare, Inc. 234 64
Henry Schein, Inc.(Æ) 743 59
Innoviva, Inc.(Æ) 30,986 420
iRay Technology Co., Ltd. Class A 6,739 237
Japan Lifeline Co., Ltd. 13,400 94
Johnson & Johnson 3,662 613
Kyorin Pharmaceutical Co., Ltd. 16,500 206
Laboratory Corp. of America Holdings 258 55
Lonza Group AG 445 258

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
McKesson Corp. 150 60
Medipal Holdings Corp. 3,400 58
Medtronic PLC 5,022 441
Merck & Co., Inc. 1,738 185
Merck KGaA 795 140
Nippon Shinyaku Co., Ltd. 1,700 69
Novartis AG 1,553 163
Novo Nordisk A/S Class B 6,428 1,037
Pacira BioSciences, Inc.(Æ) 5,372 195
Pennant Group, Inc. (The)(Æ) 21,296 244
Pfizer, Inc. 3,910 141
Qiagen NV(Æ) 1,719 81
Quest Diagnostics, Inc. 381 51
Recordati SpA 1,286 66
Regeneron Pharmaceuticals, Inc.(Æ) 77 57
Roche Holding AG 879 277
Samsung Biologics Co., Ltd.(Æ)(Þ) 320 192
Sanofi - ADR 1,461 156
Sawai Group Holdings Co., Ltd. 4,200 105
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
3,700 154
Siemens Healthineers AG(Þ) 5,087 296
Straumann Holding AG 1,585 262
Stryker Corp. 227 64
Suzuken Co., Ltd. 8,100 236
Syneos Health, Inc. Class A(Æ) 8,291 352
Thermo Fisher Scientific, Inc. 183 100
Toho Holdings Co., Ltd. 6,000 117
UCB SA 745 66
United Therapeutics Corp.(Æ) 203 49
UnitedHealth Group, Inc. 1,437 728
Universal Health Services, Inc. Class B 408 57
Universal Vision Biotechnology Co.,
Ltd.
15,000 187
Vertex Pharmaceuticals, Inc.(Æ) 181 64
West Pharmaceutical Services, Inc. 372 137
WuXi AppTec Co., Ltd. Class H(Þ) 9,400 89
Zoetis, Inc. Class A 1,759 331
13,950
Materials and Processing - 4.3%
Air Liquide SA Class A 583 105
Air Products & Chemicals, Inc. 177 54
Aluminum Corp. of China, Ltd. Class A 91,400 81
Aluminum Corp. of China, Ltd. Class
H
190,000 94
Amcor PLC 5,431 56
Anglo American PLC 11,437 351
AngloGold Ashanti, Ltd. - ADR 9,794 217
Anhui Conch Cement Co., Ltd. Class H 37,500 113
AptarGroup, Inc. 526 64
ArcelorMittal SA 12,741 369
Aris Mining Corp. 19,970 50
Artemis Gold, Inc.(Æ) 30,932 122
Atlas Arteria, Ltd. 60,728 257
Axalta Coating Systems, Ltd.(Æ) 9,929 318
Babcock International Group PLC(Æ) 67,018 322
Ball Corp. 779 46
Barrick Gold Corp. 9,519 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bear Creek Mining Corp.(Æ) 25,338 11
Brenntag SE 757 59
Cameco Corp. Class A 2,779 98
Carrier Global Corp. 4,619 275
Celanese Corp. Class A 393 49
Cemex SAB de CV - ADR(Æ) 9,684 74
Chr Hansen Holding A/S 813 61
Constellium SE(Æ) 8,297 158
Copart, Inc.(Æ) 1,041 92
Daqo New Energy Corp. - ADR(Æ) 1,991 78
Dundee Corp. Class A(Æ) 14,243 14
DuPont de Nemours, Inc. 933 72
Ecovyst, Inc.(Æ) 38,862 478
EMS-Chemie Holding AG 82 68
Equinox Gold Corp.(Æ)(Ñ) 47,254 248
ERO Copper Corp.(Æ) 12,982 312
First Quantum Minerals, Ltd. 13,120 389
Freeport-McMoRan, Inc. 4,869 217
Fresnillo PLC 7,630 61
Gabriel Resources, Ltd.(Æ) 271,624 74
Ganfeng Lithium Group Co., Ltd. Class
H(Þ)
12,760 82
Geberit AG 485 275
Givaudan SA 24 81
Gold Fields, Ltd. - ADR 21,036 325
Graphic Packaging Holding Co. 3,032 73
Harmony Gold Mining Co., Ltd. - ADR 62,643 269
IAMGOLD Corp.(Æ) 49,675 135
Impala Platinum Holdings, Ltd. 39,956 289
International Paper Co. 1,395 50
International Tower Hill Mines, Ltd.
(Æ)
41,509 17
Ivanhoe Electric, Inc.(Æ) 3,309 54
Ivanhoe Mines, Ltd. Class A(Æ) 39,698 421
JFE Holdings, Inc. 7,400 120
Johnson Controls International PLC 864 60
K+S AG 5,360 102
Kuraray Co., Ltd. 13,300 134
LG Chem, Ltd. 135 69
Linde PLC 876 342
Lintec Corp. 5,900 97
Lizhong Sitong Light Alloys Group
Co., Ltd.(Æ)
16,200 60
LKQ Corp. 1,053 58
Lotte Chemical Corp. 370 44
LyondellBasell Industries NV Class A 808 80
MHP SE - GDR(Æ)(Þ) 29,675 106
Muyuan Foods Co., Ltd. Class A 11,600 72
Newcrest Mining, Ltd. 33,702 606
NexGen Energy, Ltd.(Æ) 30,775 151
Nine Dragons Paper Holdings, Ltd. 99,000 65
Ningbo Orient Wires & Cables Co.,
Ltd. Class A
5,100 33
Nippon Shokubai Co., Ltd. 1,000 38
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
100,371 29
NOVAGOLD Resources, Inc.(Æ) 22,941 103
Novozymes A/S Class B 9,771 489
Oji Holdings Corp. 11,600 46
Pack Corp. (The) 2,300 54

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Packaging Corp. of America 804 123
Pan American Silver Corp. 8,295 140
Perpetua Resources Corp.(Æ)(Ñ) 12,446 47
Polyus PJSC(Æ)(Þ) 5,777 —
PPG Industries, Inc. 501 72
Reliance Steel & Aluminum Co. 376 110
Rengo Co., Ltd. 5,000 32
Rio Tinto PLC 1,215 80
Royal Gold, Inc. 2,336 281
Sandstorm Gold, Ltd. 3,518 20
Saudi Basic Industries Corp. 953 22
Seabridge Gold, Inc.(Æ) 14,200 181
Sealed Air Corp. 980 45
Sherwin-Williams Co. (The) 1,191 329
Shin-Etsu Chemical Co., Ltd. 7,000 231
Siemens AG 494 84
SmartRent, Inc.(Æ) 46,974 187
Sociedad Quimica y Minera de Chile
SA - ADR
1,082 80
Symrise AG 557 61
Taiheiyo Cement Corp. 6,200 129
Ternium SA - ADR 2,033 91
Toagosei Co., Ltd. 7,700 73
Toray Industries, Inc. 61,100 342
Toyo Ink SC Holdings Co., Ltd. 1,400 22
Trane Technologies PLC 324 65
Tronox Holdings PLC Class A 66,549 884
Trusco Nakayama Corp. 6,900 106
Univar Solutions, Inc. - ADR(Æ) 14,905 539
UPM-Kymmene OYJ 1,866 62
Vale SA Class B - ADR 22,075 323
Valvoline, Inc. 1,880 71
Western Copper & Gold Corp.(Æ) 9,487 15
Westrock Co. 1,281 43
Wheaton Precious Metals Corp. 7,817 350
Yara International ASA 1,319 54
Zijin Mining Group Co., Ltd. Class H 132,000 227
16,222
Producer Durables - 6.4%
3M Co. 975 109
Aalberts Industries NV 2,771 125
Adyen NV(Æ)(Þ) 93 173
Aena SME SA(Þ) 3,092 495
Aeroports de Paris 670 93
Airbus Group SE 2,280 336
Airports of Thailand PCL 85,800 179
Airtac International Group 8,000 238
Allfunds Group PLC 18,429 120
Amphenol Corp. Class A 707 62
Arcosa, Inc. 9,347 721
Auckland International Airport, Ltd.
(Æ)
30,011 157
Automatic Data Processing, Inc. 214 53
Avery Dennison Corp. 362 67
BAE Systems PLC 5,513 66
Booz Allen Hamilton Holding Corp.
Class A
540 65
Bouygues SA - ADR 1,787 64
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CAE, Inc.(Æ) 6,658 152
Canadian National Railway Co. 1,189 144
Caterpillar, Inc. 310 82
Cellnex Telecom SA(Þ) 4,246 174
CH Robinson Worldwide, Inc. 706 71
Charoen Pokphand Foods PCL 172,900 103
China Communications Services Corp.,
Ltd. Class H
200,000 95
Cintas Corp. 174 87
CK Hutchison Holdings, Ltd. Class B 23,000 142
Cleanaway Waste Management, Ltd. 24,190 45
Contemporary Amperex Technology
Co., Ltd. Class A
3,600 120
CSX Corp. 13,710 457
Cummins, Inc. 396 103
Danone SA 7,288 445
DL E&C Co., Ltd. 1,955 47
Dover Corp. 404 59
Eaton Corp. PLC 57 12
Eiffage SA 595 62
Emerson Electric Co. 590 54
Epiroc AB Class A 8,971 178
Equifax, Inc. 1,141 233
Evergreen Marine Corp. Taiwan, Ltd. 13,000 43
EXEO Group, Inc. 7,400 154
Expeditors International of Washington,
Inc.
502 64
Experian PLC 1,819 70
FedEx Corp. 271 73
Flughafen Zurich AG 393 83
Fortive Corp. 847 66
Fukuda Corp. 1,000 35
General Dynamics Corp. 316 71
Getlink SE 8,057 142
Graco, Inc. 3,459 274
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
20,921 236
Grupo Aeroportuario del Sureste SAB
de CV Class B
12,641 358
Guangshen Railway Co., Ltd. Class
H(Æ)
312,000 82
Hi Sun Technology China, Ltd.(Æ) 333,000 26
Hillman Solutions Corp.(Æ) 25,238 248
Honeywell International, Inc. 474 92
Huntington Ingalls Industries, Inc. 241 55
ICF International, Inc. 2,102 247
Illinois Tool Works, Inc. 253 67
International Container Terminal
Services, Inc.
16,960 67
Intertek Group PLC 2,678 150
Janus International Group, Inc.(Æ) 11,648 133
JB Hunt Transport Services, Inc. 366 75
JGC Holdings Corp. 8,400 120
JTEKT Corp. 29,500 278
Kajima Corp. 4,500 71
Kamigumi Co., Ltd. 3,900 91
Kerry Group PLC Class A 1,433 142
Knight-Swift Transportation Holdings,
Inc.
3,717 226
Kone OYJ Class B 2,540 130
Koninklijke Vopak NV 3,539 133

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
L3Harris Technologies, Inc. 262 50
Landstar System, Inc. 426 87
Larsen & Toubro, Ltd. - GDR(Þ) 5,811 190
Localiza Rent a Car SA(Æ) 16,147 230
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 15
Manitowoc Co., Inc. (The)(Æ) 9,455 171
Mettler-Toledo International, Inc.(Æ) 168 211
Mitsubishi Corp. 1,300 67
Mitsui & Co., Ltd. 900 35
Moody's Corp. 1,931 681
Nestle SA 6,902 848
NH Foods, Ltd. 4,500 130
Norfolk Southern Corp. 413 97
Northrop Grumman Corp. 142 63
NSK, Ltd. 69,300 440
Obayashi Corp. 8,900 82
Orient Overseas International, Ltd. 4,171 70
OSG Corp. 9,000 120
Otis Worldwide Corp. 3,443 313
PACCAR Financial Corp. 1,069 92
Pacific Basin Shipping, Ltd. 373,000 121
Parker-Hannifin Corp. 191 78
Pyeong Hwa Automotive Co., Ltd. 2,491 21
Qube Holdings, Ltd. 98,185 194
Randstad NV 963 56
Real Alloy(Æ)(Š) 42 2,800
Regal Rexnord Corp. 453 71
Rumo SA 24,696 121
Ryanair Holdings PLC - ADR(Æ) 2,901 297
S&P Global, Inc. 867 342
Samsung Engineering Co., Ltd.(Æ) 12,815 372
Sandvik AB 11,463 232
Schindler Holding AG 740 174
Schneider National, Inc. Class B 2,870 88
Seiko Epson Corp. 8,900 146
Seino Holdings Co., Ltd. 10,000 157
Shanghai Electric Group Co., Ltd.
Class H(Æ)
258,000 63
Shanghai International Airport Co., Ltd.
Class A(Æ)
10,400 69
Sight Sciences, Inc.(Æ) 33,681 296
SkyWest, Inc.(Æ) 1,514 67
Snap-on, Inc. 282 77
Sohgo Security Services Co., Ltd. 14,500 89
Spirax-Sarco Engineering PLC 1,176 168
Stanley Electric Co., Ltd. 5,200 96
Sumitomo Heavy Industries, Ltd. 5,200 128
Suofeiya Home Collection Co., Ltd.
Class A
24,200 65
Tachi-S Co., Ltd. Class S 2,100 23
Techtronic Industries Co., Ltd. 17,000 192
Teledyne Technologies, Inc.(Æ) 136 52
Transurban Group - ADR(Æ) 27,459 265
TreeHouse Foods, Inc.(Æ) 17,568 907
Trelleborg AB Class B 10,148 270
Union Pacific Corp. 420 97
United Parcel Service, Inc. Class B 365 68
V2X, Inc.(Æ) 8,071 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vinci SA 1,345 158
Waste Management, Inc. 441 72
Weir Group PLC (The) 18,104 427
West Japan Railway Co. 5,400 222
Westinghouse Air Brake Technologies
Corp.
550 65
Worldline SA(Æ)(Þ) 7,136 283
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
14,231 66
WW Grainger, Inc. 95 70
Yamato Holdings Co., Ltd. 4,200 79
Zhejiang Expressway Co., Ltd. Class H 190,000 152
24,353
Technology - 6.4%
Accenture PLC Class A 968 306
Activision Blizzard, Inc. 813 75
Adobe, Inc.(Æ) 727 397
Alchip Technologies, Ltd. 3,000 190
Allegion PLC 1,297 152
Alphabet, Inc. Class A(Æ) 9,194 1,220
Alphabet, Inc. Class C(Æ) 5,580 743
Alps Alpine Co., Ltd. 11,000 97
Amdocs, Ltd. 788 74
Analog Devices, Inc. 459 92
Ansys, Inc.(Æ) 320 109
Apple, Inc. 8,873 1,743
Arrow Electronics, Inc.(Æ) 508 72
ASML Holding NV 534 382
Assa Abloy AB Class B 16,334 392
Autodesk, Inc.(Æ) 722 153
AutoStore Holdings, Ltd.(Æ)(Þ) 58,157 145
Avnet, Inc. 1,522 74
Baidu, Inc. Class A(Æ) 23,900 467
Baidu, Inc. - ADR(Æ) 1,691 264
BE Semiconductor Industries NV 2,286 273
Bechtle AG 5,076 223
Booking Holdings, Inc.(Æ) 71 211
CACI International, Inc. Class A(Æ) 240 84
Cars.com, Inc.(Æ) 11,548 263
CDW Corp. 299 56
Cisco Systems, Inc. 2,869 149
Cognizant Technology Solutions Corp.
Class A
1,379 91
Corning, Inc. 2,190 74
Cosel Co., Ltd. 4,400 38
Eizo Corp. 2,700 96
en Japan, Inc. 6,500 129
Fanuc Corp. 9,600 295
Fiserv, Inc.(Æ) 554 70
Fortnox AB 15,300 94
Global Unichip Corp. 2,000 104
Hewlett Packard Enterprise Co. 4,423 77
Hon Hai Precision Industry Co., Ltd. 72,000 249
HP, Inc. 3,035 100
Icom, Inc. 1,800 36
Infineon Technologies AG - ADR 10,104 444
Infosys, Ltd. - ADR 19,696 328
Intel Corp. 6,160 220

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Business Machines Corp. 468 67
Juniper Networks, Inc. 1,720 48
KBR, Inc. 2,883 177
Keyence Corp. 1,000 449
Leidos Holdings, Inc. 526 49
LG Corp. Class H 2,585 170
Mabuchi Motor Co., Ltd. 4,500 129
MediaTek, Inc. 8,000 176
Meta Platforms, Inc. Class A(Æ) 725 231
Micron Technology, Inc. 1,009 72
Microsoft Corp. 8,048 2,703
Motorola Solutions, Inc. 287 82
MSCI, Inc. Class A 568 311
NetScout Systems, Inc.(Æ) 6,492 181
ON24, Inc. 11,095 98
Ooma, Inc.(Æ) 18,080 271
Oracle Corp. 3,835 450
Parade Technologies, Ltd. 7,000 206
Qorvo, Inc.(Æ) 777 86
Roper Technologies, Inc. 133 66
Sage Group PLC (The) 32,258 388
Samsung Electronics Co., Ltd. 10,236 561
Samsung SDI Co., Ltd. 106 55
SAP SE - ADR 2,506 343
Signify NV(Þ) 11,154 351
SK Hynix, Inc. 11,073 1,073
Skyworks Solutions, Inc. 702 80
Softcat PLC 9,387 181
SS&C Technologies Holdings, Inc. 1,076 63
Swisscom AG 178 114
Taiwan Semiconductor Manufacturing
Co., Ltd.
83,000 1,495
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
10,076 999
Texas Instruments, Inc. 434 78
Tokyo Electron, Ltd. 2,000 299
Trip.com Group, Ltd. - ADR(Æ) 10,250 421
Unimicron Technology Corp. 22,000 130
United Microelectronics Corp. 60,000 90
UT Group Co., Ltd.(Æ) 2,400 49
Vimeo, Inc.(Æ) 111,321 459
Will Semiconductor, Ltd. Class A 2,475 36
24,138
Utilities - 2.8%
Alliant Energy Corp. 2,227 120
American Water Works Co., Inc. 469 69
AT&T, Inc. 7,345 107
Atmos Energy Corp. 481 59
Avangrid, Inc. 1,379 51
CenterPoint Energy, Inc. 4,725 142
Centrais Eletricas Brasileiras SA 42,452 347
CGN Power Co., Ltd. Class H(Þ) 978,000 240
Cheniere Energy, Inc. 2,259 366
CMS Energy Corp. 896 55
Consolidated Edison, Inc. 627 59
Constellation Energy Corp. 710 69
Deutsche Telekom AG 3,269 71
Dominion Energy, Inc. 3,847 206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DT Midstream, Inc. 608 33
DTE Energy Co. 1,920 219
Duke Energy Corp. 1,123 105
E.ON SE 5,389 68
Edison International 898 65
Enagas SA 2,902 51
Enbridge, Inc. 6,171 227
Endesa SA - ADR 2,843 61
Enel SpA 46,335 320
Energias de Portugal SA 14,660 68
ENN Energy Holdings, Ltd. 10,896 131
Entergy Corp. 841 86
Essential Utilities, Inc. 1,710 72
Evergy, Inc. 1,013 61
Eversource Energy 671 49
Exelon Corp. 6,156 258
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
410,745,540 —
FirstEnergy Corp. 1,323 52
Fortum OYJ 22,514 304
Gibson Energy, Inc. 2,906 47
Guangdong Investment, Ltd. 40,000 35
Hess Midstream, LP Class A 1,356 42
Iberdrola SA 18,489 231
Inpex Corp. 4,900 64
Keyera Corp.(Ñ) 7,324 183
Koninklijke KPN NV 25,147 91
Korea Electric Power Corp. 11,190 169
Korea Electric Power Corp. - ADR 4,838 37
Kosmos Energy, Ltd.(Æ) 72,675 516
KT Corp. 3,431 79
KT Corp. - ADR(Ñ) 34,209 401
LG Uplus Corp. 58,549 460
MEG Energy Corp. Class A(Æ) 2,011 36
MTN Group, Ltd. 11,057 87
National Fuel Gas Co. 1,264 67
National Grid PLC 36,237 480
NextEra Energy, Inc. 7,723 566
NiSource, Inc. 1,042 29
Orsted A/S Class A(Þ) 560 49
Osaka Gas Co., Ltd. 2,800 44
PG&E Corp.(Æ) 9,008 159
PPL Corp. 6,948 191
Public Service Enterprise Group, Inc. 2,263 143
Redeia Corp. SA 3,156 53
RusHydro PJSC(Š) 121,714,026 —
RWE AG 2,245 97
Scottish & Southern Energy PLC 2,718 59
Sempra Energy 2,177 324
Severn Trent PLC Class H 1,724 57
Snam Rete Gas SpA 13,335 70
Southern Co. (The) 855 62
TC Energy Corp. 8,354 299
Telenor ASA 6,183 66
Terna Rete Elettrica Nazionale SpA 7,583 64
T-Mobile USA, Inc.(Æ) 1,250 172
Tokyo Gas Co., Ltd. 10,400 236
UGI Corp. 1,467 40

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Utilities Group PLC 4,633 59
Veolia Environnement SA 7,921 258
Verizon Communications, Inc. 4,783 163
WEC Energy Group, Inc. 629 57
10,533
Total Common Stocks
(cost $164,254) 179,992
Preferred Stocks - 1.7%
Consumer Discretionary - 0.1%
CHS, Inc.
7.500% due 01/21/25(¢) 3,022 79
Hyundai Motor Co.
7.308% (Ÿ) 1,690 144
7.402% (Ÿ) 528 44
267
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.
7.875% due 12/01/25(¢)(Þ) 2,500 230
Henkel AG & Co. KGaA
2.572% (Ÿ) 1,527 118
348
Energy - 0.1%
Energy Transfer, LP
10.364% due 09/21/23(¢) 3,982 100
7.600% due 05/15/24(¢) 7,407 183
Petroleo Brasileiro SA
11.989% (Ÿ) 29,948 197
TC Energy Corp.
3.351% due 11/30/25(¢) 3,485 42
522
Financial Services - 1.0%
AEGON Funding Co. LLC
5.100% due 12/15/49 3,173 67
Affiliated Managers Group, Inc.
5.875% due 03/30/59 1,500 35
4.750% due 09/30/60 3,600 67
4.200% due 09/30/61 1,900 32
Allstate Corp. (The)
7.375% due 07/15/28(¢) 4,321 116
American Financial Group, Inc.
5.125% due 12/15/59 807 17
5.625% due 06/01/60 1,435 33
American International Group, Inc.
5.850% due 03/15/24(¢) 230 6
Apollo Global Management, Inc.
6.375% due 09/21/23(¢) 1,967 47
Arch Capital Group, Ltd.
5.450% due 09/21/23(¢) 2,326 53
4.550% due 06/11/26(¢) 4,493 87
Athene Holding, Ltd.
6.375% due 06/30/25(¢) 3,628 86
4.875% due 12/30/25(¢) 6,339 106
7.750% due 12/30/27(¢) 4,357 108
Axis Capital Holdings, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 09/21/23(¢) 3,022 62
Bank of America Corp.
5.375% due 06/25/24(¢) 2,930 67
4.375% due 11/03/25(¢) 6,492 123
4.125% due 02/02/26(¢) 5,493 99
4.250% due 11/17/26(¢) 1,839 34
4.750% due 02/17/27(¢) 3,107 63
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 2,787 52
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 59
4.875% due 12/09/26(¢) 3,330 57
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 42
Brookfield Property Partners, LP
5.750% due 03/31/25(¢) 6,465 87
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 4,014 83
First Horizon Bank
6.393% due 09/21/23(¢)(Þ) 129 86
Itau Unibanco Holding SA
4.523% (Ÿ) 12,400 75
JPMorgan Chase & Co.
5.750% due 12/01/23(¢) 1,400 35
4.550% due 06/01/26(¢) 1,600 33
4.625% due 06/01/26(¢) 4,000 84
4.200% due 09/01/26(¢) 1,712 34
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 852 16
Lincoln National Corp.
9.000% due 12/01/27(¢) 3,696 101
MetLife, Inc.
5.625% due 09/21/23(¢) 1,904 46
4.750% due 03/15/25(¢) 2,738 58
Morgan Stanley
7.125% due 10/15/23(¢) 1,300 33
4.250% due 01/15/27(¢) 4,290 81
6.500% due 10/15/27(¢) 2,605 68
Oaktree Capital Group LLC
6.550% due 09/21/23(¢) 5,186 114
Prudential Financial, Inc.
5.950% due 09/01/62 1,269 32
Regions Financial Corp.
5.700% due 05/15/29(¢) 3,800 83
Reinsurance Group of America, Inc.
7.125% due 10/15/52 4,939 127
RenaissanceRe Holdings, Ltd.
5.750% due 09/21/23(¢) 1,439 33
4.200% due 07/15/26(¢) 3,718 67
US Bancorp
6.590% due 09/21/23(¢) 64 50
5.500% due 10/15/23(¢) 1,444 33
4.000% due 04/15/26(¢) 598 10
W.R. Berkley Corp.
5.700% due 03/30/58 2,751 65

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.100% due 12/30/59 1,565 34
4.125% due 03/30/61 3,723 67
Wells Fargo & Co.
5.625% due 12/15/23(¢) 519 12
4.750% due 03/15/25(¢) 8,831 169
4.700% due 12/15/25(¢) 7,284 136
4.375% due 03/15/26(¢) 6,359 114
4.250% due 09/15/26(¢) 3,686 64
3,648
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.421% (Ÿ) 1,447 73
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ) 7,800 42
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 2,936 80
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.671% (Ÿ) 3,642 164
Telephone & Data Systems, Inc.
6.000% due 09/30/26(¢) 4,930 69
233
Utilities - 0.3%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78 4,061 101
6.200% due 07/01/79 3,400 79
AT&T, Inc.
5.350% due 11/01/66 3,616 80
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 30
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 6,034 106
CMS Energy Corp.
5.875% due 10/15/78 1,928 46
5.875% due 03/07/79 2,000 49
Enbridge, Inc.
2.983% due 09/01/25(¢) 4,610 49
5.858% due 09/01/27(¢) 6,669 126
Integrys Holding, Inc.
6.000% due 08/01/73 543 14
Raizen Energia SA
6.761% (Ÿ) 99,700 88
SCE Trust V
5.450% due 03/15/26(¢) 5,893 133
SCE Trust VI
5.000% due 09/21/23(¢) 5,322 105
United States Cellular Corp.
6.250% due 09/01/69 3,568 58
5.500% due 03/01/70 1,861 27
5.500% due 06/01/70 2,497 36
1,127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $6,775) 6,340
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Morgan Stanley Dec 2023
4,000.00 Put (39) USD 15,600 (ÿ) 122
Total Options Purchased
(cost $841) 122
Short-Term Investments - 13.4%
8x8, Inc.
0.500% due 02/01/24 (Þ) 648 616
ADM Ag Holding, Ltd.
4.976% due 08/26/23 (Þ) 200 199
Apollo Commercial Real Estate
Finance, Inc.
5.375% due 10/15/23 347 345
China Government International Bond
Series REGS
0.400% due 10/21/23 (Þ) 647 640
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 (~)(Ê)(Þ) 25 12
Greenbrier Cos., Inc.
2.875% due 02/01/24 300 295
Greenlight Capital Re, Ltd.
4.000% due 08/01/23 (ç) 407 407
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 80 82
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 86 83
Kaman Corp.
3.250% due 05/01/24 1,032 992
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Ñ)(Þ) 517 487
MFA Financial, Inc.
6.250% due 06/15/24 1,251 1,235
New Mountain Finance Corp.
5.750% due 08/15/23 (ç) 58 58
NextEra Energy Partners, LP
7.313% due 06/15/24(ž) 1,330 1,250
Redwood Trust, Inc.
5.625% due 07/15/24 214 208
Splunk, Inc.
0.500% due 09/15/23 (Þ) 201 199
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê)(Þ) 492 220
Turning Point Brands, Inc.
2.500% due 07/15/24 532 506
U.S. Cash Management Fund(@) 41,763,595
(∞)
41,747
Viavi Solutions, Inc.
1.000% due 03/01/24 406 399
Western Digital Corp.
1.500% due 02/01/24 (Þ) 879 856

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $51,157) 50,836
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 3,622,869
(∞)
3,623
Total Other Securities
(cost $3,623) 3,623
Total Investments - 96.5%
(identified cost $352,541) 365,377
Other Assets and Liabilities,
Net - 3.5%
13,394
Net Assets - 100.0%
378,771

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 391
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
18.9%
8x8, Inc. 05/26/23 648,000 95.92 622
616
ABN AMRO Bank NV 03/23/23 EUR 11,710 15.92 186
199
Abu Dhabi Government International Bond 09/20/22 371,000 84.30 313
308
Abu Dhabi Government International Bond 11/02/22 200,000 67.41 135
146
Abu Dhabi Government International Bond 01/30/23 200,000 89.93 180
175
ADM Ag Holding, Ltd. 10/25/22 200,000 99.63 199
199
Adyen NV 09/23/22 EUR 93 1,463.16 136
173
Aena SME SA 11/09/15 EUR 3,092 127.04 393
495
Aeropuerto Internacional De Tocumen SA 03/22/22 862,000 81.82 705
698
African Export-Import Bank (The) 12/15/22 548,000 87.38 479
471
Aircastle, Ltd. 06/03/21 80,000 100.00 80
60
Allianz SE 01/09/23 200,000 85.52 171
169
Alteryx, Inc. 03/29/21 574,000 96.50 554
542
Angolan Government International Bond 09/20/22 388,000 80.78 313
340
Apollo Management Holdings, LP 12/10/19 122,000 100.40 122
102
Ares Management Corp. 06/24/21 130,000 100.15 130
97
AutoStore Holdings, Ltd. 10/25/21 NOK 58,157 3.02 175
145
AXA SA 03/30/23 100,000 103.98 104
108
Axian Telecom 03/08/23 581,000 93.02 540
533
Bahrain Government International Bond 05/02/23 657,000 100.57 661
681
Banco de Sabadell SA 01/04/23 EUR 200,000 106.03 212
219
Banco do Brasil SA 07/26/22 613,000 85.24 523
564
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 92.33 185
182
Bank of Ireland Group PLC 01/15/21 EUR 200,000 139.05 278
218
Banque Centrale de Tunisie SA 04/06/23 100,000 58.90 59
70
Bilibili, Inc. 07/24/23 545,000 90.00 491
490
BNP Paribas SA 08/13/18 300,000 104.63 314
296
BNP Paribas SA 08/08/22 400,000 100.00 400
398
BNP Paribas SA 11/21/22 200,000 103.25 207
210
BNP Paribas SA 05/12/23 200,000 69.75 140
153
Braskem Netherlands Finance BV 02/10/23 200,000 98.50 197
197
Cellnex Telecom SA 10/07/22 EUR 4,246 39.20 166
174
CGN Power Co., Ltd. 01/28/22 HKD 978,000 0.25 241
240
Chegg, Inc. 08/02/22 1,091,000 81.30 887
817
Chegg, Inc. 05/10/23 111,000 87.69 97
98
China Government International Bond 09/21/22 647,000 99.25 642
640
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 4,700 22.12 104
75
CNP Assurances 04/14/23 EUR 200,000 105.92 212
213
Coinbase Global, Inc. 03/21/23 1,778,000 71.76 1,276
1,361
Comision Federal de Electricidad 06/15/22 260,000 92.78 241
237
ConvaTec Group PLC 05/11/23 GBP 74,240 2.74 204
199
Corp Financiera de Desarrollo SA 02/16/23 200,000 87.60 175
174
Corp. Nacional del Cobre de Chile 03/22/22 871,000 80.37 700
597
Costa Rica Government International Bond 06/14/23 400,000 101.10 404
405
Credit Agricole SA 02/03/16 200,000 98.25 197
201
Credit Agricole SA 01/06/23 200,000 81.46 163
163
Credit Agricole SA 07/11/23 EUR 100,000 109.35 109
111
Credit Agricole SA 07/27/23 EUR 100,000 97.75 98
97
CSAIL Commercial Mortgage Trust 09/18/17 300,000 107.41 322
293
Dai-ichi Life Insurance Co., Ltd. (The) 06/29/22 200,000 94.13 188
190
Dairy Farmers of America, Inc 08/05/16 2,500 106.50 266
230
Deutsche Bank AG 11/07/22 EUR 200,000 100.32 201
224
DigitalOcean Holdings, Inc. 07/28/22 951,000 79.95 760
752
Dino Polska SA 01/15/21 PLN 2,267 68.49 155
253
Dominican Republic Government International Bond 09/20/22 196,000 86.42 169
184
Dominican Republic Government International Bond 01/31/23 320,000 99.89 320
323
Dominican Republic Government International Bond 03/20/23 300,000 99.43 298
303
DP World PLC 03/22/22 620,000 117.17 726
680
DraftKings, Inc. 05/22/23 115,000 75.91 87
88
Ecuador Government International Bond 09/20/22 579,712 44.42 257
199
Ecuador Government International Bond 09/22/22 167,911 56.01 94
80
Egypt Government International Bond 09/20/22 856,000 65.14 558
552
El Salvador Government International Bond 09/21/22 250,000 33.20 83
172
Electricite de France SA 06/08/23 200,000 100.00 200
210
Emirates NBD Bank PJSC 03/22/22 539,000 99.73 538
533
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
604
Empresa Nacional del Petroleo 03/22/22 921,000 83.45 769
702
Enel SpA 01/09/23 EUR 100,000 107.33 107
113

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Eskom Holdings SOC, Ltd. 03/22/22 739,000 102.03 754
705
Etalon Group PLC 04/11/16 267,238 — 455
—
Export-Import Bank of India 03/22/22 1,016,000 84.44 878
816
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
254
FEL Energy VI SARL 10/19/22 228,492 68.73 157
203
First Horizon Bank 12/07/22 129 808.04 104
86
Fiverr International, Ltd. 01/10/23 820,000 86.72 711
702
Franshion Brilliant, Ltd. 07/26/22 342,000 71.77 245
258
Franshion Brilliant, Ltd. 10/19/22 300,000 74.74 224
255
Frasers Logistics & Commercial Trust 10/15/21 SGD 208,500 1.07 223
191
GA Global Funding Trust 06/24/21 140,000 100.00 140
101
Galaxy Pipeline Assets Bidco, Ltd. 09/20/22 415,084 80.14 333
335
Ganfeng Lithium Group Co., Ltd. 04/29/22 HKD 12,760 7.94 101
82
Georgian Railway JSC 03/22/22 563,000 86.79 489
485
Ghana Government International Bond 01/13/16 25,000 99.90 25
12
Ghana Government International Bond 09/20/22 464,000 39.41 183
211
Ghana Government International Bond 12/06/22 200,000 33.64 67
90
Grupo Energia Bogota SA 03/22/22 709,000 101.49 720
649
Guatemala Government International Bond 10/19/22 234,000 90.25 211
223
Guatemala Government International Bond 06/06/23 294,000 100.00 294
301
Halyk Savings Bank of Kazakhstan JSC 01/21/22 8,089 10.41 84
116
Hartford Financial Services Group, Inc. 02/05/21 107,000 94.18 101
91
HSBC Capital Funding, LP 07/14/16 157,000 139.87 220
194
Huarong Finance 2017 Co., Ltd. 02/16/23 595,000 90.24 537
521
Huarong Finance 2019 Co., Ltd. 02/16/23 908,000 75.47 685
706
Hungary Government International Bond 12/09/22 265,000 63.20 167
170
Hungary Government International Bond 01/04/23 200,000 95.75 192
209
Hungary Government International Bond 07/25/23 235,000 101.95 240
239
ILFC E-Capital Trust I 04/28/21 210,000 82.76 174
147
Indonesia Asahan Aluminium Persero PT 03/09/23 200,000 87.80 176
180
ING Groep NV 10/13/22 200,000 68.96 138
161
ING Groep NV 02/07/23 200,000 100.00 200
187
Instituto Costarricense de Electricidad 03/22/22 762,000 78.96 602
644
Integra LifeSciences Holdings Corp. 05/24/23 121,000 90.46 109
113
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
192
Ionis Pharmaceuticals, Inc. 05/17/21 544,000 94.40 514
507
Ivory Coast Government International Bond 09/20/22 94,680 91.28 86
89
Jordan Government International Bond 09/20/22 220,000 81.55 179
196
Kazakhstan Government International Bond 01/26/16 140,000 98.90 138
140
Kazakhstan Government International Bond 09/20/22 355,000 84.18 299
323
KazMunayGas National Co. JSC 03/22/22 464,000 90.87 422
410
KazMunayGas National Co. JSC 03/22/22 200,000 92.94 186
186
Khazanah Capital, Ltd. 07/18/23 286,000 100.12 286
283
Khazanah Global Sukuk Bhd 07/19/23 233,000 100.00 233
231
Krung Thai Bank PCL 10/19/22 600,000 78.53 471
551
KSA Sukuk, Ltd. 05/15/23 858,000 99.13 851
834
Kuaishou Technology 06/10/22 HKD 36,400 9.80 357
315
La Francaise des Jeux SAEM 05/06/22 EUR 1,706 36.17 62
65
Lancashire Holdings, Ltd. 03/11/21 200,000 100.00 200
165
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
146
Larsen & Toubro, Ltd. 03/18/22 5,811 22.82 133
190
Lebanon Government International Bond 10/31/22 USD 1,159,000 6.55 76
83
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Liberty Latin America, Ltd. 11/16/22 517,000 93.87 485
487
Liberty Media Corp. 04/21/23 89,000 90.69 81
84
Longfor Group Holdings, Ltd. 04/21/23 HKD 70,500 2.58 182
188
Lumentum Holdings, Inc. 06/01/23 516,000 78.78 406
396
LXI REIT PLC 07/01/22 GBP 82,907 1.57 131
101
Lyft, Inc. 01/09/23 660,000 91.53 604
601
Mazoon Assets Co. 03/22/22 545,000 103.01 561
536
MDGH GMTN RSC, Ltd. 07/27/23 200,000 105.48 211
210
MetLife Capital Trust IV 11/27/18 300,000 110.86 333
314
MetLife, Inc. 07/14/16 225,000 139.15 313
260
Mexico City Airport Trust 03/22/22 213,000 87.98 187
186
MHP SE 04/12/16 29,675 6.08 180
106
Mongolia Government International Bond 06/13/23 200,000 82.68 165
171
Morocco Government International Bond 03/01/23 245,000 98.93 242
247
NAC Kazatomprom JSC 10/15/19 11,355 14.68 167
307

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 393
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
National Bank of Fujairah PJSC 04/18/23 437,000 97.80 427
426
Nigeria Government International Bond 09/20/22 295,000 69.23 204
244
Nigeria Government International Bond 02/16/23 400,000 82.90 332
375
NIO, Inc. 06/20/23 171,000 95.43 163
165
Nippon Life Insurance Co. 11/08/22 200,000 92.75 185
192
Nordea Bank Abp 09/15/20 200,000 113.66 227
193
NuVasive, Inc. 11/22/22 1,152,000 91.06 1,049
1,043
OCP, Inc. 03/22/22 755,000 90.06 680
633
Oil and Gas Holding Co. BSCC (The) 03/22/22 572,000 106.60 610
604
Oman Government International Bond 09/20/22 584,000 103.25 603
606
Oman Government International Bond 09/20/22 200,000 90.09 180
204
Ooredoo QPSC 03/22/22 579,000 95.77 555
500
OQ SAOC 03/22/22 418,000 99.56 416
400
Orsted A/S 05/08/23 DKK 560 92.14 52
49
Pakistan Government International Bond 09/20/22 369,000 51.40 190
181
Pakistan Water and Power Development Authority 03/22/22 1,998,000 69.45 1,388
888
Paraguay Government International Bond 09/20/22 283,000 77.91 220
227
Paraguay Government International Bond 06/28/23 200,000 99.99 200
200
Pertamina Persero PT 04/18/22 650,000 81.71 531
483
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 82.67 263
262
Petroleos del Peru SA 03/22/22 1,231,000 69.54 897
825
Petroleos Mexicanos 03/22/22 894,000 64.84 580
551
Petroleos Mexicanos 04/28/23 886,000 91.59 812
825
Petronas Capital, Ltd. 04/01/22 1,123,000 90.63 1,018
789
Petronas Capital, Ltd. 09/20/22 289,000 85.16 246
240
Phoenix Group Holdings PLC 01/15/21 200,000 103.85 208
178
Polyus PJSC 10/20/22 1 — —
—
Poste Italiane SpA 06/14/22 EUR 5,882 9.51 56
67
Qatar Government International Bond 09/20/22 363,000 93.90 341
328
Qatar Government International Bond 02/16/23 200,000 100.12 200
200
Qatar Petroleum 09/20/22 552,000 85.09 470
460
QBE Insurance Group, Ltd. 09/28/16 206,000 105.21 217
197
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
192
Reliance Industries, Ltd. 03/18/22 4,719 64.17 303
295
Republic of Azerbaijan Government International Bond 09/21/22 258,000 83.65 216
221
Republic of Gabon Government International Bond 04/25/23 200,000 73.74 147
169
Republic of Kenya Government International Bond 03/22/23 283,000 83.46 236
256
Republic of Serbia Government International Bond 01/19/23 200,000 97.78 196
200
Republic of Uzbekistan Government International Bond 01/30/23 200,000 83.16 166
164
RingCentral, Inc. 08/03/22 450,000 89.72 404
414
Romania Government International Bond 01/05/23 224,000 99.47 223
253
Romania Government International Bond 01/05/23 188,000 99.62 187
202
Romania Government International Bond 01/10/23 116,000 97.08 113
114
SA Global Sukuk, Ltd. 03/22/22 625,000 94.62 591
539
Samruk-Kazyna JSC 03/22/22 200,000 90.15 180
181
Samsung Biologics Co., Ltd. 04/22/22 KRW 320 637.45 204
192
Saudi Arabian Oil Co. 03/22/22 660,000 92.22 609
550
Saudi Arabian Oil Co. 05/09/23 SAR 40,268 8.92 359
348
Saudi Government International Bond 01/10/23 420,000 92.17 387
386
SBL Holdings LLC 02/04/20 150,000 91.75 138
93
SBL Holdings LLC 06/17/21 90,000 100.00 90
51
Scentre Group Trust 2 09/16/20 300,000 100.00 300
270
Siemens Healthineers AG 02/05/21 EUR 5,087 55.77 284
296
Signify NV 06/10/22 EUR 11,154 32.07 358
351
Snap, Inc. 05/10/23 1,119,000 71.02 795
803
Societe Generale SA 05/06/22 200,000 103.03 206
196
Societe Generale SA 11/14/22 200,000 100.00 200
203
Societe Generale SA 12/13/22 200,000 82.51 165
160
Societe Generale SA 01/25/23 EUR 100,000 113.29 113
108
SoFi Technologies, Inc. 01/12/23 1,625,000 75.35 1,224
1,383
Southern Gas Corridor CJSC 03/22/22 484,000 106.10 514
491
Splunk, Inc. 10/13/22 201,000 99.36 200
199
Sri Lanka Government International Bond 09/20/22 492,000 100.00 492
220
Stem, Inc. 07/13/23 413,000 62.18 257
255
TC Ziraat Bankasi AS 01/25/23 814,000 91.57 745
748
Teladoc Health, Inc. 07/26/23 545,000 80.76 440
440
Telefonica Europe BV 01/25/23 EUR 100,000 109.15 109
108
Transnet SOC, Ltd. 07/25/23 607,000 99.52 604
604

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 94.18 659
649
Turkiye Ihracat Kredi Bankasi AS 01/24/23 227,000 99.51 226
231
UBS Group AG 04/11/19 200,000 103.13 206
186
UBS Group AG 02/04/22 200,000 108.06 216
192
UBS Group AG 10/13/22 200,000 85.29 171
179
UBS Group AG 06/01/23 200,000 69.44 139
149
Ukraine Government International Bond 09/20/22 948,000 26.01 247
297
UniCredit SpA 09/15/20 200,000 109.16 218
197
Unity Software, Inc. 07/11/23 120,000 80.28 96
96
Uzbekneftegaz JSC 03/22/22 687,000 79.80 548
572
Wayfair, Inc. 01/09/23 1,420,000 69.98 994
1,231
Western Digital Corp. 04/14/20 879,000 98.75 868
856
WH Group, Ltd. 12/03/21 HKD 168,528 0.58 98
91
Wix.com, Ltd. 11/10/22 317,000 87.86 279
279
Worldline SA 06/17/20 EUR 7,136 74.99 535
283
WuXi AppTec Co., Ltd. 03/18/22 HKD 9,400 13.84 130
89
Yellow Cake PLC 09/23/19 GBP 26,036 2.53 66
144
YPF SA 02/16/23 278,000 81.74 227
236
YPF SA 07/25/23 504,000 87.28 440
441
Zambia Government International Bond 02/06/23 200,000 46.50 93
105
ZhongAn Online P&C Insurance Co., Ltd. 01/19/23 HKD 56,800 3.28 186
185
Zurich Finance (Ireland) Designated Activity Co. 12/07/22 200,000 77.02 154 157
71,513
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 259 USD 28,565 09/23
848
MSCI Emerging Markets Index Futures 14 USD 738 09/23
23
Russell 2000 E-Mini 100 Index Futures 3 USD 302 09/23
18
S&P 500 E-Mini Index Futures 145 USD 33,455 09/23
1,473
S&P MidCap 400 E-Mini Index Futures 1 USD 274 09/23
17
United States 2 Year Treasury Note Futures 373 USD 75,731 09/23
(1,180)
United States 5 Year Treasury Note Futures 95 USD 10,148 09/23
(226)
United States 10 Year Treasury Note Futures 1,030 USD 114,748 09/23
(2,905)
United States 10 Year Treasury Ultra Notes Futures 6 USD 702 09/23
(12)
United States Treasury Long Bond Futures 12 USD 1,493 09/23 (30)
Short Positions
EURO STOXX 50 Index Futures 319 EUR 14,342 09/23
(471)
FTSE 100 Index Futures 56 GBP 4,306 09/23
(53)
FTSE 250 Index Futures 24 GBP 922 09/23
1
Hang Seng Index Futures 41 HKD 41,416 08/23
(194)
MSCI Emerging Markets Index Futures 104 USD 5,482 09/23
(194)
Russell 2000 E-Mini 100 Index Futures 288 USD 28,996 09/23
(1,786)
S&P/TSX 60 Index Futures 9 CAD 2,232 09/23
(56)
SPI 200 Index Futures 9 AUD 1,655 09/23
(40)
TOPIX Index Futures 84 JPY 1,954,680 09/23
(592)
United States 5 Year Treasury Note Futures 6 USD 641 09/23
—
United States 10 Year Treasury Note Futures 10 USD 1,114 09/23
23
United States Treasury Ultra Bond Futures 5 USD 661 09/23 11
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,325)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 395
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Morgan Stanley Call 39 4,500.00 USD 17,550 12/15/23 (1,006)
S&P 500 Index Morgan Stanley Put 39 3,450.00 USD 13,455 12/15/23 (48)
Total Liability for Options Written (premiums received $815) (1,054)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 43 CAD 58 08/01/23 —
Bank of America USD 84 DKK 567 08/01/23 —
Bank of America USD 49 GBP 38 08/01/23 —
Bank of America USD 6 JPY 908 08/10/23 —
Bank of America USD 351 SEK 3,694 08/01/23 —
Bank of America USD 33 SGD 44 08/01/23 —
Bank of America USD 128 TRY 3,445 08/01/23 —
Bank of America CHF 80 USD 92 08/02/23 —
Bank of America EUR 84 USD 92 08/01/23 —
Bank of America HKD 2,352 USD 302 08/01/23 —
Bank of America JPY 564,599 USD 4,023 08/01/23 55
Bank of America JPY 70,413 USD 489 08/10/23 (6)
Bank of America MXN 867 USD 52 08/01/23 —
Bank of New York USD 765 CHF 680 09/20/23 19
Bank of New York USD 8 NZD 12 08/10/23 —
Bank of New York USD 1,061 NZD 1,715 08/10/23 5
Bank of New York DKK 3,746 USD 548 09/20/23 (6)
Bank of New York EUR 1,314 USD 1,432 09/20/23 (16)
Bank of New York GBP 1,068 USD 1,357 09/20/23 (14)
Bank of New York HKD 10,169 USD 1,302 09/20/23 (3)
Bank of New York JPY 362,514 USD 2,638 09/20/23 70
Brown Brothers Harriman USD 91 CAD 120 08/02/23 —
Brown Brothers Harriman USD 1,318 EUR 1,195 08/02/23 (3)
Brown Brothers Harriman CAD 120 USD 90 08/02/23 —
Brown Brothers Harriman CAD 121 USD 92 09/05/23 —
Brown Brothers Harriman EUR 100 USD 111 08/02/23 1
Brown Brothers Harriman EUR 1,096 USD 1,198 08/02/23 (6)
Brown Brothers Harriman EUR 102 USD 113 09/05/23 —
Brown Brothers Harriman EUR 1,197 USD 1,321 09/05/23 3
HSBC USD 765 CHF 680 09/20/23 19
HSBC USD 4,567 JPY 636,070 09/20/23 (62)
HSBC DKK 3,746 USD 548 09/20/23 (6)
HSBC EUR 1,314 USD 1,432 09/20/23 (17)
HSBC GBP 1,068 USD 1,357 09/20/23 (15)
HSBC HKD 10,169 USD 1,302 09/20/23 (3)
HSBC JPY 362,514 USD 2,637 09/20/23 70
HSBC NZD 70 USD 43 08/01/23 —
Royal Bank of Canada USD 765 CHF 680 09/20/23 19
Royal Bank of Canada CAD 764 USD 577 08/10/23 (2)
Royal Bank of Canada DKK 3,746 USD 548 09/20/23 (6)
Royal Bank of Canada EUR 1,314 USD 1,431 09/20/23 (17)
Royal Bank of Canada GBP 1,068 USD 1,357 09/20/23 (14)
Royal Bank of Canada HKD 10,169 USD 1,302 09/20/23 (3)
Royal Bank of Canada JPY 362,514 USD 2,636 09/20/23 69
State Street USD 569 AUD 852 08/10/23 4
State Street USD 37 BRL 174 08/01/23 —
State Street USD 1,056 GBP 831 08/10/23 10

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 41 KRW 52,457 08/01/23 —
State Street USD 562 SEK 6,121 08/10/23 19
State Street AUD 852 USD 568 08/10/23 (4)
State Street AUD 16 USD 11 09/20/23 —
State Street CAD 1,845 USD 1,390 09/20/23 (10)
State Street EUR 1 USD 1 08/10/23 —
State Street EUR 446 USD 486 08/10/23 (5)
State Street GBP 1 USD 1 08/10/23 —
State Street NOK 8,070 USD 768 09/20/23 (30)
State Street SEK 82 USD 8 08/10/23 —
State Street SEK 11,488 USD 1,082 09/20/23 (12)
State Street TWD 1,311 USD 42 08/01/23 —
State Street TWD 1,921 USD 61 08/01/23 —
State Street TWD 8,576 USD 273 08/01/23 —
Toronto Dominion Bank USD 766 CHF 680 09/20/23 18
Toronto Dominion Bank DKK 3,746 USD 549 09/20/23 (6)
Toronto Dominion Bank EUR 1,314 USD 1,433 09/20/23 (16)
Toronto Dominion Bank GBP 1,068 USD 1,358 09/20/23 (13)
Toronto Dominion Bank HKD 10,169 USD 1,302 09/20/23 (3)
Toronto Dominion Bank JPY 362,514 USD 2,639 09/20/23 72
UBS USD 41 CHF 35 08/10/23 —
UBS USD 766 CHF 680 09/20/23 18
UBS AUD 2,950 USD 2,001 09/20/23 16
UBS CHF 1,460 USD 1,631 08/10/23 (45)
UBS CHF 6,930 USD 8,050 09/20/23 63
UBS DKK 3,746 USD 549 09/20/23 (5)
UBS EUR 1,314 USD 1,434 09/20/23 (15)
UBS EUR 6,290 USD 7,027 09/20/23 94
UBS GBP 1,068 USD 1,358 09/20/23 (13)
UBS GBP 1,550 USD 1,996 09/20/23 7
UBS HKD 10,169 USD 1,302 09/20/23 (3)
UBS JPY 362,514 USD 2,641 09/20/23 73
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 345
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America USD 3,700 (1.000%)
(2)
06/20/28
182 (41) 141
CDX NA High Yield Index Bank of America USD 1,900 (5.000%)
(2)
06/20/28 (34) (33) (67)
Total Open Credit Indices - Purchase Protection Contracts 148 (74) 74
Total Open Credit Default Swap Contracts (å) 148 (74) 74

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 397
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 55,513 $ — $ — $ 55,513
International Debt — 67,540 — — 67,540
Non-US Bonds — 1,411 — — 1,411
Common Stocks
Consumer Discretionary 6,070 12,251 — — 18,321
Consumer Staples 2,577 3,788 — — 6,365
Energy 3,346 1,529 — — 4,875
Financial Services 37,477 23,758 — — 61,235
Health Care 7,898 6,052 — — 13,950
Materials and Processing 9,740 6,482 — — 16,222
Producer Durables 10,009 11,544 2,800 — 24,353
Technology 14,189 9,949 — — 24,138
Utilities 6,411 4,122 — — 10,533
Preferred Stocks 5,467 873 — — 6,340
Options Purchased 122 — — — 122
Short-Term Investments — 9,089 — 41,747 50,836
Other Securities — — — 3,623 3,623
Total Investments 103,306 213,901 2,800 45,370 365,377
Other Financial Instruments
Assets
Futures Contracts 2,414 — — — 2,414
Foreign Currency Exchange Contracts 56 668 — — 724
Credit Default Swap Contracts — 141 — — 141
Liabilities
Futures Contracts (7,739) — — — (7,739)
Options Written (1,054) — — — (1,054)
Foreign Currency Exchange Contracts (1) (378) — — (379)
Credit Default Swap Contracts — (67) — — (67)
Total Other Financial Instruments
*
$ (6,324) $ 364 $ — $ — $ (5,960)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
340
Argentina ............................................................................................
1,090
Australia .............................................................................................
3,688
Azerbaijan ..........................................................................................
712
Bahrain ...............................................................................................
1,285
Belgium ..............................................................................................
541
Bermuda .............................................................................................
376
Brazil ..................................................................................................
5,640
Burkina Faso ......................................................................................
135
Canada ................................................................................................
8,315
Chile ...................................................................................................
2,396
China ..................................................................................................
12,659
Colombia ............................................................................................
2,274
Costa Rica ..........................................................................................
1,049
Denmark .............................................................................................
2,007
Dominican Republic ..........................................................................
810
Ecuador ..............................................................................................
279
Egypt ..................................................................................................
552
El Salvador .........................................................................................
172
Finland ...............................................................................................
811
France .................................................................................................
7,951
Gabon .................................................................................................
169
Georgia ...............................................................................................
485
Germany .............................................................................................
4,552
Ghana .................................................................................................
870
Greece ................................................................................................
310
Guatemala ..........................................................................................
524
Hong Kong .........................................................................................
2,897
Hungary ..............................................................................................
618
India ...................................................................................................
2,958
Indonesia ............................................................................................
3,823
Ireland ................................................................................................
1,807
Israel ...................................................................................................
473
Italy ....................................................................................................
1,773
Ivory Coast .........................................................................................
89
Japan ..................................................................................................
18,482
Jordan .................................................................................................
196
Kazakhstan .........................................................................................
1,663
Kenya .................................................................................................
256
Lebanon ..............................................................................................
83
Luxembourg .......................................................................................
512
Macao .................................................................................................
911
Malaysia .............................................................................................
1,573
Mauritius ............................................................................................
533
Mexico ...............................................................................................
4,364
Mongolia ............................................................................................
171
Morocco .............................................................................................
880
Myanmar ............................................................................................
31
Netherlands ........................................................................................
3,349
New Zealand ......................................................................................
157
Nigeria ................................................................................................
619
Norway ...............................................................................................
274
Oman ..................................................................................................
1,746
Pakistan ..............................................................................................
1,069

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 399
Amounts in thousands
Country Exposure
Fair Value
$
Panama ...............................................................................................
2,133
Paraguay .............................................................................................
427
Peru ....................................................................................................
1,720
Philippines ..........................................................................................
1,327
Poland ................................................................................................
750
Portugal ..............................................................................................
68
Puerto Rico .........................................................................................
814
Qatar ...................................................................................................
1,488
Romania .............................................................................................
569
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,838
Serbia .................................................................................................
200
Singapore ...........................................................................................
1,880
South Africa .......................................................................................
3,560
South Korea .......................................................................................
4,620
Spain ..................................................................................................
1,840
Sri Lanka ............................................................................................
220
Sweden ...............................................................................................
2,421
Switzerland ........................................................................................
3,744
Taiwan ................................................................................................
3,873
Thailand .............................................................................................
1,119
Tunisia ................................................................................................
70
Turkey ................................................................................................
2,371
Ukraine ...............................................................................................
480
United Arab Emirates .........................................................................
2,870
United Kingdom .................................................................................
12,367
United States ......................................................................................
198,420
Uruguay ..............................................................................................
659
Uzbekistan ..........................................................................................
736
Zambia ...............................................................................................
494
Total Investments ............................................................................... 365,377

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 24.8%
Corporate Bonds and Notes - 14.4%
3D Systems Corp.
8.467% due 11/15/26 (ž) 1,846 1,412
Accolade, Inc.
0.500% due 04/01/26 1,566 1,317
Affirm Holdings, Inc.
11.521% due 11/15/26 2,381 1,765
Air Transport Services Group, Inc.
1.125% due 10/15/24 839 805
Airbnb, Inc.
0.859% due 03/15/26 482 434
Aircastle, Ltd.
4.250% due 06/15/26 35 33
Alarm.com, Inc.
5.284% due 01/15/26 2,189 1,875
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Ñ)(Þ) 200 179
Alteryx, Inc.
0.500% due 08/01/24 (Þ) 1,119 1,057
Arbor Realty Trust, Inc.
7.500% due 08/01/25 1,401 1,457
Ashland, Inc.
3.375% due 09/01/31 (Þ) 301 244
Ball Corp.
2.875% due 08/15/30 389 321
Bandwidth, Inc.
0.250% due 03/01/26 894 706
0.500% due 04/01/28 1,065 699
Bath & Body Works, Inc.
Series WI
6.875% due 11/01/35 125 116
Blackline, Inc.
6.150% due 03/15/26 (ž) 952 814
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 2,769 2,457
Bridgebio Pharma, Inc.
2.250% due 02/01/29 1,119 905
Cable One, Inc.
8.568% due 03/15/26 (Ñ) 1,378 1,133
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 325 267
Centene Corp.
2.500% due 03/01/31 378 302
CF Industries, Inc.
5.150% due 03/15/34 28 27
4.950% due 06/01/43 28 24
Chegg, Inc.
0.125% due 03/15/25 (Þ) 218 192
4.794% due 09/01/26 (Þ) 2,127 1,592
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 161 133
3.750% due 01/15/32 (Þ) 100 82
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 72
Coinbase Global, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.500% due 06/01/26 (Ñ)(Þ) 3,468 2,654
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 134 127
Cryoport, Inc.
0.750% due 12/01/26 928 726
DCP Midstream Operating, LP
3.250% due 02/15/32 39 33
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 (Þ) 1,857 1,469
DraftKings, Inc.
8.349% due 03/15/28 (Þ) 225 173
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 58
5.050% due 04/01/45 103 82
5.450% due 06/01/47 72 60
EQT Corp.
3.900% due 10/01/27 110 103
Eventbrite, Inc.
0.750% due 09/15/26 1,808 1,523
Expedia Group, Inc.
4.711% due 02/15/26 560 501
EZCORP, Inc.
2.375% due 05/01/25 1,120 1,052
Fastly, Inc.
7.664% due 03/15/26 505 420
First Citizens BancShares, Inc.
Series B
9.524% due 12/31/99 (USD 3 Month
LIBOR + 3.972%)(Ê)(ƒ) 50 50
Fisker, Inc.
2.500% due 09/15/26 461 246
Fiverr International, Ltd.
7.113% due 11/01/25 (Þ)(ž) 1,598 1,368
General Electric Co.
Series D
8.882% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 78 78
Greenbrier Cos., Inc.
2.875% due 04/15/28 224 230
Haemonetics Corp.
5.340% due 03/01/26 2,288 1,979
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 589 552
HCA, Inc.
3.125% due 03/15/27 (Þ) 306 282
7.500% due 11/15/95 221 243
HCI Group, Inc.
4.750% due 06/01/42 796 793
Health Catalyst, Inc.
2.500% due 04/15/25 522 508
Huntsman International LLC
2.950% due 06/15/31 385 310
Innoviva, Inc.
2.125% due 03/15/28 1,417 1,182
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 (Þ) 238 223
Intercept Pharmaceuticals, Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 05/15/26 1,639 1,306
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Ñ)(Þ) 1,063 991
iQIYI, Inc.
4.000% due 12/15/26 (Ñ) 898 864
6.500% due 03/15/28 400 388
Iron Mountain, Inc.
5.250% due 07/15/30 (Þ) 109 99
4.500% due 02/15/31 (Þ) 220 190
Itron, Inc.
6.015% due 03/15/26 1,510 1,364
Jazz Investments I, Ltd.
1.500% due 08/15/24 672 644
JetBlue Airways Corp.
0.500% due 04/01/26 3,433 2,783
JOYY, Inc.
1.375% due 06/15/26 (Ñ) 1,258 1,191
JPMorgan Chase & Co.
Series CC
8.214% due 12/31/99 (CME Term
SOFR 3 Month + 2.842%)(Ê)(ƒ) 50 50
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 241
Levi Strauss & Co.
3.500% due 03/01/31 (Ñ)(Þ) 561 460
Liberty Media Corp.
2.750% due 12/01/49 (Þ) 173 163
Livongo Health, Inc.
0.875% due 06/01/25 1,062 974
LKQ Corp.
6.250% due 06/15/33 (Þ) 93 94
Lucid Group, Inc.
1.250% due 12/15/26 1,410 938
Lumentum Holdings, Inc.
0.500% due 06/15/28 (Þ) 1,008 773
Lyft, Inc.
1.500% due 05/15/25 (Þ) 1,288 1,173
Magnite, Inc.
0.250% due 03/15/26 1,288 1,094
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 206 180
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 44 39
Mesa Laboratories, Inc.
1.375% due 08/15/25 1,181 1,075
MicroStrategy, Inc.
9.941% due 02/15/27 (ž) 2,715 1,940
Mitek Systems, Inc.
0.750% due 02/01/26 112 97
NeoGenomics, Inc.
0.250% due 01/15/28 1,680 1,234
New Mountain Finance Corp.
7.500% due 10/15/25 1,071 1,079
Novelis Corp.
4.750% due 01/30/30 (Þ) 197 177
3.875% due 08/15/31 (Þ) 81 67
NuVasive, Inc.
0.375% due 03/15/25 (Þ) 2,245 2,032
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OneMain Finance Corp.
3.500% due 01/15/27 71 61
3.875% due 09/15/28 9 7
4.000% due 09/15/30 64 50
Opendoor Technologies, Inc.
0.250% due 08/15/26 1,720 1,241
Pebblebrook Hotel Trust
1.750% due 12/15/26 863 753
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,409 2,305
Perficient, Inc.
0.125% due 11/15/26 2,685 2,124
Plains All American Pipeline, LP
Series B
9.431% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 386 349
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 46
4.500% due 09/15/31 (Þ) 246 209
Q2 Holdings, Inc.
0.125% due 11/15/25 1,065 928
Range Resources Corp.
Series WI
4.875% due 05/15/25 132 130
Redfin Corp.
0.500% due 04/01/27 1,426 988
Repay Holdings Corp.
8.197% due 02/01/26 (ž) 2,265 1,859
RingCentral, Inc.
4.905% due 03/01/25 (Þ) 877 807
RWT Holdings, Inc.
5.750% due 10/01/25 2,950 2,672
Seagate HDD Cayman
4.091% due 06/01/29 81 71
4.125% due 01/15/31 204 168
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 369
Snap, Inc.
0.125% due 03/01/28 (Þ) 2,182 1,567
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 3,170 2,698
Spotify Technology SA
4.125% due 03/15/26 2,471 2,100
Stem, Inc.
0.500% due 12/01/28 (Þ) 807 497
Tandem Diabetes Care, Inc.
1.500% due 05/01/25 288 269
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 255 238
TechTarget, Inc.
6.914% due 12/15/26 (ž) 1,760 1,404
Teladoc Health, Inc.
1.250% due 06/01/27 (Þ) 1,064 860
Tenet Healthcare Corp.
4.375% due 01/15/30 186 166
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 271
T-Mobile USA, Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.250% due 11/15/31 32 26
TripAdvisor, Inc.
0.250% due 04/01/26 1,828 1,544
Unity Software, Inc.
8.008% due 11/15/26 (Þ) 234 187
Upstart Holdings, Inc.
0.250% due 08/15/26 1,293 954
Wayfair, Inc.
1.000% due 08/15/26 (Þ) 2,769 2,401
Western Digital Corp.
2.850% due 02/01/29 274 220
3.100% due 02/01/32 53 39
WisdomTree Investments, Inc.
3.250% due 06/15/26 550 539
92,262
International Debt - 7.9%
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 (Þ) 893 741
3.125% due 09/30/49 (Þ) 200 146
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 300 290
Akbank TAS
Series REGS
5.125% due 03/31/25 (Þ) 200 192
Angola Government International Bond
Series REGS
8.750% due 04/14/32 (Þ) 528 463
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) 100 83
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 (Þ) 484 500
Argentine Republic Government
International Bond
4.875% due 07/09/41 (~)(Ê) 1,481 479
AT&T, Inc.
Series B
2.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.140%)(Ê)(ƒ) 200 203
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 (Þ) 351 300
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 1,025 1,062
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 (Þ) 200 182
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 120 116
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 (Þ) 200 209
1.000% due 01/15/25 100 105
1.500% due 01/15/27 (Þ) 370 367
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 (Þ) 200 195
Bilibili, Inc.
0.500% due 12/01/26 (Þ) 1,063 955
BNP Paribas SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 153
Braskem Netherlands Finance BV
7.250% due 02/13/33 (Þ) 203 200
Brazil Government International Bond
2.875% due 06/06/25 200 190
4.750% due 01/14/50 384 294
Celanese Holdings LLC
0.625% due 09/10/28 100 87
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 (Þ) 200 173
Chile Government International Bond
2.550% due 07/27/33 701 569
4.950% due 01/05/36 754 741
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 412 417
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 (Þ) 200 30
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 (Þ) 300 319
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ)(Þ) 205 194
Dominican Republic Government
International Bond
7.050% due 02/03/31 (Þ) 382 386
Series REGS
7.050% due 02/03/31 (Þ) 457 462
6.000% due 02/22/33 (Þ) 204 192
Ecopetrol SA
8.625% due 01/19/29 122 126
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 229 108
5.500% due 07/31/35 (~)(Ê)(Þ) 790 272
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 1,111 717
El Salvaor Government International
Bond

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
9.500% due 07/15/52 (Þ) 374 258
Enbridge, Inc.
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 118 107
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 (Þ) 200 180
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 316 254
Falabella SA
Series REGS
3.375% due 01/15/32 (Þ) 200 159
First Majestic Silver Corp.
0.375% due 01/15/27 1,205 946
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 169
Gaci First Investment Co.
5.125% due 02/14/53 (Þ) 200 179
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 (Þ) 564 455
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 (~)(Ê)(Þ) 703 320
Goodyear Europe BV
Series REGS
2.750% due 08/15/28 (Þ) 122 119
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) 100 96
Series REGS
2.625% due 02/01/29 (Þ) 200 191
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28 (Þ) 186 163
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 401 410
Series REGS
5.250% due 08/10/29 (Þ) 318 303
GUSAP III, LP
Series REGS
4.250% due 01/21/30 (Þ) 200 185
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 200 203
Series REGS
6.125% due 05/22/28 (Þ) 459 467
3.125% due 09/21/51 (Þ) 361 231
Indonesia Government International
Bond
4.550% due 01/11/28 410 404
3.550% due 03/31/32 797 720
4.850% due 01/11/33 200 200
5.650% due 01/11/53 400 419
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 140
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IQVIA, Inc.
2.250% due 03/15/29 (Þ) 248 237
Series REGS
2.250% due 03/15/29 (Þ) 276 264
Israel Government International Bond
4.500% due 01/17/33 215 208
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê)(Þ) 200 186
Ivory Coast Government International
Bond
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 129 122
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 46 46
Series REGS
7.375% due 10/10/47 (Þ) 299 266
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 282 256
KazMunayGas National Co. JSC
Series REGS
3.500% due 04/14/33 (Þ) 292 231
Khazanah Capital, Ltd.
4.876% due 06/01/33 (Þ) 404 400
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 250 247
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 (Þ) 200 162
Kraft Heinz Foods Co.
4.125% due 07/01/27 (Þ) 324 392
4.125% due 07/01/27 200 242
KSA Sukuk, Ltd.
4.274% due 05/22/29 (Þ) 1,110 1,079
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Ø)(Æ)(Þ) 1,578 113
MARB BondCo PLC
Series REGS
3.950% due 01/29/31 (Þ) 200 148
MDGH GMTN RSC, Ltd.
Series REGS
5.500% due 04/28/33 (Þ) 452 475
Mexico Government International
Bond
2.659% due 05/24/31 245 204
6.338% due 05/04/53 200 204
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 (Þ) 200 159
Mongolia Government International
Bond
Series REGS
3.500% due 07/07/27 (Þ) 205 175
Morocco Government International
Bond

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 03/08/28 (Þ) 284 286
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 142
Netflix, Inc.
Series REGS
3.625% due 06/15/30 (Þ) 150 158
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ)(Þ) 200 196
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 400 375
7.375% due 09/28/33 (Þ) 521 431
NIO, Inc.
1.482% due 02/01/26 (Þ)(ž) 337 325
0.500% due 02/01/27 468 407
OI European Group BV
4.750% due 02/15/30 (Þ) 28 25
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 (Þ) 110 83
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 836 867
7.000% due 01/25/51 (Þ) 200 204
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 (Þ) 200 159
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 220 117
7.375% due 04/08/31 (Þ) 302 148
Panama Government International
Bond
6.400% due 02/14/35 691 721
6.853% due 03/28/54 400 419
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 420 421
Series REGS
2.739% due 01/29/33 (Þ) 384 308
Peruvian Government International
Bond
2.783% due 01/23/31 939 797
3.300% due 03/11/41 76 58
Petrobras Global Finance BV
6.500% due 07/03/33 187 184
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 416 279
Petroleos Mexicanos
Series REGS
10.000% due 02/07/33 (Þ) 1,207 1,124
Series WI
6.700% due 02/16/32 402 310
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 09/21/47 687 442
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 448 373
Philippine Government International
Bond
5.170% due 10/13/27 200 202
1.648% due 06/10/31 276 219
1.950% due 01/06/32 665 533
5.000% due 07/17/33 200 202
Pinduoduo, Inc.
2.227% due 12/01/25 839 820
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 215 215
4.817% due 03/14/49 (Þ) 200 192
4.400% due 04/16/50 (Þ) 294 266
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 752 626
Republic of Colombia Government
International Bond
8.000% due 04/20/33 840 881
7.500% due 02/02/34 207 209
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 386 349
Republic of Poland Government
International Bond
5.500% due 11/16/27 79 81
4.875% due 10/04/33 337 333
5.500% due 04/04/53 259 263
Republic of Serbia Government
International Bond
6.500% due 09/26/33 (Þ) 271 272
Republic of South Africa Government
International Bond
5.875% due 04/20/32 315 289
5.750% due 09/30/49 441 330
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 164
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 298 320
7.625% due 01/17/53 (Þ) 250 282
Series REGS
5.250% due 11/25/27 (Þ) 156 153
7.625% due 01/17/53 (Þ) 16 18
Sappi Papier Holding GmbH
Series REGS
3.625% due 03/15/28 (Þ) 160 152
Saudi Government International Bond
5.000% due 01/18/53 (Þ) 421 387
Sea, Ltd.
0.250% due 09/15/26 1,316 1,059
Senegal Government International
Bond

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.750% due 03/13/48 (Þ) 200 150
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê)(Ø)
(Æ)(Þ) 200 16
Shopify, Inc.
0.125% due 11/01/25 1,007 912
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 400 377
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 200 173
SPCM SA
3.125% due 03/15/27 (Þ) 200 179
3.375% due 03/15/30 (Þ) 200 166
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 205
Series REGS
7.250% due 04/15/36 (Þ) 150 153
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 (Þ) 200 159
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 160
Telecom Italia Capital SA
6.000% due 09/30/34 70 57
Telenet Finance Luxembourg Notes
SARL
5.500% due 03/01/28 (Þ) 200 183
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 200 199
Turkey Government International Bond
9.125% due 07/13/30 942 979
5.950% due 01/15/31 263 232
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 200 203
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 1,290 404
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 168
Uruguay Government International
Bond
5.750% due 10/28/34 576 619
4.975% due 04/20/55 288 278
Vodafone Group PLC
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 25 18
Wix.com, Ltd.
0.000% due 08/15/25 (Þ) 617 544
Zambia Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.375% due 09/20/24 (~)(Æ)(Ê)
(Ø)(Þ) 200 105
50,127
Non-US Bonds - 1.7%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ)(Þ) EUR 200 191
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê)(Þ) EUR 100 100
Altice France Holding SA
Series REGS
4.000% due 02/15/28 (Þ) EUR 307 110
Arcelik AS
3.000% due 05/27/26 (Þ) EUR 200 204
Australia & New Zealand Banking
Group, Ltd.
5.101% due 02/03/33 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.150%)(Ê)(Þ) EUR 200 219
Banco BPM SpA
1.625% due 02/18/25 (Þ) EUR 250 261
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê)(Þ) EUR 100 97
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê)(Þ) EUR 200 194
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ)(Þ) EUR 200 177
British Airways Pass-Through Trust
3.750% due 03/25/29 (Þ) EUR 200 194
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ)(Þ) EUR 300 330
CaixaBank SA
3.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.857%)(Ê)(ƒ)(Þ) EUR 200 156
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 (Þ) EUR 100 94
Cellnex Telecom SA
0.750% due 11/20/31 EUR 300 255
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ)(Þ) EUR 200 186
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ) EUR 200 186
Deutsche Postbank Funding Trust III
3.125% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) EUR 253 192

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 300 357
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ)(Þ) EUR 200 164
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê)(Þ) EUR 100 86
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ)(Þ) EUR 100 101
6.750% due 12/31/99 (3 Month
EURIBOR + 4.241%)(Ê)(ƒ)(Þ) EUR 100 110
Faurecia SE
2.375% due 06/15/29 (Þ) EUR 100 93
Grifols Escrow Issuer SA
3.875% due 10/15/28 (Þ) EUR 100 95
Series REGS
3.875% due 10/15/28 (Þ) EUR 284 269
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê)(Þ) EUR 100 100
Iliad SA
1.875% due 02/11/28 (Þ) EUR 300 287
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 (Þ) EUR 100 97
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ)(Þ) EUR 250 205
Koninklijke KPN NV
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.344%)(Ê)(ƒ)(Þ) EUR 200 208
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ)(Þ) EUR 400 299
Lagardere SA
1.750% due 10/07/27 (Þ) EUR 100 108
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 200 206
Loxam SAS
Series REGS
4.500% due 02/15/27 (Þ) EUR 100 105
Marks & Spencer PLC
3.250% due 07/10/27 (Þ) GBP 467 540
Matterhorn Telecom SA
Series REGS
4.000% due 11/15/27 (Þ) EUR 109 113
Nexans SA
5.500% due 04/05/28 (Þ) EUR 200 229
Nexi SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.679% due 02/24/28 (ž) EUR 100 85
Series .
3.679% due 02/24/28 (Þ)(ž) EUR 200 170
Ocado Group PLC
Series REGS
3.875% due 10/08/26 (Þ) GBP 100 109
Orsted A/S
Series GBP
2.500% due 12/09/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)
(ƒ)(Þ) GBP 100 86
Pension Insurance Corp. PLC
3.625% due 10/21/32 (Þ) GBP 100 96
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)
(ƒ)(Þ) GBP 200 202
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 (Þ) EUR 109 106
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 (Þ) EUR 200 211
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 (Þ) EUR 113 92
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ)(Þ) EUR 200 203
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ)(Þ) EUR 200 175
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ)(Þ) EUR 100 104
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99 (~)(Ê)(ƒ) EUR 100 94
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ)(Þ) EUR 200 175
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ)(Þ) EUR 200 194
United Kingdom Gilt
0.625% due 06/07/25 (Þ) GBP 200 237
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.081%)(Ê)(ƒ)(Þ) EUR 100 93
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ)(Þ) EUR 100 92
Verallia SA
1.875% due 11/10/31 EUR 200 182
1.875% due 11/10/31 (Þ) EUR 100 91

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 (Þ) GBP 308 312
Volvo Car AB
4.250% due 05/31/28 (Þ) EUR 200 214
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 (Þ) EUR 300 265
ZF Finance GmbH
3.000% due 09/21/25 (Þ) EUR 100 105
2.000% due 05/06/27 (Þ) EUR 100 98
Ziggo Bond Co. BV
Series REGS
3.375% due 02/28/30 (Þ) EUR 100 84
3.375% due 02/28/30 EUR 50 42
10,834
United States Government Treasuries - 0.8%
United States Treasury Notes
0.250% due 08/31/25 5,866 5,337
Total Long-Term Investments
(cost $158,937) 158,560
Common Stocks - 56.9%
Consumer Discretionary - 7.2%
adidas AG
4,286
867
Aisin Corp.
32,400
1,053
Alibaba Group Holding, Ltd.(Æ)
114,908
1,464
Alibaba Group Holding, Ltd.
- ADR(Æ)
1,246
127
Amazon.com, Inc.(Æ)
16,486
2,204
Anta Sports Products, Ltd.
34,200
403
Aoyama Trading Co., Ltd.
15,600
142
Autoliv, Inc.
13,218
1,334
AutoZone, Inc.(Æ)
624
1,549
Best Buy Co., Inc.
1,796
149
Boyd Gaming Corp.
2,321
159
China Tourism Group Duty Free Corp.,
Ltd. Class A
7,398
131
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ)
11,800
189
Cie Financiere Richemont SA Class A
10,594
1,707
Comcast Corp. Class A
10,386
470
Costco Wholesale Corp.
606
340
Davide Campari-Milano NV
53,123
715
Diageo PLC
26,568
1,159
Dollar General Corp.
569
96
DR Horton, Inc.
3,191
405
Ferrari NV
627
201
Galaxy Entertainment Group, Ltd.(Æ)
69,000
502
Games Workshop Group PLC
1,555
232
Garmin, Ltd.
1,216
129
Geely Automobile Holdings, Ltd.
323,496
468
General Motors Co.
3,615
139
Genuine Parts Co.
764
119
Gildan Activewear, Inc. Class A
12,868
400
Grand Canyon Education, Inc.(Æ)
1,352
147
Home Depot, Inc. (The)
1,401
468
Honda Motor Co., Ltd.
35,600
1,136
Hyundai Department Store Co., Ltd.
8,102
352
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industria de Diseno Textil SA
7,728
295
InterContinental Hotels Group PLC
9,828
727
JD.com, Inc. - ADR
6,496
268
Komeri Co., Ltd.
11,400
239
K's Holdings Corp.
19,900
183
Kuaishou Technology(Æ)(Þ)
75,900
656
La Francaise des Jeux SAEM(Þ)
3,856
147
Lennar Corp. Class A
1,563
198
Leonardo DRS, Inc.(Æ)
44,589
744
Li Auto, Inc. Class A(Æ)
22,700
485
Liberty SiriusXM Group Class C(Æ)
3,477
111
Lojas Renner SA(Æ)
56,332
223
LVMH Moet Hennessy Louis Vuitton
SE - ADR
2,443
2,281
Mahindra & Mahindra, Ltd.
44,518
798
Makita Corp.
29,000
899
Maruti Suzuki India, Ltd.
2,117
253
McDonald's Corp.
567
166
MercadoLibre, Inc.(Æ)
203
251
Michelin (CGDE)
44,206
1,445
Midea Group Co., Ltd. Class A
12,281
102
Moncler SpA
10,751
777
Murata Manufacturing Co., Ltd.
5,900
349
Next PLC
21,259
1,924
Nidec Corp.
12,600
748
Nike, Inc. Class B
5,365
592
NVR, Inc.(Æ)
30
189
Omnicom Group, Inc.
1,814
154
O'Reilly Automotive, Inc.(Æ)
251
232
Oriental Holdings BHD
49,867
71
PDD Holdings, Inc. - ADR(Æ)
4,530
407
Pernod Ricard SA
2,043
450
Puma SE
7,957
537
Ryohin Keikaku Co., Ltd.
23,900
313
Sands China, Ltd.(Æ)
357,218
1,366
SEB SA
1,642
184
Service Corp. International
2,006
134
Subaru Corp.
9,500
180
Sumitomo Electric Industries, Ltd.
32,700
419
Teleperformance - GDR
838
121
Tencent Holdings, Ltd.
39,066
1,793
Tencent Holdings, Ltd. - ADR(Ñ)
11,968
550
TJX Cos., Inc. (The)
11,309
979
Toyoda Gosei Co., Ltd.
18,400
392
Toyota Industries Corp.
10,000
722
United Arrows, Ltd.
9,700
164
Universal Music Group NV
25,049
648
Walmart, Inc.
1,851
296
Walt Disney Co. (The)(Æ)
1,648
147
Weichai Power Co., Ltd. Class H
156,000
230
Wolters Kluwer NV
1,262
158
Xebio Holdings Co., Ltd.
12,800
102
Yamada Holdings Co., Ltd.
88,600
268
Yum China Holdings, Inc.
11,991
732
45,755
Consumer Staples - 2.4%
Adecoagro SA
85,933
954

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altria Group, Inc.
2,753
125
Archer-Daniels-Midland Co.
3,142
267
Astarta Holding PLC(Ñ)
17,362
141
Barry Callebaut AG
62
116
British American Tobacco PLC
4,731
159
Campbell Soup Co.
3,019
138
Carrefour SA
3,763
75
Casey's General Stores, Inc.
567
143
Chocoladefabriken Lindt & Spruengli
AG
16
304
Clorox Co. (The)
928
141
Coca-Cola Co. (The)
4,819
298
Colgate-Palmolive Co.
1,771
135
Conagra Brands, Inc.
4,314
141
CVS Health Corp.
3,880
290
Dino Polska SA(Æ)(Þ)
4,478
499
First Pacific Co., Ltd.
426,000
154
First Resources, Ltd.
245,797
279
Flowers Foods, Inc.
4,941
122
General Mills, Inc.
2,005
150
Golden Agri-Resources, Ltd.
3,554,700
669
GS Holdings Corp.
4,583
136
Haleon PLC
215,870
936
Heineken NV
6,998
686
Henkel AG & Co. KGaA
2,776
194
Imperial Tobacco Group PLC
5,617
133
JM Smucker Co. (The)
1,080
163
Kao Corp.
25,900
986
Kato Sangyo Co., Ltd.
4,200
115
Kellogg Co.
1,879
126
Kimberly-Clark Corp.
1,603
207
Kirin Holdings Co., Ltd.
65,100
963
Koninklijke Ahold Delhaize NV
4,689
162
Kraft Heinz Co. (The)
3,366
122
Kroger Co. (The)
2,837
138
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913
—
L'Oreal SA
402
187
Mondelez International, Inc. Class A
2,470
183
Morinaga Milk Industry Co., Ltd.
10,426
352
PepsiCo, Inc.
6,102
1,144
Philip Morris International, Inc.
2,238
223
Procter & Gamble Co. (The)
3,823
597
Royal Unibrew A/S
5,783
501
Shiseido Co., Ltd.
7,300
320
Tsingtao Brewery Co., Ltd. Class H
72,000
646
Tyson Foods, Inc. Class A
1,788
100
Unilever PLC
6,036
325
Walgreens Boots Alliance, Inc.
7,017
210
WH Group, Ltd.(Þ)
317,000
172
Yifeng Pharmacy Chain Co., Ltd.
Class A
35,280
187
15,514
Energy - 1.7%
AltaGas, Ltd. - ADR
5,744
113
Cenovus Energy, Inc.
55,240
1,051
Chevron Corp.
2,185
358
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Shenhua Energy Co., Ltd. Class
H
47,000
140
Denison Mines Corp.(Æ)
38,876
51
Doosan Fuel Cell Co., Ltd.(Æ)
3,427
73
Exxon Mobil Corp.
4,600
493
Fission Uranium Corp.(Æ)
283,216
135
Gazprom PJSC(Š)
332,583
—
Green Plains, Inc.(Æ)
23,460
833
Japan Petroleum Exploration Co., Ltd.
5,300
182
Kinder Morgan, Inc.
7,036
125
Lukoil PJSC(Š)
8,302
—
NAC Kazatomprom JSC - GDR(Þ)
26,803
725
OX2 Group AB(Æ)
37,582
235
Petroleo Brasileiro SA - ADR
38,548
566
Range Resources Corp.
21,212
667
Reliance Industries, Ltd.
23,352
723
Rubis SCA
6,466
159
Saudi Arabian Oil Co.(Þ)
91,087
787
Schlumberger NV
16,681
973
Schneider Electric SE
963
172
Shell PLC
6,719
204
Sinopec Engineering Group Co., Ltd.
Class H
125,000
57
SM Energy Co.
14,193
515
Southwestern Energy Co.(Æ)
132,812
861
Targa Resources Corp.
5,030
412
TotalEnergies SE
3,977
242
Tullow Oil PLC(Æ)
213,313
95
YPF SA - ADR(Æ)
5,306
79
11,026
Financial Services - 13.3%
ABN AMRO Bank NV(Þ)
36,959
628
Advance Residence Investment Corp.
(ö)
95
232
Aedifica SA(ö)
1,534
105
Aflac, Inc.
3,357
243
AIA Group, Ltd.
165,600
1,655
Air Lease Corp. Class A
29,162
1,235
Akbank TAS
134,867
140
Al Rajhi Bank
9,717
193
Aldar Properties PJSC
99,329
140
Allianz SE
764
183
Allstate Corp. (The)
1,249
141
Alpha Services and Holdings SA(Æ)
244,148
439
Amadeus IT Group SA Class A
5,523
396
American Express Co.
884
149
American Tower Corp.(ö)
838
159
Americold Realty Trust, Inc.(ö)
16,095
522
Apartment Income REIT Corp.(ö)
2,583
89
Arch Capital Group, Ltd.(Æ)
2,981
232
ARGAN SA(ö)
1,319
100
Assicurazioni Generali SpA
6,918
147
Assurant, Inc.
935
126
AvalonBay Communities, Inc.(ö)
707
133
Axis Capital Holdings, Ltd.
15,297
843
B3 SA - Brasil Bolsa Balcao
25,900
82
Baloise Holding AG
879
136
Banco Bradesco SA - ADR
140,690
497

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Central Asia Tbk PT
1,201,922
727
Bank Mandiri Persero Tbk PT
3,192,092
1,213
Bank of America Corp.
23,343
747
Bank of Hawaii Corp.(Ñ)
1,874
107
Bank of Ireland Group PLC
88,187
930
Bank of New York Mellon Corp. (The)
3,102
141
Bank Rakyat Indonesia Persero Tbk PT
1,485,264
556
BDO Unibank, Inc.
198,882
525
Berkshire Hathaway, Inc. Class B(Æ)
2,537
893
BlackRock, Inc. Class A
207
153
BNP Paribas SA
8,533
563
Boardwalk Real Estate Investment
Trust(ö)
4,417
219
British Land Co. PLC (The)(ö)
20,970
91
Camden Property Trust(ö)
4,081
445
CapitaLand Ascendas REIT(ö)
38,700
82
Capitaland Investment, Ltd.
107,100
274
CapitaLand Mall Trust Class A(ö)
62,000
95
Catena AB
4,632
178
CBRE Group, Inc. Class A(Æ)
2,668
222
Charles Schwab Corp. (The)
13,011
860
Charter Hall Group - ADR(ö)
26,764
206
China Construction Bank Corp. Class
H
571,694
333
China Resources Land, Ltd.
20,000
93
Chubb, Ltd.
1,269
259
CITIC Securities Co., Ltd. Class H
101,750
219
Citigroup, Inc.
10,710
510
CK Asset Holdings, Ltd.
34,000
196
Clarivate PLC(Æ)
73,009
694
CME Group, Inc. Class A
9,752
1,940
Cofinimmo SA(ö)
945
74
Commerce Bancshares, Inc.
2,408
128
Country Garden Services Holdings
Co., Ltd.
301,000
341
Cousins Properties, Inc.(ö)
7,959
194
Covivio(ö)
1,264
61
Credicorp, Ltd.
1,316
207
Credit Saison Co., Ltd.
37,600
601
Crown Castle, Inc.(ö)
2,057
223
Dai-ichi Life Holdings, Inc.
20,500
419
Derwent London PLC(ö)
1,780
48
Dexus(ö)
40,136
222
Digital Realty Trust, Inc.(ö)
9,857
1,228
DNB Bank ASA
7,554
156
Equinix, Inc.(ö)
1,075
871
Equities AB
20,656
493
Equity Commonwealth(ö)
69,833
1,368
Equity Residential(ö)
1,941
128
Essex Property Trust, Inc.(ö)
1,477
360
Etalon Group PLC - GDR(Æ)(Š)(Þ)
185,343
—
Eurobank Ergasias SA(Æ)
135,894
237
Eurocommercial Properties NV(ö)
3,203
81
Extra Space Storage, Inc.(ö)
2,165
302
EZCORP, Inc. Class A(Æ)(Ñ)
106,887
968
Federal Agricultural Mortgage Corp.
Class C
3,901
627
Fidelis Insurance Holdings, Ltd.(Æ)
43,329
601
Fidelity National Financial, Inc.
3,312
130
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
First American Financial Corp.
2,298
146
Frasers Centrepoint Trust(ö)
45,400
74
Frasers Logistics & Commercial
Trust(ö)(Þ)
167,700
154
Getty Realty Corp.(ö)
24,285
785
Globe Life Inc.
1,420
159
Goldman Sachs Group, Inc. (The)
529
188
Goodman Group(ö)
12,381
171
Grupo Financiero Banorte SAB de CV
Class O
29,323
278
Hachijuni Bank, Ltd. (The)
78,400
403
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
18,386
263
Hana Financial Group, Inc.
5,250
162
Hang Lung Properties, Ltd. - ADR
56,000
87
Hankook Technology Group Co., Ltd.
18,367
166
Hannover Rueck SE
709
151
Hanover Insurance Group, Inc. (The)
1,181
134
Hartford Financial Services Group, Inc.
2,282
164
HDFC Bank, Ltd.
73,163
1,470
HDFC Bank, Ltd. - ADR
9,910
677
Healthcare Realty Trust, Inc.(ö)
23,464
458
Highwoods Properties, Inc.(ö)
6,178
156
Hirogin Holdings, Inc.
47,700
295
Hokuhoku Financial Group, Inc.
19,600
175
Host Hotels & Resorts, Inc.(ö)
13,361
246
HSBC Holdings PLC
62,809
521
ICICI Bank, Ltd.
19,109
232
ICICI Bank, Ltd. - ADR
60,562
1,488
Industrial & Commercial Bank of
China, Ltd. Class H
617,000
301
Ingenia Communities Group(ö)
38,677
106
Intercontinental Exchange, Inc.
1,321
152
Invincible Investment Corp.(ö)
395
164
Invitation Homes, Inc.(ö)
33,767
1,199
Itau Unibanco Holding SA - ADR(Æ)
34,206
206
Japan Hotel REIT Investment Corp.(ö)
57
28
Japan Retail Fund Investment Corp.(ö)
386
265
Jio Financial Services, Ltd.(Æ)(Š)
23,352
74
Jones Lang LaSalle, Inc.(Æ)
1,915
319
JPMorgan Chase & Co.
4,224
667
Kasikornbank PCL
34,500
127
KB Financial Group, Inc.
6,783
271
Kemper Corp.
38,184
1,946
Kenedix Office Investment Corp. Class
A(ö)
112
266
Kimco Realty Corp.(ö)
24,993
506
Klepierre SA - GDR(ö)
13,737
365
Korean Reinsurance Co.
23,301
126
Lamar Advertising Co. Class A(ö)
1,282
126
Land Securities Group PLC(ö)
28,551
237
LEG Immobilien SE(Æ)
3,209
227
Link REIT(ö)
58,700
329
LiveRamp Holdings, Inc.(Æ)
30,850
880
London Stock Exchange Group PLC
8,620
935
Longfor Group Holdings, Ltd.(Þ)
133,000
355
LSR Group PJSC(Š)
33,861
—
LX Holdings Corp.
1,012
7
LXI REIT PLC(ö)(Þ)
51,929
63
M&T Bank Corp.
887
124

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marsh & McLennan Cos., Inc.
3,603
679
MasterCard, Inc. Class A
6,799
2,681
Medical Properties Trust, Inc.(ö)
10,925
110
Mid-America Apartment Communities,
Inc.(ö)
4,107
615
Mitsubishi Estate Co., Ltd.
102,799
1,260
Mitsubishi UFJ Financial Group, Inc.
79,600
642
Mitsui Fudosan Co., Ltd.
18,100
372
Mitsui Fudosan Logistics Park, Inc.(ö)
57
203
Morgan Stanley
1,729
158
Moscow Exchange MICEX-RTS
PJSC(Š)
182,429
—
NatWest Group PLC
283,395
888
Nippon Prologis REIT, Inc.(ö)
135
276
Nishi-Nippon Financial Holdings, Inc.
35,900
382
NMI Holdings, Inc. Class A(Æ)
30,660
819
NN Group NV
3,220
123
Nomura Real Estate Holdings, Inc.
7,700
191
Nordea Bank Abp
13,443
152
North Pacific Bank, Ltd.
85,200
186
Northern Trust Corp.
1,397
112
Pandox AB
6,603
77
Parkway Life Real Estate Investment
Trust(ö)
64,100
187
Perella Weinberg Partners
81,805
808
Ping An Insurance Group Co. of China,
Ltd. Class H
104,267
759
PNC Financial Services Group, Inc.
(The)
841
115
Popular, Inc.
9,833
713
Poste Italiane SpA(Þ)
13,002
149
Principal Financial Group, Inc.
2,364
189
Progressive Corp. (The)
1,600
202
Prologis, Inc.(ö)
14,808
1,847
Public Storage(ö)
2,858
805
Raymond James Financial, Inc.
1,214
134
Realty Income Corp.(ö)
24,844
1,515
RELX PLC
4,688
158
Resona Holdings, Inc.
132,500
722
Ringkjoebing Landbobank A/S
1,179
168
Safestore Holdings PLC(ö)
24,848
283
Sampo OYJ Class A
3,103
137
Saudi National Bank (The)
19,121
196
SBA Communications Corp.(ö)
811
178
Sberbank of Russia PJSC(Š)
334,627
—
Segro PLC(ö)
33,783
331
Simon Property Group, Inc.(ö)
8,832
1,100
Sirius Real Estate, Ltd.
79,953
85
Skandinaviska Enskilda Banken AB
Class A
12,102
147
SM Prime Holdings, Inc.
782,200
476
Spirit Realty Capital, Inc.(ö)
6,150
248
Sprott, Inc.
3,603
120
State Bank of India
34,212
258
Stockland(ö)
96,619
275
Sumitomo Mitsui Financial Group, Inc.
24,400
1,150
Sumitomo Mitsui Trust Holdings, Inc.
22,700
882
Sun Communities, Inc.(ö)
4,520
589
Sun Hung Kai Properties, Ltd.
27,000
338
Svenska Handelsbanken AB Class A
14,034
123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swedbank AB Class A
8,463
155
Swiss Life Holding AG
240
152
Swiss Prime Site AG Class A
1,455
141
Swiss Re AG
8,193
854
T Rowe Price Group, Inc.
1,150
142
TAG Immobilien AG(Æ)
19,993
225
Travelers Cos., Inc. (The)
955
165
Truist Financial Corp.
2,818
94
Turkiye Garanti Bankasi AS
85,587
139
UBS Group AG
7,141
158
UDR, Inc.(ö)
11,170
457
Unibail-Rodamco-Westfield(ö)
3,378
191
UNITE Group PLC (The)(ö)
4,548
57
United Urban Investment Corp.(ö)
101
109
US Bancorp
3,373
134
Visa, Inc. Class A
2,331
554
Vonovia SE
4,346
101
VTB Bank PJSC(Æ)(Š)
294,650,000
—
Warehouses De Pauw CVA(ö)
4,621
137
Welltower, Inc.(ö)
15,078
1,239
Weyerhaeuser Co.(ö)
5,076
173
Wharf Real Estate Investment Co., Ltd.
37,000
198
Willis Towers Watson PLC
567
120
WP Carey, Inc.(ö)
1,847
125
WR Berkley Corp.
2,116
131
Yellow Cake PLC(Æ)(Þ)
62,031
344
Yoma Strategic Holdings, Ltd.(Æ)
978,808
74
Yuanta Financial Holding Co., Ltd.
518,000
402
ZhongAn Online P&C Insurance Co.,
Ltd. Class H(Æ)(Þ)
140,400
458
Zurich Insurance Group AG
382
184
84,784
Health Care - 5.4%
Abbott Laboratories
2,502
279
AbbVie, Inc.
2,912
436
Alcon, Inc.
4,617
392
AmerisourceBergen Corp. Class A
832
156
Amgen, Inc.
784
184
AstraZeneca PLC
8,758
1,256
Bangkok Dusit Medical Services PCL
565,100
475
Becton Dickinson & Co.
5,653
1,575
Biogen, Inc.(Æ)
479
129
Boston Scientific Corp.(Æ)
2,952
153
Bristol-Myers Squibb Co.
3,201
199
Centene Corp.(Æ)
2,655
181
ChemoMetec A/S(Æ)
1,608
108
Cigna Group (The)
1,311
387
ConvaTec Group PLC(Þ)
227,232
608
Cooper Cos., Inc. (The)
1,467
574
Danaher Corp.
4,344
1,108
Elevance Health, Inc.
474
224
Eli Lilly & Co.
1,237
562
Encompass Health Corp.
2,456
162
Enovis Corp. Class W(Æ)
25,654
1,639
EssilorLuxottica SA
727
146
Eurofins Scientific SE
6,239
429
Fortrea Holdings, Inc.(Æ)
573
18

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gilead Sciences, Inc.
3,331
254
GSK Finance No. 3 PLC
9,762
173
H.U. Group Holdings, Inc.
5,100
101
Halozyme Therapeutics, Inc.(Æ)
12,005
516
HCA Healthcare, Inc.
573
156
Henry Schein, Inc.(Æ)
1,648
130
Innoviva, Inc.(Æ)
67,643
917
iRay Technology Co., Ltd. Class A
15,723
552
Japan Lifeline Co., Ltd.
20,800
146
Johnson & Johnson
9,171
1,536
Kyorin Pharmaceutical Co., Ltd.
37,000
461
Laboratory Corp. of America Holdings
573
123
Lonza Group AG
1,032
599
McKesson Corp.
368
148
Medipal Holdings Corp.
5,000
86
Medtronic PLC
14,661
1,287
Merck & Co., Inc.
4,223
450
Merck KGaA
2,083
366
Nippon Shinyaku Co., Ltd.
3,500
142
Novartis AG
3,825
401
Novo Nordisk A/S Class B
16,065
2,591
Pacira BioSciences, Inc.(Æ)
11,726
426
Pennant Group, Inc. (The)(Æ)
46,488
534
Pfizer, Inc.
9,564
345
Qiagen NV(Æ)
3,925
184
Quest Diagnostics, Inc.
933
126
Recordati SpA
3,154
163
Regeneron Pharmaceuticals, Inc.(Æ)
188
140
Roche Holding AG
2,145
675
Samsung Biologics Co., Ltd.(Æ)(Þ)
804
483
Sanofi - ADR
3,588
383
Sawai Group Holdings Co., Ltd.
10,400
259
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
7,949
330
Siemens Healthineers AG(Þ)
11,037
641
Straumann Holding AG
3,706
613
Stryker Corp.
558
158
Suzuken Co., Ltd.
19,600
571
Syneos Health, Inc. Class A(Æ)
18,098
768
Thermo Fisher Scientific, Inc.
450
247
Toho Holdings Co., Ltd.
13,800
269
UCB SA
1,830
162
United Therapeutics Corp.(Æ)
498
121
UnitedHealth Group, Inc.
3,586
1,816
Universal Health Services, Inc. Class B
1,003
139
Universal Vision Biotechnology Co.,
Ltd.
38,000
474
Vertex Pharmaceuticals, Inc.(Æ)
443
156
West Pharmaceutical Services, Inc.
985
363
WuXi AppTec Co., Ltd. Class H(Þ)
26,000
245
Zoetis, Inc. Class A
5,520
1,038
34,344
Materials and Processing - 6.3%
Air Liquide SA Class A
1,320
237
Air Products & Chemicals, Inc.
435
133
Aluminum Corp. of China, Ltd. Class A
230,300
205
Aluminum Corp. of China, Ltd. Class
H
480,000
237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amcor PLC
12,264
126
Anglo American PLC
34,525
1,060
AngloGold Ashanti, Ltd. - ADR
21,587
479
Anhui Conch Cement Co., Ltd. Class H
95,000
286
AptarGroup, Inc.
1,287
156
ArcelorMittal SA
38,254
1,108
Aris Mining Corp.
51,834
130
Artemis Gold, Inc.(Æ)
80,314
318
Atlas Arteria, Ltd.
96,349
407
Axalta Coating Systems, Ltd.(Æ)
21,674
694
Babcock International Group PLC(Æ)
202,108
971
Ball Corp.
2,138
125
Barrick Gold Corp.
23,290
403
BASF SE
1,381
74
Bear Creek Mining Corp.(Æ)
109,903
46
Brenntag SE
1,855
144
Cameco Corp. Class A
6,421
226
Carrier Global Corp.
12,696
756
CCR SA
26,498
74
Celanese Corp. Class A
1,066
134
Cemex SAB de CV - ADR(Æ)
25,537
195
Chr Hansen Holding A/S
2,230
168
Constellium SE(Æ)
23,273
444
Copart, Inc.(Æ)
2,672
236
Daqo New Energy Corp. - ADR(Æ)
5,026
196
Dundee Corp. Class A(Æ)
33,422
32
DuPont de Nemours, Inc.
2,069
161
Ecovyst, Inc.(Æ)
84,826
1,042
EMS-Chemie Holding AG
200
167
Equinox Gold Corp.(Æ)
103,856
545
ERO Copper Corp.(Æ)
28,338
681
First Quantum Minerals, Ltd.
31,222
926
Freeport-McMoRan, Inc.
12,298
549
Fresnillo PLC
19,267
153
Gabriel Resources, Ltd.(Æ)
664,169
181
Ganfeng Lithium Group Co., Ltd. Class
H(Þ)
37,160
238
Geberit AG
1,314
745
Givaudan SA
57
192
Gold Fields, Ltd. - ADR
47,131
729
Graphic Packaging Holding Co.
6,845
166
Harmony Gold Mining Co., Ltd. - ADR
146,202
627
IAMGOLD Corp.(Æ)
124,163
338
Impala Platinum Holdings, Ltd.
95,921
694
International Paper Co.
3,150
114
International Tower Hill Mines, Ltd.
(Æ)
104,920
42
Ivanhoe Electric, Inc.(Æ)
9,678
157
Ivanhoe Mines, Ltd. Class A(Æ)
83,422
884
JFE Holdings, Inc.
17,100
277
Johnson Controls International PLC
2,119
147
K+S AG
14,342
273
Kuraray Co., Ltd.
30,700
309
LG Chem, Ltd.
391
199
Linde PLC
2,757
1,077
Lintec Corp.
16,200
267
Lizhong Sitong Light Alloys Group
Co., Ltd.(Æ)
31,400
117
LKQ Corp.
2,576
141

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lotte Chemical Corp.
1,064
126
LyondellBasell Industries NV Class A
1,791
177
MHP SE - GDR(Æ)(Þ)
69,777
250
Muyuan Foods Co., Ltd. Class A
27,574
172
Newcrest Mining, Ltd.
76,709
1,379
NexGen Energy, Ltd.(Æ)
60,412
296
Nine Dragons Paper Holdings, Ltd.
237,000
156
Ningbo Orient Wires & Cables Co.,
Ltd. Class A
12,200
79
Nippon Shokubai Co., Ltd.
1,800
69
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
302,827
89
NovaGold Resources, Inc.(Æ)
65,350
295
Novozymes A/S Class B
29,507
1,478
Oji Holdings Corp.
17,400
69
Pack Corp. (The)
3,000
70
Packaging Corp. of America
1,952
299
Pan American Silver Corp.
19,464
329
Perpetua Resources Corp.(Æ)
31,042
117
Polyus PJSC(Š)
4,869
—
PPG Industries, Inc.
1,131
163
Promotora y Operadora de
Infraestructura SAB de CV
14,183
147
Reliance Steel & Aluminum Co.
914
268
Rengo Co., Ltd.
22,300
142
Rio Tinto PLC
2,990
197
Royal Gold, Inc.
5,456
655
Sandstorm Gold, Ltd.
15,008
83
Saudi Basic Industries Corp.
5,775
132
Seabridge Gold, Inc.(Æ)
33,253
424
Sealed Air Corp.
2,689
123
Sherwin-Williams Co. (The)
2,874
795
Shin-Etsu Chemical Co., Ltd.
22,100
728
Siemens AG
1,182
201
SmartRent, Inc.(Æ)(Ñ)
102,543
408
Sociedad Quimica y Minera de Chile
SA - ADR(Ñ)
2,550
188
Symrise AG
1,259
138
Taiheiyo Cement Corp.
14,300
299
Ternium SA - ADR
4,404
197
Toagosei Co., Ltd.
17,900
170
Toray Industries, Inc.
141,000
789
Toyo Ink SC Holdings Co., Ltd.
3,100
48
Trane Technologies PLC
794
158
Tronox Holdings PLC Class A
144,921
1,926
Trusco Nakayama Corp.
11,800
182
UltraTech Cement, Ltd.
1,991
201
Univar Solutions, Inc. - ADR(Æ)
32,528
1,176
UPM-Kymmene OYJ
4,217
139
Vale SA Class B - ADR
50,415
738
Valvoline, Inc.
4,104
156
Western Copper & Gold Corp.(Æ)
31,468
50
Westrock Co.
3,473
116
Wheaton Precious Metals Corp.
18,231
817
Yara International ASA
3,252
133
Zijin Mining Group Co., Ltd. Class H
330,000
568
40,043
Producer Durables - 7.9%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3M Co.
2,372
264
Aalberts Industries NV
6,649
300
Adyen NV(Æ)(Þ)
180
334
Aena SME SA(Þ)
3,770
603
Aeroports de Paris
1,068
148
Air China, Ltd. Class H(Æ)
76,000
62
Airbus Group SE
6,862
1,011
Airports of Thailand PCL
214,300
448
Airtac International Group
20,000
594
Allfunds Group PLC
45,625
297
Amphenol Corp. Class A
1,735
153
Arcosa, Inc.
20,405
1,575
Auckland International Airport, Ltd.
(Æ)
27,861
145
Automatic Data Processing, Inc.
526
130
Avery Dennison Corp.
818
151
BAE Systems PLC
13,908
166
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
136,000
89
Booz Allen Hamilton Holding Corp.
Class A
1,324
160
Bouygues SA - ADR
4,039
145
CAE, Inc.(Æ)
23,988
548
Canadian National Railway Co.
3,952
479
Caterpillar, Inc.
761
202
CH Robinson Worldwide, Inc.
1,739
174
Charoen Pokphand Foods PCL
436,600
259
China Communications Services Corp.,
Ltd. Class H
556,886
264
Cintas Corp.
422
212
CK Hutchison Holdings, Ltd. Class B
54,000
333
Contemporary Amperex Technology
Co., Ltd. Class A
8,200
274
CSX Corp.
33,782
1,126
Cummins, Inc.
963
251
Danone SA
20,660
1,262
DL E&C Co., Ltd.
7,295
175
Dover Corp.
991
145
Eaton Corp. PLC
44
9
Eiffage SA
1,422
148
Emerson Electric Co.
1,447
132
Epiroc AB Class A
21,138
420
Equifax, Inc.
3,604
735
Evergreen Marine Corp. Taiwan, Ltd.
35,000
116
EXEO Group, Inc.
17,100
356
Expeditors International of Washington,
Inc.
1,227
156
Experian PLC
4,117
159
FedEx Corp.
735
198
Flughafen Zurich AG
1,526
323
Fortive Corp.
2,075
163
Fukuda Corp.
2,600
91
General Dynamics Corp.
774
173
Getlink SE
32,914
579
Graco, Inc.
8,453
671
Grupo Aeroportuario del Pacifico SAB
de CV Class B
12,508
238
Grupo Aeroportuario del Sureste SAB
de CV Class B
18,640
527
Guangshen Railway Co., Ltd. Class
H(Æ)
724,000
191

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hi Sun Technology China, Ltd.(Æ)
864,000
68
Hillman Solutions Corp.(Æ)
55,091
542
Honeywell International, Inc.
1,152
224
Huntington Ingalls Industries, Inc.
591
136
ICF International, Inc.
4,589
540
Illinois Tool Works, Inc.
620
163
Infrastrutture Wireless Italiane SpA(Þ)
6,342
80
InterGlobe Aviation, Ltd.(Æ)(Þ)
6,843
216
Intertek Group PLC
7,361
412
Iriso Electronics Co., Ltd.
2,500
69
Janus International Group, Inc.(Æ)
25,426
290
JB Hunt Transport Services, Inc.
828
169
JGC Holdings Corp.
19,300
275
Jiangsu Expressway Co., Ltd. Class H
162,000
148
JTEKT Corp.
68,100
642
Kajima Corp.
10,300
163
Kamigumi Co., Ltd.
9,400
218
Kerry Group PLC Class A
4,769
474
Knight-Swift Transportation Holdings,
Inc.
8,156
495
Kone OYJ Class B
6,121
313
L3Harris Technologies, Inc.
593
112
Landstar System, Inc.
974
198
Larsen & Toubro, Ltd.
7,664
250
Localiza Rent a Car SA(Æ)
36,970
526
Luks Group Vietnam Holdings Co.,
Ltd.
224,000
30
Manitowoc Co., Inc. (The)(Æ)
20,640
374
Mettler-Toledo International, Inc.(Æ)
463
582
Mitsubishi Corp.
3,200
164
Mitsui & Co., Ltd.
2,200
86
Moody's Corp.
5,056
1,783
Nestle SA
18,671
2,293
NH Foods, Ltd.
10,300
297
Norfolk Southern Corp.
557
130
Northrop Grumman Corp.
322
143
NSK, Ltd.
160,100
1,016
Obayashi Corp.
20,500
190
One 97 Communications, Ltd.(Æ)
9,754
95
Orient Overseas International, Ltd.
12,047
201
OSG Corp.
15,400
205
Otis Worldwide Corp.
8,665
788
PACCAR Financial Corp.
2,370
204
Pacific Basin Shipping, Ltd.
1,005,000
327
Parker-Hannifin Corp.
470
193
Pyeong Hwa Automotive Co., Ltd.
8,879
74
Randstad NV
2,365
139
Regal Rexnord Corp.
1,111
173
Republic Services, Inc. Class A
630
95
Rumo SA
60,558
298
Ryanair Holdings PLC - ADR(Æ)
8,421
863
S&P Global, Inc.
2,574
1,015
Samsung Engineering Co., Ltd.(Æ)
29,858
868
Sandvik AB
23,125
468
Schindler Holding AG
1,837
433
Schneider National, Inc. Class B
6,332
195
Seiko Epson Corp.
20,500
337
Seino Holdings Co., Ltd.
23,100
363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shanghai Electric Group Co., Ltd.
Class H(Æ)
600,000
146
Shanghai International Airport Co., Ltd.
Class A(Æ)
26,119
174
Sight Sciences, Inc.(Æ)
73,516
647
SkyWest, Inc.(Æ)
1,777
78
Snap-on, Inc.
626
171
Sohgo Security Services Co., Ltd.
32,000
196
Spirax-Sarco Engineering PLC
2,871
410
Stanley Electric Co., Ltd.
12,000
222
Sumitomo Heavy Industries, Ltd.
12,000
295
Suofeiya Home Collection Co., Ltd.
Class A
66,400
178
Tachi-S Co., Ltd. Class S
7,000
77
Techtronic Industries Co., Ltd.
56,000
633
Teledyne Technologies, Inc.(Æ)
308
118
Transurban Group - ADR(Æ)
79,323
765
TreeHouse Foods, Inc.(Æ)
38,071
1,965
Trelleborg AB Class B
21,540
572
Union Pacific Corp.
1,659
385
United Parcel Service, Inc. Class B
806
151
V2X, Inc.(Æ)
17,505
901
Vinci SA
3,430
403
Waste Management, Inc.
933
153
Weir Group PLC (The)
56,589
1,334
West Japan Railway Co.
8,600
353
Westinghouse Air Brake Technologies
Corp.
1,348
160
Worldline SA(Æ)(Þ)
16,573
657
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
34,340
159
WW Grainger, Inc.
234
173
Yamato Holdings Co., Ltd.
9,800
184
50,669
Technology - 9.4%
Accenture PLC Class A
2,955
935
Activision Blizzard, Inc.
1,802
167
Adobe, Inc.(Æ)
2,166
1,183
Alchip Technologies, Ltd.
6,000
380
Allegion PLC
4,281
500
Alphabet, Inc. Class A(Æ)
23,164
3,074
Alphabet, Inc. Class C(Æ)
15,643
2,082
Alps Alpine Co., Ltd.
18,800
166
Amdocs, Ltd.
1,777
166
Analog Devices, Inc.
1,161
232
Ansys, Inc.(Æ)
847
290
Apple, Inc.
21,173
4,159
Arrow Electronics, Inc.(Æ)
1,129
161
ASML Holding NV
1,122
803
Assa Abloy AB Class B
47,797
1,148
Autodesk, Inc.(Æ)
2,343
497
AutoStore Holdings, Ltd.(Æ)(Þ)
106,353
265
Avnet, Inc.
3,370
163
Baidu, Inc. - ADR(Æ)
3,671
573
Baidu, Inc. Class A(Æ)
55,100
1,076
BE Semiconductor Industries NV
5,210
623
Bechtle AG
10,246
451
Booking Holdings, Inc.(Æ)
185
550
CACI International, Inc. Class A(Æ)
549
192

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cars.com, Inc.(Æ)
25,209
575
CDW Corp.
733
137
Cisco Systems, Inc.
7,017
365
Cognizant Technology Solutions Corp.
Class A
3,059
202
Corning, Inc.
5,323
181
Cosel Co., Ltd.
12,200
105
Eizo Corp.
5,100
181
en Japan, Inc.
17,800
352
FANUC Corp.
22,200
682
Fiserv, Inc.(Æ)
1,357
171
Fortnox AB
42,741
263
Global Unichip Corp.
4,000
208
Hewlett Packard Enterprise Co.
9,799
170
Hon Hai Precision Industry Co., Ltd.
161,000
557
HP, Inc.
7,371
242
Icom, Inc.
3,300
66
Infineon Technologies AG - ADR
23,806
1,047
Infosys, Ltd. - ADR
52,175
869
Intel Corp.
14,974
536
International Business Machines Corp.
1,032
149
Juniper Networks, Inc.
4,211
117
KBR, Inc.
6,295
387
Keyence Corp.
2,600
1,167
Leidos Holdings, Inc.
1,291
121
LG Corp. Class H
6,237
409
Mabuchi Motor Co., Ltd.
10,300
296
MediaTek, Inc.
23,000
505
Meta Platforms, Inc. Class A(Æ)
1,774
565
Micron Technology, Inc.
2,226
159
Microsoft Corp.
20,802
6,988
Motorola Solutions, Inc.
649
186
MSCI, Inc. Class A
1,563
857
NetScout Systems, Inc.(Æ)
14,171
396
ON24, Inc.
24,218
214
Ooma, Inc.(Æ)
39,463
592
Oracle Corp.
10,376
1,216
Parade Technologies, Ltd.
16,000
470
Qorvo, Inc.(Æ)
1,724
190
Roper Technologies, Inc.
302
149
Sage Group PLC (The)
97,075
1,167
Samsung Electronics Co., Ltd.
24,084
1,320
Samsung SDI Co., Ltd.
231
121
SAP SE - ADR
5,873
803
Signify NV(Þ)
33,004
1,038
SK Hynix, Inc.
26,026
2,522
Skyworks Solutions, Inc.
1,550
177
Softcat PLC
24,374
469
SS&C Technologies Holdings, Inc.
2,638
154
Swisscom AG
437
281
Taiwan Semiconductor Manufacturing
Co., Ltd.
200,000
3,602
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
26,616
2,639
Texas Instruments, Inc.
1,056
190
Tokyo Electron, Ltd.
5,700
852
Trip.com Group, Ltd. - ADR(Æ)
24,266
996
Unimicron Technology Corp.
51,000
301
United Microelectronics Corp.
144,000
216
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UT Group Co., Ltd.(Æ)
5,800
117
Vimeo, Inc.(Æ)
242,994
1,001
Will Semiconductor, Ltd. Class A
9,000
129
59,973
Utilities - 3.3%
Alliant Energy Corp.
5,286
284
American Water Works Co., Inc.
1,036
153
AT&T, Inc.
17,847
259
Atmos Energy Corp.
1,217
148
Avangrid, Inc.
3,155
117
Bharti Airtel, Ltd.
68,493
741
CenterPoint Energy, Inc.
4,922
148
Centrais Eletricas Brasileiras SA
98,234
803
CGN Power Co., Ltd. Class H(Þ)
2,392,000
586
Cheniere Energy, Inc.
3,353
543
CMS Energy Corp.
2,024
124
Consolidated Edison, Inc.
1,497
142
Deutsche Telekom AG
8,018
175
Dominion Energy, Inc.
6,172
330
DT Midstream, Inc.
5,592
299
DTE Energy Co.
1,059
121
Duke Energy Corp.
7,622
714
E.ON SE
13,569
172
Edison International
2,028
146
Emera, Inc.
3,592
146
Enagas SA
6,559
116
Enbridge, Inc.
5,687
209
Endesa SA - ADR
6,283
135
Enel SpA
33,611
232
Energias de Portugal SA
33,121
155
ENN Energy Holdings, Ltd.
18,300
220
Entergy Corp.
4,494
461
Evergy, Inc.
1,705
102
Eversource Energy
1,588
115
Exelon Corp.
2,933
123
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
381,588,279
—
FirstEnergy Corp.
6,144
242
Fortum OYJ
75,112
1,015
Guangdong Investment, Ltd.
70,000
61
Hera SpA
16,895
52
Iberdrola SA
48,813
610
Inpex Corp.
11,400
148
Koninklijke KPN NV
56,811
206
Korea Electric Power Corp.
26,216
395
Korea Electric Power Corp. - ADR
11,267
86
Kosmos Energy, Ltd.(Æ)
160,816
1,142
KT Corp.
10,182
236
KT Corp. - ADR(Ñ)
82,389
966
LG Uplus Corp.
133,296
1,047
MEG Energy Corp. Class A(Æ)
5,003
89
MTN Group, Ltd.
29,257
230
National Fuel Gas Co.
2,892
154
National Grid PLC
72,414
959
NextEra Energy, Inc.
7,964
584
Pinnacle West Capital Corp.
1,571
130
PPL Corp.
6,667
184

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Redeia Corp. SA
7,131
119
RusHydro PJSC(Š)
104,654,642
—
Scottish & Southern Energy PLC
16,294
352
Sempra Energy
884
132
Severn Trent PLC Class H
3,803
125
Snam Rete Gas SpA
30,484
160
Southern Co. (The)
8,055
583
TC Energy Corp.
3,298
118
Telenor ASA
15,238
163
Terna Rete Elettrica Nazionale SpA
17,132
145
T-Mobile USA, Inc.(Æ)
3,524
485
Tokyo Gas Co., Ltd.
23,900
543
UGI Corp.
3,252
88
United Utilities Group PLC
10,219
131
Veolia Environnement SA
22,559
735
Verizon Communications, Inc.
11,622
396
WEC Energy Group, Inc.
1,388
125
Xcel Energy, Inc.
5,194
326
21,281
Total Common Stocks
(cost $327,474) 363,389
Preferred Stocks - 0.4%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
7.308% (Ÿ)
4,135
352
7.402% (Ÿ)
1,074
90
442
Consumer Staples - 0.1%
Henkel AG & Co. KGaA
2.572% (Ÿ)
3,745
289
Energy - 0.1%
Petroleo Brasileiro SA
11.989% (Ÿ)
61,482
404
Financial Services - 0.0%
Itau Unibanco Holding SA
4.523% (Ÿ)
38,303
232
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.421% (Ÿ)
3,168
159
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ)
12,020
65
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.671% (Ÿ)
11,870
535
Utilities - 0.0%
Raizen Energia SA
6.761% (Ÿ)
154,495
136
Total Preferred Stocks
(cost $1,969) 2,262
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Morgan Stanley Dec 2023
4,000.00 Put (64) USD 25,600 (ÿ) 200
Total Options Purchased
(cost $1,381) 200
Short-Term Investments - 13.3%
8x8, Inc.
0.500% due 02/01/24 (Þ) 1,263 1,200
ADM Ag Holding, Ltd.
4.976% due 08/26/23 (Þ) 200 199
Apollo Commercial Real Estate
Finance, Inc.
5.375% due 10/15/23 678 673
China Government International Bond
Series REGS
0.400% due 10/21/23 (Þ) 953 943
Greenbrier Cos., Inc.
2.875% due 02/01/24 585 575
Greenlight Capital Re, Ltd.
4.000% due 08/01/23 (ç) 795 795
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 157 162
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 169 163
Kaman Corp.
3.250% due 05/01/24 2,012 1,934
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Ñ)(Þ) 1,010 952
MFA Financial, Inc.
6.250% due 06/15/24 2,440 2,409
New Mountain Finance Corp.
5.750% due 08/15/23 (ç) 116 116
NextEra Energy Partners, LP
7.313% due 06/15/24 (ž) 2,595 2,439
Redwood Trust, Inc.
5.625% due 07/15/24 195 189
Splunk, Inc.
0.500% due 09/15/23 (Þ) 392 389
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê)(Þ) 669 299
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 (Þ) 230 223
Turning Point Brands, Inc.
2.500% due 07/15/24 1,036 984
U.S. Cash Management Fund(@) 63,744,107
(∞)
63,719
United States Treasury Notes
5.194% due 03/15/24 4,343 4,208
Viavi Solutions, Inc.
1.000% due 03/01/24 790 776
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,714 1,670

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $85,851) 85,018
Other Securities - 1.2%
U.S. Cash Collateral Fund(@)(×)
7,758,239
(∞)
7,758
Total Other Securities
(cost $7,758) 7,758
Total Investments - 96.6%
(identified cost $583,370) 617,187
Other Assets and Liabilities,
Net - 3.4%
21,456
Net Assets - 100.0%
638,643

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 417
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
13.3%
8x8, Inc. 05/26/23 1,263,000 95.93 1,212
1,200
ABN AMRO Bank NV 03/30/20 EUR 200,000 92.28 185
191
ABN AMRO Bank NV 03/22/23 EUR 36,959 16.33 603
628
Abu Dhabi Government International Bond 11/02/22 200,000 67.41 135
146
Abu Dhabi Government International Bond 09/20/22 893,000 84.30 753
741
ADM Ag Holding, Ltd. 10/25/22 200,000 99.63 199
199
Adyen NV 09/23/22 EUR 180 1,413.47 254
334
Aena SME SA 04/27/20 EUR 3,770 128.02 483
603
Akbank TAS 07/10/18 200,000 96.73 193
192
Alcoa Nederland Holding BV 04/23/21 200,000 101.75 203
179
Alpha Services and Holdings SA 05/18/21 EUR 100,000 121.40 121
100
Alteryx, Inc. 03/29/21 1,119,000 96.22 1,077
1,057
Altice France Holding SA 01/23/20 EUR 307,000 108.82 334
110
Angola Government International Bond 09/20/22 528,000 80.78 427
463
Arcelik AS 08/05/21 EUR 200,000 119.58 239
204
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 09/13/21 EUR 100,000 118.55 119
83
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 08/10/17 GBP 484,000 130.13 630
500
Ashland, Inc. 11/22/21 301,000 86.55 261
244
Australia & New Zealand Banking Group, Ltd. 03/08/23 EUR 200,000 103.64 207
219
AutoStore Holdings, Ltd. 10/25/21 NOK 106,353 3.33 355
265
Azerbaijan Government International Bond 09/21/22 351,000 83.65 294
300
Bahrain Government International Bond 04/06/23 1,025,000 100.45 1,030
1,062
Banco BPM SpA 12/02/20 EUR 250,000 120.75 302
261
Banco BTG Pactual SA 05/05/21 200,000 97.33 195
182
Bank of Cyprus PCL 09/23/21 EUR 100,000 116.26 116
97
Bank of Ireland Group PLC 04/11/22 EUR 200,000 101.03 202
194
BAWAG Group AG 04/18/18 EUR 200,000 123.75 247
177
Berry Global, Inc. 12/12/19 EUR 370,000 108.90 403
367
Berry Global, Inc. 12/06/21 EUR 200,000 113.69 227
209
Bharti Airtel, Ltd. 10/22/18 200,000 97.26 195
195
Bilibili, Inc. 07/24/23 1,063,000 90.00 957
955
BNP Paribas SA 01/16/23 200,000 81.26 163
153
Braskem Netherlands Finance BV 02/08/23 203,000 100.00 203
200
British Airways Pass-Through Trust 01/30/23 EUR 200,000 94.86 190
194
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 03/10/17 EUR 300,000 117.19 352
330
CaixaBank SA 03/08/23 EUR 200,000 75.25 150
156
Canpack SA / Eastern PA Land Investment Holding LLC 01/08/21 EUR 100,000 125.03 125
94
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 325,000 102.74 334
267
Cemex SAB de CV 05/24/21 200,000 100.20 200
173
CGN Power Co., Ltd. 02/18/22 HKD 2,392,000 0.26 611
586
Chegg, Inc. 08/02/22 2,127,000 81.28 1,729
1,592
Chegg, Inc. 05/10/23 218,000 87.69 191
192
China Government International Bond 09/21/22 953,000 99.25 946
943
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 11,800 22.44 265
189
Clearway Energy Operating LLC 02/01/22 161,000 90.30 145
133
Clearway Energy Operating LLC 04/03/23 100,000 84.09 84
82
Coinbase Global, Inc. 03/21/23 3,468,000 71.76 2,489
2,654
ConvaTec Group PLC 05/12/23 GBP 227,232 2.77 629
608
Cooperatieve Rabobank UA 09/02/19 EUR 200,000 109.71 219
186
Costa Rica Government International Bond 05/16/23 412,000 101.43 418
417
Country Garden Holdings Co., Ltd. 01/29/20 200,000 101.83 204
30
Crown European Holdings SA 05/10/18 EUR 300,000 115.27 346
319
DigitalOcean Holdings, Inc. 07/28/22 1,857,000 79.92 1,484
1,469
Dino Polska SA 01/12/21 PLN 4,478 70.77 317
499
DNB Bank ASA 11/05/19 205,000 100.00 205
194
Dominican Republic Government International Bond 09/20/22 204,000 86.42 176
192
Dominican Republic Government International Bond 03/20/23 457,000 98.83 452
462
Dominican Republic Government International Bond 01/31/23 382,000 99.91 382
386
DraftKings, Inc. 05/22/23 225,000 75.91 171
173
Ecuador Government International Bond 09/20/22 790,150 44.42 351
272
Ecuador Government International Bond 09/22/22 228,646 56.00 128
108
Egypt Government International Bond 09/20/22 1,111,000 64.01 711
717
El Salvaor Government International Bond 09/21/22 374,000 33.20 124
258
Electricite de France SA 04/24/18 GBP 300,000 135.51 407
357
Enel SpA 05/19/21 EUR 200,000 95.92 192
164
Energias de Portugal SA 05/03/22 EUR 100,000 84.53 85
86
Eskom Holdings SOC, Ltd. 10/06/22 200,000 84.65 169
180

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Etalon Group PLC 12/18/18 185,343 — 331
—
Eurofins Scientific SE 02/05/20 EUR 100,000 105.58 106
110
Eurofins Scientific SE 03/09/23 EUR 100,000 109.70 110
101
Export-Import Bank of India 09/20/22 316,000 80.84 255
254
Falabella SA 02/24/22 200,000 94.28 189
159
Faurecia SE 06/13/23 EUR 100,000 90.45 90
93
Fiverr International, Ltd. 01/10/23 1,598,000 86.71 1,386
1,368
Frasers Logistics & Commercial Trust 10/08/21 SGD 167,700 1.04 175
154
Gabon Government International Bond 10/11/22 200,000 69.31 139
169
Gaci First Investment Co. 05/23/23 200,000 89.28 179
179
Galaxy Pipeline Assets Bidco, Ltd. 09/20/22 564,211 80.14 452
455
Ganfeng Lithium Group Co., Ltd. 04/29/22 HKD 37,160 8.55 318
238
Ghana Government International Bond 09/20/22 703,000 39.41 277
320
Goodyear Europe BV 03/08/22 EUR 122,000 99.10 121
119
Graphic Packaging International LLC 02/13/23 EUR 200,000 95.99 192
191
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
96
Greenko Power II, Ltd. 01/25/22 185,500 98.75 183
163
Grifols Escrow Issuer SA 02/09/22 EUR 284,000 108.79 309
269
Grifols Escrow Issuer SA 09/28/21 EUR 100,000 116.87 117
95
Guatemala Government International Bond 10/19/22 318,000 90.25 287
303
Guatemala Government International Bond 06/06/23 401,000 100.00 401
410
GUSAP III, LP 05/03/23 200,000 93.19 186
185
Halyk Savings Bank of Kazakhstan JSC 12/10/21 18,386 11.93 219
263
Hanesbrands, Inc. 08/08/19 589,000 102.30 603
552
HCA, Inc. 04/28/23 306,000 93.94 287
282
Hungary Government International Bond 07/19/23 459,000 102.30 470
467
Hungary Government International Bond 12/09/22 361,000 62.53 226
231
Hungary Government International Bond 01/04/23 200,000 99.34 199
203
Ibercaja Banco SA 01/16/20 EUR 100,000 111.37 111
100
Iliad SA 09/16/21 EUR 300,000 109.11 327
287
Infrastrutture Wireless Italiane SpA 01/25/21 EUR 100,000 124.12 124
97
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 6,342 10.92 69
80
Integra LifeSciences Holdings Corp. 05/24/23 238,000 90.46 215
223
InterGlobe Aviation, Ltd. 06/10/22 INR 6,843 23.26 159
216
Intesa Sanpaolo SpA 02/20/20 EUR 250,000 107.89 270
205
Ionis Pharmaceuticals, Inc. 05/17/21 1,063,000 95.31 1,013
991
IQVIA, Inc. 04/04/22 EUR 276,000 92.19 254
264
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
237
Iron Mountain, Inc. 04/28/23 220,000 86.93 191
190
Iron Mountain, Inc. 06/13/23 109,000 90.84 99
99
Itau Unibanco Holding SA 01/12/21 200,000 99.74 199
186
Ivory Coast Government International Bond 09/20/22 129,263 91.22 118
122
Jordan Government International Bond 09/20/22 299,000 81.55 244
266
Jordan Government International Bond 04/04/23 46,000 98.86 45
46
Kazakhstan Government International Bond 09/20/22 282,000 84.18 237
256
KazMunayGas National Co. JSC 05/19/23 292,000 76.58 224
231
Khazanah Capital, Ltd. 07/17/23 404,000 99.93 404
400
Khazanah Global Sukuk Bhd 07/19/23 250,000 100.00 250
247
Klabin Austria GmbH 03/24/21 200,000 96.78 194
162
Koninklijke KPN NV 02/04/22 EUR 200,000 107.49 215
208
Kraft Heinz Foods Co. 01/20/23 GBP 324,000 121.44 393
392
KSA Sukuk, Ltd. 05/15/23 1,110,000 99.67 1,106
1,079
Kuaishou Technology 06/10/22 HKD 75,900 9.68 735
656
La Banque Postale SA 11/09/21 EUR 400,000 108.77 435
299
La Francaise des Jeux SAEM 05/06/22 EUR 3,856 36.17 139
147
Lagardere SA 11/23/21 EUR 100,000 112.57 113
108
Lebanon Government International Bond 10/31/22 1,578,000 6.55 103
113
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Levi Strauss & Co. 02/02/21 561,000 98.95 555
460
Liberty Latin America, Ltd. 11/16/22 1,010,000 93.87 948
952
Liberty Media Corp. 04/21/23 173,000 90.69 157
163
LKQ Corp. 05/15/23 93,000 100.01 93
94
Longfor Group Holdings, Ltd. 04/21/23 HKD 133,000 2.45 326
355
Lorca Telecom Bondco SA 10/05/21 EUR 200,000 118.64 237
206
Loxam SAS 03/24/22 EUR 100,000 108.42 108
105
Lumentum Holdings, Inc. 06/01/23 1,008,000 78.78 794
773
LXI REIT PLC 07/01/22 GBP 51,929 1.74 90
63
Lyft, Inc. 01/09/23 1,288,000 91.53 1,179
1,173

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 419
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
MARB BondCo PLC 05/03/23 200,000 75.16 150
148
Marks & Spencer PLC 01/08/20 GBP 467,000 116.52 544
540
Matterhorn Telecom SA 04/13/23 EUR 109,000 103.27 113
113
MDGH GMTN RSC, Ltd. 06/22/23 452,000 105.38 476
475
Medline Borrower, LP 09/30/21 206,000 93.84 193
180
Meritage Homes Corp. 07/28/23 44,000 89.88 40
39
MHP SE 03/10/17 69,777 9.68 676
250
Millicom International Cellular SA 03/08/22 200,000 91.65 183
159
Mongolia Government International Bond 06/13/23 205,000 82.68 169
175
Morocco Government International Bond 03/01/23 284,000 98.93 281
286
NAC Kazatomprom JSC 10/15/19 26,803 18.34 491
725
Netflix, Inc. 02/03/22 EUR 150,000 107.51 161
158
Network i2i, Ltd. 10/08/19 200,000 100.00 200
196
Nexans SA 05/16//23 EUR 200,000 111.84 224
229
Nexi SpA 04/25/23 EUR 200,000 83.58 167
170
Nigeria Government International Bond 09/20/22 521,000 69.23 361
431
Nigeria Government International Bond 02/16/23 400,000 83.26 333
375
NIO, Inc. 06/20/23 337,000 95.43 322
325
Novelis Corp. 03/06/20 197,000 99.20 195
177
Novelis Corp. 11/22/21 81,000 91.31 74
67
NuVasive, Inc. 11/22/22 2,245,000 90.93 2,041
2,032
Ocado Group PLC 05/03/23 GBP 100,000 95.97 96
109
OI European Group BV 07/19/23 28,000 91.53 26
25
Olympus Water US Holding Corp. 11/12/21 EUR 110,000 112.02 123
83
Oman Government International Bond 09/20/22 836,000 103.35 864
867
Oman Government International Bond 09/20/22 200,000 90.09 180
204
Orbia Advance Corp. SAB de CV 05/04/22 200,000 83.99 168
159
Orsted A/S 06/09/22 GBP 100,000 98.43 98
86
Pakistan Government International Bond 03/22/23 220,000 39.26 86
117
Pakistan Government International Bond 09/20/22 302,000 41.81 126
148
Paraguay Government International Bond 09/20/22 384,000 77.91 299
308
Paraguay Government International Bond 06/28/23 420,000 100.24 421
421
Pension Insurance Corp. PLC 01/30/23 GBP 100,000 98.66 99
96
Petroleos del Peru SA 09/20/22 416,000 64.19 267
279
Petroleos Mexicanos 04/28/23 1,207,000 91.60 1,106
1,124
Petronas Capital, Ltd. 09/20/22 448,000 85.55 383
373
Phoenix Group Holdings PLC 01/30/19 GBP 200,000 107.05 214
202
Post Holdings, Inc. 02/11/20 52,000 100.05 52
46
Post Holdings, Inc. 02/24/21 246,000 95.82 236
209
Poste Italiane SpA 06/17/22 EUR 13,002 9.52 124
149
Qatar Government International Bond 02/16/23 215,000 100.12 215
215
Qatar Government International Bond 09/20/22 294,000 93.90 276
266
Qatar Government International Bond 02/28/23 200,000 95.04 190
192
Qatar Petroleum 09/20/22 752,000 85.09 640
626
Q-Park Holding I BV 02/06/20 EUR 109,000 109.78 120
106
Republic of Kenya Government International Bond 03/22/23 386,000 83.46 322
349
Republic of Serbia Government International Bond 01/19/23 271,000 97.78 265
272
Republic of Uzbekistan Government International Bond 01/17/23 200,000 83.00 166
164
RingCentral, Inc. 08/03/22 877,000 89.66 786
807
Romania Government International Bond 05/17/23 16,000 106.61 17
18
Romania Government International Bond 01/10/23 156,000 97.08 151
153
Romania Government International Bond 01/05/23 250,000 99.47 249
282
Romania Government International Bond 01/05/23 298,000 99.95 298
320
Samsung Biologics Co., Ltd. 04/22/22 KRW 804 636.75 512
483
Sappi Papier Holding GmbH 06/21/23 160,000 99.51 159
152
Saudi Arabian Oil Co. 06/13/22 SAR 91,087 8.21 747
787
Saudi Government International Bond 01/10/23 421,000 92.06 388
387
Sealed Air Corp. 01/26/21 400,000 103.68 415
369
Senegal Government International Bond 09/20/22 200,000 70.85 142
150
Shimao Group Holdings, Ltd. 12/03/21 200,000 72.44 145
16
Siemens Healthineers AG 02/05/21 EUR 11,037 56.93 628
641
SIG Combibloc PurchaseCo SARL 02/15/21 EUR 200,000 124.86 250
211
Signify NV 06/10/22 EUR 33,004 32.17 1,062
1,038
Smurfit Kappa Treasury ULC 05/09/22 EUR 113,000 86.29 98
92
Snap, Inc. 05/10/23 2,182,000 71.02 1,550
1,567
SoFi Technologies, Inc. 01/12/23 3,170,000 75.42 2,391
2,698
Solvay SA 10/26/21 EUR 200,000 118.87 238
203
SPCM SA 09/09/21 200,000 100.00 200
166

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SPCM SA 11/17/21 200,000 99.25 198
179
Splunk, Inc. 10/13/22 392,000 99.36 389
389
Sri Lanka Government International Bond 09/20/22 669,000 100.00 669
299
Stem, Inc. 07/13/23 807,000 62.18 502
497
Stora Enso OYJ 06/19/19 150,000 114.83 172
153
Stora Enso OYJ 03/13/17 200,000 113.10 226
205
Summit Digitel Infrastructure Private, Ltd. 10/11/21 200,000 96.11 192
159
Taylor Morrison Communities, Inc. 04/29/22 255,000 91.84 234
238
Teladoc Health, Inc. 07/26/23 1,064,000 80.76 859
860
Telefonica Europe BV 10/04/21 EUR 200,000 110.98 222
175
Telenet Finance Luxembourg Notes SARL 06/12/23 200,000 92.68 185
183
TenneT Holding BV 06/09/22 EUR 100,000 102.65 103
104
TerraForm Power Operating LLC 01/28/20 307,000 102.58 315
271
Transnet SOC, Ltd. 01/30/23 200,000 100.00 200
199
Turk Telekomunikasyon AS 03/10/17 230,000 99.31 228
223
Turkiye Ihracat Kredi Bankasi AS 01/24/23 200,000 99.51 199
203
Ukraine Government International Bond 09/20/22 1,290,000 26.01 336
404
UniCredit SpA 03/06/20 EUR 200,000 96.90 194
175
UnipolSai Assicurazioni SpA 12/21/20 EUR 200,000 133.32 267
194
United Kingdom Gilt 06/19/23 GBP 200,000 118.07 236
237
Unity Software, Inc. 07/11/23 234,000 80.28 188
187
UPC Broadband Finco BV 01/21/22 200,000 100.71 201
168
Veolia Environnement SA 01/06/22 EUR 100,000 112.34 112
93
Veolia Environnement SA 12/09/20 EUR 100,000 122.92 123
92
Verallia SA 04/03/23 EUR 100,000 89.73 90
91
Vmed O2 UK Financing I PLC 10/15/21 GBP 308,000 138.62 427
312
Volvo Car AB 05/17/23 EUR 200,000 103.25 206
214
VZ Vendor Financing II BV 09/21/21 EUR 300,000 116.69 350
265
Wayfair, Inc. 01/09/23 2,769,000 69.97 1,938
2,401
Western Digital Corp. 04/14/20 1,714,000 98.80 1,693
1,670
WH Group, Ltd. 12/10/21 HKD 317,000 0.62 195
172
Wix.com, Ltd. 11/10/22 617,000 87.87 542
544
Worldline SA 06/17/20 EUR 16,573 63.51 1,053
657
WuXi AppTec Co., Ltd. 06/11/21 HKD 26,000 20.89 543
245
Yellow Cake PLC 07/08/19 GBP 62,031 2.64 164
344
Zambia Government International Bond 10/10/22 200,000 100.00 200
105
ZF Finance GmbH 05/31/23 EUR 100,000 105.33 105
105
ZF Finance GmbH 07/27/23 EUR 100,000 94.04 94
98
ZhongAn Online P&C Insurance Co., Ltd. 01/19/23 HKD 140,400 3.22 452
458
Ziggo Bond Co. BV 02/05/20 EUR 100,000 109.97 110 84
84,989
For a description of restricted securities see note 5 in the Notes to Quarterly Reports.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 18 EUR 1,352 08/23
32
DAX Index Futures 3 EUR 1,241 09/23
14
Dow Jones Index Futures 557 USD 18,988 09/23
843
EURO STOXX 50 Index Futures 26 EUR 1,169 09/23
39
FTSE 100 Index Futures 15 GBP 1,153 09/23
18
FTSE/MIB Index Futures 3 EUR 447 09/23
35
Hang Seng Index Futures 3 HKD 3,030 08/23
14
IBEX 35 Index Futures 4 EUR 387 08/23
10
MSCI Emerging Markets Index Futures 132 USD 6,958 09/23
218
MSCI Singapore Index Futures 496 SGD 15,150 08/23
363
OMXS30 Index Futures 16 SEK 3,609 08/23
(1)
S&P 500 E-Mini Index Futures 574 USD 132,436 09/23
6,688

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 421
Futures Contracts
Amounts in thousands (except contract amounts )
S&P/TSX 60 Index Futures 13 CAD 3,224 09/23
81
SPI 200 Index Futures 47 AUD 8,646 09/23
202
TOPIX Index Futures 13 JPY 302,510 09/23
97
United States 2 Year Treasury Note Futures 626 USD 127,098 09/23
(1,984)
United States 5 Year Treasury Note Futures 89 USD 9,507 09/23
(199)
United States 10 Year Treasury Note Futures 1,060 USD 118,091 09/23
(2,990)
United States Treasury Ultra Bond Futures 3 USD 397 09/23 (7)
Short Positions
EURO STOXX 50 Index Futures 356 EUR 16,006 09/23
(470)
Euro-Bobl Futures 7 EUR 811 09/23
(1)
Euro-Bund Futures 1 EUR 133 09/23
2
FTSE 100 Index Futures 40 GBP 3,075 09/23
(48)
Hang Seng Index Futures 317 HKD 320,217 08/23
(1,502)
Russell 2000 E-Mini 100 Index Futures 748 USD 75,309 09/23
(4,639)
TOPIX Index Futures 77 JPY 1,791,790 09/23 (564)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,749)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Morgan Stanley Call 64 4,500.00 USD 28,800 12/15/23 (1,651)
S&P 500 Index Morgan Stanley Put 64 3,450.00 USD 22,080 12/15/23 (79)
Total Liability for Options Written (premiums received $1,337) (1,730)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 70 CAD 93 08/01/23 —
Bank of America USD 369 CAD 488 08/01/23 1
Bank of America USD 145 CHF 126 08/02/23 —
Bank of America USD 251 DKK 1,704 08/01/23 —
Bank of America USD 1,294 EUR 1,177 08/01/23 —
Bank of America USD 96 GBP 74 08/01/23 —
Bank of America USD 315 GBP 245 08/01/23 —
Bank of America USD 142 GBP 110 08/02/23 —
Bank of America USD 1,065 SEK 11,212 08/01/23 —
Bank of America USD 3,103 SEK 33,763 08/10/23 105
Bank of America USD 75 SGD 99 08/01/23 —
Bank of America USD 273 TRY 7,366 08/01/23 —
Bank of America USD 71 ZAR 1,250 08/02/23 (1)
Bank of America AUD 130 USD 87 08/01/23 (1)
Bank of America EUR 139 USD 154 08/01/23 1
Bank of America EUR 2,330 USD 2,577 09/20/23 9
Bank of America GBP 53 USD 69 08/01/23 —
Bank of America HKD 1,406 USD 180 08/01/23 —
Bank of America HKD 295 USD 38 08/02/23 —
Bank of America JPY 246,081 USD 1,767 08/01/23 38
Bank of America JPY 869,962 USD 6,199 08/01/23 82
Bank of America JPY 34,652 USD 243 08/02/23 —
Bank of America MXN 1,351 USD 81 08/01/23 —
Bank of America NOK 787 USD 77 08/01/23 —
Bank of America SEK 180 USD 17 08/10/23 —
Bank of America SGD 22 USD 16 08/01/23 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,059 AUD 1,550 09/20/23 (16)
Bank of New York USD 914 CAD 1,213 09/20/23 6
Bank of New York USD 573 CHF 510 09/20/23 14
Bank of New York USD 721 EUR 662 09/20/23 8
Bank of New York USD 90 NZD 145 08/10/23 1
Bank of New York USD 5,850 NZD 9,461 08/10/23 26
Bank of New York DKK 6,388 USD 935 09/20/23 (10)
Bank of New York GBP 789 USD 1,002 09/20/23 (11)
Bank of New York HKD 14,119 USD 1,807 09/20/23 (4)
Bank of New York JPY 407,159 USD 2,963 09/20/23 80
HSBC USD 1,060 AUD 1,550 09/20/23 (17)
HSBC USD 914 CAD 1,213 09/20/23 6
HSBC USD 573 CHF 510 09/20/23 14
HSBC USD 721 EUR 662 09/20/23 8
HSBC USD 8,964 JPY 1,248,440 09/20/23 (120)
HSBC DKK 6,388 USD 935 09/20/23 (11)
HSBC GBP 789 USD 1,001 09/20/23 (11)
HSBC HKD 14,119 USD 1,807 09/20/23 (4)
HSBC JPY 407,159 USD 2,962 09/20/23 78
Royal Bank of Canada USD 3,136 AUD 4,701 08/10/23 22
Royal Bank of Canada USD 1,059 AUD 1,550 09/20/23 (16)
Royal Bank of Canada USD 36 CAD 47 08/02/23 —
Royal Bank of Canada USD 914 CAD 1,213 09/20/23 7
Royal Bank of Canada USD 573 CHF 510 09/20/23 15
Royal Bank of Canada USD 721 EUR 662 09/20/23 8
Royal Bank of Canada USD 13 JPY 1,875 08/10/23 —
Royal Bank of Canada AUD 4,701 USD 3,136 08/10/23 (23)
Royal Bank of Canada CAD 4,247 USD 3,209 08/10/23 (12)
Royal Bank of Canada CHF 3,930 USD 4,442 09/20/23 (87)
Royal Bank of Canada DKK 6,388 USD 935 09/20/23 (11)
Royal Bank of Canada GBP 789 USD 1,002 09/20/23 (11)
Royal Bank of Canada GBP 2,120 USD 2,710 09/20/23 (11)
Royal Bank of Canada HKD 14,119 USD 1,807 09/20/23 (4)
Royal Bank of Canada JPY 388,404 USD 2,699 08/10/23 (35)
Royal Bank of Canada JPY 407,159 USD 2,961 09/20/23 78
State Street USD 66 BRL 311 08/01/23 —
State Street USD 41 GBP 32 08/10/23 —
State Street USD 5,827 GBP 4,584 08/10/23 58
State Street USD 67 HKD 520 08/01/23 —
State Street USD 76 KRW 96,972 08/01/23 —
State Street USD 169 KRW 215,007 08/01/23 (1)
State Street USD 73 SEK 778 09/20/23 1
State Street BRL 364 USD 77 08/01/23 —
State Street EUR 26 USD 29 08/10/23 —
State Street EUR 2,463 USD 2,679 08/10/23 (30)
State Street EUR 150 USD 165 09/21/23 (1)
State Street EUR 5,625 USD 6,170 09/21/23 (30)
State Street EUR 5,625 USD 6,170 09/21/23 (30)
State Street GBP 2,650 USD 3,394 09/21/23 (7)
State Street PHP 3,931 USD 72 08/02/23 —
State Street TWD 2,626 USD 84 08/01/23 —
State Street TWD 4,257 USD 135 08/01/23 —
State Street TWD 18,004 USD 573 08/01/23 —
Toronto Dominion Bank USD 1,062 AUD 1,550 09/20/23 (18)
Toronto Dominion Bank USD 914 CAD 1,213 09/20/23 6

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 423
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank USD 574 CHF 510 09/20/23 14
Toronto Dominion Bank USD 722 EUR 662 09/20/23 8
Toronto Dominion Bank DKK 6,388 USD 935 09/20/23 (10)
Toronto Dominion Bank GBP 789 USD 1,002 09/20/23 (10)
Toronto Dominion Bank HKD 14,119 USD 1,807 09/20/23 (4)
Toronto Dominion Bank JPY 407,159 USD 2,964 09/20/23 80
UBS USD 1,062 AUD 1,550 09/20/23 (19)
UBS USD 914 CAD 1,213 09/20/23 6
UBS USD 152 CHF 132 08/10/23 (1)
UBS USD 574 CHF 510 09/20/23 14
UBS USD 722 EUR 662 09/20/23 7
UBS CHF 8,053 USD 8,996 08/10/23 (247)
UBS DKK 6,388 USD 936 09/20/23 (9)
UBS EUR 5,660 USD 6,323 09/20/23 85
UBS GBP 789 USD 1,003 09/20/23 (10)
UBS HKD 14,119 USD 1,807 09/20/23 (4)
UBS JPY 407,159 USD 2,966 09/20/23 82
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 121
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America USD 34,000 (1.000%)
(2)
06/20/28
2,337 (1,043) 1,294
CDX NA High Yield Index Bank of America USD 17,100 (5.000%)
(2)
06/20/28 (346) (259) (605)
Total Open Credit Indices - Purchase Protection Contracts 1,991 (1,302) 689
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. Morgan Stanley 1.116% USD 243 5.000%
(2)
12/20/28
25 3 28
Altice France SA Morgan Stanley 0.668% EUR 213 5.000%
(2)
06/20/28
(26) (52) (78)
Anglo American PLC Morgan Stanley 1.161% EUR 30 5.000%
(2)
12/20/28
5 — 5
Arcelor Mittal Morgan Stanley 1.141% EUR 120 5.000%
(2)
12/20/28
17 2 19
Avis Budget Group, Inc. Morgan Stanley 1.070% USD 60 5.000%
(2)
12/20/28
4 — 4
Calpine Corp. Morgan Stanley 1.038% USD 223 5.000%
(2)
12/20/27
2 6 8
Cellnex Telecom, SA Morgan Stanley 1.150% EUR 100 5.000%
(2)
12/20/28
16 — 16
Cleveland-Cliffs, Inc. Morgan Stanley 1.088% USD 225 5.000%
(2)
12/20/28
17 3 20
CNH Industrial NV Morgan Stanley 1.161% EUR 100 5.000%
(2)
12/20/28
18 — 18
CSC Holdings, LLC Morgan Stanley 0.607% USD 100 5.000%
(2)
12/20/27
(5) (34) (39)
Ford Motor Co. Morgan Stanley 1.103% USD 300 5.000%
(2)
12/20/28
29 2 31
Forvia Goldman Sachs 2.603% EUR 100 5.000%
(2)
12/20/28
8 4 12
General Motors Co. Morgan Stanley 1.147% USD 180 5.000%
(2)
12/20/28
25 1 26
KB Home Morgan Stanley 1.148% USD 88 5.000%
(2)
12/20/28
13 — 13

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Asset Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Macys, Inc. Morgan Stanley 0.872% USD 200 1.000%
(2)
12/20/28
(27) 1 (26)
Navient Corp. Morgan Stanley 1.052% USD 300 5.000%
(2)
12/20/28
11 4 15
Nordstrom, Inc. Morgan Stanley 0.837% USD 250 1.000%
(2)
12/20/28
(36) (5) (41)
NRG Energy, Inc. Morgan Stanley 1.070% USD 427 5.000%
(2)
12/20/28
24 6 30
OI European Group BV JPMorgan Chase 2.582% EUR 198 5.000%
(2)
12/20/28
20 4 24
Renault Morgan Stanley 0.984% EUR 100 1.000%
(2)
12/20/26
(2) — (2)
Rexel USA Morgan Stanley 1.162% EUR 250 5.000%
(2)
12/20/28
38 7 45
Schaeffler AG Morgan Stanley 1.913% EUR 75 5.000%
(2)
12/20/28
11 1 12
Stellantis NV Morgan Stanley 1.169% EUR 58 5.000%
(2)
12/20/28
11 — 11
Telecom Italia SpA Morgan Stanley 0.877% EUR 375 1.000%
(2)
12/20/28
(51) — (51)
The Goodyear Tire & Rubber Co. Morgan Stanley 1.086% USD 478 5.000%
(2)
12/20/28
25 16 41
Thyssenkrupp AG Morgan Stanley 0.988% EUR 150 1.000%
(2)
06/20/26
(3) 1 (2)
Valeo SA Morgan Stanley 0.937% EUR 200 1.000%
(2)
12/20/28
(16) 2 (14)
Virgin Media Finance PLC Morgan Stanley 1.031% EUR 219 5.000%
(2)
12/20/28 2 6 8
Total Open Corporate Issues - Sell Protection Contracts 155 (22) 133
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 5,245 5.000%
(2)
06/20/28
30 154 184
Total Open Credit Indices - Sell Protection Contracts 30 154 184
Total Open Credit Default Swap Contracts (å) 2,176 (1,170) 1,006
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 92,262 $ —
$ —
$ 92,262
International Debt — 50,127 —
—
50,127
Non-US Bonds — 10,83 4 —
—
10,83 4
United States Government Treasuries — 5,337 —
—
5,337
Common Stocks
Consumer Discretionary 14,608 31,147 —
—
45,755
Consumer Staples 6,117 9,397 —
—
15,514
Energy 7,232 3,794 —
—
11,026
Financial Services 47,051 37,659 74
—
84,784
Health Care 19,860 14,484 —
—
34,344
Materials and Processing 23,246 16,797 —
—
40,043
Producer Durables 23,735 26,934 —
—
50,669
Technology 35,815 24,158 —
—
59,973

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 425
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Utilities 11,317 9,964 —
—
21,281
Preferred Stocks 837 1,425 — — 2,262
Options Purchased 200 — — — 200
Short-Term Investments — 21,29 9 — 63,719 85,01 8
Other Securities — — — 7,758 7,758
Total Investments 190,018 355,618 74 71,477 617,187
Other Financial Instruments
Assets
Futures Contracts 8,65 6 — — — 8,65 6
Foreign Currency Exchange Contracts 124 844 — — 96 8
Credit Default Swap Contracts — 1,864 — — 1,864
A
Liabilities
Futures Contracts (12,405) — — — (12,405)
Options Written (1,730) — — — (1,730)
Foreign Currency Exchange Contracts (5) (842) — — (847)
Credit Default Swap Contracts — (858) — — (858)
Total Other Financial Instruments
*
$ (5,360) $ 1,008 $ — $ — $ (4,352)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
463
Argentina ............................................................................................
558
Australia .............................................................................................
3,948
Austria ................................................................................................
177
Azerbaijan ..........................................................................................
300
Bahrain ...............................................................................................
1,062
Belgium ..............................................................................................
864
Bermuda .............................................................................................
601
Brazil ..................................................................................................
9,577
Burkina Faso ......................................................................................
338
Canada ................................................................................................
9,708
Chile ...................................................................................................
1,658

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
China ..................................................................................................
24,537
Colombia ............................................................................................
1,346
Costa Rica ..........................................................................................
417
Cyprus ................................................................................................
97
Denmark .............................................................................................
5,100
Dominican Republic ..........................................................................
1,039
Ecuador ..............................................................................................
380
Egypt ..................................................................................................
717
El Salvador .........................................................................................
258
Finland ...............................................................................................
2,115
France .................................................................................................
14,804
Gabon .................................................................................................
169
Germany .............................................................................................
7,899
Ghana .................................................................................................
1,556
Greece ................................................................................................
776
Guatemala ..........................................................................................
714
Hong Kong .........................................................................................
4,389
Hungary ..............................................................................................
901
India ...................................................................................................
9,312
Indonesia ............................................................................................
5,342
Ireland ................................................................................................
5,037
Israel ...................................................................................................
752
Italy ....................................................................................................
4,123
Ivory Coast .........................................................................................
122
Japan ..................................................................................................
35,374
Jordan .................................................................................................
312
Kazakhstan .........................................................................................
1,475
Kenya .................................................................................................
349
Luxembourg .......................................................................................
2,129
Macao .................................................................................................
1,868
Malaysia .............................................................................................
1,091
Mexico ...............................................................................................
4,350
Mongolia ............................................................................................
175
Montenegro ........................................................................................
113
Morocco .............................................................................................
286
Myanmar ............................................................................................
74
Netherlands ........................................................................................
7,469
New Zealand ......................................................................................
145
Nigeria ................................................................................................
806
Norway ...............................................................................................
779
Oman ..................................................................................................
1,071
Pakistan ..............................................................................................
265
Panama ...............................................................................................
1,140
Paraguay .............................................................................................
729
Peru ....................................................................................................
1,340
Philippines ..........................................................................................
2,157
Poland ................................................................................................
1,269
Portugal ..............................................................................................
241
Puerto Rico .........................................................................................
1,666
Qatar ...................................................................................................
1,298
Romania .............................................................................................
773
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,954
Senegal ...............................................................................................
150

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 427
Amounts in thousands
Country Exposure
Fair Value
$
Serbia .................................................................................................
271
Singapore ...........................................................................................
1,925
South Africa .......................................................................................
4,968
South Korea .......................................................................................
11,296
Spain ..................................................................................................
3,531
Sri Lanka ............................................................................................
299
Sweden ...............................................................................................
5,826
Switzerland ........................................................................................
7,515
Taiwan ................................................................................................
9,400
Thailand .............................................................................................
1,308
Turkey ................................................................................................
2,312
Ukraine ...............................................................................................
796
United Arab Emirates .........................................................................
1,956
United Kingdom .................................................................................
21,680
United States ......................................................................................
349,008
Uruguay ..............................................................................................
897
Uzbekistan ..........................................................................................
164
Zambia ...............................................................................................
1,031
Total Investments ............................................................................... 617,187

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.8%
Consumer Discretionary - 13.3%
Amazon.com, Inc.(Æ) 109,972 14,701
Amerco, Inc. 3,474 199
Atlanta Braves Holdings, Inc. Class C(Æ) 95 4
AutoNation, Inc.(Æ) 2,050 330
AutoZone, Inc.(Æ) 306 759
Axon Enterprise, Inc.(Æ) 1,550 288
Bath & Body Works, Inc. 13,732 509
Best Buy Co., Inc. 6,917 574
BJ's Wholesale Club Holdings, Inc.(Æ) 3,827 254
BorgWarner, Inc. 9,156 426
Boyd Gaming Corp. 4,914 336
Brunswick Corp. 3,531 305
Cable One, Inc. 114 83
Caesars Entertainment, Inc.(Æ) 3,014 178
Capri Holdings, Ltd.(Æ) 5,595 206
CarMax, Inc.(Æ) 4,504 372
Charter Communications, Inc. Class A(Æ) 2,348 951
Chipotle Mexican Grill, Inc. Class A(Æ) 571 1,120
Churchill Downs, Inc. 896 104
Comcast Corp. Class A 63,344 2,867
Costco Wholesale Corp. 4,273 2,396
Coupang, Inc.(Æ) 18,666 339
Crocs, Inc.(Æ) 1,746 189
Curtiss-Wright Corp. 1,058 202
Deckers Outdoor Corp.(Æ) 910 495
Dick's Sporting Goods, Inc. 3,406 480
Dollar General Corp. 516 87
Dollar Tree, Inc.(Æ) 1,028 159
DR Horton, Inc. 11,507 1,462
DraftKings, Inc. Class A(Æ) 7,230 230
eBay, Inc. 8,179 364
Expedia Group, Inc.(Æ) 1,155 142
FactSet Research Systems, Inc. 1,610 700
Five Below, Inc.(Æ) 960 200
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 146
Ford Motor Co. 71,558 945
Fox Corp. Class A 14,397 482
Gap, Inc. (The) 18,270 188
Garmin, Ltd. 5,059 536
General Motors Co. 29,055 1,115
Genuine Parts Co. 4,604 717
Grand Canyon Education, Inc.(Æ) 2,292 249
Harley-Davidson, Inc. 9,061 350
Hilton Worldwide Holdings, Inc. 2,487 387
Home Depot, Inc. (The) 7,708 2,573
Interpublic Group of Cos., Inc. (The) 19,944 683
Kohl's Corp. 7,128 203
Las Vegas Sands Corp. 1,986 119
Lear Corp. 2,115 327
Leggett & Platt, Inc. 3,991 117
Lennar Corp. Class A 8,150 1,034
Liberty Broadband Corp. Class C(Æ) 1,505 134
Liberty Media Corp. Class C(Æ) 3,562 113
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 3,275 238
Lithia Motors, Inc. Class A 1,345 418
Live Nation Entertainment, Inc.(Æ) 2,282 200
Lowe's Cos., Inc. 3,331 780
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lululemon Athletica, Inc.(Æ) 2,184 827
Marriott International, Inc. Class A 3,686 744
Marriott Vacations Worldwide Corp. 1,284 165
McDonald's Corp. 4,753 1,394
MGM Resorts International 10,236 520
Netflix, Inc.(Æ) 4,379 1,922
New York Times Co. (The) Class A 7,004 285
News Corp. Class A 19,454 386
Nexstar Media Group, Inc. Class A 2,160 403
Nike, Inc. Class B 9,232 1,019
nVent Electric PLC 6,878 364
NVR, Inc.(Æ) 149 940
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 133
Omnicom Group, Inc. 8,381 709
O'Reilly Automotive, Inc.(Æ) 805 745
Paramount Global Class B 8,551 137
Penn Entertainment, Inc.(Æ) 3,168 83
Penske Automotive Group, Inc. 1,859 300
PulteGroup, Inc. 10,818 913
PVH Corp. 4,433 397
Ralph Lauren Corp. Class A 1,281 168
Ross Stores, Inc. 936 107
Royal Caribbean Cruises, Ltd.(Æ) 2,711 296
Sensata Technologies Holding PLC 5,184 219
Service Corp. International 4,005 267
Skechers USA, Inc. Class A(Æ) 5,486 305
Starbucks Corp. 9,722 987
Tapestry, Inc. 10,881 469
Target Corp. 3,432 468
Tesla, Inc.(Æ) 29,075 7,776
Texas Roadhouse, Inc. Class A 1,858 207
TJX Cos., Inc. (The) 14,780 1,279
Toll Brothers, Inc. 4,191 337
Tractor Supply Co. 3,343 749
Travel + Leisure Co. 5,047 206
TripAdvisor, Inc.(Æ) 4,785 89
Ulta Beauty, Inc.(Æ) 1,599 711
Walmart, Inc. 15,528 2,482
Walt Disney Co. (The)(Æ) 6,222 553
Warner Bros Discovery, Inc.(Æ) 53,485 699
Whirlpool Corp. 1,531 221
Williams-Sonoma, Inc. 3,841 533
Wingstop, Inc. 532 90
World Wrestling Entertainment, Inc. Class A 1,264 133
Wynn Resorts, Ltd. 1,004 109
YETI Holdings, Inc.(Æ) 2,278 97
Yum! Brands, Inc. 2,415 332
76,340
Consumer Staples - 4.9%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 143
Altria Group, Inc. 8,114 368
Aramark 2,461 99
Archer-Daniels-Midland Co. 16,587 1,409
Boston Beer Co., Inc. Class A(Æ) 442 164
Brown-Forman Corp. Class B - ADR 2,082 147
Bunge, Ltd. 3,973 432
Campbell Soup Co. 7,310 335
Casey's General Stores, Inc. 2,362 597

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Celsius Holdings, Inc.(Æ) 1,474 213
Church & Dwight Co., Inc. 7,731 740
Clorox Co. (The) 1,775 269
Coca-Cola Co. (The) 41,089 2,545
Colgate-Palmolive Co. 3,818 291
Conagra Brands, Inc. 18,348 602
CVS Health Corp. 26,792 2,001
Estee Lauder Cos., Inc. (The) Class A 1,212 218
Flowers Foods, Inc. 4,901 121
General Mills, Inc. 8,889 664
Hershey Co. (The) 4,294 993
Hormel Foods Corp. 2,253 92
Ingredion, Inc. 5,002 556
JM Smucker Co. (The) 3,381 509
Kellogg Co. 4,248 284
Kimberly-Clark Corp. 2,386 308
Kraft Heinz Co. (The) 25,087 908
Kroger Co. (The) 26,498 1,289
McCormick & Co., Inc. 3,152 282
Molson Coors Beverage Co. Class B 7,021 490
Mondelez International, Inc. Class A 8,681 643
Monster Beverage Corp.(Æ) 17,331 996
PepsiCo, Inc. 17,853 3,347
Performance Food Group Co.(Æ) 2,304 138
Philip Morris International, Inc. 5,401 539
Procter & Gamble Co. (The) 24,188 3,781
Reynolds Consumer Products, Inc. 3,726 103
Sysco Corp. 4,117 314
Tyson Foods, Inc. Class A 4,246 237
US Foods Holding Corp.(Æ) 6,503 278
Walgreens Boots Alliance, Inc. 18,270 548
27,993
Energy - 4.2%
Cabot Oil & Gas Corp. 26,677 735
Chevron Corp. 22,238 3,639
Devon Energy Corp. 16,133 871
Diamondback Energy, Inc. 5,129 756
Enphase Energy, Inc.(Æ) 2,244 341
EOG Resources, Inc. 9,099 1,206
EQT Corp. 12,258 517
Exxon Mobil Corp. 54,529 5,848
First Solar, Inc.(Æ) 1,598 331
Halliburton Co. 17,271 675
Hess Corp. 2,165 328
HF Sinclair Corp. 4,216 220
Kinder Morgan, Inc. 26,255 465
Marathon Oil Corp. 18,500 486
Marathon Petroleum Corp. 9,707 1,291
NOV, Inc. 11,219 225
Occidental Petroleum Corp. 13,775 870
ONEOK, Inc. 2,575 173
PDC Energy, Inc. 2,086 158
Phillips 66 11,496 1,282
Pioneer Natural Resources Co. 4,707 1,062
Plug Power, Inc.(Æ)(Ñ) 7,747 102
Schlumberger NV 14,560 849
Texas Pacific Land Corp. 93 140
Valero Energy Corp. 11,510 1,484
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Williams Cos., Inc. (The) 4,298 148
24,202
Financial Services - 12.1%
Affiliated Managers Group, Inc. 1,040 144
Aflac, Inc. 13,539 979
Allstate Corp. (The) 4,702 530
Ally Financial, Inc. 4,692 143
American Express Co. 6,516 1,100
American Financial Group, Inc. 1,620 197
American Homes 4 Rent Class A(ö) 6,005 225
American International Group, Inc. 14,080 849
American Tower Corp.(ö) 2,767 527
Ameriprise Financial, Inc. 2,190 763
Aon PLC Class A 1,734 552
Apartment Income REIT Corp.(ö) 2,909 100
Apollo Global Management, Inc. 5,784 473
Arch Capital Group, Ltd.(Æ) 13,270 1,031
Arthur J Gallagher & Co. 3,995 858
Assurant, Inc. 1,238 167
AvalonBay Communities, Inc.(ö) 959 181
AXA Equitable Holdings 4,874 140
Bank of America Corp. 63,352 2,027
Bank of New York Mellon Corp. (The) 14,167 643
Bank OZK 2,969 130
Berkshire Hathaway, Inc. Class B(Æ) 20,891 7,353
BlackRock, Inc. Class A 963 712
Brighthouse Financial, Inc.(Æ) 2,736 143
Brown & Brown, Inc. 9,698 683
Capital One Financial Corp. 4,309 504
Carlyle Group, Inc. (The) 5,168 184
Cboe Global Markets, Inc. 4,037 564
CBRE Group, Inc. Class A(Æ) 10,999 916
Charles Schwab Corp. (The) 5,281 349
Chubb, Ltd. 6,968 1,424
Cincinnati Financial Corp. 3,637 391
Citigroup, Inc. 15,120 721
Citizens Financial Group, Inc. 3,907 126
CME Group, Inc. Class A 620 123
Coinbase Global, Inc. Class A(Æ) 2,717 268
Commerce Bancshares, Inc. 2,743 146
Crown Castle, Inc.(ö) 2,252 244
CubeSmart(ö) 5,777 251
Cullen/Frost Bankers, Inc. 570 62
Discover Financial Services 3,792 400
East West Bancorp, Inc. 3,957 246
EastGroup Properties, Inc. (ö) 625 111
EPR Properties(ö) 2,953 132
Equinix, Inc.(ö) 1,230 996
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 206
Equity Residential(ö) 3,535 233
Essex Property Trust, Inc.(ö) 677 165
Evercore, Inc. Class A 1,168 158
Everest Re Group, Ltd. 1,128 407
Extra Space Storage, Inc.(ö) 2,886 403
Fidelity National Financial, Inc. 9,324 365
Fifth Third Bancorp 4,047 118
First American Financial Corp. 3,491 221
First Citizens BancShares, Inc. Class A 324 464
First Industrial Realty Trust, Inc.(ö) 2,309 119

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Franklin Resources, Inc. 6,694 196
Gaming and Leisure Properties, Inc.(ö) 2,816 134
Globe Life, Inc. 3,328 373
Goldman Sachs Group, Inc. (The) 3,083 1,097
Hartford Financial Services Group, Inc. 9,511 684
Host Hotels & Resorts, Inc.(ö) 18,023 332
Huntington Bancshares, Inc. 12,415 152
Interactive Brokers Group, Inc. Class A 2,125 186
Intercontinental Exchange, Inc. 4,662 535
Invesco, Ltd. 8,886 149
Invitation Homes, Inc.(ö) 7,460 265
Iron Mountain, Inc. (ö) 4,828 296
Janus Henderson Group PLC 3,858 113
Jefferies Financial Group, Inc. 5,383 198
Jones Lang LaSalle, Inc.(Æ) 677 113
JPMorgan Chase & Co. 35,432 5,597
Kinsale Capital Group, Inc. 572 213
Lincoln National Corp. 5,679 159
Loews Corp. 4,121 258
LPL Financial Holdings, Inc. 2,880 661
M&T Bank Corp. 3,636 509
Markel Group, Inc.(Æ) 280 406
Marsh & McLennan Cos., Inc. 4,819 908
MasterCard, Inc. Class A 10,418 4,108
MetLife, Inc. 8,694 547
MGIC Investment Corp. 15,038 252
Mid-America Apartment Communities, Inc.
(ö) 1,198 179
Morgan Stanley 11,868 1,087
Nasdaq, Inc. 6,114 309
National Retail Properties, Inc.(ö) 5,492 234
New York Community Bancorp, Inc. 10,894 151
Northern Trust Corp. 2,573 206
Old Republic International Corp. 12,349 340
OneMain Holdings, Inc. 2,166 99
Pinnacle Financial Partners, Inc. 1,658 126
PNC Financial Services Group, Inc. (The) 5,585 765
Primerica, Inc. 1,046 222
Principal Financial Group, Inc. 4,358 348
Progressive Corp. (The) 6,674 841
Prologis, Inc.(ö) 2,623 327
Prudential Financial, Inc. 3,339 322
Public Storage(ö) 1,989 560
Raymond James Financial, Inc. 4,537 499
Realty Income Corp.(ö) 3,858 235
Regency Centers Corp.(ö) 2,272 149
Regions Financial Corp. 8,529 174
Reinsurance Group of America, Inc. Class A 851 119
Rexford Industrial Realty, Inc. (ö) 3,150 174
Ryan Specialty Holdings, Inc. Class A(Æ) 2,578 112
SEI Investments Co. 2,431 153
State Street Corp. 4,049 293
Stifel Financial Corp. 2,356 150
Synchrony Financial 7,590 262
T Rowe Price Group, Inc. 4,745 585
Tradeweb Markets, Inc. Class A 2,265 185
Travelers Cos., Inc. (The) 4,699 811
Truist Financial Corp. 13,484 448
UDR, Inc.(ö) 3,307 135
Unum Group 5,523 268
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
US Bancorp 14,517 576
VICI Properties, Inc.(ö) 6,092 192
Visa, Inc. Class A 20,060 4,769
Voya Financial, Inc. 1,947 145
Webster Financial Corp. 3,523 167
Western Union Co. (The) 28,594 348
Weyerhaeuser Co.(ö) 21,468 731
Willis Towers Watson PLC 2,394 506
Wintrust Financial Corp. 1,435 121
WP Carey, Inc.(ö) 1,744 118
WR Berkley Corp. 8,501 524
69,173
Health Care - 11.7%
10X Genomics, Inc. Class A(Æ) 1,581 100
Abbott Laboratories 14,336 1,596
AbbVie, Inc. 12,363 1,849
ABIOMED, Inc.(Š) 505 —
Agilent Technologies, Inc. 6,907 841
Align Technology, Inc.(Æ) 2,121 802
AmerisourceBergen Corp. Class A 2,291 428
Amgen, Inc. 4,229 990
Baxter International, Inc. 3,630 164
Becton Dickinson & Co. 1,507 420
Biogen, Inc.(Æ) 3,019 816
BioMarin Pharmaceutical, Inc.(Æ) 3,717 327
Boston Scientific Corp.(Æ) 18,499 959
Bristol-Myers Squibb Co. 22,062 1,372
Bruker Corp. 2,468 170
Cardinal Health, Inc. 5,447 498
Centene Corp.(Æ) 15,170 1,033
Chemed Corp. 436 227
Cigna Group (The) 7,286 2,150
Cooper Cos., Inc. (The) 1,714 671
Danaher Corp. 3,855 983
Dentsply Sirona, Inc. 2,066 86
DexCom, Inc.(Æ) 6,553 816
Doximity, Inc. Class A(Æ) 3,621 129
Edwards Lifesciences Corp.(Æ) 6,725 552
Elevance Health, Inc. 5,454 2,572
Eli Lilly & Co. 10,378 4,717
Encompass Health Corp. 1,020 67
Exact Sciences Corp.(Æ) 3,384 330
Exelixis, Inc.(Æ) 15,607 308
Fortrea Holdings, Inc.(Æ) 1,521 49
Gilead Sciences, Inc. 12,783 973
Globus Medical, Inc. Class A(Æ) 3,559 215
HCA Healthcare, Inc. 2,098 572
Henry Schein, Inc.(Æ) 5,162 407
Hologic, Inc.(Æ) 8,598 683
Horizon Therapeutics PLC(Æ) 6,603 662
Humana, Inc. 3,053 1,395
IDEXX Laboratories, Inc.(Æ) 1,758 975
Incyte Corp.(Æ) 3,475 221
Inspire Medical Systems, Inc.(Æ) 701 202
Insulet Corp.(Æ) 1,326 367
Intuitive Surgical, Inc.(Æ) 3,450 1,119
IQVIA Holdings, Inc.(Æ) 1,661 372
Jazz Pharmaceuticals PLC(Æ) 1,492 195
Johnson & Johnson 29,207 4,893

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Laboratory Corp. of America Holdings 1,521 325
Masimo Corp.(Æ) 881 108
McKesson Corp. 1,901 765
Medpace Holdings, Inc.(Æ) 492 125
Medtronic PLC 4,750 417
Merck & Co., Inc. 34,772 3,708
Moderna, Inc.(Æ) 3,180 374
Molina Healthcare, Inc.(Æ) 1,797 547
Neurocrine Biosciences, Inc.(Æ) 3,159 322
Penumbra, Inc.(Æ) 925 281
Pfizer, Inc. 83,037 2,994
Qiagen NV(Æ) 2,880 135
Quest Diagnostics, Inc. 5,828 788
QuidelOrtho Corp.(Æ) 1,061 93
Regeneron Pharmaceuticals, Inc.(Æ) 1,152 855
ResMed, Inc. 3,818 849
Seagen, Inc.(Æ) 1,684 323
ShockWave Medical, Inc.(Æ) 1,112 290
STERIS PLC 1,376 310
Stryker Corp. 3,318 940
Syneos Health, Inc. Class A(Æ) 3,736 158
Teleflex, Inc. 803 202
Thermo Fisher Scientific, Inc. 2,904 1,593
United Therapeutics Corp.(Æ) 3,175 771
UnitedHealth Group, Inc. 11,565 5,856
Universal Health Services, Inc. Class B 1,909 265
Veeva Systems, Inc. Class A(Æ) 2,793 570
Vertex Pharmaceuticals, Inc.(Æ) 3,995 1,408
Viatris, Inc. 36,321 382
Waters Corp.(Æ) 815 225
West Pharmaceutical Services, Inc. 1,349 496
Zimmer Biomet Holdings, Inc. 3,045 421
Zoetis, Inc. Class A 5,532 1,041
67,210
Materials and Processing - 5.2%
Acuity Brands, Inc. 2,035 336
Advanced Drainage Systems, Inc. 823 100
Air Products & Chemicals, Inc. 3,116 951
Albemarle Corp. 2,796 594
Amcor PLC 21,726 223
AptarGroup, Inc. 2,425 295
Berry Plastics Group, Inc. 6,333 415
Builders FirstSource, Inc.(Æ) 6,744 974
Carrier Global Corp. 11,190 666
Celanese Corp. Class A 3,102 389
CF Industries Holdings, Inc. 8,338 684
Chemours Co. (The) 10,639 394
Cleveland-Cliffs, Inc.(Æ) 15,362 271
Copart, Inc.(Æ) 11,533 1,019
Darling Ingredients, Inc.(Æ) 3,004 208
Dow, Inc. 17,989 1,016
DuPont de Nemours, Inc. 2,749 213
Eagle Materials, Inc. 2,168 400
Eastman Chemical Co. 4,027 345
Ecolab, Inc. 1,904 349
Element Solutions, Inc. 6,819 143
Fastenal Co. 11,487 673
Ferguson PLC 1,559 252
FMC Corp. 2,508 241
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortune Brands Innovations, Inc. 2,644 188
Freeport-McMoRan, Inc. 10,990 491
General Electric Co. 6,284 718
Graphic Packaging Holding Co. 11,124 269
Huntsman Corp. 5,619 167
International Flavors & Fragrances, Inc. 1,489 126
International Paper Co. 9,122 329
Johnson Controls International PLC 4,358 303
Linde PLC 2,961 1,157
LKQ Corp. 13,046 715
Louisiana-Pacific Corp. 3,966 302
LyondellBasell Industries Class A 8,343 825
Martin Marietta Materials, Inc. 1,201 536
Masco Corp. 6,378 387
MDU Resources Group, Inc. 10,801 239
Mohawk Industries, Inc.(Æ) 1,594 170
Mosaic Co. (The) 9,545 389
NewMarket Corp. 220 99
Nucor Corp. 8,469 1,457
Olin Corp. 7,302 421
Owens Corning 5,540 776
Packaging Corp. of America 3,983 611
Pool Corp. 663 255
PPG Industries, Inc. 3,795 546
Reliance Steel & Aluminum Co. 3,433 1,005
RPM International, Inc. 3,699 382
Sealed Air Corp. 2,698 123
Silgan Holdings, Inc. 1,496 66
SiteOne Landscape Supply, Inc.(Æ) 1,188 202
Sonoco Products Co. 6,072 356
Southern Copper Corp. 2,169 190
Steel Dynamics, Inc. 9,546 1,017
Timken Co. (The) 4,164 387
Trane Technologies PLC 2,532 505
Trex Co., Inc.(Æ) 3,883 269
United States Steel Corp. 11,931 304
Univar Solutions, Inc. - ADR(Æ) 9,718 351
Valmont Industries, Inc. 866 229
Valvoline, Inc. 6,367 242
Vulcan Materials Co. 2,691 593
Watsco, Inc. 1,131 428
Westlake Chemical Corp. 1,494 205
Westrock Co. 3,714 124
29,605
Producer Durables - 9.8%
3M Co. 9,149 1,020
AECOM 3,146 274
AGCO Corp. 2,927 390
Alaska Air Group, Inc.(Æ) 2,680 130
Allison Transmission Holdings, Inc. Class A 2,521 148
American Airlines Group, Inc.(Æ) 30,176 505
Ametek, Inc. 4,517 716
Amphenol Corp. Class A 10,977 969
AO Smith Corp. 5,624 408
Automatic Data Processing, Inc. 3,853 953
Avery Dennison Corp. 1,712 315
Block, Inc. Class A(Æ) 7,380 594
Booz Allen Hamilton Holding Corp. Class A 3,035 367
Caterpillar, Inc. 3,690 978

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CH Robinson Worldwide, Inc. 4,499 451
Cintas Corp. 1,947 977
Clean Harbors, Inc.(Æ) 1,380 229
CoStar Group, Inc.(Æ) 5,088 427
Crane Co. 1,802 169
CSX Corp. 12,475 416
Cummins, Inc. 3,361 877
Deere & Co. 2,968 1,275
Delta Air Lines, Inc. 13,739 636
Donaldson Co., Inc. 4,112 258
Dover Corp. 2,820 412
Eaton Corp. PLC 4,429 909
EMCOR Group, Inc. 1,676 360
Emerson Electric Co. 7,783 711
Equifax, Inc. 1,210 247
Expeditors International of Washington, Inc. 7,748 986
FedEx Corp. 6,331 1,709
FleetCor Technologies, Inc.(Æ) 1,326 330
Fortive Corp. 8,271 648
FTI Consulting, Inc.(Æ) 1,386 243
Gartner, Inc.(Æ) 1,795 635
General Dynamics Corp. 4,533 1,014
Gentex Corp. 9,384 315
Global Payments, Inc. 1,310 144
Graco, Inc. 6,024 478
HEICO Corp. 1,515 267
Honeywell International, Inc. 3,807 739
Howmet Aerospace, Inc. 5,032 257
Hubbell, Inc. Class B 1,984 619
Huntington Ingalls Industries, Inc. 1,209 278
IDEX Corp. 2,128 481
Illinois Tool Works, Inc. 2,807 739
Ingersoll Rand, Inc. 4,090 267
JB Hunt Transport Services, Inc. 3,428 699
Keysight Technologies, Inc.(Æ) 5,432 875
Knight-Swift Transportation Holdings, Inc. 8,727 530
L3Harris Technologies, Inc. 1,389 263
Lamb Weston Holdings, Inc. 3,056 317
Landstar System, Inc. 943 192
Lincoln Electric Holdings, Inc. 2,244 450
Littelfuse, Inc. 572 174
ManpowerGroup, Inc. 1,782 141
MarketAxess Holdings, Inc. 417 112
Mettler-Toledo International, Inc.(Æ) 435 547
Middleby Corp.(Æ) 1,011 154
Moody's Corp. 1,385 489
Morningstar, Inc. 747 172
MSC Industrial Direct Co., Inc. Class A 2,696 272
National Instruments Corp. 1,491 88
Nordson Corp. 1,576 397
Norfolk Southern Corp. 1,020 238
Northrop Grumman Corp. 639 284
Old Dominion Freight Line, Inc. 2,402 1,008
Oshkosh Corp. 2,462 227
Otis Worldwide Corp. 4,755 433
PACCAR Financial Corp. 17,802 1,533
Parker-Hannifin Corp. 1,411 579
Paychex, Inc. 7,807 980
Paylocity Holding Corp.(Æ) 727 165
Pentair PLC 5,866 408
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quanta Services, Inc. 4,242 855
Regal Rexnord Corp. 2,742 428
Republic Services, Inc. Class A 3,492 528
Robert Half International, Inc. 5,093 378
Rockwell Automation, Inc. 1,357 456
Rollins, Inc. 10,211 417
Ryder System, Inc. 3,441 352
S&P Global, Inc. 2,754 1,086
Saia, Inc.(Æ) 303 128
Snap-on, Inc. 3,361 916
Southwest Airlines Co. 14,572 498
Stanley Black & Decker, Inc. 3,884 386
Teledyne Technologies, Inc.(Æ) 1,213 466
Tetra Tech, Inc. 722 122
Textron, Inc. 9,855 766
Toast, Inc. Class A(Æ) 9,276 205
TopBuild Corp.(Æ) 1,045 286
Toro Co. (The) 5,033 512
Trade Desk, Inc. (The) Class A(Æ) 10,668 974
TransDigm Group, Inc. 414 372
TransUnion 2,960 236
Trimble Navigation, Ltd.(Æ) 6,285 338
Union Pacific Corp. 1,986 461
United Airlines Holdings, Inc.(Æ) 11,040 600
United Parcel Service, Inc. Class B 4,905 918
United Rentals, Inc. 2,306 1,072
Verisk Analytics, Inc. Class A 1,480 339
Vertiv Holdings Co. 5,264 137
Waste Management, Inc. 6,021 986
WESCO International, Inc. 1,692 297
Westinghouse Air Brake Technologies Corp. 4,274 506
WEX, Inc.(Æ) 782 148
WillScot Mobile Mini Holdings Corp.(Æ) 5,470 262
WW Grainger, Inc. 1,463 1,080
Xylem, Inc. 2,504 282
Zebra Technologies Corp. Class A(Æ) 1,013 312
56,102
Technology - 32.1%
Accenture PLC Class A 6,279 1,986
Activision Blizzard, Inc. 8,849 821
Adobe, Inc.(Æ) 3,263 1,782
Advanced Micro Devices, Inc.(Æ) 14,647 1,676
Airbnb, Inc. Class A(Æ) 5,216 794
Akamai Technologies, Inc.(Æ) 2,151 203
Allegion PLC 1,694 198
Alphabet, Inc. Class A(Æ) 100,463 13,333
Alphabet, Inc. Class C(Æ) 32,978 4,390
Alteryx, Inc. Class A(Æ) 2,191 91
Amdocs, Ltd. 7,697 721
Analog Devices, Inc. 7,605 1,517
Ansys, Inc.(Æ) 1,475 505
Apple, Inc. 191,575 37,635
Applied Materials, Inc. 9,064 1,374
AppLovin Corp. Class A(Æ) 5,973 188
Arista Networks, Inc.(Æ) 6,128 950
Arrow Electronics, Inc.(Æ) 4,106 585
Atlassian Corp. Class A(Æ) 648 118
Autodesk, Inc.(Æ) 1,190 252
Avnet, Inc. 6,184 300

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bentley Systems, Inc. Class B 2,353 127
Bill.com Holdings, Inc.(Æ) 1,598 200
Bio Techne Corp. 5,508 459
Booking Holdings, Inc.(Æ) 410 1,218
Broadcom, Inc. 4,282 3,848
CACI International, Inc. Class A(Æ) 580 203
Cadence Design Systems, Inc.(Æ) 4,978 1,165
CDW Corp. 4,269 799
Ceridian HCM Holding, Inc.(Æ) 2,431 172
Ciena Corp.(Æ) 4,892 206
Cirrus Logic, Inc.(Æ) 1,237 100
Cisco Systems, Inc. 51,995 2,706
Cloudflare, Inc. Class A(Æ) 5,189 357
Cognex Corp. 3,787 207
Cognizant Technology Solutions Corp.
Class A 16,609 1,097
Concentrix Corp. 2,913 243
Conduent, Inc. Class A(Æ) 3,052 105
Corning, Inc. 12,271 417
Crane NXT Co. 1,802 107
Crowdstrike Holdings, Inc. Class A(Æ) 1,731 280
Datadog, Inc. Class A(Æ) 4,152 485
Dolby Laboratories, Inc. Class A 1,887 167
DoorDash, Inc. Class A(Æ) 8,290 753
DoubleVerify Holdings, Inc.(Æ) 2,734 115
DXC Technology Co.(Æ) 7,076 196
Dynatrace, Inc.(Æ) 5,630 308
Electronic Arts, Inc. 3,485 475
Elisa OYJ 7,447 581
EPAM Systems, Inc.(Æ) 1,414 335
F5, Inc.(Æ) 1,943 308
Fair Isaac Corp.(Æ) 517 433
Fidelity National Information Services, Inc. 9,740 588
Fiserv, Inc.(Æ) 7,253 915
Five9, Inc.(Æ) 1,943 171
Fortinet, Inc.(Æ) 7,038 547
GCI Liberty, Inc.(Æ)(Š) 7,417 —
Genpact, Ltd. 4,195 151
GlobalFoundries, Inc.(Æ)(Ñ) 3,695 235
Globant SA(Æ) 1,379 241
Hewlett Packard Enterprise Co. 62,362 1,084
HP, Inc. 34,291 1,126
HubSpot, Inc.(Æ) 1,111 645
Intel Corp. 42,032 1,504
International Business Machines Corp. 4,341 626
Intuit, Inc. 2,724 1,394
Jabil Circuit, Inc. 6,623 733
Jack Henry & Associates, Inc. 2,524 423
Juniper Networks, Inc. 11,766 327
KBR, Inc. 2,227 137
KLA Corp. 1,398 719
Kyndryl Holdings, Inc.(Æ) 4,279 58
Lam Research Corp. 1,432 1,029
Lattice Semiconductor Corp.(Æ) 4,056 369
Leidos Holdings, Inc. 3,866 362
Manhattan Associates, Inc.(Æ) 1,544 294
Marvell Technology, Inc. 6,380 416
Meta Platforms, Inc. Class A(Æ) 27,616 8,798
Microchip Technology, Inc. 7,445 699
Micron Technology, Inc. 18,228 1,301
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Microsoft Corp. 96,917 32,556
MKS Instruments, Inc. 2,434 266
MongoDB, Inc.(Æ) 967 409
Monolithic Power Systems, Inc. 1,057 591
Motorola Solutions, Inc. 2,678 768
MSCI, Inc. Class A 1,001 549
nCino, Inc.(Æ) 3,423 111
Nutanix, Inc. Class A(Æ) 5,040 152
NVIDIA Corp. 29,346 13,713
Okta, Inc.(Æ) 2,319 178
ON Semiconductor Corp.(Æ) 12,444 1,341
Oracle Corp. 16,480 1,932
Palantir Technologies, Inc. Class A(Æ) 45,824 909
Palo Alto Networks, Inc.(Æ) 4,112 1,028
Paycom Software, Inc. 1,427 526
Pinterest, Inc. Class A(Æ) 11,719 340
Procore Technologies, Inc.(Æ) 1,843 140
PTC, Inc.(Æ) 2,257 329
Pure Storage, Inc. Class A(Æ) 6,919 256
Qorvo, Inc.(Æ) 5,416 596
QUALCOMM, Inc. 7,264 960
Roper Technologies, Inc. 1,213 598
Salesforce, Inc.(Æ) 8,450 1,901
Science Applications International Corp. 1,080 131
ServiceNow, Inc.(Æ) 2,160 1,259
Skyworks Solutions, Inc. 5,850 669
Smartsheet, Inc. Class A(Æ) 3,071 136
Snowflake, Inc. Class A(Æ) 2,604 463
Splunk, Inc.(Æ) 1,512 164
Spotify Technology SA(Æ) 2,189 327
SS&C Technologies Holdings, Inc. 8,770 511
SYNNEX Corp. 3,111 307
Synopsys, Inc.(Æ) 2,522 1,139
Take-Two Interactive Software, Inc.(Æ) 2,381 364
Teradata Corp.(Æ) 2,887 164
Teradyne, Inc. 3,590 405
Texas Instruments, Inc. 8,201 1,476
Tyler Technologies, Inc.(Æ) 1,063 422
Uber Technologies, Inc.(Æ) 17,090 845
Universal Display Corp. 741 108
VeriSign, Inc.(Æ) 1,481 312
VMware, Inc. Class A(Æ) 3,447 543
Western Digital Corp.(Æ) 11,865 505
Workday, Inc. Class A(Æ) 3,110 738
Zoom Video Communications, Inc. Class
A(Æ) 3,087 226
Zscaler, Inc.(Æ) 729 117
183,963
Utilities - 2.5%
Alliant Energy Corp. 2,196 118
American Water Works Co., Inc. 1,310 193
APA Corp. 2,785 113
AT&T, Inc. 88,934 1,291
Atmos Energy Corp. 4,369 532
Avangrid, Inc. 1,400 52
Cheniere Energy, Inc. 1,502 243
Chesapeake Energy Corp. 3,367 284
CMS Energy Corp. 4,365 266
ConocoPhillips Co. 18,129 2,134

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consolidated Edison, Inc. 5,859 556
Dominion Energy, Inc. 1,768 95
DTE Energy Co. 2,304 263
Duke Energy Corp. 2,534 237
Edison International 5,132 369
Entergy Corp. 6,005 617
Essential Utilities, Inc. 2,076 88
Eversource Energy 2,983 216
Exelon Corp. 16,598 695
Hawaiian Electric Industries, Inc. 3,136 120
IDACORP, Inc. 1,323 136
Iridium Communications, Inc. 1,700 89
National Fuel Gas Co. 3,411 181
NextEra Energy, Inc. 12,538 919
Ovintiv, Inc. 3,706 171
Pinnacle West Capital Corp. 3,862 320
Public Service Enterprise Group, Inc. 3,096 195
Sempra Energy 3,529 526
Southern Co. (The) 5,732 415
T-Mobile USA, Inc.(Æ) 7,028 968
UGI Corp. 2,585 70
Verizon Communications, Inc. 46,936 1,600
WEC Energy Group, Inc. 3,663 329
Xcel Energy, Inc. 4,603 289
14,690
Total Common Stocks
(cost $304,833) 549,278
Short-Term Investments - 1.8%
U.S. Cash Management Fund(@) 10,431,546
(∞)
10,427
Total Short-Term Investments
(cost $10,428) 10,427
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 323,175
(∞)
323
Total Other Securities
(cost $323) 323
Total Investments - 97.7%
(identified cost $315,584) 560,028
Other Assets and Liabilities,
Net - 2.3%
13,148
Net Assets - 100.0%
573,176

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 435
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 80 USD 18,458 09/23 326
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 326
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 76,340 $ — $ —
$ —
$ 76,340
Consumer Staples 27,993 — —
—
27,993
Energy 24,202 — —
—
24,202
Financial Services 69,173 — —
—
69,173
Health Care 67,210 — —
—
67,210
Materials and Processing 29,605 — —
—
29,605
Producer Durables 56,102 — —
—
56,102
Technology 183,963 — —
—
183,963
Utilities 14,690 — —
—
14,690
Short-Term Investments — — — 10,427 10,427
Other Securities — — — 323 323
Total Investments
549,278 — — 10,750 560,028
Other Financial Instruments
Assets
Futures Contracts 326 — — — 326
Total Other Financial Instruments
*
$ 326 $ — $ — $ — $ 326
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.4%
Australia - 5.8%
Ampol , Ltd. 5,201 115
APA Group 17,930 121
Aristocrat Leisure, Ltd. 10,606 281
ASX, Ltd. - ADR 8,459 354
Aurizon Holdings, Ltd. 98,021 251
Australia & New Zealand Banking
Group, Ltd. - ADR 34,411 596
BHP Group, Ltd. - ADR 67,623 2,108
BlueScope Steel, Ltd. 14,190 208
Brambles, Ltd. 31,322 296
Cochlear, Ltd. 1,373 221
Coles Group, Ltd. 22,440 274
Commonwealth Bank of Australia
- ADR 14,560 1,036
Computershare, Ltd. 5,413 91
Dexus (ö) 28,007 155
Endeavour Mining Corp. 17,260 71
Fortescue Metals Group, Ltd. 35,598 519
Goodman Group(ö) 12,973 180
IDP Education, Ltd. 7,561 127
Independence Group NL 16,939 157
Insurance Australia Group, Ltd. 63,157 252
Medibank Pvt , Ltd. 153,318 362
Mineral Resources, Ltd. 4,147 199
Mirvac Group(ö) 39,278 62
National Australia Bank, Ltd. - ADR 9,517 182
Newcrest Mining, Ltd. 11,625 209
Northern Star Resources, Ltd. 22,429 175
Pilbara Minerals, Ltd. 66,698 218
Qantas Airways, Ltd.(Æ) 11,430 50
QBE Insurance Group, Ltd. 57,437 609
Ramsay Health Care, Ltd. 3,593 142
REA Group, Ltd. 1,471 156
Rio Tinto PLC 13,884 917
Rio Tinto, Ltd. - ADR 6,577 518
Santos, Ltd. 67,149 360
Sonic Healthcare, Ltd. 6,168 146
South32, Ltd. Class B 100,985 265
Stockland(ö) 39,004 111
Suncorp Group, Ltd. 53,397 511
Telstra Group, Ltd. 114,177 327
Transurban Group - ADR(Æ) 22,440 216
Vicinity Centres (ö) 113,773 151
Wesfarmers, Ltd. 6,716 225
Westpac Banking Corp. 33,102 497
WiseTech Global, Ltd. 4,086 236
Woodside Energy Group, Ltd. 30,758 791
Woolworths Group, Ltd. 5,317 138
15,186
Austria - 0.3%
Erste Group Bank AG 3,843 145
Mondi PLC 9,633 169
OMV AB 4,570 206
Verbund AG Class A 1,227 102
Voestalpine AG 3,882 129
751
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Belgium - 0.5%
Ageas SA 4,183 177
Anheuser-Busch InBev SA 3,339 191
D'ieteren SA 260 46
Elia Group SA 224 28
Groupe Bruxelles Lambert SA 608 49
KBC Groep NV 2,385 179
Sofina SA 253 60
Solvay SA 2,282 274
UCB SA 3,318 294
1,298
Brazil - 0.1%
Wheaton Precious Metals Corp. 3,069 138
Yara International ASA 5,901 241
379
Canada - 9.8%
Alimentation Couche-Tard, Inc. 9,287 470
AltaGas , Ltd. - ADR 3,639 72
ARC Resources, Ltd. 25,208 381
Bank of Montreal 6,231 579
Bank of Nova Scotia (The) 9,792 493
BCE, Inc. 1,542 67
Brookfield Asset Management, Inc. 4,672 163
Brookfield Asset Management, Inc.
Class A 1 —
CAE, Inc.(Æ) 2,536 58
Cameco Corp. 4,932 173
Canadian Apartment Properties(ö) 2,499 97
Canadian Imperial Bank of Commerce 9,762 430
Canadian National Railway Co. 5,622 681
Canadian Natural Resources, Ltd. 18,677 1,136
Canadian Pacific Kansas City, Ltd. 9,601 790
Canadian Tire Corp., Ltd. Class A 1,914 263
Canadian Utilities, Ltd. Class A 2,670 66
CCL Industries, Inc. Class B 7,371 353
Cenovus Energy, Inc. 28,901 550
CGI Group, Inc.(Æ) 5,182 527
Constellation Software, Inc. 387 818
Descartes System Group, Inc. (The)(Æ) 1,904 148
Dollarama , Inc. 7,522 495
Empire Co., Ltd. Class A 9,791 266
Enbridge, Inc. 10,136 373
Fairfax Financial Holdings, Ltd. 1,126 898
FirstService Corp. 585 92
Fortis, Inc. 1,258 54
Franco-Nevada Corp. Class T 1,155 169
George Weston, Ltd. 1,679 193
GFL Environmental, Inc. 1,700 58
Gildan Activewear , Inc. Class A 3,117 97
Great-West Lifeco , Inc. 12,375 373
Hydro One, Ltd.(Þ) 1,692 48
iA Financial Corp., Inc. 4,746 329
IGM Financial, Inc. 1,035 32
Imperial Oil, Ltd. 9,405 507
Intact Financial Corp. 7,291 1,077
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 143
Kinross Gold Corp. 14,482 72
Loblaw Cos., Ltd. 5,452 484
Magna International, Inc. Class A 2,031 131

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Manulife Financial Corp. 44,861 897
Metro, Inc. Class A 4,822 260
National Bank of Canada 4,833 379
Northland Power, Inc. 3,846 74
Nutrien , Ltd. 7,988 550
Nuvei Corp.(Þ) 1,664 57
Pembina Pipeline Corp. 5,336 169
Power Corp. of Canada 4,430 125
Quebecor, Inc. Class B 9,367 229
RB Global, Inc. 2,638 170
Rogers Communications, Inc. Class B 3,269 143
Royal Bank of Canada - GDR 16,007 1,587
Saputo, Inc. - ADR 4,167 88
Shopify, Inc. Class A(Æ) 11,221 758
Sun Life Financial, Inc. 13,643 718
Suncor Energy, Inc. 24,548 768
TC Energy Corp. 8,555 307
Teck Resources, Ltd. Class B 18,287 812
TELUS Corp. 3,519 63
TFI International, Inc. 2,553 328
Thomson Reuters Corp. 2,587 349
TMX Group, Ltd. 2,655 59
Toromont Industries, Ltd. 3,966 338
Toronto-Dominion Bank (The) 18,542 1,223
Tourmaline Oil Corp. 7,353 381
West Fraser Timber Co., Ltd. 3,397 286
WSP Global, Inc. 1,939 267
25,591
Chile - 0.2%
Antofagasta PLC 5,185 111
Lundin Mining Corp. 35,328 316
427
China - 0.4%
BOC Hong Kong Holdings, Ltd. 112,500 344
Budweiser Brewing Co. APAC, Ltd.(Þ) 20,300 49
Prosus NV(Æ) 1,559 123
SITC International Holdings Co., Ltd. 47,000 103
Wilmar International, Ltd. 71,700 209
Xinyi Glass Holdings, Ltd. 76,000 126
954
Denmark - 2.5%
AP Moller - Maersk A/S Class B 218 447
Carlsberg A/S Class B 1,794 269
Chr Hansen Holding A/S 2,055 155
Coloplast A/S Class B 1,680 209
Danske Bank A/S 10,165 241
Demant A/S(Æ) 3,270 131
DSV A/S 846 169
Genmab A/S(Æ) 888 366
Novo Nordisk A/S Class B 24,467 3,946
Novozymes A/S Class B 4,689 235
Pandora A/S 974 98
Rockwool International A/S Class B 280 75
Tryg A/S 9,258 183
6,524
Finland - 0.9%
Elisa OYJ 4,572 238
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kone OYJ Class B 5,975 306
Neste OYJ 5,667 208
Nokia OYJ 60,978 241
Nordea Bank Abp 55,068 623
Orion OYJ Class B 1,906 73
Outotec OYJ 18,152 206
Sampo OYJ Class A 4,245 187
Stora Enso OYJ Class R 11,149 137
UPM- Kymmene OYJ 4,917 163
2,382
France - 8.7%
Accor SA 1,450 55
Adevinta ASA Class B(Æ) 6,249 46
Air Liquide SA Class A 5,722 1,026
Airbus Group SE 2,987 440
Alstom SA 2,320 71
Amundi SA(Þ) 1,175 72
Arkema SA 2,337 251
AXA SA 21,328 656
BioMerieux 803 86
BNP Paribas SA 6,727 444
Bollore SA 31,057 196
Bouygues SA - ADR 9,916 355
Bureau Veritas SA 2,924 80
Capgemini SE 1,200 218
Carrefour SA 21,580 431
Cie de Saint-Gobain SA 7,454 503
Credit Agricole SA 12,403 154
Danone SA 4,857 297
Dassault Aviation SA 584 113
Dassault Systemes SE 10,203 437
Edenred 7,645 496
Eiffage SA 4,531 471
Engie SA 30,594 502
EssilorLuxottica SA 4,318 868
Eurazeo SE 1,310 80
Getlink SE 5,227 92
Hermes International 423 936
Ipsen SA 1,278 161
Kering 810 466
Klepierre SA - GDR(ö) 8,384 223
La Francaise des Jeux SAEM(Þ) 4,169 159
Legrand SA - ADR 1,578 158
L'Oreal SA 3,126 1,453
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,999 3,733
Michelin (CGDE) 17,352 567
Orange SA - ADR 40,323 456
Pernod Ricard SA 2,770 610
Publicis Groupe SA - ADR 7,367 595
Remy Cointreau SA 855 147
Safran SA 1,158 192
Sartorius Stedim Biotech 653 204
SEB SA 1,162 130
Societe Generale SA 8,598 234
Sodexo SA 524 54
Teleperformance - GDR 405 59
Thales SA 1,671 250
TotalEnergies SE 33,875 2,058

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valeo SA 6,531 148
Veolia Environnement SA 3,902 127
Vinci SA 8,022 943
Vivendi SE - ADR 24,815 222
Worldline SA(Æ)(Þ) 1,419 56
22,781
Germany - 6.3%
Allianz SE 4,704 1,124
BASF SE 8,959 481
Bayerische Motoren Werke
Aktiengesellschaft 5,716 697
Bechtle AG 1,898 83
Beiersdorf AG 2,817 365
Brenntag SE 3,262 253
Carl Zeiss Meditec AG 503 58
Commerzbank AG 33,905 405
Daimler Truck Holding AG 7,019 263
Deutsche Bank AG 40,794 452
Deutsche Boerse AG 3,149 604
Deutsche Lufthansa AG(Æ) 14,533 147
Deutsche Post AG 16,703 858
Deutsche Telekom AG 62,061 1,354
E.ON SE 37,814 479
Evonik Industries AG 6,557 136
Fresenius Medical Care AG & Co.
KGaA 7,933 411
Fresenius SE & Co. KGaA 11,449 359
GEA Group AG 3,731 158
Hannover Rueck SE 2,486 531
Heidelberg Materials AG 6,489 526
HelloFresh SE(Æ) 4,445 127
Henkel AG & Co. KGaA 974 68
Infineon Technologies AG - ADR 14,135 622
Knorr- Bremse AG 887 62
LEG Immobilien SE(Æ) 1,409 100
Mercedes-Benz Group AG 9,019 720
Merck KGaA 1,461 257
MTU Aero Engines AG 877 205
Muenchener Rueckversicherungs-
Gesellschaft AG 1,941 731
Newmont Mining Corp. 2,142 156
Puma SE 1,786 121
Rational AG 84 63
Rheinmetall AG 1,062 301
SAP SE - ADR 11,182 1,529
Scout24 SE(Þ) 1,728 114
Siemens AG 6,568 1,119
Siemens Energy AG(Æ) 3,928 66
Siemens Healthineers AG(Þ) 4,320 251
Symrise AG 1,797 196
Zalando SE(Æ)(Þ) 2,035 70
16,622
Hong Kong - 2.0%
AIA Group, Ltd. 121,937 1,219
CK Asset Holdings, Ltd. 35,330 204
CK Infrastructure Holdings, Ltd. 27,001 143
Futu Holdings, Ltd. - ADR(Æ) 1,081 65
Hang Lung Properties, Ltd. - ADR 31,068 48
Hang Seng Bank, Ltd. 24,696 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Henderson Land Development Co., Ltd. 22,999 71
HKT Trust & HKT, Ltd. 68,075 80
Hong Kong & China Gas Co., Ltd. 127,136 109
Hong Kong Exchanges & Clearing, Ltd. 36,816 1,551
Jardine Matheson Holdings, Ltd. 1,600 79
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 38
New World Development Co., Ltd. 26,332 65
Power Assets Holdings, Ltd. 24,679 129
Sino Land Co., Ltd. 56,414 69
Sun Hung Kai Properties, Ltd. 22,071 277
Swire Pacific, Ltd. Class A 22,317 187
Swire Properties, Ltd. 12,832 32
Techtronic Industries Co., Ltd. 8,848 100
WH Group, Ltd.(Þ) 396,789 215
Wharf Real Estate Investment Co., Ltd. 9,000 48
5,106
Ireland - 0.8%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 2,376 152
AIB Group PLC 42,551 200
Bank of Ireland Group PLC 35,497 375
CRH PLC 11,684 700
Flutter Entertainment PLC(Æ) 828 165
Kerry Group PLC Class A 912 91
Kingspan Group PLC 2,395 192
Smurfit Kappa Group PLC 7,312 289
2,164
Israel - 1.0%
Bank Hapoalim BM 39,221 349
Bank Leumi Le-Israel BM 43,642 349
Check Point Software Technologies,
Ltd.(Æ) 3,810 504
Elbit Systems, Ltd. 1,050 223
ICL Group, Ltd. 27,040 180
Israel Discount Bank, Ltd. Class A 46,648 247
Mizrahi Tefahot Bank, Ltd. 5,654 204
Nice, Ltd.(Æ) 1,724 375
Tower Semiconductor, Ltd.(Æ) 4,323 160
2,591
Italy - 1.9%
Amplifon SpA 1,732 59
Assicurazioni Generali SpA 20,272 432
Coca-Cola HBC AG - ADR(Æ) 10,270 302
Davide Campari-Milano NV 5,045 68
Enel SpA 54,747 378
Eni SpA - ADR 43,084 657
FinecoBank Banca Fineco SpA 13,886 215
Infrastrutture Wireless Italiane SpA (Þ) 5,703 71
Intesa Sanpaolo SpA 185,841 537
Mediobanca Banca di Credito
Finanziario SpA 7,164 96
Moncler SpA 5,240 379
Poste Italiane SpA (Þ) 13,149 150
Prysmian SpA 5,733 229
Recordati SpA 2,760 143
Snam Rete Gas SpA 52,212 275
Terna Rete Elettrica Nazionale SpA 21,960 186

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA 30,382 769
4,946
Japan - 19.9%
Advantest Corp. 3,700 513
Aeon Co., Ltd. 7,700 167
Aisin Corp. 3,700 120
Ajinomoto Co., Inc. 6,700 261
Asahi Glass Co., Ltd. 3,900 141
Asahi Group Holdings, Ltd. 7,900 311
Asahi Intecc Co., Ltd. 5,900 121
Astellas Pharma, Inc. 30,700 448
Bandai Namco Holdings, Inc. 15,400 348
BayCurrent Consulting, Inc. 6,800 220
Bridgestone Corp. 10,900 452
Brother Industries, Ltd. 11,000 171
Canon, Inc. 29,500 762
Capcom Co., Ltd. - GDR 8,600 386
Central Japan Railway Co. 800 102
Chiba Bank, Ltd. (The) 16,100 113
Chubu Electric Power Co., Inc. 24,300 305
Chugai Pharmaceutical Co., Ltd. 8,800 262
Concordia Financial Group, Ltd. 21,000 96
CyberAgent , Inc. 13,600 86
Dai Nippon Printing Co., Ltd. 4,300 122
Daifuku Co., Ltd. 6,000 128
Dai-ichi Life Holdings, Inc. 7,200 147
Daiichi Sankyo Co., Ltd. 18,700 578
Daikin Industries, Ltd. 2,100 424
Daito Trust Construction Co., Ltd. 3,200 344
Daiwa House Industry Co., Ltd. 12,400 337
Daiwa Securities Group, Inc. 18,900 102
Denso Corp. 1,800 125
Disco Corp. 1,900 357
East Japan Railway Co. 1,900 108
ENEOS Holdings, Inc. 62,800 228
FANUC Corp. 3,900 120
Fast Retailing Co., Ltd. 2,100 526
Fuji Electric Co., Ltd. 2,500 113
FUJIFILM Holdings Corp. 2,100 123
Fujitsu, Ltd. 1,800 233
Hakuhodo DY Holdings, Inc. 8,700 100
Hamamatsu Photonics KK 3,300 159
Hankyu Hanshin Holdings, Inc. 5,200 173
Hikari Tsushin, Inc. 400 59
Hirose Electric Co., Ltd. 200 25
Hitachi, Ltd. 9,200 602
Honda Motor Co., Ltd. 22,800 728
Hoya Corp. 5,200 603
Hulic Co., Ltd. 10,000 85
Ibiden Co., Ltd. 2,200 134
Idemitsu Kosan Co., Ltd. 6,000 127
Iida Group Holdings Co., Ltd. 4,300 76
Inpex Corp. 28,700 373
Isuzu Motors, Ltd. 21,200 275
ITOCHU Corp. 20,000 810
Itochu Techno-Solutions Corp. 2,300 58
Japan Exchange Group, Inc. 19,900 347
Japan Post Bank Co., Ltd. Class A 29,400 245
Japan Post Holdings Co., Ltd. 38,800 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Post Insurance Co., Ltd. Class A 2,400 39
Japan Real Estate Investment Corp.(ö) 12 48
Japan Tobacco, Inc. 27,800 616
JFE Holdings, Inc. 13,400 217
Kajima Corp. 22,000 348
Kansai Electric Power Co., Inc. (The) 14,100 185
Kao Corp. 5,400 206
Kawasaki Kisen Kaisha, Ltd. 4,500 135
KDDI Corp. 12,300 362
Keisei Electric Railway Co., Ltd. 1,900 79
Keyence Corp. 1,800 808
Kikkoman Corp. 4,000 230
Kirin Holdings Co., Ltd. 9,200 136
Kobayashi Pharmaceutical Co., Ltd. 900 50
Koito Manufacturing Co., Ltd. 2,500 46
Komatsu, Ltd. 6,100 171
Konami Holdings Corp. 2,800 157
Kose Corp. 800 78
Kurita Water Industries, Ltd. 2,200 88
Kyocera Corp. 2,700 145
Kyowa Kirin Co., Ltd. 8,000 153
Lasertec Corp. 1,200 182
M3, Inc. 5,300 123
Marubeni Corp. 38,500 683
Matsumotokiyoshi Holdings Co., Ltd. 3,300 193
Mazda Motor Corp. 18,500 184
McDonald's Holdings Co. Japan, Ltd. 2,800 110
MEIJI Holdings Co., Ltd. 6,000 139
MISUMI Group, Inc. 11,700 214
Mitsubishi Chemical Holdings Corp. 25,300 151
Mitsubishi Corp. 17,600 901
Mitsubishi Electric Corp. 36,500 512
Mitsubishi Estate Co., Ltd. 8,500 104
Mitsubishi Heavy Industries, Ltd. 6,400 304
Mitsubishi UFJ Financial Group, Inc. 145,700 1,175
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 26,800 177
Mitsui & Co., Ltd. 22,100 866
Mitsui Chemicals, Inc. 3,800 109
Mitsui Fudosan Co., Ltd. 10,800 222
Mitsui OSK Lines, Ltd.(Ñ) 8,600 222
Mizuho Financial Group, Inc. 32,600 551
MonotaRO Co., Ltd. 13,000 159
MS&AD Insurance Group Holdings,
Inc. 8,200 305
Murata Manufacturing Co., Ltd. 3,500 207
NEC Corp. 9,100 461
Nexon Co., Ltd. 5,700 109
NGK Insulators, Ltd. 5,000 61
Nidec Corp. 1,400 83
Nintendo Co., Ltd. 9,500 430
Nippon Building Fund, Inc.(ö) 10 42
Nippon Paint Holdings Co., Ltd. 18,700 172
Nippon Shinyaku Co., Ltd. 1,200 49
Nippon Steel Corp. 20,200 462
Nippon Telegraph & Telephone Corp. 537,950 616
Nippon Yusen 16,200 392
Nissan Chemical Corp. 3,000 135
Nissan Motor Co., Ltd. 65,800 289
Nissin Foods Holdings Co., Ltd. 2,400 202

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nitori Holdings Co., Ltd. 1,800 222
Nitto Denko Corp. 3,100 221
Nomura Holdings, Inc. 33,600 139
Nomura Real Estate Holdings, Inc. 6,400 159
Nomura Research Institute, Ltd. 2,400 68
Obayashi Corp. 23,800 220
Obic Co., Ltd. 2,200 360
Oji Holdings Corp. 22,400 89
Olympus Corp. 11,800 193
Omron Corp. 1,500 81
Ono Pharmaceutical Co., Ltd. 8,200 150
Oriental Land Co., Ltd. 8,000 307
ORIX Corp. 21,300 410
Osaka Gas Co., Ltd. 2,400 38
Otsuka Corp. 2,700 112
Otsuka Holdings Co., Ltd. 10,100 371
Pan Pacific International Holdings
Corp. 11,900 235
Panasonic Holdings Corp. 27,200 336
Persol Holdings Co., Ltd. 7,800 154
Recruit Holdings Co., Ltd. 18,300 636
Renesas Electronics Corp.(Æ) 25,700 500
Resona Holdings, Inc. 53,900 294
Ricoh Co., Ltd. 19,600 174
SBI Holdings, Inc. 5,600 118
SCSK Corp. 3,300 55
Secom Co., Ltd. 3,300 221
Seiko Epson Corp. 13,500 222
Sekisui Chemical Co., Ltd. 10,300 157
Sekisui House, Ltd. 22,900 467
Seven & i Holdings Co., Ltd. 10,900 453
Shimadzu Corp. 4,000 122
Shimano, Inc. 1,100 167
Shimizu Corp. 20,800 143
Shin-Etsu Chemical Co., Ltd. 24,900 820
Shionogi & Co., Ltd. 2,800 117
Shiseido Co., Ltd. 1,200 53
Shizuoka Financial Group, Inc. 7,600 63
SoftBank Corp. 17,100 190
SoftBank Group Corp. 5,900 301
Sompo Japan Nipponkoa Holdings, Inc. 6,200 274
Sony Group Corp. 7,100 664
Square Enix Holdings Co., Ltd. 1,200 56
Start Today Co., Ltd. 4,000 78
Subaru Corp. 19,092 361
Sumco Corp. 10,500 153
Sumitomo Corp. 25,700 551
Sumitomo Electric Industries, Ltd. 22,600 290
Sumitomo Metal Mining Co., Ltd. 4,900 170
Sumitomo Mitsui Financial Group, Inc. 16,800 792
Sumitomo Mitsui Trust Holdings, Inc. 11,800 459
Suntory Beverage & Food, Ltd. 5,000 179
Suzuki Motor Corp. 6,800 273
Sysmex Corp. 3,200 217
T&D Holdings, Inc. 9,300 151
Taisei Corp. 7,021 266
Takeda Pharmaceutical Co., Ltd. 18,366 562
TDK Corp. 3,400 130
Terumo Corp. 11,800 386
TIS, Inc. 4,500 114
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tobu Railway Co., Ltd. 2,500 66
Toho Co., Ltd. 3,200 125
Tokio Marine Holdings, Inc. 22,600 518
Tokyo Electron, Ltd. 3,300 493
Tokyo Gas Co., Ltd. 13,600 309
Toppan Printing Co., Ltd. 4,000 94
Toray Industries, Inc. 41,400 232
Tosoh Corp. 8,300 108
TOTO, Ltd. 3,400 105
Toyota Industries Corp. 1,800 130
Toyota Motor Corp. 123,600 2,074
Toyota Tsusho Corp. 8,100 473
Trend Micro, Inc. 2,200 104
Unicharm Corp. 8,400 311
USS Co., Ltd. 7,700 133
West Japan Railway Co. 2,200 90
Yakult Honsha Co., Ltd. 5,500 305
Yamaha Motor Co., Ltd. 11,100 325
Yamatake Corp. 2,100 66
Yaskawa Electric Corp. 8,400 365
Yokogawa Electric Corp. 3,400 64
52,109
Jordan - 0.1%
Hikma Pharmaceuticals PLC 10,486 281
Luxembourg - 0.1%
ArcelorMittal SA 12,202 353
Macao - 0.0%
Galaxy Entertainment Group, Ltd.(Æ) 12,000 87
Netherlands - 5.3%
ABN AMRO Bank NV(Þ) 7,996 136
Adyen NV(Æ)(Þ) 464 862
Aegon NV 31,445 171
Akzo Nobel NV 1,885 161
Argenx SE(Æ) 424 214
ASM International NV 1,014 482
ASML Holding NV 4,976 3,562
Euronext NV(Þ) 1,491 114
EXOR NV 1,662 155
Ferrari NV 1,657 531
Ferrovial SA 2,653 88
Heineken Holding NV 4,471 367
Heineken NV 1,946 191
IMCD NV 691 105
ING Groep NV 32,350 472
Koninklijke Ahold Delhaize NV 31,086 1,073
Koninklijke KPN NV 52,703 191
Koninklijke Philips NV(Æ) 22,077 459
NN Group NV 1,598 61
OCI NV 2,888 82
Randstad NV 5,666 332
Shell PLC 101,534 3,090
Universal Music Group NV 11,852 306
Wolters Kluwer NV 5,713 717
13,922
New Zealand - 0.2%
Auckland International Airport, Ltd.(Æ) 8,896 46

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fisher & Paykel Healthcare Corp., Ltd. 8,650 132
Mercury NZ, Ltd. 11,618 48
Spark New Zealand, Ltd. 78,590 253
Xero , Ltd.(Æ) 904 74
553
Norway - 0.8%
Aker BP ASA 7,547 211
DNB Bank ASA 13,164 271
Equinor ASA Class N 19,397 591
Gjensidige Forsikring ASA 10,203 161
Kongsberg Gruppen ASA 1,645 71
Mowi ASA 9,474 167
Norsk Hydro ASA 30,048 197
Orkla ASA 8,180 65
Salmar ASA Class A 2,270 105
Telenor ASA 13,794 148
1,987
Portugal - 0.3%
Energias de Portugal SA 55,688 260
Galp Energia SGPS SA Class B 9,340 124
Jeronimo Martins SGPS SA 14,999 408
792
Singapore - 1.6%
CapitaLand Ascendas REIT(ö) 25,700 54
Capitaland Investment, Ltd. 43,500 111
CapitaLand Mall Trust Class A(Æ)(ö) 73,428 113
DBS Group Holdings, Ltd. 29,697 765
Genting Singapore, Ltd. 74,500 53
Jardine Cycle & Carriage, Ltd. 2,400 62
Keppel Corp., Ltd. - ADR 41,800 232
Oversea-Chinese Banking Corp., Ltd. 67,779 677
SEA, Ltd. - ADR(Æ) 3,784 252
Sembcorp Marine, Ltd.(Æ) 1,166,095 124
Singapore Airlines, Ltd. 18,400 103
Singapore Exchange, Ltd. 10,800 79
Singapore Technologies Engineering,
Ltd. 36,000 101
Singapore Telecommunications, Ltd. 85,100 170
STMicroelectronics NV 10,121 541
United Overseas Bank, Ltd. 23,500 533
UOL Group, Ltd. 17,900 95
Venture Corp., Ltd. 5,300 60
4,125
South Africa - 0.2%
Anglo American PLC 17,564 539
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 1,244 56
Spain - 1.9%
Acciona SA 623 93
ACS Actividades de Construccion y
Servicios SA 8,624 301
Aena SME SA(Þ) 311 50
Amadeus IT Group SA Class A 1,224 88
Banco Bilbao Vizcaya Argentaria SA
- ADR 82,141 651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Santander SA - ADR 164,140 665
CaixaBank SA 52,536 212
Cellnex Telecom SA(Þ) 2,824 115
Enagas SA 8,042 143
Endesa SA - ADR 3,733 80
Grifols SA(Æ) 3,956 58
Iberdrola SA 67,435 842
Industria de Diseno Textil SA 15,697 600
Redeia Corp. SA 8,398 141
Repsol SA - ADR 43,017 657
Telefonica SA - ADR 89,771 383
5,079
Sweden - 2.7%
Alfa Laval AB 1,365 51
Assa Abloy AB Class B 19,576 470
Atlas Copco AB Class A 51,120 728
Boliden AB(Æ) 10,340 303
Embracer Group AB(Æ) 6,568 19
Epiroc AB Class A 16,133 321
Equities AB 9,132 218
Essity Aktiebolag Class B 5,708 142
Evolution AB(Þ) 3,266 403
Getinge AB Class B 3,510 65
Hennes & Mauritz AB Class B 10,514 176
Hexagon AB Class B 32,958 318
Husqvarna AB Class B 4,731 46
Industrivarden AB Class C 3,242 92
Indutrade AB 9,894 207
Investor AB Class B 20,528 419
Kinnevik AB Class B(Æ) 3,245 44
L E Lundbergforetagen AB Class B 1,904 84
Lifco AB Class B 2,732 55
Nibe Industrier AB Class B 24,934 225
Sandvik AB 4,827 98
Securitas AB Class B 16,109 137
Skandinaviska Enskilda Banken AB
Class A 33,647 408
Skanska AB Class B 7,047 113
SKF AB Class B 7,680 147
Svenska Handelsbanken AB Class A 23,234 204
Swedbank AB Class A 20,210 370
Swedish Orphan Biovitrum AB Class
B(Æ) 6,778 132
Tele2 AB Class B 4,537 34
Telefonaktiebolaget LM Ericsson Class
B 109,104 551
Volvo AB Class B 21,431 474
Volvo Car AB Class B(Æ) 26,961 132
7,186
Switzerland - 4.3%
ABB, Ltd. 9,151 366
Adecco Group AG 5,029 204
Alcon, Inc. 2,257 192
Bachem Holding AG 760 70
Baloise Holding AG 1,270 196
Barry Callebaut AG 52 97
Chocoladefabriken Lindt & Spruengli
AG 12 256
Cie Financiere Richemont SA Class A 3,027 488

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EMS- Chemie Holding AG 171 143
Geberit AG 715 405
Givaudan SA 47 158
Julius Baer Group, Ltd. 1,735 123
Kuehne & Nagel International AG 874 273
Logitech International SA 3,062 216
Lonza Group AG 971 564
Novartis AG 28,354 2,973
Partners Group Holding AG 80 90
Schindler Holding AG 1,682 404
SGS SA 2,750 266
Sika AG 1,217 379
Sonova Holding AG 662 184
Straumann Holding AG 1,777 294
Swatch Group AG (The) Class B 1,479 473
Swiss Life Holding AG 543 344
Swiss Prime Site AG Class A 1,141 110
Swisscom AG 618 397
Temenos AG 686 59
UBS Group AG 21,278 471
VAT Group AG(Þ) 574 244
Zurich Insurance Group AG 1,839 887
11,326
United Kingdom - 9.8%
3i Group PLC 33,426 847
Ashtead Group PLC 7,451 551
Associated British Foods PLC 2,124 56
AstraZeneca PLC 22,500 3,228
Auto Trader Group PLC(Þ) 43,011 357
Aviva PLC 58,149 290
BAE Systems PLC 45,033 538
Barclays PLC 129,110 257
Barratt Developments PLC 30,464 178
Berkeley Group Holdings PLC 5,153 288
BP PLC 211,712 1,312
British American Tobacco PLC 19,538 657
BT Group PLC 170,310 267
Bunzl PLC 7,962 295
Burberry Group PLC 8,998 256
Centrica PLC 57,607 102
CK Hutchison Holdings, Ltd. Class B 62,758 388
CNH Industrial NV 12,961 187
Coca-Cola Europacific Partners PLC 1,756 111
Compass Group PLC 34,750 904
Croda International PLC 3,922 297
DCC PLC 2,824 163
Diageo PLC 20,158 880
GVC Holdings PLC 7,130 127
Halma PLC 9,652 277
Hargreaves Lansdown PLC 16,120 176
HSBC Holdings PLC 302,668 2,509
Imperial Tobacco Group PLC 17,959 424
Informa PLC 27,852 271
InterContinental Hotels Group PLC 3,186 236
Intertek Group PLC 2,136 120
J Sainsbury PLC 57,295 204
JD Sports Fashion PLC 39,145 79
Kingfisher PLC 85,561 270
Legal & General Group PLC 57,956 174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lloyds Banking Group PLC 778,534 449
London Stock Exchange Group PLC 6,167 669
National Grid PLC 27,604 366
NatWest Group PLC 121,902 382
Pearson PLC 26,132 289
Persimmon PLC Class A 10,217 152
Prudential PLC 4,865 68
Reckitt Benckiser Group PLC 5,179 388
RELX PLC 27,856 938
Rentokil Initial PLC 9,523 78
Rolls-Royce Holdings PLC(Æ) 52,207 124
Sage Group PLC (The) 26,158 314
Schroders PLC 12,682 75
Scottish & Southern Energy PLC 7,966 172
Severn Trent PLC Class H 3,859 126
Smith & Nephew PLC 24,225 369
Spirax-Sarco Engineering PLC 1,700 243
St. James's Place PLC 7,897 95
Standard Chartered PLC 39,170 376
Taylor Wimpey PLC 108,428 159
Tesco PLC 177,162 586
Unilever PLC 24,327 1,308
United Utilities Group PLC 12,171 156
Vodafone Group PLC 374,513 358
Wausau Paper Corp. 9,441 103
Whitbread PLC 3,058 137
25,756
United States - 5.9%
CSL, Ltd. 4,993 900
Experian PLC 15,198 587
GSK Finance No. 3 PLC 56,839 1,010
Haleon PLC 105,723 458
Holcim AG(Æ) 9,862 685
James Hardie Industries PLC(Æ) 5,825 170
Monday.com Ltd.(Æ) 273 49
Nestle SA 34,188 4,200
Qiagen NV(Æ) 2,457 115
Roche Holding AG 9,560 2,969
Sanofi - ADR 18,002 1,923
Schneider Electric SE 5,222 931
Stellantis NV 42,971 881
Swiss Re AG 4,585 478
Tenaris SA 8,678 144
15,500
Zambia - 0.1%
First Quantum Minerals, Ltd. 7,631 226
Total Common Stocks
(cost $190,861) 247,579
Preferred Stocks - 0.5%
Germany - 0.5%
Dr Ing hc F Porsche AG
1.000% (Ÿ)(Þ) 759 93
Henkel AG & Co. KGaA
2.572% (Ÿ) 5,118 395
Porsche Automobil Holding SE
5.220% (Ÿ) 4,282 253

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sartorius AG
0.413% (Ÿ) 261 108
Volkswagen AG
24.357% (Ÿ) 2,808 372
1,221
Total Preferred Stocks
(cost $1,160) 1,221
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 8,125,624 (∞) 8,122
Total Short-Term Investments
(cost $8,123) 8,122
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 82,650 (∞) 83
Total Other Securities
(cost $83) 83
Total Investments - 98.0%
(identified cost $200,227) 257,005
Other Assets and Liabilities,
Net - 2.0%
5,320
Net Assets - 100.0%
262,325

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multifactor International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.4%
ABN AMRO Bank NV 06/06/22 EUR 7,996 11 .68 93
136
Adyen NV 12/20/19 EUR 464 1,689 .60 784
862
Aena SME SA 06/16/23 EUR 311 163 .36 51
50
Amundi SA 01/10/17 EUR 1,175 52 .76 62
72
Auto Trader Group PLC 12/11/20 GBP 43,011 8 .40 361
357
Budweiser Brewing Co. APAC, Ltd. 10/21/22 HKD 20,300 2 .22 45
49
Cellnex Telecom SA 10/21/22 EUR 2,824 28 .53 81
115
Delivery Hero AG 10/21/22 EUR 1,244 34 .37 43
56
Dr Ing hc F Porsche AG 03/22/23 EUR 759 126 .12 96
93
Euronext NV 06/06/22 EUR 1,491 73 .35 109
114
Evolution AB 11/24/20 SEK 3,266 105 .46 344
403
Hydro One, Ltd. 06/16/23 CAD 1,692 28 .08 48
48
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 5,703 8 .25 47
71
La Francaise des Jeux SAEM 06/14/21 EUR 4,169 42 .11 176
159
Nuvei Corp. 10/21/22 CAD 1,664 27 .60 46
57
Poste Italiane SpA 04/06/17 EUR 13,149 6 .63 87
150
Scout24 SE 10/21/22 EUR 1,728 52 .46 91
114
Siemens Healthineers AG 04/14/20 EUR 4,320 48 .13 208
251
VAT Group AG 02/04/22 CHF 574 369 .42 212
244
WH Group, Ltd. 04/30/19 HKD 396,789 0 .87 345
215
Worldline SA 03/11/22 EUR 1,419 44 .60 63
56
Zalando SE 06/16/23 EUR 2,035 29 .12 59 70
3,742
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 125 EUR 5,620 09/23
182
FTSE 100 Index Futures 13 GBP 1,000 09/23
15
MSCI Emerging Markets Index Futures 55 USD 2,899 09/23
91
S&P/TSX 60 Index Futures 9 CAD 2,232 09/23
56
TOPIX Index Futures 11 JPY 255,970 09/23 81
Short Positions
Hang Seng Index Futures 6 HKD 6,061 08/23
(29)
MSCI Singapore Index Futures 19 SGD 580 08/23
(14)
S&P 500 E-Mini Index Futures 2 USD 462 09/23
(23)
SPI 200 Index Futures 3 AUD 552 09/23 (13)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 346
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,292 AUD 1,900 09/20/23 (14)
Bank of New York USD 232 CAD 308 09/20/23 1

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 445
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,563 EUR 1,434 09/20/23 18
Bank of New York USD 140 GBP 110 09/20/23 1
Bank of New York USD 59 HKD 463 09/20/23 —
Bank of New York USD 1,309 JPY 179,908 09/20/23 (34)
Bank of New York USD 41 NZD 67 09/20/23 —
Bank of New York AUD 435 USD 297 09/20/23 5
Bank of New York CHF 827 USD 930 09/20/23 (23)
Bank of New York NOK 3,207 USD 305 09/20/23 (12)
Bank of New York SEK 1,465 USD 138 09/20/23 (1)
HSBC USD 232 CAD 308 09/20/23 2
HSBC USD 1,562 EUR 1,434 09/20/23 18
HSBC USD 140 GBP 110 09/20/23 2
HSBC USD 59 HKD 463 09/20/23 —
HSBC USD 1,309 JPY 179,908 09/20/23 (35)
HSBC USD 41 NZD 67 09/20/23 —
HSBC AUD 435 USD 297 09/20/23 5
HSBC CHF 827 USD 930 09/20/23 (23)
HSBC NOK 3,207 USD 305 09/20/23 (12)
HSBC SEK 1,465 USD 138 09/20/23 (1)
Royal Bank of Canada USD 232 CAD 308 09/20/23 2
Royal Bank of Canada USD 1,562 EUR 1,434 09/20/23 18
Royal Bank of Canada USD 140 GBP 110 09/20/23 1
Royal Bank of Canada USD 59 HKD 463 09/20/23 —
Royal Bank of Canada USD 1,308 JPY 179,908 09/20/23 (33)
Royal Bank of Canada USD 41 NZD 67 09/20/23 —
Royal Bank of Canada AUD 435 USD 297 09/20/23 4
Royal Bank of Canada CHF 827 USD 930 09/20/23 (24)
Royal Bank of Canada NOK 3,207 USD 305 09/20/23 (12)
Royal Bank of Canada SEK 1,465 USD 138 09/20/23 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (148)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 15,186 $ —
$ —
$ 15,186
Austria — 751 —
—
751
Belgium — 1,298 —
—
1,298
Brazil 138 241 —
—
379
Canada 25,591 — —
—
25,591
Chile 316 111 —
—
427
China — 954 —
—
954
Denmark — 6,524 —
—
6,524
Finland — 2,382 —
—
2,382
France — 22,781 —
—
22,781
Germany — 16,622 —
—
16,622

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Hong Kong 65 5,003 38
—
5,106
Ireland 152 2,012 —
—
2,164
Israel 504 2,087 —
—
2,591
Italy — 4,946 —
—
4,946
Japan — 52,109 —
—
52,109
Jordan — 281 —
—
281
Luxembourg — 353 —
—
353
Macao — 87 —
—
87
Netherlands — 13,922 —
—
13,922
New Zealand — 553 —
—
553
Norway — 1,987 —
—
1,987
Portugal — 792 —
—
792
Singapore 252 3,873 —
—
4,125
South Africa — 539 —
—
539
South Korea — 56 —
—
56
Spain — 5,079 —
—
5,079
Sweden — 7,186 —
—
7,186
Switzerland — 11,326 —
—
11,326
United Kingdom 111 25,645 —
—
25,756
United States 49 15,451 —
—
15,500
Zambia 226 — —
—
226
Preferred Stocks — 1,221 — — 1,221
Short-Term Investments — — — 8,122 8,122
Other Securities — — — 83 83
Total Investments 27,404 221,358 38 8,205 257,005
Other Financial Instruments
Assets
Futures Contracts 425 — — — 425
Foreign Currency Exchange Contracts — 77 — — 77
Liabilities
Futures Contracts (79) — — — (79)
Foreign Currency Exchange Contracts — (225) — — (225)
Total Other Financial Instruments
*
$ 346 $ (148) $ — $ — $ 198
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 447
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
34,400
Consumer Staples ...............................................................................
17,453
Energy ................................................................................................
14,420
Financial Services ..............................................................................
57,211
Health Care ........................................................................................
28,531
Materials and Processing ...................................................................
25,249
Producer Durables ..............................................................................
34,937
Technology .........................................................................................
21,764
Utilities ...............................................................................................
13,614
Preferred Stocks
Consumer Discretionary ....................................................................
718
Consumer Staples ...............................................................................
395
Producer Durables ..............................................................................
108
Short-Term Investments .............................................................
8,122
Other Securities ...........................................................................
83
Total Investments ............................................................................... 257,005

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 93.5%
Corporate Bonds and Notes - 26.9%
Ares Capital Corp.
3.875% due 01/15/26 175 163
Ares Finance Co. LLC
4.000% due 10/08/24 (Þ) 170 163
AT&T, Inc.
1.700% due 03/25/26 138 125
BAT Capital Corp.
Series WI
3.557% due 08/15/27 149 138
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 138
Berry Global, Inc.
Series WI
1.570% due 01/15/26 151 137
Boardwalk Pipelines, LP
3.400% due 02/15/31 137 119
Bunge, Ltd.
1.630% due 08/17/25 168 156
Capital One Financial Corp.
3.650% due 05/11/27 136 127
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 145 139
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
6.834% due 10/23/55 99 94
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 130 130
Chevron Corp.
1.554% due 05/11/25 140 132
Coca-Cola Co. (The)
1.125% due 03/09/27 119 121
Costco Wholesale Corp.
1.375% due 06/20/27 173 153
CubeSmart, LP
4.000% due 11/15/25 148 140
DH Europe Finance II SARL
0.450% due 03/18/28 111 106
Duke Energy Corp.
2.650% due 09/01/26 165 153
Edison International
5.750% due 06/15/27 134 135
Enbridge Energy Partners, LP
5.875% due 10/15/25 87 88
Enterprise Products Operating LLC
3.700% due 02/15/26 143 138
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 149 142
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 177 164
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 182 164
Johnson & Johnson
2.450% due 03/01/26 161 152
Kellogg Co.
3.250% due 04/01/26 43 41
Kilroy Realty, LP
4.375% due 10/01/25 167 157
McDonald's Corp.
4.700% due 12/09/35 156 151
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 91 87
Nucor Corp.
2.000% due 06/01/25 145 136
Omega Healthcare Investors, Inc.
Series WI
5.250% due 01/15/26 165 161
Oracle Corp.
3.950% due 03/25/51 136 102
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 140 132
Pioneer Natural Resources Co.
1.125% due 01/15/26 170 154
Plains All American Pipeline, LP / PAA
Finance Corp.
4.650% due 10/15/25 157 153
Prospect Capital Corp.
3.437% due 10/15/28 176 139
Prudential Financial, Inc.
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 168 143
Regions Financial Corp.
2.250% due 05/18/25 168 158
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 180 165
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 201 165
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 151 147
Spectra Energy Partners, LP
3.500% due 03/15/25 168 162
Steel Dynamics, Inc.
2.400% due 06/15/25 129 121
Synchrony Financial
3.700% due 08/04/26 157 144
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 127 136
Thermo Fisher Scientific, Inc.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 09/12/24 126 134
Time Warner Cable LLC
7.300% due 07/01/38 117 119
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 139 134
United Parcel Service, Inc.
3.900% due 04/01/25 137 134
Walt Disney Co. (The)
1.750% due 08/30/24 139 134
6,826
International Debt - 19.1%
ABN AMRO Bank NV
3.324% due 03/13/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.900%)(Ê)(Þ) 200 155
Altria Group, Inc.
3.125% due 06/15/31 EUR 188 178
AP Moller - Maersk A/S
3.875% due 09/28/25 (Þ) 137 132
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 177 162
Bancolombia SA
3.000% due 01/29/25 178 170
Bank of Nova Scotia (The)
1.300% due 06/11/25 143 133
Barclays PLC
5.200% due 05/12/26 156 152
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 139 135
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 127
BNP Paribas SA
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 181 165
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 170 154
Canadian Natural Resources, Ltd.
2.050% due 07/15/25 131 123
Comcast Corp.
0.250% due 05/20/27 EUR 103 100
Credit Suisse Group AG
Series FXD
3.700% due 02/21/25 164 158
Danaher Corp.
2.500% due 03/30/30 EUR 164 169
Danske Bank A/S
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 164 155
Deutsche Bank AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 141 128
Fairfax Financial Holdings, Ltd.
4.875% due 08/13/24 (Þ) 164 161
Honeywell International, Inc.
2.250% due 02/22/28 EUR 100 103
Marubeni Corp.
1.319% due 09/18/25 (Þ) 206 187
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 47 43
Nestle Holdings, Inc.
0.625% due 12/18/25 (Þ) GBP 137 157
0.257% due 06/14/26 (Þ) EUR 123 123
Prosus NV
4.987% due 01/19/52 (Þ) 224 164
Suncor Energy, Inc.
7.150% due 02/01/32 111 119
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 180 170
Sysco Canada, Inc.
3.650% due 04/25/25 (Þ) CAD 190 139
Triton International, Ltd.
3.250% due 03/15/32 203 157
TSMC Arizona Corp.
1.750% due 10/25/26 151 136
TSMC Global, Ltd.
1.000% due 09/28/27 (Þ) 198 169
UBS Group AG
3.126% due 08/13/30 (USD 3 Month
LIBOR + 1.468%)(Ê)(Þ) 190 163
Verizon Communications, Inc.
4.500% due 08/17/27 (Þ) AUD 200 130
Walmart, Inc.
4.875% due 09/21/29 EUR 73 87
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê)(Þ) 209 164
4,868
Non-US Bonds - 41.0%
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 (Þ) CAD 191 140
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê)(Þ) EUR 191 212
Australia Government International
Bond
Series 159
0.250% due 11/21/24 (Þ) AUD 230 147
Series 162
1.750% due 06/21/51 (Þ) AUD 40 16

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 163
1.000% due 11/21/31 (Þ) AUD 250 132
Bundesobligation
Series G
1.300% due 10/15/27 (Þ) EUR 670 701
Bundesrepublik Deutschland
1.700% due 08/15/32 (Þ) EUR 85 88
1.000% due 05/15/38 (Þ) EUR 440 388
Canada Government International Bond
3.750% due 02/01/25 CAD 400 298
2.000% due 06/01/32 CAD 420 281
4.000% due 06/01/41 CAD 70 57
Commerzbank AG
0.625% due 08/28/24 (Þ) EUR 123 131
Compass Group PLC
2.000% due 09/05/25 (Þ) GBP 133 159
Credit Agricole SA
1.000% due 04/22/26 (3 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 100 104
Denmark Government International
Bond
Series 10Y
1.477% due 11/15/31 DKK 350 42
Deutsche Bank AG
2.625% due 02/12/26 (Þ) EUR 100 105
Diageo Finance PLC
1.000% due 04/22/25 (Þ) EUR 160 168
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 155
Enel Finance International NV
0.550% due 09/03/24 (Þ) CHF 150 169
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 168
France Government International Bond
0.750% due 02/25/28 (Þ) EUR 505 505
0.500% due 06/25/44 (Þ) EUR 660 421
Intermediate Capital Group PLC
1.625% due 02/17/27 (Þ) EUR 143 134
Investec Bank PLC
0.500% due 02/17/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 0.950%)(Ê)(Þ) EUR 177 166
Italy Buoni Poliennali Del Tesoro
Series CAC
2.450% due 09/01/50 (Þ) EUR 240 186
Japan 10 Year Government International
Bond
Series 349
0.100% due 12/20/27 JPY 41,700 293
Series 369
0.500% due 12/20/32 JPY 15,000 105
Japan 20 Year Government International
Bond
Series 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.500% due 06/20/38 JPY 80,000 527
Japan 30 Year Government International
Bond
Series 37
1.900% due 09/20/42 JPY 54,800 432
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 77,600 391
Merck Financial Services GmbH
0.125% due 07/16/25 (Þ) EUR 100 103
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 2,000 107
National Bank of Canada
2.580% due 02/03/25 CAD 178 129
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 (Þ) NZD 60 37
Norway Government International
Bond
Series 479
1.750% due 02/17/27 (Þ) NOK 98 9
Novo Nordisk A/S
0.750% due 03/31/25 (Þ) EUR 162 170
Sky, Ltd.
2.500% due 09/15/26 (Þ) EUR 112 118
Societe Generale SA
Series emtn
2.125% due 09/27/28 (Þ) EUR 100 99
Spain Government International Bond
1.250% due 10/31/30 (Þ) EUR 970 928
1.200% due 10/31/40 (Þ) EUR 130 96
St. Galler Kantonalbank AG
1.700% due 12/31/99 (CHF SARON
5 Year + 1.841%)(Ê)(ƒ)(Þ) CHF 155 171
Swiss Re Finance (Luxembourg) SA
Series 155
1.000% due 09/17/24 (Þ) CHF 150 170
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 (Þ) GBP 191 232
TotalEnergies Capital International SA
1.000% due 08/29/24 (Þ) CHF 150 170
Unilever Capital Corp.
1.000% due 02/14/27 (Þ) EUR 155 157
Unilever PLC
1.500% due 07/22/26 (Þ) GBP 134 155
United Kingdom Gilt
1.250% due 10/22/41 (Þ) GBP 506 391
1.625% due 10/22/54 (Þ) GBP 270 185
Volvo Treasury AB
0.625% due 02/14/25 (Þ) EUR 151 158
10,406
United States Government Treasuries - 6.5%

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Notes
3.375% due 05/15/33 866 826
3.125% due 05/15/48 400 336
2.250% due 08/15/49 300 212
1.250% due 05/15/50 520 283
1,657
Total Long-Term Investments
(cost $26,106) 23,757
Short-Term Investments - 5.9%
U.S. Cash Management Fund(@) 1,495,123(∞) 1,494
Total Short-Term Investments
(cost $1,495) 1,494
Total Investments - 99.4%
(identified cost $27,601) 25,251
Other Assets and Liabilities,
Net - 0.6%
145
Net Assets - 100.0%
25,396

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multifactor Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
41.4%
ABN AMRO Bank NV 07/26/22 200,000 80.83 162
155
Alimentation Couche-Tard, Inc. 11/13/19 CAD 191,000 76.34 146
140
AP Moller - Maersk A/S 04/28/22 137,000 100.59 138
132
Ares Finance Co. LLC 02/13/23 170,000 96.65 164
163
Assicurazioni Generali SpA 04/27/20 EUR 191,000 115.43 220
212
Australia Government International Bond 02/10/21 AUD 40,000 69.60 28
16
Australia Government International Bond 06/24/22 AUD 230,000 67.02 154
147
Australia Government International Bond 07/21/23 AUD 250,000 53.14 133
132
Banco de Bogota SA 02/13/23 177,000 93.50 165
162
Bayer US Finance LLC 11/14/19 139,000 100.69 140
135
BNP Paribas SA 06/22/22 181,000 93.54 169
165
Bundesobligation 03/20/23 EUR 670,000 105.25 705
701
Bundesrepublik Deutschland 08/09/22 EUR 440,000 88.12 388
388
Bundesrepublik Deutschland 03/20/23 EUR 85,000 103.96 88
88
Commerzbank AG 01/13/22 EUR 123,000 115.26 142
131
Compass Group PLC 04/24/23 GBP 133,000 118.44 157
159
Credit Agricole SA 09/28/21 EUR 100,000 119.17 119
104
Danske Bank A/S 04/24/23 164,000 94.88 156
155
Deutsche Bank AG 09/28/21 EUR 100,000 123.72 124
105
Diageo Finance PLC 02/13/23 EUR 160,000 103.23 165
168
Enel Finance International NV 03/20/23 CHF 150,000 106.25 159
169
Fairfax Financial Holdings, Ltd. 02/13/23 164,000 98.69 162
161
France Government International Bond 08/08/22 EUR 660,000 69.82 461
421
France Government International Bond 07/06/23 EUR 505,000 99.19 501
505
Intermediate Capital Group PLC 05/19/20 EUR 143,000 100.25 143
134
International Flavors & Fragrances, Inc. 02/13/23 182,000 91.13 166
164
Investec Bank PLC 02/13/23 EUR 177,000 93.78 166
166
Italy Buoni Poliennali Del Tesoro 02/23/22 EUR 240,000 105.28 253
186
Marubeni Corp. 10/20/20 206,000 99.92 206
187
Merck Financial Services GmbH 01/13/22 EUR 100,000 114.92 115
103
NBK Tier 1 Financing 2, Ltd. 02/13/23 47,000 94.55 44
43
Nestle Holdings, Inc. 11/04/21 EUR 123,000 115.93 143
123
Nestle Holdings, Inc. 04/24/23 GBP 137,000 114.71 157
157
New Zealand Government International Bond 11/13/19 NZD 60,000 70.97 43
37
NGPL PipeCo LLC 03/24/22 91,000 103.29 94
87
Norway Government International Bond 10/29/21 NOK 98,000 11.91 12
9
Novo Nordisk A/S 02/13/23 EUR 162,000 102.97 167
170
Prosus NV 07/26/22 224,000 77.20 173
164
Sky, Ltd. 03/03/21 EUR 112,000 130.75 146
118
Societe Generale SA 09/28/21 EUR 100,000 125.53 125
99
Spain Government International Bond 11/12/20 EUR 970,000 117.80 1,143
928
Spain Government International Bond 06/01/21 EUR 130,000 95.58 124
96
St. Galler Kantonalbank AG 02/13/23 CHF 155,000 105.15 163
171
SURA Asset Management SA 07/26/22 180,000 94.80 171
170
Swiss Re Finance (Luxembourg) SA 03/20/23 CHF 150,000 107.22 161
170
Sysco Canada, Inc. 11/13/19 CAD 190,000 76.51 145
139
Tesco Corp. Treasury Services PLC 11/14/19 GBP 191,000 125.36 239
232
TotalEnergies Capital International SA 03/20/23 CHF 150,000 107.03 161
170
TSMC Global, Ltd. 08/22/22 198,000 87.78 174
169
UBS Group AG 09/13/22 190,000 87.46 166
163
Unilever Capital Corp. 04/24/23 EUR 155,000 102.17 158
157
Unilever PLC 04/24/23 GBP 134,000 115.00 154
155
United Kingdom Gilt 02/17/21 GBP 270,000 147.67 399
185
United Kingdom Gilt 03/14/22 GBP 505,500 92.72 469
391
Verizon Communications, Inc. 11/15/19 AUD 200,000 73.86 148
130
Volvo Treasury AB 05/24/23 EUR 151,000 102.65 155
158
Zurich Finance (Ireland) Designated Activity Co. 07/26/22 209,000 81.43 170 164
10,509
For a description of restricted securities see note 5 in the Notes to Quarterly Report.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 453
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bund Futures 1 EUR 133 09/23
—
Euro-Schatz Futures 1 EUR 105 09/23
—
Japanese 10 Year Mini Government Bond Futures 1 JPY 14,687 09/23
(1)
United States 2 Year Treasury Note Futures 25 USD 5,076 09/23
(82)
United States 5 Year Treasury Note Futures 29 USD 3,098 09/23
(57)
United States 10 Year Treasury Note Futures 16 USD 1,782 09/23
(32)
United States 10 Year Treasury Ultra Notes Futures 7 USD 819 09/23
1
United States Treasury Long Bond Futures 1 USD 124 09/23 (2)
Short Positions
United States 10 Year Treasury Note Futures 15 USD 1,671 09/23 43
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (130)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 13 AUD 20 08/21/23 —
Bank of America USD 7 CAD 10 08/21/23 —
Bank of America USD 116 CZK 2,513 08/21/23 (1)
Bank of America USD 49 EUR 45 08/21/23 —
Bank of America USD 13 GBP 10 08/21/23 —
Bank of America CZK 2,513 USD 114 08/21/23 —
Bank of New York USD 8 HUF 2,933 08/21/23 —
Bank of New York AUD 221 USD 151 08/21/23 2
Bank of New York CAD 613 USD 462 08/21/23 (3)
Bank of New York CHF 198 USD 222 08/21/23 (5)
Bank of New York DKK 94 USD 14 08/21/23 —
Bank of New York EUR 2,030 USD 2,208 08/21/23 (25)
Bank of New York GBP 350 USD 444 08/21/23 (5)
Bank of New York HUF 2,933 USD 8 08/21/23 —
Bank of New York JPY 85,000 USD 616 08/21/23 16
Bank of New York MXN 612 USD 35 08/21/23 (1)
Bank of New York NOK 36 USD 3 08/21/23 —
Bank of New York NZD 20 USD 13 08/21/23 —
Bank of New York SEK 45 USD 4 08/21/23 —
Citigroup USD 7 CHF 6 08/10/23 —
Citigroup USD 190 GBP 150 08/10/23 2
Citigroup CHF 171 USD 191 08/10/23 (5)
Citigroup GBP 2 USD 2 08/10/23 —
HSBC USD 8 HUF 2,933 08/21/23 —
HSBC AUD 221 USD 151 08/21/23 2
HSBC CAD 613 USD 462 08/21/23 (3)
HSBC CHF 198 USD 222 08/21/23 (5)
HSBC DKK 94 USD 14 08/21/23 —
HSBC EUR 2,030 USD 2,208 08/21/23 (26)
HSBC GBP 350 USD 444 08/21/23 (5)
HSBC HUF 2,933 USD 8 08/21/23 —
HSBC JPY 85,000 USD 615 08/21/23 16
HSBC MXN 612 USD 35 08/21/23 (1)
HSBC NOK 36 USD 3 08/21/23 —

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC NZD 20 USD 13 08/21/23 —
HSBC SEK 45 USD 4 08/21/23 —
Royal Bank of Canada USD 8 HUF 2,933 08/21/23 —
Royal Bank of Canada AUD 221 USD 151 08/21/23 2
Royal Bank of Canada CAD 168 USD 127 08/10/23 —
Royal Bank of Canada CAD 613 USD 462 08/21/23 (3)
Royal Bank of Canada CHF 198 USD 222 08/21/23 (6)
Royal Bank of Canada DKK 94 USD 14 08/21/23 —
Royal Bank of Canada EUR 2,030 USD 2,208 08/21/23 (26)
Royal Bank of Canada GBP 350 USD 444 08/21/23 (5)
Royal Bank of Canada HUF 2,933 USD 8 08/21/23 —
Royal Bank of Canada JPY 85,000 USD 615 08/21/23 16
Royal Bank of Canada MXN 612 USD 35 08/21/23 (1)
Royal Bank of Canada NOK 36 USD 3 08/21/23 —
Royal Bank of Canada NZD 20 USD 13 08/21/23 —
Royal Bank of Canada SEK 45 USD 4 08/21/23 —
State Street USD 127 AUD 190 08/10/23 1
State Street USD 5 AUD 7 08/21/23 —
State Street USD 95 EUR 87 08/10/23 1
State Street USD 18 EUR 17 08/21/23 —
State Street USD 26 EUR 23 08/21/23 —
State Street USD 52 EUR 47 08/21/23 —
State Street USD 246 EUR 225 08/21/23 1
State Street USD 10 GBP 8 08/21/23 —
State Street USD 18 GBP 14 08/21/23 —
State Street USD 62 GBP 48 08/21/23 —
State Street USD 55 JPY 7,667 08/10/23 (1)
State Street USD 4 JPY 500 08/21/23 —
State Street USD 19 JPY 2,700 08/21/23 —
State Street USD 29 JPY 4,000 08/21/23 —
State Street USD 64 NZD 103 08/10/23 —
State Street USD 125 SEK 1,365 08/10/23 5
State Street USD 4 SEK 45 08/21/23 —
State Street USD 4 SEK 45 08/21/23 —
State Street USD 4 SEK 47 08/21/23 —
State Street AUD 190 USD 127 08/10/23 (1)
State Street EUR 20 USD 22 08/10/23 —
State Street EUR 17 USD 19 08/21/23 —
State Street EUR 25 USD 28 08/21/23 —
State Street EUR 38 USD 43 08/21/23 1
State Street EUR 60 USD 68 08/21/23 1
State Street GBP 15 USD 20 08/21/23 —
State Street GBP 22 USD 28 08/21/23 —
State Street JPY 9,157 USD 64 08/10/23 (1)
State Street JPY 2,000 USD 14 08/21/23 —
State Street JPY 2,000 USD 14 08/21/23 —
State Street NZD — USD — 08/10/23 —
State Street SEK 33 USD 3 08/10/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (63)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 455
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 300 (5.000%)
(2)
06/20/28 — (11) (11)
Total Open Credit Indices - Purchase Protection Contracts — (11) (11)
Total Open Credit Default Swap Contracts (å) — (11) (11)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 6,826 $ —
$ —
$ 6,826
International Debt — 4,868 —
—
4,868
Non-US Bonds — 10,406 —
—
10,406
United States Government Treasuries — 1,657 —
—
1,657
Short-Term Investments — — — 1,494 1,494
Total Investments
— 23,757 — 1,494 25,251
Other Financial Instruments
Assets
Futures Contracts 44 — — — 44
Foreign Currency Exchange Contracts — 66 — — 66
Liabilities
Futures Contracts (174) — — — (174)
Foreign Currency Exchange Contracts — (1 29 ) — — (1 29 )
Credit Default Swap Contracts — (11) — — (11)
Total Other Financial Instruments
*
$ (130) $ (74) $ — $ — $ (2 04 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multifactor Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
295
Bermuda .............................................................................................
157
Canada ................................................................................................
1,918
China ..................................................................................................
164
Colombia ............................................................................................
502
Denmark .............................................................................................
499
France .................................................................................................
1,464
Germany .............................................................................................
1,779
Italy ....................................................................................................
567
Japan ..................................................................................................
1,935
Kuwait ................................................................................................
43
Mexico ...............................................................................................
107
Netherlands ........................................................................................
155
New Zealand ......................................................................................
37
Norway ...............................................................................................
9
Spain ..................................................................................................
1,024
Sweden ...............................................................................................
158
Switzerland ........................................................................................
826
Taiwan ................................................................................................
305
United Kingdom .................................................................................
2,017
United States ......................................................................................
11,290
Total Investments ............................................................................... 25,251

Russell Investment Company
Notes to Schedules of Investments — July 31, 2023 (Unaudited)
Notes to Schedules of Investments 457
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index

Russell Investment Company
Notes to Schedules of Investments, continued — July 31, 2023 (Unaudited)
458 Notes to Schedules of Investments
Foreign Currency Abbreviations:
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — July 31, 2023 (Unaudited)
Notes to Quarterly Report 459
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. This Quarterly Report reports on 25 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within this Quarterly Report) refers to the nine months ended July 31, 2023.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
460 Notes to Quarterly Report
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 461
requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Global
Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Opportunistic
Credit, Unconstrained Total Return, Strategic Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities,
Multi-Strategy Income, Multi-Asset Growth Strategy, Multifactor U.S. Equity, Multifactor International Equity, and Multifactor
Bond Funds had no transfers into or out of Level 3 for the period ended July 31, 2023.
The Emerging Markets Fund had transfers out of Level 3 into Level 1 representing financial instruments for which quoted prices in an active market became available. The amount transferred was $24,947.
The Tax-Managed Real Assets and Tax-Exempt High Yield Bond Funds had transfers out of Level 2 into Level 3 representing financial instruments for which inputs became unobservable. The amounts transferred were as follows:
The Investment Grade Bond and Short Duration Bond Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process
Funds Amount
Tax-Managed Real Assets Fund $ 456,789
Tax-Exempt High Yield Bond Fund 59,719
Funds Amount
Investment Grade Bond Fund $ 1,836,517
Short Duration Bond Fund 218,695

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
462 Notes to Quarterly Report
cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Certain callable debt securities held at a premium will be amortized to the earliest call date. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 463
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
The financial derivative instruments outstanding as of period end on the Schedules of Investments serves as an indicator of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended July 31, 2023, the following Funds entered into FX contracts primarily for the strategies listed below:

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
464 Notes to Quarterly Report
As of July 31, 2023, the Funds had no cash collateral balances in connection with FX contracts purchased or sold.
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended July 31, 2023, the following Funds purchased or sold options primarily for the strategies listed below:
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 465
As of July 31, 2023, the Funds had cash collateral balances in connection with options contracts purchased or sold as follows:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended July 31, 2023, the following Funds entered into futures contracts primarily for the strategies listed below:
As of July 31, 2023, the Funds had cash collateral balances in connection with futures contracts purchased or sold as follows:
Funds Due to Broker
Multi-Strategy Income Fund $ 2,564,764
Multi-Asset Growth Strategy Fund 5,846,002
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Global Equity Fund Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets
Funds Cash Collateral for Futures Due to Broker
Equity Income Fund $ 168,838 $ —
Sustainable Equity Fund 220,099 —
U.S. Strategic Equity Fund 2,084,996 —
U.S. Small Cap Equity Fund 592,782 —
International Developed Markets Fund 23,862,269 —
Global Equity Fund 23,682,308 —
Emerging Markets Fund 995,816 —
Tax-Managed U.S. Large Cap Fund 9,123 —
Tax-Managed U.S. Mid & Small Cap Fund 339,382 —
Tax-Managed International Equity Fund 42,019,330 —
Tax-Managed Real Assets Fund 253,696 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
466 Notes to Quarterly Report
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return
(equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed.
Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as
SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of July 31, 2023, the Funds had cash collateral balances in connection with swap contracts purchased or sold as follows:
Funds Cash Collateral for Futures Due to Broker
Opportunistic Credit Fund 7,094,730 250,376
Unconstrained Total Return Fund 55 54
Strategic Bond Fund 59,759,607 13
Investment Grade Bond Fund 13,544,377 —
Short Duration Bond Fund 2,502,593 —
Tax-Exempt High Yield Bond Fund 389,847 —
Tax-Exempt Bond Fund 581,581 —
Global Infrastructure Fund 1,064,719 —
Global Real Estate Securities Fund 509,836 —
Multi-Strategy Income Fund 18,550,310 —
Multi-Asset Growth Strategy Fund 32,233,489 38
Multifactor U.S. Equity Fund 602,285 —
Multifactor International Equity Fund 579,927 —
Multifactor Bond Fund 243,602 —
Funds Cash Collateral for Swaps Due to Broker
Opportunistic Credit Fund $ 620,003 $ 3
Unconstrained Total Return Fund 174,776 102,139
Strategic Bond Fund 43,087,400 13,929,812
Short Duration Bond Fund 416,694 —
Multi-Strategy Income Fund 430,054 —
Multi-Asset Growth Strategy Fund 2,256,394 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 467
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt.
In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current
Funds Cash Collateral for Swaps Due to Broker
Multifactor Bond Fund 28,487 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
468 Notes to Quarterly Report
status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2023, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a
Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended July 31, 2023, the following Funds entered into credit default swaps primarily for the strategies listed below:
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended July 31, 2023, the following Funds entered into interest rate swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 469
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended July 31, 2023, none of the Funds entered into total return swaps contracts.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended July 31, 2023, the Unconstrained Total Return Fund entered into currency swaps primarily for hedging.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
470 Notes to Quarterly Report
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Strategic Equity
Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust
Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State
Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a
Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 471
purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of July 31, 2023, the market value of securities on loan through the reciprocal lending program was as follows:
As of July 31, 2023, the Sustainable Equity Fund held $20,480,109, the U.S. Strategic Equity Fund held $214,607,162 and the
U.S. Small Cap Equity Fund held $51,614,034 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of July 31, 2023, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk
Funds Amount
Sustainable Equity Fund $ 9,944,718
U.S. Strategic Equity Fund 126,490,278
U.S. Small Cap Equity Fund 36,424,965

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
472 Notes to Quarterly Report
of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-
conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 473
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
474 Notes to Quarterly Report
collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of July 31, 2023, the Funds had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that historically relied in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United
Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3- month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. Replacement rates that have been identified include SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 475
through repurchase agreement transactions collateralized with U.S. Treasury securities, the Sterling Overnight Index Average
Rate (“SONIA”), which is intended to replace British Pound Sterling LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, and other rates derived from markets connected to SOFR, such as Term
SOFR. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to publish an unrepresentative
“synthetic LIBOR” using a changed methodology until at least the end of September 2024. The impact of synthetic LIBOR is uncertain and some LIBOR contracts may use synthetic LIBOR instead of other alternative reference rates. Accordingly, synthetic LIBOR may be a significant factor in the cost of financing certain Fund investments or the value or return on certain other Fund investments.
Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that were tied to LIBOR or continue to be tied to synthetic LIBOR and may result in a reduction in value of certain instruments held by a Fund. The unavailability of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to a Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. At this time, it is not possible to predict the effect of the establishment of SOFR,
SONIA or any other replacement rates or any other reforms to LIBOR. The impact of any substitute reference rate will vary on an investment-by-investment basis. These developments could negatively impact financial markets in general and present heightened risks to the Funds, including with respect to their performance, liquidity and volatility.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
476 Notes to Quarterly Report
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
Russell Investments Fund Services, LLC (“RIFUS”) is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell
Investments Group, Ltd. Each of the Funds pays an annual advisory fee to RIM and an annual administrative fee and annual transfer agency fee to RIFUS.  Transfer agency fees are class-level expenses and may differ by class.
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the
Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the
Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% and 0.75% of the average daily net assets of a Fund’s Class A and Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and
Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A or Class C Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services,
LLC (“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the equity and derivative portfolio transactions that RIM effects for the
Funds are executed through RIIS. Use of an affiliated broker-dealer may present a potential conflict of interest as such broker-
dealer generally receives compensation for effecting portfolio transactions which may provide a financial incentive for RIM or a money manager to select an affiliated broker-dealer. RIIS uses a multi-venue trade approach whereby RIIS trades with RIIS’
network of independent venues, including brokers for execution, clearing and other services. Trades placed through RIIS and its independent venues are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of certain Fund’s assets that RIM determines not to allocate to money manager strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 477
discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain listed futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
4. Federal Income Taxes
As of July 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Equity Income
Fund
Sustainable
Equity Fund
U.S. Strategic
Equity Fund
Cost of Investments
$ 143,921,389 $ 142,842,681 $ 2,428,174,573
Unrealized Appreciation
$ 58,707,697 $ 57,177,175 $ 910,821,923
Unrealized Depreciation
(3,139,392) (5,998,096) (74,209,923)
Net Unrealized Appreciation (Depreciation)
$ 55,568,305 $ 51,179,079 $ 836,612,000
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Global Equity
Fund
Cost of Investments
$ 849,302,570 $ 1,275,167,740 $ 1,273,458,347
Unrealized Appreciation
$ 134,343,378 $ 136,563,074 $ 338,180,779
Unrealized Depreciation
(49,925,210) (84,363,320) (36,472,218)
Net Unrealized Appreciation (Depreciation)
$ 84,418,168 $ 52,199,754 $ 301,708,561
Emerging
Markets Fund
Tax-Managed
U.S. Large Cap
Fund
Tax-Managed
U.S. Mid & Small
Cap Fund
Cost of Investments
$ 726,806,441 $ 4,119,924,757 $ 910,170,810
Unrealized Appreciation
$ 164,288,712 $ 3,292,816,946 $ 585,782,097
Unrealized Depreciation
(59,318,121) (8,789,383) (8,605,175)
Net Unrealized Appreciation (Depreciation)
$ 104,970,591 $ 3,284,027,563 $ 577,176,922
Tax-Managed
International
Equity Fund
Tax-Managed
Real Assets
Fund
Opportunistic
Credit Fund
Cost of Investments
$ 2,670,705,475 $ 698,946,105 $ 597,657,134
Unrealized Appreciation
$ 736,182,239 $ 191,204,837 $ 20,533,765
Unrealized Depreciation
(88,593,495) (24,983,333) (77,753,258)
Net Unrealized Appreciation (Depreciation)
$ 647,588,744 $ 166,221,504 $ (57,219,493)
Unconstrained
Total Return
Fund
Strategic Bond
Fund
Investment
Grade Bond
Fund
Cost of Investments
$ 99,677,411 $ 2,554,898,994 $ 1,112,733,911
Unrealized Appreciation
$ 106,681 $ 23,597,157 $ 5,429,966
Unrealized Depreciation
(849,524) (207,009,317) (53,803,145)
Net Unrealized Appreciation (Depreciation)
$ (742,843) $ (183,412,160) $ (48,373,179)
Short Duration
Bond Fund
Tax-Exempt High
Yield Bond Fund
Tax-Exempt
Bond Fund
Cost of Investments
$ 363,755,862 $ 1,783,101,210 $ 4,903,925,591
Unrealized Appreciation
$ 624,970 $ 33,686,350 $ 46,154,638
Unrealized Depreciation
(14,004,703) (135,616,536) (232,311,869)
Net Unrealized Appreciation (Depreciation)
$ (13,379,733) $ (101,930,186) $ (186,157,231)
Global
Infrastructure
Fund
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Cost of Investments
$ 219,079,940 $ 377,319,326 $ 358,249,042

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
478 Notes to Quarterly Report
5. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
6. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedules of
Investments. As of July 31, 2023, there were no unfunded loan commitments.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure except the following:
Effective September 13, 2023, the Multifactor Bond Fund was renamed the Long Duration Bond Fund and changed certain of its investment strategies. For more information regarding these changes, please see the supplement dated July 27, 2023 to the
Fund’s prospectus dated March 1, 2023.
At a meeting held on May 23, 2023, the Board, upon the recommendation of RIM, approved the liquidation of the Unconstrained
Total Return Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their Shares prior to the liquidation date. The Plan provides for the liquidation of the Fund’s assets on or before September 27, 2023, and a liquidating distribution to be paid to each Fund shareholder of all of the proceeds of the liquidation as promptly as possible after the liquidation date. Effective July
5, 2023, the Fund is no longer pursuing its investment strategy or engaging in any business activities except for the purpose of winding up its business affairs, which includes liquidating its holdings, and distributing its investment income, capital gains and remaining assets to shareholders. The Fund may liquidate prior to September 27, 2023 in the event that all Shares are redeemed prior to the planned liquidation date. For more information regarding the liquidation, please see the supplement dated May 24,
2023 to the Fund’s prospectus dated March 1, 2023.
Global
Infrastructure
Fund
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Unrealized Appreciation
$ 25,777,984 $ 52,911,657 $ 9,059,585
Unrealized Depreciation
(1,840,269) (9,637,201) (7,077,476)
Net Unrealized Appreciation (Depreciation)
$ 23,937,715 $ 43,274,456 $ 1,982,109
Multi-Asset
Growth Strategy
Fund
Multifactor U.S.
Equity Fund
Multifactor
International
Equity Fund
Cost of Investments
$ 600,744,553 $ 318,234,979 $ 207,370,842
Unrealized Appreciation
$ 34,522,357 $ 253,836,184 $ 56,937,105
Unrealized Depreciation
(20,699,738) (11,717,508) (7,104,897)
Net Unrealized Appreciation (Depreciation)
$ 13,822,619 $ 242,118,676 $ 49,832,208
Multifactor Bond
Fund
Cost of Investments
$ 27,659,164
Unrealized Appreciation
$ 108,936
Unrealized Depreciation
(2,721,577)
Net Unrealized Appreciation (Depreciation)
$ (2,612,641)

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com